UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA	50309
(Address of principal executive offices)	(Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	December 31, 2018
Date of reporting period:	December 31, 2018

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Variable Contracts Funds, Inc.
Annual Report

December 31, 2018

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Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

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Table of Contents

Economic & Financial Market Review	1
Important Account Information	2
Bond Market Index Account (unaudited)	3
Core Plus Bond Account (unaudited)	4
Diversified Balanced Account (unaudited)	5
Diversified Balanced Managed Volatility Account (unaudited)	6
Diversified Balanced Volatility Control Account (unaudited)	7
Diversified Growth Account (unaudited)	8
Diversified Growth Managed Volatility Account (unaudited)	9
Diversified Growth Volatility Control Account (unaudited)	10
Diversified Income Account (unaudited)	11
Diversified International Account (unaudited)	12
Equity Income Account (unaudited)	13
Government & High Quality Bond Account (unaudited)	14
Income Account (unaudited)	15
International Emerging Markets Account (unaudited)	16
LargeCap Growth Account (unaudited)	17
LargeCap Growth Account I (unaudited)	18
LargeCap S&P 500 Index Account (unaudited)	19
LargeCap S&P 500 Managed Volatility Index Account (unaudited)	20
MidCap Account (unaudited)	21
Multi-Asset Income Account (unaudited)	22
Principal Capital Appreciation Account (unaudited)	23
Principal LifeTime 2010 Account (unaudited)	24
Principal LifeTime 2020 Account (unaudited)	25
Principal LifeTime 2030 Account (unaudited)	26
Principal LifeTime 2040 Account (unaudited)	27
Principal LifeTime 2050 Account (unaudited)	28
Principal LifeTime 2060 Account (unaudited)	29
Principal LifeTime Strategic Income Account (unaudited)	30
Real Estate Securities Account (unaudited)	31
SAM Balanced Portfolio (unaudited)	32
SAM Conservative Balanced Portfolio (unaudited)	33
SAM Conservative Growth Portfolio (unaudited)	34
SAM Flexible Income Portfolio (unaudited)	35
SAM Strategic Growth Portfolio (unaudited)	36
Short-Term Income Account (unaudited)	37
SmallCap Account (unaudited)	38
Financial Statements	39
Notes to Financial Statements	81
Schedules of Investments	106
Financial Highlights (Includes performance information)	254
Report of Independent Registered Public Accounting Firm	286
Shareholder Expense Example	288
Supplemental Information	293

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

Economic & Financial Market Review

What a turbulent year. From wild-eyed enthusiasm in January to morose gloom and recession worries in December; and after the post-Christmas stock surge, confidence enough to buy the dip. Financial returns were mainly ugly last year. Most global equity indices had losses for the year and the fourth quarter, double-digit losses in emerging markets and Europe. World bond indices were more mixed for the year, but with a minor retreat in corporate and emerging-market bond returns.

Pessimism about a global economic slowdown mounted through 2018 as data from China and the Eurozone worsened markedly. While worries about a US recession nearly became consensus, the US economy stayed robust with an excellent job market and accelerating wages. The downdraft in the stock market has taken a toll on business sentiment, so capital spending may fade somewhat and pull US growth down to the 2.5% range.

Geopolitical uncertainties plague the Eurozone and growth may only be lackluster in the 1.5% range, give or take, with some downside risk. The Chinese economy will likely continue its gradual, structural growth deceleration. Officials in Beijing are urgently trying to stimulate growth back to target, but with debt already high and pollution severe, the downside risk is significant. Japan’s economy is rebounding from a third-quarter contraction. The strong labor market, rising wages, and robust corporate profits should keep growth in the 1% to 1.5% range. India may be a positive outlier in a slowing world economy; its economy could be a new world growth leader.

For stocks, the downdraft is likely not over yet, although a rally the next few weeks would provide a respite from the bear market and an opportunity to take some risk off the table. We envision a broad index decline of 25% to 30% from the highs of last year before investors reacquaint themselves with the new and tougher monetary environment. But, with no coincident recession, stock markets could rally sharply from mid-2019 into next year.

Yields on long-dated US treasury bonds may rise along with stocks if the equity rally persists into late-January. We’d guess yields of 2.8% to 2.9% would be a good place to extend maturity for the next six months. If sellers extinguish whatever stock market upturn that comes, US treasury bond yields would likely continue to fall with the stock market into mid-2019.

*All data cited, unless otherwise indicated from Bloomberg. Commentary by Bob Baur and the Economic Committee.

Important Account Information

The following information applies to all accounts shown in the annual report (unless noted):

The line graphs on the following pages illustrate the growth of a hypothetical $10,000 investment. For each account, the illustration is based on performance of the Class 1 shares, except for Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, and Diversified Income Account which are based on the performance of the Class 2 shares. The performance of other share classes will differ.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Performance shown does not account for fees, expenses, and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, call your financial professional, or call 800-222-5852.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Account’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

.

Bond Market Index Account

Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Mellon Investments Corporation

Average Annual Total Returns* as of December 31, 2018
	1-Year	5-Year	Since Inception	Inception Date
Class 1 Shares	-0.19%	2.23%	1.60%	5/15/12
	What contributed to or detracted from Fund performance during the fiscal year?

Under normal circumstances, Bond Market Index Account uses a sampling approach to invest at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to replicate the Bloomberg Barclays U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). Because of the practical difficulties and expense of purchasing all of the securities in the Index, the Account does not purchase all of the securities in the Index. Instead, the Account uses a sampling methodology to purchase securities with generally the same risk and return characteristics of the Index. Under normal circumstances, the Account maintains an average portfolio duration that is in line with the duration of the Index.

The Bloomberg Barclays Aggregate Bond Index was essentially flat for the year, as gains in Treasurys were offset by widening corporate spreads. The intermediate sector of the Index rose on a total return basis. The Treasury sector rose, with intermediate Treasurys rising. The securitized sector climbed on a total return basis, aided by strong returns in ABS, MBS, and CMBS. The Bloomberg Barclays Aggregate Bond Index posted excess returns. The corporate sector fell and underperformed duration-neutral Treasurys. Long corporates fell and underperformed. The securitized sector declined versus duration-neutral Treasurys.

Core Plus Bond Account

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018

					Extended
					Performance
	1-Year	5-Year	10-Year	Inception Date	Inception Date ***
Class 1 Shares	-1.41%	2.41%	5.67%	12/18/87	–
Class 2 Shares	-1.63%	2.15%	5.40%	5/1/15	12/18/87

What contributed to or detracted from Fund performance during the fiscal year?

Under normal circumstances, Core Plus Bond Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. The bonds and other debt securities in which the Account invests include intermediate maturity fixed-income securities, which are rated, at the time of purchase, BBB or higher by Standard & Poor's Ratings Services ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"). The fixed income securities in which the Account invests include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including collateralized mortgage obligations); asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets (securitized products); corporate bonds; and securities issued or guaranteed by foreign governments payable in U.S. dollars. The Account also invests in foreign securities, and up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Account maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index.

Duration positioning, security selection within commercial mortgage-backed securities (CMBS), and security selection within asset-backed securities (ABS) contributed. Underperformance was led by an out-of-index allocation to below investment-grade corporate bonds. Security selection within investment-grade corporate bonds and below investment-grade corporate bonds detracted.

*** Extended performance is calculated based on the historical performance of the Fund’s Class 1 share class, adjusted for the fees and expenses of the share class shown.

Diversified Balanced Account

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018

					Extended
					Performance
	1-Year	5-Year	Since Inception	Inception Date	Inception Date***
Class 1 Shares	-3.14%	4.45%	6.48%	5/1/17	12/30/09
Class 2 Shares	-3.40%	4.36%	6.42%	12/30/09	–

What contributed to or detracted from Fund performance during the fiscal year?

Diversified Balance Account is an asset allocation investment option that invests in a mix of Principal Index Funds and Principal PVC Index Accounts. The underlying investment options are attempting to replicate the returns of the index, minus the expense ratios. Its target weight to equities is 50% and the portfolio is rebalanced back to target on a monthly basis.

***Extended performance is calculated based on the historical performance of the Fund’s Class 2 share class, adjusted for the fees and expenses of the share class shown.

Diversified Balanced Managed Volatility Account

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018
	1-Year	5-Year	Since Inception	Inception Date
Class 2 Shares	-3.20%	4.08%	4.30%	10/31/13
	What contributed to or detracted from Fund performance during the fiscal year?

Diversified Balanced Managed Volatility Account is an asset allocation investment option that invests in a mix of Principal Index Funds and Principal PVC Index Accounts with an emphasis on managing volatility. The underlying investment options are attempting to replicate the returns of the index, minus the expense ratios. Its target weight to equities is 50% and the portfolio is rebalanced back to target on a monthly basis.

Diversified Balanced Volatility Control Account

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018
	1-Year	Since Inception	Inception Date
Class 2 Shares	-3.71%	2.31%	3/30/17
	What contributed to or detracted from Fund performance during the fiscal year?

Diversified Balanced Volatility Control Account is an asset allocation investment option that invests in a mix of Principal Index Funds, Principal PVC Index Accounts, and a Principal Volatility Control Overlay Sleeve with an emphasis containing volatility to a specified range. The underlying investment options are attempting to replicate the returns of the index, minus the expense ratios. Its target weight to fixed income is 50%.

Diversified Growth Account is an asset allocation investment option that invests in a mix of Principal Index Funds and Principal PVC Index Accounts. The underlying investment options are attempting to replicate the returns of the index, minus the expense ratios. Its target weight to equities is 65% and the portfolio is rebalanced back to target on a monthly basis.

Diversified Growth Managed Volatility Account

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018
	1-Year	5-Year	Since Inception	Inception Date
Class 2 Shares	-4.07%	4.61%	5.00%	10/31/13
	What contributed to or detracted from Fund performance during the fiscal year?

Diversified Growth Managed Volatility Account is an asset allocation investment option that invests in a mix of Principal Index Funds and Principal PVC Index Accounts with an emphasis on managing volatility. The underlying investment options are attempting to replicate the returns of the index, minus the expense ratios. Its target weight to equities is 65% and the portfolio is rebalanced back to target on a monthly basis.

Diversified Growth Volatility Control Account

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018
	1-Year	Since Inception	Inception Date
Class 2 Shares	-4.60%	2.63%	3/30/17
	What contributed to or detracted from Fund performance during the fiscal year?

Diversified Growth Volatility Control Account is an asset allocation investment option that invests in a mix of Principal Index Funds, Principal PVC Index Accounts, and a Principal Volatility Control Overlay Sleeve with an emphasis containing volatility to a specified range. The underlying investment options are attempting to replicate the returns of the index, minus the expense ratios. Its target weight to fixed income is 35%.

Diversified Income Account

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018
	1-Year	5-Year	Since Inception	Inception Date
Class 2 Shares	-2.38%	3.72%	4.84%	5/15/12
	What contributed to or detracted from Fund performance during the fiscal year?

Diversified Income Account is an asset allocation investment option that invests in a mix of Principal Index Funds and Principal PVC Index Accounts. The underlying investment options are attempting to replicate the returns of the index, minus the expense ratios. Its target weight to equities is 35% and the portfolio is rebalanced back to target on a monthly basis.

Diversified International Account

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018

	1-Year	5-Year	10-Year	Inception Date
Class 1 Shares	-17.54%	0.60%	6.34%	5/2/94
Class 2 Shares	-17.78%	0.34%	6.06%	1/8/07

	What contributed to or detracted from Fund performance during the fiscal year?

Diversified International Account invests primarily in foreign equity securities. The Account has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Account typically invests in foreign securities of at least 30 countries. Primary consideration is given to securities of corporations of developed areas, such as Japan, Western Europe, Canada, Australia, and New Zealand; however, the Account also invests in emerging market securities. The Account invests in equity securities of small, medium, and large market capitalization companies.

Stock selection in France contributed, driven by overweight to Safran SA, a major supplier of aircraft engines and equipment. Stock selection in Germany contributed, led by overweight to Hannover Ruck SE. Stock selection in Australia contributed, led by an overweight position in CSL Limited, the world's largest plasma fractionator, which collects and fractionates human plasma into its component parts, most of which are used in the prevention and treatment of serious medical conditions. Stock selection in Japan detracted, led by overweight to Komatsu, Ltd. Stock selection in the materials sector detracted, led by overweight to China National Building Material Co. Ltd., the largest cement company in the world and one of the two dominant cement conglomerates in China. Stock selection in the UK detracted, led by an overweight to GVC Holdings plc., a global B2C online and retail gaming company created from the mergers of GVC with Ladbrokes Coral.

Under normal circumstances, Equity Income Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of each purchase. The Account usually invests in equity securities of companies with large market capitalizations. For this Account, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Value Index. The Account invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Account also invests in real estate investment trusts and securities of foreign issuers.

Lack of allocation to General Electric contributed as it disappointed with anemic sales growth and concerns for its future growth deepened. Lack of allocation to Philip Morris contributed as the large index constituent lagged. Allocation to Starbucks contributed due to improved comps in China and stronger afternoon business in the United States. Allocation to Cimarex detracted as gas prices remained low and investors were concerned about takeaway capacity from the Permian basin. Lack of allocation to Cisco Systems detracted from relative performance. Allocation to Discover Financial Services detracted due to modestly lower full year net interest margin guidance.

Government & High Quality Bond Account

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018

	1-Year	5-Year	10-Year	Inception Date
Class 1 Shares	0.91%	2.08%	3.16%	5/6/93
Class 2 Shares	0.69%	1.82%	2.90%	11/6/01

	What contributed to or detracted from Fund performance during the fiscal year?

Under normal circumstances, Government & High Quality Bond Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated, at the time of purchase, AAA by Standard & Poor's Ratings Services ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, in the opinion of the Sub-Advisor of comparable quality including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities (securitized products). Under normal circumstances, the Account maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg Barclays Fixed-Rate MBS Index. The Account also invests in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities.

Out-of-index allocations to agency CMBS, non-agency CMBS. agency CMO, whole loan CMO, and US Treasurys contributed. Underweight to 30-year GNMA, 30-year Freddie Mac (FHLMC), 30-year FNMA, 15-year FNMA, and 15-year FHLMC detracted.

Income Account

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018

	1-Year	5-Year	10-Year	Inception Date
Class 1 Shares	0.78%	3.26%	5.84%	5/7/93
Class 2 Shares	0.47%	3.01%	5.58%	11/6/01

	What contributed to or detracted from Fund performance during the fiscal year?

Income Account invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (securitized products) (including collateralized mortgage obligations), up to 35% of which may be in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated, at the time of purchase, Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by Standard & Poor's Ratings Services ("S&P") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Account maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index. The Account also invests in foreign securities.

Issue selection in the electric utilities, insurance, consumer non-cyclical, energy, and basic industry sectors contributed. Underweight and issue selection in US Treasurys detracted. Overweight to the energy sector, consumer non-cyclical sector, and insurance sectors detracted. Issue selection in the agency fixed-rate sector detracted.

International Emerging Markets Account

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018

					Extended
					Performance
	1-Year	5-Year	10-Year	Inception Date	Inception Date***
Class 1 Shares	-21.02%	0.19%	6.65%	10/24/00	–
Class 2 Shares	-21.29%	-0.06%	6.39%	5/1/15	10/24/00

What contributed to or detracted from Fund performance during the fiscal year?

Under normal circumstances, International Emerging Markets Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of each purchase. TheAccount invests in equity securities of small, medium, and large market capitalization companies.

Regional performance was disparate with gains in Latin America. Poland, Turkey, and Peru were the top relative performing countries. Outperformance in Peru was attributable to stock selection in the financials sector and Mexico gained due to consumer staples exposure and avoiding the materials and communication services sector. Brazil had a small gain with notable outperformance in the financials sector. EMEA was slightly negative and Asia drove the overall losses. China, South Korea, and India were the largest detractors. Losses in Russia, South Africa, and no exposure to Qatar detracted. Stock selection in the consumer discretionary and consumer staples sectors in China and stock selection in the information technology sector in South Korea were responsible for most of the underperformance. Losses in India stemmed from stock selection in the financials sector.

*** Extended performance is calculated based on the historical performance of the Fund’s Class 1 share class, adjusted for the fees and expenses of the share class shown.

Under normal circumstances, LargeCap Growth Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of each purchase. For this Account, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Growth Index. The Account invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Allocation to Netflix contributed based on strong subscriber growth in the United States and international markets, resulting from compelling programming and expansion within existing and new regions. Allocation to Intuitive Surgical Inc. contributed as it launched several product innovations, entered new geographies that are expected to expand the company's available opportunity, and its instrumentation business had strong robotic procedure growth and strong utilization levels within general surgery. Allocation to ServiceNow, a leading provider of cloud-based software, contributed due to the secular trend away from direct ownership to subscription models for information technology (IT) help desk software, and having success in adjacent areas, such as IT operations management and human resources. Allocation to XPO Logistics detracted. An out-of-index allocation to Knight-Swift Transportation, detracted due to driver shortages, labor cost pressures, and subpar utilization levels at its Swift Transportation business.Allocation to GrubHubs detracted as a result of feared bottom-line impacts from the company’s ongoing growth spending to enter and further penetrate new markets.

Under normal circumstances, LargeCap GrowthAccount I invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of each purchase. For this Account, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Growth Index. The Account invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Stock selection in the healthcare and information technology sectors aided performance. Overweight to consumer discretionary and healthcare contributed to returns. Underweight to consumer staples, materials, and energy aided performance. Stock selection in financials and communication services hindered performance. Stock selection in utilities detracted. Underweight to information technology was not beneficial.

***Extended performance is calculated based on the historical performance of the Fund’s Class 1 share class, adjusted for the fees and expenses of the share class shown.

LargeCap S&P 500 Index Account was in line with the S&P 500 index. It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Three of the 11 economic sectors posted positive returns with the healthcare and utility sectors providing the largest positive returns. HCA Healthcare, O'Reilly Automotive, and Boston Scientific contributed.

***Extended performance is calculated based on the historical performance of the Fund’s Class 1 share class, adjusted for the fees and expenses of the share class shown.

LargeCap S&P 500 Managed Volatility Index Account

Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Spectrum Asset Management, Inc.

Average Annual Total Returns* as of December 31, 2018
	1-Year	5-Year	Since Inception	Inception Date
Class 1 Shares	-3.73%	7.43%	8.17%	10/31/13
	What contributed to or detracted from Fund performance during the fiscal year?

LargeCap S&P 500 Managed Volatility IndexAccount employs a passive indexing strategy designed to attempt to track market performance. In addition, the investment option employs an active volatility management strategy which seeks to produce gains regardless of market direction and mitigate volatility.

Under normal circumstances, MidCap Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of each purchase. For this Account, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Index. The Account invests in foreign securities.

Allocation to O'Reilly, a leading auto parts aftermarket retailer, contributed.Allocation to TransDigm, a supplier of an extensive collection of airplane components led by a highly respected management team, contributed due to strong demand in its aftermarket business. Allocation to Autodesk, the market leader in computer-aided design, with significant architectural and manufacturing end markets, contributed due to continued progress in converting legacy customers to subscriptions.Allocation to VeriSign, which is responsible for connecting internet users to all .COM and .NET websites, contributed. Allocation to Ross Stores, the second largest off-price retailer in the United States, contributed. Allocation to Mohawk, the largest manufacturer of flooring products, detracted due to temporary headwinds such as cost inflation.Allocation to Colfax, an industrial company providing gas and fluid handling equipment as well as welding-related products, detracted partially due to weakness in some of its end markets outside the US. Allocation to Dentsply Sirona, a global dental solutions provider focused on developing and commercializing dental supplies and equipment around the world, detracted in part due to its continued work on fully integrating what had previously been two separate businesses (Dentsply and Sirona). Allocation to Liberty Global, a large cable and broadband company with operations primarily in Europe, detracted due to concerns about future growth opportunities in Europe. Allocation to Brookfield Asset Management, an owner and operator of real asset-based businesses around the world, detracted.

***Extended performance is calculated based on the historical performance of the Fund’s Class 1 share class, adjusted for the fees and expenses of the share class shown.

Multi-Asset Income Account

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018

	1-Year	Since Inception	Inception Date
Class 1 Shares	-5.63%	3.06%	7/28/15
Class 2 Shares	-5.93%	2.81%	7/28/15

	What contributed to or detracted from Fund performance during the fiscal year?

Multi-Asset Income Account is a fund of funds and invests in Institutional Class shares of Principal Funds, Inc. ("PFI"). In pursuing its investment objective, the Account's underlying funds consist of domestic and foreign equity funds, fixed-income funds, and other funds that aim to offer diversification beyond traditional equity and fixed income securities.

From an asset allocation perspective, underweight to equities contributed to total returns as macro-driven headwinds triggered a sudden and severe selloff within risk assets. From an income perspective, the largest contributors were the High Yield Fund, the Global Diversified Income Fund, and the Preferred Securities Fund. Security selection within the Global Diversified Income Fund contributed as the strategy outperformed its index. The relative performance of the International Fund I detracted from total returns as the non-US equity strategy underperformed index. Overweight to emerging markets, specifically China, weighed on performance. Underweight to public real estate debt detracted as the commercial mortgage-backed securities (CMBS) market outpaced both non-US equities and core fixed income securities.

Principal Capital Appreciation Account invests primarily in equity securities of companies with any market capitalization, but has a greater exposure to large market capitalization companies than small or medium market capitalization companies. The Account invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Account does not have a policy of preferring one of these categories over the other.

Allocation to Church & Dwight Co., Inc. contributed, driven by better-than-expected organic sales growth, profitability, and lower taxes. Allocation to Doctor Pepper Snapple contributed following the announcement of a merger with Keurig Green Mountain. Allocation to Microsoft contributed as its cloud and non-cloud computing businesses both showed strength. Allocation to Cimarex detracted as gas prices remained low and investors were concerned about takeaway capacity from the Permian basin. Allocation to Ameriprise Financial, Inc. detracted due to the decline in asset markets and concerns about the company's long-term care contracts. Allocation to Thor Industries detracted as investors remained concerned about elevated inventory levels at dealers, gross margin pressure, and higher labor and materials costs.

Principal LifeTime 2010 Account

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018
	1-Year	5-Year	10-Year	Inception Date
Class 1 Shares	-3.87%	3.15%	7.65%	8/30/04
	What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime 2010 Account operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Account’s name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account is a fund of funds and invests in Principal Funds, Inc. ("PFI") Institutional Class shares and Principal Variable Contracts Funds, Inc. ("PVC") Class 1 shares. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

The largest contributor to one-year returns was underlying investment option performance in US equities. Blue Chip, LargeCap Growth I, Equity Income, LargeCap Value III, MidCap and SmallCap Growth I as all outperformed their given benchmarks. Similar to the quarter, an overweight to real assets was a positive for performance as the asset class performed relatively well against US and international equities. A slight underweight to US mid-cap equities benefitted the later dated vintages throughout the year. As with the quarter, manager performance in the developed international and emerging markets sleeves was the single largest detractor as all the underlying investment options underperformed their benchmarks in the international equity sleeves. Core Plus Bond detracted from performance as the investment option lagged its benchmark. Like the quarter, the inclusion of Global Multi-Strategy hindered performance, as the core fixed income asset class provided better opportunities throughout the year. MidCap Value III detracted as it underperformed its benchmark by a relatively wide margin.

Principal LifeTime 2020 Account

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018

					Extended
					Performance
	1-Year	5-Year	10-Year	Inception Date	Inception Date***
Class 1 Shares	-5.40%	3.77%	8.79%	8/30/04	–
Class 2 Shares	-5.68%	3.49%	8.53%	5/1/15	8/30/04

What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime 2020 Account operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Account’s name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account is a fund of funds and invests in Principal Funds, Inc. ("PFI") Institutional Class shares and Principal Variable Contracts Funds, Inc. ("PVC") Class 1 shares. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

The largest contributor to one-year returns was underlying investment option performance in US equities. Blue Chip, LargeCap Growth I, Equity Income, LargeCap Value III, MidCap and SmallCap Growth I as all outperformed their given benchmarks. Similar to the quarter, an overweight to real assets was a positive for performance as the asset class performed relatively well against US and international equities. A slight underweight to US mid-cap equities benefitted the later dated vintages throughout the year. As with the quarter, manager performance in the developed international and emerging markets sleeves was the single largest detractor as all the underlying investment options underperformed their benchmarks in the international equity sleeves. Core Plus Bond detracted from performance as the investment option lagged its benchmark. Like the quarter, the inclusion of Global Multi-Strategy hindered performance, as the core fixed income asset class provided better opportunities throughout the year. MidCap Value III detracted as it underperformed its benchmark by a relatively wide margin.

***Extended performance is calculated based on the historical performance of the Fund’s Class 1 share class, adjusted for the fees and expenses of the share class shown

Principal LifeTime 2030 Account

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018

					Extended
					Performance
	1-Year	5-Year	10-Year	Inception Date	Inception Date***
Class 1 Shares	-7.06%	4.07%	9.28%	8/30/04	–
Class 2 Shares	-7.33%	3.80%	9.01%	5/1/15	8/30/04

What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime 2030 Account operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Account’s name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account is a fund of funds and invests in Principal Funds, Inc. ("PFI") Institutional Class shares and Principal Variable Contracts Funds, Inc. ("PVC") Class 1 shares. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

The largest contributor to one-year returns was underlying investment option performance in US equities. Blue Chip, LargeCap Growth I, Equity Income, LargeCap Value III, MidCap and SmallCap Growth I as all outperformed their given benchmarks. Similar to the quarter, an overweight to real assets was a positive for performance as the asset class performed relatively well against US and international equities. A slight underweight to US mid-cap equities benefitted the later dated vintages throughout the year. As with the quarter, manager performance in the developed international and emerging markets sleeves was the single largest detractor as all the underlying investment options underperformed their benchmarks in the international equity sleeves. Core Plus Bond detracted from performance as the investment option lagged its benchmark. Like the quarter, the inclusion of Global Multi-Strategy hindered performance, as the core fixed income asset class provided better opportunities throughout the year. MidCap Value III detracted as it underperformed its benchmark by a relatively wide margin.

***Extended performance is calculated based on the historical performance of the Fund’s Class 1 share class, adjusted for the fees and expenses of the share class shown.

Principal LifeTime 2040 Account

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018

					Extended
					Performance
	1-Year	5-Year	10-Year	Inception Date	Inception Date***
Class 1 Shares	-7.85%	4.31%	9.87%	8/30/04	–
Class 2 Shares	-8.12%	4.04%	9.60%	5/1/15	8/30/04

What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime 2040 Account operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Account’s name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account is a fund of funds and invests in Principal Funds, Inc. ("PFI") Institutional Class shares and Principal Variable Contracts Funds, Inc. ("PVC") Class 1 shares. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

The largest contributor to one-year returns was underlying investment option performance in US equities. Blue Chip, LargeCap Growth I, Equity Income, LargeCap Value III, MidCap and SmallCap Growth I as all outperformed their given benchmarks. Similar to the quarter, an overweight to real assets was a positive for performance as the asset class performed relatively well against US and international equities. A slight underweight to US mid-cap equities benefitted the later dated vintages throughout the year. As with the quarter, manager performance in the developed international and emerging markets sleeves was the single largest detractor as all the underlying investment options underperformed their benchmarks in the international equity sleeves. Core Plus Bond detracted from performance as the investment option lagged its benchmark. Like the quarter, the inclusion of Global Multi-Strategy hindered performance, as the core fixed income asset class provided better opportunities throughout the year. MidCap Value III detracted as it underperformed its benchmark by a relatively wide margin.

***Extended performance is calculated based on the historical performance of the Fund’s Class 1 share class, adjusted for the fees and expenses of the share class shown.

Principal LifeTime 2050 Account operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Account’s name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account is a fund of funds and invests in Principal Funds, Inc. ("PFI") Institutional Class shares and Principal Variable Contracts Funds, Inc. ("PVC") Class 1 shares. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

The largest contributor to one-year returns was underlying investment option performance in US equities. Blue Chip, LargeCap Growth I, Equity Income, LargeCap Value III, MidCap and SmallCap Growth I as all outperformed their given benchmarks. Similar to the quarter, an overweight to real assets was a positive for performance as the asset class performed relatively well against US and international equities. A slight underweight to US mid-cap equities benefitted the later dated vintages throughout the year. As with the quarter, manager performance in the developed international and emerging markets sleeves was the single largest detractor as all the underlying investment options underperformed their benchmarks in the international equity sleeves. Core Plus Bond detracted from performance as the investment option lagged its benchmark. Like the quarter, the inclusion of Global Multi-Strategy hindered performance, as the core fixed income asset class provided better opportunities throughout the year. MidCap Value III detracted as it underperformed its benchmark by a relatively wide margin.

***Extended performance is calculated based on the historical performance of the Fund’s Class 1 share class, adjusted for the fees and expenses of the share class shown.

Principal LifeTime 2060 Account

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018
	1-Year	5-Year	Since Inception	Inception Date
Class 1 Shares	-9.25%	4.26%	6.46%	5/1/13
	What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime 2060 Account operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Account’s name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account is a fund of funds and invests in Principal Funds, Inc. ("PFI") Institutional Class shares and Principal Variable Contracts Funds, Inc. ("PVC") Class 1 shares. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

The largest contributor to one-year returns was underlying investment option performance in US equities. Blue Chip, LargeCap Growth I, Equity Income, LargeCap Value III, MidCap and SmallCap Growth I as all outperformed their given benchmarks. Similar to the quarter, an overweight to real assets was a positive for performance as the asset class performed relatively well against US and international equities. A slight underweight to US mid-cap equities benefitted the later dated vintages throughout the year. As with the quarter, manager performance in the developed international and emerging markets sleeves was the single largest detractor as all the underlying investment options underperformed their benchmarks in the international equity sleeves. Core Plus Bond detracted from performance as the investment option lagged its benchmark. Like the quarter, the inclusion of Global Multi-Strategy hindered performance, as the core fixed income asset class provided better opportunities throughout the year. MidCap Value III detracted as it underperformed its benchmark by a relatively wide margin.

Principal LifeTime Strategic Income Account

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018
	1-Year	5-Year	10-Year	Inception Date
Class 1 Shares	-3.00%	2.74%	6.10%	8/30/04
	What contributed to or detracted from Fund performance during the fiscal year?

Principal LifeTime Strategic Income Account invests according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Account's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Account is a fund of funds that invests in Principal Funds, Inc. ("PFI") Institutional Class shares and Principal Variable Contracts, Inc. ("PVC") Class 1 shares. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.

The largest contributor to one-year returns was underlying investment option performance in US equities. Blue Chip, LargeCap Growth I, Equity Income, LargeCap Value III, MidCap and SmallCap Growth I as all outperformed their given benchmarks. Similar to the quarter, an overweight to real assets was a positive for performance as the asset class performed relatively well against US and international equities. A slight underweight to US mid-cap equities benefitted the later dated vintages throughout the year. As with the quarter, manager performance in the developed international and emerging markets sleeves was the single largest detractor as all the underlying investment options underperformed their benchmarks in the international equity sleeves. Core Plus Bond detracted from performance as the investment option lagged its benchmark. Like the quarter, the inclusion of Global Multi-Strategy hindered performance, as the core fixed income asset class provided better opportunities throughout the year. MidCap Value III detracted as it underperformed its benchmark by a relatively wide margin.

Under normal circumstances, Real Estate Securities Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of each purchase. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Account invests in equity securities of small, medium, and large market capitalization companies.

Sector allocations helped drive outperformance. Selection US office and an underweight to the group was a contributor. Underweight to and stock selection in retail contributed as negative sentiment weighed the sector. Overweight to towers, which was supported by secular growth, and residential, which was supported by defensive trading, contributed. Overweight to STORE Capital Corporation contributed. Underweight to Colony Capital Inc, one of the worst performing index stocks, contributed. Overweight to Welltower, Inc. contributed as senior housing property performed better-than-feared. Underweight to special purpose property owners detracted as the group fared better with the rotation into defensives. Selection in single family rentals and hotels was a drag on relative results. Overweight to Equinix, Inc. detracted due to disappointment over deceleration in growth of stabilized data centers. An out-of-index allocation to Hilton Grand Vacations, Inc. detracted as it lagged REITs. Underweight to Realty Income Corporation detracted.

Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

Security selection in large-cap equities was the largest contributor. Security selection in investment-grade corporate bonds aided performance. Security selection in international developed market value equities contributed. Security selection in international developed and emerging market equities was the largest detractor. Strategic allocation to international emerging market equities, which underperformed their US counterparts, hindered performance. Strategic underweight to large-cap growth equities, which outperformed their value counterparts, detracted.

SAM Conservative Balanced Portfolio

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018

	1-Year	5-Year	10-Year	Inception Date
Class 1 Shares	-3.49%	3.81%	7.56%	4/23/98
Class 2 Shares	-3.75%	3.55%	7.29%	11/6/01

	What contributed to or detracted from Fund performance during the fiscal year?

Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

Security selection in investment-grade corporate bonds was the largest contributor to performance. Security selection in large-cap equities aided performance. Security selection in international developed market value equities contributed to performance. Strategic allocation to international emerging market equities, which underperformed their US counterparts, was the largest detractor. Strategic underweight to large-cap growth equities, which outperformed their value counterparts, hindered performance. Security selection in international emerging market equities detracted.

Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

Security selection in large-cap equities was the largest positive contributor. Security selection in international developed market value equities aided performance. Security selection in investment-grade corporate bonds contributed. Strategic allocation to international emerging market equities, which underperformed their US counterparts, was the largest detractor. Security selection in international developed and emerging market equities hindered performance. Strategic underweight to large-cap growth equities, which outperformed their value counterparts, detracted.

SAM Flexible Income Portfolio

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018

	1-Year	5-Year	10-Year	Inception Date
Class 1 Shares	-1.97%	3.55%	6.88%	9/9/97
Class 2 Shares	-2.20%	3.29%	6.61%	11/6/01

	What contributed to or detracted from Fund performance during the fiscal year?

Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

Security selection in investment-grade corporate bonds was the largest contributor to performance. Security selection in large-cap value equities aided performance. Security selection in real estate investment trusts (REITs) contributed. Strategic allocation to high yield bonds, which underperformed core fixed income bonds, was the largest detractor. Strategic and tactical underweight to government bonds, which outperformed core fixed income bonds, hindered performance. Strategic underweight to large-cap growth equities, which outperformed their value counterparts, detracted.

Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

Security selection in large-cap equities was the largest contributor. Security selection in international developed market value equities aided performance. Security selection in small-cap value equities contributed. Strategic allocation to international emerging market equities, which underperformed their US counterparts, was the largest detractor. Security selection in international developed and emerging market equities hindered performance. Strategic underweight to large-cap growth equities, which outperformed their value counterparts, detracted.

Short-Term Income Account

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018

	1-Year	5-Year	10-Year	Inception Date
Class 1 Shares	1.02%	1.59%	2.93%	1/12/94
Class 2 Shares	1.23%	1.32%	2.73%	11/6/01

	What contributed to or detracted from Fund performance during the fiscal year?

Short-Term IncomeAccount invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor's Ratings Services or Baa3 or higher by Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the Account maintains an effective maturity of five years or less and an average portfolio duration that is within ±15% of the duration of the Bloomberg Barclays Credit 1-3 Year Index. The Account's investments also include corporate securities, U.S. and foreign government securities, mortgage-backed and asset backed securities (securitized products), and real estate investment trust ("REIT") securities. The Account invests in securities denominated in foreign currencies and in securities of foreign issuers.

Out-of-index allocation to agency commercial mortgage-backed securities (CMBS), auto-backed, other ABS, and student loan sectors contributed. Overweight to the consumer cyclical sector contributed. Issue selection in the banking sector, owned no-guarantee, energy, consumer non-cyclical sector, and consumer cyclical sectors detracted.

Holdings in consumer services, industrials, and software companies were key contributors. In consumer services, a subset of the consumers discretionary sector, fitness facilities and casino and gaming companies performed well, reflecting a continued trend of consumer preferences for experiential consumption. In the industrials sector, human resources companies performed well amid a strong labor market. In software, a subset of the IT sector, holdings broadly performed well, with notable strength in companies focused on security and automation. The five individual stocks contributing most were Planet Fitness, Carvana, Encompass Health, Agree Realty, and Aspen Technology. Holdings in financials, technology hardware and equipment, and homebuilders were key detractors. In the financials sector, commercial banks and investment banking/advisory firms were weak. In technology hardware and equipment, a subset of the IT sector, holdings faced an unusually strong combination of headwinds amid investor concerns about tariff exposure, potential economic deceleration, and end-market exposure to Apple and Facebook. In homebuilders, a subset of the consumer discretionary sector holdings were weak amid rising interest rates and signs of deceleration in the US housing market. The five individual stocks that detracted most were GMS, Taylor Morrison Home, Visteon, Univar, and SYNNEX.

***Extended performance is calculated based on the historical performance of the Fund’s Class 1 share class, adjusted for the fees and expenses of the share class shown.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2018

	Bond Market Index		Core Plus Bond	Diversified Balanced
Amounts in thousands, except per share amounts		Account	Account	Account
Investment in securities--at cost		$2,254,105	$310,864	$7
Investment in affiliated securities--at cost		$120,512	$3,894	$848,114
Assets
Investment in securities--at value		$2,217,838	$301,182	$4
Investment in affiliated securities--at value		120,512	3,894	1,005,468
Cash		–	14	–
Deposits with counterparty		–	9	–
Receivables:
Dividends and interest		13,420	2,153	–
Expense reimbursement from Manager		196	–	–
Fund shares sold		806	110	98
Investment securities sold		72,579	498	3,876
Variation margin on futures		–	45	–
	Total Assets	2,425,351	307,905	1,009,446
Liabilities
Accrued management and investment advisory fees		490	110	43
Accrued distribution fees		–	–	209
Accrued directors' expenses		9	1	4
Accrued other expenses		16	9	4
Cash overdraft		655	–	–
Deposits from counterparty		610	–	–
Payables:
Dividends and interest on securities sold short		15	–	–
Fund shares redeemed		8,438	3,073	3,974
Investment securities purchased		190,382	23,156	–
Short sales (proceeds received $11,331, $0 and $0)		11,381	–	–
Unrealized loss on unfunded loan commitments		–	1	–
Variation margin on futures		–	21	–
Variation margin on swaps		–	14	–
	Total Liabilities	211,996	26,385	4,234
Net Assets Applicable to Outstanding Shares		$2,213,355	$281,520	$1,005,212
Net Assets Consist of:
Capital shares and additional paid-in-capital		$2,221,130	$288,552	$786,858
Total distributable earnings (loss)		(7,775)	(7,032)	218,354
	Total Net Assets	$2,213,355	$281,520	$1,005,212
Capital Stock (par value: $.01 per share):
Shares authorized		300,000	400,000	350,000
Net Asset Value Per Share:
Class 1: Net Assets		$2,213,355	$280,760	$36,763
Shares issued and outstanding		218,141	25,984	2,473
Net Asset Value per share		$10.15	$10.81	$14.87
Class 2: Net Assets		N/A	$760	$968,449
Shares issued and outstanding			71	65,063
Net Asset Value per share			$10.73	$14.88

See accompanying notes.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2018

	Diversified Balanced		Diversified Balanced
		Managed Volatility	Volatility Control	Diversified Growth
Amounts in thousands, except per share amounts		Account	Account	Account
Investment in affiliated securities--at cost		$157,915	$56,913	$2,965,369
Assets
Investment in affiliated securities--at value		$162,212	$53,850	$3,489,236
Cash		–	13,239	–
Deposits with counterparty		–	42	–
Receivables:
Investment securities sold		556	466	9,277
	Total Assets	162,768	67,597	3,498,513
Liabilities
Accrued management and investment advisory fees		7	7	151
Accrued distribution fees		35	14	754
Accrued directors' expenses		1	–	15
Accrued other expenses		3	3	4
Deposits from counterparty		–	–	–
Payables:
Fund shares redeemed		556	583	9,277
Variation margin on futures		–	7	–
	Total Liabilities	602	614	10,201
Net Assets Applicable to Outstanding Shares		$162,166	$66,983	$3,488,312
Net Assets Consist of:
Capital shares and additional paid-in-capital		$152,560	$68,539	$2,767,326
Total distributable earnings (loss)		9,606	(1,556)	720,986
	Total Net Assets	$162,166	$66,983	$3,488,312
Capital Stock (par value: $.01 per share):
Shares authorized		200,000	200,000	300,000
Net Asset Value Per Share:
Class 2: Net Assets		$162,166	$66,983	$3,488,312
Shares issued and outstanding		14,297	6,494	214,081
Net Asset Value per share		$11.34	$10.31	$16.29

See accompanying notes.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2018

		Diversified Growth	Diversified Growth
		Managed Volatility	Volatility Control	Diversified Income
Amounts in thousands, except per share amounts		Account	Account	Account
Investment in affiliated securities--at cost		$313,782	$334,900	$228,631
Assets
Investment in affiliated securities--at value		$325,317	$310,931	$241,397
Cash		–	72,784	–
Deposits with counterparty		–	1,308	–
Receivables:
Fund shares sold		2,267	78	–
Investment securities sold		–	–	4,129
	Total Assets	327,584	385,101	245,526
Liabilities
Accrued management and investment advisory fees		14	39	10
Accrued distribution fees		70	80	52
Accrued directors' expenses		1	2	1
Accrued other expenses		3	3	3
Deposits from counterparty		–	–	–
Payables:
Fund shares redeemed		81	–	4,129
Investment securities purchased		2,187	62	–
Variation margin on futures		–	209	–
	Total Liabilities	2,356	395	4,195
Net Assets Applicable to Outstanding Shares		$325,228	$384,706	$241,331
Net Assets Consist of:
Capital shares and additional paid-in-capital		$303,110	$398,441	$218,528
Total distributable earnings (loss)		22,118	(13,735)	22,803
	Total Net Assets	$325,228	$384,706	$241,331
Capital Stock (par value: $.01 per share):
Shares authorized		200,000	200,000	50,000
Net Asset Value Per Share:
Class 2: Net Assets		$325,228	$384,706	$241,331
Shares issued and outstanding		28,015	37,113	19,374
Net Asset Value per share		$11.61	$10.37	$12.46

See accompanying notes.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2018

		Diversified		Government & High
Amounts in thousands, except per share amounts	International Account		Equity Income Account	Quality Bond Account
Investment in securities--at cost		$228,713	$469,909	$228,942
Investment in affiliated securities--at cost		$1,664	$8,817	$1,278
Foreign currency--at cost		$136	$1	$–
Assets
Investment in securities--at value		$232,755	$649,647	$221,810
Investment in affiliated securities--at value		1,664	8,817	1,278
Foreign currency--at value		129	1	–
Receivables:
Dividends and interest		881	2,031	976
Fund shares sold		371	1,769	96
Investment securities sold		674	1,604	–
	Total Assets	236,474	663,869	224,160
Liabilities
Accrued management and investment advisory fees		172	273	95
Accrued distribution fees		–	6	1
Accrued custodian fees		30	–	–
Accrued directors' expenses		1	3	1
Accrued other expenses		7	44	4
Deposits from counterparty		–	–	–
Payables:
Fund shares redeemed		57	298	1,820
Investment securities purchased		575	1,861	–
	Total Liabilities	842	2,485	1,921
Net Assets Applicable to Outstanding Shares		$235,632	$661,384	$222,239
Net Assets Consist of:
Capital shares and additional paid-in-capital		$216,479	$445,352	$231,816
Total distributable earnings (loss)		19,153	216,032	(9,577)
	Total Net Assets	$235,632	$661,384	$222,239
Capital Stock (par value: $.01 per share):
Shares authorized		300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets		$233,612	$636,177	$219,612
Shares issued and outstanding		17,031	27,829	23,188
Net Asset Value per share		$13.72	$22.86	$9.47
Class 2: Net Assets		$2,020	$25,207	$2,627
Shares issued and outstanding		146	1,112	278
Net Asset Value per share		$13.81	$22.66	$9.46

See accompanying notes.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2018

		International Emerging		LargeCap Growth
Amounts in thousands, except per share amounts		Income Account	Markets Account	Account
Investment in securities--at cost		$176,788	$80,378	$90,794
Investment in affiliated securities--at cost		$1,795	$2,711	$2,326
Foreign currency--at cost		$–	$2	$–
Assets
Investment in securities--at value		$179,127	$82,040	$97,684
Investment in affiliated securities--at value		1,795	2,711	2,326
Foreign currency--at value		–	2	–
Receivables:
Dividends and interest		1,565	185	32
Expense reimbursement from Manager		–	10	–
Fund shares sold		27	45	164
Investment securities sold		–	69	165
	Total Assets	182,514	85,062	100,371
Liabilities
Accrued management and investment advisory fees		78	91	59
Accrued distribution fees		1	–	1
Accrued custodian fees		–	22	–
Accrued directors' expenses		1	–	1
Accrued other expenses		4	–	3
Cash overdraft		39	–	–
Deposits from counterparty		–	–	–
Payables:
Fund shares redeemed		620	4	17
Investment securities purchased		–	47	–
	Total Liabilities	743	164	81
Net Assets Applicable to Outstanding Shares		$181,771	$84,898	$100,290
Net Assets Consist of:
Capital shares and additional paid-in-capital		$172,824	$80,823	$74,720
Total distributable earnings (loss)		8,947	4,075	25,570
	Total Net Assets	$181,771	$84,898	$100,290
Capital Stock (par value: $.01 per share):
Shares authorized		200,000	200,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets		$178,598	$83,366	$98,106
Shares issued and outstanding		17,851	5,515	3,472
Net Asset Value per share		$10.01	$15.12	$28.25
Class 2: Net Assets		$3,173	$1,532	$2,184
Shares issued and outstanding		319	102	78
Net Asset Value per share		$9.96	$14.99	$28.06

See accompanying notes.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2018

			LargeCap S&P 500
	LargeCap Growth	LargeCap S&P 500	Managed Volatility
Amounts in thousands, except per share amounts	Account I	Index Account	Index Account
Investment in securities--at cost	$215,944	$1,633,581	$158,738
Investment in affiliated securities--at cost	$6,401	$56,593	$16,994
Assets
Investment in securities--at value	$292,341	$2,333,132	$188,855
Investment in affiliated securities--at value	6,372	56,593	16,994
Cash	11	13	1
Deposits with counterparty	12	–	–
Receivables:
Dividends and interest	543	2,728	242
Expense reimbursement from Manager	4	–	–
Fund shares sold	139	336	984
Investment securities sold	161	1,454	116
Variation margin on futures	4	435	45
Total Assets	299,587	2,394,691	207,237
Liabilities
Accrued management and investment advisory fees	194	508	78
Accrued distribution fees	1	1	–
Accrued directors' expenses	2	10	1
Accrued other expenses	8	18	7
Deposits from counterparty	–	–	–
Payables:
Fund shares redeemed	84	6,660	195
Investment securities purchased	–	2,325	186
Options and swaptions contracts written (premiums received $0, $0 and $1,556)	–	–	1,115
Total Liabilities	289	9,522	1,582
Net Assets Applicable to Outstanding Shares	$299,298	$2,385,169	$205,655
Net Assets Consist of:
Capital shares and additional paid-in-capital	$189,089	$1,536,696	$174,033
Total distributable earnings (loss)	110,209	848,473	31,622
Total Net Assets	$299,298	$2,385,169	$205,655
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	300,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$296,139	$2,378,088	$205,655
Shares issued and outstanding	9,838	145,130	16,145
Net Asset Value per share	$30.10	$16.39	$12.74
Class 2: Net Assets	$3,159	$7,081	N/A
Shares issued and outstanding	106	436
Net Asset Value per share	$29.84	$16.24

See accompanying notes.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2018

		Multi-Asset Income	Principal Capital
Amounts in thousands, except per share amounts and Multi-Asset Income Account	MidCap Account	Account	Appreciation Account
Investment in securities--at cost	$388,556	$–	$92,430
Investment in affiliated securities--at cost	$4,942	$414,512	$2,989
Assets
Investment in securities--at value	$487,713	$–	$133,358
Investment in affiliated securities--at value	4,942	385,964	2,989
Cash	249	–	–
Receivables:
Dividends and interest	284	–	195
Expense reimbursement from Manager	–	890	–
Fund shares sold	1,092	–	914
Investment securities sold	2,053	55	–
Prepaid directors’ expenses	–	4	–
Prepaid expenses	–	7	–
Total Assets	496,333	386,920	137,456
Liabilities
Accrued management and investment advisory fees	235	10	74
Accrued distribution fees	3	12	2
Accrued directors' expenses	2	–	1
Accrued professional fees	–	3,236	–
Accrued other expenses	5	–	4
Deposits from counterparty	–	–	–
Payables:
Fund shares redeemed	33	54	71
Investment securities purchased	5,980	–	–
Total Liabilities	6,258	3,312	152
Net Assets Applicable to Outstanding Shares	$490,075	$383,608	$137,304
Net Assets Consist of:
Capital shares and additional paid-in-capital	$309,197	$394,465	$81,489
Total distributable earnings (loss)	180,878	(10,857)	55,815
Total Net Assets	$490,075	$383,608	$137,304
Capital Stock (par value: $.01 per share):
Shares authorized	105,000	200,000,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$474,365	$329,373	$128,547
Shares issued and outstanding	9,774	31,986	4,970
Net Asset Value per share	$48.53	$10.30	$25.86
Class 2: Net Assets	$15,710	$54,235	$8,757
Shares issued and outstanding	326	5,312	342
Net Asset Value per share	$48.19	$10.21	$25.58

See accompanying notes.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2018

	Principal LifeTime 2010	Principal LifeTime 2020		Principal LifeTime 2030
Amounts in thousands, except per share amounts		Account	Account	Account
Investment in affiliated securities--at cost		$32,262	$176,227	$147,586
Assets
Investment in affiliated securities--at value		$31,893	$173,490	$142,420
Receivables:
Fund shares sold		35	2	85
Investment securities sold		–	159	114
	Total Assets	31,928	173,651	142,619
Liabilities
Accrued directors' expenses		–	1	1
Accrued professional fees		3	–	–
Accrued other expenses		–	3	3
Deposits from counterparty		–	–	–
Payables:
Fund shares redeemed		30	161	200
Investment securities purchased		5	–	–
	Total Liabilities	38	165	204
Net Assets Applicable to Outstanding Shares		$31,890	$173,486	$142,415
Net Assets Consist of:
Capital shares and additional paid-in-capital		$29,692	$163,908	$135,750
Total distributable earnings (loss)		2,198	9,578	6,665
	Total Net Assets	$31,890	$173,486	$142,415
Capital Stock (par value: $.01 per share):
Shares authorized		100,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets		$31,890	$172,173	$140,617
Shares issued and outstanding		2,618	13,665	12,140
Net Asset Value per share		$12.18	$12.60	$11.58
Class 2: Net Assets		N/A $	1,313	$1,798
Shares issued and outstanding			105	157
Net Asset Value per share			$12.49	$11.47

See accompanying notes.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2018

	Principal LifeTime 2040	Principal LifeTime 2050		Principal LifeTime 2060
Amounts in thousands, except per share amounts		Account	Account	Account
Investment in affiliated securities--at cost		$66,544	$32,659	$5,095
Assets
Investment in affiliated securities--at value		$63,402	$31,284	$4,653
Receivables:
Fund shares sold		368	37	9
	Total Assets	63,770	31,321	4,662
Liabilities
Accrued professional fees		–	3	4
Accrued other expenses		4	–	–
Deposits from counterparty		–	–	–
Payables:
Fund shares redeemed		1	3	–
Investment securities purchased		367	35	9
	Total Liabilities	372	41	13
Net Assets Applicable to Outstanding Shares		$63,398	$31,280	$4,649
Net Assets Consist of:
Capital shares and additional paid-in-capital		$61,247	$29,842	$4,645
Total distributable earnings (loss)		2,151	1,438	4
	Total Net Assets	$63,398	$31,280	$4,649
Capital Stock (par value: $.01 per share):
Shares authorized		200,000	200,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets		$62,741	$30,354	$4,649
Shares issued and outstanding		4,500	2,270	377
Net Asset Value per share		$13.94	$13.37	$12.32
Class 2: Net Assets		$657	$926	N/A
Shares issued and outstanding		47	70
Net Asset Value per share		$13.83	$13.27

See accompanying notes.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2018

		Principal LifeTime
		Strategic Income	Real Estate Securities	SAM Balanced
Amounts in thousands, except per share amounts		Account	Account	Portfolio
Investment in securities--at cost		$–	$119,750	$–
Investment in affiliated securities--at cost		$20,960	$911	$620,442
Assets
Investment in securities--at value		$–	$135,519	$–
Investment in affiliated securities--at value		20,666	911	664,593
Receivables:
Dividends and interest		–	601	944
Expense reimbursement from Manager		–	–	3
Fund shares sold		4	26	66
Investment securities sold		33	84	1,364
	Total Assets	20,703	137,141	666,970
Liabilities
Accrued management and investment advisory fees		–	108	133
Accrued distribution fees		–	1	23
Accrued directors' expenses		–	–	3
Accrued professional fees		3	–	–
Accrued other expenses		–	4	3
Deposits from counterparty		–	–	–
Payables:
Fund shares redeemed		36	82	1,430
Investment securities purchased		–	24	165
	Total Liabilities	39	219	1,757
Net Assets Applicable to Outstanding Shares		$20,664	$136,922	$665,213
Net Assets Consist of:
Capital shares and additional paid-in-capital		$19,385	$108,009	$581,979
Total distributable earnings (loss)		1,279	28,913	83,234
	Total Net Assets	$20,664	$136,922	$665,213
Capital Stock (par value: $.01 per share):
Shares authorized		100,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets		$20,664	$133,429	$561,162
Shares issued and outstanding		1,829	7,471	40,365
Net Asset Value per share		$11.30	$17.86	$13.90
Class 2: Net Assets		N/A $	3,493	$104,051
Shares issued and outstanding			195	7,573
Net Asset Value per share			$17.92	$13.74

See accompanying notes.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2018

		SAM Conservative	SAM Conservative	SAM Flexible Income
Amounts in thousands, except per share amounts		Balanced Portfolio	Growth Portfolio	Portfolio
Investment in affiliated securities--at cost		$169,317	$297,435	$179,412
Assets
Investment in affiliated securities--at value		$174,647	$307,664	$182,558
Receivables:
Dividends and interest		207	421	255
Expense reimbursement from Manager		3	–	–
Fund shares sold		4	681	5
Investment securities sold		197	–	223
	Total Assets	175,058	308,766	183,041
Liabilities
Accrued management and investment advisory fees		35	62	36
Accrued distribution fees		5	26	6
Accrued directors' expenses		1	1	1
Accrued other expenses		3	3	3
Deposits from counterparty		–	–	–
Payables:
Fund shares redeemed		201	143	228
Investment securities purchased		67	570	92
	Total Liabilities	312	805	366
Net Assets Applicable to Outstanding Shares		$174,746	$307,961	$182,675
Net Assets Consist of:
Capital shares and additional paid-in-capital		$162,548	$277,503	$170,220
Total distributable earnings (loss)		12,198	30,458	12,455
	Total Net Assets	$174,746	$307,961	$182,675
Capital Stock (par value: $.01 per share):
Shares authorized		200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets		$154,297	$189,654	$157,019
Shares issued and outstanding		13,969	11,049	13,242
Net Asset Value per share		$11.05	$17.16	$11.86
Class 2: Net Assets		$20,449	$118,307	$25,656
Shares issued and outstanding		1,875	6,993	2,185
Net Asset Value per share		$10.91	$16.92	$11.74

See accompanying notes.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2018

	SAM Strategic Growth	Short-Term Income
Amounts in thousands, except per share amounts		Portfolio	Account	SmallCap Account
Investment in securities--at cost		$–	$152,106	$170,938
Investment in affiliated securities--at cost		$260,184	$4,856	$1,443
Assets
Investment in securities--at value		$–	$150,924	$165,274
Investment in affiliated securities--at value		254,815	4,856	1,443
Receivables:
Dividends and interest		425	786	253
Expense reimbursement from Manager		–	1	–
Fund shares sold		47	89	1,337
Investment securities sold		–	38	–
	Total Assets	255,287	156,694	168,307
Liabilities
Accrued management and investment advisory fees		51	66	123
Accrued distribution fees		25	1	1
Accrued directors' expenses		1	–	1
Accrued other expenses		3	5	4
Cash overdraft		–	5	–
Deposits from counterparty		–	–	–
Payables:
Fund shares redeemed		43	3,459	7
Investment securities purchased		15	–	54
	Total Liabilities	138	3,536	190
Net Assets Applicable to Outstanding Shares		$255,149	$153,158	$168,117
Net Assets Consist of:
Capital shares and additional paid-in-capital		$242,388	$151,985	$144,544
Total distributable earnings (loss)		12,761	1,173	23,573
	Total Net Assets	$255,149	$153,158	$168,117
Capital Stock (par value: $.01 per share):
Shares authorized		200,000	400,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets		$140,247	$149,075	$163,243
Shares issued and outstanding		7,641	59,206	11,419
Net Asset Value per share		$18.36	$2.52	$14.30
Class 2: Net Assets		$114,902	$4,083	$4,874
Shares issued and outstanding		6,342	1,628	342
Net Asset Value per share		$18.11	$2.51	$14.24

See accompanying notes.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2018

	Bond Market Index	Core Plus Bond	Diversified
Amounts in thousands	Account	Account	Balanced Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$2,952	$184	$22,122
Dividends	1	8	–
Withholding tax	–	(1)	–
Interest	61,570	10,555	–
Total Income	64,523	10,746	22,122
Expenses:
Management and investment advisory fees	6,031	1,301	556
Distribution fees - Class 2	N/A	2	2,677
Chief compliance officer fees	3	–	1
Custodian fees	53	25	–
Directors' expenses	47	8	24
Professional fees	4	5	4
Other expenses	–	–	1
Total Gross Expenses	6,138	1,341	3,263
Less: Reimbursement from Manager	2,413	–	–
Total Net Expenses	3,725	1,341	3,263
Net Investment Income (Loss)	60,798	9,405	18,859
Net Realized and Unrealized Gain (Loss) on Investments, Futures, Short sales and
Swap agreements
Net realized gain (loss) from:
Investment transactions	(20,786)	(3,944)	22
Investment transactions in affiliated securities	–	–	22,246
Futures contracts	–	83	–
Capital gain distribution received from affiliated securities	–	–	20,158
Short sales	(19)	–	–
Swap agreements	–	(219)	–
Change in unrealized appreciation/depreciation of:
Investments	(48,344)	(10,085)	(6)
Investments in affiliated securities	–	–	(96,238)
Futures contracts	–	238	–
Short sales	(50)	–	–
Swap agreements	–	207	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures, Short sales and Swap
agreements	(69,199)	(13,720)	(53,818)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,401)	$(4,315)	$(34,959)

See accompanying notes.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2018

	Diversified	Diversified
	Balanced Managed	Balanced Volatility	Diversified Growth
Amounts in thousands	Volatility Account	Control Account	Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$3,316	$1,045	$76,433
Dividends	–	157	–
Interest	–	11	–
Total Income	3,316	1,213	76,433
Expenses:
Management and investment advisory fees	88	64	1,923
Distribution fees - Class 2	438	133	9,615
Chief compliance officer fees	–	–	5
Custodian fees	–	1	–
Directors' expenses	5	3	73
Professional fees	3	3	3
Other expenses	–	–	3
Total Expenses	534	204	11,622
Net Investment Income (Loss)	2,782	1,009	64,811
Net Realized and Unrealized Gain (Loss) on Investments and Futures
Net realized gain (loss) from:
Investment transactions	–	(246)	–
Investment transactions in affiliated securities	1,308	(1)	42,700
Futures contracts	–	(3)	–
Capital gain distribution received from affiliated securities	1,239	796	90,447
Change in unrealized appreciation/depreciation of:
Investments	–	(478)	–
Investments in affiliated securities	(10,559)	(3,367)	(358,524)
Futures contracts	–	(48)	–
Net Realized and Unrealized Gain (Loss) on Investments and Futures	(8,012)	(3,347)	(225,377)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,230)	$(2,338)	$(160,566)

See accompanying notes.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2018

	Diversified Growth	Diversified Growth
	Managed Volatility	Volatility Control	Diversified Income
Amounts in thousands	Account	Account	Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$6,424	$5,820	$5,157
Dividends	–	809	–
Interest	–	73	–
Total Income	6,424	6,702	5,157
Expenses:
Management and investment advisory fees	175	345	127
Distribution fees - Class 2	874	718	636
Custodian fees	–	1	–
Directors' expenses	9	8	7
Professional fees	3	3	3
Other expenses	–	1	–
Total Expenses	1,061	1,076	773
Net Investment Income (Loss)	5,363	5,626	4,384
Net Realized and Unrealized Gain (Loss) on Investments and Futures
Net realized gain (loss) from:
Investment transactions	–	(5)	–
Investment transactions in affiliated securities	2,127	45	2,356
Futures contracts	–	(315)	–
Capital gain distribution received from affiliated securities	3,140	6,374	3,384
Change in unrealized appreciation/depreciation of:
Investments	–	(2,231)	–
Investments in affiliated securities	(24,370)	(26,541)	(15,995)
Futures contracts	–	(1,487)	–
Net Realized and Unrealized Gain (Loss) on Investments and Futures	(19,103)	(24,160)	(10,255)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,740)	$(18,534)	$(5,871)

See accompanying notes.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2018

	Diversified		Government &
	International	Equity Income	High Quality Bond
Amounts in thousands	Account	Account	Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$57	$133	$40
Dividends	8,702	18,658	–
Withholding tax	(817)	(373)	–
Interest	–	1	6,752
Total Income	7,942	18,419	6,792
Expenses:
Management and investment advisory fees	2,383	2,990	1,158
Distribution fees - Class 2	5	67	6
Chief compliance officer fees	–	1	–
Custodian fees	126	13	5
Directors' expenses	7	14	7
Professional fees	39	8	4
Other expenses	1	1	–
Total Expenses	2,561	3,094	1,180
Net Investment Income (Loss)	5,381	15,325	5,612
Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies
Net realized gain (loss) from:
Investment transactions	13,004	26,702	(4,919)
Foreign currency transactions	(261)	–	–
Change in unrealized appreciation/depreciation of:
Investments	(68,964)	(78,310)	1,170
Translation of assets and liabilities in foreign currencies	(27)	–	–
Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies	(56,248)	(51,608)	(3,749)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(50,867)	$(36,283)	$1,863

See accompanying notes.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2018

		International
		Emerging Markets	LargeCap Growth
Amounts in thousands	Income Account	Account	Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$76	$34	$32
Dividends	–	2,795	860
Withholding tax	–	(316)	–
Interest	8,014	–	–
Total Income	8,090	2,513	892
Expenses:
Management and investment advisory fees	1,002	1,307	824
Distribution fees - Class 2	8	4	5
Custodian fees	3	83	2
Directors' expenses	6	4	4
Professional fees	5	39	4
Total Gross Expenses	1,024	1,437	839
Less: Reimbursement from Manager - Class 1	–	22	–
Total Net Expenses	1,024	1,415	839
Net Investment Income (Loss)	7,066	1,098	53
Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies
Net realized gain (loss) from:
Investment transactions	3,115	2,405	18,641
Foreign currency transactions	–	(297)	–
Change in unrealized appreciation/depreciation of:
Investments	(9,259)	(26,211)	(25,599)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies	(6,144)	(24,103)	(6,958)
Net Increase (Decrease) in Net Assets Resulting from Operations	$922	$(23,005)	$(6,905)

See accompanying notes.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2018

			LargeCap S&P 500
	LargeCap Growth	LargeCap S&P 500	Managed Volatility
Amounts in thousands	Account I	Index Account	Index Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$122	$872	$233
Dividends	2,557	55,083	4,364
Withholding tax	(9)	–	–
Interest	4	26	1
Total Income	2,674	55,981	4,598
Expenses:
Management and investment advisory fees	2,436	6,379	986
Distribution fees - Class 2	5	14	N/A
Chief compliance officer fees	–	3	–
Custodian fees	20	13	15
Directors' expenses	8	50	6
Professional fees	5	5	5
Other expenses	–	33	3
Total Gross Expenses	2,474	6,497	1,015
Less: Reimbursement from Manager	53	–	–
Total Net Expenses	2,421	6,497	1,015
Net Investment Income (Loss)	253	49,484	3,583
Net Realized and Unrealized Gain (Loss) on Investments, Futures and Options and
Swaptions
Net realized gain (loss) from:
Investment transactions	38,873	135,329	13,942
Futures contracts	185	(827)	(214)
Options and swaptions	–	–	(2,443)
Change in unrealized appreciation/depreciation of:
Investments	(27,288)	(276,820)	(21,070)
Investments in affiliated securities	(29)	–	–
Futures contracts	(70)	(1,470)	(171)
Options and swaptions	–	–	251
Net Realized and Unrealized Gain (Loss) on Investments, Futures and Options and
Swaptions	11,671	(143,788)	(9,705)
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,924	$(94,304)	$(6,122)

See accompanying notes.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2018

			Principal Capital
		Multi-Asset Income	Appreciation
Amounts in thousands, except Multi-Asset Income Account	MidCap Account	Account	Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$31	$15,993	$44
Dividends	4,856	–	3,339
Withholding tax	(148)	–	(2)
Total Income	4,739	15,993	3,381
Expenses:
Management and investment advisory fees	3,058	101	980
Distribution fees - Class 2	44	100	23
Chief compliance officer fees	1	–	–
Custodian fees	7	–	3
Directors' expenses	13	2,211	5
Professional fees	5	3,649	5
Other expenses	1	–	–
Total Gross Expenses	3,129	6,061	1,016
Less: Reimbursement from Manager - Class 1	–	5,014	–
Less: Reimbursement from Manager - Class 2	–	678	–
Total Net Expenses	3,129	369	1,016
Net Investment Income (Loss)	1,610	15,624	2,365
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions	91,599	–	15,443
Investment transactions in affiliated securities	–	(145)	–
Capital gain distribution received from affiliated securities	–	2,265	–
Change in unrealized appreciation/depreciation of:
Investments	(126,070)	–	(21,803)
Investments in affiliated securities	–	(39,213)	–
Net Realized and Unrealized Gain (Loss) on Investments	(34,471)	(37,093)	(6,360)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(32,861)	$(21,469)	$(3,995)

See accompanying notes.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2018

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2010 Account	2020 Account	2030 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$914	$4,546	$3,501
Total Income	914	4,546	3,501
Expenses:
Distribution fees - Class 2	N/A	3	3
Directors' expenses	3	6	5
Professional fees	3	4	4
Total Expenses	6	13	12
Net Investment Income (Loss)	908	4,533	3,489
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated securities	924	1,549	1,285
Capital gain distribution received from affiliated securities	772	6,458	7,505
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	(3,947)	(22,610)	(22,990)
Net Realized and Unrealized Gain (Loss) on Investments	(2,251)	(14,603)	(14,200)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,343)	$(10,070)	$(10,711)

See accompanying notes.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2018

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2040 Account	2050 Account	2060 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$1,448	$691	$103
Total Income	1,448	691	103
Expenses:
Distribution fees - Class 2	1	2	N/A
Directors' expenses	3	3	2
Professional fees	4	4	4
Total Expenses	8	9	6
Net Investment Income (Loss)	1,440	682	97
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated securities	51	29	27
Capital gain distribution received from affiliated securities	3,851	2,142	325
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	(10,636)	(5,787)	(860)
Net Realized and Unrealized Gain (Loss) on Investments	(6,734)	(3,616)	(508)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,294)	$(2,934)	$(411)

See accompanying notes.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2018

	Principal LifeTime
	Strategic Income	Real Estate	SAM Balanced
Amounts in thousands	Account	Securities Account	Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$612	$7	$18,872
Dividends	–	4,103	–
Total Income	612	4,110	18,872
Expenses:
Management and investment advisory fees	–	1,303	1,704
Distribution fees - Class 2	N/A	8	278
Chief compliance officer fees	–	–	1
Custodian fees	–	2	–
Directors' expenses	3	5	16
Professional fees	4	5	4
Other expenses	–	1	1
Total Gross Expenses	7	1,324	2,004
Less: Reimbursement from Manager - Class 1	–	–	7
Less: Reimbursement from Manager - Class 2	–	–	1
Total Net Expenses	7	1,324	1,996
Net Investment Income (Loss)	605	2,786	16,876
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions	–	10,389	13
Investment transactions in affiliated securities	669	–	11,017
Capital gain distribution received from affiliated securities	316	–	15,584
Change in unrealized appreciation/depreciation of:
Investments	–	(19,411)	–
Investments in affiliated securities	(2,234)	–	(78,727)
Net Realized and Unrealized Gain (Loss) on Investments	(1,249)	(9,022)	(52,113)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(644)	$(6,236)	$(35,237)

See accompanying notes.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2018

	SAM Conservative	SAM Conservative	SAM Flexible
Amounts in thousands	Balanced Portfolio	Growth Portfolio	Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$5,727	$7,015	$6,953
Total Income	5,727	7,015	6,953
Expenses:
Management and investment advisory fees	434	778	461
Distribution fees - Class 2	52	319	62
Directors' expenses	6	8	6
Professional fees	4	4	4
Total Gross Expenses	496	1,109	533
Less: Reimbursement from Manager - Class 1	23	–	–
Less: Reimbursement from Manager - Class 2	3	–	–
Total Net Expenses	470	1,109	533
Net Investment Income (Loss)	5,257	5,906	6,420
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated securities	1,370	5,222	4,527
Capital gain distribution received from affiliated securities	2,683	10,369	1,249
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	(15,820)	(43,484)	(15,998)
Net Realized and Unrealized Gain (Loss) on Investments	(11,767)	(27,893)	(10,222)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,510)	$(21,987)	$(3,802)

See accompanying notes.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2018

	SAM Strategic	Short-Term Income
Amounts in thousands	Growth Portfolio	Account	SmallCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$5,172	$51	$42
Dividends	–	–	2,094
Withholding tax	–	–	(1)
Interest	–	4,134	–
Total Income	5,172	4,185	2,135
Expenses:
Management and investment advisory fees	654	777	1,712
Distribution fees - Class 2	317	8	14
Custodian fees	–	9	4
Directors' expenses	7	5	6
Professional fees	4	4	5
Other expenses	–	1	–
Total Gross Expenses	982	804	1,741
Less: Reimbursement from Manager - Class 1	–	15	–
Total Net Expenses	982	789	1,741
Net Investment Income (Loss)	4,190	3,396	394
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions	–	(914)	28,868
Investment transactions in affiliated securities	7,449	–	–
Capital gain distribution received from affiliated securities	9,218	–	–
Change in unrealized appreciation/depreciation of:
Investments	–	(759)	(48,626)
Investments in affiliated securities	(45,097)	–	–
Net Realized and Unrealized Gain (Loss) on Investments	(28,430)	(1,673)	(19,758)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(24,240)	$1,723	$(19,364)

See accompanying notes.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

Amounts in thousands	Bond Market Index Account		Core Plus Bond Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017 (a)	2018	2017 (b)
Operations
Net investment income (loss)	$60,798	$48,192	$9,405	$9,071
Net realized gain (loss) on Investments, Futures, Short sales and Swap agreements	(20,805)	388	(4,080)	2,072
Change in unrealized appreciation/depreciation of Investments, Futures, Short sales and Swap
agreements	(48,394)	24,012	(9,640)	2,605
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,401)	72,592	(4,315)	13,748

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1	(52,158)	(42,789)	(9,608)	(8,464)
Class 2	N/A	N/A	(28)	(11)
Total Dividends and Distributions	(52,158)	(42,789)	(9,636)	(8,475)

Capital Share Transactions
Shares sold:
Class 1	364,715	410,455	45,295	28,130
Class 2	N/A	N/A	485	413
Shares issued in reinvestment of dividends and distributions:
Class 1	52,158	42,789	9,608	8,464
Class 2	N/A	N/A	28	11
Shares redeemed:
Class 1	(591,027)	(219,587)	(53,893)	(40,636)
Class 2	N/A	N/A	(306)	(69)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(174,154)	233,657	1,217	(3,687)
Total Increase (Decrease)	(234,713)	263,460	(12,734)	1,586

Net Assets
Beginning of period	2,448,068	2,184,608	294,254	292,668
End of period	$2,213,355	$2,448,068	$281,520	$294,254

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	35,856	39,550	4,117	2,484
Class 2	N/A	N/A	45	36
Shares issued in reinvestment of dividends and distributions:
Class 1	5,216	4,118	891	751
Class 2	N/A	N/A	3	1
Shares redeemed:
Class 1	(58,606)	(21,105)	(4,899)	(3,584)
Class 2	N/A	N/A	(29)	(6)
Net Increase (Decrease)	(17,534)	22,563	128	(318)

(a)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $42,789 from net investment income.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $52,141.
(b)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $8,475 from net investment income.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $9,053.

See accompanying notes.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

				Diversified Balanced Managed
Amounts in thousands	Diversified Balanced Account			Volatility Account
	Year Ended	Year Ended		Year Ended	Year Ended
	December 31,	December 31,		December 31,	December 31,
	2018	2017(a)	,(b)	2018	2017 (c)
Operations
Net investment income (loss)	$18,859	$26,483		$2,782	$6,427
Net realized gain (loss) on Investments	42,426	14,467		2,547	1,309
Change in unrealized appreciation/depreciation of Investments	(96,244)	83,080		(10,559)	10,330
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,959)	124,030		(5,230)	18,066

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1	(1,603)	(1,260)		N/A	N/A
Class 2	(39,311)	(31,000)		(7,738)	(3,504)
Total Dividends and Distributions	(40,914)	(32,260)		(7,738)	(3,504)

Capital Share Transactions
Shares sold:
Class 1	1,529	990		N/A	N/A
Class 2	11,925	17,248		7,201	8,844
Shares issued in acquisition:
Class 1	N/A	42,215		N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	1,603	1,260		N/A	N/A
Class 2	39,311	31,000		7,738	3,504
Shares redeemed:
Class 1	(6,293)	(3,063)		N/A	N/A
Class 2	(141,065)	(106,992)		(20,810)	(14,661)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(92,990)	(17,342)		(5,871)	(2,313)
Total Increase (Decrease)	(168,863)	74,428		(18,839)	12,249

Net Assets
Beginning of period	1,174,075	1,099,647		181,005	168,756
End of period	$1,005,212	$1,174,075		$162,166	$181,005

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	97	64		N/A	N/A
Class 2	755	1,129		592	755
Shares issued in acquisition:
Class 1	N/A	2,723		N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	101	82		N/A	N/A
Class 2	2,482	2,026		644	299
Shares redeemed:
Class 1	(398)	(196)		N/A	N/A
Class 2	(8,911)	(6,928)		(1,721)	(1,243)
Net Increase (Decrease)	(5,874)	(1,100)		(485)	(189)

(a)	Period from May 1, 2017, date operations commenced, through December 31, 2017 for Class 1 shares.
(b)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $16,118 from net investment income and $16,142 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $26,479.
(c)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $2,269 from net investment income and $1,235 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $6,426.

See accompanying notes.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

	Diversified Balanced Volatility
Amounts in thousands	Control Account			Diversified Growth Account
	Year Ended	Period Ended		Year Ended	Year Ended
	December 31,	December 31,		December 31,	December 31,
	2018	2017(a)	,(b)	2018	2017 (c)
Operations
Net investment income (loss)	$1,009	$422		$64,811	$95,750
Net realized gain (loss) on Investments and Futures	546	159		133,147	39,803
Change in unrealized appreciation/depreciation of Investments and Futures	(3,893)	782		(358,524)	367,391
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,338)	1,363		(160,566)	502,944

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 2	(582)	–		(135,495)	(109,556)
Total Dividends and Distributions	(582)	–		(135,495)	(109,556)

Capital Share Transactions
Shares sold:
Class 2	35,517	36,152		41,392	63,092
Shares issued in reinvestment of dividends and distributions:
Class 2	582	–		135,495	109,556
Shares redeemed:
Class 2	(2,718)	(993)		(338,227)	(209,224)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	33,381	35,159		(161,340)	(36,576)
Total Increase (Decrease)	30,461	36,522		(457,401)	356,812

Net Assets
Beginning of period	36,522	–		3,945,713	3,588,901
End of period	$66,983	$36,522		$3,488,312	$3,945,713

Increase (Decrease) in Capital Shares
Shares sold:
Class 2	3,315	3,477		2,331	3,801
Shares issued in reinvestment of dividends and distributions:
Class 2	53	–		7,629	6,568
Shares redeemed:
Class 2	(255)	(96)		(19,246)	(12,315)
Net Increase (Decrease)	3,113	3,381		(9,286)	(1,946)

(a)	Period from March 30, 2017, date operations commenced, through December 31, 2017.
(b)	As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $423.
(c)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $51,749 from net investment income and $57,807 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $95,735.

See accompanying notes.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

	Diversified Growth Managed		Diversified Growth Volatility
Amounts in thousands	Volatility Account		Control Account
	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017 (a)	2018	2017(b)	,(c)
Operations
Net investment income (loss)	$5,363	$14,575	$5,626	$2,221
Net realized gain (loss) on Investments and Futures	5,267	2,707	6,099	877
Change in unrealized appreciation/depreciation of Investments and Futures	(24,370)	25,130	(30,259)	4,803
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,740)	42,412	(18,534)	7,901

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 2	(17,296)	(7,065)	(3,112)	–
Total Dividends and Distributions	(17,296)	(7,065)	(3,112)	–

Capital Share Transactions
Shares sold:
Class 2	15,080	23,025	233,076	164,628
Shares issued in reinvestment of dividends and distributions:
Class 2	17,296	7,065	3,112	–
Shares redeemed:
Class 2	(31,174)	(24,047)	(1,605)	(760)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,202	6,043	234,583	163,868
Total Increase (Decrease)	(29,834)	41,390	212,937	171,769

Net Assets
Beginning of period	355,062	313,672	171,769	–
End of period	$325,228	$355,062	$384,706	$171,769

Increase (Decrease) in Capital Shares
Shares sold:
Class 2	1,210	1,926	21,326	15,726
Shares issued in reinvestment of dividends and distributions:
Class 2	1,376	587	278	–
Shares redeemed:
Class 2	(2,476)	(1,974)	(143)	(74)
Net Increase (Decrease)	110	539	21,461	15,652

(a)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $4,217 from net investment income and $2,848 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $14,574.
(b)	Period from March 30, 2017, date operations commenced, through December 31, 2017.
(c)	As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $2,231.

See accompanying notes.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

			Diversified International
Amounts in thousands	Diversified Income Account		Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017 (a)	2018	2017 (b)
Operations
Net investment income (loss)	$4,384	$5,252	$5,381	$3,783
Net realized gain (loss) on Investments and Foreign currencies	5,740	1,654	12,743	16,389
Change in unrealized appreciation/depreciation of Investments	(15,995)	14,607	(68,991)	48,996
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,871)	21,513	(50,867)	69,168

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1	N/A	N/A	(5,962)	(5,043)
Class 2	(6,908)	(5,839)	(45)	(25)
Total Dividends and Distributions	(6,908)	(5,839)	(6,007)	(5,068)

Capital Share Transactions
Shares sold:
Class 1	N/A	N/A	25,975	17,953
Class 2	31,949	37,689	757	582
Shares issued in reinvestment of dividends and distributions:
Class 1	N/A	N/A	5,962	5,043
Class 2	6,908	5,839	45	25
Shares redeemed:
Class 1	N/A	N/A	(34,901)	(37,771)
Class 2	(52,882)	(45,068)	(175)	(448)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(14,025)	(1,540)	(2,337)	(14,616)
Total Increase (Decrease)	(26,804)	14,134	(59,211)	49,484

Net Assets
Beginning of period	268,135	254,001	294,843	245,359
End of period	$241,331	$268,135	$235,632	$294,843

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	N/A	N/A	1,569	1,163
Class 2	2,474	2,935	45	36
Shares issued in reinvestment of dividends and distributions:
Class 1	N/A	N/A	379	316
Class 2	533	459	3	1
Shares redeemed:
Class 1	N/A	N/A	(2,138)	(2,444)
Class 2	(4,073)	(3,539)	(11)	(29)
Net Increase (Decrease)	(1,066)	(145)	(153)	(957)

(a)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $3,536 from net investment income and $2,303 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $5,251.
(b)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $5,068 from net investment income.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $3,129.

See accompanying notes.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

			Government & High Quality
Amounts in thousands	Equity Income Account		Bond Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017 (a)	2018	2017 (b)
Operations
Net investment income (loss)	$15,325	$12,452	$5,612	$7,687
Net realized gain (loss) on Investments	26,702	43,479	(4,919)	(748)
Change in unrealized appreciation/depreciation of Investments	(78,310)	50,703	1,170	(2,359)
Net Increase (Decrease) in Net Assets Resulting from Operations	(36,283)	106,634	1,863	4,580

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1	(45,062)	(36,612)	(8,577)	(9,806)
Class 2	(2,105)	(1,741)	(94)	(89)
Total Dividends and Distributions	(47,167)	(38,353)	(8,671)	(9,895)

Capital Share Transactions
Shares sold:
Class 1	58,053	47,257	23,115	27,787
Class 2	2,423	1,516	587	380
Shares issued in acquisition:
Class 1	138,113	N/A	N/A	N/A
Class 2	728	N/A	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	45,062	36,612	8,577	9,806
Class 2	2,105	1,741	94	89
Shares redeemed:
Class 1	(97,723)	(102,262)	(47,180)	(38,116)
Class 2	(4,025)	(3,073)	(287)	(417)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	144,736	(18,209)	(15,094)	(471)
Total Increase (Decrease)	61,286	50,072	(21,902)	(5,786)

Net Assets
Beginning of period	600,098	550,026	244,141	249,927
End of period	$661,384	$600,098	$222,239	$244,141

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	2,255	1,886	2,427	2,786
Class 2	94	62	62	38
Shares issued in acquisition:
Class 1	5,656	N/A	N/A	N/A
Class 2	30	N/A	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	1,759	1,555	922	1,002
Class 2	83	74	10	9
Shares redeemed:
Class 1	(3,796)	(4,154)	(4,946)	(3,814)
Class 2	(157)	(125)	(30)	(42)
Net Increase (Decrease)	5,924	(702)	(1,555)	(21)

(a)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $12,138 from net investment income and $26,215 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $15,365.
(b)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $9,895 from net investment income.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $8,670.

See accompanying notes.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

			International Emerging
Amounts in thousands	Income Account		Markets Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017 (a)	2018	2017 (b)
Operations
Net investment income (loss)	$7,066	$7,676	$1,098	$929
Net realized gain (loss) on Investments and Foreign currencies	3,115	(365)	2,108	11,865
Change in unrealized appreciation/depreciation of Investments	(9,259)	3,846	(26,211)	21,489
Net Increase (Decrease) in Net Assets Resulting from Operations	922	11,157	(23,005)	34,283

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1	(8,055)	(9,413)	(1,219)	(1,303)
Class 2	(135)	(117)	(19)	(6)
Total Dividends and Distributions	(8,190)	(9,530)	(1,238)	(1,309)

Capital Share Transactions
Shares sold:
Class 1	13,235	18,162	12,049	12,625
Class 2	1,233	822	1,293	766
Shares issued in reinvestment of dividends and distributions:
Class 1	8,055	9,413	1,219	1,303
Class 2	135	117	19	6
Shares redeemed:
Class 1	(55,735)	(37,872)	(20,815)	(17,739)
Class 2	(947)	(775)	(294)	(67)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(34,024)	(10,133)	(6,529)	(3,106)
Total Increase (Decrease)	(41,292)	(8,506)	(30,772)	29,868

Net Assets
Beginning of period	223,063	231,569	115,670	85,802
End of period	$181,771	$223,063	$84,898	$115,670

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,306	1,738	664	741
Class 2	121	78	70	43
Shares issued in reinvestment of dividends and distributions:
Class 1	808	915	74	72
Class 2	14	11	1	–
Shares redeemed:
Class 1	(5,447)	(3,599)	(1,137)	(1,046)
Class 2	(93)	(74)	(17)	(4)
Net Increase (Decrease)	(3,291)	(931)	(345)	(194)

(a)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $9,530 from net investment income.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $7,126.
(b)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $1,309 from net investment income.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $1,031.

See accompanying notes.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

Amounts in thousands	LargeCap Growth Account		LargeCap Growth Account I
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017 (a)	2018	2017 (b)
Operations
Net investment income (loss)	$53	$255	$253	$95
Net realized gain (loss) on Investments and Futures	18,641	10,067	39,058	26,426
Change in unrealized appreciation/depreciation of Investments and Futures	(25,599)	22,296	(27,387)	52,969
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,905)	32,618	11,924	79,490

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1	(8,746)	(408)	(23,659)	(14,218)
Class 2	(173)	(2)	(197)	(24)
Total Dividends and Distributions	(8,919)	(410)	(23,856)	(14,242)

Capital Share Transactions
Shares sold:
Class 1	7,902	6,086	40,614	18,718
Class 2	1,276	357	2,908	518
Shares issued in reinvestment of dividends and distributions:
Class 1	8,746	408	23,659	14,218
Class 2	173	2	197	24
Shares redeemed:
Class 1	(22,607)	(15,126)	(58,731)	(40,028)
Class 2	(278)	(154)	(266)	(34)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,788)	(8,427)	8,381	(6,584)
Total Increase (Decrease)	(20,612)	23,781	(3,551)	58,664

Net Assets
Beginning of period	120,902	97,121	302,849	244,185
End of period	$100,290	$120,902	$299,298	$302,849

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	232	212	1,205	663
Class 2	36	13	86	18
Shares issued in reinvestment of dividends and distributions:
Class 1	251	14	687	499
Class 2	5	–	6	1
Shares redeemed:
Class 1	(654)	(525)	(1,745)	(1,414)
Class 2	(8)	(6)	(9)	(1)
Net Increase (Decrease)	(138)	(292)	230	(234)

(a)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $410 from net investment income.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $255.
(b)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $88 from net investment income and $14,154 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $106.

See accompanying notes.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

	LargeCap S&P 500 Index		LargeCap S&P 500 Managed
Amounts in thousands	Account		Volatility Index Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017 (a)	2018	2017 (b)
Operations
Net investment income (loss)	$49,484	$41,906	$3,583	$3,009
Net realized gain (loss) on Investments, Futures and Options and Swaptions	134,502	98,040	11,285	4,295
Change in unrealized appreciation/depreciation of Investments, Futures and Options and Swaptions	(278,290)	336,443	(20,990)	31,117
Net Increase (Decrease) in Net Assets Resulting from Operations	(94,304)	476,389	(6,122)	38,421

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1	(128,550)	(91,569)	(3,114)	(16,430)
Class 2	(322)	(91)	N/A	N/A
Total Dividends and Distributions	(128,872)	(91,660)	(3,114)	(16,430)

Capital Share Transactions
Shares sold:
Class 1	336,816	162,755	24,533	14,893
Class 2	4,642	2,323	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	128,550	91,569	3,114	16,430
Class 2	322	91	N/A	N/A
Shares redeemed:
Class 1	(428,913)	(337,078)	(34,782)	(29,836)
Class 2	(292)	(218)	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	41,125	(80,558)	(7,135)	1,487
Total Increase (Decrease)	(182,051)	304,171	(16,371)	23,478

Net Assets
Beginning of period	2,567,220	2,263,049	222,026	198,548
End of period	$2,385,169	$2,567,220	$205,655	$222,026

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	19,434	9,731	1,872	1,163
Class 2	255	137	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	6,845	5,543	217	1,332
Class 2	17	5	N/A	N/A
Shares redeemed:
Class 1	(23,083)	(19,820)	(2,489)	(2,293)
Class 2	(16)	(12)	N/A	N/A
Net Increase (Decrease)	3,452	(4,416)	(400)	202

(a)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $40,961 from net investment income and $50,699 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $42,547.
(b)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $2,860 from net investment income and $13,570 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $3,107.

See accompanying notes.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

Amounts in thousands, except for Multi-Asset Income Account	MidCap Account		Multi-Asset Income Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017 (a)	2018	2017 (b)
Operations
Net investment income (loss)	$1,610	$1,964	$15,624	$9,393
Net realized gain (loss) on Investments	91,599	86,890	2,120	1,062
Change in unrealized appreciation/depreciation of Investments	(126,070)	44,727	(39,213)	14,204
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,861)	133,581	(21,469)	24,659

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1	(71,720)	(39,950)	(8,874)	(4,319)
Class 2	(2,314)	(1,167)	(1,605)	(227)
Total Dividends and Distributions	(74,034)	(41,117)	(10,479)	(4,546)

Capital Share Transactions
Shares sold:
Class 1	14,347	13,402	161,043	83,032
Class 2	318	249	33,170	13,773
Shares issued in reinvestment of dividends and distributions:
Class 1	71,720	39,950	8,874	4,319
Class 2	2,314	1,167	1,605	227
Shares redeemed:
Class 1	(83,342)	(144,828)	(54,617)	(47,999)
Class 2	(1,283)	(1,127)	(1,255)	(11)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	4,074	(91,187)	148,820	53,341
Total Increase (Decrease)	(102,821)	1,277	116,872	73,454

Net Assets
Beginning of period	592,896	591,619	266,736	193,282
End of period	$490,075	$592,896	$383,608	$266,736

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	254	239	14,665	7,698
Class 2	6	4	2,999	1,236
Shares issued in reinvestment of dividends and distributions:
Class 1	1,273	725	822	396
Class 2	41	21	150	21
Shares redeemed:
Class 1	(1,432)	(2,600)	(4,954)	(4,502)
Class 2	(22)	(20)	(118)	(1)
Net Increase (Decrease)	120	(1,631)	13,564	4,848

(a)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $3,101 from net investment income and $38,016 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $1,810.
(b)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $3,974 from net investment income and $572 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $9,392.

See accompanying notes.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

	Principal Capital Appreciation		Principal LifeTime 2010
Amounts in thousands	Account		Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017 (a)	2018	2017 (b)
Operations
Net investment income (loss)	$2,365	$1,680	$908	$1,093
Net realized gain (loss) on Investments	15,443	9,970	1,696	906
Change in unrealized appreciation/depreciation of Investments	(21,803)	18,186	(3,947)	2,597
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,995)	29,836	(1,343)	4,596

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1	(9,374)	(1,876)	(1,991)	(1,497)
Class 2	(592)	(84)	N/A	N/A
Total Dividends and Distributions	(9,966)	(1,960)	(1,991)	(1,497)

Capital Share Transactions
Shares sold:
Class 1	3,936	3,469	5,287	6,802
Class 2	1,928	799	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	9,374	1,876	1,991	1,497
Class 2	592	84	N/A	N/A
Shares redeemed:
Class 1	(26,219)	(24,539)	(13,890)	(12,203)
Class 2	(1,344)	(1,180)	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(11,733)	(19,491)	(6,612)	(3,904)
Total Increase (Decrease)	(25,694)	8,385	(9,946)	(805)

Net Assets
Beginning of period	162,998	154,613	41,836	42,641
End of period	$137,304	$162,998	$31,890	$41,836

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	140	135	401	519
Class 2	66	31	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	320	72	156	116
Class 2	21	3	N/A	N/A
Shares redeemed:
Class 1	(902)	(943)	(1,058)	(932)
Class 2	(47)	(45)	N/A	N/A
Net Increase (Decrease)	(402)	(747)	(501)	(297)

(a)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $1,960 from net investment income.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $1,694.
(b)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $910 from net investment income and $587 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $1,092.

See accompanying notes.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

	Principal LifeTime 2020		Principal LifeTime 2030
Amounts in thousands	Account		Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017 (a)	2018	2017 (b)
Operations
Net investment income (loss)	$4,533	$5,158	$3,489	$3,872
Net realized gain (loss) on Investments	8,007	5,615	8,790	4,732
Change in unrealized appreciation/depreciation of Investments	(22,610)	16,432	(22,990)	14,742
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,070)	27,205	(10,711)	23,346

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1	(10,770)	(6,032)	(8,819)	(3,949)
Class 2	(77)	(8)	(86)	(15)
Total Dividends and Distributions	(10,847)	(6,040)	(8,905)	(3,964)

Capital Share Transactions
Shares sold:
Class 1	24,719	20,106	32,095	27,203
Class 2	847	635	1,181	775
Shares issued in reinvestment of dividends and distributions:
Class 1	10,770	6,032	8,819	3,949
Class 2	77	8	86	15
Shares redeemed:
Class 1	(40,498)	(35,995)	(33,379)	(21,840)
Class 2	(121)	(14)	(92)	(80)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,206)	(9,228)	8,710	10,022
Total Increase (Decrease)	(25,123)	11,937	(10,906)	29,404

Net Assets
Beginning of period	198,609	186,672	153,321	123,917
End of period	$173,486	$198,609	$142,415	$153,321

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,791	1,502	2,454	2,197
Class 2	60	46	92	62
Shares issued in reinvestment of dividends and distributions:
Class 1	795	449	690	319
Class 2	6	1	7	1
Shares redeemed:
Class 1	(2,948)	(2,667)	(2,579)	(1,760)
Class 2	(9)	(1)	(7)	(6)
Net Increase (Decrease)	(305)	(670)	657	813

(a)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $3,823 from net investment income and $2,217 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $5,157.
(b)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $2,262 from net investment income and $1,702 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $3,872.

See accompanying notes.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

	Principal LifeTime 2040		Principal LifeTime 2050
Amounts in thousands	Account		Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017 (a)	2018	2017 (b)
Operations
Net investment income (loss)	$1,440	$1,387	$682	$686
Net realized gain (loss) on Investments	3,902	2,273	2,171	1,482
Change in unrealized appreciation/depreciation of Investments	(10,636)	6,955	(5,787)	3,903
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,294)	10,615	(2,934)	6,071

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1	(3,624)	(1,245)	(2,121)	(641)
Class 2	(35)	(7)	(49)	(12)
Total Dividends and Distributions	(3,659)	(1,252)	(2,170)	(653)

Capital Share Transactions
Shares sold:
Class 1	14,992	12,972	9,326	6,750
Class 2	571	233	604	642
Shares issued in reinvestment of dividends and distributions:
Class 1	3,624	1,245	2,121	641
Class 2	35	7	49	12
Shares redeemed:
Class 1	(10,786)	(9,761)	(7,749)	(7,811)
Class 2	(221)	(34)	(354)	(33)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	8,215	4,662	3,997	201
Total Increase (Decrease)	(738)	14,025	(1,107)	5,619

Net Assets
Beginning of period	64,136	50,111	32,387	26,768
End of period	$63,398	$64,136	$31,280	$32,387

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	953	878	599	468
Class 2	35	16	39	44
Shares issued in reinvestment of dividends and distributions:
Class 1	231	84	139	44
Class 2	2	–	3	1
Shares redeemed:
Class 1	(676)	(666)	(492)	(531)
Class 2	(14)	(2)	(22)	(2)
Net Increase (Decrease)	531	310	266	24

(a)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $789 from net investment income and $463 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $1,387.
(b)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $399 from net investment income and $254 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $687.

See accompanying notes.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

	Principal LifeTime 2060		Principal LifeTime Strategic
Amounts in thousands	Account		Income Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017 (a)	2018	2017 (b)
Operations
Net investment income (loss)	$97	$113	$605	$631
Net realized gain (loss) on Investments	352	191	985	320
Change in unrealized appreciation/depreciation of Investments	(860)	470	(2,234)	1,105
Net Increase (Decrease) in Net Assets Resulting from Operations	(411)	774	(644)	2,056

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1	(305)	(58)	(876)	(574)
Total Dividends and Distributions	(305)	(58)	(876)	(574)

Capital Share Transactions
Shares sold:
Class 1	4,605	3,096	4,140	3,570
Shares issued in reinvestment of dividends and distributions:
Class 1	305	58	876	574
Shares redeemed:
Class 1	(5,257)	(802)	(7,462)	(5,737)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(347)	2,352	(2,446)	(1,593)
Total Increase (Decrease)	(1,063)	3,068	(3,966)	(111)

Net Assets
Beginning of period	5,712	2,644	24,630	24,741
End of period	$4,649	$5,712	$20,664	$24,630

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	320	231	346	301
Shares issued in reinvestment of dividends and distributions:
Class 1	22	5	75	49
Shares redeemed:
Class 1	(362)	(61)	(626)	(486)
Net Increase (Decrease)	(20)	175	(205)	(136)

(a)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $37 from net investment income and $21 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $113.
(b)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $574 from net investment income.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $631.

See accompanying notes.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

Amounts in thousands	Real Estate Securities Account		SAM Balanced Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017 (a)	2018	2017 (b)
Operations
Net investment income (loss)	$2,786	$1,870	$16,876	$22,563
Net realized gain (loss) on Investments	10,389	12,729	26,614	36,186
Change in unrealized appreciation/depreciation of Investments	(19,411)	(738)	(78,727)	51,054
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,236)	13,861	(35,237)	109,803

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1	(14,247)	(17,563)	(49,734)	(29,971)
Class 2	(340)	(267)	(8,765)	(4,514)
Total Dividends and Distributions	(14,587)	(17,830)	(58,499)	(34,485)

Capital Share Transactions
Shares sold:
Class 1	11,906	10,799	18,427	16,038
Class 2	1,190	804	9,719	10,687
Shares issued in reinvestment of dividends and distributions:
Class 1	14,247	17,563	49,734	29,971
Class 2	340	267	8,765	4,514
Shares redeemed:
Class 1	(26,990)	(28,607)	(106,200)	(105,666)
Class 2	(393)	(2,387)	(10,034)	(11,933)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	300	(1,561)	(29,589)	(56,389)
Total Increase (Decrease)	(20,523)	(5,530)	(123,325)	18,929

Net Assets
Beginning of period	157,445	162,975	788,538	769,609
End of period	$136,922	$157,445	$665,213	$788,538

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	611	506	1,191	1,048
Class 2	61	39	630	702
Shares issued in reinvestment of dividends and distributions:
Class 1	737	880	3,318	1,991
Class 2	17	13	591	303
Shares redeemed:
Class 1	(1,376)	(1,341)	(6,846)	(6,911)
Class 2	(20)	(112)	(654)	(787)
Net Increase (Decrease)	30	(15)	(1,770)	(3,654)

(a)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $2,749 from net investment income and $15,081 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $2,655.
(b)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $16,289 from net investment income and $18,196 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $22,562.

See accompanying notes.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

	SAM Conservative Balanced		SAM Conservative Growth
Amounts in thousands	Portfolio		Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017 (a)	2018	2017 (b)
Operations
Net investment income (loss)	$5,257	$6,294	$5,906	$9,148
Net realized gain (loss) on Investments	4,053	7,429	15,591	17,208
Change in unrealized appreciation/depreciation of Investments	(15,820)	7,897	(43,484)	32,050
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,510)	21,620	(21,987)	58,406

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1	(11,929)	(6,802)	(16,069)	(7,782)
Class 2	(1,454)	(687)	(9,631)	(4,215)
Total Dividends and Distributions	(13,383)	(7,489)	(25,700)	(11,997)

Capital Share Transactions
Shares sold:
Class 1	12,728	8,651	21,584	15,368
Class 2	4,078	3,932	9,393	8,409
Shares issued in reinvestment of dividends and distributions:
Class 1	11,929	6,802	16,069	7,782
Class 2	1,454	687	9,631	4,215
Shares redeemed:
Class 1	(31,254)	(33,614)	(38,633)	(27,122)
Class 2	(3,360)	(2,832)	(9,529)	(10,459)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,425)	(16,374)	8,515	(1,807)
Total Increase (Decrease)	(24,318)	(2,243)	(39,172)	44,602

Net Assets
Beginning of period	199,064	201,307	347,133	302,531
End of period	$174,746	$199,064	$307,961	$347,133

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,055	722	1,136	827
Class 2	345	328	491	455
Shares issued in reinvestment of dividends and distributions:
Class 1	1,026	573	847	420
Class 2	127	59	514	231
Shares redeemed:
Class 1	(2,587)	(2,799)	(2,012)	(1,452)
Class 2	(282)	(238)	(494)	(568)
Net Increase (Decrease)	(316)	(1,355)	482	(87)

(a)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $5,416 from net investment income and $2,073 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $6,293.
(b)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $4,842 from net investment income and $7,155 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $9,146.

See accompanying notes.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

Amounts in thousands	SAM Flexible Income Portfolio		SAM Strategic Growth Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017 (a)	2018	2017 (b)
Operations
Net investment income (loss)	$6,420	$7,953	$4,190	$6,555
Net realized gain (loss) on Investments	5,776	5,006	16,667	14,569
Change in unrealized appreciation/depreciation of Investments	(15,998)	4,463	(45,097)	32,616
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,802)	17,422	(24,240)	53,740

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1	(11,234)	(7,879)	(12,164)	(6,437)
Class 2	(1,602)	(807)	(9,663)	(4,699)
Total Dividends and Distributions	(12,836)	(8,686)	(21,827)	(11,136)

Capital Share Transactions
Shares sold:
Class 1	8,441	13,221	15,633	14,111
Class 2	7,676	5,463	9,438	9,771
Shares issued in reinvestment of dividends and distributions:
Class 1	11,234	7,879	12,164	6,437
Class 2	1,602	807	9,663	4,699
Shares redeemed:
Class 1	(42,935)	(30,688)	(26,105)	(26,278)
Class 2	(4,450)	(4,151)	(10,070)	(9,804)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(18,432)	(7,469)	10,723	(1,064)
Total Increase (Decrease)	(35,070)	1,267	(35,344)	41,540

Net Assets
Beginning of period	217,745	216,478	290,493	248,953
End of period	$182,675	$217,745	$255,149	$290,493

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	668	1,032	737	696
Class 2	613	429	448	487
Shares issued in reinvestment of dividends and distributions:
Class 1	921	625	589	320
Class 2	132	64	474	236
Shares redeemed:
Class 1	(3,390)	(2,393)	(1,230)	(1,298)
Class 2	(353)	(327)	(480)	(489)
Net Increase (Decrease)	(1,409)	(570)	538	(48)

(a)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $7,133 from net investment income and $1,553 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $7,952.
(b)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $3,643 from net investment income and $7,493 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $6,555.

See accompanying notes.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

Amounts in thousands	Short-Term Income Account		SmallCap Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017 (a)	2018	2017 (b)
Operations
Net investment income (loss)	$3,396	$3,319	$394	$770
Net realized gain (loss) on Investments	(914)	(99)	28,868	16,365
Change in unrealized appreciation/depreciation of Investments	(759)	128	(48,626)	8,266
Net Increase (Decrease) in Net Assets Resulting from Operations	1,723	3,348	(19,364)	25,401

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1	(3,250)	(3,141)	(13,133)	(766)
Class 2	(71)	(42)	(366)	(7)
Total Dividends and Distributions	(3,321)	(3,183)	(13,499)	(773)

Capital Share Transactions
Shares sold:
Class 1	29,747	32,564	12,588	8,334
Class 2	2,906	2,666	866	497
Shares issued in reinvestment of dividends and distributions:
Class 1	3,250	3,141	13,133	766
Class 2	71	42	366	7
Shares redeemed:
Class 1	(40,805)	(47,948)	(39,263)	(34,375)
Class 2	(1,159)	(2,494)	(750)	(666)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(5,990)	(12,029)	(13,060)	(25,437)
Total Increase (Decrease)	(7,588)	(11,864)	(45,923)	(809)

Net Assets
Beginning of period	160,746	172,610	214,040	214,849
End of period	$153,158	$160,746	$168,117	$214,040

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	11,770	12,728	732	532
Class 2	1,153	1,047	50	31
Shares issued in reinvestment of dividends and distributions:
Class 1	1,300	1,232	716	50
Class 2	28	17	20	1
Shares redeemed:
Class 1	(16,117)	(18,737)	(2,233)	(2,177)
Class 2	(460)	(976)	(43)	(43)
Net Increase (Decrease)	(2,326)	(4,689)	(758)	(1,606)

(a)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $3,183 from net investment income.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $3,317.
(b)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $773 from net investment income.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $893.

See accompanying notes.

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility ControlAccount, Diversified IncomeAccount, Diversified InternationalAccount, Equity IncomeAccount, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, MidCap Account, Multi-Asset Income Account, Principal Capital Appreciation Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040Account, Principal LifeTime 2050Account, Principal LifeTime 2060Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account and SmallCap Account (known as the “Accounts”), are presented herein.

Each of the Accounts is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The Accounts have not provided financial support and are not contractually required to provide financial support to any investee.

Effective March 30, 2017, the initial purchases of $100,000 of Class 2 shares of Diversified Balanced Volatility Control Account and Diversified Growth Volatility Control Account were made by Principal Financial Services, Inc.

Effective May 1, 2017, the initial purchase of $10,000 of Class 1 shares of Diversified Balanced Account was made by Principal Global Investors, LLC (the “Manager”).

Effective May 26, 2017, Diversified Balanced Account acquired all the assets and assumed all the liabilities of Balanced Account pursuant to a plan of acquisition approved by shareholders on May 25, 2017. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 2,737,000 shares from Balanced Account for 2,723,000 shares valued at $42,215,000 of Diversified Balanced Account at an approximate exchange rate of .99 for Class 1 shares. The investment securities of Balanced Account, with a fair value of approximately $7,000 and a cost of $7,000, and $42,204,000 cash were the primary assets acquired by Diversified Balanced Account on May 26, 2017. For financial reporting purposes, assets received and shares issued by Diversified Balanced Account were recorded at fair value; however, the cost basis of the investments received from Balanced Account were carried forward to align ongoing reporting of Diversified Balanced Account. The aggregate net assets of Balanced Account and Diversified Balanced Account immediately prior to the acquisition in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) were approximately $42,215,000 ($347,000 of accumulated realized gain) and $1,123,814,000, respectively. The aggregate net assets of Diversified Balanced Account immediately following the acquisition were $1,166,029,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2017, the beginning of the fiscal year for Diversified Balanced Account, Diversified BalancedAccount’s pro forma results of operations for the period ended December 31, 2017, would have been $26,854,000 of net investment income, $99,029,000 of net realized and unrealized gain on investments, and $125,883,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Balanced Account that have been included in Diversified Balanced Account’s statement of operations since May 26, 2017.

Effective October 12, 2018, Equity Income Account acquired all the assets and assumed all the liabilities of LargeCap Value Account pursuant to a plan of reorganization approved by shareholders October 1, 2018. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 5,827,000 shares from LargeCap Value Account for 5,686,000 shares valued at $138,841,000 of Equity Income Account at an approximate exchange rate of .98 for Class 1 and .98 for Class 2. The investment securities of LargeCap Value Account, with a fair value of approximately $136,333,000 and a cost of $141,343,000, and $2,514,000 cash were the primary assets acquired by Equity Income Account on October 12, 2018. For financial reporting purposes, assets received and shares issued by Equity Income Account were recorded at fair value; however, the cost basis of the investments received from LargeCap Value Account were maintained through the reorganization. The net assets of LargeCap Value Account and Equity Income Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $138,841,000 ($1,038,000 of accumulated realized gain) and $580,109,000, respectively. The aggregate net assets of Equity

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

1. Organization (continued)

Income Account immediately following the acquisition were $718,950,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2018, the beginning of the fiscal year for Equity IncomeAccount, Equity Income Account’s pro forma results of operations for the year ended December 31, 2018, would have been $17,543,000 of net investment income, $54,739,000 of net realized and unrealized loss on investments, and $37,196,000 of net decrease in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Value Account that have been included in Equity Income Account’s statement of operations since October 12, 2018.

Both classes of shares for each of the Accounts represent interests in the same portfolio of investments and will vote together as a single class, except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Accounts: Security Valuation. Certain of the Accounts, including Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”) along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) and Diversified Balanced Account, Diversified Balanced Volatility Control Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, Multi-Asset Income Account invest in other series of the Fund and in class R-6 and Institutional shares of series of Principal Funds, Inc. which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, certain of the Accounts invest in Principal Exchange-Traded Funds and other publicly traded investment funds, which are valued at the close of the exchange. The shares of the other series of the Fund, Principal Funds, Inc., Principal Exchange-Traded Funds, and other publicly traded investment funds are referred to as the “Underlying Funds”.

The Accounts (with the exception of Diversified Balanced Volatility Control Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, Multi-Asset Income Account, Principal LifeTime Accounts, and SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/ dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements inAmerican depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

2. Significant Accounting Policies (continued)

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Accounts’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Accounts held securities denominated in foreign currencies that exceeded 5% of net assets of the respective account as of December 31, 2018:

Diversified International Account		International Emerging Markets Account
Euro	20.7%	Hong Kong Dollar	23.5%
Japanese Yen	15.3	New Taiwan Dollar	11.9
British Pound	12.3	Indian Rupee	11.5
Swiss Franc	8.6	South Korean Won	10.4
Canadian Dollar	7.6	Brazilian Real	8.0

Income and Investment Transactions. TheAccounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. The Accounts allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular account are charged to that account. Other expenses not directly attributed to a particular account are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses the Accounts bear directly, each of the Accounts may indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Accounts may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Account will vary. Expenses included in the statements of operations of the Accounts reflect the expenses of each Account and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, amortization of premiums and discounts, options and futures contracts, sales of Passive Foreign Investment Companies, losses deferred due

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

2. Significant Accounting Policies (continued)

to wash sales, swap agreements, short sales, partnership investments, Real Estate Investment Trusts (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of shares, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Real Estate Securities Account receives substantial distributions from holdings in REITs.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Accounts intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended December 31, 2018, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2015-2017.

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Accounts have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.

Gains realized upon the disposition of certain foreign securities held by certain of the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statements of assets and liabilities. At December 31, 2018, none of the Accounts had a deferred tax liability.

Recent Accounting Pronouncements. Effective August 17, 2018, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Disclosure Update and Simplification. The SEC adopted amendments to certain disclosures that have become redundant or superseded in light of other SEC disclosure requirements, U.S. GAAP or changes in the information environment. As of December 31, 2018, the Accounts have adopted the new amendments.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Accounts have adopted the removal and modification of disclosures.

In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08 Premium Amortization on Purchased Callable Debt Securities, which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The Accounts will adopt the new amendments for periods beginning after December 15, 2018.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the SEC, the Accounts and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month London Inter-Bank Offered Rate (“LIBOR”) rate plus 1.00%). The interest income received is included in

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

3. Operating Policies (continued) interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

During the year ended December 31, 2018, Accounts lending to the Facility were as follows (amounts in thousands):

	Average Daily	Weighted Average
	Amount Loaned	Annual Interest Rate
Bond Market Index Account	$542	2.84%
Core Plus Bond Account	23	2.28
Diversified Growth Volatility Control Account	63	2.73
Diversified International Account	3	2.78
Equity Income Account	12	1.97
Government & High Quality Bond Account	5	2.44
Income Account	1	2.45
International Emerging Markets Account	5	2.68
LargeCap Growth Account	1	2.51
LargeCap Growth Account I	18	2.41
LargeCap S&P 500 Index Account	648	2.79
LargeCap S&P 500 Managed Volatility Index Account	25	2.42
MidCap Account	4	2.66
Short-Term Income Account	25	2.51
SmallCap Account	2	2.00

During the year ended December 31, 2018, Accounts borrowing from the Facility were as follows (amounts in thousands):

	Average Daily	Weighted Average
	Amount Borrowed	Annual Interest Rate
Diversified Balanced Volatility Control Account	$4	2.48%
Diversified Growth Volatility Control Account	15	2.48
Diversified International Account	17	2.02
International Emerging Markets Account	1	1.96
LargeCap Growth Account	1	2.10
LargeCap S&P 500 Index Account	144	2.11
MidCap Account	7	2.32
Real Estate Securities Account	29	2.27

In addition, the Accounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participating fund based on average net assets. During the year ended December 31, 2018, LargeCap Growth Account I and SmallCap Account borrowed against the line of credit. The average outstanding balance for the liability during the year ended December 31, 2018 was $5,000 at a weighted average annual interest rate of 3.43% for LargeCap Growth Account I and $5,000 at a weighted average annual interest rate of 3.43% for SmallCap Account. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding borrowings as of December 31, 2018.

Contingent Convertible Securities. Core Plus Bond Account invests in contingent convertible securities (“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when,

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

3. Operating Policies (continued)

if at all, a contingent convertible security will be converted to equity, and an account may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the account’s complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.

Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Accounts have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.

Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty. As of December 31, no Accounts had financial assets and liabilities subject to Master Netting Agreements or similar agreements.

Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for OTC Derivatives. Master Securities Forward Transaction Agreements (“MSFTA”) accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and “to-be-announced” (“TBA”) securities. Certain Accounts may pledge cash to a broker for securities sold short.

For year ended December 31, 2018, deposits with counterparty were as follows (amounts in thousands):

		MSFTA (Forward
	FCM (Futures	Currency Contracts and		Total Deposits with
	and Cleared Swaps)	TBA Securities	ISDA (OTC Derivatives)	Counterparty
Core Plus Bond Account	$—	$8	$1	$9
Diversified Balanced Volatility
Control Account	42	—	—	42
Diversified Growth Volatility
Control Account	1,308	—	—	1,308
LargeCap Growth Account I	12	—	—	12

Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Accounts by the broker is received in the account’s custodian account.

As of December 31, 2018, deposits from counterparty were as follows (amounts in thousands):

TBA Securities
Bond Market Index Account	$610

Foreign Currency Contracts. Certain of the Accounts may be subject to foreign currency exchange rate risk in the normal course of pursuing such Accounts’ investment objectives. The Accounts may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Accounts enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Accounts as an unrealized gain or loss. When the contract is closed, the Accounts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

3. Operating Policies (continued)

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Accounts’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Accounts could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, Multi-Asset Income Account, Principal LifeTime Accounts, and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (loss) on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ability to dispose of particular illiquid securities at fair value and may limit each of the Accounts’ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of theAccounts may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Accounts would not receive the principal until maturity.

Mortgage-Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on TBA securities, in which the Accounts sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Accounts forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts’portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and investment securities purchased on the statements of assets and liabilities.

Options Contracts. During the period LargeCap S&P 500 Managed Volatility Index Account wrote call and put options on indices it owns or in which it may invest for both hedging and non-hedging purposes. Writing put options tends to increase a account’s exposure to the underlying instrument. Writing call options tends to decrease an account’s exposure to the underlying instrument. When an account writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying index to determine the realized gain or loss. An account, as a writer of an option, has no control over whether the underlying index may be sold (call) or purchased (put) and as a result bears the

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

3. Operating Policies (continued)

market risk of an unfavorable change in the price of the index underlying the written option. There is the risk an account may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedule of investments. An account may also purchase put and call options. Purchasing call options tends to increase an account’s exposure to the underlying instrument. Purchasing put options tends to decrease an account’s exposure to the underlying instrument. An account pays a premium which is included on the account’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying index transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Accounts’ schedules of investments.

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Accounts in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Senior Floating Rate Interests. TheAccounts may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or LIBOR rate.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the senior floating rate interests, the Accounts may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the Borrower’s discretion. Therefore, the Accounts must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statements of assets and liabilities. As of December 31, 2018, the commitments were as follows (amounts in thousands):

	Unfunded Loan Commitment	Unrealized gain/loss
Core Plus Bond Account	$30	$(1)

Short Sales. Bond Market Index Account entered into short sales transactions during the period. A short sale is a transaction in which an account sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The account must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The account is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

3. Operating Policies (continued)

declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. An account is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The account is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The account may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.

Swap Agreements. Core Plus Bond Account invested in swap agreements during the period. Swap agreements are negotiated agreements between an account and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. An account may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of total distributable earnings (loss) on investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Accounts recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Accounts and any counterparty are required to maintain an agreement that requires the Accounts and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Accounts and such counterparty. If the net fair value of such derivatives transactions between the Accounts and that counterparty exceeds a certain threshold (as defined in the agreement), the Accounts or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Accounts or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, an account would add leverage to its portfolio because, in addition to its total net assets, an account would be subject to investment exposure on the notional amount of the swap.

If an account is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the account will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If an account is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, an account will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

3. Operating Policies (continued)

amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. An account may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that an account as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2018 for which an account is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an account for the same referenced entity or entities.

Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.

Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.

To Be Announced Securities. The Accounts may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Accounts commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Accounts, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

UnderlyingFunds.TheperformanceandrisksofeachPrincipalLifeTimeAccount,SAMPortfolio,DiversifiedBalancedAccount,Diversified Balanced Volatility Control Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, Multi-Asset Income Account (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the Underlying Funds in which the fund of funds invest. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

An Underlying Fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Fund, Principal Funds, Inc., and some of the Underlying Funds. Principal Real Estate Investors, LLC serves as sub-advisor to some of the Underlying Funds. The Manager is committed to minimizing the potential impact of Underlying Fund risk on Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

3. Operating Policies (continued)

As of December 31, 2018, series of the Fund owned the following percentages, in the aggregate, of the outstanding shares of the Accounts listed below:

Total Percentage of
Account	Outstanding Shares Owned
Bond Market Index Account	99.51%
Core Plus Bond Account	24.18
Equity Income Account	31.06
Government & High Quality Bond Account	39.90
Income Account	92.64
LargeCap S&P 500 Index Account	88.90
LargeCap S&P 500 Managed Volatility Index
Account	100.00
Short-Term Income Account	17.57

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the U.S Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. The FNMApurchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):

	Asset Derivatives December 31, 2018			Liability Derivatives December 31, 2018
Derivatives not accounted for
as hedging instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Core Plus Bond Account
Credit contracts	Receivables, Total distributable earnings (loss)	$207	*	Payables, Total distributable earnings (loss)	$—
Interest rate contracts	Receivables, Total distributable earnings (loss)	$493	*	Payables, Total distributable earnings (loss)	$174	*
	Total	$700	*		$174	*
Diversified Balanced Volatility Control Account
Equity contracts	Receivables, Total distributable earnings (loss)	$—		Payables, Total distributable earnings (loss)	$48	*
Diversified Growth Volatility Control Account
Equity contracts	Receivables, Total distributable earnings (loss)	$—		Payables, Total distributable earnings (loss)	$1,487	*
LargeCap Growth Account I
Equity contracts	Receivables, Total distributable earnings (loss)	$—		Payables, Total distributable earnings (loss)	$2	*
LargeCap S&P 500 Index Account
Equity contracts	Receivables, Total distributable earnings (loss)	$—		Payables, Total distributable earnings (loss)	$1,277	*
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts	Receivables, Total distributable earnings (loss)	$ 1,393		Payables, Total distributable earnings (loss)	$1,307	*

* Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

	Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

3. Operating Policies (continued)

		Net Realized Gain or (Loss) on		Net Change in Unrealized Appreciation/
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Derivatives Recognized in Statement of		(Depreciation) of Derivatives Recognized
as hedging instruments	Recognized in Statement of Operations	Operations		in Statement of Operations
Core Plus Bond Account
Credit contracts	Net realized gain (loss) from Swap agreements/		$(219)	$207
	Net change in unrealized appreciation/
	(depreciation) of Swap agreements
Interest rate contracts	Net realized gain (loss) from Futures contracts/		$83	$238
	Net change in unrealized appreciation/
	(depreciation) of Futures contracts
	Total		$(136)	$445
Diversified Balanced Volatility Control Account
Equity contracts	Net realized gain (loss) from Futures contracts/		$(3)	$(48)
	Net change in unrealized appreciation/
	(depreciation) of Futures contracts
Diversified Growth Volatility Control Account
Equity contracts	Net realized gain (loss) from Futures contracts/		$(315)	$(1,487)
	Net change in unrealized appreciation/
	(depreciation) of Futures contracts
LargeCap Growth Account I
Equity contracts	Net realized gain (loss) from Futures contracts/		$185	$(70)
	Net change in unrealized appreciation/
	(depreciation) of Futures contracts
LargeCap S&P 500 Index Account
Equity contracts	Net realized gain (loss) from Futures contracts/		$(827)	$(1,470)
	Net change in unrealized appreciation/
	(depreciation) of Futures contracts
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts	Net realized gain (loss) from Investment		$1,046	$(263)
	transactions, Futures contracts, and Options and
	swaptions /Net change in unrealized appreciation/
	(depreciation) of Investments, Futures contracts,
	and Options and swaptions

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of the Core Plus Bond Account.

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year ended December 31, 2018:

Contract Type	Derivative Type	Average Notional (‘000)
Core Plus Bond Account
Credit Contracts	Exchange Cleared Credit Default Swaps - Buy Protection	$11,926
Interest Rate Contracts	Futures - Long	20,892
	Futures - Short	7,708
Diversified Balanced Volatility Control
Account
Equity Contracts	Futures - Short	877
Diversified Growth Volatility Control
Account
Equity Contracts	Futures - Short	27,307
LargeCap Growth Account I
Equity Contracts	Futures - Long	4,924
LargeCap S&P 500 Index Account
Equity Contracts	Futures - Long	56,164
LargeCap S&P 500 Managed Volatility
Index Account
Equity Contracts	Futures - Long	4,329
	Purchased Options	44
	Written Options	44

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

4. Fair Valuation

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the account’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.

Level 3 – Significant unobservable inputs (including the Accounts’assumptions in determining the fair value of investments). Investments which may be included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Accounts’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date, when available.

Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (“the Pricing Group”), who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

4. Fair Valuation (continued)

pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The following is a summary of the inputs used as of December 31, 2018 in valuing the Accounts’securities carried at value (amounts shown in thousands):

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Bond Market Index Account
Bonds*	$—	$728,720	$61	$728,781
Investment Companies	121,122	—	—	121,122
Municipal Bonds*	—	18,658	—	18,658
U.S. Government & Government Agency Obligations*	—	1,469,789	—	1,469,789
Total investments in securities $	121,122	$2,217,167	$61	$2,338,350
Short Sales
U.S. Government & Government Agency Obligations	—	(11,381)	—	(11,381)
Total Short Sales $	—	$(11,381)	$—	$(11,381)

Core Plus Bond Account
Bonds*	—	186,733	—	186,733
Common Stocks*	35	—	—	35
Investment Companies	3,894	—	—	3,894
Preferred Stocks
Communications	127	—	—	127
Consumer, Non-cyclical	—	8	—	8
Senior Floating Rate Interests*	—	5,813	—	5,813
U.S. Government & Government Agency Obligations*	—	108,466	—	108,466
Total investments in securities $	4,056	$301,020	$—	$305,076
Assets
Credit Contracts
Exchange Cleared Credit Default Swaps**	—	207	—	207
Interest Rate Contracts
Futures**	493	—	—	493
Liabilities
Interest Rate Contracts
Futures**	(174)	—	—	(174)

Diversified Balanced Account
Bonds*	—	3	—	3
Investment Companies	1,005,468	—	—	1,005,468
Preferred Stocks
Consumer, Non-cyclical	—	1	—	1
Total investments in securities $	1,005,468	$4	$—	$1,005,472

Diversified Balanced Managed Volatility Account
Investment Companies	162,212	—	—	162,212
Total investments in securities $	162,212	$—	$—	$162,212

Diversified Balanced Volatility Control Account
Investment Companies	53,850	—	—	53,850
Total investments in securities $	53,850	$—	$—	$53,850
Liabilities
Equity Contracts
Futures**	(48)	—	—	(48)

	Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
	December 31, 2018

4. Fair Valuation (continued)

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Diversified Growth Account
Investment Companies	$3,489,236	$—	$—	$3,489,236
Total investments in securities $	3,489,236	$—	$—	$3,489,236

Diversified Growth Managed Volatility Account
Investment Companies	325,317	—	—	325,317
Total investments in securities $	325,317	$—	$—	$325,317

Diversified Growth Volatility Control Account
Investment Companies	310,931	—	—	310,931
Total investments in securities $	310,931	$—	$—	$310,931
Liabilities
Equity Contracts
Futures**	(1,487)	—	—	(1,487)

Diversified Income Account
Investment Companies	241,397	—	—	241,397
Total investments in securities $	241,397	$—	$—	$241,397

Diversified International Account
Common Stocks
Basic Materials	1,442	10,260	—	11,702
Communications	2,549	12,195	—	14,744
Consumer, Cyclical	4,908	35,692	—	40,600
Consumer, Non-cyclical	2,147	37,797	—	39,944
Energy	2,734	15,509	—	18,243
Financial	10,941	50,201	—	61,142
Industrial	3,068	19,548	—	22,616
Technology	—	18,943	—	18,943
Utilities	—	3,935	—	3,935
Investment Companies	1,664	—	—	1,664
Preferred Stocks
Diversified	—	886	—	886
Total investments in securities $	29,453	$204,966	$—	$234,419

Equity Income Account
Common Stocks*	649,647	—	—	649,647
Investment Companies	8,817	—	—	8,817
Total investments in securities $	658,464	$—	$—	$658,464

Government & High Quality Bond Account
Bonds*	—	66,595	—	66,595
Investment Companies	1,278	—	—	1,278
U.S. Government & Government Agency Obligations*	—	155,215	—	155,215
Total investments in securities $	1,278	$221,810	$—	$223,088

Income Account
Bonds*	—	109,688	—	109,688
Common Stocks
Energy	391	—	—	391
Industrial	—	—	4,735	4,735
Utilities	—	—	284	284
Convertible Bonds*	—	1,175	—	1,175
Investment Companies	1,795	—	—	1,795
Senior Floating Rate Interests*	—	1,196	—	1,196
U.S. Government & Government Agency Obligations*	—	61,658	—	61,658
Total investments in securities $	2,186	$173,717	$5,019	$180,922

International Emerging Markets Account
Common Stocks
Basic Materials	—	5,188	—	5,188
Communications	4,967	9,819	—	14,786
Consumer, Cyclical	1,138	5,391	—	6,529

		Notes to Financial Statements
	Principal Variable Contracts Funds, Inc.
		December 31, 2018

4. Fair Valuation (continued)

			Level 2 - Other
	Level 1 - Quoted		Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
International Emerging Markets Account
Consumer, Non-cyclical		$—	$3,212	$—	$3,212
Energy		—	8,446	—	8,446
Financial		2,052	20,553	—	22,605
Industrial		—	4,490	—	4,490
Technology		—	13,403	—	13,403
Utilities		—	1,572	—	1,572
Investment Companies		2,711	—	—	2,711
Preferred Stocks
Diversified		—	899	—	899
Financial		—	910	—	910
	Total investments in securities $	10,868	$73,883	$—	$84,751

LargeCap Growth Account
Common Stocks*		97,684	—	—	97,684
Investment Companies		2,326	—	—	2,326
	Total investments in securities $	100,010	$—	$—	$100,010

LargeCap Growth Account I
Common Stocks
Basic Materials		4,812	—	—	4,812
Communications		59,421	—	6	59,427
Consumer, Cyclical		22,320	—	—	22,320
Consumer, Non-cyclical		82,546	—	—	82,546
Energy		227	—	—	227
Financial		25,679	—	—	25,679
Industrial		30,162	—	—	30,162
Technology		64,441	—	—	64,441
Utilities		1,537	—	—	1,537
Convertible Preferred Stocks
Communications		—	—	986	986
Investment Companies		6,372	—	—	6,372
Preferred Stocks
Technology		—	51	153	204
	Total investments in securities $	297,517	$51	$1,145	$298,713
Liabilities
Equity Contracts
Futures**		(2)	—	—	(2)

LargeCap S&P 500 Index Account
Common Stocks*		2,329,353	—	—	2,329,353
Investment Companies		60,372	—	—	60,372
	Total investments in securities $	2,389,725	$—	$—	$2,389,725
Liabilities
Equity Contracts
Futures**		(1,277)	—	—	(1,277)

LargeCap S&P 500 Managed Volatility Index Account
Common Stocks*		186,672	—	—	186,672
Investment Companies		17,784	—	—	17,784
Purchased Options		1,393	—	—	1,393
	Total investments in securities $	205,849	$—	$—	$205,849
Liabilities
Equity Contracts
Futures**		(192)	—	—	(192)
Written Options		(1,115)	—	—	(1,115)

MidCap Account
Common Stocks*		487,713	—	—	487,713
Investment Companies		4,942	—	—	4,942
	Total investments in securities $	492,655	$—	$—	$492,655

Multi-Asset Income Account
Investment Companies		386	—	—	386
	Total investments in securities $	386	$—	$—	$386

	Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
	December 31, 2018

4. Fair Valuation (continued)

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Principal Capital Appreciation Account
Common Stocks*	$133,358	$—	$—	$133,358
Investment Companies	2,989	—	—	2,989
Total investments in securities $	136,347	$—	$—	$136,347

Principal LifeTime 2010 Account
Investment Companies	31,893	—	—	31,893
Total investments in securities $	31,893	$—	$—	$31,893

Principal LifeTime 2020 Account
Investment Companies	173,490	—	—	173,490
Total investments in securities $	173,490	$—	$—	$173,490

Principal LifeTime 2030 Account
Investment Companies	142,420	—	—	142,420
Total investments in securities $	142,420	$—	$—	$142,420

Principal LifeTime 2040 Account
Investment Companies	63,402	—	—	63,402
Total investments in securities $	63,402	$—	$—	$63,402

Principal LifeTime 2050 Account
Investment Companies	31,284	—	—	31,284
Total investments in securities $	31,284	$—	$—	$31,284

Principal LifeTime 2060 Account
Investment Companies	4,653	—	—	4,653
Total investments in securities $	4,653	$—	$—	$4,653

Principal LifeTime Strategic Income Account
Investment Companies	20,666	—	—	20,666
Total investments in securities $	20,666	$—	$—	$20,666

Real Estate Securities Account
Common Stocks*	135,519	—	—	135,519
Investment Companies	911	—	—	911
Total investments in securities $	136,430	$—	$—	$136,430

SAM Balanced Portfolio
Investment Companies	664,593	—	—	664,593
Total investments in securities $	664,593	$—	$—	$664,593

SAM Conservative Balanced Portfolio
Investment Companies	174,647	—	—	174,647
Total investments in securities $	174,647	$—	$—	$174,647

SAM Conservative Growth Portfolio
Investment Companies	307,664	—	—	307,664
Total investments in securities $	307,664	$—	$—	$307,664

SAM Flexible Income Portfolio
Investment Companies	182,558	—	—	182,558
Total investments in securities $	182,558	$—	$—	$182,558

SAM Strategic Growth Portfolio
Investment Companies	254,815	—	—	254,815
Total investments in securities $	254,815	$—	$—	$254,815

Short-Term Income Account
Bonds*	—	146,743	—	146,743
Investment Companies	4,856	—	—	4,856
U.S. Government & Government Agency Obligations*	—	4,181	—	4,181
Total investments in securities $	4,856	$150,924	$—	$155,780

		Notes to Financial Statements
	Principal Variable Contracts Funds, Inc.
		December 31, 2018

4. Fair Valuation (continued)

			Level 2 - Other
	Level 1 - Quoted		Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SmallCap Account
Common Stocks*		$165,274	$—	$—	$165,274
Investment Companies		1,443	—	—	1,443
	Total investments in securities $	166,717	$—	$—	$166,717

*For additional detail regarding sector classifications, please see the Schedule of Investments. **Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for thoseAccounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value as of
Account	Asset Type	December 31, 2018	Valuation Technique	Unobservable Input	Input Valuations
Income Account	Common Stock	$ 4,735 Enterprise Valuation Model*		EBITDA Multiples	0.95 – 1.15	x
	Common Stock	284 Indicative Market Quotations		Broker Quote	$140.00
		$5,019

*As of December 31, 2018, a Level 3 security changed its valuation approach from an enterprise valuation model with comparable company and discounted cash flow techniques to an enterprise valuation model with comparable company technique. The change in the valuation approach is driven by the Valuation Committee’s decision that prospective financial information is not updated timely to account for external market factors. The appropriateness of the fair value of this security is monitored by the Valuation Committee.

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):

			Accrued						Net Change
			Discounts/						in Unrealized
			Premiums						Appreciation/
	Value	Realized	and Change			Transfers	Transfers	Value	(Depreciation) on
	December	Gain/	in Unrealized		Proceeds	into	Out of	December 31,	Investments Held at
Account	31, 2017	(Loss)	Gain/ (Loss)	Purchases	from Sales	Level 3*	Level 3**	2018	December 31, 2018
Income Account
Common Stock
Industrial	$3,630	$—	$1,105	$—	$—	$—	$—	$4,735	$1,105
Utilities	—	—	62	222	—	—	—	284	62
Total	$3,630	$—	$1,167	$222	$—	$—	$—	$5,019	$1,167

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading has been halted 2. Securities that have certain restrictions on trading 3. Instances in which a security is not priced by a pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes 2. Securities where trading restrictions have expired 3. Instances in which a price becomes available from a pricing service

At the end of the year, there were no other Accounts which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

5. Management Agreement and Transactions with Affiliates

Management Services. The Accounts have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The Principal LifeTime Accounts do not pay investment advisory and management fees. The annual rates used in this calculation for each of the other Accounts are as follows:

		Notes to Financial Statements
	Principal Variable Contracts Funds, Inc.
		December 31, 2018

5. Management Agreement and Transactions with Affiliates (continued)

		Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond Account	.50%	.45%	.40%	.35%	.30%
Equity Income Account	.60	.55	.50	.45	.40
LargeCap Growth Account I	.80	.75	.70	.65	.60
MidCap Account	.65	.60	.55	.50	.45
Real Estate Securities Account	.90	.85	.80	.75	.70
SmallCap Account	.85	.80	.75	.70	.65

		Net Assets of Accounts (in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	.85%	.80%	.75%	.70%	.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05

	Net Assets of Account (in millions)
	First	Next	Over
	$200	$300	$500
Short-Term Income Account	.50%	.45%	.40%

	Net Assets of Account (in millions)
	First	Over
	$500	$500
Principal Capital Appreciation Account	.625%	.50%

			Net Assets of Account
	First $500	Next $500	Next $1	Next $1	Over $3
	million	million	billion	billion	billion
LargeCap Growth Account	.68%	.63%	.61%	.56%	.51%

	Net Assets of Accounts (in billions)
	First $2	Over $2
Government & High Quality Bond Account	.50%	.45%
Income Account	.50	.45

	All Net Assets
Bond Market Index Account	.25%
Diversified Balanced Account	.05
Diversified Balanced Managed Volatility Account	.05
Diversified Balanced Volatility Control Account	.12
Diversified Growth Account	.05
Diversified Growth Managed Volatility Account	.05
Diversified Growth Volatility Control Account	.12
Diversified Income Account	.05
LargeCap S&P 500 Index Account	.25
LargeCap S&P 500 Managed Volatility Index	.45
Account
Multi-Asset Income Account	.03

The Manager contractually agreed to limit the expenses (including acquired fund fees and expenses, but excluding interest expense, expenses related to fund investments, and other extraordinary expenses) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits, which expire April 30, 2019, are as follows:

	Period from January 1, 2018
	through December 31, 2018
	Class 1	Class 2
SAM Balanced Portfolio	.86%	1.11%
SAM Conservative Balanced Portfolio	.84	1.09
SAM Conservative Growth Portfolio	.99	1.24
SAM Strategic Growth Portfolio	.99	1.24

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

5. Management Agreement and Transactions with Affiliates (continued)

The Manager has contractually agreed to limit certain of the Accounts’ management and investment advisory fees. The expense limit will reduce the account’s management and investment advisory fees by the following amounts:

		Expiration
Bond Market Index Account	.100%	April 30, 2019
LargeCap Growth Account I	.016	April 30, 2019

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to account investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from January 1, 2018 through December 31, 2018
	Class 1	Class 2	Expiration
Diversified Balanced Managed Volatility Account	N/A	.31%	April 30, 2019
Diversified Balanced Volatility Control Account	N/A	.39	April 30, 2019
Diversified Growth Managed Volatility Account	N/A	.31	April 30, 2019
Diversified Growth Volatility Control Account	N/A	.39	April 30, 2019
International Emerging Markets Account	1.35%	1.60	April 30, 2019
Multi-Asset Income Account	.08	.33	April 30, 2019
Principal LifeTime 2060 Account	.10	N/A	April 30, 2019

The Manager has contractually agreed to reduce Short-Term Income Account’s expenses by .01% through the period ended April 30, 2019.

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest expense, expenses related to account investments, acquired fund fees and expenses, and other extraordinary expenses) attributable to Class 2 shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:

Expense Limit
Class 2
Diversified Balanced Account	.31%
Diversified Growth Account	.31
Diversified Income Account	.31

Amounts owed to the Accounts under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.

Distribution Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc. (an affiliate of the Manager), the principal distributor of theAccounts.Aportion of the distribution fees may be paid to other selling dealers for providing certain services. The annual distribution fee rate is .25%.

Chief Compliance Officer Expenses. The Accounts pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of each account and is shown on the statements of operations.

Affiliated Ownership. At December 31, 2018, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

	Class 1	Class 2
Bond Market Index Account	1,063	N/A
Core Plus Bond Account	19,683	71
Diversified Balanced Account	2,473	65,063
Diversified Balanced Managed Volatility Account	N/A	14,297
Diversified Balanced Volatility Control Account	N/A	6,494
Diversified Growth Account	N/A	214,081

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

5. Management Agreement and Transactions with Affiliates (continued)

	Class 1	Class 2
Diversified Growth Managed Volatility Account	N/A	28,015
Diversified Growth Volatility Control Account	N/A	37,113
Diversified Income Account	N/A	19,374
Diversified International Account	16,879	79
Equity Income Account	14,756	189
Government & High Quality Bond Account	13,531	193
Income Account	507	141
International Emerging Markets Account	5,515	102
LargeCap Growth Account	3,188	54
LargeCap Growth Account I	9,838	106
LargeCap S&P 500 Index Account	15,719	436
MidCap Account	9,607	N/A
Multi-Asset Income Account	32	5
Principal Capital Appreciation Account	4,317	84
Principal LifeTime 2010 Account	2,618	N/A
Principal LifeTime 2020 Account	13,665	105
Principal LifeTime 2030 Account	12,140	157
Principal LifeTime 2040 Account	4,500	47
Principal LifeTime 2050 Account	2,270	70
Principal LifeTime 2060 Account	377	N/A
Principal LifeTime Strategic Income Account	1,829	N/A
Real Estate Securities Account	7,451	183
SAM Balanced Portfolio	37,391	953
SAM Conservative Balanced Portfolio	13,645	550
SAM Conservative Growth Portfolio	9,511	635
SAM Flexible Income Portfolio	12,688	1,066
SAM Strategic Growth Portfolio	7,166	332
Short-Term Income Account	47,640	1,383
SmallCap Account	11,192	91

6. Investment Transactions

For the year ended December 31, 2018, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Accounts were as follows (amounts in thousands):

	Purchases	Sales
Bond Market Index Account	$1,541,688	$1,618,689
Core Plus Bond Account	276,736	267,923
Diversified Balanced Account	174,202	269,103
Diversified Balanced Managed Volatility
Account	28,310	37,903
Diversified Balanced Volatility Control
Account	70,900	49,295
Diversified Growth Account	594,490	736,163
Diversified Growth Managed Volatility
Account	57,051	64,647
Diversified Growth Volatility Control
Account	442,575	273,897
Diversified Income Account	58,172	71,343
Diversified International Account	164,306	165,612
Equity Income Account	80,891	101,140
Government & High Quality Bond Account	35,654	43,957
Income Account	15,291	39,205
International Emerging Markets Account	124,772	133,148
LargeCap Growth Account	91,997	106,893
LargeCap Growth Account I	117,597	130,563
LargeCap S&P 500 Index Account	216,872	250,087
LargeCap S&P 500 Managed Volatility
Index Account	22,914	31,935
MidCap Account	138,979	208,065
Multi-Asset Income Account	270	111
Principal Capital Appreciation Account	69,089	87,421
Principal LifeTime 2010 Account	10,858	17,775
Principal LifeTime 2020 Account	54,872	58,910
Principal LifeTime 2030 Account	55,727	44,914
Principal LifeTime 2040 Account	19,452	9,604

		Notes to Financial Statements
		Principal Variable Contracts Funds, Inc.
		December 31, 2018

6. Investment Transactions (continued)

	Purchases	Sales
Principal LifeTime 2050 Account	12,268	7,616
Principal LifeTime 2060 Account	4,876	5,104
Principal LifeTime Strategic Income
Account	7,232	9,630
Real Estate Securities Account	25,522	36,403
SAM Balanced Portfolio	134,985	190,870
SAM Conservative Balanced Portfolio	36,907	47,113
SAM Conservative Growth Portfolio	91,586	93,058
SAM Flexible Income Portfolio	39,818	64,355
SAM Strategic Growth Portfolio	108,900	107,389
Short-Term Income Account	72,670	79,934
SmallCap Account	92,191	117,041

In addition Bond Market Index Account had $11,501,000 of covers on securities sold short and $21,005,000 of securities sold short.

For the year ended December 31, 2018, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts in thousands):

	Purchases	Sales
Bond Market Index Account	$1,398,273	$1,458,926
Core Plus Bond Account	113,933	106,369
Government & High Quality Bond Account	4,434	5,887
Income Account	2,939	4,968
Short-Term Income Account	3,300	485

In addition Bond Market Index Account had $1,459,000 of covers on U.S. government securities sold short and $3,165,000 of U.S. government securities sold short.

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the years ended December 31, 2018 and December 31, 2017 were as follows (amounts in thousands):

				Long-Term
	Ordinary Income			Capital Gain*	Section 1250 Gain^
	2018	2017		2018	2017	2018	2017
Bond Market Index Account	$52,158	$ 42,789	$	—$	—$	—$	—
Core Plus Bond Account	9,636	8,475		—	—	—	—
Diversified Balanced Account	28,469	17,824		12,445	14,436	—	—
Diversified Balanced Managed Volatility
Account	6,912	2,318		826	1,186	—	—
Diversified Balanced Volatility Control
Account	434	—		148	—	—	—
Diversified Growth Account	106,005	52,703		29,490	56,853	—	—
Diversified Growth Managed Volatility
Account	15,420	4,278		1,876	2,787	—	—
Diversified Growth Volatility Control
Account	2,237	—		875	—	—	—
Diversified Income Account	5,794	3,601		1,114	2,238	—	—
Diversified International Account	6,007	5,068		—	—	—	—
Equity Income Account	13,448	14,151		33,719	24,202	—	—
Government & High Quality Bond
Account	8,671	9,895		—	—	—	—
Income Account	8,190	9,530		—	—	—	—
International Emerging Markets Account	1,238	1,309		—	—	—	—
LargeCap Growth Account	255	410		8,664	—	—	—
LargeCap Growth Account I	452	88		23,404	14,154	—	—
LargeCap S&P 500 Index Account	45,501	44,034		83,371	47,626	—	—
LargeCap S&P 500 Managed Volatility
Index Account	3,114	8,087		—	8,343	—	—
MidCap Account	1,796	3,101		72,238	38,016	—	—
Multi-Asset Income Account	9	4		1	1	—	—
Principal Capital Appreciation Account	1,753	1,960		8,213	—	—	—

			Notes to Financial Statements
		Principal Variable Contracts Funds, Inc.
			December 31, 2018

7. Federal Tax Information (continued)

			Long-Term
	Ordinary Income		Capital Gain*	Section 1250 Gain^
	2018	2017	2018	2017	2018	2017
Principal LifeTime 2010 Account	1,158	950	833	547	—	—
Principal LifeTime 2020 Account	5,625	3,822	5,222	2,218	—	—
Principal LifeTime 2030 Account	4,192	2,293	4,713	1,671	—	—
Principal LifeTime 2040 Account	1,460	798	2,199	454	—	—
Principal LifeTime 2050 Account	834	400	1,336	253	—	—
Principal LifeTime 2060 Account	124	37	181	21	—	—
Principal LifeTime Strategic Income
Account	631	574	245	—	—	—
Real Estate Securities Account	2,980	2,749	11,385	14,834	222	247
SAM Balanced Portfolio	24,236	16,564	34,263	17,921	—	—
SAM Conservative Balanced Portfolio	6,540	5,473	6,843	2,016	—	—
SAM Conservative Growth Portfolio	10,266	4,876	15,434	7,121	—	—
SAM Flexible Income Portfolio	8,176	7,133	4,660	1,553	—	—
SAM Strategic Growth Portfolio	7,336	3,694	14,491	7,442	—	—
Short-Term Income Account	3,321	3,183	—	—	—	—
SmallCap Account	1,441	773	12,058	—	—	—

*The Accounts designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

^Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.

Certain Accounts may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of December 31, 2018, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

								Total
Undistributed		Undistributed		Net Unrealized			Other	Accumulated
	Ordinary	Long-Term	Accumulated	Appreciation			Temporary	Earnings
	Income	Capital Gains	Losses	(Depreciation)			Differences*	(Deficit)
Bond Market Index Account	$63,572	$—	$(30,485)	$(40,862	) $		— $	(7,775)
Core Plus Bond Account	10,175	—	(6,805)	(10,493)			91	(7,032)
Diversified Balanced Account	19,154	42,189	—	157,011		—	218,354
Diversified Balanced Managed Volatility
Account	2,984	2,349	—	4,273			—	9,606
Diversified Balanced Volatility Control
Account	1,238	761	—	(3,555)			—	(1,556)
Diversified Growth Account	66,026	132,157	—	522,803		—	720,986
Diversified Growth Managed Volatility
Account	6,092	4,546	—	11,480			—	22,118
Diversified Growth Volatility Control Account	5,623	4,663	—	(24,021)			—	(13,735)
Diversified Income Account	4,541	5,616	—	12,646			—	22,803
Diversified International Account	4,108	12,521	—	2,524			—	19,153
Equity Income Account	17,075	16,183	—	182,774		—	216,032
Government & High Quality Bond Account	6,456	—	(8,862)	(7,132)		(39)		(9,577)
Income Account	7,635	—	(19)	1,261			70	8,947
International Emerging Markets Account	801	2,283	—	991			—	4,075
LargeCap Growth Account	53	18,636	—	6,881			—	25,570
LargeCap Growth Account I	244	34,548	—	75,432		(15) 110,209
LargeCap S&P 500 Index Account	49,196	111,411	—	687,866		—	848,473
LargeCap S&P 500 Managed Volatility Index
Account	3,610	14,917	—	30,141		(17,046)		31,622
MidCap Account	1,526	79,299	—	100,053		—	180,878
Multi-Asset Income Account	16	2	—	(29)			—	(11)
Principal Capital Appreciation Account	2,596	13,120	—	40,099			—	55,815
Principal LifeTime 2010 Account	910	1,712	—	(424)			—	2,198
Principal LifeTime 2020 Account	4,556	8,015	—	(2,993)			—	9,578
Principal LifeTime 2030 Account	3,600	8,675	—	(5,610)			—	6,665
Principal LifeTime 2040 Account	1,500	3,851	—	(3,200)			—	2,151
Principal LifeTime 2050 Account	718	2,142	—	(1,422)			—	1,438
Principal LifeTime 2060 Account	130	325	—	(451)			—	4

			Notes to Financial Statements
			Principal Variable Contracts Funds, Inc.
			December 31, 2018

7. Federal Tax Information (continued)

							Total
Undistributed			Undistributed		Net Unrealized	Other	Accumulated
	Ordinary		Long-Term	Accumulated	Appreciation	Temporary	Earnings
	Income		Capital Gains	Losses	(Depreciation)	Differences*	(Deficit)
Principal LifeTime Strategic Income Account	610		984	—	(315)	—	1,279
Real Estate Securities Account	3,463	^	9,689	—	15,761	—	28,913
SAM Balanced Portfolio	17,360		24,097	—	41,777	—	83,234
SAM Conservative Balanced Portfolio	5,314		3,637	—	3,247	—	12,198
SAM Conservative Growth Portfolio	5,905		15,505	—	9,048	—	30,458
SAM Flexible Income Portfolio	6,505		5,218	—	732	—	12,455
SAM Strategic Growth Portfolio	4,270		15,096	—	(6,605)	—	12,761
Short-Term Income Account	3,393		—	(989)	(1,224)	(7)	1,173
SmallCap Account	6,339		23,412	—	(6,178)	—	23,573
*Represents book-to-tax accounting differences.
^Undistributed Ordinary Income reported includes $327of undistributed Section 1250 Capital Gains.

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Accounts. At December 31, 2018, the Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

	Short-Term	Long-Term	Total
Bond Market Index Account	$7,790	$22,695	$30,485
Core Plus Bond Account	2,741	4,064	6,805
Government & High Quality Bond
Account	502	8,360	8,862
Income Account	19	—	19
Short-Term Income Account	305	684	989

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010 on December 22, 2010, will be carried forward with no expiration and with the character of the loss retained.

As of December 31, 2018, the following Accounts had expired and utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized
Income Account	$1,584	$2,491
International Emerging Markets Account	–	549
LargeCap S&P 500 Managed Volatility Index
Account	–	6,131

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the account’s taxable year subsequent to October 31. For the taxable year ended December 31, 2018, the Accounts do not plan to defer any late-year losses.

Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2018, the Accounts recorded reclassifications as follows (amounts in thousands):

	Total Distributable	Capital Shares and
	Earnings (Loss)	Additional Paid-in-Capital
Equity Income Account	$(6,455)	$6,455
Income Account	1,584	(1,584)
LargeCap Growth Account I	(5,038)	5,038
LargeCap S&P 500 Index Account	(21,981)	21,981
MidCap Account	(10,946)	10,946
Principal Capital Appreciation Account	(2,184)	2,184
Real Estate Securities Account	59	(59)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

7. Federal Tax Information (continued)

Federal Income Tax Basis. At December 31, 2018, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):

				Cost for Federal
	Unrealized	Unrealized	Net Unrealized	Income Tax
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	Purposes
Bond Market Index Account	$10,035	$(50,898)	$(40,863)	$2,379,163
Core Plus Bond Account	1,435	(11,929)	(10,494)	316,096
Diversified Balanced Account	167,890	(10,878)	157,012	848,460
Diversified Balanced Managed Volatility Account	8,082	(3,810)	4,272	157,940
Diversified Balanced Volatility Control Account	94	(3,648)	(3,554)	57,356
Diversified Growth Account	587,468	(64,665)	522,803	2,966,433
Diversified Growth Managed Volatility Account	19,942	(8,462)	11,480	313,837
Diversified Growth Volatility Control Account	574	(24,594)	(24,020)	333,464
Diversified Income Account	16,839	(4,193)	12,646	228,751
Diversified International Account	25,797	(23,256)	2,541	231,878
Equity Income Account	221,626	(38,853)	182,773	475,691
Government & High Quality Bond Account	1,843	(8,975)	(7,132)	230,220
Income Account	6,404	(5,143)	1,261	179,661
International Emerging Markets Account	7,427	(6,435)	992	83,759
LargeCap Growth Account	15,060	(8,179)	6,881	93,129
LargeCap Growth Account I	90,260	(14,829)	75,431	223,280
LargeCap S&P 500 Index Account	834,992	(147,125)	687,867	1,700,581
LargeCap S&P 500 Managed Volatility Index Account	45,747	(15,607)	30,140	175,958
MidCap Account	128,343	(28,289)	100,054	392,601
Multi-Asset Income Account	1	(29)	(28)	414
Principal Capital Appreciation Account	47,160	(7,062)	40,098	96,249
Principal LifeTime 2010 Account	1,391	(1,816)	(425)	32,318
Principal LifeTime 2020 Account	9,987	(12,980)	(2,993)	176,483
Principal LifeTime 2030 Account	5,969	(11,578)	(5,609)	148,029
Principal LifeTime 2040 Account	2,398	(5,598)	(3,200)	66,602
Principal LifeTime 2050 Account	1,315	(2,736)	(1,421)	32,705
Principal LifeTime 2060 Account	85	(535)	(450)	5,103
Principal LifeTime Strategic Income Account	845	(1,159)	(314)	20,980
Real Estate Securities Account	21,771	(6,010)	15,761	120,669
SAM Balanced Portfolio	64,170	(22,392)	41,778	622,815
SAM Conservative Balanced Portfolio	10,327	(7,081)	3,246	171,401
SAM Conservative Growth Portfolio	24,916	(15,868)	9,048	298,616
SAM Flexible Income Portfolio	8,505	(7,774)	731	181,827
SAM Strategic Growth Portfolio	12,095	(18,699)	(6,604)	261,419
Short-Term Income Account	556	(1,779)	(1,223)	157,003
SmallCap Account	22,931	(29,110)	(6,179)	172,896

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Bond Market Index Account
December 31, 2018

INVESTMENT COMPANIES - 5.47%	Shares Held Value (000's)			Principal
Money Market Funds - 5.47%			BONDS (continued)	Amount (000’s) Value (000’s)
First American Government Obligations Fund	610,069	$610	Aerospace & Defense (continued)
2.44%(a)			United Technologies Corp (continued)
Principal Government Money Market Fund	120,511,522	120,512	4.13%, 11/16/2028	$435	$431
2.11%(a),(b)			4.15%, 05/15/2045	40	36
		$121,122	4.50%, 04/15/2020	124	126
TOTAL INVESTMENT COMPANIES		$121,122	4.50%, 06/01/2042	600	567
	Principal		4.63%, 11/16/2048	210	203
BONDS - 32.93%	Amount (000's) Value (000's)		5.70%, 04/15/2040	51	56
Advertising - 0.03%			6.13%, 07/15/2038	18	21
Interpublic Group of Cos Inc/The			6.70%, 08/01/2028	175	209
3.50%, 10/01/2020	$30	$30			$12,209
3.75%, 10/01/2021	300	302	Agriculture - 0.27%
5.40%, 10/01/2048	300	284	Altria Group Inc
Omnicom Group Inc / Omnicom Capital Inc			2.85%, 08/09/2022	40	38
4.45%, 08/15/2020	128	130	3.88%, 09/16/2046	60	46
		$746	4.00%, 01/31/2024	350	344
Aerospace & Defense - 0.55%			4.25%, 08/09/2042	25	20
Boeing Co/The			4.50%, 05/02/2043	500	416
1.88%, 06/15/2023	500	474	4.75%, 05/05/2021	163	167
2.25%, 06/15/2026	500	461	5.38%, 01/31/2044	205	191
5.88%, 02/15/2040	154	192	Archer-Daniels-Midland Co
Embraer Netherlands Finance BV			2.50%, 08/11/2026	850	788
5.05%, 06/15/2025	300	303	4.48%, 03/01/2021	29	30
General Dynamics Corp			BAT Capital Corp
2.13%, 08/15/2026	350	317	2.76%, 08/15/2022	580	548
2.25%, 11/15/2022	15	15	3.56%, 08/15/2027	550	488
2.88%, 05/11/2020	300	300	4.54%, 08/15/2047	325	259
3.38%, 05/15/2023	300	302	Philip Morris International Inc
3.50%, 05/15/2025	300	299	1.88%, 02/25/2021	70	68
3.75%, 05/15/2028	300	303	2.38%, 08/17/2022	30	29
Harris Corp			2.75%, 02/25/2026	310	287
3.83%, 04/27/2025	500	490	2.90%, 11/15/2021	81	80
L3 Technologies Inc			3.25%, 11/10/2024	30	29
4.95%, 02/15/2021	277	283	4.25%, 11/10/2044	30	27
Lockheed Martin Corp			4.38%, 11/15/2041	61	55
2.50%, 11/23/2020	255	252	4.50%, 03/26/2020	131	133
3.35%, 09/15/2021	102	103	4.50%, 03/20/2042	400	380
3.55%, 01/15/2026	240	238	4.88%, 11/15/2043	35	35
3.60%, 03/01/2035	350	326	Reynolds American Inc
3.80%, 03/01/2045	25	23	4.00%, 06/12/2022	30	30
4.07%, 12/15/2042	47	45	4.45%, 06/12/2025	250	241
4.09%, 09/15/2052	389	363	4.85%, 09/15/2023	350	354
4.70%, 05/15/2046	25	26	5.70%, 08/15/2035	25	24
Northrop Grumman Corp			5.85%, 08/15/2045	415	386
2.55%, 10/15/2022	380	368	6.88%, 05/01/2020	500	520
3.20%, 02/01/2027	500	469			$6,013
3.50%, 03/15/2021	277	279	Airlines - 0.06%
3.85%, 04/15/2045	500	441	American Airlines 2014-1 Class A Pass Through
4.03%, 10/15/2047	25	23	Trust
Raytheon Co			3.70%, 04/01/2028	311	301
2.50%, 12/15/2022	20	19	Continental Airlines 2012-2 Class A Pass Through
3.13%, 10/15/2020	77	77	Trust
4.88%, 10/15/2040	154	171	4.00%, 04/29/2026	150	148
Rockwell Collins Inc			Delta Air Lines 2007-1 Class A Pass Through
3.50%, 03/15/2027	325	305	Trust
4.35%, 04/15/2047	40	37	6.82%, 02/10/2024(c),(d)	57	61
4.80%, 12/15/2043	460	453	Southwest Airlines Co
Spirit AeroSystems Inc			2.65%, 11/05/2020	500	493
3.95%, 06/15/2023	250	249	United Airlines 2014-2 Class A Pass Through
4.60%, 06/15/2028	300	288	Trust
United Technologies Corp			3.75%, 03/03/2028	166	162
1.90%, 05/04/2020	350	343	US Airways 2013-1 Class A Pass Through Trust
1.95%, 11/01/2021	80	77	3.95%, 05/15/2027	144	145
2.30%, 05/04/2022	600	576			$1,310
3.10%, 06/01/2022	530	519	Apparel - 0.05%
3.13%, 05/04/2027	15	14	NIKE Inc
3.65%, 08/16/2023	450	448	2.25%, 05/01/2023	200	194
3.75%, 11/01/2046	30	25	3.38%, 11/01/2046	350	312
4.05%, 05/04/2047	300	264	3.63%, 05/01/2043	200	185

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Apparel (continued)			Banks (continued)
Ralph Lauren Corp			Australia & New Zealand Banking Group Ltd/
3.75%, 09/15/2025	$300	$297	New York NY
		$988	2.30%, 06/01/2021	$310	$303
Automobile Asset Backed Securities - 0.22%			2.63%, 05/19/2022	250	244
BMW Vehicle Owner Trust 2018-A			Banco Santander SA
2.51%, 06/25/2024	1,000	984	3.13%, 02/23/2023	600	567
Nissan Auto Receivables 2017-B Owner Trust			Bank of America Corp
1.75%, 10/15/2021	3,000	2,965	2.25%, 04/21/2020	160	158
Toyota Auto Receivables 2018-A Owner Trust			2.37%, 07/21/2021(e)	500	491
2.35%, 05/16/2022	1,000	990	3 Month USD LIBOR + 0.66%
		$4,939	2.63%, 04/19/2021	750	740
Automobile Manufacturers - 0.50%			2.82%, 07/21/2023(e)	500	484
American Honda Finance Corp			3 Month USD LIBOR + 0.93%
1.70%, 09/09/2021	30	29	3.00%, 12/20/2023(e)	1,389	1,350
2.45%, 09/24/2020	1,025	1,013	3 Month USD LIBOR + 0.79%
Daimler Finance North America LLC			3.12%, 01/20/2023(e)	500	492
8.50%, 01/18/2031	127	174	3 Month USD LIBOR + 1.16%
Ford Motor Co			3.25%, 10/21/2027	40	37
4.35%, 12/08/2026	745	664	3.30%, 01/11/2023	330	325
5.29%, 12/08/2046	380	312	3.37%, 01/23/2026(e)	500	478
7.45%, 07/16/2031	125	129	3 Month USD LIBOR + 0.81%
Ford Motor Credit Co LLC			3.42%, 12/20/2028(e)	1,041	972
3.34%, 03/18/2021	1,000	970	3 Month USD LIBOR + 1.04%
4.13%, 08/04/2025	200	180	3.50%, 05/17/2022(e)	300	300
4.25%, 09/20/2022	200	192	3 Month USD LIBOR + 0.63%
4.39%, 01/08/2026	200	180	3.50%, 04/19/2026	795	765
4.69%, 06/09/2025	200	185	3.59%, 07/21/2028(e)	500	474
5.88%, 08/02/2021	400	410	3 Month USD LIBOR + 1.37%
General Motors Co			3.71%, 04/24/2028(e)	1,000	959
4.88%, 10/02/2023	25	25	3 Month USD LIBOR + 1.51%
5.00%, 10/01/2028	400	379	3.82%, 01/20/2028(e)	400	388
5.15%, 04/01/2038	440	376	3 Month USD LIBOR + 1.58%
5.40%, 04/01/2048	360	307	3.86%, 07/23/2024(e)	300	299
6.75%, 04/01/2046	25	24	3 Month USD LIBOR + 0.94%
General Motors Financial Co Inc			3.88%, 08/01/2025	30	30
3.15%, 06/30/2022	30	29	3.95%, 04/21/2025	830	804
3.20%, 07/13/2020	25	25	4.13%, 01/22/2024	500	507
3.20%, 07/06/2021	330	322	4.18%, 11/25/2027	60	58
3.25%, 01/05/2023	400	377	4.20%, 08/26/2024	25	25
3.45%, 01/14/2022	30	29	4.27%, 07/23/2029(e)	360	358
3.45%, 04/10/2022	325	314	3 Month USD LIBOR + 1.31%
3.50%, 11/07/2024	300	274	4.44%, 01/20/2048(e)	30	29
3.70%, 05/09/2023	325	309	3 Month USD LIBOR + 1.99%
3.95%, 04/13/2024	5	5	5.00%, 01/21/2044	25	26
4.30%, 07/13/2025	325	308	5.63%, 07/01/2020	380	393
4.35%, 01/17/2027	30	28	5.70%, 01/24/2022	580	615
4.38%, 09/25/2021	330	331	5.88%, 02/07/2042	228	265
5.25%, 03/01/2026	1,020	998	7.75%, 05/14/2038	850	1,099
PACCAR Financial Corp			Bank of America NA
3.10%, 05/10/2021	300	299	6.00%, 10/15/2036	250	288
3.15%, 08/09/2021	200	200	Bank of Montreal
Toyota Motor Corp			1.90%, 08/27/2021	15	14
3.67%, 07/20/2028	200	202	2.55%, 11/06/2022	15	15
Toyota Motor Credit Corp			3.10%, 04/13/2021	1,000	1,000
2.15%, 03/12/2020	500	494	Bank of Nova Scotia/The
2.25%, 10/18/2023	350	331	2.35%, 10/21/2020	500	494
2.60%, 01/11/2022	30	30	2.45%, 09/19/2022	30	29
2.63%, 01/10/2023	100	97	2.70%, 03/07/2022	15	15
3.30%, 01/12/2022	77	77	3.13%, 04/20/2021	1,000	998
3.45%, 09/20/2023	400	401	4.50%, 12/16/2025	500	498
		$11,029	Barclays Bank PLC
Automobile Parts & Equipment - 0.02%			2.65%, 01/11/2021	350	343
BorgWarner Inc			5.14%, 10/14/2020	1,000	1,011
3.38%, 03/15/2025	500	489	Barclays PLC
			3.20%, 08/10/2021	200	194
Banks - 6.15%			3.25%, 01/12/2021	200	196
Australia & New Zealand Banking Group Ltd			3.68%, 01/10/2023	200	192
2.13%, 08/19/2020	250	246	4.34%, 01/10/2028	1,030	953

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Banks (continued)
Barclays PLC (continued)			Cooperatieve Rabobank UA/NY
4.38%, 01/12/2026	$200	$190	2.25%, 01/14/2020	$300	$297
4.97%, 05/16/2029(e)	210	202	2.50%, 01/19/2021	500	491
3 Month USD LIBOR + 1.90%			Credit Suisse AG/New York NY
BB&T Corp			3.00%, 10/29/2021	250	247
2.15%, 02/01/2021	400	392	3.63%, 09/09/2024	400	392
BNP Paribas SA			5.40%, 01/14/2020	200	203
4.25%, 10/15/2024	750	741	Credit Suisse Group Funding Guernsey Ltd
5.00%, 01/15/2021	77	80	3.13%, 12/10/2020	300	297
BPCE SA			3.75%, 03/26/2025	750	715
4.00%, 04/15/2024	250	251	4.88%, 05/15/2045	500	493
Branch Banking & Trust Co			Deutsche Bank AG/New York NY
2.85%, 04/01/2021	1,000	992	3.38%, 05/12/2021	500	483
3.63%, 09/16/2025	250	245	4.10%, 01/13/2026	500	458
3.80%, 10/30/2026	250	248	4.25%, 10/14/2021	400	391
Canadian Imperial Bank of Commerce			Discover Bank
3.50%, 09/13/2023	500	500	3.20%, 08/09/2021	250	247
Citibank NA			4.20%, 08/08/2023	250	250
2.13%, 10/20/2020	400	392	4.25%, 03/13/2026	500	488
Citigroup Inc			Fifth Third Bancorp
2.35%, 08/02/2021	25	24	2.88%, 07/27/2020	60	60
2.40%, 02/18/2020	200	198	4.30%, 01/16/2024	30	30
2.45%, 01/10/2020	500	496	Fifth Third Bank/Cincinnati OH
2.65%, 10/26/2020	1,020	1,006	2.25%, 06/14/2021	700	683
2.70%, 03/30/2021	30	30	2.88%, 10/01/2021	200	198
2.70%, 10/27/2022	400	386	3.85%, 03/15/2026	700	689
2.75%, 04/25/2022	15	15	Goldman Sachs Group Inc/The
2.88%, 07/24/2023(e)	200	194	2.35%, 11/15/2021	780	752
3 Month USD LIBOR + 0.95%			2.75%, 09/15/2020	500	495
2.90%, 12/08/2021	1,000	984	2.88%, 02/25/2021	90	88
3.20%, 10/21/2026	770	711	3.00%, 04/26/2022	25	24
3.50%, 05/15/2023	600	589	3.50%, 01/23/2025	1,500	1,422
3.67%, 07/24/2028(e)	1,200	1,134	3.50%, 11/16/2026	1,000	924
3 Month USD LIBOR + 1.39%			3.69%, 06/05/2028(e)	1,000	929
3.70%, 01/12/2026	500	481	3 Month USD LIBOR + 1.51%
3.75%, 06/16/2024	500	497	3.75%, 05/22/2025	30	29
3.88%, 10/25/2023	30	30	3.85%, 07/08/2024	20	20
3.89%, 01/10/2028(e)	400	386	3.85%, 01/26/2027	60	56
3 Month USD LIBOR + 1.56%			4.02%, 10/31/2038(e)	750	660
4.05%, 07/30/2022	200	201	3 Month USD LIBOR + 1.37%
4.07%, 04/23/2029(e)	240	234	4.22%, 05/01/2029(e)	415	399
3 Month USD LIBOR + 1.19%			3 Month USD LIBOR + 1.30%
4.28%, 04/24/2048(e)	30	28	4.25%, 10/21/2025	1,280	1,226
3 Month USD LIBOR + 1.84%			4.41%, 04/23/2039(e)	180	165
4.30%, 11/20/2026	525	505	3 Month USD LIBOR + 1.43%
4.40%, 06/10/2025	30	29	4.80%, 07/08/2044	25	24
4.45%, 09/29/2027	20	19	5.15%, 05/22/2045	310	290
4.50%, 01/14/2022	454	464	5.25%, 07/27/2021	502	521
4.60%, 03/09/2026	60	59	5.38%, 03/15/2020	1,000	1,022
4.65%, 07/30/2045	222	216	5.75%, 01/24/2022	228	239
5.30%, 05/06/2044	25	25	6.75%, 10/01/2037	30	34
5.50%, 09/13/2025	325	341	HSBC Holdings PLC
5.88%, 01/30/2042	328	371	2.65%, 01/05/2022	200	194
6.63%, 06/15/2032	112	130	2.95%, 05/25/2021	700	691
6.68%, 09/13/2043	30	35	3.60%, 05/25/2023	500	497
8.13%, 07/15/2039	132	183	3.90%, 05/25/2026	395	378
Citizens Bank NA/Providence RI			3.95%, 05/18/2024(e)	400	398
2.55%, 05/13/2021	250	245	3 Month USD LIBOR + 0.99%
Commonwealth Bank of Australia/New York NY			4.00%, 03/30/2022	148	150
2.30%, 03/12/2020	750	742	4.04%, 03/13/2028(e)	500	478
Cooperatieve Rabobank UA			3 Month USD LIBOR + 1.55%
3.88%, 02/08/2022	328	332	4.25%, 03/14/2024	500	496
3.95%, 11/09/2022	300	299	4.29%, 09/12/2026(e)	500	492
4.50%, 01/11/2021	51	52	3 Month USD LIBOR + 1.35%
5.25%, 05/24/2041	500	551	4.30%, 03/08/2026	445	439
5.25%, 08/04/2045	250	258	4.58%, 06/19/2029(e)	365	362
5.75%, 12/01/2043	250	272	3 Month USD LIBOR + 1.53%
			5.10%, 04/05/2021	728	753

See accompanying notes.			108

Schedule of Investments
Bond Market Index Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Banks (continued)
HSBC Holdings PLC (continued)			Kreditanstalt fuer Wiederaufbau (continued)
6.10%, 01/14/2042	$174	$202	1.63%, 05/29/2020	$1,500	$1,479
6.50%, 05/02/2036	420	478	1.63%, 03/15/2021	1,170	1,146
HSBC USA Inc			1.88%, 11/30/2020	500	493
2.75%, 08/07/2020	500	495	2.00%, 05/02/2025	880	840
Huntington Bancshares Inc/OH			2.13%, 03/07/2022	500	492
2.30%, 01/14/2022	500	483	2.13%, 06/15/2022	960	944
Huntington National Bank/The			2.13%, 01/17/2023	500	489
3.25%, 05/14/2021	400	399	2.38%, 12/29/2022	600	594
3.55%, 10/06/2023	400	399	2.63%, 01/25/2022	1,257	1,257
Industrial & Commercial Bank of China Ltd/New			2.75%, 09/08/2020	300	300
York NY			4.00%, 01/27/2020	1,347	1,367
2.45%, 10/20/2021	500	486	Landwirtschaftliche Rentenbank
JPMorgan Chase & Co			1.75%, 07/27/2026	500	465
2.25%, 01/23/2020	670	663	2.00%, 01/13/2025	300	287
2.30%, 08/15/2021	880	859	Lloyds Bank PLC
2.55%, 10/29/2020	1,000	989	3.30%, 05/07/2021	500	498
2.75%, 06/23/2020	1,000	994	6.38%, 01/21/2021	51	54
2.78%, 04/25/2023(e)	250	242	Lloyds Banking Group PLC
3 Month USD LIBOR + 0.94%			3.57%, 11/07/2028(e)	630	560
2.97%, 01/15/2023	1,040	1,014	3 Month USD LIBOR + 1.21%
3.13%, 01/23/2025	1,000	953	3.75%, 01/11/2027	515	473
3.20%, 01/25/2023	1,025	1,010	4.05%, 08/16/2023	400	395
3.20%, 06/15/2026	25	24	4.45%, 05/08/2025	400	397
3.25%, 09/23/2022	320	317	4.65%, 03/24/2026	500	470
3.30%, 04/01/2026	500	476	5.30%, 12/01/2045	200	182
3.38%, 05/01/2023	400	391	Manufacturers & Traders Trust Co
3.51%, 01/23/2029(e)	400	379	2.10%, 02/06/2020	200	198
3 Month USD LIBOR + 0.95%			Mitsubishi UFJ Financial Group Inc
3.63%, 12/01/2027	25	23	2.53%, 09/13/2023	400	380
3.80%, 07/23/2024(e)	270	270	2.67%, 07/25/2022	30	29
3 Month USD LIBOR + 0.89%			2.76%, 09/13/2026	400	370
3.88%, 02/01/2024	20	20	3.00%, 02/22/2022	500	493
3.88%, 09/10/2024	500	492	3.29%, 07/25/2027	10	10
3.96%, 11/15/2048(e)	400	354	3.54%, 07/26/2021	300	301
3 Month USD LIBOR + 1.38%			3.76%, 07/26/2023	300	301
4.01%, 04/23/2029(e)	270	265	3.85%, 03/01/2026	350	348
3 Month USD LIBOR + 1.12%			4.05%, 09/11/2028	500	506
4.03%, 07/24/2048(e)	30	27	4.29%, 07/26/2038	300	300
3 Month USD LIBOR + 1.46%			Mizuho Financial Group Inc
4.20%, 07/23/2029(e)	300	299	2.27%, 09/13/2021	400	387
3 Month USD LIBOR + 1.26%			2.84%, 09/13/2026	400	371
4.25%, 10/15/2020	70	71	2.95%, 02/28/2022	500	490
4.25%, 10/01/2027	10	10	3.17%, 09/11/2027	200	188
4.26%, 02/22/2048(e)	500	465	3.92%, 09/11/2024(e)	500	505
3 Month USD LIBOR + 1.58%			3 Month USD LIBOR + 1.00%
4.40%, 07/22/2020	212	216	Morgan Stanley
4.50%, 01/24/2022	257	265	2.50%, 04/21/2021	1,000	979
4.63%, 05/10/2021	287	295	2.63%, 11/17/2021	1,030	1,005
4.85%, 02/01/2044	20	20	2.75%, 05/19/2022	300	292
4.95%, 03/25/2020	57	58	2.80%, 06/16/2020	1,050	1,043
4.95%, 06/01/2045	55	56	3.13%, 01/23/2023	300	293
5.40%, 01/06/2042	102	112	3.13%, 07/27/2026	1,330	1,230
5.60%, 07/15/2041	154	174	3.59%, 07/22/2028(e)	30	28
5.63%, 08/16/2043	375	412	3 Month USD LIBOR + 1.34%
6.40%, 05/15/2038	200	243	3.63%, 01/20/2027	30	29
KeyBank NA/Cleveland OH			3.70%, 10/23/2024	25	25
2.25%, 03/16/2020	250	247	3.75%, 02/25/2023	1,230	1,228
KeyCorp			3.77%, 01/24/2029(e)	360	344
2.90%, 09/15/2020	30	30	3 Month USD LIBOR + 1.14%
5.10%, 03/24/2021	102	106	3.88%, 04/29/2024	30	30
Korea Development Bank/The			3.95%, 04/23/2027	50	47
2.50%, 03/11/2020	500	497	3.97%, 07/22/2038(e)	15	14
Kreditanstalt fuer Wiederaufbau			3 Month USD LIBOR + 1.46%
0.00%, 04/18/2036(f)	380	217	4.00%, 07/23/2025	30	30
0.00%, 06/29/2037(f)	200	112	4.10%, 05/22/2023	380	381
1.50%, 04/20/2020	1,500	1,479	4.30%, 01/27/2045	50	47
1.50%, 06/15/2021	290	282	4.35%, 09/08/2026	30	29

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Banks (continued)
Morgan Stanley (continued)			Svenska Handelsbanken AB
4.38%, 01/22/2047	$30	$28	3.35%, 05/24/2021	$400	$400
4.88%, 11/01/2022	30	31	Synchrony Bank
5.00%, 11/24/2025	525	535	3.65%, 05/24/2021	300	294
5.75%, 01/25/2021	1,050	1,095	Toronto-Dominion Bank/The
6.38%, 07/24/2042	620	759	1.80%, 07/13/2021	520	503
National Australia Bank Ltd/New York			2.50%, 12/14/2020	1,015	1,005
1.88%, 07/12/2021	500	481	3.15%, 09/17/2020	500	501
2.13%, 05/22/2020	300	296	US Bancorp
2.50%, 05/22/2022	570	553	2.35%, 01/29/2021	20	20
Northern Trust Corp			2.63%, 01/24/2022	55	54
3.95%, 10/30/2025	500	509	2.95%, 07/15/2022	230	227
Oesterreichische Kontrollbank AG			3.00%, 03/15/2022	158	157
1.38%, 02/10/2020	250	247	3.10%, 04/27/2026	780	739
1.50%, 10/21/2020	160	157	3.15%, 04/27/2027	25	24
1.75%, 01/24/2020	500	496	3.60%, 09/11/2024	15	15
1.88%, 01/20/2021	1,000	985	4.13%, 05/24/2021	112	115
PNC Bank NA			Wells Fargo & Co
2.45%, 07/28/2022	500	484	2.10%, 07/26/2021	15	15
2.63%, 02/17/2022	500	489	2.50%, 03/04/2021	1,020	1,003
3.80%, 07/25/2023	400	401	2.55%, 12/07/2020	20	20
PNC Financial Services Group Inc/The			2.60%, 07/22/2020	10	10
3.15%, 05/19/2027	10	10	3.00%, 02/19/2025	890	839
4.38%, 08/11/2020	51	52	3.00%, 04/22/2026	500	466
5.13%, 02/08/2020	25	26	3.00%, 10/23/2026	530	491
Royal Bank of Canada			3.07%, 01/24/2023	35	34
2.15%, 03/06/2020	750	743	3.45%, 02/13/2023	215	210
2.35%, 10/30/2020	500	494	3.50%, 03/08/2022	180	179
Royal Bank of Scotland Group PLC			3.58%, 05/22/2028(e)	500	480
3.88%, 09/12/2023	200	192	3 Month USD LIBOR + 1.31%
4.80%, 04/05/2026	500	488	3.90%, 05/01/2045	500	459
4.89%, 05/18/2029(e)	400	382	4.40%, 06/14/2046	385	353
3 Month USD LIBOR + 1.75%			4.60%, 04/01/2021	102	104
6.13%, 12/15/2022	500	507	4.65%, 11/04/2044	30	28
Santander Holdings USA Inc			4.90%, 11/17/2045	520	507
4.40%, 07/13/2027	20	19	5.38%, 02/07/2035	500	549
4.50%, 07/17/2025	780	772	5.38%, 11/02/2043	20	21
Santander UK Group Holdings PLC			5.61%, 01/15/2044	45	49
2.88%, 10/16/2020	1,000	983	Wells Fargo Bank NA
3.57%, 01/10/2023	520	498	5.95%, 08/26/2036	750	863
Santander UK PLC			6.60%, 01/15/2038	250	309
2.38%, 03/16/2020	750	742	Wells Fargo Capital X
Skandinaviska Enskilda Banken AB			5.95%, 12/01/2086	200	207
1.88%, 09/13/2021	500	481	Westpac Banking Corp
2.63%, 03/15/2021	500	494	2.00%, 08/19/2021	500	484
State Street Corp			2.60%, 11/23/2020	500	494
1.95%, 05/19/2021	35	34	2.65%, 01/25/2021	1,000	990
2.55%, 08/18/2020	180	178	2.80%, 01/11/2022	500	491
2.65%, 05/19/2026	60	56	3.35%, 03/08/2027	30	29
3.10%, 05/15/2023	325	319	3.65%, 05/15/2023	400	402
3.55%, 08/18/2025	225	224			$136,171
3.70%, 11/20/2023	10	10	Beverages - 0.66%
Sumitomo Mitsui Banking Corp			Anheuser-Busch Cos LLC / Anheuser-Busch
2.51%, 01/17/2020	500	496	InBev Worldwide Inc
3.20%, 07/18/2022	100	99	3.65%, 02/01/2026(g)	2,825	2,671
3.65%, 07/23/2025	500	497	4.70%, 02/01/2036(g)	1,030	955
Sumitomo Mitsui Financial Group Inc			4.90%, 02/01/2046(g)	790	733
2.93%, 03/09/2021	500	495	Anheuser-Busch InBev Finance Inc
3.10%, 01/17/2023	500	490	2.63%, 01/17/2023	30	29
3.36%, 07/12/2027	750	720	3.30%, 02/01/2023	30	29
3.45%, 01/11/2027	140	135	3.70%, 02/01/2024	65	64
3.78%, 03/09/2026	500	495	4.63%, 02/01/2044	25	22
SunTrust Bank/Atlanta GA			Anheuser-Busch InBev Worldwide Inc
2.75%, 05/01/2023	200	193	2.50%, 07/15/2022	340	325
SunTrust Banks Inc			3.75%, 01/15/2022	750	750
2.70%, 01/27/2022	30	29	3.75%, 07/15/2042	100	78
2.90%, 03/03/2021	65	64	4.44%, 10/06/2048	676	584
			8.20%, 01/15/2039	51	66

See accompanying notes.			110

Schedule of Investments
Bond Market Index Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Beverages (continued)			Biotechnology (continued)
Coca-Cola Co/The			Gilead Sciences Inc (continued)
2.50%, 04/01/2023	$10	$10	3.25%, 09/01/2022	$60	$60
2.88%, 10/27/2025	520	501	4.00%, 09/01/2036	300	274
3.15%, 11/15/2020	528	532	4.15%, 03/01/2047	70	64
3.20%, 11/01/2023	60	60	4.40%, 12/01/2021	127	131
3.30%, 09/01/2021	30	30	4.50%, 04/01/2021	35	36
Constellation Brands Inc			4.60%, 09/01/2035	500	505
3.60%, 02/15/2028	500	460	4.75%, 03/01/2046	195	193
3.75%, 05/01/2021	500	504	4.80%, 04/01/2044	500	501
Diageo Capital PLC					$9,001
2.63%, 04/29/2023	10	10	Building Materials - 0.07%
4.83%, 07/15/2020	51	52	Johnson Controls International plc
5.88%, 09/30/2036	139	168	3.75%, 12/01/2021	477	481
Diageo Investment Corp			5.00%, 03/30/2020	64	65
2.88%, 05/11/2022	200	198	Masco Corp
Keurig Dr Pepper Inc			4.45%, 04/01/2025	300	301
3.13%, 12/15/2023	500	477	Owens Corning
3.55%, 05/25/2021(g)	500	499	4.20%, 12/15/2022	500	496
4.06%, 05/25/2023(g)	425	423	4.40%, 01/30/2048	300	227
4.42%, 12/15/2046	500	441			$1,570
Molson Coors Brewing Co			Chemicals - 0.30%
3.00%, 07/15/2026	530	472	Albemarle Corp
5.00%, 05/01/2042	50	47	5.45%, 12/01/2044	150	150
PepsiCo Inc			Dow Chemical Co/The
1.70%, 10/06/2021	30	29	3.50%, 10/01/2024	5	5
1.85%, 04/30/2020	500	493	4.13%, 11/15/2021	256	260
2.15%, 10/14/2020	500	494	4.38%, 11/15/2042	230	202
2.38%, 10/06/2026	20	18	5.25%, 11/15/2041	30	30
2.75%, 03/05/2022	593	587	7.38%, 11/01/2029	850	1,036
2.85%, 02/24/2026	500	478	9.40%, 05/15/2039	51	74
3.10%, 07/17/2022	15	15	DowDuPont Inc
3.13%, 11/01/2020	128	129	5.32%, 11/15/2038	190	196
3.45%, 10/06/2046	545	484	5.42%, 11/15/2048	245	254
4.25%, 10/22/2044	500	505	Eastman Chemical Co
4.45%, 04/14/2046	20	21	2.70%, 01/15/2020	124	123
4.50%, 01/15/2020	51	52	3.60%, 08/15/2022	49	49
		$14,495	4.80%, 09/01/2042	100	92
Biotechnology - 0.41%			LYB International Finance BV
Amgen Inc			5.25%, 07/15/2043	515	491
1.85%, 08/19/2021	65	63	LYB International Finance II BV
2.60%, 08/19/2026	1,000	909	3.50%, 03/02/2027	35	32
2.65%, 05/11/2022	40	39	LyondellBasell Industries NV
3.88%, 11/15/2021	25	25	4.63%, 02/26/2055	20	17
4.10%, 06/15/2021	501	511	5.75%, 04/15/2024	130	139
4.40%, 05/01/2045	40	37	Methanex Corp
4.56%, 06/15/2048	485	464	3.25%, 12/15/2019	300	298
4.66%, 06/15/2051	810	763	Mosaic Co/The
Baxalta Inc			4.25%, 11/15/2023	496	498
4.00%, 06/23/2025	50	49	4.88%, 11/15/2041	520	474
5.25%, 06/23/2045	130	132	Nutrien Ltd
Biogen Inc			3.63%, 03/15/2024	500	486
5.20%, 09/15/2045	540	558	4.88%, 03/30/2020	51	52
Celgene Corp			4.90%, 06/01/2043	200	191
2.88%, 08/15/2020	500	497	6.13%, 01/15/2041	250	274
3.25%, 08/15/2022	25	25	PPG Industries Inc
3.25%, 02/20/2023	400	391	3.60%, 11/15/2020	251	253
3.55%, 08/15/2022	20	20	Praxair Inc
3.88%, 08/15/2025	470	452	2.20%, 08/15/2022	300	290
3.90%, 02/20/2028	185	174	Sherwin-Williams Co/The
3.95%, 10/15/2020	400	404	2.75%, 06/01/2022	35	34
4.35%, 11/15/2047	150	126	3.45%, 06/01/2027	330	308
4.55%, 02/20/2048	185	160	4.50%, 06/01/2047	25	22
4.63%, 05/15/2044	355	312	Westlake Chemical Corp
5.00%, 08/15/2045	30	28	3.60%, 08/15/2026	350	321
Gilead Sciences Inc					$6,651
2.50%, 09/01/2023	10	10	Commercial Mortgage Backed Securities - 2.19%
2.55%, 09/01/2020	600	595	CFCRE Commercial Mortgage Trust 2016-C4
2.95%, 03/01/2027	530	493	3.28%, 05/10/2058	1,300	1,269

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)		Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust			JPMBB Commercial Mortgage Securities Trust
2013-GC15			2014-C22
4.37%, 09/10/2046(h)	$1,000	$1,044	3.80%, 09/15/2047		$1,000	$1,016
Citigroup Commercial Mortgage Trust			Morgan Stanley Bank of America Merrill Lynch
2016-GC36			Trust 2013-C11
3.62%, 02/10/2049	1,000	1,002	3.09%, 08/15/2046		73	73
COMM 2012-CCRE3 Mortgage Trust			Morgan Stanley Bank of America Merrill Lynch
2.82%, 10/15/2045	490	482	Trust 2015-C24
COMM 2013-CCRE8 Mortgage Trust			3.48%, 05/15/2048		1,000	998
3.61%, 06/10/2046(h)	500	506	Morgan Stanley Capital I Trust 2017-H1
COMM 2013-LC6 Mortgage Trust			3.26%, 06/15/2050		2,500	2,429
2.94%, 01/10/2046	500	495	SG Commercial Mortgage Securities Trust
COMM 2014-UBS3 Mortgage Trust			2016-	C5
3.82%, 06/10/2047	500	510	3.06%, 10/10/2048		1,000	962
COMM 2015-DC1 Mortgage Trust			UBS Commercial Mortgage Trust 2012-C1
3.35%, 02/10/2048	1,000	992	3.40%, 05/10/2045		486	489
COMM 2015-LC19 Mortgage Trust			UBS-Barclays Commercial Mortgage Trust
3.18%, 02/10/2048	1,000	986	2012-	C3
Commercial Mortgage Pass Through Certificates			3.09%, 08/10/2049		550	549
3.76%, 02/10/2049	1,000	1,012	UBS-Barclays Commercial Mortgage Trust
CSAIL 2015-C1 Commercial Mortgage Trust			2013-	C6
2.97%, 04/15/2050	1,000	996	3.24%, 04/10/2046		500	501
CSAIL 2016-C7 Commercial Mortgage Trust			Wells Fargo Commercial Mortgage Trust
3.31%, 11/15/2049	1,000	1,000	2012-LC5
Fannie Mae-Aces			2.92%, 10/15/2045		496	491
2.42%, 10/25/2026(h)	1,000	941	Wells Fargo Commercial Mortgage Trust
2.53%, 09/25/2024	1,000	976	2015-C28
2.64%, 04/25/2023(h)	418	416	3.29%, 05/15/2048		1,845	1,823
2.71%, 06/25/2025(h)	2,000	1,955	WFRBS Commercial Mortgage Trust 2012-C7
2.72%, 02/25/2022	955	949	2.30%, 06/15/2045		123	122
2.78%, 02/25/2027(h)	1,100	1,062	WFRBS Commercial Mortgage Trust 2013-C14
2.96%, 02/25/2027(h)	1,000	973	2.98%, 06/15/2046		916	913
2.99%, 12/25/2027(h)	1,000	978				$48,373
3.12%, 08/25/2024(h)	958	976	Commercial Services - 0.22%
3.38%, 07/25/2028(h)	2,025	2,022	Automatic Data Processing Inc
3.51%, 12/25/2023(h)	979	1,002	2.25%, 09/15/2020		20	20
Freddie Mac Multifamily Structured Pass			3.38%, 09/15/2025		500	496
Through Certificates			Board of Trustees of The Leland Stanford Junior
2.34%, 07/25/2026	378	367	University/The
2.67%, 03/25/2026	1,050	1,018	3.65%, 05/01/2048		287	280
2.87%, 12/25/2021	539	538	California Institute of Technology
3.02%, 02/25/2023	243	245	4.32%, 08/01/2045		80	85
3.06%, 07/25/2023(h)	750	753	Ecolab Inc
3.06%, 12/25/2024	500	500	4.35%, 12/08/2021		112	115
3.31%, 05/25/2023(h)	810	822	5.50%, 12/08/2041		307	354
3.32%, 02/25/2023(h)	1,000	1,015	Massachusetts Institute of Technology
3.41%, 12/25/2026	1,500	1,517	3.89%, 07/01/2116		250	228
3.53%, 10/25/2023(h)	1,050	1,075	4.68%, 07/01/2114		250	274
4.18%, 12/25/2020(h)	850	869	Moody's Corp
GS Mortgage Securities Trust 2012-GC6			5.25%, 07/15/2044		500	539
3.48%, 01/10/2045	273	276	President & Fellows of Harvard College
GS Mortgage Securities Trust 2012-GCJ9			3.15%, 07/15/2046		350	312
2.77%, 11/10/2045	499	492	RELX Capital Inc
GS Mortgage Securities Trust 2014-GC18			3.13%, 10/15/2022		125	123
3.80%, 01/10/2047	500	508	S&P Global Inc
GS Mortgage Securities Trust 2015-GC34			4.40%, 02/15/2026		160	165
3.51%, 10/10/2048	1,000	997	6.55%, 11/15/2037		51	63
GS Mortgage Securities Trust 2017-GS5			University of Southern California
3.47%, 03/10/2050	2,250	2,251	3.84%, 10/01/2047		500	509
GS Mortgage Securities Trust 2018-GS9			5.25%, 10/01/2111		30	35
3.99%, 03/10/2051(h)	1,500	1,529	Verisk Analytics Inc
JP Morgan Chase Commercial Mortgage			4.00%, 06/15/2025		500	502
Securities Trust 2011-C5			Western Union Co/The
4.17%, 08/15/2046	172	175	5.25%, 04/01/2020		25	25
JPMBB Commercial Mortgage Securities Trust			6.20%, 11/17/2036		200	193
2013-C15			William Marsh Rice University
4.13%, 11/15/2045	500	516	3.57%, 05/15/2045		500	473
						$4,791

See accompanying notes.

     Schedule of Investments Bond Market Index Account December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Computers - 0.62%			Cosmetics & Personal Care - 0.06%
Apple Inc			Procter & Gamble Co/The
1.55%, 08/04/2021	$30	$29	1.70%, 11/03/2021	$30	$29
2.00%, 05/06/2020	520	515	2.15%, 08/11/2022	30	29
2.15%, 02/09/2022	50	49	2.30%, 02/06/2022	441	434
2.25%, 02/23/2021	535	529	3.10%, 08/15/2023	30	30
2.30%, 05/11/2022	30	29	Unilever Capital Corp
2.40%, 01/13/2023	300	291	2.20%, 05/05/2022	100	97
2.40%, 05/03/2023	330	319	3.25%, 03/07/2024	400	398
2.50%, 02/09/2022	530	522	5.90%, 11/15/2032	230	281
2.70%, 05/13/2022	60	59			$1,298
2.85%, 05/06/2021	1,285	1,287	Credit Card Asset Backed Securities - 0.42%
2.85%, 02/23/2023	30	30	Capital One Multi-Asset Execution Trust
2.90%, 09/12/2027	230	216	1.99%, 07/17/2023	1,000	984
3.00%, 02/09/2024	60	59	2.43%, 01/15/2025	2,000	1,978
3.00%, 11/13/2027	240	228	Chase Issuance Trust
3.20%, 05/13/2025	445	438	1.84%, 04/15/2022	1,500	1,478
3.20%, 05/11/2027	320	309	Citibank Credit Card Issuance Trust
3.25%, 02/23/2026	775	756	2.19%, 11/20/2023	1,000	982
3.35%, 02/09/2027	535	521	2.49%, 01/20/2023	1,350	1,339
3.45%, 05/06/2024	405	407	2.68%, 06/07/2023	1,000	995
3.45%, 02/09/2045	30	27	2.88%, 01/23/2023	500	500
3.75%, 09/12/2047	115	106	Synchrony Credit Card Master Note Trust
3.75%, 11/13/2047	150	138	2.97%, 03/15/2024	1,000	999
3.85%, 05/04/2043	300	284			$9,255
4.65%, 02/23/2046	385	407	Distribution & Wholesale - 0.01%
Dell International LLC / EMC Corp			WW Grainger Inc
4.42%, 06/15/2021(g)	980	978	4.60%, 06/15/2045	250	257
8.10%, 07/15/2036(g)	255	277	Diversified Financial Services - 0.91%
8.35%, 07/15/2046(g)	235	254	AerCap Ireland Capital DAC / AerCap Global
DXC Technology Co			Aviation Trust
4.75%, 04/15/2027	505	507	3.30%, 01/23/2023	500	475
Hewlett Packard Enterprise Co			3.50%, 01/15/2025	300	274
3.60%, 10/15/2020	470	471	3.88%, 01/23/2028	300	262
4.90%, 10/15/2025	300	302	3.95%, 02/01/2022	650	639
6.20%, 10/15/2035	80	77	4.50%, 05/15/2021	150	150
6.35%, 10/15/2045	195	182	5.00%, 10/01/2021	150	152
HP Inc			Air Lease Corp
3.75%, 12/01/2020	121	122	2.50%, 03/01/2021	500	487
6.00%, 09/15/2041	154	153	3.00%, 09/15/2023	20	19
IBM Credit LLC			3.25%, 03/01/2025	500	459
2.65%, 02/05/2021	100	99	American Express Co
International Business Machines Corp			2.20%, 10/30/2020	500	491
1.63%, 05/15/2020	700	686	2.65%, 12/02/2022	400	387
2.25%, 02/19/2021	300	294	3.00%, 10/30/2024	400	383
3.38%, 08/01/2023	335	331	3.38%, 05/17/2021	400	401
4.00%, 06/20/2042	35	31	3.63%, 12/05/2024	500	489
4.70%, 02/19/2046	185	185	3.70%, 08/03/2023	400	401
5.60%, 11/30/2039	92	102	4.05%, 12/03/2042	25	24
5.88%, 11/29/2032	200	233	American Express Credit Corp
6.22%, 08/01/2027	351	402	2.25%, 05/05/2021	555	543
Seagate HDD Cayman			3.30%, 05/03/2027	30	29
4.75%, 06/01/2023	530	496	Ameriprise Financial Inc
4.75%, 01/01/2025	30	27	4.00%, 10/15/2023	225	231
		$13,764	BlackRock Inc
Consumer Products - 0.05%			3.38%, 06/01/2022	200	201
Church & Dwight Co Inc			3.50%, 03/18/2024	500	505
3.15%, 08/01/2027	300	282	4.25%, 05/24/2021	500	515
3.95%, 08/01/2047	300	273	5.00%, 12/10/2019	25	25
Clorox Co/The			Brookfield Finance Inc
3.80%, 11/15/2021	128	131	3.90%, 01/25/2028	400	378
Kimberly-Clark Corp			Capital One Bank USA NA
2.40%, 03/01/2022	257	251	3.38%, 02/15/2023	340	328
2.40%, 06/01/2023	150	145	Capital One Financial Corp
		$1,082	2.50%, 05/12/2020	400	395
			3.05%, 03/09/2022	30	29
			3.20%, 02/05/2025	415	387
			3.50%, 06/15/2023	114	112
			3.75%, 04/24/2024	5	5

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Diversified Financial Services (continued)			Electric (continued)
Capital One Financial Corp (continued)			Ameren Illinois Co
3.75%, 03/09/2027	$1,020	$947	2.70%, 09/01/2022	$300	$295
4.20%, 10/29/2025	30	29	Appalachian Power Co
4.75%, 07/15/2021	30	31	3.30%, 06/01/2027	400	382
Charles Schwab Corp/The			7.00%, 04/01/2038	120	151
3.25%, 05/21/2021	200	201	Arizona Public Service Co
3.45%, 02/13/2026	250	248	4.50%, 04/01/2042	77	78
3.85%, 05/21/2025	200	204	Baltimore Gas & Electric Co
CME Group Inc			3.35%, 07/01/2023	500	501
3.00%, 09/15/2022	25	25	4.25%, 09/15/2048	300	298
3.00%, 03/15/2025	530	516	Berkshire Hathaway Energy Co
5.30%, 09/15/2043	200	233	3.75%, 11/15/2023	500	507
Credit Suisse USA Inc			3.80%, 07/15/2048	300	269
7.13%, 07/15/2032	300	377	4.50%, 02/01/2045	250	250
Discover Financial Services			5.15%, 11/15/2043	15	16
4.10%, 02/09/2027	500	467	6.13%, 04/01/2036	156	187
GE Capital International Funding Co Unlimited			CMS Energy Corp
Co			3.45%, 08/15/2027	350	337
2.34%, 11/15/2020	500	483	5.05%, 03/15/2022	500	522
3.37%, 11/15/2025	1,025	911	Commonwealth Edison Co
4.42%, 11/15/2035	1,000	838	4.00%, 08/01/2020	510	517
Intercontinental Exchange Inc			Consolidated Edison Co of New York Inc
2.75%, 12/01/2020	10	10	3.13%, 11/15/2027	300	288
3.75%, 12/01/2025	50	50	3.88%, 06/15/2047	500	461
4.25%, 09/21/2048	150	147	4.20%, 03/15/2042	128	125
International Lease Finance Corp			4.30%, 12/01/2056	230	214
5.88%, 08/15/2022	20	21	5.50%, 12/01/2039	400	452
8.25%, 12/15/2020	20	22	5.85%, 03/15/2036	51	60
Jefferies Group LLC			6.75%, 04/01/2038	125	159
6.50%, 01/20/2043	200	202	Delmarva Power & Light Co
6.88%, 04/15/2021	27	29	4.15%, 05/15/2045	350	342
Jefferies Group LLC / Jefferies Group Capital			Dominion Energy Inc
Finance Inc			4.70%, 12/01/2044	300	299
4.15%, 01/23/2030	400	343	4.90%, 08/01/2041	77	76
Mastercard Inc			5.95%, 06/15/2035	800	893
3.38%, 04/01/2024	25	25	DTE Electric Co
Nasdaq Inc			3.45%, 10/01/2020	405	407
4.25%, 06/01/2024	350	353	DTE Energy Co
National Rural Utilities Cooperative Finance Corp			3.50%, 06/01/2024	500	495
2.40%, 04/25/2022	300	292	Duke Energy Carolinas LLC
3.05%, 02/15/2022	102	102	2.50%, 03/15/2023	279	270
3.05%, 04/25/2027	300	287	3.70%, 12/01/2047	300	272
3.25%, 11/01/2025	500	493	3.90%, 06/15/2021	410	416
Nomura Holdings Inc			4.00%, 09/30/2042	100	96
6.70%, 03/04/2020	129	134	5.30%, 02/15/2040	512	582
ORIX Corp			Duke Energy Corp
3.70%, 07/18/2027	300	289	1.80%, 09/01/2021	45	43
Synchrony Financial			2.65%, 09/01/2026	555	505
2.70%, 02/03/2020	500	492	3.15%, 08/15/2027	15	14
3.75%, 08/15/2021	5	5	3.75%, 09/01/2046	600	519
4.25%, 08/15/2024	300	276	Duke Energy Florida LLC
4.50%, 07/23/2025	20	18	3.40%, 10/01/2046	300	258
TD Ameritrade Holding Corp			5.65%, 04/01/2040	25	29
2.95%, 04/01/2022	20	20	6.40%, 06/15/2038	66	84
Visa Inc			Duke Energy Indiana LLC
2.20%, 12/14/2020	625	618	3.75%, 07/15/2020	37	37
2.80%, 12/14/2022	20	20	6.12%, 10/15/2035	77	95
3.15%, 12/14/2025	600	590	6.45%, 04/01/2039	300	381
3.65%, 09/15/2047	85	80	Duke Energy Progress LLC
4.15%, 12/14/2035	215	222	4.15%, 12/01/2044	300	291
4.30%, 12/14/2045	375	388	Emera US Finance LP
		$20,214	3.55%, 06/15/2026	25	24
Electric - 1.71%			4.75%, 06/15/2046	25	24
AEP Transmission Co LLC			Entergy Arkansas LLC
4.00%, 12/01/2046	600	573	3.70%, 06/01/2024	500	508
Alabama Power Co			3.75%, 02/15/2021	25	25
4.30%, 01/02/2046	400	404	Entergy Corp
			5.13%, 09/15/2020	89	91

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Electric (continued)			Electric (continued)
Entergy Louisiana LLC			PPL Electric Utilities Corp
3.12%, 09/01/2027	$300	$286	3.95%, 06/01/2047	$300	$291
Evergy Inc			Progress Energy Inc
4.85%, 06/01/2021	77	79	3.15%, 04/01/2022	128	126
Eversource Energy			7.75%, 03/01/2031	136	181
2.50%, 03/15/2021	300	295	PSEG Power LLC
Exelon Corp			5.13%, 04/15/2020	300	308
3.95%, 06/15/2025	25	25	Public Service Co of Colorado
4.45%, 04/15/2046	20	19	2.25%, 09/15/2022	500	482
Exelon Generation Co LLC			3.70%, 06/15/2028	300	304
4.25%, 06/15/2022	500	507	Public Service Electric & Gas Co
6.25%, 10/01/2039	349	364	3.00%, 05/15/2027	400	385
FirstEnergy Corp			3.25%, 09/01/2023	400	402
3.90%, 07/15/2027	900	872	3.65%, 09/01/2042	200	186
Florida Power & Light Co			Puget Sound Energy Inc
3.70%, 12/01/2047	200	187	5.80%, 03/15/2040	351	418
5.65%, 02/01/2037	478	565	Sempra Energy
5.69%, 03/01/2040	48	58	2.40%, 02/01/2020	300	296
Fortis Inc/Canada			2.90%, 02/01/2023	300	292
3.06%, 10/04/2026	20	18	3.40%, 02/01/2028	300	274
Georgia Power Co			3.80%, 02/01/2038	300	256
4.30%, 03/15/2042	228	210	4.00%, 02/01/2048	400	343
4.75%, 09/01/2040	500	494	6.00%, 10/15/2039	112	125
Gulf Power Co			South Carolina Electric & Gas Co
3.30%, 05/30/2027	400	388	4.10%, 06/15/2046	300	280
Hydro-Quebec			5.45%, 02/01/2041	77	89
8.05%, 07/07/2024	102	127	Southern California Edison Co
Iberdrola International BV			2.40%, 02/01/2022	300	289
6.75%, 07/15/2036	128	152	4.00%, 04/01/2047	15	14
Kentucky Utilities Co			4.05%, 03/15/2042	668	626
5.13%, 11/01/2040	500	561	5.50%, 03/15/2040	102	109
LG&E & KU Energy LLC			5.95%, 02/01/2038	117	132
3.75%, 11/15/2020	77	77	Southern Co/The
Louisville Gas & Electric Co			2.35%, 07/01/2021	520	505
3.30%, 10/01/2025	50	49	3.25%, 07/01/2026	570	534
MidAmerican Energy Co			5.50%, 03/15/2057(e)	400	384
4.25%, 05/01/2046	500	508	3 Month USD LIBOR + 3.63%
Mississippi Power Co			Southern Power Co
4.25%, 03/15/2042	100	92	5.25%, 07/15/2043	200	198
Nevada Power Co			Southwestern Electric Power Co
6.65%, 04/01/2036	400	519	2.75%, 10/01/2026	750	690
NextEra Energy Capital Holdings Inc			3.85%, 02/01/2048	300	266
4.50%, 06/01/2021	351	357	4.10%, 09/15/2028	400	401
Northern States Power Co/MN			6.20%, 03/15/2040	51	60
3.40%, 08/15/2042	100	90	Tampa Electric Co
5.35%, 11/01/2039	82	95	4.35%, 05/15/2044	200	192
NorthWestern Corp			TransAlta Corp
4.18%, 11/15/2044	300	300	6.50%, 03/15/2040	25	23
NSTAR Electric Co			Union Electric Co
2.38%, 10/15/2022	750	723	3.50%, 04/15/2024	500	504
Oncor Electric Delivery Co LLC			Virginia Electric & Power Co
5.25%, 09/30/2040	51	58	2.75%, 03/15/2023	500	488
7.25%, 01/15/2033	300	398	3.15%, 01/15/2026	30	29
Pacific Gas & Electric Co			3.50%, 03/15/2027	30	30
3.25%, 06/15/2023	1,000	885	4.00%, 11/15/2046	500	473
3.50%, 10/01/2020	25	24	4.65%, 08/15/2043	250	260
4.45%, 04/15/2042	102	82	6.00%, 05/15/2037	77	92
5.40%, 01/15/2040	143	127	8.88%, 11/15/2038	10	15
5.80%, 03/01/2037	5	5	WEC Energy Group Inc
6.05%, 03/01/2034	982	910	3.55%, 06/15/2025	110	109
PacifiCorp			Westar Energy Inc
6.25%, 10/15/2037	92	115	4.25%, 12/01/2045	500	490
PECO Energy Co			Wisconsin Electric Power Co
2.38%, 09/15/2022	100	97	5.70%, 12/01/2036	450	531
3.90%, 03/01/2048	200	191			$37,908
PPL Capital Funding Inc			Electrical Components & Equipment - 0.01%
3.40%, 06/01/2023	300	297	Emerson Electric Co
4.70%, 06/01/2043	100	98	2.63%, 02/15/2023	100	98

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Electronics - 0.11%			Finance - Mortgage Loan/Banker (continued)
Allegion US Holding Co Inc			Federal Home Loan Banks (continued)
3.55%, 10/01/2027	$500	$465	5.63%, 06/11/2021	$350	$375
Arrow Electronics Inc			Freddie Mac
4.50%, 03/01/2023	200	203	1.38%, 04/20/2020	500	492
Corning Inc			1.38%, 05/01/2020	1,000	985
4.38%, 11/15/2057	300	252	1.40%, 08/22/2019	500	496
4.75%, 03/15/2042	102	97	1.50%, 01/17/2020	1,000	989
Fortive Corp			1.88%, 11/17/2020	750	741
3.15%, 06/15/2026	535	504	2.38%, 01/13/2022	1,757	1,750
Honeywell International Inc			2.75%, 06/19/2023	500	503
1.85%, 11/01/2021	30	29	6.25%, 07/15/2032	231	308
2.50%, 11/01/2026	50	47	6.75%, 03/15/2031	577	784
3.35%, 12/01/2023	265	268			$27,555
3.81%, 11/21/2047	77	73	Food - 0.52%
Jabil Inc			Campbell Soup Co
3.95%, 01/12/2028	300	261	3.30%, 03/19/2025	300	277
4.70%, 09/15/2022	100	99	4.15%, 03/15/2028	160	149
Tyco Electronics Group SA			4.25%, 04/15/2021	51	52
7.13%, 10/01/2037	14	18	Conagra Brands Inc
		$2,316	3.20%, 01/25/2023	567	550
Environmental Control - 0.08%			4.85%, 11/01/2028	205	202
Republic Services Inc			5.30%, 11/01/2038	120	113
2.90%, 07/01/2026	500	472	5.40%, 11/01/2048	120	111
3.95%, 05/15/2028	300	300	General Mills Inc
4.75%, 05/15/2023	51	53	2.60%, 10/12/2022	500	482
5.25%, 11/15/2021	200	212	3.15%, 12/15/2021	77	76
Waste Management Inc			3.20%, 04/16/2021	500	497
3.90%, 03/01/2035	200	194	3.70%, 10/17/2023	300	298
4.10%, 03/01/2045	210	203	4.00%, 04/17/2025	300	295
4.60%, 03/01/2021	350	361	4.55%, 04/17/2038	300	278
		$1,795	Hershey Co/The
Federal & Federally Sponsored Credit - 0.04%			2.90%, 05/15/2020	200	200
Federal Farm Credit Banks			3.10%, 05/15/2021	200	202
1.55%, 04/13/2020	250	247	3.38%, 05/15/2023	200	201
1.58%, 02/17/2021	175	171	3.38%, 08/15/2046	350	315
1.90%, 11/27/2020	500	494	Kellogg Co
		$912	2.65%, 12/01/2023	500	473
Finance - Mortgage Loan/Banker - 1.25%			3.25%, 04/01/2026	500	470
Fannie Mae			Koninklijke Ahold Delhaize NV
1.13%, 07/26/2019	2,300	2,281	5.70%, 10/01/2040	30	33
1.25%, 02/26/2019	2,400	2,396	Kraft Heinz Foods Co
1.25%, 05/06/2021	500	485	3.00%, 06/01/2026	65	58
1.38%, 02/26/2021	750	732	3.38%, 06/15/2021	400	399
1.38%, 10/07/2021	400	388	3.50%, 06/06/2022	330	327
1.50%, 02/28/2020	750	741	3.95%, 07/15/2025	625	605
1.50%, 11/30/2020	500	490	4.00%, 06/15/2023	400	399
1.63%, 01/21/2020	1,000	990	4.38%, 06/01/2046	395	325
1.70%, 01/27/2020	500	495	4.63%, 01/30/2029	400	396
1.88%, 12/28/2020	500	494	5.00%, 06/04/2042	200	179
1.88%, 04/05/2022	1,000	980	5.20%, 07/15/2045	235	215
2.00%, 01/05/2022	400	394	5.38%, 02/10/2020	95	97
2.00%, 10/05/2022	500	491	6.50%, 02/09/2040	75	80
2.13%, 04/24/2026	500	476	6.88%, 01/26/2039	161	180
2.38%, 01/19/2023	500	496	Kroger Co/The
2.63%, 09/06/2024	750	747	3.30%, 01/15/2021	321	320
5.63%, 07/15/2037	200	264	3.40%, 04/15/2022	154	152
6.63%, 11/15/2030	602	807	3.70%, 08/01/2027	300	283
7.13%, 01/15/2030	199	274	4.45%, 02/01/2047	55	48
7.25%, 05/15/2030	280	389	5.15%, 08/01/2043	300	287
Federal Home Loan Banks			5.40%, 07/15/2040	25	25
1.13%, 07/14/2021	1,500	1,449	6.15%, 01/15/2020	12	12
1.38%, 09/28/2020	2,000	1,960	Mondelez International Inc
1.38%, 02/18/2021	250	244	3.63%, 05/07/2023	300	300
1.88%, 03/13/2020	500	496	4.13%, 05/07/2028	300	299
1.88%, 11/29/2021	250	245	Sysco Corp
2.13%, 06/09/2023	200	196	4.85%, 10/01/2045	250	255
2.63%, 05/28/2020	500	501	5.38%, 09/21/2035	500	546
5.50%, 07/15/2036	180	231

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Food (continued)			Healthcare - Products (continued)
Tyson Foods Inc			Stryker Corp (continued)
3.55%, 06/02/2027	$20	$19	4.38%, 01/15/2020	$25	$25
4.55%, 06/02/2047	520	456	4.63%, 03/15/2046	20	20
		$11,536	Thermo Fisher Scientific Inc
Forest Products & Paper - 0.11%			2.95%, 09/19/2026	530	489
Celulosa Arauco y Constitucion SA			3.00%, 04/15/2023	20	19
4.50%, 08/01/2024	500	494	4.15%, 02/01/2024	20	20
Georgia-Pacific LLC			4.70%, 05/01/2020	51	52
7.75%, 11/15/2029	51	68	Zimmer Biomet Holdings Inc
8.00%, 01/15/2024	228	274	3.15%, 04/01/2022	500	489
International Paper Co					$9,166
3.00%, 02/15/2027	35	32	Healthcare - Services - 0.62%
3.65%, 06/15/2024	443	445	Aetna Inc
4.40%, 08/15/2047	350	294	2.80%, 06/15/2023	35	33
4.75%, 02/15/2022	373	389	4.13%, 06/01/2021	102	103
4.80%, 06/15/2044	300	269	4.13%, 11/15/2042	100	87
7.30%, 11/15/2039	25	29	6.63%, 06/15/2036	105	123
7.50%, 08/15/2021	92	102	6.75%, 12/15/2037	112	135
		$2,396	Anthem Inc
Gas - 0.08%			2.50%, 11/21/2020	700	690
Atmos Energy Corp			2.95%, 12/01/2022	300	293
4.13%, 10/15/2044	400	386	3.30%, 01/15/2023	325	320
Dominion Energy Gas Holdings LLC			3.50%, 08/15/2024	15	15
4.80%, 11/01/2043	300	302	3.65%, 12/01/2027	300	287
NiSource Inc			4.38%, 12/01/2047	300	279
3.49%, 05/15/2027	20	19	4.63%, 05/15/2042	30	29
5.95%, 06/15/2041	525	582	4.65%, 01/15/2043	115	112
Southern California Gas Co			Ascension Health
3.15%, 09/15/2024	500	496	3.95%, 11/15/2046	500	482
		$1,785	Baylor Scott & White Holdings
Hand & Machine Tools - 0.01%			3.97%, 11/15/2046	232	225
Stanley Black & Decker Inc			Catholic Health Initiatives
2.90%, 11/01/2022	200	196	4.35%, 11/01/2042	200	181
Healthcare - Products - 0.41%			Children's Hospital Corp/The
Abbott Laboratories			4.12%, 01/01/2047	500	502
2.55%, 03/15/2022	35	34	Children's Hospital Medical Center/Cincinnati
2.90%, 11/30/2021	520	516	OH
3.75%, 11/30/2026	266	263	4.27%, 05/15/2044	465	472
4.75%, 11/30/2036	40	42	Cigna Holding Co
5.30%, 05/27/2040	200	221	3.05%, 10/15/2027	500	457
Becton Dickinson and Co			3.25%, 04/15/2025	775	737
2.68%, 12/15/2019	355	352	3.88%, 10/15/2047	115	96
2.89%, 06/06/2022	50	48	Coventry Health Care Inc
3.25%, 11/12/2020	500	497	5.45%, 06/15/2021	500	518
3.36%, 06/06/2024	20	19	Dignity Health
3.73%, 12/15/2024	394	381	3.13%, 11/01/2022	500	495
4.67%, 06/06/2047	35	33	Humana Inc
4.69%, 12/15/2044	250	234	4.80%, 03/15/2047	500	500
5.00%, 11/12/2040	51	50	4.95%, 10/01/2044	325	334
Boston Scientific Corp			Kaiser Foundation Hospitals
3.85%, 05/15/2025	530	521	4.15%, 05/01/2047	670	662
4.13%, 10/01/2023	350	355	Laboratory Corp of America Holdings
6.00%, 01/15/2020	51	52	4.63%, 11/15/2020	500	510
7.38%, 01/15/2040	51	67	4.70%, 02/01/2045	15	14
Koninklijke Philips NV			Memorial Sloan-Kettering Cancer Center
5.00%, 03/15/2042	128	138	4.13%, 07/01/2052	400	399
Medtronic Global Holdings SCA			4.20%, 07/01/2055	250	251
3.35%, 04/01/2027	45	44	Mount Sinai Hospitals Group Inc
Medtronic Inc			3.98%, 07/01/2048	400	374
2.50%, 03/15/2020	400	398	Partners Healthcare System Inc
3.15%, 03/15/2022	560	558	4.12%, 07/01/2055	300	292
3.50%, 03/15/2025	1,880	1,873	Quest Diagnostics Inc
4.38%, 03/15/2035	20	20	3.50%, 03/30/2025	500	488
4.63%, 03/15/2045	625	655	4.70%, 04/01/2021	102	105
Stryker Corp			4.75%, 01/30/2020	3	3
2.63%, 03/15/2021	15	15
3.50%, 03/15/2026	500	481
4.10%, 04/01/2043	200	185

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Healthcare - Services (continued)			Insurance (continued)
UnitedHealth Group Inc			Chubb INA Holdings Inc
2.38%, 10/15/2022	$500	$485	2.30%, 11/03/2020	$15	$15
2.88%, 03/15/2022	180	179	2.88%, 11/03/2022	500	496
3.35%, 07/15/2022	30	30	3.35%, 05/03/2026	30	29
3.45%, 01/15/2027	540	534	4.35%, 11/03/2045	25	26
4.20%, 01/15/2047	30	30	6.70%, 05/15/2036	250	321
4.25%, 06/15/2048	165	165	CNA Financial Corp
4.38%, 03/15/2042	750	751	5.75%, 08/15/2021	77	81
4.45%, 12/15/2048	120	123	Hartford Financial Services Group Inc/The
4.63%, 07/15/2035	30	32	4.30%, 04/15/2043	250	232
4.70%, 02/15/2021	90	93	Lincoln National Corp
6.50%, 06/15/2037	77	98	3.80%, 03/01/2028	60	58
6.88%, 02/15/2038	491	641	4.00%, 09/01/2023	1,000	1,019
		$13,764	4.35%, 03/01/2048	55	51
Home Furnishings - 0.00%			6.15%, 04/07/2036	6	7
Whirlpool Corp			7.00%, 06/15/2040	47	59
4.85%, 06/15/2021	77	79	Loews Corp
Housewares - 0.05%			2.63%, 05/15/2023	200	194
Newell Brands Inc			4.13%, 05/15/2043	200	183
3.85%, 04/01/2023	400	394	Manulife Financial Corp
4.20%, 04/01/2026	500	489	5.38%, 03/04/2046	250	269
5.38%, 04/01/2036	270	257	Marsh & McLennan Cos Inc
		$1,140	2.35%, 03/06/2020	300	297
Insurance - 0.75%			3.75%, 03/14/2026	750	741
Aflac Inc			MetLife Inc
3.63%, 11/15/2024	230	230	3.00%, 03/01/2025	300	287
Allied World Assurance Co Holdings Ltd			3.60%, 04/10/2024	250	252
4.35%, 10/29/2025	500	493	4.37%, 09/15/2023	235	242
Allstate Corp/The			4.60%, 05/13/2046	225	225
3.28%, 12/15/2026	500	490	4.88%, 11/13/2043	20	21
5.55%, 05/09/2035	200	227	5.70%, 06/15/2035	164	185
American International Group Inc			6.40%, 12/15/2066	288	292
3.75%, 07/10/2025	20	19	3 Month USD LIBOR + 2.21%
3.88%, 01/15/2035	750	644	PartnerRe Finance B LLC
4.20%, 04/01/2028	190	183	5.50%, 06/01/2020	115	118
4.38%, 01/15/2055	30	25	Progressive Corp/The
4.70%, 07/10/2035	750	711	3.75%, 08/23/2021	277	281
4.80%, 07/10/2045	50	47	4.35%, 04/25/2044	200	204
4.88%, 06/01/2022	280	290	Prudential Financial Inc
Aon Corp			3.50%, 05/15/2024	700	704
5.00%, 09/30/2020	128	132	3.91%, 12/07/2047	177	158
Aon PLC			4.50%, 11/16/2021	128	132
3.88%, 12/15/2025	20	20	5.20%, 03/15/2044(e)	350	328
Arch Capital Finance LLC			3 Month USD LIBOR + 3.04%
5.03%, 12/15/2046	250	261	5.70%, 12/14/2036	25	28
Arch Capital Group US Inc			5.70%, 09/15/2048(e)	500	465
5.14%, 11/01/2043	375	393	3 Month USD LIBOR + 2.67%
Athene Holding Ltd			Reinsurance Group of America Inc
4.13%, 01/12/2028	500	454	4.70%, 09/15/2023	200	209
AXA Equitable Holdings Inc			Travelers Cos Inc/The
4.35%, 04/20/2028(g)	205	194	4.00%, 05/30/2047	400	384
AXA SA			6.25%, 06/15/2037	12	15
8.60%, 12/15/2030	38	47	6.75%, 06/20/2036	51	66
Berkshire Hathaway Finance Corp			Trinity Acquisition PLC
3.00%, 05/15/2022	30	30	4.40%, 03/15/2026	500	497
4.20%, 08/15/2048	285	283	Willis North America Inc
4.25%, 01/15/2021	102	105	3.60%, 05/15/2024	300	293
4.30%, 05/15/2043	300	305	XLIT Ltd
5.75%, 01/15/2040	115	137	5.25%, 12/15/2043	400	427
Berkshire Hathaway Inc					$16,635
2.20%, 03/15/2021	415	409	Internet - 0.29%
2.75%, 03/15/2023	30	29	Alibaba Group Holding Ltd
3.13%, 03/15/2026	350	339	3.13%, 11/28/2021	270	267
3.40%, 01/31/2022	205	208	3.40%, 12/06/2027	325	301
4.50%, 02/11/2043	25	26	3.60%, 11/28/2024	300	294
Chubb Corp/The			4.40%, 12/06/2057	305	275
6.50%, 05/15/2038	10	13

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Internet (continued)			Machinery - Diversified (continued)
Alphabet Inc			John Deere Capital Corp
2.00%, 08/15/2026	$30	$27	2.80%, 03/06/2023	$20	$20
3.38%, 02/25/2024	530	538	3.05%, 01/06/2028	300	285
3.63%, 05/19/2021	51	52	3.90%, 07/12/2021	500	510
Amazon.com Inc			Rockwell Automation Inc
2.40%, 02/22/2023	370	358	2.05%, 03/01/2020	250	247
2.50%, 11/29/2022	130	127	Roper Technologies Inc
3.15%, 08/22/2027	490	473	2.80%, 12/15/2021	500	490
3.80%, 12/05/2024	20	21	3.13%, 11/15/2022	750	735
3.88%, 08/22/2037	340	328	Xylem Inc/NY
4.05%, 08/22/2047	30	29	4.88%, 10/01/2021	19	20
4.25%, 08/22/2057	630	612			$2,989
4.80%, 12/05/2034	30	32	Media - 0.97%
4.95%, 12/05/2044	515	571	21st Century Fox America Inc
Baidu Inc			3.70%, 10/15/2025	500	503
3.50%, 11/28/2022	500	495	4.50%, 02/15/2021	200	205
4.13%, 06/30/2025	500	492	4.95%, 10/15/2045	350	384
eBay Inc			5.65%, 08/15/2020	51	53
2.60%, 07/15/2022	600	580	6.15%, 03/01/2037	15	18
2.75%, 01/30/2023	10	10	6.15%, 02/15/2041	577	717
2.88%, 08/01/2021	5	5	6.20%, 12/15/2034	154	187
3.45%, 08/01/2024	30	29	6.40%, 12/15/2035	128	160
3.80%, 03/09/2022	500	502	CBS Corp
4.00%, 07/15/2042	100	74	2.90%, 06/01/2023	200	191
		$6,492	4.00%, 01/15/2026	515	499
Iron & Steel - 0.08%			4.30%, 02/15/2021	535	542
Nucor Corp			4.85%, 07/01/2042	200	184
4.00%, 08/01/2023	500	508	7.88%, 07/30/2030	178	222
Vale Overseas Ltd			Charter Communications Operating LLC / Charter
4.38%, 01/11/2022	96	98	Communications Operating Capital
6.25%, 08/10/2026	400	432	4.46%, 07/23/2022	340	343
6.88%, 11/21/2036	617	705	5.75%, 04/01/2048	605	567
8.25%, 01/17/2034	38	47	6.38%, 10/23/2035	800	821
		$1,790	6.48%, 10/23/2045	435	447
Leisure Products & Services - 0.02%			Comcast Corp
Royal Caribbean Cruises Ltd			2.35%, 01/15/2027	60	54
7.50%, 10/15/2027	400	475	2.75%, 03/01/2023	115	112
Lodging - 0.07%			2.85%, 01/15/2023	100	98
Marriott International Inc/MD			3.13%, 07/15/2022	30	30
2.30%, 01/15/2022	30	29	3.15%, 03/01/2026	30	29
2.88%, 03/01/2021	500	493	3.38%, 08/15/2025	525	512
3.13%, 10/15/2021	500	496	3.40%, 07/15/2046	20	17
Sands China Ltd			3.55%, 05/01/2028	125	121
4.60%, 08/08/2023(g)	200	199	3.60%, 03/01/2024	30	30
5.40%, 08/08/2028(g)	300	289	3.70%, 04/15/2024	640	644
		$1,506	3.90%, 03/01/2038	150	139
Machinery - Construction & Mining - 0.09%			4.00%, 08/15/2047	30	27
ABB Finance USA Inc			4.00%, 03/01/2048	400	364
2.88%, 05/08/2022	100	98	4.00%, 11/01/2049	20	18
Caterpillar Financial Services Corp			4.20%, 08/15/2034	750	723
1.70%, 08/09/2021	380	365	4.25%, 01/15/2033	120	119
1.93%, 10/01/2021	190	184	4.40%, 08/15/2035	500	484
2.95%, 05/15/2020	400	400	4.60%, 10/15/2038	385	389
3.45%, 05/15/2023	300	301	4.60%, 08/15/2045	500	487
Caterpillar Inc			4.65%, 07/15/2042	115	114
3.40%, 05/15/2024	30	30	4.75%, 03/01/2044	45	45
3.80%, 08/15/2042	105	98	5.15%, 03/01/2020	774	792
3.90%, 05/27/2021	60	61	5.65%, 06/15/2035	20	22
4.75%, 05/15/2064	350	355	6.40%, 03/01/2040	500	587
6.05%, 08/15/2036	132	159	6.45%, 03/15/2037	85	101
		$2,051	6.95%, 08/15/2037	274	337
			7.05%, 03/15/2033	15	19
Machinery - Diversified - 0.14%			Discovery Communications LLC
Deere & Co			2.80%, 06/15/2020(g)	500	495
3.90%, 06/09/2042	30	29	3.25%, 04/01/2023	200	193
5.38%, 10/16/2029	500	570	3.95%, 03/20/2028	500	464
Dover Corp			4.38%, 06/15/2021	500	509
5.38%, 03/01/2041	77	83	4.88%, 04/01/2043	25	22

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Media (continued)			Mining (continued)
Discovery Communications LLC (continued)			Rio Tinto Finance USA Ltd
6.35%, 06/01/2040	$73	$76	7.13%, 07/15/2028	$537	$669
Grupo Televisa SAB			Rio Tinto Finance USA PLC
4.63%, 01/30/2026	500	494	4.75%, 03/22/2042	328	341
6.63%, 03/18/2025	200	219	Southern Copper Corp
NBCUniversal Media LLC			5.38%, 04/16/2020	25	25
4.38%, 04/01/2021	151	155	5.88%, 04/23/2045	350	358
4.45%, 01/15/2043	15	14	6.75%, 04/16/2040	258	285
5.15%, 04/30/2020	575	590			$4,053
6.40%, 04/30/2040	251	295	Miscellaneous Manufacturers - 0.26%
Thomson Reuters Corp			3M Co
5.85%, 04/15/2040	25	26	1.63%, 09/19/2021	500	485
Time Warner Cable LLC			3.13%, 09/19/2046	300	259
4.00%, 09/01/2021	190	189	Crane Co
5.50%, 09/01/2041	340	310	4.45%, 12/15/2023	100	103
5.88%, 11/15/2040	20	19	Eaton Corp
6.55%, 05/01/2037	176	181	2.75%, 11/02/2022	100	97
6.75%, 06/15/2039	77	78	3.92%, 09/15/2047	400	358
7.30%, 07/01/2038	300	325	4.00%, 11/02/2032	100	99
Time Warner Entertainment Co LP			4.15%, 11/02/2042	50	47
8.38%, 07/15/2033	95	116	General Electric Co
Viacom Inc			2.70%, 10/09/2022	385	357
3.88%, 12/15/2021	128	129	3.10%, 01/09/2023	35	33
4.38%, 03/15/2043	435	343	3.38%, 03/11/2024	20	19
6.88%, 04/30/2036	181	194	4.13%, 10/09/2042	325	254
Walt Disney Co/The			4.38%, 09/16/2020	25	25
2.30%, 02/12/2021	500	494	4.50%, 03/11/2044	70	57
2.35%, 12/01/2022	770	748	4.63%, 01/07/2021	77	77
2.75%, 08/16/2021	102	101	4.65%, 10/17/2021	30	30
3.70%, 12/01/2042	100	92	5.30%, 02/11/2021	308	308
3.75%, 06/01/2021	200	204	5.50%, 01/08/2020	295	298
7.00%, 03/01/2032	51	67	6.15%, 08/07/2037	155	151
Warner Media LLC			6.75%, 03/15/2032	896	934
2.95%, 07/15/2026	20	18	Illinois Tool Works Inc
3.60%, 07/15/2025	500	474	2.65%, 11/15/2026	500	465
3.80%, 02/15/2027	40	37	3.50%, 03/01/2024	350	355
4.00%, 01/15/2022	180	182	Ingersoll-Rand Global Holding Co Ltd
4.05%, 12/15/2023	500	499	3.75%, 08/21/2028	70	68
4.65%, 06/01/2044	500	438	Ingersoll-Rand Luxembourg Finance SA
4.70%, 01/15/2021	81	83	4.65%, 11/01/2044	300	293
4.85%, 07/15/2045	60	54	Parker-Hannifin Corp
5.38%, 10/15/2041	128	123	3.50%, 09/15/2022	577	580
		$21,507			$5,752
Metal Fabrication & Hardware - 0.02%			Office & Business Equipment - 0.03%
Precision Castparts Corp			Xerox Corp
2.50%, 01/15/2023	100	97	2.75%, 09/01/2020	415	398
3.25%, 06/15/2025	25	24	4.50%, 05/15/2021	226	221
4.38%, 06/15/2045	250	253			$619
		$374	Oil & Gas - 1.53%
Mining - 0.18%			Anadarko Finance Co
Barrick Gold Corp			7.50%, 05/01/2031	77	91
5.25%, 04/01/2042	20	20	Anadarko Petroleum Corp
Barrick North America Finance LLC			4.50%, 07/15/2044	100	85
5.75%, 05/01/2043	355	373	4.85%, 03/15/2021	16	16
Barrick PD Australia Finance Pty Ltd			6.20%, 03/15/2040	25	26
5.95%, 10/15/2039	90	96	6.45%, 09/15/2036	725	783
BHP Billiton Finance USA Ltd			6.60%, 03/15/2046	40	44
4.13%, 02/24/2042	328	313	Apache Corp
5.00%, 09/30/2043	520	568	2.63%, 01/15/2023	288	272
Goldcorp Inc			3.25%, 04/15/2022	25	25
3.63%, 06/09/2021	300	299	3.63%, 02/01/2021	577	576
Newmont Mining Corp			4.75%, 04/15/2043	133	114
3.50%, 03/15/2022	30	30	5.10%, 09/01/2040	92	83
4.88%, 03/15/2042	20	19	BP Capital Markets America Inc
6.25%, 10/01/2039	515	564	3.22%, 11/28/2023	30	30
Rio Tinto Alcan Inc			3.22%, 04/14/2024	420	411
6.13%, 12/15/2033	77	93	3.59%, 04/14/2027	30	29
			4.50%, 10/01/2020	20	20

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas (continued)			Oil & Gas (continued)
BP Capital Markets America Inc (continued)			Hess Corp
4.74%, 03/11/2021	$128	$132	5.60%, 02/15/2041	$51	$45
BP Capital Markets PLC			7.13%, 03/15/2033	221	235
2.32%, 02/13/2020	200	198	7.30%, 08/15/2031	25	27
2.50%, 11/06/2022	1,220	1,180	HollyFrontier Corp
3.06%, 03/17/2022	315	312	5.88%, 04/01/2026	475	480
3.28%, 09/19/2027	175	167	Marathon Oil Corp
3.54%, 11/04/2024	20	20	2.80%, 11/01/2022	10	9
3.56%, 11/01/2021	200	202	3.85%, 06/01/2025	505	474
3.72%, 11/28/2028	40	39	6.60%, 10/01/2037	223	250
3.81%, 02/10/2024	400	404	Marathon Petroleum Corp
Canadian Natural Resources Ltd			3.63%, 09/15/2024	400	389
2.95%, 01/15/2023	30	29	4.75%, 12/15/2023(g)	300	308
3.85%, 06/01/2027	55	52	5.00%, 09/15/2054	200	182
4.95%, 06/01/2047	20	19	5.13%, 03/01/2021	77	79
6.25%, 03/15/2038	664	722	5.13%, 12/15/2026(g)	300	307
Cenovus Energy Inc			Nexen Energy ULC
4.25%, 04/15/2027	400	364	5.88%, 03/10/2035	500	573
5.40%, 06/15/2047	480	413	6.40%, 05/15/2037	157	191
Chevron Corp			7.50%, 07/30/2039	15	21
2.10%, 05/16/2021	80	78	Noble Energy Inc
2.36%, 12/05/2022	325	315	5.05%, 11/15/2044	25	22
2.41%, 03/03/2022	500	489	5.25%, 11/15/2043	350	311
2.43%, 06/24/2020	450	447	6.00%, 03/01/2041	102	100
2.95%, 05/16/2026	355	342	Occidental Petroleum Corp
3.19%, 06/24/2023	15	15	2.70%, 02/15/2023	330	320
CNOOC Finance 2013 Ltd			3.13%, 02/15/2022	30	30
3.00%, 05/09/2023	150	145	3.50%, 06/15/2025	500	495
4.25%, 05/09/2043	100	96	4.10%, 02/15/2047	300	280
CNOOC Nexen Finance 2014 ULC			4.40%, 04/15/2046	50	49
4.25%, 04/30/2024	500	507	4.63%, 06/15/2045	25	25
Concho Resources Inc			Patterson-UTI Energy Inc
4.30%, 08/15/2028	300	293	3.95%, 02/01/2028	300	275
4.88%, 10/01/2047	120	114	Petro-Canada
Conoco Funding Co			5.95%, 05/15/2035	400	449
7.25%, 10/15/2031	200	261	6.80%, 05/15/2038	12	14
ConocoPhillips			Petroleos Mexicanos
6.50%, 02/01/2039	169	209	3.50%, 07/23/2020	350	342
ConocoPhillips Co			4.50%, 01/23/2026	500	431
4.30%, 11/15/2044	420	413	4.88%, 01/24/2022	385	375
ConocoPhillips Holding Co			5.50%, 01/21/2021	208	207
6.95%, 04/15/2029	202	250	5.50%, 06/27/2044	350	265
Devon Energy Corp			6.38%, 01/23/2045	400	322
3.25%, 05/15/2022	60	58	6.50%, 03/13/2027	1,790	1,683
5.00%, 06/15/2045	10	9	6.63%, 06/15/2035	536	468
5.60%, 07/15/2041	425	403	6.75%, 09/21/2047	1,140	943
Ecopetrol SA			Phillips 66
4.13%, 01/16/2025	500	475	4.30%, 04/01/2022	1,143	1,173
5.88%, 09/18/2023	250	261	5.88%, 05/01/2042	128	140
EOG Resources Inc			Pioneer Natural Resources Co
2.63%, 03/15/2023	200	192	3.95%, 07/15/2022	100	100
4.15%, 01/15/2026	350	359	Shell International Finance BV
4.40%, 06/01/2020	51	52	1.75%, 09/12/2021	65	63
Equinor ASA			2.38%, 08/21/2022	130	127
2.45%, 01/17/2023	30	29	2.50%, 09/12/2026	330	306
2.65%, 01/15/2024	400	387	3.40%, 08/12/2023	1,530	1,543
3.15%, 01/23/2022	102	102	3.63%, 08/21/2042	100	91
3.95%, 05/15/2043	200	191	3.75%, 09/12/2046	30	28
5.10%, 08/17/2040	263	290	4.00%, 05/10/2046	245	237
Exxon Mobil Corp			4.13%, 05/11/2035	410	407
2.22%, 03/01/2021	530	522	4.38%, 03/25/2020	25	25
2.40%, 03/06/2022	30	29	4.38%, 05/11/2045	490	502
2.71%, 03/06/2025	30	29	4.55%, 08/12/2043	35	36
2.73%, 03/01/2023	30	30	5.50%, 03/25/2040	25	29
3.04%, 03/01/2026	280	273	6.38%, 12/15/2038	43	54
3.18%, 03/15/2024	530	531
3.57%, 03/06/2045	300	283
4.11%, 03/01/2046	95	96

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas (continued)			Pharmaceuticals (continued)
Suncor Energy Inc			AstraZeneca PLC (continued)
4.00%, 11/15/2047	$90	$80	4.38%, 08/17/2048	$90	$85
6.50%, 06/15/2038	428	493	6.45%, 09/15/2037	164	196
6.85%, 06/01/2039	5	6	Bristol-Myers Squibb Co
Total Capital International SA			3.25%, 08/01/2042	300	261
2.75%, 06/19/2021	400	397	Cardinal Health Inc
2.88%, 02/17/2022	128	126	2.62%, 06/15/2022	250	241
Total Capital SA			3.08%, 06/15/2024	50	47
4.25%, 12/15/2021	51	53	3.20%, 03/15/2023	200	193
4.45%, 06/24/2020	500	510	3.41%, 06/15/2027	200	181
Valero Energy Corp			4.60%, 03/15/2043	100	87
3.65%, 03/15/2025	500	477	Cigna Corp
6.13%, 02/01/2020	138	142	3.40%, 09/17/2021(g)	400	399
6.63%, 06/15/2037	234	256	4.13%, 11/15/2025(g)	270	270
7.50%, 04/15/2032	15	19	4.80%, 08/15/2038(g)	400	393
		$33,829	4.90%, 12/15/2048(g)	360	352
Oil & Gas Services - 0.11%			CVS Health Corp
Baker Hughes a GE Co LLC			2.13%, 06/01/2021	30	29
3.20%, 08/15/2021	149	147	2.80%, 07/20/2020	530	525
Baker Hughes a GE Co LLC / Baker Hughes Co-			3.50%, 07/20/2022	1,000	993
Obligor Inc			4.00%, 12/05/2023	30	30
2.77%, 12/15/2022	155	149	4.13%, 05/15/2021	500	506
3.34%, 12/15/2027	165	152	4.30%, 03/25/2028	500	489
4.08%, 12/15/2047	170	140	4.78%, 03/25/2038	610	585
Halliburton Co			5.05%, 03/25/2048	980	953
3.25%, 11/15/2021	651	650	5.13%, 07/20/2045	370	360
3.80%, 11/15/2025	275	267	5.30%, 12/05/2043	25	25
4.50%, 11/15/2041	51	47	Eli Lilly & Co
4.85%, 11/15/2035	275	270	2.75%, 06/01/2025	10	10
7.45%, 09/15/2039	10	12	3.70%, 03/01/2045	510	479
National Oilwell Varco Inc			Express Scripts Holding Co
2.60%, 12/01/2022	500	472	3.05%, 11/30/2022	300	290
		$2,306	3.50%, 06/15/2024	515	500
Packaging & Containers - 0.02%			3.90%, 02/15/2022	200	201
WestRock RKT Co			4.50%, 02/25/2026	30	30
4.00%, 03/01/2023	500	500	4.75%, 11/15/2021	77	79
Pharmaceuticals - 1.28%			4.80%, 07/15/2046	25	24
AbbVie Inc			6.13%, 11/15/2041	16	18
2.50%, 05/14/2020	580	575	GlaxoSmithKline Capital Inc
2.90%, 11/06/2022	200	195	3.88%, 05/15/2028	545	554
3.20%, 11/06/2022	30	30	5.38%, 04/15/2034	500	572
3.20%, 05/14/2026	335	310	GlaxoSmithKline Capital PLC
3.38%, 11/14/2021	350	350	2.85%, 05/08/2022	143	141
3.60%, 05/14/2025	500	480	Johnson & Johnson
3.75%, 11/14/2023	350	348	2.25%, 03/03/2022	30	29
4.25%, 11/14/2028	220	214	2.45%, 03/01/2026	30	28
4.30%, 05/14/2036	170	152	2.95%, 09/01/2020	128	128
4.40%, 11/06/2042	200	176	2.95%, 03/03/2027	5	5
4.45%, 05/14/2046	280	245	3.50%, 01/15/2048	90	82
4.50%, 05/14/2035	300	278	3.63%, 03/03/2037	20	19
4.70%, 05/14/2045	330	300	3.70%, 03/01/2046	225	214
4.88%, 11/14/2048	210	196	3.75%, 03/03/2047	30	28
Allergan Finance LLC			4.95%, 05/15/2033	201	226
3.25%, 10/01/2022	180	176	5.95%, 08/15/2037	775	967
4.63%, 10/01/2042	100	92	McKesson Corp
Allergan Funding SCS			3.95%, 02/16/2028	75	72
3.00%, 03/12/2020	400	399	4.75%, 03/01/2021	250	256
3.45%, 03/15/2022	30	30	4.88%, 03/15/2044	150	144
3.80%, 03/15/2025	330	322	Mead Johnson Nutrition Co
3.85%, 06/15/2024	445	439	4.60%, 06/01/2044	250	257
4.75%, 03/15/2045	235	223	Merck & Co Inc
AmerisourceBergen Corp			2.35%, 02/10/2022	800	784
3.40%, 05/15/2024	250	244	2.40%, 09/15/2022	130	127
AstraZeneca PLC			2.75%, 02/10/2025	385	372
2.38%, 06/12/2022	20	19	2.80%, 05/18/2023	230	227
3.38%, 11/16/2025	305	295	3.60%, 09/15/2042	100	94
4.00%, 09/18/2042	125	111	3.70%, 02/10/2045	10	10
4.38%, 11/16/2045	185	175	3.88%, 01/15/2021	40	41

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Pharmaceuticals (continued)			Pipelines (continued)
Merck & Co Inc (continued)			Enterprise Products Operating LLC
4.15%, 05/18/2043	$200	$203	2.80%, 02/15/2021	$95	$94
Mylan NV			3.35%, 03/15/2023	300	296
3.75%, 12/15/2020	750	750	3.70%, 02/15/2026	525	517
3.95%, 06/15/2026	295	269	3.75%, 02/15/2025	500	495
5.25%, 06/15/2046	170	143	3.90%, 02/15/2024	250	252
Novartis Capital Corp			4.25%, 02/15/2048	155	137
3.00%, 11/20/2025	500	484	4.85%, 08/15/2042	300	289
3.10%, 05/17/2027	20	19	4.85%, 03/15/2044	30	29
4.40%, 04/24/2020	77	79	4.90%, 05/15/2046	400	387
4.40%, 05/06/2044	350	374	5.20%, 09/01/2020	77	79
Pfizer Inc			6.13%, 10/15/2039	123	139
1.95%, 06/03/2021	30	29	6.45%, 09/01/2040	177	208
2.20%, 12/15/2021	30	29	6.88%, 03/01/2033	15	18
2.75%, 06/03/2026	35	33	EQM Midstream Partners LP
3.00%, 06/15/2023	530	528	4.75%, 07/15/2023	300	299
4.13%, 12/15/2046	525	527	Kinder Morgan Energy Partners LP
4.20%, 09/15/2048	470	477	3.50%, 03/01/2021	750	748
4.40%, 05/15/2044	30	31	3.50%, 09/01/2023	200	194
5.60%, 09/15/2040	380	461	4.15%, 03/01/2022	300	302
7.20%, 03/15/2039	176	243	4.70%, 11/01/2042	200	174
Sanofi			5.00%, 03/01/2043	100	91
3.38%, 06/19/2023	400	403	5.40%, 09/01/2044	400	382
3.63%, 06/19/2028	400	406	6.38%, 03/01/2041	128	136
Shire Acquisitions Investments Ireland DAC			6.50%, 09/01/2039	112	119
2.40%, 09/23/2021	500	484	6.95%, 01/15/2038	112	125
2.88%, 09/23/2023	35	33	7.40%, 03/15/2031	177	205
3.20%, 09/23/2026	525	475	Kinder Morgan Inc/DE
Wyeth LLC			3.15%, 01/15/2023	500	486
5.95%, 04/01/2037	91	109	4.30%, 06/01/2025	55	55
6.50%, 02/01/2034	144	183	5.05%, 02/15/2046	15	14
Zoetis Inc			5.55%, 06/01/2045	50	50
3.25%, 02/01/2023	100	98	MPLX LP
3.45%, 11/13/2020	750	752	3.38%, 03/15/2023	60	58
3.95%, 09/12/2047	5	5	4.13%, 03/01/2027	425	405
		$28,209	4.50%, 07/15/2023	30	30
Pipelines - 0.98%			4.50%, 04/15/2038	220	192
Andeavor Logistics LP / Tesoro Logistics Finance			4.70%, 04/15/2048	185	161
Corp			4.88%, 12/01/2024	30	31
4.25%, 12/01/2027	400	378	4.88%, 06/01/2025	300	303
5.20%, 12/01/2047	400	360	4.90%, 04/15/2058	60	50
Boardwalk Pipelines LP			5.20%, 03/01/2047	330	304
3.38%, 02/01/2023	200	194	5.50%, 02/15/2049	170	165
Buckeye Partners LP			ONEOK Inc
4.88%, 02/01/2021	850	859	4.00%, 07/13/2027	300	286
Columbia Pipeline Group Inc			4.25%, 02/01/2022	300	303
5.80%, 06/01/2045	500	536	4.95%, 07/13/2047	300	277
Enable Midstream Partners LP			ONEOK Partners LP
5.00%, 05/15/2044	500	411	5.00%, 09/15/2023	250	258
Enbridge Energy Partners LP			6.13%, 02/01/2041	128	132
5.20%, 03/15/2020	9	9	Plains All American Pipeline LP / PAA Finance
7.38%, 10/15/2045	100	124	Corp
Enbridge Inc			2.85%, 01/31/2023	200	189
4.25%, 12/01/2026	750	742	3.65%, 06/01/2022	128	126
5.50%, 12/01/2046	30	32	4.30%, 01/31/2043	200	158
Energy Transfer Operating LP			4.50%, 12/15/2026	520	501
3.60%, 02/01/2023	15	14	4.65%, 10/15/2025	15	15
4.75%, 01/15/2026	50	49	5.75%, 01/15/2020	15	15
4.90%, 02/01/2024	350	354	Sabine Pass Liquefaction LLC
4.90%, 03/15/2035	300	269	5.00%, 03/15/2027	360	361
5.20%, 02/01/2022	102	105	5.63%, 03/01/2025	40	42
5.30%, 04/15/2047	15	13	5.75%, 05/15/2024	300	313
5.95%, 10/01/2043	350	333	5.88%, 06/30/2026	345	365
6.00%, 06/15/2048	300	292	6.25%, 03/15/2022	100	105
6.13%, 12/15/2045	525	513	Southern Natural Gas Co LLC / Southern Natural
6.50%, 02/01/2042	102	102	Issuing Corp
			4.40%, 06/15/2021	51	52

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Pipelines (continued)			REITs (continued)
Spectra Energy Partners LP			AvalonBay Communities Inc
5.95%, 09/25/2043	$200	$218	2.95%, 09/15/2022	$100	$98
Sunoco Logistics Partners Operations LP			3.63%, 10/01/2020	100	101
3.45%, 01/15/2023	200	193	4.20%, 12/15/2023	400	411
4.95%, 01/15/2043	200	167	Boston Properties LP
5.35%, 05/15/2045	15	13	2.75%, 10/01/2026	550	497
Texas Eastern Transmission LP			3.85%, 02/01/2023	200	200
7.00%, 07/15/2032	100	121	4.13%, 05/15/2021	77	78
TransCanada PipeLines Ltd			5.63%, 11/15/2020	25	26
3.80%, 10/01/2020	128	129	Brixmor Operating Partnership LP
4.25%, 05/15/2028	300	297	3.85%, 02/01/2025	300	290
4.75%, 05/15/2038	300	289	CC Holdings GS V LLC / Crown Castle GS III
4.88%, 05/15/2048	420	405	Corp
5.60%, 03/31/2034	300	317	3.85%, 04/15/2023	20	20
6.10%, 06/01/2040	25	28	Crown Castle International Corp
7.25%, 08/15/2038	51	61	3.20%, 09/01/2024	400	379
Western Gas Partners LP			3.70%, 06/15/2026	765	735
5.50%, 08/15/2048	300	267	5.25%, 01/15/2023	30	31
Williams Cos Inc/The			Digital Realty Trust LP
3.35%, 08/15/2022	15	15	4.45%, 07/15/2028	250	249
3.75%, 06/15/2027	400	379	Duke Realty LP
3.90%, 01/15/2025	350	340	3.88%, 10/15/2022	100	101
4.00%, 09/15/2025	595	575	4.00%, 09/15/2028	400	397
5.10%, 09/15/2045	180	166	ERP Operating LP
5.25%, 03/15/2020	180	184	3.50%, 03/01/2028	60	58
6.30%, 04/15/2040	343	365	4.63%, 12/15/2021	500	517
		$21,735	4.75%, 07/15/2020	51	52
Private Equity - 0.01%			Essex Portfolio LP
Brookfield Asset Management Inc			4.50%, 03/15/2048	300	288
4.00%, 01/15/2025	300	292	Federal Realty Investment Trust
Regional Authority - 0.18%			4.50%, 12/01/2044	250	248
Province of Alberta Canada			GLP Capital LP / GLP Financing II Inc
3.30%, 03/15/2028	150	151	5.38%, 04/15/2026	300	297
Province of British Columbia Canada			HCP Inc
2.65%, 09/22/2021	77	77	3.40%, 02/01/2025	300	284
6.50%, 01/15/2026	18	22	4.20%, 03/01/2024	250	251
Province of Manitoba Canada			6.75%, 02/01/2041	550	677
3.05%, 05/14/2024	500	502	Highwoods Realty LP
Province of Ontario Canada			3.20%, 06/15/2021	350	346
2.40%, 02/08/2022	500	493	Hospitality Properties Trust
2.50%, 09/10/2021	500	496	5.00%, 08/15/2022	100	102
3.20%, 05/16/2024	750	760	Host Hotels & Resorts LP
3.40%, 10/17/2023	305	311	6.00%, 10/01/2021	200	210
4.40%, 04/14/2020	151	154	Kimco Realty Corp
Province of Quebec Canada			3.13%, 06/01/2023	200	193
2.75%, 08/25/2021	231	231	3.20%, 05/01/2021	250	249
3.50%, 07/29/2020	750	760	4.13%, 12/01/2046	300	259
7.50%, 09/15/2029	64	89	4.45%, 09/01/2047	300	272
Province of Saskatchewan Canada			Liberty Property LP
8.50%, 07/15/2022	6	7	3.38%, 06/15/2023	300	296
		$4,053	Mid-America Apartments LP
REITs - 0.80%			4.00%, 11/15/2025	500	498
Alexandria Real Estate Equities Inc			National Retail Properties Inc
2.75%, 01/15/2020	750	744	4.30%, 10/15/2028	400	402
4.00%, 01/15/2024	250	253	4.80%, 10/15/2048	400	388
American Campus Communities Operating			Office Properties Income Trust
Partnership LP			4.00%, 07/15/2022	400	394
3.63%, 11/15/2027	300	282	Omega Healthcare Investors Inc
American Homes 4 Rent LP			4.50%, 01/15/2025	300	295
4.25%, 02/15/2028	60	58	4.95%, 04/01/2024	750	761
American Tower Corp			Prologis LP
3.38%, 10/15/2026	500	465	3.88%, 09/15/2028	250	255
3.50%, 01/31/2023	530	521	Realty Income Corp
3.55%, 07/15/2027	20	19	4.65%, 08/01/2023	250	260
4.70%, 03/15/2022	278	286	Senior Housing Properties Trust
			4.75%, 02/15/2028	60	57

See accompanying notes.			124

Schedule of Investments
Bond Market Index Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
REITs (continued)			Retail (continued)
Simon Property Group LP			McDonald's Corp
3.25%, 11/30/2026	$500	$477	2.75%, 12/09/2020	$20	$20
3.38%, 10/01/2024	300	293	3.38%, 05/26/2025	500	489
3.75%, 02/01/2024	500	501	3.50%, 07/15/2020	151	153
4.13%, 12/01/2021	200	205	3.70%, 02/15/2042	128	111
4.25%, 11/30/2046	130	125	4.70%, 12/09/2035	25	25
6.75%, 02/01/2040	25	32	4.88%, 07/15/2040	9	9
SITE Centers Corp			4.88%, 12/09/2045	250	252
4.63%, 07/15/2022	63	65	6.30%, 10/15/2037	262	306
SL Green Operating Partnership LP			Nordstrom Inc
3.25%, 10/15/2022	300	290	4.75%, 05/01/2020	36	37
UDR Inc			O'Reilly Automotive Inc
4.00%, 10/01/2025	200	199	3.85%, 06/15/2023	300	301
Ventas Realty LP			4.35%, 06/01/2028	300	299
4.00%, 03/01/2028	80	78	QVC Inc
5.70%, 09/30/2043	300	326	4.38%, 03/15/2023	250	240
Ventas Realty LP / Ventas Capital Corp			Starbucks Corp
4.25%, 03/01/2022	128	130	3.80%, 08/15/2025	200	198
Weingarten Realty Investors			3.85%, 10/01/2023	530	538
3.38%, 10/15/2022	180	177	4.50%, 11/15/2048	200	186
Welltower Inc			Target Corp
3.75%, 03/15/2023	200	200	2.50%, 04/15/2026	500	467
6.13%, 04/15/2020	115	119	2.90%, 01/15/2022	25	25
Weyerhaeuser Co			3.50%, 07/01/2024	30	30
4.70%, 03/15/2021	51	52	3.63%, 04/15/2046	35	31
7.38%, 03/15/2032	300	367	TJX Cos Inc/The
		$17,786	2.50%, 05/15/2023	500	485
Retail - 0.71%			Walgreens Boots Alliance Inc
AutoZone Inc			3.45%, 06/01/2026	420	395
3.75%, 06/01/2027	250	240	3.80%, 11/18/2024	300	295
4.00%, 11/15/2020	251	253	4.80%, 11/18/2044	355	323
Costco Wholesale Corp			Walmart Inc
2.15%, 05/18/2021	35	34	2.35%, 12/15/2022	500	487
2.30%, 05/18/2022	310	303	2.65%, 12/15/2024	500	486
2.75%, 05/18/2024	50	49	3.25%, 10/25/2020	71	72
3.00%, 05/18/2027	150	145	3.40%, 06/26/2023	530	535
Dollar General Corp			3.63%, 07/08/2020	81	82
4.15%, 11/01/2025	500	499	3.63%, 12/15/2047	120	110
Dollar Tree Inc			3.70%, 06/26/2028	390	396
4.20%, 05/15/2028	185	175	3.95%, 06/28/2038	185	183
Home Depot Inc/The			4.05%, 06/29/2048	365	363
2.13%, 09/15/2026	250	225	5.63%, 04/01/2040	38	46
2.63%, 06/01/2022	30	30	5.63%, 04/15/2041	280	338
2.70%, 04/01/2023	30	30	7.55%, 02/15/2030	628	851
3.50%, 09/15/2056	305	256			$15,706
3.75%, 02/15/2024	380	389	Semiconductors - 0.42%
3.90%, 06/15/2047	30	28	Analog Devices Inc
4.20%, 04/01/2043	20	20	2.50%, 12/05/2021	750	732
4.25%, 04/01/2046	15	15	2.95%, 01/12/2021	300	297
4.40%, 03/15/2045	20	20	Applied Materials Inc
5.88%, 12/16/2036	987	1,186	3.30%, 04/01/2027	35	34
5.95%, 04/01/2041	351	431	3.90%, 10/01/2025	500	503
Kohl's Corp			4.35%, 04/01/2047	40	39
5.55%, 07/17/2045	250	234	5.10%, 10/01/2035	250	266
Lowe's Cos Inc			Broadcom Corp / Broadcom Cayman Finance Ltd
3.10%, 05/03/2027	530	484	3.00%, 01/15/2022	550	529
3.12%, 04/15/2022	30	29	3.63%, 01/15/2024	75	71
3.70%, 04/15/2046	40	33	3.88%, 01/15/2027	660	592
3.80%, 11/15/2021	102	103	Intel Corp
4.05%, 05/03/2047	30	26	2.35%, 05/11/2022	5	5
4.38%, 09/15/2045	500	449	2.45%, 07/29/2020	500	498
4.63%, 04/15/2020	77	78	2.60%, 05/19/2026	530	496
Macy's Retail Holdings Inc			2.70%, 12/15/2022	25	25
2.88%, 02/15/2023	305	282	3.15%, 05/11/2027	540	524
3.45%, 01/15/2021	500	496	3.30%, 10/01/2021	207	209
			3.73%, 12/08/2047	240	222
			4.00%, 12/15/2032	200	205
			4.25%, 12/15/2042	200	196

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Semiconductors (continued)			Software (continued)
Intel Corp (continued)			Oracle Corp (continued)
4.80%, 10/01/2041	$77	$84	4.00%, 07/15/2046	$780	$728
4.90%, 07/29/2045	25	27	4.30%, 07/08/2034	1,015	1,019
KLA-Tencor Corp			4.38%, 05/15/2055	610	598
4.65%, 11/01/2024	500	512			$14,363
Lam Research Corp			Sovereign - 1.35%
2.75%, 03/15/2020	300	297	Chile Government International Bond
Marvell Technology Group Ltd			3.13%, 03/27/2025	250	243
4.88%, 06/22/2028	300	292	3.25%, 09/14/2021	180	180
NVIDIA Corp			3.88%, 08/05/2020	500	506
2.20%, 09/16/2021	500	489	Colombia Government International Bond
QUALCOMM Inc			2.63%, 03/15/2023	500	470
2.25%, 05/20/2020	370	365	4.38%, 07/12/2021	100	102
2.60%, 01/30/2023	360	346	4.50%, 01/28/2026	200	200
2.90%, 05/20/2024	20	19	5.63%, 02/26/2044	1,000	1,031
3.00%, 05/20/2022	30	29	6.13%, 01/18/2041	200	216
3.25%, 05/20/2027	320	298	8.13%, 05/21/2024	201	234
3.45%, 05/20/2025	300	289	11.75%, 02/25/2020	180	197
4.65%, 05/20/2035	115	111	10.38%, 01/28/2033	100	149
4.80%, 05/20/2045	175	167	Export Development Canada
Texas Instruments Inc			1.63%, 01/17/2020	400	396
2.75%, 03/12/2021	400	398	Export-Import Bank of Korea
4.15%, 05/15/2048	205	205	2.25%, 01/21/2020	300	297
		$9,371	3.00%, 11/01/2022	500	493
Software - 0.65%			3.25%, 11/10/2025	500	485
Adobe Inc			3.25%, 08/12/2026	500	483
4.75%, 02/01/2020	51	52	5.00%, 04/11/2022	200	210
CA Inc			Hungary Government International Bond
3.60%, 08/15/2022	300	293	7.63%, 03/29/2041	500	700
Fidelity National Information Services Inc			Indonesia Government International Bond
3.00%, 08/15/2026	40	37	3.50%, 01/11/2028	200	185
3.50%, 04/15/2023	30	30	Israel Government AID Bond
3.63%, 10/15/2020	340	342	5.50%, 09/18/2023	25	28
4.75%, 05/15/2048	300	279	5.50%, 04/26/2024	125	142
5.00%, 10/15/2025	242	252	5.50%, 09/18/2033	12	15
Fiserv Inc			Israel Government International Bond
3.50%, 10/01/2022	600	596	3.25%, 01/17/2028	300	294
3.80%, 10/01/2023	400	402	4.00%, 06/30/2022	500	511
Microsoft Corp			4.13%, 01/17/2048	300	293
1.55%, 08/08/2021	670	651	Japan Bank for International Cooperation
2.00%, 11/03/2020	210	208	2.13%, 06/01/2020	500	495
2.38%, 02/12/2022	380	375	2.38%, 04/20/2026	300	287
2.38%, 05/01/2023	25	24	2.50%, 06/01/2022	500	493
2.40%, 02/06/2022	690	682	3.00%, 05/29/2024	1,000	1,003
2.40%, 08/08/2026	55	51	3.38%, 07/31/2023	1,000	1,018
2.65%, 11/03/2022	55	54	Korea International Bond
2.70%, 02/12/2025	30	29	3.88%, 09/11/2023	250	257
2.88%, 02/06/2024	40	40	Mexico Government International Bond
3.00%, 10/01/2020	600	604	3.50%, 01/21/2021	1,000	995
3.13%, 11/03/2025	700	692	3.60%, 01/30/2025	210	200
3.30%, 02/06/2027	920	911	3.63%, 03/15/2022	300	297
3.45%, 08/08/2036	750	706	3.75%, 01/11/2028	500	468
3.63%, 12/15/2023	30	31	4.60%, 01/23/2046	670	593
3.70%, 08/08/2046	45	43	4.60%, 02/10/2048	700	621
4.00%, 02/12/2055	850	835	4.75%, 03/08/2044	506	460
4.10%, 02/06/2037	180	185	5.55%, 01/21/2045	300	303
4.20%, 11/03/2035	430	446	6.05%, 01/11/2040	464	491
4.25%, 02/06/2047	50	52	8.30%, 08/15/2031	738	953
4.50%, 02/06/2057	625	666	Panama Government International Bond
5.30%, 02/08/2041	77	92	3.88%, 03/17/2028	500	493
Oracle Corp			4.50%, 04/16/2050	200	192
2.40%, 09/15/2023	30	29	6.70%, 01/26/2036	224	273
2.50%, 05/15/2022	30	29	8.88%, 09/30/2027	77	102
2.50%, 10/15/2022	1,570	1,528	Peruvian Government International Bond
2.63%, 02/15/2023	390	380	5.63%, 11/18/2050	528	620
2.80%, 07/08/2021	80	80	6.55%, 03/14/2037	126	159
3.80%, 11/15/2037	250	234	7.35%, 07/21/2025	180	219
3.88%, 07/15/2020	77	78	8.75%, 11/21/2033	192	283

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Sovereign (continued)			Supranational Bank (continued)
Philippine Government International Bond			European Investment Bank (continued)
3.00%, 02/01/2028	$300	$284	2.50%, 04/15/2021	$1,500	$1,497
3.70%, 02/02/2042	230	218	2.50%, 03/15/2023	600	596
3.95%, 01/20/2040	300	293	3.25%, 01/29/2024	1,000	1,025
5.00%, 01/13/2037	300	333	4.88%, 02/15/2036	25	31
6.38%, 10/23/2034	210	263	FMS Wertmanagement
6.50%, 01/20/2020	200	207	1.75%, 01/24/2020	500	496
9.50%, 02/02/2030	400	588	1.75%, 03/17/2020	300	297
10.63%, 03/16/2025	400	553	Inter-American Development Bank
Republic of Italy Government International Bond			1.63%, 05/12/2020	800	790
5.38%, 06/15/2033	64	67	1.75%, 04/14/2022	1,000	973
6.88%, 09/27/2023	712	774	1.88%, 03/15/2021	500	493
Republic of Poland Government International			2.13%, 11/09/2020	250	248
Bond			2.13%, 01/18/2022	340	335
4.00%, 01/22/2024	1,000	1,023	2.50%, 01/18/2023	450	447
5.00%, 03/23/2022	528	555	3.00%, 02/21/2024	250	254
5.13%, 04/21/2021	51	53	3.88%, 02/14/2020	477	483
Svensk Exportkredit AB			International Bank for Reconstruction &
2.88%, 05/22/2021	400	402	Development
Tennessee Valley Authority			1.38%, 05/24/2021	345	335
2.88%, 02/01/2027	250	247	1.38%, 09/20/2021	500	484
3.50%, 12/15/2042	400	393	1.63%, 02/10/2022	1,000	969
3.88%, 02/15/2021	500	513	2.13%, 11/01/2020	750	744
4.25%, 09/15/2065	200	228	2.25%, 06/24/2021	500	496
5.25%, 09/15/2039	251	314	2.50%, 11/25/2024	500	495
5.38%, 04/01/2056	154	210	2.50%, 07/29/2025	1,700	1,673
6.75%, 11/01/2025	102	125	2.50%, 11/22/2027	1,500	1,461
Uruguay Government International Bond			7.63%, 01/19/2023	12	14
4.13%, 11/20/2045	100	89	International Finance Corp
4.38%, 10/27/2027	940	940	1.13%, 07/20/2021	1,500	1,446
4.98%, 04/20/2055	210	200	2.25%, 01/25/2021	500	497
5.10%, 06/18/2050	500	491	Nordic Investment Bank
8.00%, 11/18/2022	1,015	1,143	2.25%, 02/01/2021	500	496
		$29,841			$32,241
Supranational Bank - 1.46%			Telecommunications - 1.22%
African Development Bank			America Movil SAB de CV
1.88%, 03/16/2020	500	495	3.13%, 07/16/2022	600	588
2.38%, 09/23/2021	400	397	6.13%, 03/30/2040	102	120
Asian Development Bank			6.38%, 03/01/2035	200	235
1.50%, 01/22/2020	300	297	AT&T Inc
1.75%, 01/10/2020	1,400	1,388	2.45%, 06/30/2020	600	592
1.75%, 06/08/2021	500	490	2.63%, 12/01/2022	630	605
1.75%, 09/13/2022	465	450	3.00%, 06/30/2022	200	195
1.75%, 08/14/2026	500	465	3.40%, 05/15/2025	200	188
1.88%, 02/18/2022	1,250	1,223	3.80%, 03/01/2024	25	25
2.13%, 11/24/2021	750	740	4.10%, 02/15/2028	81	78
2.13%, 03/19/2025	300	289	4.13%, 02/17/2026	30	29
2.25%, 01/20/2021	500	497	4.25%, 03/01/2027	530	519
2.75%, 03/17/2023	400	401	4.30%, 02/15/2030	1,101	1,040
2.75%, 01/19/2028	300	296	4.30%, 12/15/2042	221	188
5.82%, 06/16/2028	15	18	4.35%, 06/15/2045	1,005	849
6.38%, 10/01/2028	51	64	4.50%, 05/15/2035	1,225	1,100
Corp Andina de Fomento			4.50%, 03/09/2048	572	489
2.20%, 07/18/2020	1,000	984	4.55%, 03/09/2049	247	213
4.38%, 06/15/2022	22	23	4.60%, 02/15/2021	171	175
Council Of Europe Development Bank			4.75%, 05/15/2046	230	204
1.63%, 03/10/2020	300	297	5.15%, 03/15/2042	30	28
European Bank for Reconstruction &			5.15%, 11/15/2046	20	19
Development			5.35%, 09/01/2040	30	29
1.13%, 08/24/2020	500	488	5.45%, 03/01/2047	30	29
1.88%, 02/23/2022	250	244	5.65%, 02/15/2047	15	15
European Investment Bank			5.70%, 03/01/2057	530	521
1.38%, 09/15/2021	1,350	1,307	6.00%, 08/15/2040	663	670
1.63%, 03/16/2020	900	890	British Telecommunications PLC
2.00%, 03/15/2021	1,775	1,753	9.62%, 12/15/2030	77	104
2.25%, 03/15/2022	400	395
2.25%, 08/15/2022	1,000	987
2.38%, 05/24/2027	300	288

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Telecommunications (continued)			Transportation (continued)
Cisco Systems Inc			Burlington Northern Santa Fe LLC (continued)
1.85%, 09/20/2021	$350	$340	4.55%, 09/01/2044	$15	$16
2.20%, 02/28/2021	565	557	5.15%, 09/01/2043	350	392
2.20%, 09/20/2023	30	29	6.20%, 08/15/2036	500	609
2.50%, 09/20/2026	30	28	Canadian National Railway Co
2.95%, 02/28/2026	500	477	3.20%, 08/02/2046	400	343
3.63%, 03/04/2024	30	31	3.65%, 02/03/2048	75	69
4.45%, 01/15/2020	102	104	Canadian Pacific Railway Co
5.90%, 02/15/2039	680	837	4.00%, 06/01/2028	300	305
Deutsche Telekom International Finance BV			4.45%, 03/15/2023	128	133
8.75%, 06/15/2030	641	836	4.80%, 09/15/2035	500	519
Juniper Networks Inc			CSX Corp
4.60%, 03/15/2021	500	511	2.60%, 11/01/2026	300	273
Motorola Solutions Inc			3.25%, 06/01/2027	40	38
4.00%, 09/01/2024	500	487	3.35%, 11/01/2025	500	486
Orange SA			3.70%, 11/01/2023	500	507
4.13%, 09/14/2021	128	131	3.80%, 03/01/2028	100	98
5.38%, 01/13/2042	102	107	3.80%, 11/01/2046	30	26
Rogers Communications Inc			4.25%, 11/01/2066	400	346
3.00%, 03/15/2023	400	393	4.30%, 03/01/2048	105	100
4.30%, 02/15/2048	95	90	4.75%, 05/30/2042	277	276
5.00%, 03/15/2044	500	520	FedEx Corp
Telefonica Emisiones SA			2.63%, 08/01/2022	100	98
5.13%, 04/27/2020	918	937	3.25%, 04/01/2026	400	380
5.21%, 03/08/2047	530	485	3.88%, 08/01/2042	100	83
7.05%, 06/20/2036	295	336	4.40%, 01/15/2047	55	49
TELUS Corp			4.55%, 04/01/2046	400	364
4.60%, 11/16/2048	300	297	4.75%, 11/15/2045	525	495
Verizon Communications Inc			Kansas City Southern
1.75%, 08/15/2021	1,000	966	4.70%, 05/01/2048	300	293
2.45%, 11/01/2022	130	126	Norfolk Southern Corp
2.63%, 08/15/2026	25	23	3.25%, 12/01/2021	251	252
2.95%, 03/15/2022	746	738	3.85%, 01/15/2024	200	202
3.00%, 11/01/2021	60	60	3.94%, 11/01/2047	398	361
3.13%, 03/16/2022	260	258	4.84%, 10/01/2041	100	104
3.38%, 02/15/2025	40	39	Union Pacific Corp
3.50%, 11/01/2021	30	30	3.80%, 10/01/2051	577	489
3.85%, 11/01/2042	25	22	3.95%, 09/10/2028	210	210
4.13%, 03/16/2027	500	500	4.15%, 01/15/2045	350	328
4.27%, 01/15/2036	1,000	934	4.16%, 07/15/2022	256	262
4.33%, 09/21/2028	500	502	4.80%, 09/10/2058	225	224
4.40%, 11/01/2034	750	723	United Parcel Service Inc
4.50%, 08/10/2033	360	355	2.45%, 10/01/2022	10	10
4.60%, 04/01/2021	77	79	3.05%, 11/15/2027	500	476
4.81%, 03/15/2039	25	24	3.13%, 01/15/2021	1,128	1,137
4.86%, 08/21/2046	2,140	2,103	3.75%, 11/15/2047	140	126
5.01%, 04/15/2049	540	538	4.88%, 11/15/2040	25	27
5.01%, 08/21/2054	50	48	6.20%, 01/15/2038	23	28
5.15%, 09/15/2023	615	655			$11,552
5.50%, 03/16/2047	25	27	Water - 0.01%
Vodafone Group PLC			American Water Capital Corp
2.95%, 02/19/2023	200	193	3.75%, 09/01/2047	180	162
4.38%, 05/30/2028	560	543	6.59%, 10/15/2037	5	6
5.00%, 05/30/2038	420	394			$168
6.15%, 02/27/2037	201	211	TOTAL BONDS		$728,781
6.25%, 11/30/2032	500	552		Principal
		$27,023	MUNICIPAL BONDS - 0.84%	Amount (000's) Value (000's)
Toys, Games & Hobbies - 0.01%			California - 0.24%
Hasbro Inc			Bay Area Toll Authority
3.15%, 05/15/2021	250	246	6.26%, 04/01/2049	$300	$408
6.35%, 03/15/2040	25	26	6.92%, 04/01/2040	120	160
		$272	East Bay Municipal Utility District Water System
Transportation - 0.52%			Revenue
Burlington Northern Santa Fe LLC			5.87%, 06/01/2040	60	77
3.00%, 04/01/2025	500	484	Los Angeles Department of Water & Power Power
4.13%, 06/15/2047	30	29	System Revenue
4.15%, 04/01/2045	500	485	6.57%, 07/01/2045	150	208
4.45%, 03/15/2043	20	20

See accompanying notes.			128

Schedule of Investments
Bond Market Index Account
December 31, 2018

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)		MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
California (continued)			New Jersey (continued)
Los Angeles Unified School District/CA			New Jersey Transportation Trust Fund Authority
5.75%, 07/01/2034	$80	$95	5.75%, 12/15/2028	$190	$206
5.76%, 07/01/2029	50	58	6.56%, 12/15/2040	210	257
6.76%, 07/01/2034	530	682	New Jersey Turnpike Authority
Regents of the University of California Medical			7.10%, 01/01/2041	147	201
Center Pooled Revenue			Rutgers The State University of New
6.55%, 05/15/2048	250	330	Jersey (credit support from GO OF UNIV)
San Diego County Water Authority Financing			5.67%, 05/01/2040(i)	130	153
Corp					$2,072
6.14%, 05/01/2049	460	603	New York - 0.10%
Santa Clara Valley Transportation Authority			City of New York NY
5.88%, 04/01/2032	25	29	5.52%, 10/01/2037	25	29
State of California			Metropolitan Transportation Authority
3.50%, 04/01/2028	165	165	6.81%, 11/15/2040	135	179
7.30%, 10/01/2039	375	515	New York City Transitional Finance Authority
7.35%, 11/01/2039	500	690	Future Tax Secured Revenue
7.60%, 11/01/2040	180	262	5.51%, 08/01/2037	250	294
7.63%, 03/01/2040	280	399	New York City Water & Sewer System
7.95%, 03/01/2036	500	528	5.72%, 06/15/2042	270	338
University of California			5.95%, 06/15/2042	125	162
5.77%, 05/15/2043	200	241	New York State Dormitory Authority
		$5,450	5.60%, 03/15/2040	435	527
Connecticut - 0.05%			Port Authority of New York & New Jersey
State of Connecticut			4.46%, 10/01/2062	100	102
5.85%, 03/15/2032	1,025	1,173	4.96%, 08/01/2046	300	344
District of Columbia - 0.02%			Port Authority of New York & New Jersey (credit
District of Columbia Water & Sewer Authority			support from GO OF AUTH)
4.81%, 10/01/2114	450	498	6.04%, 12/01/2029(i)	50	61
Florida - 0.06%					$2,036
State Board of Administration Finance Corp			Ohio - 0.01%
3.00%, 07/01/2020	1,305	1,307	American Municipal Power Inc
Georgia - 0.02%			6.27%, 02/15/2050	69	86
Municipal Electric Authority of Georgia			Ohio State University/The
6.64%, 04/01/2057	151	160	4.91%, 06/01/2040	125	145
7.06%, 04/01/2057	200	225			$231
		$385	Pennsylvania - 0.03%
Illinois - 0.06%			State Public School Building Authority
Chicago Transit Authority			5.00%, 09/15/2027	500	548
6.20%, 12/01/2040	70	85	Texas - 0.10%
6.90%, 12/01/2040	200	255	City of San Antonio TX Electric & Gas Systems
City of Chicago IL			Revenue
6.31%, 01/01/2044	250	246	5.81%, 02/01/2041	135	171
County of Cook IL			Dallas Area Rapid Transit
6.23%, 11/15/2034	102	123	5.02%, 12/01/2048	50	58
State of Illinois			Dallas Convention Center Hotel Development
4.95%, 06/01/2023	30	30	Corp
5.10%, 06/01/2033	735	701	7.09%, 01/01/2042	70	90
7.35%, 07/01/2035	70	78	Dallas County Hospital District
		$1,518	5.62%, 08/15/2044	83	100
Kansas - 0.01%			Dallas Independent School District (credit
State of Kansas Department of Transportation			support from PSF-GTD)
4.60%, 09/01/2035	115	125	6.45%, 02/15/2035(i)	50	53
Massachusetts - 0.01%			Grand Parkway Transportation Corp
Commonwealth of Massachusetts			5.18%, 10/01/2042	300	352
4.20%, 12/01/2021	300	307	State of Texas
			4.68%, 04/01/2040	100	112
Nevada - 0.00%			5.52%, 04/01/2039	405	503
County of Clark Department of Aviation			Texas Transportation Commission State Highway
6.82%, 07/01/2045	25	36	Fund
6.88%, 07/01/2042	70	71	5.18%, 04/01/2030	625	710
		$107			$2,149
New Jersey - 0.10%			Utah - 0.01%
New Jersey Economic Development			State of Utah
Authority (credit support from AGM)			3.54%, 07/01/2025	300	307
0.00%, 02/15/2023(f),(i)	51	44
New Jersey Economic Development
Authority (credit support from NATL)
7.43%, 02/15/2029(i)	1,000	1,211

See accompanying notes.

     Schedule of Investments Bond Market Index Account December 31, 2018

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Wisconsin - 0.02%			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
State of Wisconsin (credit support from AGM)			3.00%, 11/01/2029	$138	$138
5.70%, 05/01/2026(i)	$400	$445	3.00%, 11/01/2029	223	224
TOTAL MUNICIPAL BONDS		$18,658	3.00%, 12/01/2029	46	46
U.S. GOVERNMENT & GOVERNMENT	Principal		3.00%, 07/01/2030	503	502
AGENCY OBLIGATIONS - 66.41%	Amount (000's) Value (000's)		3.00%, 09/01/2030	670	669
Federal Home Loan Mortgage Corporation (FHLMC) - 8.05%			3.00%, 11/01/2030	113	112
2.00%, 09/01/2028	$141	$139	3.00%, 11/01/2030	194	194
2.00%, 08/01/2029	670	653	3.00%, 11/01/2030	344	343
2.00%, 10/01/2031	119	114	3.00%, 01/01/2031	242	241
2.00%, 03/01/2032	224	214	3.00%, 02/01/2031	250	249
2.50%, 08/01/2027	97	96	3.00%, 04/01/2031	279	279
2.50%, 08/01/2027	98	97	3.00%, 02/01/2032	92	92
2.50%, 10/01/2027	182	180	3.00%, 05/01/2032	151	150
2.50%, 03/01/2028	409	405	3.00%, 12/01/2032	886	883
2.50%, 04/01/2028	83	82	3.00%, 12/01/2032	768	766
2.50%, 04/01/2028	30	29	3.00%, 01/01/2033	1,278	1,273
2.50%, 06/01/2028	214	212	3.00%, 02/01/2033	743	740
2.50%, 06/01/2028	534	528	3.00%, 03/01/2033	479	477
2.50%, 06/01/2028	109	108	3.00%, 04/01/2033	257	255
2.50%, 06/01/2028	95	94	3.00%, 04/01/2033	240	239
2.50%, 07/01/2028	362	358	3.00%, 06/01/2033	158	157
2.50%, 10/01/2028	182	180	3.00%, 09/01/2033	225	224
2.50%, 10/01/2028	198	195	3.00%, 09/01/2033	218	217
2.50%, 10/01/2029	480	472	3.00%, 12/01/2033	99	99
2.50%, 12/01/2029	580	570	3.00%, 12/01/2034	79	78
2.50%, 09/01/2030	948	927	3.00%, 01/01/2035	53	53
2.50%, 01/01/2031	1,011	987	3.00%, 02/01/2035	75	74
2.50%, 01/01/2031	151	147	3.00%, 05/01/2035	646	641
2.50%, 01/01/2031	84	82	3.00%, 02/01/2036	142	140
2.50%, 02/01/2031	110	107	3.00%, 09/01/2036	115	114
2.50%, 03/01/2031	327	319	3.00%, 11/01/2036	329	326
2.50%, 12/01/2031	353	345	3.00%, 02/01/2037	170	168
2.50%, 12/01/2031	314	307	3.00%, 05/01/2037	247	244
2.50%, 01/01/2032	437	427	3.00%, 06/01/2037	276	273
2.50%, 02/01/2032	389	380	3.00%, 07/01/2037	443	438
2.50%, 03/01/2032	508	496	3.00%, 09/01/2037	89	88
2.50%, 11/01/2032	1,032	1,008	3.00%, 01/01/2043	373	366
2.50%, 11/01/2032	37	36	3.00%, 01/01/2043	228	224
2.50%, 02/01/2033	286	279	3.00%, 01/01/2043	533	524
2.50%, 03/01/2033	921	900	3.00%, 02/01/2043	1,449	1,424
2.50%, 03/01/2033	415	405	3.00%, 03/01/2043	943	926
2.50%, 04/01/2033	380	371	3.00%, 04/01/2043	337	331
2.50%, 05/01/2033	188	184	3.00%, 05/01/2043	347	340
2.50%, 06/01/2033	292	285	3.00%, 06/01/2043	659	647
2.50%, 11/01/2036	210	202	3.00%, 06/01/2043	198	194
2.50%, 02/01/2043	194	183	3.00%, 07/01/2043	1,029	1,011
2.50%, 03/01/2043	150	142	3.00%, 07/01/2043	1,063	1,045
2.50%, 07/01/2045	176	167	3.00%, 07/01/2043	535	525
2.50%, 11/01/2046	88	83	3.00%, 07/01/2043	589	579
2.50%, 01/01/2047	92	87	3.00%, 07/01/2043	59	58
2.50%, 02/01/2047	41	39	3.00%, 08/01/2043	205	201
3.00%, 01/01/2021	66	66	3.00%, 08/01/2043	269	264
3.00%, 01/01/2026	59	59	3.00%, 08/01/2043	122	119
3.00%, 01/01/2027	180	181	3.00%, 08/01/2043	269	265
3.00%, 02/01/2027	112	112	3.00%, 08/01/2043	1,781	1,750
3.00%, 02/01/2027	162	162	3.00%, 08/01/2043	316	310
3.00%, 02/01/2027	70	71	3.00%, 08/01/2043	29	28
3.00%, 03/01/2027	29	29	3.00%, 09/01/2043	90	88
3.00%, 03/01/2027	139	140	3.00%, 09/01/2043	283	278
3.00%, 05/01/2027	123	123	3.00%, 09/01/2043	641	630
3.00%, 06/01/2027	110	110	3.00%, 09/01/2043	401	394
3.00%, 09/01/2028	57	57	3.00%, 10/01/2043	547	538
3.00%, 10/01/2028	412	413	3.00%, 10/01/2043	149	146
3.00%, 07/01/2029	508	509	3.00%, 03/01/2045	845	827
3.00%, 07/01/2029	294	294	3.00%, 04/01/2045	275	269
3.00%, 08/01/2029	222	222	3.00%, 06/01/2045	959	938
3.00%, 09/01/2029	89	89	3.00%, 07/01/2045	545	534
3.00%, 10/01/2029	133	133	3.00%, 07/01/2045	570	557

See accompanying notes.

     Schedule of Investments Bond Market Index Account December 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 08/01/2045	$1,063	$1,039	3.50%, 09/01/2033	$588	$595
3.00%, 08/01/2045	345	337	3.50%, 01/01/2034	85	87
3.00%, 08/01/2045	275	269	3.50%, 01/01/2035	177	180
3.00%, 12/01/2045	1,587	1,549	3.50%, 02/01/2035	163	165
3.00%, 03/01/2046	314	307	3.50%, 07/01/2035	200	203
3.00%, 03/01/2046	740	722	3.50%, 09/01/2035	412	417
3.00%, 04/01/2046	125	122	3.50%, 04/01/2037	125	126
3.00%, 04/01/2046	1,067	1,041	3.50%, 06/01/2037	296	299
3.00%, 05/01/2046	236	230	3.50%, 02/01/2041	34	34
3.00%, 07/01/2046	64	63	3.50%, 05/01/2041	380	383
3.00%, 09/01/2046	1,157	1,129	3.50%, 10/01/2041	33	33
3.00%, 10/01/2046	906	884	3.50%, 11/01/2041	36	36
3.00%, 11/01/2046	1,264	1,233	3.50%, 01/01/2042	84	84
3.00%, 11/01/2046	172	168	3.50%, 01/01/2042(j)	12,100	12,093
3.00%, 11/01/2046	1,004	980	3.50%, 02/01/2042(j)	1,000	999
3.00%, 11/01/2046	1,730	1,687	3.50%, 02/01/2042	500	504
3.00%, 12/01/2046	1,221	1,190	3.50%, 02/01/2042	32	33
3.00%, 12/01/2046	1,498	1,462	3.50%, 03/01/2042	12	12
3.00%, 01/01/2047	1,974	1,925	3.50%, 03/01/2042	44	44
3.00%, 01/01/2047	27	26	3.50%, 04/01/2042	126	126
3.00%, 03/01/2047	1,798	1,754	3.50%, 04/01/2042	130	131
3.00%, 03/01/2048	987	962	3.50%, 04/01/2042	87	88
3.00%, 06/01/2048	222	217	3.50%, 04/01/2042	28	28
3.00%, 09/01/2048	169	165	3.50%, 04/01/2042	99	100
3.00%, 10/01/2048	100	97	3.50%, 06/01/2042	300	302
3.50%, 04/01/2021	75	76	3.50%, 06/01/2042	78	79
3.50%, 10/01/2023	53	53	3.50%, 06/01/2042	82	82
3.50%, 10/01/2025	9	10	3.50%, 07/01/2042	416	420
3.50%, 10/01/2025	157	159	3.50%, 07/01/2042	501	505
3.50%, 10/01/2025	7	7	3.50%, 08/01/2042	491	495
3.50%, 11/01/2025	218	221	3.50%, 08/01/2042	108	109
3.50%, 11/01/2025	5	5	3.50%, 08/01/2042	216	218
3.50%, 11/01/2025	3	3	3.50%, 02/01/2043	499	503
3.50%, 11/01/2025	8	8	3.50%, 08/01/2043	43	43
3.50%, 11/01/2025	18	19	3.50%, 02/01/2044	594	597
3.50%, 11/01/2025	23	23	3.50%, 06/01/2044	847	853
3.50%, 12/01/2025	18	18	3.50%, 08/01/2044	535	538
3.50%, 12/01/2025	7	7	3.50%, 09/01/2044	459	461
3.50%, 01/01/2026	348	352	3.50%, 02/01/2045	502	504
3.50%, 01/01/2026	13	13	3.50%, 03/01/2045	718	721
3.50%, 02/01/2026	11	11	3.50%, 06/01/2045	797	799
3.50%, 04/01/2026	30	30	3.50%, 07/01/2045	1,369	1,374
3.50%, 05/01/2026	48	49	3.50%, 09/01/2045	37	37
3.50%, 06/01/2026	8	8	3.50%, 09/01/2045	785	788
3.50%, 06/01/2026	5	5	3.50%, 10/01/2045	873	876
3.50%, 07/01/2026	27	28	3.50%, 11/01/2045	1,393	1,398
3.50%, 07/01/2026	5	5	3.50%, 12/01/2045	775	778
3.50%, 07/01/2026	18	18	3.50%, 12/01/2045	1,115	1,119
3.50%, 08/01/2026	18	18	3.50%, 12/01/2045	133	133
3.50%, 08/01/2026	66	67	3.50%, 01/01/2046	153	154
3.50%, 09/01/2026	24	25	3.50%, 01/01/2046	397	398
3.50%, 10/01/2026	15	15	3.50%, 03/01/2046	301	302
3.50%, 12/01/2026	225	228	3.50%, 03/01/2046	3,784	3,796
3.50%, 01/01/2027(j)	500	506	3.50%, 03/01/2046	729	731
3.50%, 01/01/2027	28	28	3.50%, 04/01/2046	913	916
3.50%, 12/01/2028	65	66	3.50%, 05/01/2046	1,003	1,006
3.50%, 01/01/2029	189	192	3.50%, 06/01/2046	1,127	1,127
3.50%, 03/01/2029	34	35	3.50%, 08/01/2046	774	774
3.50%, 06/01/2029	223	226	3.50%, 04/01/2047	1,381	1,383
3.50%, 07/01/2029	87	89	3.50%, 08/01/2047	1,349	1,350
3.50%, 08/01/2029	40	41	3.50%, 11/01/2047	974	974
3.50%, 09/01/2029	56	57	3.50%, 11/01/2047	1,286	1,286
3.50%, 01/01/2030	31	31	3.50%, 01/01/2048	500	500
3.50%, 01/01/2032	127	129	3.50%, 05/01/2048	195	195
3.50%, 02/01/2032	79	81	3.50%, 06/01/2048	491	491
3.50%, 03/01/2032	98	100	3.50%, 06/01/2048	972	972
3.50%, 04/01/2032	91	93	3.50%, 06/01/2048	495	494
3.50%, 08/01/2032	77	79	3.50%, 09/01/2048	376	376

See accompanying notes.

     Schedule of Investments Bond Market Index Account December 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 09/01/2048	$593	$593	4.00%, 03/01/2042	$87	$89
3.50%, 10/01/2048	498	498	4.00%, 06/01/2042	136	140
3.50%, 11/01/2048	572	572	4.00%, 06/01/2042	166	170
4.00%, 10/01/2020	8	8	4.00%, 02/01/2043(j)	1,700	1,732
4.00%, 05/01/2024	47	49	4.00%, 08/01/2043	808	829
4.00%, 05/01/2024	22	22	4.00%, 11/01/2043	15	15
4.00%, 12/01/2024	8	8	4.00%, 01/01/2044	182	186
4.00%, 01/01/2025	14	14	4.00%, 02/01/2044	432	443
4.00%, 02/01/2025	5	6	4.00%, 02/01/2044	68	70
4.00%, 03/01/2025	5	5	4.00%, 02/01/2044	215	220
4.00%, 03/01/2025	11	11	4.00%, 03/01/2044	132	136
4.00%, 04/01/2025	8	9	4.00%, 04/01/2044	566	578
4.00%, 06/01/2025	14	14	4.00%, 05/01/2044	150	153
4.00%, 06/01/2025	7	7	4.00%, 05/01/2044	59	61
4.00%, 06/01/2025	7	7	4.00%, 07/01/2044	449	459
4.00%, 06/01/2025	140	143	4.00%, 07/01/2044	87	89
4.00%, 07/01/2025	4	4	4.00%, 07/01/2044	379	388
4.00%, 07/01/2025	195	200	4.00%, 10/01/2044	400	409
4.00%, 08/01/2025	8	8	4.00%, 11/01/2044	746	763
4.00%, 08/01/2025	13	13	4.00%, 12/01/2044	14	14
4.00%, 09/01/2025	2	2	4.00%, 12/01/2044	869	888
4.00%, 10/01/2025	27	28	4.00%, 01/01/2045	241	246
4.00%, 02/01/2026	13	14	4.00%, 02/01/2045	371	379
4.00%, 05/01/2026	37	38	4.00%, 02/01/2045	24	24
4.00%, 07/01/2026	27	28	4.00%, 04/01/2045	308	314
4.00%, 01/01/2027(j)	425	435	4.00%, 04/01/2045	13	13
4.00%, 12/01/2030	41	42	4.00%, 05/01/2045	151	155
4.00%, 08/01/2031	44	46	4.00%, 06/01/2045	336	344
4.00%, 10/01/2031	59	61	4.00%, 07/01/2045	353	360
4.00%, 11/01/2031	19	19	4.00%, 08/01/2045	66	67
4.00%, 12/01/2031	30	31	4.00%, 08/01/2045	116	119
4.00%, 11/01/2033	84	87	4.00%, 08/01/2045	129	132
4.00%, 01/01/2034	139	144	4.00%, 08/01/2045	1,216	1,242
4.00%, 07/01/2035	59	61	4.00%, 09/01/2045	14	14
4.00%, 03/01/2037	264	272	4.00%, 09/01/2045	1,432	1,462
4.00%, 05/01/2038	139	143	4.00%, 09/01/2045	396	405
4.00%, 06/01/2039	3	3	4.00%, 10/01/2045	1,522	1,554
4.00%, 07/01/2039	29	30	4.00%, 11/01/2045	877	895
4.00%, 09/01/2039	18	19	4.00%, 12/01/2045	389	397
4.00%, 12/01/2039	20	21	4.00%, 01/01/2046	104	106
4.00%, 12/01/2039	14	14	4.00%, 02/01/2046	18	19
4.00%, 01/01/2040	22	23	4.00%, 03/01/2047	1,362	1,390
4.00%, 03/01/2040	10	11	4.00%, 08/01/2047	1,459	1,488
4.00%, 09/01/2040	28	29	4.00%, 07/01/2048	475	484
4.00%, 09/01/2040	5	5	4.00%, 08/01/2048	978	997
4.00%, 10/01/2040	46	47	4.00%, 09/01/2048	859	876
4.00%, 10/01/2040	23	23	4.00%, 09/01/2048	46	47
4.00%, 12/01/2040	39	40	4.00%, 09/01/2048	41	42
4.00%, 12/01/2040	74	76	4.50%, 04/01/2023	5	5
4.00%, 12/01/2040	43	45	4.50%, 08/01/2023	84	86
4.00%, 12/01/2040	35	36	4.50%, 01/01/2024	3	3
4.00%, 12/01/2040	28	28	4.50%, 01/01/2024	4	4
4.00%, 02/01/2041	88	91	4.50%, 04/01/2024	45	47
4.00%, 02/01/2041	62	64	4.50%, 05/01/2024	78	81
4.00%, 02/01/2041	273	281	4.50%, 07/01/2024	5	5
4.00%, 04/01/2041	32	33	4.50%, 09/01/2024	11	11
4.00%, 07/01/2041	25	26	4.50%, 09/01/2024	12	13
4.00%, 08/01/2041	52	54	4.50%, 11/01/2024	66	68
4.00%, 08/01/2041	23	24	4.50%, 04/01/2025	12	12
4.00%, 10/01/2041	9	10	4.50%, 05/01/2025	5	5
4.00%, 10/01/2041	29	30	4.50%, 07/01/2025	13	13
4.00%, 10/01/2041	74	76	4.50%, 09/01/2026	66	68
4.00%, 10/01/2041	35	36	4.50%, 02/01/2030	14	14
4.00%, 10/01/2041	79	81	4.50%, 08/01/2030	10	11
4.00%, 11/01/2041	95	98	4.50%, 05/01/2031	13	14
4.00%, 11/01/2041	52	54	4.50%, 06/01/2031	88	92
4.00%, 11/01/2041	158	162	4.50%, 08/01/2035	37	39
4.00%, 01/01/2042(j)	13,200	13,457	4.50%, 08/01/2035	91	94

See accompanying notes.

     Schedule of Investments Bond Market Index Account December 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 08/01/2036	$15	$15	4.50%, 03/01/2044	$191	$197
4.50%, 02/01/2039	33	34	4.50%, 03/01/2044	72	74
4.50%, 02/01/2039	1	1	4.50%, 05/01/2044	308	319
4.50%, 03/01/2039	25	26	4.50%, 05/01/2044	38	39
4.50%, 04/01/2039	46	48	4.50%, 05/01/2044	34	35
4.50%, 05/01/2039	60	63	4.50%, 07/01/2044	78	81
4.50%, 05/01/2039	120	125	4.50%, 07/01/2044	121	125
4.50%, 06/01/2039	27	28	4.50%, 09/01/2044	120	124
4.50%, 06/01/2039	146	152	4.50%, 07/01/2045	16	16
4.50%, 09/01/2039	250	261	4.50%, 09/01/2045	88	91
4.50%, 10/01/2039	61	64	4.50%, 10/01/2045	151	157
4.50%, 10/01/2039	105	109	4.50%, 02/01/2046	605	627
4.50%, 11/01/2039	25	26	4.50%, 03/01/2047	726	752
4.50%, 11/01/2039	40	42	4.50%, 03/01/2047	159	165
4.50%, 11/01/2039	42	44	4.50%, 04/01/2047	195	202
4.50%, 11/01/2039	16	17	4.50%, 06/01/2047	423	438
4.50%, 12/01/2039	68	71	4.50%, 09/01/2047	397	411
4.50%, 12/01/2039	20	21	4.50%, 11/01/2047	93	96
4.50%, 02/01/2040	37	39	4.50%, 05/01/2048	499	516
4.50%, 02/01/2040	72	76	4.50%, 07/01/2048	966	1,000
4.50%, 02/01/2040	9	9	4.50%, 09/01/2048	547	567
4.50%, 02/01/2040	64	67	4.50%, 12/01/2048	449	465
4.50%, 04/01/2040	40	42	5.00%, 12/01/2019	2	2
4.50%, 05/01/2040	15	15	5.00%, 12/01/2021	2	2
4.50%, 05/01/2040	50	52	5.00%, 02/01/2022	2	2
4.50%, 07/01/2040	42	44	5.00%, 09/01/2022	3	4
4.50%, 07/01/2040	38	39	5.00%, 06/01/2023	70	73
4.50%, 08/01/2040	16	17	5.00%, 06/01/2023	3	3
4.50%, 08/01/2040	23	24	5.00%, 09/01/2023	69	72
4.50%, 08/01/2040	17	17	5.00%, 12/01/2023	36	37
4.50%, 08/01/2040	32	34	5.00%, 04/01/2024	30	31
4.50%, 08/01/2040	74	77	5.00%, 07/01/2024	4	4
4.50%, 09/01/2040	16	17	5.00%, 01/01/2025	101	106
4.50%, 09/01/2040	15	16	5.00%, 06/01/2025	4	5
4.50%, 09/01/2040	9	10	5.00%, 06/01/2026	19	19
4.50%, 10/01/2040	160	167	5.00%, 12/01/2027	33	35
4.50%, 02/01/2041	29	30	5.00%, 02/01/2030	6	7
4.50%, 03/01/2041	256	267	5.00%, 03/01/2030	4	4
4.50%, 03/01/2041	395	414	5.00%, 08/01/2033	5	5
4.50%, 03/01/2041	335	348	5.00%, 08/01/2033	34	36
4.50%, 03/01/2041	47	50	5.00%, 09/01/2033	10	11
4.50%, 04/01/2041	43	45	5.00%, 09/01/2033	5	6
4.50%, 04/01/2041	63	66	5.00%, 03/01/2034	9	9
4.50%, 05/01/2041	71	73	5.00%, 04/01/2034	99	105
4.50%, 05/01/2041	22	23	5.00%, 04/01/2034	13	14
4.50%, 05/01/2041	66	69	5.00%, 05/01/2034	28	29
4.50%, 06/01/2041	24	25	5.00%, 05/01/2035	25	26
4.50%, 06/01/2041	31	33	5.00%, 06/01/2035	138	147
4.50%, 06/01/2041	15	16	5.00%, 08/01/2035	3	4
4.50%, 06/01/2041	34	35	5.00%, 08/01/2035	8	9
4.50%, 07/01/2041	43	45	5.00%, 09/01/2035	8	9
4.50%, 07/01/2041	40	42	5.00%, 09/01/2035	22	23
4.50%, 08/01/2041	24	25	5.00%, 10/01/2035	10	10
4.50%, 09/01/2041	183	189	5.00%, 11/01/2035	41	43
4.50%, 10/01/2041	63	66	5.00%, 12/01/2035	23	25
4.50%, 11/01/2041	283	295	5.00%, 12/01/2035	36	38
4.50%, 03/01/2042	52	54	5.00%, 04/01/2036	1	2
4.50%, 01/01/2043(j)	1,775	1,837	5.00%, 06/01/2036	4	4
4.50%, 02/01/2043(j)	900	931	5.00%, 08/01/2036	20	21
4.50%, 09/01/2043	39	40	5.00%, 10/01/2036	79	84
4.50%, 09/01/2043	232	241	5.00%, 01/01/2037	40	43
4.50%, 10/01/2043	17	18	5.00%, 01/01/2038	248	263
4.50%, 11/01/2043	142	148	5.00%, 02/01/2038	11	12
4.50%, 11/01/2043	14	14	5.00%, 02/01/2038	108	114
4.50%, 11/01/2043	67	69	5.00%, 03/01/2038	1	1
4.50%, 11/01/2043	129	134	5.00%, 06/01/2038	4	4
4.50%, 01/01/2044	111	115	5.00%, 09/01/2038	8	8
4.50%, 01/01/2044	170	176	5.00%, 09/01/2038	1	1

See accompanying notes.

     Schedule of Investments Bond Market Index Account December 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 11/01/2038	$14	$15	5.50%, 01/01/2038	$28	$30
5.00%, 11/01/2038	211	223	5.50%, 04/01/2038	3	3
5.00%, 12/01/2038	215	227	5.50%, 04/01/2038	17	18
5.00%, 01/01/2039	21	23	5.50%, 04/01/2038	1	1
5.00%, 01/01/2039	230	244	5.50%, 05/01/2038	5	5
5.00%, 02/01/2039	12	13	5.50%, 05/01/2038	3	4
5.00%, 03/01/2039	22	23	5.50%, 06/01/2038	8	9
5.00%, 06/01/2039	5	6	5.50%, 06/01/2038	52	55
5.00%, 07/01/2039	17	18	5.50%, 06/01/2038	1	1
5.00%, 09/01/2039	337	357	5.50%, 07/01/2038	17	18
5.00%, 09/01/2039	47	50	5.50%, 07/01/2038	73	78
5.00%, 10/01/2039	37	40	5.50%, 07/01/2038	1	1
5.00%, 01/01/2040	61	65	5.50%, 07/01/2038	3	3
5.00%, 01/01/2040	228	241	5.50%, 08/01/2038	19	20
5.00%, 03/01/2040	9	10	5.50%, 09/01/2038	5	6
5.00%, 05/01/2040	152	162	5.50%, 09/01/2038	89	95
5.00%, 07/01/2040	36	38	5.50%, 10/01/2038	3	3
5.00%, 07/01/2040	32	34	5.50%, 10/01/2038	77	82
5.00%, 08/01/2040	102	108	5.50%, 11/01/2038	3	3
5.00%, 08/01/2040	76	80	5.50%, 11/01/2038	1	1
5.00%, 08/01/2040	24	25	5.50%, 12/01/2038	71	77
5.00%, 09/01/2040	78	81	5.50%, 01/01/2039	10	11
5.00%, 02/01/2041	476	504	5.50%, 02/01/2039	93	100
5.00%, 04/01/2041	152	161	5.50%, 03/01/2039	197	212
5.00%, 04/01/2041	32	34	5.50%, 04/01/2039	117	126
5.00%, 05/01/2041	6	6	5.50%, 04/01/2039	10	10
5.00%, 06/01/2041	114	120	5.50%, 09/01/2039	34	36
5.00%, 07/01/2041	32	33	5.50%, 12/01/2039	21	23
5.00%, 09/01/2041	40	42	5.50%, 01/01/2040	22	23
5.00%, 10/01/2041	73	77	5.50%, 02/01/2040	189	204
5.00%, 10/01/2041	96	102	5.50%, 03/01/2040	3	3
5.00%, 10/01/2041	48	51	5.50%, 06/01/2040	27	28
5.00%, 11/01/2041	304	318	5.50%, 06/01/2041	269	290
5.00%, 11/01/2041	128	136	5.50%, 06/01/2041	26	28
5.50%, 01/01/2022	2	2	6.00%, 11/01/2022	2	2
5.50%, 04/01/2023	11	11	6.00%, 02/01/2027	10	11
5.50%, 01/01/2028	83	88	6.00%, 07/01/2029	1	1
5.50%, 12/01/2032	34	36	6.00%, 07/01/2029	3	4
5.50%, 03/01/2033	2	2	6.00%, 12/01/2031	2	2
5.50%, 12/01/2033	1	2	6.00%, 01/01/2032	16	17
5.50%, 01/01/2034	54	58	6.00%, 11/01/2033	28	31
5.50%, 01/01/2034	10	11	6.00%, 06/01/2034	22	24
5.50%, 02/01/2034	80	85	6.00%, 08/01/2034	2	3
5.50%, 03/01/2034	20	21	6.00%, 05/01/2036	11	12
5.50%, 10/01/2034	1	1	6.00%, 06/01/2036	29	31
5.50%, 10/01/2034	7	8	6.00%, 11/01/2036	20	22
5.50%, 02/01/2035	17	18	6.00%, 12/01/2036	114	125
5.50%, 03/01/2035	12	12	6.00%, 02/01/2037	2	2
5.50%, 05/01/2035	12	13	6.00%, 03/01/2037	1	1
5.50%, 11/01/2035	18	20	6.00%, 05/01/2037	1	1
5.50%, 04/01/2036	189	204	6.00%, 10/01/2037	9	10
5.50%, 05/01/2036	6	6	6.00%, 11/01/2037	13	14
5.50%, 05/01/2036	25	27	6.00%, 12/01/2037	45	49
5.50%, 07/01/2036	65	70	6.00%, 12/01/2037	2	2
5.50%, 07/01/2036	18	19	6.00%, 01/01/2038	1	1
5.50%, 11/01/2036	8	8	6.00%, 01/01/2038	42	46
5.50%, 12/01/2036	3	3	6.00%, 01/01/2038	3	3
5.50%, 12/01/2036	131	142	6.00%, 01/01/2038	11	12
5.50%, 12/01/2036	1	1	6.00%, 01/01/2038	9	10
5.50%, 12/01/2036	119	129	6.00%, 01/01/2038	12	13
5.50%, 01/01/2037	122	131	6.00%, 04/01/2038	69	75
5.50%, 02/01/2037	1	1	6.00%, 05/01/2038	17	19
5.50%, 02/01/2037	36	38	6.00%, 07/01/2038	4	4
5.50%, 07/01/2037	8	8	6.00%, 07/01/2038	10	11
5.50%, 07/01/2037	2	2	6.00%, 08/01/2038	6	7
5.50%, 09/01/2037	5	5	6.00%, 09/01/2038	6	7
5.50%, 11/01/2037	5	6	6.00%, 09/01/2038	4	4
5.50%, 01/01/2038	4	5	6.00%, 12/01/2039	2	2

See accompanying notes.

     Schedule of Investments Bond Market Index Account December 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
6.50%, 04/01/2028	$1	$1	2.50%, 05/01/2031	$193	$189
6.50%, 05/01/2031	3	4	2.50%, 06/01/2031	325	317
6.50%, 10/01/2031	1	1	2.50%, 09/01/2031	91	89
6.50%, 04/01/2035	1	1	2.50%, 11/01/2031	1,099	1,073
6.50%, 09/01/2036	6	7	2.50%, 12/01/2031	478	467
6.50%, 10/01/2037	14	16	2.50%, 12/01/2031	549	536
6.50%, 11/01/2037	5	6	2.50%, 01/01/2032	555	542
6.50%, 12/01/2037	1	1	2.50%, 01/01/2032	1,036	1,012
6.50%, 02/01/2038	2	3	2.50%, 02/01/2032	626	611
6.50%, 09/01/2038	8	9	2.50%, 03/01/2032	263	257
6.50%, 10/01/2038	3	4	2.50%, 03/01/2032	277	271
6.50%, 01/01/2039	5	6	2.50%, 04/01/2032	378	369
6.50%, 09/01/2039	12	13	2.50%, 08/01/2032	41	40
7.00%, 10/01/2029	1	1	2.50%, 11/01/2032	49	48
7.00%, 09/01/2031	3	4	2.50%, 12/01/2032	141	138
7.00%, 09/01/2038	4	5	2.50%, 01/01/2033	24	23
7.50%, 07/01/2029	12	13	2.50%, 01/01/2033	555	543
7.50%, 10/01/2030	1	2	2.50%, 01/01/2033	37	36
		$178,226	2.50%, 01/01/2033	53	52
Federal National Mortgage Association (FNMA) - 12.23%			2.50%, 02/01/2033	837	818
2.00%, 08/01/2028	129	126	2.50%, 07/01/2033	110	107
2.00%, 09/01/2028	152	148	2.50%, 10/01/2036	62	60
2.00%, 11/01/2028	37	37	2.50%, 10/01/2036	163	157
2.00%, 01/01/2029	13	13	2.50%, 12/01/2036	260	249
2.00%, 05/01/2029	625	611	2.50%, 01/01/2043	582	552
2.00%, 05/01/2030	309	295	2.50%, 07/01/2043	64	60
2.00%, 01/01/2032	196	188	2.50%, 08/01/2043	125	119
2.00%, 03/01/2032	286	273	2.50%, 10/01/2043	349	331
2.00%, 04/01/2032	227	217	2.50%, 05/01/2046	79	75
2.00%, 11/01/2032	22	21	2.50%, 05/01/2046	45	42
2.50%, 12/01/2027	11	11	2.50%, 11/01/2046	17	16
2.50%, 01/01/2028	192	190	2.50%, 12/01/2046	154	146
2.50%, 02/01/2028	45	45	3.00%, 09/01/2026	45	45
2.50%, 06/01/2028	14	14	3.00%, 11/01/2026	54	54
2.50%, 06/01/2028	311	307	3.00%, 11/01/2026	155	155
2.50%, 07/01/2028	214	210	3.00%, 01/01/2027	44	44
2.50%, 08/01/2028	13	12	3.00%, 02/01/2027	272	273
2.50%, 08/01/2028	215	212	3.00%, 02/01/2027	40	40
2.50%, 08/01/2028	117	116	3.00%, 04/01/2027	64	64
2.50%, 08/01/2028	235	231	3.00%, 04/01/2027	1,276	1,280
2.50%, 09/01/2028	256	253	3.00%, 04/01/2027	65	65
2.50%, 09/01/2028	88	87	3.00%, 07/01/2027	182	183
2.50%, 10/01/2028	304	300	3.00%, 08/01/2027	205	205
2.50%, 05/01/2029	43	42	3.00%, 09/01/2027	10	10
2.50%, 06/01/2029	439	433	3.00%, 10/01/2027	171	172
2.50%, 07/01/2029	167	163	3.00%, 01/01/2028(j)	200	200
2.50%, 07/01/2029	136	133	3.00%, 08/01/2028	33	33
2.50%, 07/01/2029	254	249	3.00%, 10/01/2028	396	396
2.50%, 09/01/2029	295	288	3.00%, 11/01/2028	231	232
2.50%, 09/01/2029	44	43	3.00%, 12/01/2028	35	35
2.50%, 12/01/2029	62	61	3.00%, 12/01/2028	24	24
2.50%, 12/01/2029	182	179	3.00%, 02/01/2029	174	175
2.50%, 12/01/2029	55	54	3.00%, 03/01/2029	160	160
2.50%, 01/01/2030	231	227	3.00%, 03/01/2029	281	281
2.50%, 02/01/2030	109	107	3.00%, 04/01/2029	42	42
2.50%, 04/01/2030	298	292	3.00%, 04/01/2029	224	224
2.50%, 04/01/2030	15	15	3.00%, 05/01/2029	81	81
2.50%, 05/01/2030	613	600	3.00%, 05/01/2029	205	205
2.50%, 06/01/2030	65	64	3.00%, 05/01/2029	48	48
2.50%, 06/01/2030	376	367	3.00%, 06/01/2029	140	140
2.50%, 06/01/2030	71	69	3.00%, 07/01/2029	91	91
2.50%, 06/01/2030	108	106	3.00%, 07/01/2029	10	10
2.50%, 08/01/2030	151	147	3.00%, 08/01/2029	22	22
2.50%, 08/01/2030	746	730	3.00%, 08/01/2029	186	186
2.50%, 01/01/2031	249	244	3.00%, 08/01/2029	191	192
2.50%, 01/01/2031	271	265	3.00%, 08/01/2029	204	204
2.50%, 02/01/2031	320	313	3.00%, 10/01/2029	130	130
2.50%, 02/01/2031	298	292	3.00%, 10/01/2029	94	94

See accompanying notes.

     Schedule of Investments Bond Market Index Account December 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.00%, 10/01/2029	$130	$130	3.00%, 06/01/2043	$1,028	$1,007
3.00%, 10/01/2029	144	144	3.00%, 06/01/2043	405	398
3.00%, 11/01/2029	120	120	3.00%, 06/01/2043	29	28
3.00%, 01/01/2030	633	633	3.00%, 06/01/2043	565	555
3.00%, 01/01/2030	264	264	3.00%, 06/01/2043	711	698
3.00%, 01/01/2030	68	68	3.00%, 06/01/2043	530	521
3.00%, 01/01/2030	582	582	3.00%, 07/01/2043	187	183
3.00%, 03/01/2030	344	344	3.00%, 07/01/2043	744	731
3.00%, 06/01/2030	341	341	3.00%, 07/01/2043	302	297
3.00%, 06/01/2030	370	371	3.00%, 07/01/2043	438	430
3.00%, 08/01/2030	273	273	3.00%, 07/01/2043	245	241
3.00%, 09/01/2030	128	128	3.00%, 07/01/2043	44	43
3.00%, 09/01/2030	638	638	3.00%, 07/01/2043	35	35
3.00%, 10/01/2030	366	366	3.00%, 08/01/2043	76	75
3.00%, 11/01/2030	174	174	3.00%, 08/01/2043	126	124
3.00%, 11/01/2030	57	57	3.00%, 08/01/2043	190	187
3.00%, 02/01/2031	169	169	3.00%, 08/01/2043	546	536
3.00%, 09/01/2031	83	83	3.00%, 08/01/2043	199	195
3.00%, 04/01/2032	40	40	3.00%, 08/01/2043	308	303
3.00%, 04/01/2032	1,456	1,454	3.00%, 08/01/2043	603	593
3.00%, 05/01/2032	200	199	3.00%, 08/01/2043	917	901
3.00%, 08/01/2032	316	315	3.00%, 09/01/2043	16	15
3.00%, 10/01/2032	347	345	3.00%, 09/01/2043	760	746
3.00%, 01/01/2033	68	68	3.00%, 09/01/2043	23	22
3.00%, 02/01/2033	1,353	1,351	3.00%, 09/01/2043	337	331
3.00%, 08/01/2033	824	819	3.00%, 09/01/2043	15	15
3.00%, 05/01/2034	174	173	3.00%, 10/01/2043	972	955
3.00%, 10/01/2034	86	85	3.00%, 10/01/2043	180	175
3.00%, 11/01/2034	229	228	3.00%, 11/01/2043	192	188
3.00%, 02/01/2035	211	210	3.00%, 11/01/2043	117	115
3.00%, 02/01/2035	252	250	3.00%, 11/01/2043	282	277
3.00%, 03/01/2035	109	108	3.00%, 11/01/2043	108	106
3.00%, 04/01/2035	116	115	3.00%, 12/01/2043	19	18
3.00%, 06/01/2035	256	254	3.00%, 01/01/2044	136	134
3.00%, 07/01/2035	96	95	3.00%, 01/01/2045	26	26
3.00%, 11/01/2035	147	146	3.00%, 01/01/2045	719	705
3.00%, 07/01/2036	231	228	3.00%, 05/01/2045	902	884
3.00%, 12/01/2036	474	469	3.00%, 06/01/2045	66	65
3.00%, 12/01/2036	329	325	3.00%, 06/01/2045	26	26
3.00%, 12/01/2036	661	654	3.00%, 09/01/2045	161	157
3.00%, 02/01/2037	276	273	3.00%, 09/01/2045	168	165
3.00%, 02/01/2037	43	42	3.00%, 10/01/2045	571	559
3.00%, 04/01/2037	147	145	3.00%, 11/01/2045	151	148
3.00%, 04/01/2037	171	169	3.00%, 11/01/2045	334	326
3.00%, 07/01/2037	108	107	3.00%, 12/01/2045	768	750
3.00%, 08/01/2037	178	176	3.00%, 12/01/2045	53	52
3.00%, 09/01/2037	447	442	3.00%, 12/01/2045	53	52
3.00%, 04/01/2042	235	231	3.00%, 12/01/2045	96	94
3.00%, 09/01/2042	125	123	3.00%, 01/01/2046	500	488
3.00%, 11/01/2042	819	805	3.00%, 01/01/2046	25	24
3.00%, 12/01/2042	124	122	3.00%, 02/01/2046	927	904
3.00%, 02/01/2043	535	526	3.00%, 02/01/2046	278	271
3.00%, 02/01/2043	878	863	3.00%, 02/01/2046	548	534
3.00%, 02/01/2043	522	513	3.00%, 02/01/2046	30	29
3.00%, 04/01/2043	1,188	1,168	3.00%, 03/01/2046	72	70
3.00%, 04/01/2043	414	407	3.00%, 04/01/2046	135	132
3.00%, 04/01/2043	315	309	3.00%, 04/01/2046	871	849
3.00%, 04/01/2043	289	284	3.00%, 05/01/2046	362	353
3.00%, 04/01/2043	536	527	3.00%, 05/01/2046	503	491
3.00%, 04/01/2043	425	417	3.00%, 05/01/2046	129	126
3.00%, 04/01/2043	443	436	3.00%, 05/01/2046	85	83
3.00%, 04/01/2043	718	706	3.00%, 06/01/2046	185	180
3.00%, 04/01/2043	536	527	3.00%, 07/01/2046	74	72
3.00%, 05/01/2043	598	588	3.00%, 07/01/2046	912	890
3.00%, 05/01/2043	325	320	3.00%, 08/01/2046	257	251
3.00%, 05/01/2043	63	62	3.00%, 08/01/2046	922	899
3.00%, 05/01/2043	397	391	3.00%, 09/01/2046	439	428
3.00%, 06/01/2043	20	19	3.00%, 09/01/2046	1,160	1,131

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.00%, 09/01/2046	$1,169	$1,140	3.50%, 12/01/2028	$130	$132
3.00%, 09/01/2046	298	290	3.50%, 01/01/2029	121	123
3.00%, 10/01/2046	201	196	3.50%, 03/01/2029	218	221
3.00%, 10/01/2046	1,637	1,596	3.50%, 03/01/2029	14	14
3.00%, 11/01/2046	850	829	3.50%, 12/01/2029	55	56
3.00%, 11/01/2046	872	850	3.50%, 12/01/2029	101	102
3.00%, 11/01/2046	137	134	3.50%, 04/01/2030	113	114
3.00%, 11/01/2046	929	905	3.50%, 11/01/2030	32	33
3.00%, 11/01/2046	23	22	3.50%, 01/01/2031	9	10
3.00%, 11/01/2046	1,170	1,141	3.50%, 01/01/2031(j)	250	253
3.00%, 11/01/2046	1,208	1,178	3.50%, 02/01/2031	89	90
3.00%, 11/01/2046	201	196	3.50%, 04/01/2031	19	20
3.00%, 12/01/2046	2,402	2,342	3.50%, 02/01/2032	130	131
3.00%, 12/01/2046	36	35	3.50%, 04/01/2032	83	84
3.00%, 12/01/2046	1,224	1,194	3.50%, 05/01/2032	179	183
3.00%, 01/01/2047	439	428	3.50%, 06/01/2032	318	324
3.00%, 01/01/2047	1,307	1,275	3.50%, 07/01/2032	115	117
3.00%, 01/01/2047	25	24	3.50%, 09/01/2032	179	182
3.00%, 02/01/2047	1,316	1,283	3.50%, 09/01/2033	87	88
3.00%, 02/01/2047	1,047	1,021	3.50%, 09/01/2033	300	304
3.00%, 02/01/2047	229	223	3.50%, 10/01/2033	178	182
3.00%, 04/01/2047	305	298	3.50%, 10/01/2033	672	680
3.00%, 05/01/2047	448	437	3.50%, 11/01/2033	181	185
3.00%, 09/01/2047	149	146	3.50%, 01/01/2034	129	132
3.00%, 11/01/2047	30	29	3.50%, 06/01/2034	232	237
3.00%, 11/01/2047	982	957	3.50%, 08/01/2034	60	61
3.00%, 12/01/2047	25	24	3.50%, 11/01/2034	144	147
3.00%, 12/01/2047	25	24	3.50%, 12/01/2035	332	336
3.00%, 02/01/2048	29	29	3.50%, 07/01/2036	362	367
3.00%, 03/01/2048	49	48	3.50%, 02/01/2037	242	244
3.00%, 04/01/2048	489	477	3.50%, 03/01/2037	303	306
3.00%, 05/01/2048	25	24	3.50%, 05/01/2037	63	64
3.00%, 10/01/2048	125	122	3.50%, 07/01/2037	150	152
3.00%, 11/01/2048	100	98	3.50%, 10/01/2037	176	178
3.50%, 01/01/2020	10	10	3.50%, 11/01/2037	360	365
3.50%, 03/01/2023	12	12	3.50%, 01/01/2038	438	443
3.50%, 08/01/2025	15	15	3.50%, 10/01/2040	8	8
3.50%, 10/01/2025	287	291	3.50%, 11/01/2040	34	35
3.50%, 10/01/2025	224	227	3.50%, 12/01/2040	39	40
3.50%, 10/01/2025	10	10	3.50%, 01/01/2041	1,225	1,235
3.50%, 11/01/2025	152	154	3.50%, 01/01/2041	26	26
3.50%, 11/01/2025	346	350	3.50%, 02/01/2041	18	18
3.50%, 11/01/2025	12	12	3.50%, 02/01/2041	15	15
3.50%, 12/01/2025	23	23	3.50%, 03/01/2041	1,659	1,672
3.50%, 12/01/2025	12	12	3.50%, 03/01/2041	63	64
3.50%, 12/01/2025	72	73	3.50%, 10/01/2041	162	163
3.50%, 01/01/2026	42	43	3.50%, 12/01/2041	164	166
3.50%, 01/01/2026	15	16	3.50%, 12/01/2041	501	505
3.50%, 01/01/2026	345	349	3.50%, 12/01/2041	457	460
3.50%, 02/01/2026	114	115	3.50%, 01/01/2042	84	84
3.50%, 03/01/2026	110	112	3.50%, 01/01/2042	94	94
3.50%, 03/01/2026	304	307	3.50%, 01/01/2042	170	171
3.50%, 03/01/2026	4	5	3.50%, 02/01/2042	42	43
3.50%, 05/01/2026	7	7	3.50%, 02/01/2042	18	18
3.50%, 06/01/2026	37	38	3.50%, 03/01/2042	96	97
3.50%, 06/01/2026	27	27	3.50%, 03/01/2042	54	55
3.50%, 07/01/2026	8	9	3.50%, 03/01/2042	363	366
3.50%, 08/01/2026	52	52	3.50%, 03/01/2042	42	42
3.50%, 08/01/2026	5	5	3.50%, 03/01/2042	114	115
3.50%, 09/01/2026	213	216	3.50%, 03/01/2042	174	175
3.50%, 10/01/2026	13	14	3.50%, 04/01/2042	99	99
3.50%, 12/01/2026	60	60	3.50%, 04/01/2042	66	66
3.50%, 12/01/2026	251	254	3.50%, 04/01/2042	80	80
3.50%, 01/01/2027	42	43	3.50%, 04/01/2042	77	78
3.50%, 01/01/2027	76	77	3.50%, 05/01/2042	120	121
3.50%, 02/01/2027	157	159	3.50%, 05/01/2042	816	822
3.50%, 11/01/2028	233	237	3.50%, 07/01/2042	210	212
3.50%, 12/01/2028	12	12	3.50%, 07/01/2042	119	120

See accompanying notes.

     Schedule of Investments Bond Market Index Account December 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.50%, 08/01/2042	$153	$154	3.50%, 07/01/2046	$791	$793
3.50%, 09/01/2042	48	49	3.50%, 09/01/2046	757	758
3.50%, 09/01/2042	120	121	3.50%, 11/01/2046	1,154	1,158
3.50%, 10/01/2042	409	412	3.50%, 12/01/2046	886	889
3.50%, 10/01/2042	884	891	3.50%, 01/01/2047	1,567	1,570
3.50%, 10/01/2042	13	13	3.50%, 02/01/2047	1,353	1,356
3.50%, 01/01/2043(j)	14,950	14,947	3.50%, 07/01/2047	30	30
3.50%, 02/01/2043(j)	800	800	3.50%, 01/01/2048	1,612	1,612
3.50%, 04/01/2043	211	213	3.50%, 02/01/2048	239	239
3.50%, 04/01/2043	96	96	3.50%, 03/01/2048	30	30
3.50%, 05/01/2043	267	269	3.50%, 03/01/2048	1,187	1,187
3.50%, 05/01/2043	546	550	3.50%, 04/01/2048	737	737
3.50%, 05/01/2043	700	706	3.50%, 07/01/2048	959	959
3.50%, 06/01/2043	561	565	3.50%, 10/01/2048	499	499
3.50%, 06/01/2043	311	313	3.50%, 10/01/2048	249	249
3.50%, 07/01/2043	295	297	3.50%, 10/01/2048	700	700
3.50%, 07/01/2043	885	891	3.50%, 11/01/2048	1,095	1,095
3.50%, 08/01/2043	679	684	3.50%, 01/01/2049	100	100
3.50%, 08/01/2043	162	163	4.00%, 05/01/2019	4	4
3.50%, 09/01/2043	564	568	4.00%, 03/01/2024	37	38
3.50%, 09/01/2043	207	209	4.00%, 05/01/2024	9	9
3.50%, 12/01/2043	220	221	4.00%, 05/01/2024	10	10
3.50%, 01/01/2044	45	46	4.00%, 06/01/2024	14	15
3.50%, 02/01/2044	435	437	4.00%, 07/01/2024	15	16
3.50%, 02/01/2044	222	224	4.00%, 09/01/2024	6	7
3.50%, 04/01/2044	48	48	4.00%, 10/01/2024	52	53
3.50%, 07/01/2044	1,265	1,275	4.00%, 11/01/2024	4	4
3.50%, 10/01/2044	70	70	4.00%, 01/01/2025	13	14
3.50%, 10/01/2044	679	681	4.00%, 03/01/2025	14	14
3.50%, 10/01/2044	257	258	4.00%, 04/01/2025	77	79
3.50%, 10/01/2044	33	33	4.00%, 04/01/2025	4	4
3.50%, 11/01/2044	692	694	4.00%, 05/01/2025	15	15
3.50%, 12/01/2044	594	596	4.00%, 05/01/2025	1	1
3.50%, 12/01/2044	116	117	4.00%, 05/01/2025	11	12
3.50%, 12/01/2044	647	650	4.00%, 05/01/2025	14	14
3.50%, 01/01/2045	767	770	4.00%, 05/01/2025	4	4
3.50%, 02/01/2045	100	101	4.00%, 06/01/2025	4	4
3.50%, 04/01/2045	725	728	4.00%, 06/01/2025	14	15
3.50%, 05/01/2045	261	262	4.00%, 07/01/2025	22	23
3.50%, 05/01/2045	33	33	4.00%, 08/01/2025	9	9
3.50%, 07/01/2045	667	670	4.00%, 09/01/2025	14	14
3.50%, 07/01/2045	137	138	4.00%, 11/01/2025	19	19
3.50%, 08/01/2045	782	785	4.00%, 12/01/2025	25	25
3.50%, 08/01/2045	832	834	4.00%, 01/01/2026	40	41
3.50%, 09/01/2045	855	858	4.00%, 01/01/2026	28	28
3.50%, 09/01/2045	430	431	4.00%, 01/01/2026	16	17
3.50%, 09/01/2045	768	770	4.00%, 03/01/2026	62	64
3.50%, 10/01/2045	20	20	4.00%, 03/01/2026	2	3
3.50%, 11/01/2045	19	19	4.00%, 03/01/2026	31	32
3.50%, 11/01/2045	657	659	4.00%, 05/01/2026	14	14
3.50%, 11/01/2045	811	814	4.00%, 06/01/2026	17	17
3.50%, 11/01/2045	340	341	4.00%, 07/01/2026	17	17
3.50%, 12/01/2045	759	761	4.00%, 08/01/2026	67	68
3.50%, 12/01/2045	1,178	1,182	4.00%, 09/01/2026	37	38
3.50%, 12/01/2045	674	676	4.00%, 04/01/2029	5	5
3.50%, 01/01/2046	989	992	4.00%, 10/01/2030	15	15
3.50%, 01/01/2046	1,409	1,414	4.00%, 12/01/2030	128	132
3.50%, 02/01/2046	595	597	4.00%, 01/01/2031(j)	1,000	1,024
3.50%, 02/01/2046	82	83	4.00%, 02/01/2031	43	44
3.50%, 02/01/2046	302	303	4.00%, 07/01/2031	27	28
3.50%, 03/01/2046	926	929	4.00%, 10/01/2031	110	113
3.50%, 03/01/2046	680	681	4.00%, 11/01/2031	26	27
3.50%, 03/01/2046	633	635	4.00%, 12/01/2031	22	22
3.50%, 03/01/2046	876	877	4.00%, 01/01/2032	32	33
3.50%, 04/01/2046	59	60	4.00%, 09/01/2033	234	243
3.50%, 05/01/2046	1,088	1,091	4.00%, 01/01/2036	240	248
3.50%, 06/01/2046	1,084	1,087	4.00%, 02/01/2036	155	160
3.50%, 06/01/2046	172	173	4.00%, 06/01/2036	136	140

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 01/01/2037	$184	$190	4.00%, 02/01/2044	$39	$40
4.00%, 02/01/2037	481	496	4.00%, 04/01/2044	526	537
4.00%, 07/01/2038	553	569	4.00%, 06/01/2044	76	77
4.00%, 03/01/2039	7	7	4.00%, 06/01/2044	452	464
4.00%, 08/01/2039	5	5	4.00%, 06/01/2044	293	299
4.00%, 08/01/2039	26	27	4.00%, 07/01/2044	423	432
4.00%, 10/01/2039	257	262	4.00%, 07/01/2044	577	590
4.00%, 10/01/2039	8	8	4.00%, 09/01/2044	211	215
4.00%, 11/01/2039	34	35	4.00%, 10/01/2044	160	164
4.00%, 12/01/2039	9	9	4.00%, 10/01/2044	91	93
4.00%, 02/01/2040	23	24	4.00%, 10/01/2044	783	800
4.00%, 05/01/2040	6	6	4.00%, 10/01/2044	300	306
4.00%, 05/01/2040	22	22	4.00%, 10/01/2044	300	306
4.00%, 08/01/2040	21	22	4.00%, 11/01/2044	76	78
4.00%, 10/01/2040	11	11	4.00%, 11/01/2044	305	312
4.00%, 10/01/2040	17	17	4.00%, 11/01/2044	86	87
4.00%, 10/01/2040	37	38	4.00%, 12/01/2044	105	107
4.00%, 10/01/2040	34	35	4.00%, 12/01/2044	68	69
4.00%, 10/01/2040	58	60	4.00%, 12/01/2044	396	404
4.00%, 10/01/2040	19	20	4.00%, 12/01/2044	331	338
4.00%, 10/01/2040	10	10	4.00%, 12/01/2044	63	65
4.00%, 11/01/2040	14	14	4.00%, 01/01/2045	187	191
4.00%, 12/01/2040	36	37	4.00%, 01/01/2045	42	43
4.00%, 12/01/2040	62	63	4.00%, 01/01/2045	12	12
4.00%, 12/01/2040	46	48	4.00%, 01/01/2045	29	30
4.00%, 12/01/2040	13	13	4.00%, 02/01/2045	256	261
4.00%, 12/01/2040	64	65	4.00%, 02/01/2045	528	539
4.00%, 01/01/2041	418	430	4.00%, 02/01/2045	198	202
4.00%, 01/01/2041	74	76	4.00%, 03/01/2045	20	20
4.00%, 01/01/2041	47	48	4.00%, 07/01/2045	422	430
4.00%, 01/01/2041	30	31	4.00%, 07/01/2045	329	336
4.00%, 02/01/2041	38	39	4.00%, 07/01/2045	29	29
4.00%, 02/01/2041	120	123	4.00%, 08/01/2045	12	13
4.00%, 02/01/2041	47	48	4.00%, 08/01/2045	46	47
4.00%, 02/01/2041	65	66	4.00%, 09/01/2045	543	554
4.00%, 02/01/2041	70	72	4.00%, 10/01/2045	528	539
4.00%, 02/01/2041	339	348	4.00%, 10/01/2045	133	136
4.00%, 03/01/2041	43	45	4.00%, 11/01/2045	217	222
4.00%, 03/01/2041	68	70	4.00%, 11/01/2045	674	688
4.00%, 03/01/2041	359	369	4.00%, 11/01/2045	111	113
4.00%, 04/01/2041	5	5	4.00%, 11/01/2045	20	20
4.00%, 09/01/2041	156	160	4.00%, 12/01/2045	255	260
4.00%, 09/01/2041	17	18	4.00%, 12/01/2045	160	164
4.00%, 09/01/2041	101	104	4.00%, 01/01/2046	496	506
4.00%, 10/01/2041	10	10	4.00%, 02/01/2046	97	99
4.00%, 10/01/2041	56	57	4.00%, 02/01/2046	153	156
4.00%, 10/01/2041	125	128	4.00%, 02/01/2046	564	576
4.00%, 11/01/2041	100	103	4.00%, 03/01/2046	184	187
4.00%, 11/01/2041	66	68	4.00%, 03/01/2046	104	106
4.00%, 11/01/2041	8	8	4.00%, 03/01/2046	245	250
4.00%, 11/01/2041	46	47	4.00%, 03/01/2046	229	234
4.00%, 11/01/2041	21	21	4.00%, 04/01/2046	42	43
4.00%, 12/01/2041	60	61	4.00%, 04/01/2046	473	483
4.00%, 12/01/2041	62	64	4.00%, 07/01/2046	796	812
4.00%, 12/01/2041	62	63	4.00%, 08/01/2046	31	32
4.00%, 12/01/2041	91	93	4.00%, 04/01/2047	1,362	1,389
4.00%, 12/01/2041	166	170	4.00%, 06/01/2047	1,358	1,385
4.00%, 01/01/2042	64	66	4.00%, 08/01/2047	1,452	1,480
4.00%, 01/01/2042	20	21	4.00%, 08/01/2047	799	815
4.00%, 01/01/2042	73	75	4.00%, 08/01/2047	184	188
4.00%, 02/01/2042	47	48	4.00%, 08/01/2047	1,262	1,287
4.00%, 05/01/2042	454	467	4.00%, 09/01/2047	1,374	1,401
4.00%, 02/01/2043	160	164	4.00%, 01/01/2048(j)	24,850	25,331
4.00%, 08/01/2043	103	105	4.00%, 02/01/2048	971	991
4.00%, 09/01/2043	83	85	4.00%, 02/01/2048(j)	2,400	2,445
4.00%, 09/01/2043	21	21	4.00%, 03/01/2048	473	483
4.00%, 12/01/2043	168	172	4.00%, 06/01/2048	968	987
4.00%, 01/01/2044	477	490	4.00%, 07/01/2048	791	807

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 08/01/2048	$539	$550	4.50%, 06/01/2040	$20	$21
4.00%, 08/01/2048	459	468	4.50%, 07/01/2040	25	26
4.50%, 03/01/2019	2	2	4.50%, 07/01/2040	1	1
4.50%, 05/01/2019	1	1	4.50%, 08/01/2040	116	121
4.50%, 01/01/2020	3	3	4.50%, 08/01/2040	39	41
4.50%, 05/01/2022	3	3	4.50%, 08/01/2040	61	64
4.50%, 02/01/2024	2	2	4.50%, 08/01/2040	222	232
4.50%, 04/01/2024	1	1	4.50%, 09/01/2040	17	18
4.50%, 04/01/2024	1	1	4.50%, 09/01/2040	21	22
4.50%, 11/01/2024	6	6	4.50%, 09/01/2040	14	14
4.50%, 12/01/2024	10	11	4.50%, 10/01/2040	89	93
4.50%, 12/01/2024	16	16	4.50%, 12/01/2040	200	210
4.50%, 02/01/2025	21	22	4.50%, 12/01/2040	15	16
4.50%, 02/01/2025	21	21	4.50%, 03/01/2041	35	37
4.50%, 04/01/2025	2	2	4.50%, 03/01/2041	119	125
4.50%, 05/01/2025	17	18	4.50%, 03/01/2041	26	27
4.50%, 04/01/2026	23	24	4.50%, 03/01/2041	36	38
4.50%, 07/01/2029	2	2	4.50%, 04/01/2041	5	5
4.50%, 02/01/2030	12	13	4.50%, 04/01/2041	30	32
4.50%, 04/01/2030	4	5	4.50%, 05/01/2041	41	43
4.50%, 08/01/2030	90	94	4.50%, 05/01/2041	111	117
4.50%, 09/01/2030	71	75	4.50%, 05/01/2041	75	79
4.50%, 01/01/2031	15	16	4.50%, 06/01/2041	78	81
4.50%, 04/01/2031	8	9	4.50%, 06/01/2041	23	24
4.50%, 05/01/2031	13	14	4.50%, 06/01/2041	33	35
4.50%, 07/01/2031	55	57	4.50%, 06/01/2041	93	97
4.50%, 08/01/2031	30	31	4.50%, 06/01/2041	149	156
4.50%, 08/01/2033	16	17	4.50%, 07/01/2041	37	39
4.50%, 08/01/2033	1	1	4.50%, 07/01/2041	46	48
4.50%, 11/01/2033	37	38	4.50%, 07/01/2041	30	32
4.50%, 02/01/2035	121	126	4.50%, 08/01/2041	46	49
4.50%, 12/01/2035	90	94	4.50%, 09/01/2041	234	244
4.50%, 01/01/2036	1	1	4.50%, 09/01/2041	47	49
4.50%, 03/01/2036	5	5	4.50%, 09/01/2041	58	61
4.50%, 04/01/2038	26	27	4.50%, 10/01/2041	48	50
4.50%, 06/01/2038	21	22	4.50%, 11/01/2041	48	50
4.50%, 01/01/2039	3	3	4.50%, 11/01/2041	44	46
4.50%, 02/01/2039	10	11	4.50%, 11/01/2041	60	62
4.50%, 04/01/2039	8	8	4.50%, 11/01/2041	59	61
4.50%, 04/01/2039	39	40	4.50%, 12/01/2041	55	57
4.50%, 04/01/2039	50	52	4.50%, 01/01/2042(j)	2,200	2,278
4.50%, 06/01/2039	19	20	4.50%, 04/01/2042	21	22
4.50%, 06/01/2039	66	69	4.50%, 09/01/2042	92	96
4.50%, 06/01/2039	36	38	4.50%, 02/01/2043(j)	1,000	1,035
4.50%, 06/01/2039	11	12	4.50%, 09/01/2043	285	296
4.50%, 07/01/2039	50	52	4.50%, 09/01/2043	139	144
4.50%, 07/01/2039	34	35	4.50%, 09/01/2043	339	353
4.50%, 07/01/2039	22	23	4.50%, 10/01/2043	334	348
4.50%, 08/01/2039	25	27	4.50%, 11/01/2043	13	13
4.50%, 09/01/2039	21	22	4.50%, 12/01/2043	128	134
4.50%, 10/01/2039	63	66	4.50%, 12/01/2043	17	18
4.50%, 10/01/2039	14	14	4.50%, 01/01/2044	555	578
4.50%, 10/01/2039	39	40	4.50%, 01/01/2044	628	654
4.50%, 12/01/2039	83	87	4.50%, 02/01/2044	301	313
4.50%, 12/01/2039	51	53	4.50%, 03/01/2044	262	272
4.50%, 12/01/2039	13	14	4.50%, 03/01/2044	164	171
4.50%, 12/01/2039	16	17	4.50%, 04/01/2044	101	105
4.50%, 12/01/2039	39	41	4.50%, 04/01/2044	38	39
4.50%, 01/01/2040	83	87	4.50%, 05/01/2044	138	144
4.50%, 01/01/2040	72	76	4.50%, 05/01/2044	211	219
4.50%, 02/01/2040	29	30	4.50%, 05/01/2044	214	223
4.50%, 02/01/2040	49	51	4.50%, 05/01/2044	706	736
4.50%, 03/01/2040	31	33	4.50%, 05/01/2044	77	80
4.50%, 04/01/2040	42	44	4.50%, 06/01/2044	183	190
4.50%, 05/01/2040	28	30	4.50%, 06/01/2044	369	384
4.50%, 05/01/2040	70	74	4.50%, 06/01/2044	169	176
4.50%, 05/01/2040	116	121	4.50%, 06/01/2044	411	428
4.50%, 05/01/2040	33	34	4.50%, 06/01/2044	243	253

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.50%, 07/01/2044	$151	$157	5.00%, 01/01/2036	$28	$30
4.50%, 07/01/2044	6	7	5.00%, 03/01/2036	18	20
4.50%, 07/01/2044	272	282	5.00%, 03/01/2036	29	31
4.50%, 08/01/2044	294	306	5.00%, 04/01/2036	1	1
4.50%, 08/01/2044	264	275	5.00%, 06/01/2036	66	70
4.50%, 08/01/2044	38	39	5.00%, 07/01/2036	40	43
4.50%, 08/01/2044	101	105	5.00%, 04/01/2037	265	278
4.50%, 10/01/2044	20	21	5.00%, 07/01/2037	11	12
4.50%, 12/01/2044	362	377	5.00%, 02/01/2038	75	80
4.50%, 03/01/2046	61	63	5.00%, 04/01/2038	27	29
4.50%, 04/01/2046	301	312	5.00%, 05/01/2038	1	1
4.50%, 07/01/2046	30	31	5.00%, 06/01/2038	3	3
4.50%, 08/01/2046	28	29	5.00%, 12/01/2038	9	9
4.50%, 08/01/2046	261	271	5.00%, 01/01/2039	334	354
4.50%, 01/01/2047	97	101	5.00%, 01/01/2039	25	27
4.50%, 01/01/2047	259	268	5.00%, 02/01/2039	39	41
4.50%, 01/01/2047	200	207	5.00%, 03/01/2039	1	1
4.50%, 02/01/2047	178	184	5.00%, 03/01/2039	15	16
4.50%, 02/01/2047	357	370	5.00%, 04/01/2039	24	25
4.50%, 03/01/2047	273	283	5.00%, 04/01/2039	33	35
4.50%, 03/01/2047	835	866	5.00%, 04/01/2039	11	12
4.50%, 10/01/2047	348	361	5.00%, 06/01/2039	62	65
4.50%, 11/01/2047	621	644	5.00%, 07/01/2039	142	149
4.50%, 01/01/2048	95	98	5.00%, 07/01/2039	37	40
4.50%, 02/01/2048	486	503	5.00%, 07/01/2039	147	154
4.50%, 05/01/2048	973	1,008	5.00%, 10/01/2039	29	31
4.50%, 06/01/2048	700	725	5.00%, 12/01/2039	66	70
4.50%, 08/01/2048	297	307	5.00%, 12/01/2039	25	27
4.50%, 08/01/2048	998	1,034	5.00%, 01/01/2040	54	58
4.50%, 08/01/2048	100	104	5.00%, 02/01/2040	79	85
5.00%, 06/01/2019	1	1	5.00%, 05/01/2040	103	109
5.00%, 11/01/2020	37	38	5.00%, 05/01/2040	16	17
5.00%, 11/01/2021	1	1	5.00%, 06/01/2040	47	50
5.00%, 02/01/2023	8	8	5.00%, 06/01/2040	38	40
5.00%, 07/01/2023	1	1	5.00%, 06/01/2040	6	7
5.00%, 09/01/2023	32	32	5.00%, 08/01/2040	75	80
5.00%, 12/01/2023	6	6	5.00%, 08/01/2040	21	23
5.00%, 12/01/2023	2	2	5.00%, 08/01/2040	16	17
5.00%, 01/01/2024	5	5	5.00%, 09/01/2040	7	8
5.00%, 01/01/2024	11	11	5.00%, 09/01/2040	65	69
5.00%, 02/01/2024	37	38	5.00%, 11/01/2040	26	28
5.00%, 07/01/2024	5	5	5.00%, 02/01/2041	191	203
5.00%, 12/01/2024	21	22	5.00%, 02/01/2041	303	322
5.00%, 04/01/2029	10	10	5.00%, 04/01/2041	21	22
5.00%, 09/01/2029	119	124	5.00%, 05/01/2041	14	15
5.00%, 03/01/2030	16	17	5.00%, 05/01/2041	29	31
5.00%, 08/01/2030	21	22	5.00%, 05/01/2041	27	29
5.00%, 05/01/2033	11	12	5.00%, 05/01/2041	28	30
5.00%, 05/01/2033	7	8	5.00%, 07/01/2041	286	303
5.00%, 07/01/2033	51	54	5.00%, 07/01/2041	6	6
5.00%, 08/01/2033	3	3	5.00%, 05/01/2042	419	445
5.00%, 09/01/2033	33	35	5.00%, 09/01/2043	334	355
5.00%, 09/01/2033	24	26	5.00%, 12/01/2043	300	317
5.00%, 11/01/2033	32	34	5.00%, 01/01/2044	74	78
5.00%, 02/01/2034	4	4	5.00%, 01/01/2044	90	96
5.00%, 03/01/2034	5	6	5.00%, 03/01/2044	308	325
5.00%, 05/01/2034	48	51	5.00%, 03/01/2044	189	198
5.00%, 02/01/2035	38	40	5.00%, 05/01/2044	170	179
5.00%, 03/01/2035	5	5	5.00%, 07/01/2044	145	151
5.00%, 04/01/2035	5	6	5.00%, 08/01/2044	95	100
5.00%, 06/01/2035	70	75	5.00%, 11/01/2044	286	301
5.00%, 07/01/2035	86	91	5.00%, 09/01/2047	393	412
5.00%, 07/01/2035	8	8	5.00%, 08/01/2048	75	79
5.00%, 07/01/2035	166	176	5.50%, 08/01/2019	2	2
5.00%, 07/01/2035	3	3	5.50%, 05/01/2021	2	2
5.00%, 07/01/2035	33	35	5.50%, 11/01/2022	6	6
5.00%, 09/01/2035	5	5	5.50%, 11/01/2022	2	2
5.00%, 10/01/2035	16	17	5.50%, 02/01/2023	5	5

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.50%, 03/01/2023	$4	$4	5.50%, 05/01/2038	$238	$254
5.50%, 04/01/2023	7	7	5.50%, 06/01/2038	125	133
5.50%, 07/01/2023	5	5	5.50%, 06/01/2038	2	2
5.50%, 09/01/2023	4	4	5.50%, 06/01/2038	11	12
5.50%, 12/01/2023	3	3	5.50%, 06/01/2038	93	99
5.50%, 05/01/2025	2	2	5.50%, 06/01/2038	1	1
5.50%, 06/01/2028	5	6	5.50%, 07/01/2038	9	10
5.50%, 09/01/2028	2	2	5.50%, 07/01/2038	6	7
5.50%, 01/01/2029	4	4	5.50%, 08/01/2038	134	142
5.50%, 12/01/2029	21	22	5.50%, 11/01/2038	3	4
5.50%, 06/01/2033	9	9	5.50%, 11/01/2038	127	136
5.50%, 10/01/2033	163	175	5.50%, 11/01/2038	54	57
5.50%, 04/01/2034	21	22	5.50%, 11/01/2038	4	4
5.50%, 04/01/2034	29	31	5.50%, 11/01/2038	6	6
5.50%, 04/01/2034	39	42	5.50%, 11/01/2038	3	4
5.50%, 05/01/2034	25	27	5.50%, 12/01/2038	10	11
5.50%, 06/01/2034	2	3	5.50%, 12/01/2038	10	11
5.50%, 11/01/2034	22	23	5.50%, 12/01/2038	7	8
5.50%, 01/01/2035	22	24	5.50%, 01/01/2039	12	13
5.50%, 01/01/2035	6	6	5.50%, 04/01/2039	4	4
5.50%, 03/01/2035	9	10	5.50%, 06/01/2039	131	141
5.50%, 04/01/2035	1	1	5.50%, 07/01/2039	30	33
5.50%, 04/01/2035	13	14	5.50%, 09/01/2039	23	24
5.50%, 08/01/2035	3	4	5.50%, 10/01/2039	7	7
5.50%, 09/01/2035	1	1	5.50%, 12/01/2039	14	15
5.50%, 10/01/2035	5	5	5.50%, 12/01/2039	36	39
5.50%, 10/01/2035	2	2	5.50%, 05/01/2040	72	77
5.50%, 11/01/2035	190	204	5.50%, 06/01/2040	5	5
5.50%, 12/01/2035	7	8	5.50%, 07/01/2040	23	25
5.50%, 01/01/2036	2	3	5.50%, 07/01/2041	101	108
5.50%, 02/01/2036	17	18	5.50%, 09/01/2041	41	44
5.50%, 04/01/2036	26	28	5.50%, 09/01/2041	30	33
5.50%, 04/01/2036	1	1	5.50%, 11/01/2041(d),(j)	500	533
5.50%, 05/01/2036	105	113	5.50%, 06/01/2048	120	127
5.50%, 07/01/2036	13	14	6.00%, 12/01/2032	13	14
5.50%, 08/01/2036	37	40	6.00%, 01/01/2033	4	4
5.50%, 09/01/2036	15	16	6.00%, 10/01/2033	4	5
5.50%, 09/01/2036	36	39	6.00%, 12/01/2033	10	10
5.50%, 10/01/2036	29	31	6.00%, 10/01/2034	15	16
5.50%, 11/01/2036	8	9	6.00%, 12/01/2034	6	7
5.50%, 11/01/2036	11	12	6.00%, 01/01/2035	35	38
5.50%, 11/01/2036	5	5	6.00%, 07/01/2035	51	56
5.50%, 12/01/2036	106	114	6.00%, 07/01/2035	26	28
5.50%, 01/01/2037	12	13	6.00%, 10/01/2035	26	28
5.50%, 02/01/2037	24	26	6.00%, 05/01/2036	1	2
5.50%, 03/01/2037	156	167	6.00%, 05/01/2036	2	2
5.50%, 03/01/2037	80	86	6.00%, 06/01/2036	16	17
5.50%, 05/01/2037	99	107	6.00%, 02/01/2037	17	19
5.50%, 05/01/2037	1	1	6.00%, 02/01/2037	2	2
5.50%, 05/01/2037	10	11	6.00%, 03/01/2037	36	39
5.50%, 05/01/2037	331	356	6.00%, 03/01/2037	15	17
5.50%, 06/01/2037	26	28	6.00%, 06/01/2037	8	9
5.50%, 07/01/2037	1	1	6.00%, 07/01/2037	3	3
5.50%, 07/01/2037	3	3	6.00%, 09/01/2037	19	21
5.50%, 08/01/2037	125	135	6.00%, 10/01/2037	2	2
5.50%, 08/01/2037	128	138	6.00%, 11/01/2037	5	5
5.50%, 08/01/2037	160	172	6.00%, 11/01/2037	4	5
5.50%, 01/01/2038	6	6	6.00%, 12/01/2037	6	7
5.50%, 01/01/2038	5	5	6.00%, 01/01/2038	4	4
5.50%, 02/01/2038	34	36	6.00%, 01/01/2038	8	9
5.50%, 02/01/2038	12	13	6.00%, 01/01/2038	126	137
5.50%, 02/01/2038	13	14	6.00%, 02/01/2038	4	4
5.50%, 03/01/2038	16	18	6.00%, 03/01/2038	8	9
5.50%, 03/01/2038	7	7	6.00%, 03/01/2038	41	45
5.50%, 03/01/2038	8	8	6.00%, 05/01/2038	5	6
5.50%, 03/01/2038	49	53	6.00%, 05/01/2038	4	4
5.50%, 05/01/2038	13	14	6.00%, 08/01/2038	8	9
5.50%, 05/01/2038	4	4	6.00%, 09/01/2038	30	33

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
6.00%, 10/01/2038	$17	$19	3.00%, 04/15/2042	$19	$19
6.00%, 11/01/2038	27	29	3.00%, 08/20/2042	10	10
6.00%, 12/01/2038	4	4	3.00%, 09/20/2042	1,494	1,484
6.00%, 10/01/2039	10	11	3.00%, 10/15/2042	258	255
6.00%, 10/01/2039	9	10	3.00%, 12/20/2042	421	418
6.00%, 04/01/2040	21	23	3.00%, 01/20/2043	600	596
6.00%, 09/01/2040	6	7	3.00%, 03/20/2043	806	800
6.00%, 10/01/2040	24	26	3.00%, 03/20/2043	262	258
6.00%, 10/01/2040	10	11	3.00%, 04/15/2043	45	45
6.00%, 05/01/2041	216	236	3.00%, 04/20/2043	1,055	1,047
6.50%, 12/01/2031	1	1	3.00%, 05/15/2043	12	12
6.50%, 03/01/2032	1	1	3.00%, 05/15/2043	37	37
6.50%, 07/01/2032	4	5	3.00%, 05/15/2043	18	17
6.50%, 11/01/2033	7	7	3.00%, 06/15/2043	379	376
6.50%, 08/01/2034	15	17	3.00%, 06/20/2043	232	230
6.50%, 09/01/2034	10	12	3.00%, 07/15/2043	121	119
6.50%, 10/01/2034	4	4	3.00%, 08/15/2043	252	250
6.50%, 07/01/2037	4	4	3.00%, 08/15/2043	237	235
6.50%, 07/01/2037	6	7	3.00%, 08/20/2043	109	109
6.50%, 08/01/2037	3	3	3.00%, 09/20/2043	408	406
6.50%, 10/01/2037	29	32	3.00%, 10/20/2043	205	204
6.50%, 01/01/2038	123	140	3.00%, 11/20/2043	153	152
6.50%, 01/01/2038	4	4	3.00%, 03/20/2044	310	308
6.50%, 02/01/2038	6	6	3.00%, 05/15/2044	31	31
6.50%, 02/01/2038	7	8	3.00%, 08/20/2044	1,226	1,218
6.50%, 03/01/2038	2	2	3.00%, 11/15/2044	282	278
6.50%, 03/01/2038	23	26	3.00%, 11/20/2044	480	475
6.50%, 05/01/2038	6	7	3.00%, 12/20/2044	574	569
6.50%, 05/01/2038	72	82	3.00%, 02/15/2045	316	312
6.50%, 09/01/2038	3	4	3.00%, 03/15/2045	69	68
6.50%, 10/01/2039	7	8	3.00%, 04/20/2045	55	55
7.00%, 12/01/2037	5	5	3.00%, 05/20/2045	510	504
7.00%, 12/01/2037	10	11	3.00%, 07/15/2045	241	238
7.50%, 05/01/2031	8	9	3.00%, 07/20/2045	1,605	1,586
		$270,742	3.00%, 08/15/2045	251	248
Government National Mortgage Association (GNMA) - 8.45%			3.00%, 08/20/2045	1,090	1,077
2.50%, 08/20/2027	64	63	3.00%, 10/20/2045	1,036	1,023
2.50%, 09/20/2027	135	133	3.00%, 11/20/2045	592	584
2.50%, 01/20/2028	163	161	3.00%, 12/20/2045	856	845
2.50%, 03/20/2028	122	120	3.00%, 01/20/2046	218	215
2.50%, 04/20/2028	124	122	3.00%, 02/20/2046	278	274
2.50%, 07/20/2028	120	118	3.00%, 03/20/2046	1,455	1,436
2.50%, 11/20/2030	58	57	3.00%, 04/20/2046	1,009	996
2.50%, 03/20/2031	148	145	3.00%, 05/20/2046	884	873
2.50%, 04/20/2032	80	79	3.00%, 06/20/2046	366	361
2.50%, 05/20/2032	183	179	3.00%, 07/20/2046	1,329	1,311
2.50%, 03/15/2043	87	84	3.00%, 08/20/2046	1,725	1,701
2.50%, 07/20/2043	217	211	3.00%, 09/20/2046	1,570	1,549
2.50%, 06/20/2045	140	134	3.00%, 10/20/2046	1,032	1,017
2.50%, 10/15/2046	92	88	3.00%, 11/15/2046	93	91
2.50%, 11/20/2046	69	66	3.00%, 11/20/2046	1,559	1,536
2.50%, 12/20/2046	393	376	3.00%, 11/20/2046	419	413
2.50%, 01/20/2047	543	520	3.00%, 12/20/2046	1,222	1,205
3.00%, 01/20/2027	16	16	3.00%, 01/20/2047	1,236	1,218
3.00%, 04/15/2027	66	66	3.00%, 07/20/2047	64	63
3.00%, 04/20/2027	112	112	3.00%, 10/20/2047	1,472	1,450
3.00%, 09/20/2027	117	117	3.00%, 11/20/2047	707	696
3.00%, 11/20/2027	60	61	3.00%, 12/20/2047	2,237	2,204
3.00%, 09/20/2028	74	75	3.00%, 01/20/2048	974	960
3.00%, 10/20/2028	105	106	3.00%, 02/01/2048	600	590
3.00%, 11/20/2028	42	42	3.00%, 02/20/2048	1,046	1,031
3.00%, 01/20/2029	32	32	3.00%, 03/20/2048	972	957
3.00%, 05/20/2029	126	127	3.50%, 12/15/2025	8	8
3.00%, 07/20/2030	260	261	3.50%, 02/15/2026	28	29
3.00%, 01/20/2031	162	163	3.50%, 05/15/2026	12	13
3.00%, 07/20/2032	223	223	3.50%, 03/20/2027	27	28
3.00%, 01/20/2033	112	112	3.50%, 04/20/2027	45	46
3.00%, 01/01/2041	4,925	4,850	3.50%, 09/20/2028	170	174

See accompanying notes.

     Schedule of Investments Bond Market Index Account December 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
3.50%, 01/20/2041	$47	$47	3.50%, 11/20/2046	$1,112	$1,119
3.50%, 11/15/2041	34	34	3.50%, 12/20/2046	1,147	1,154
3.50%, 11/20/2041	14	15	3.50%, 01/20/2047	1,271	1,279
3.50%, 01/15/2042	42	43	3.50%, 02/20/2047	790	795
3.50%, 01/20/2042	68	69	3.50%, 03/20/2047	1,122	1,129
3.50%, 02/15/2042	67	68	3.50%, 04/20/2047	287	288
3.50%, 02/15/2042	276	280	3.50%, 05/20/2047	833	838
3.50%, 02/20/2042	64	65	3.50%, 06/20/2047	1,289	1,298
3.50%, 03/15/2042	55	56	3.50%, 07/20/2047	1,324	1,333
3.50%, 03/15/2042	56	56	3.50%, 08/20/2047	897	903
3.50%, 03/20/2042	73	74	3.50%, 09/20/2047	285	287
3.50%, 04/15/2042	144	146	3.50%, 10/15/2047	94	95
3.50%, 04/15/2042	337	341	3.50%, 10/20/2047	215	216
3.50%, 04/20/2042	1,066	1,078	3.50%, 11/20/2047	1,213	1,221
3.50%, 05/15/2042	6	6	3.50%, 12/20/2047	1,402	1,411
3.50%, 05/15/2042	96	97	3.50%, 01/01/2048	15,750	15,847
3.50%, 05/20/2042	1,117	1,130	3.50%, 01/20/2048	72	73
3.50%, 06/20/2042	312	316	3.50%, 02/01/2048	1,500	1,509
3.50%, 07/20/2042	1,238	1,252	3.50%, 02/20/2048	313	315
3.50%, 08/15/2042	66	67	3.50%, 07/20/2048	634	638
3.50%, 08/20/2042	239	242	4.00%, 07/15/2024	42	43
3.50%, 10/20/2042	729	737	4.00%, 08/15/2024	11	11
3.50%, 01/15/2043	423	429	4.00%, 12/15/2024	9	9
3.50%, 01/15/2043	240	242	4.00%, 11/15/2025	8	9
3.50%, 01/20/2043	370	374	4.00%, 05/15/2026	11	11
3.50%, 02/20/2043	1,121	1,139	4.00%, 06/15/2039	7	7
3.50%, 03/20/2043	465	469	4.00%, 07/20/2040	27	27
3.50%, 03/20/2043	1,083	1,100	4.00%, 08/15/2040	107	111
3.50%, 04/15/2043	125	127	4.00%, 08/15/2040	25	26
3.50%, 04/15/2043	58	58	4.00%, 09/15/2040	5	5
3.50%, 04/20/2043	758	767	4.00%, 09/15/2040	47	49
3.50%, 04/20/2043	1,066	1,079	4.00%, 09/15/2040	22	22
3.50%, 06/15/2043	48	48	4.00%, 10/15/2040	36	38
3.50%, 06/15/2043	47	48	4.00%, 11/15/2040	29	30
3.50%, 07/20/2043	740	749	4.00%, 11/15/2040	5	5
3.50%, 08/15/2043	128	130	4.00%, 11/20/2040	22	23
3.50%, 08/20/2043	1,043	1,055	4.00%, 12/20/2040	45	46
3.50%, 09/20/2043	676	684	4.00%, 01/15/2041	41	42
3.50%, 01/20/2044	9	9	4.00%, 01/15/2041	64	66
3.50%, 02/20/2044	80	80	4.00%, 01/15/2041	25	26
3.50%, 04/20/2044	334	338	4.00%, 01/20/2041	71	74
3.50%, 07/20/2044	910	918	4.00%, 05/15/2041	41	42
3.50%, 08/20/2044	947	956	4.00%, 05/15/2041	20	20
3.50%, 09/15/2044	24	24	4.00%, 07/20/2041	23	24
3.50%, 09/20/2044	351	355	4.00%, 08/15/2041	110	113
3.50%, 10/20/2044	381	385	4.00%, 08/15/2041	38	39
3.50%, 11/20/2044	418	421	4.00%, 08/15/2041	17	18
3.50%, 12/20/2044	470	475	4.00%, 09/15/2041	26	27
3.50%, 02/20/2045	471	475	4.00%, 09/15/2041	34	35
3.50%, 05/20/2045	662	667	4.00%, 09/15/2041	62	64
3.50%, 06/20/2045	132	133	4.00%, 09/15/2041	82	84
3.50%, 07/20/2045	954	962	4.00%, 09/20/2041	118	122
3.50%, 08/20/2045	434	438	4.00%, 10/15/2041	23	24
3.50%, 09/20/2045	234	236	4.00%, 10/15/2041	35	37
3.50%, 10/20/2045	1,760	1,775	4.00%, 11/15/2041	131	135
3.50%, 11/20/2045	1,415	1,429	4.00%, 11/20/2041	43	45
3.50%, 12/20/2045	883	889	4.00%, 12/15/2041	8	9
3.50%, 01/20/2046	1,726	1,740	4.00%, 12/15/2041	36	37
3.50%, 02/20/2046	127	128	4.00%, 12/20/2041	41	43
3.50%, 03/20/2046	1,528	1,540	4.00%, 01/15/2042	64	65
3.50%, 04/20/2046	935	943	4.00%, 01/15/2042	16	17
3.50%, 05/20/2046	1,298	1,308	4.00%, 01/20/2042	226	233
3.50%, 06/20/2046	1,085	1,093	4.00%, 02/01/2042	1,200	1,228
3.50%, 07/15/2046	169	171	4.00%, 02/20/2042	177	183
3.50%, 07/20/2046	694	699	4.00%, 03/15/2042	75	77
3.50%, 08/20/2046	1,073	1,081	4.00%, 03/15/2042	134	137
3.50%, 09/20/2046	1,220	1,228	4.00%, 03/20/2042	216	223
3.50%, 10/20/2046	1,448	1,458	4.00%, 04/20/2042	186	192

See accompanying notes.

     Schedule of Investments Bond Market Index Account December 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
4.00%, 05/15/2042	$373	$383	4.50%, 11/15/2039	$268	$282
4.00%, 05/20/2042	18	18	4.50%, 12/15/2039	54	57
4.00%, 07/20/2042	434	448	4.50%, 01/15/2040	65	68
4.00%, 06/20/2043	59	61	4.50%, 02/15/2040	10	11
4.00%, 08/15/2043	12	13	4.50%, 02/15/2040	9	9
4.00%, 09/15/2043	273	280	4.50%, 02/15/2040	27	28
4.00%, 09/20/2043	77	79	4.50%, 02/15/2040	8	9
4.00%, 10/20/2043	118	121	4.50%, 02/15/2040	12	13
4.00%, 11/20/2043	271	279	4.50%, 02/15/2040	6	6
4.00%, 02/20/2044	644	665	4.50%, 04/15/2040	417	435
4.00%, 03/15/2044	257	263	4.50%, 05/15/2040	16	17
4.00%, 04/20/2044	313	323	4.50%, 06/15/2040	19	20
4.00%, 05/20/2044	421	434	4.50%, 06/15/2040	13	13
4.00%, 06/20/2044	312	321	4.50%, 07/15/2040	18	19
4.00%, 07/20/2044	1,250	1,290	4.50%, 07/15/2040	15	16
4.00%, 08/20/2044	878	902	4.50%, 08/15/2040	28	29
4.00%, 09/20/2044	784	809	4.50%, 08/15/2040	87	91
4.00%, 10/20/2044	1,046	1,074	4.50%, 08/15/2040	22	23
4.00%, 11/20/2044	480	495	4.50%, 08/15/2040	32	33
4.00%, 12/20/2044	833	859	4.50%, 08/15/2040	38	40
4.00%, 01/15/2045	63	65	4.50%, 09/15/2040	32	33
4.00%, 01/20/2045	692	714	4.50%, 09/15/2040	34	35
4.00%, 03/15/2045	54	56	4.50%, 10/15/2040	38	40
4.00%, 04/15/2045	40	41	4.50%, 12/15/2040	16	16
4.00%, 04/20/2045	451	465	4.50%, 01/20/2041	49	52
4.00%, 05/15/2045	297	305	4.50%, 01/20/2041	34	35
4.00%, 07/15/2045	53	54	4.50%, 02/20/2041	37	39
4.00%, 07/20/2045	189	194	4.50%, 02/20/2041	47	50
4.00%, 08/15/2045	42	43	4.50%, 03/15/2041	15	15
4.00%, 08/20/2045	531	546	4.50%, 03/15/2041	79	83
4.00%, 09/20/2045	768	790	4.50%, 03/20/2041	37	39
4.00%, 10/20/2045	400	411	4.50%, 03/20/2041	21	22
4.00%, 11/20/2045	142	146	4.50%, 04/15/2041	14	15
4.00%, 12/15/2045	180	185	4.50%, 04/15/2041	34	35
4.00%, 12/20/2045	349	360	4.50%, 04/20/2041	38	40
4.00%, 01/20/2046	225	231	4.50%, 05/15/2041	20	21
4.00%, 02/20/2046	328	337	4.50%, 05/15/2041	28	29
4.00%, 04/20/2046	550	564	4.50%, 06/15/2041	86	90
4.00%, 05/20/2046	279	287	4.50%, 06/20/2041	125	131
4.00%, 07/20/2046	598	614	4.50%, 07/15/2041	172	179
4.00%, 01/20/2047	1,254	1,285	4.50%, 07/15/2041	55	57
4.00%, 02/20/2047	1,091	1,117	4.50%, 07/15/2041	14	15
4.00%, 03/20/2047	1,082	1,110	4.50%, 07/20/2041	10	10
4.00%, 05/20/2047	1,474	1,511	4.50%, 07/20/2041	244	256
4.00%, 06/20/2047	1,460	1,496	4.50%, 08/15/2041	89	93
4.00%, 07/20/2047	2,135	2,188	4.50%, 08/20/2041	91	96
4.00%, 08/20/2047	170	174	4.50%, 09/20/2041	23	24
4.00%, 01/01/2048	12,025	12,312	4.50%, 11/20/2041	339	356
4.50%, 04/20/2026	7	7	4.50%, 12/20/2041	25	26
4.50%, 11/20/2033	5	5	4.50%, 01/20/2042	173	182
4.50%, 02/15/2039	148	155	4.50%, 02/01/2042	1,000	1,034
4.50%, 03/15/2039	16	17	4.50%, 02/20/2042	89	93
4.50%, 03/15/2039	29	30	4.50%, 03/20/2042	22	23
4.50%, 03/15/2039	62	65	4.50%, 04/20/2042	40	42
4.50%, 03/15/2039	21	22	4.50%, 05/20/2042	47	49
4.50%, 03/20/2039	31	33	4.50%, 05/20/2043	199	208
4.50%, 04/15/2039	44	46	4.50%, 06/20/2043	187	196
4.50%, 04/15/2039	46	48	4.50%, 08/20/2043	29	31
4.50%, 04/15/2039	23	24	4.50%, 09/20/2043	92	97
4.50%, 05/15/2039	6	6	4.50%, 10/20/2043	172	181
4.50%, 05/15/2039	151	157	4.50%, 11/20/2043	558	585
4.50%, 05/15/2039	54	57	4.50%, 03/20/2044	756	793
4.50%, 05/15/2039	7	7	4.50%, 04/20/2044	34	35
4.50%, 05/15/2039	59	62	4.50%, 05/20/2044	544	571
4.50%, 06/15/2039	55	57	4.50%, 07/20/2044	281	295
4.50%, 07/15/2039	12	12	4.50%, 09/20/2044	18	19
4.50%, 08/15/2039	63	66	4.50%, 10/20/2044	39	41
4.50%, 11/15/2039	10	11	4.50%, 11/20/2044	76	79

See accompanying notes.

     Schedule of Investments Bond Market Index Account December 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
4.50%, 12/20/2044	$121	$127	5.00%, 06/20/2041	$10	$11
4.50%, 02/20/2045	320	335	5.00%, 07/20/2041	16	17
4.50%, 03/20/2045	143	150	5.00%, 08/20/2041	107	113
4.50%, 04/20/2045	178	186	5.00%, 10/20/2041	14	15
4.50%, 06/20/2045	50	53	5.00%, 11/20/2041	43	45
4.50%, 10/20/2045	96	100	5.00%, 12/20/2041	32	33
4.50%, 12/20/2045	83	87	5.00%, 02/20/2042	150	159
4.50%, 06/20/2046	197	206	5.00%, 03/20/2042	33	35
4.50%, 09/15/2046	165	172	5.00%, 04/20/2042	103	109
4.50%, 12/20/2046	544	572	5.00%, 12/20/2042	277	293
4.50%, 02/20/2047	410	429	5.00%, 01/20/2043	52	55
4.50%, 04/20/2047	327	340	5.00%, 05/20/2043	58	61
4.50%, 06/15/2047	275	287	5.00%, 07/20/2043	155	163
4.50%, 06/15/2047	104	108	5.00%, 11/20/2043	172	181
4.50%, 08/20/2047	753	780	5.00%, 01/20/2044	117	124
4.50%, 10/20/2047	391	405	5.00%, 02/20/2044	161	170
4.50%, 01/01/2048	6,500	6,726	5.00%, 03/20/2044	108	114
4.50%, 05/20/2048	300	311	5.00%, 05/20/2044	46	49
5.00%, 08/15/2033	39	41	5.00%, 07/20/2044	88	93
5.00%, 02/15/2034	46	49	5.00%, 08/20/2044	40	43
5.00%, 07/15/2035	117	124	5.00%, 12/20/2044	69	73
5.00%, 08/15/2035	28	29	5.00%, 10/20/2045	86	90
5.00%, 04/20/2037	3	3	5.00%, 12/20/2045	146	155
5.00%, 04/20/2038	218	231	5.00%, 04/20/2046	239	253
5.00%, 05/15/2038	52	55	5.00%, 01/01/2048	1,900	1,977
5.00%, 06/20/2038	22	23	5.00%, 03/20/2048	328	342
5.00%, 08/15/2038	70	74	5.50%, 01/15/2024	4	4
5.00%, 10/15/2038	14	14	5.50%, 11/15/2033	27	29
5.00%, 01/15/2039	59	63	5.50%, 03/15/2034	7	7
5.00%, 01/15/2039	85	90	5.50%, 04/15/2034	7	8
5.00%, 02/15/2039	72	76	5.50%, 07/15/2034	5	6
5.00%, 02/15/2039	67	71	5.50%, 11/15/2034	21	23
5.00%, 03/15/2039	110	116	5.50%, 02/15/2035	14	15
5.00%, 04/15/2039	106	112	5.50%, 03/15/2036	6	6
5.00%, 05/15/2039	8	9	5.50%, 04/15/2036	6	7
5.00%, 06/15/2039	24	25	5.50%, 12/15/2036	9	9
5.00%, 06/15/2039	43	46	5.50%, 04/15/2037	25	27
5.00%, 06/20/2039	27	29	5.50%, 05/15/2038	9	10
5.00%, 07/15/2039	20	21	5.50%, 06/15/2038	16	17
5.00%, 07/15/2039	48	51	5.50%, 08/15/2038	90	95
5.00%, 07/15/2039	16	17	5.50%, 08/15/2038	29	31
5.00%, 07/15/2039	18	19	5.50%, 09/15/2038	12	13
5.00%, 08/15/2039	30	32	5.50%, 10/20/2038	26	28
5.00%, 09/15/2039	25	26	5.50%, 11/15/2038	8	9
5.00%, 09/15/2039	21	23	5.50%, 12/20/2038	10	11
5.00%, 09/15/2039	9	10	5.50%, 01/15/2039	39	41
5.00%, 09/15/2039	26	28	5.50%, 01/15/2039	3	3
5.00%, 09/15/2039	32	34	5.50%, 01/15/2039	15	16
5.00%, 11/15/2039	39	42	5.50%, 01/15/2039	6	6
5.00%, 12/15/2039	42	44	5.50%, 02/15/2039	7	8
5.00%, 02/15/2040	43	46	5.50%, 02/20/2039	61	65
5.00%, 02/15/2040	28	29	5.50%, 05/15/2039	3	3
5.00%, 02/15/2040	41	44	5.50%, 12/15/2039	14	15
5.00%, 04/15/2040	24	25	5.50%, 01/15/2040	120	130
5.00%, 05/15/2040	12	13	5.50%, 03/15/2040	54	58
5.00%, 05/15/2040	26	28	5.50%, 04/15/2040	176	189
5.00%, 05/20/2040	7	8	5.50%, 06/20/2040	71	75
5.00%, 06/15/2040	36	38	5.50%, 07/20/2040	20	21
5.00%, 06/15/2040	3	4	5.50%, 11/15/2040	18	20
5.00%, 06/15/2040	24	25	5.50%, 12/20/2040	15	16
5.00%, 06/15/2040	50	52	5.50%, 01/20/2041	221	235
5.00%, 06/20/2040	35	37	5.50%, 04/20/2041	41	44
5.00%, 07/15/2040	18	19	5.50%, 10/20/2041	37	39
5.00%, 07/20/2040	34	37	5.50%, 11/20/2041	39	41
5.00%, 01/20/2041	20	21	5.50%, 10/20/2042	102	110
5.00%, 02/20/2041	44	47	5.50%, 11/20/2042	92	99
5.00%, 04/15/2041	257	269	5.50%, 06/20/2043	94	100
5.00%, 05/20/2041	38	40	5.50%, 09/20/2043	128	137

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)			U.S. Treasury (continued)
5.50%, 01/20/2047	$61	$65	1.63%, 08/15/2022	$1,990	$1,931
6.00%, 07/15/2032	1	1	1.63%, 08/31/2022	3,960	3,841
6.00%, 12/15/2032	1	1	1.63%, 11/15/2022	3,840	3,717
6.00%, 10/15/2034	20	21	1.63%, 04/30/2023	3,000	2,893
6.00%, 04/15/2035	14	16	1.63%, 05/31/2023	3,540	3,410
6.00%, 04/15/2036	8	8	1.63%, 10/31/2023	3,035	2,913
6.00%, 06/15/2036	14	15	1.63%, 02/15/2026	7,092	6,639
6.00%, 04/15/2037	27	29	1.63%, 05/15/2026	8,795	8,213
6.00%, 05/15/2037	21	23	1.75%, 10/31/2020	2,250	2,219
6.00%, 10/20/2037	34	38	1.75%, 11/15/2020	1,000	986
6.00%, 11/20/2037	13	14	1.75%, 12/31/2020	2,475	2,440
6.00%, 01/15/2038	13	14	1.75%, 02/28/2022	3,615	3,536
6.00%, 08/15/2038	9	10	1.75%, 03/31/2022	4,435	4,336
6.00%, 01/15/2039	73	78	1.75%, 04/30/2022	3,335	3,258
6.00%, 09/15/2039	19	20	1.75%, 05/15/2022	3,430	3,349
6.00%, 09/15/2039	44	47	1.75%, 05/31/2022	5,280	5,155
6.00%, 11/15/2039	57	61	1.75%, 06/30/2022	3,860	3,767
6.00%, 01/20/2042	34	36	1.75%, 09/30/2022	1,640	1,597
6.50%, 10/20/2028	1	1	1.75%, 01/31/2023	3,100	3,010
6.50%, 05/20/2029	1	1	1.75%, 05/15/2023	2,517	2,439
6.50%, 05/20/2032	4	5	1.88%, 06/30/2020	3,290	3,257
6.50%, 05/15/2037	29	31	1.88%, 12/15/2020	2,905	2,870
6.50%, 08/20/2038	11	13	1.88%, 11/30/2021	3,107	3,056
7.00%, 03/15/2029	2	2	1.88%, 01/31/2022	3,580	3,516
7.00%, 07/15/2031	1	1	1.88%, 02/28/2022	3,000	2,946
		$186,977	1.88%, 03/31/2022	3,700	3,631
U.S. Treasury - 37.68%			1.88%, 04/30/2022	3,640	3,570
1.13%, 03/31/2020	1,895	1,862	1.88%, 05/31/2022	4,785	4,691
1.13%, 04/30/2020	2,442	2,396	1.88%, 07/31/2022	3,640	3,565
1.13%, 02/28/2021	2,435	2,365	1.88%, 08/31/2022	3,810	3,728
1.13%, 06/30/2021	2,000	1,936	1.88%, 09/30/2022	4,005	3,918
1.13%, 07/31/2021	3,500	3,382	1.88%, 10/31/2022	4,000	3,911
1.13%, 08/31/2021	4,435	4,281	1.88%, 08/31/2024	3,265	3,151
1.13%, 09/30/2021	3,830	3,694	2.00%, 07/31/2020	2,464	2,444
1.25%, 02/29/2020	2,120	2,087	2.00%, 09/30/2020	3,000	2,973
1.25%, 03/31/2021	1,740	1,694	2.00%, 11/30/2020	500	495
1.25%, 10/31/2021	3,270	3,161	2.00%, 01/15/2021	1,990	1,970
1.25%, 07/31/2023	3,000	2,837	2.00%, 02/28/2021	3,720	3,681
1.38%, 02/15/2020	160	158	2.00%, 05/31/2021	3,800	3,758
1.38%, 02/29/2020	4,180	4,122	2.00%, 08/31/2021	3,105	3,066
1.38%, 03/31/2020	4,965	4,892	2.00%, 10/31/2021	3,120	3,080
1.38%, 04/30/2020	4,370	4,303	2.00%, 11/15/2021	4,985	4,921
1.38%, 05/31/2020	2,250	2,214	2.00%, 12/31/2021	2,890	2,850
1.38%, 08/31/2020	4,485	4,400	2.00%, 02/15/2022	1,545	1,523
1.38%, 09/15/2020	4,230	4,150	2.00%, 07/31/2022	3,331	3,276
1.38%, 09/30/2020	3,400	3,333	2.00%, 10/31/2022	4,050	3,978
1.38%, 10/31/2020	2,285	2,239	2.00%, 11/30/2022	7,770	7,629
1.38%, 01/31/2021	3,650	3,566	2.00%, 02/15/2023	3,897	3,821
1.38%, 04/30/2021	2,510	2,448	2.00%, 04/30/2024	1,250	1,217
1.38%, 05/31/2021	3,165	3,084	2.00%, 05/31/2024	1,725	1,678
1.38%, 06/30/2023	4,050	3,856	2.00%, 06/30/2024	3,295	3,204
1.38%, 08/31/2023	3,000	2,852	2.00%, 02/15/2025	5,570	5,388
1.38%, 09/30/2023	2,220	2,108	2.00%, 08/15/2025	4,000	3,856
1.50%, 04/15/2020	2,765	2,728	2.00%, 11/15/2026	8,280	7,904
1.50%, 05/15/2020	4,175	4,116	2.13%, 08/31/2020	3,300	3,278
1.50%, 05/31/2020	4,230	4,168	2.13%, 01/31/2021	2,105	2,089
1.50%, 06/15/2020	3,575	3,523	2.13%, 06/30/2021	5,690	5,643
1.50%, 07/15/2020	1,440	1,417	2.13%, 08/15/2021	4,040	4,003
1.50%, 08/15/2020	4,795	4,717	2.13%, 09/30/2021	3,055	3,026
1.50%, 01/31/2022	3,104	3,015	2.13%, 12/31/2021	3,105	3,074
1.50%, 02/28/2023	2,995	2,877	2.13%, 06/30/2022	365	361
1.50%, 03/31/2023	3,340	3,206	2.13%, 12/31/2022	5,110	5,038
1.50%, 08/15/2026	6,725	6,204	2.13%, 11/30/2023	3,080	3,024
1.63%, 03/15/2020	3,115	3,080	2.13%, 02/29/2024	5,970	5,856
1.63%, 06/30/2020	4,050	3,995	2.13%, 03/31/2024	3,880	3,803
1.63%, 07/31/2020	4,500	4,436	2.13%, 07/31/2024	3,310	3,238
1.63%, 10/15/2020	2,858	2,813	2.13%, 09/30/2024	3,770	3,684
1.63%, 11/30/2020	4,280	4,209	2.13%, 11/30/2024	2,460	2,401

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
U.S. Treasury (continued)			U.S. Treasury (continued)
2.13%, 05/15/2025	$8,950	$8,709	2.88%, 04/30/2025	$2,475	$2,518
2.25%, 02/29/2020	5,215	5,194	2.88%, 05/31/2025	4,120	4,191
2.25%, 03/31/2020	3,590	3,575	2.88%, 07/31/2025	2,000	2,035
2.25%, 02/15/2021	2,870	2,854	2.88%, 11/30/2025	3,630	3,695
2.25%, 03/31/2021	340	338	2.88%, 05/15/2028	7,570	7,686
2.25%, 04/30/2021	3,537	3,520	2.88%, 08/15/2028	2,325	2,361
2.25%, 07/31/2021	1,610	1,601	2.88%, 05/15/2043	5,703	5,567
2.25%, 12/31/2023	3,655	3,609	2.88%, 08/15/2045	1,505	1,466
2.25%, 01/31/2024	2,850	2,813	2.88%, 11/15/2046	4,690	4,560
2.25%, 10/31/2024	3,336	3,280	3.00%, 09/30/2025	2,220	2,277
2.25%, 11/15/2024	6,663	6,548	3.00%, 05/15/2042	1,500	1,502
2.25%, 12/31/2024	3,000	2,948	3.00%, 11/15/2044	4,745	4,738
2.25%, 11/15/2025	6,755	6,606	3.00%, 05/15/2045	4,260	4,252
2.25%, 02/15/2027	8,080	7,846	3.00%, 11/15/2045	4,735	4,725
2.25%, 08/15/2027	7,535	7,292	3.00%, 02/15/2047	4,540	4,527
2.25%, 11/15/2027	6,990	6,752	3.00%, 05/15/2047	2,900	2,888
2.25%, 08/15/2046	5,560	4,752	3.00%, 02/15/2048	4,050	4,028
2.38%, 04/30/2020	3,845	3,835	3.00%, 08/15/2048	4,335	4,315
2.38%, 12/31/2020	2,309	2,304	3.13%, 05/15/2021	2,420	2,456
2.38%, 03/15/2021	3,000	2,992	3.13%, 11/15/2028	3,100	3,216
2.38%, 04/15/2021	3,600	3,591	3.13%, 02/15/2042	688	705
2.38%, 01/31/2023	4,235	4,215	3.13%, 02/15/2043	4,020	4,101
2.38%, 08/15/2024	9,395	9,309	3.13%, 08/15/2044	5,100	5,206
2.38%, 05/15/2027	8,095	7,926	3.13%, 05/15/2048	4,020	4,096
2.50%, 05/31/2020	4,020	4,016	3.38%, 05/15/2044	5,540	5,901
2.50%, 06/30/2020	4,120	4,117	3.38%, 11/15/2048	2,155	2,305
2.50%, 12/31/2020	4,255	4,255	3.50%, 05/15/2020	3,097	3,135
2.50%, 03/31/2023	4,190	4,191	3.50%, 02/15/2039	100	109
2.50%, 08/15/2023	482	482	3.63%, 02/15/2020	4,696	4,747
2.50%, 05/15/2024	8,441	8,426	3.63%, 02/15/2021	4,415	4,517
2.50%, 01/31/2025	3,485	3,471	3.63%, 08/15/2043	3,390	3,752
2.50%, 02/15/2045	5,395	4,889	3.63%, 02/15/2044	5,760	6,381
2.50%, 02/15/2046	4,075	3,679	3.75%, 11/15/2043	5,670	6,404
2.50%, 05/15/2046	4,425	3,991	3.88%, 08/15/2040	3,839	4,409
2.63%, 07/31/2020	5,000	5,006	4.25%, 11/15/2040	2,060	2,489
2.63%, 08/15/2020	3,660	3,665	4.38%, 02/15/2038	860	1,053
2.63%, 08/31/2020	4,375	4,381	4.38%, 05/15/2040	2,159	2,650
2.63%, 05/15/2021	3,320	3,331	4.38%, 05/15/2041	2,440	3,003
2.63%, 06/15/2021	3,875	3,888	4.50%, 02/15/2036	1,240	1,528
2.63%, 07/15/2021	4,100	4,115	4.50%, 05/15/2038	100	124
2.63%, 12/15/2021	4,045	4,063	4.50%, 08/15/2039	666	830
2.63%, 02/28/2023	4,265	4,287	4.63%, 02/15/2040	2,900	3,675
2.63%, 06/30/2023	4,360	4,383	4.75%, 02/15/2037	790	1,007
2.63%, 12/31/2023	4,360	4,383	4.75%, 02/15/2041	2,628	3,396
2.63%, 03/31/2025	1,805	1,810	5.00%, 05/15/2037	350	459
2.63%, 12/31/2025	3,405	3,415	5.25%, 11/15/2028	1,715	2,089
2.75%, 09/30/2020	4,530	4,547	5.25%, 02/15/2029	2,000	2,445
2.75%, 11/30/2020	4,425	4,445	5.38%, 02/15/2031	3,146	3,997
2.75%, 08/15/2021	4,130	4,158	5.50%, 08/15/2028	1,000	1,235
2.75%, 09/15/2021	4,285	4,315	6.13%, 11/15/2027	1,225	1,556
2.75%, 04/30/2023	4,205	4,248	6.13%, 08/15/2029	1,000	1,312
2.75%, 05/31/2023	5,000	5,055	6.25%, 05/15/2030	2,590	3,474
2.75%, 08/31/2023	4,495	4,545	6.38%, 08/15/2027	1,830	2,351
2.75%, 11/15/2023	5,656	5,718	6.63%, 02/15/2027	1,000	1,291
2.75%, 02/15/2024	5,336	5,393	6.88%, 08/15/2025	1,000	1,259
2.75%, 02/28/2025	3,535	3,571	8.00%, 11/15/2021	510	588
2.75%, 06/30/2025	570	576			$833,844
2.75%, 02/15/2028	7,605	7,644	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
2.75%, 08/15/2042	1,591	1,523	OBLIGATIONS	$1,469,789
2.75%, 11/15/2042	2,610	2,496	Total Investments		$2,338,350
2.75%, 08/15/2047	4,280	4,053	Other Assets and Liabilities - (5.65)%		(124,995)
2.75%, 11/15/2047	5,265	4,982	TOTAL NET ASSETS - 100.00%		$2,213,355
2.88%, 10/31/2020	4,340	4,367
2.88%, 10/15/2021	4,110	4,153
2.88%, 11/15/2021	4,195	4,242
2.88%, 09/30/2023	4,750	4,827
2.88%, 10/31/2023	4,450	4,524
2.88%, 11/30/2023	4,535	4,614

See accompanying notes.

     Schedule of Investments Bond Market Index Account December 31, 2018

(a)	Current yield shown is as of period end.
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(c)	The value of these investments was determined using significant unobservable inputs.
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $594 or 0.03% of net assets.
(e)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f)	Non-income producing security
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,996 or 0.45% of net assets.
(h)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(j)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

Portfolio Summary (unaudited)

Sector	Percent
Government	41.96%
Mortgage Securities	30.92%
Financial	8.62%
Investment Companies	5.47%
Consumer, Non-cyclical	4.50%
Energy	2.62%
Communications	2.51%
Industrial	1.88%
Utilities	1.80%
Technology	1.72%
Consumer, Cyclical	1.50%
Basic Materials	0.67%
Asset Backed Securities	0.64%
Revenue Bonds	0.45%
General Obligation Unlimited	0.28%
Insured	0.09%
General Obligation Limited	0.02%
Investments Sold Short	(0.51)%
Other Assets and Liabilities	(5.14)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	December 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.11%	$193,575		$534,088	$607,151	$120,512
	$193,575		$534,088	$607,151	$120,512

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.11%	$2,952	$—		$—	$—
	$2,952	$—		$—	$—
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Bond Market Index Account
		December 31, 2018

Short Sales Outstanding
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.51)%	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - (0.21)%
2.00%, 02/01/2033	$150	143
2.50%, 01/01/2034	1,000	976
2.50%, 01/01/2046	100	95
2.50%, 02/01/2048	100	95
3.00%, 01/15/2027	700	698
3.00%, 01/01/2043	2,300	2,241
3.00%, 02/01/2048	100	97
5.00%, 01/01/2042	200	209
5.00%, 02/01/2043	100	105
		$4,659
Federal National Mortgage Association (FNMA) - (0.22)%
2.00%, 02/01/2033	200	191
2.50%, 02/01/2033	100	98
2.50%, 01/01/2034	800	781
2.50%, 01/01/2046	100	94
3.00%, 01/01/2046	3,400	3,314
5.00%, 01/01/2048	200	210
5.50%, 02/01/2043	200	212
		$4,900
Government National Mortgage Association (GNMA) - (0.08)%
2.50%, 02/01/2048	100	96
3.00%, 01/01/2043	200	197
3.00%, 02/01/2046	200	197
3.50%, 01/15/2042	100	101
3.50%, 02/01/2042	200	201
4.00%, 01/01/2042	300	307
4.00%, 02/01/2043	200	204
4.50%, 02/01/2042	100	103
4.50%, 02/01/2043	200	207
5.50%, 02/01/2048	200	209
		$1,822
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $11,331)		$11,381
TOTAL SHORT SALES (proceeds $11,331)		$11,381

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
December 31, 2018

COMMON STOCKS - 0.01%	Shares Held Value (000's)			Principal
Oil & Gas - 0.01%			BONDS (continued)	Amount (000’s) Value (000’s)
Patterson-UTI Energy Inc	3,386	$35	Airlines (continued)
TOTAL COMMON STOCKS		$35	American Airlines 2014-1 Class A Pass Through
INVESTMENT COMPANIES - 1.38%	Shares Held Value (000's)		Trust
Money Market Funds - 1.38%			3.70%, 04/01/2028	$128	$124
Principal Government Money Market Fund	3,893,898	3,894	American Airlines 2015-1 Class A Pass Through
2.11%(a),(b)			Trust
TOTAL INVESTMENT COMPANIES		$3,894	3.38%, 11/01/2028	25	24
PREFERRED STOCKS - 0.05%	Shares Held Value (000's)		American Airlines 2015-1 Class B Pass Through
Agriculture - 0.00%			Trust
Pinnacle Operating Corp 0.00% (c),(d),(e)	81,952	$8	3.70%, 11/01/2024	14	13
Telecommunications - 0.05%			American Airlines 2016-3 Class A Pass Through
Verizon Communications Inc 5.90%, 02/15/2054	5,000	127	Trust
TOTAL PREFERRED STOCKS		$135	3.25%, 04/15/2030	212	202
	Principal		American Airlines 2017-1 Class AA Pass Through
BONDS - 66.33%	Amount (000's) Value (000's)		Trust
Aerospace & Defense - 0.96%			3.65%, 08/15/2030	152	150
Air 2 US			Continental Airlines 2007-1 Class A Pass Through
8.63%, 10/01/2020(f)	$4	$4	Trust
BBA US Holdings Inc			5.98%, 10/19/2023	96	100
5.38%, 05/01/2026(f)	25	24	Continental Airlines 2012-1 Class A Pass Through
Bombardier Inc			Trust
6.13%, 01/15/2023(f)	30	28	4.15%, 10/11/2025	339	338
7.50%, 03/15/2025(f)	355	335	United Airlines 2014-2 Class A Pass Through
Triumph Group Inc			Trust
7.75%, 08/15/2025	220	194	3.75%, 03/03/2028	249	243
United Technologies Corp			United Airlines 2018-1 Class A Pass Through
2.80%, 05/04/2024	420	396	Trust
3.10%, 06/01/2022	215	210	3.70%, 09/01/2031	205	200
3.95%, 08/16/2025	390	387	United Airlines 2018-1 Class AA Pass Through
4.13%, 11/16/2028	890	882	Trust
4.45%, 11/16/2038	115	112	3.50%, 09/01/2031	200	196
4.63%, 11/16/2048	100	97	US Airways 2001-1G Pass Through Trust
5.40%, 05/01/2035	40	42	7.08%, 09/20/2022	10	11
		$2,711	US Airways 2013-1 Class A Pass Through Trust
			3.95%, 05/15/2027	108	109
Agriculture - 1.26%					$2,604
Altria Group Inc
2.85%, 08/09/2022	480	461	Automobile Asset Backed Securities - 6.94%
4.00%, 01/31/2024	235	231	Ally Auto Receivables Trust 2016-2
4.50%, 05/02/2043	240	200	1.35%, 05/15/2020	78	78
5.38%, 01/31/2044	530	494	AmeriCredit Automobile Receivables 2015-4
BAT Capital Corp			2.11%, 01/08/2021	283	283
2.76%, 08/15/2022	140	132	AmeriCredit Automobile Receivables Trust
3.20%, 08/14/2020	200	198	2017-4
3 Month USD LIBOR + 0.59%			2.63%, 05/18/2021	856	855
3.22%, 08/15/2024	170	157	1.00 x 1 Month USD LIBOR + 0.18%
4.54%, 08/15/2047	90	72	Americredit Automobile Receivables Trust 2018-2
Imperial Brands Finance PLC			2.86%, 11/18/2021	1,240	1,238
3.75%, 07/21/2022(f)	220	218	Capital Auto Receivables Asset Trust 2017-1
Philip Morris International Inc			2.70%, 09/20/2022(f)	585	579
1.88%, 02/25/2021	80	78	Carmax Auto Owner Trust 2018-4
2.38%, 08/17/2022	120	115	2.66%, 02/15/2022	2,000	2,000
4.38%, 11/15/2041	20	18	1.00 x 1 Month USD LIBOR + 0.20%
Pinnacle Operating Corp			Drive Auto Receivables Trust 2017-2
9.00%, 05/15/2023(f)	118	76	2.25%, 06/15/2021	97	97
Reynolds American Inc			Drive Auto Receivables Trust 2017-3
5.70%, 08/15/2035	300	293	2.30%, 05/17/2021	280	280
5.85%, 08/15/2045	90	84	Drive Auto Receivables Trust 2018-2
6.88%, 05/01/2020	580	603	2.83%, 09/15/2020	394	394
7.00%, 08/04/2041	120	129	Drive Auto Receivables Trust 2018-5
		$3,559	2.78%, 07/15/2021	750	749
			1.00 x 1 Month USD LIBOR + 0.32%
Airlines - 0.92%			Ford Credit Auto Owner Trust 2016-A
American Airlines 2013-1 Class B Pass Through			1.39%, 07/15/2020	85	85
Trust			GM Financial Automobile Leasing Trust 2016-3
5.63%, 07/15/2022(f)	146	147	1.97%, 05/20/2020	300	299
American Airlines 2013-2 Class A Pass Through			2.38%, 05/20/2020	300	299
Trust			GM Financial Automobile Leasing Trust 2017-1
4.95%, 07/15/2024	736	747	2.48%, 08/20/2020	300	298
			2.74%, 08/20/2020	200	199

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)			Automobile Parts & Equipment (continued)
GM Financial Automobile Leasing Trust 2017-2			Schaeffler Finance BV
1.72%, 01/21/2020	$269	$269	4.75%, 05/15/2023(f)	$200	$191
GM Financial Automobile Leasing Trust 2017-3					$438
2.71%, 01/21/2020	207	207	Banks - 7.93%
1.00 x 1 Month USD LIBOR + 0.24%			Banco General SA
GM Financial Automobile Leasing Trust 2018-2			4.13%, 08/07/2027(f)	200	184
2.69%, 07/20/2020	2,978	2,977	Bank of America Corp
1.00 x 1 Month USD LIBOR + 0.22%			3.50%, 05/17/2022(i)	200	200
GM Financial Automobile Leasing Trust 2018-3			3 Month USD LIBOR + 0.63%
3.18%, 06/21/2021	600	601	4.20%, 08/26/2024	695	689
Hertz Fleet Lease Funding LP			4.25%, 10/22/2026	611	594
2.89%, 05/10/2032(f)	500	501	Bank of New York Mellon Corp/The
1.00 x 1 Month USD LIBOR + 0.50%			4.62%, 12/31/2049(i),(j)	400	359
Hyundai Auto Lease Securitization Trust 2017-C			3 Month USD LIBOR + 3.13%
2.46%, 07/15/2022(f)	650	644	Barclays PLC
Hyundai Auto Receivables Trust 2017-A			7.75%, 12/31/2049(i),(j)	200	192
1.48%, 02/18/2020	14	13	USD Swap Semi-Annual 5 Year + 4.84%
Mercedes-Benz Auto Lease Trust 2018-A			BNP Paribas SA
2.41%, 02/16/2021	400	398	6.75%, 12/31/2049(f),(i),(j)	400	390
Nissan Auto Lease Trust 2017-A			USD Swap Semi-Annual 5 Year + 4.92%
2.66%, 09/16/2019	350	350	BPCE SA
1.00 x 1 Month USD LIBOR + 0.20%			2.50%, 07/15/2019	450	448
Santander Drive Auto Receivables Trust 2016-2			CIT Group Inc
2.08%, 02/16/2021	22	22	4.13%, 03/09/2021	75	74
Santander Drive Auto Receivables Trust 2018-2			5.25%, 03/07/2025	20	20
2.71%, 10/15/2020	605	605	5.80%, 12/31/2049(i),(j)	40	36
1.00 x 1 Month USD LIBOR + 0.25%			3 Month USD LIBOR + 3.97%
3.35%, 07/17/2023	500	500	6.13%, 03/09/2028	40	40
Santander Drive Auto Receivables Trust 2018-3			Citigroup Inc
2.73%, 03/15/2021	1,162	1,162	3.44%, 07/24/2023	215	210
1.00 x 1 Month USD LIBOR + 0.27%			3 Month USD LIBOR + 0.95%
Santander Drive Auto Receivables Trust 2018-5			3.52%, 10/27/2028(i)	940	877
2.69%, 07/15/2021	3,000	3,000	3 Month USD LIBOR + 1.15%
1.00 x 1 Month USD LIBOR + 0.23%			4.13%, 07/25/2028	745	699
Santander Retail Auto Lease Trust 2017-A			4.45%, 09/29/2027	195	188
2.02%, 03/20/2020(f)	297	296	4.65%, 07/23/2048	245	239
Wheels SPV 2 LLC			4.75%, 05/18/2046	155	143
1.88%, 04/20/2026(f)	264	262	Cooperatieve Rabobank UA
		$19,540	4.75%, 01/15/2020(f)	490	498
Automobile Floor Plan Asset Backed Securities - 0.11%			Credit Suisse Group AG
GMF Floorplan Owner Revolving Trust			3.98%, 12/14/2023(f)	250	249
3.50%, 09/15/2023(f)	300	304	3 Month USD LIBOR + 1.20%
Automobile Manufacturers - 0.77%			7.13%, 12/31/2049(i),(j)	500	494
Allison Transmission Inc			USD Swap Semi-Annual 5 Year + 5.11%
5.00%, 10/01/2024(f)	50	48	7.50%, 12/31/2049(f),(i),(j)	200	195
Daimler Finance North America LLC			USD Swap Semi-Annual 5 Year + 4.60%
2.25%, 03/02/2020(f)	445	439	DBS Group Holdings Ltd
2.70%, 08/03/2020(f)	450	444	4.52%, 12/11/2028(f),(i)	515	526
2.85%, 01/06/2022(f)	180	176	USD Swap Rate NY 5 Year + 1.59%
General Motors Co			Discover Bank
6.25%, 10/02/2043	30	28	3.10%, 06/04/2020	345	343
6.60%, 04/01/2036	275	268	First Republic Bank/CA
General Motors Financial Co Inc			2.50%, 06/06/2022	250	242
3.40%, 01/05/2023	450	427	4.63%, 02/13/2047	500	482
3 Month USD LIBOR + 0.99%			Goldman Sachs Group Inc/The
3.85%, 01/05/2028	100	87	3.49%, 07/24/2023	1,160	1,127
Navistar International Corp			3 Month USD LIBOR + 1.00%
6.63%, 11/01/2025(f)	270	260	3.85%, 01/26/2027	1,125	1,058
		$2,177	5.38%, 12/31/2049(i),(j)	580	560
Automobile Parts & Equipment - 0.16%			3 Month USD LIBOR + 3.92%
American Axle & Manufacturing Inc			5.95%, 01/15/2027	140	147
6.25%, 04/01/2025	160	146	6.75%, 10/01/2037	375	423
Dana Inc			JPMorgan Chase & Co
5.50%, 12/15/2024	85	79	3.26%, 01/10/2025	175	168
IHO Verwaltungs GmbH			3 Month USD LIBOR + 0.85%
4.75%, PIK 5.50%, 09/15/2026(f),(g),(h)	25	22	3.63%, 12/01/2027	400	372
			4.62%, 12/31/2049(i),(j)	75	64
			3 Month USD LIBOR + 2.58%

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Beverages (continued)
JPMorgan Chase & Co (continued)			Corp Lindley SA
4.95%, 06/01/2045	$290	$294	6.75%, 11/23/2021(f)	$44	$46
5.63%, 08/16/2043	260	286	6.75%, 11/23/2021	66	69
Morgan Stanley			Keurig Dr Pepper Inc
3.95%, 04/23/2027	440	415	3.55%, 05/25/2021(f)	275	275
5.00%, 11/24/2025	285	291	4.06%, 05/25/2023(f)	490	488
5.55%, 12/31/2049(i),(j)	405	393	4.42%, 05/25/2025(f)	170	169
3 Month USD LIBOR + 3.81%					$2,737
6.38%, 07/24/2042	270	330	Biotechnology - 0.21%
Popular Inc			Amgen Inc
6.13%, 09/14/2023	70	69	2.20%, 05/11/2020	315	311
Royal Bank of Canada			Celgene Corp
3.70%, 10/05/2023	555	557	5.00%, 08/15/2045	220	204
Royal Bank of Scotland Group PLC			5.25%, 08/15/2043	30	29
4.09%, 05/15/2023	685	664	Gilead Sciences Inc
3 Month USD LIBOR + 1.47%			2.50%, 09/01/2023	50	48
5.13%, 05/28/2024	805	781			$592
7.50%, 12/31/2049(i),(j)	425	421	Building Materials - 0.09%
USD Swap Semi-Annual 5 Year + 5.80%			BMC East LLC
Santander UK PLC			5.50%, 10/01/2024(f)	105	98
5.00%, 11/07/2023(f)	460	449	Owens Corning
Skandinaviska Enskilda Banken AB			7.00%, 12/01/2036	75	83
5.75%, 12/31/2049(i),(j)	485	472	Standard Industries Inc/NJ
USD Swap Semi-Annual 5 Year + 3.85%			4.75%, 01/15/2028(f)	75	63
State Street Corp					$244
4.14%, 12/03/2029(i)	350	361	Chemicals - 1.08%
3 Month USD LIBOR + 1.03%			Aruba Investments Inc
SunTrust Bank/Atlanta GA			8.75%, 02/15/2023(f)	105	104
4.05%, 11/03/2025	165	168	Blue Cube Spinco LLC
Svenska Handelsbanken AB			9.75%, 10/15/2023	40	44
3.90%, 11/20/2023	345	348	Braskem Finance Ltd
Synchrony Bank			6.45%, 02/03/2024	200	210
3.00%, 06/15/2022	650	607	CF Industries Inc
UBS AG/London			5.15%, 03/15/2034	110	92
4.50%, 06/26/2048(f)	200	207	Consolidated Energy Finance SA
UBS AG/Stamford CT			6.50%, 05/15/2026(f)	165	158
2.35%, 03/26/2020	450	446	6.88%, 06/15/2025(f)	150	143
UBS Group Funding Switzerland AG			Dow Chemical Co/The
3.57%, 08/15/2023(f)	390	382	5.55%, 11/30/2048(f)	55	56
3 Month USD LIBOR + 0.95%			DowDuPont Inc
6.87%, 12/31/2049(i),(j)	440	440	5.32%, 11/15/2038	190	196
USD Swap Rate NY 5 Year + 5.50%			5.42%, 11/15/2048	130	135
6.88%, 12/31/2049(i),(j)	450	432	GCP Applied Technologies Inc
USD Swap Semi-Annual 5 Year + 4.59%			5.50%, 04/15/2026(f)	35	34
Wells Fargo & Co			Israel Chemicals Ltd
4.40%, 06/14/2046	140	128	6.38%, 05/31/2038(f)	95	95
6.56%, 12/31/2049(j)	65	65	Mexichem SAB de CV
3 Month USD LIBOR + 3.77%			4.00%, 10/04/2027(f)	200	182
Zions Bancorp NA			NOVA Chemicals Corp
3.50%, 08/27/2021	790	788	5.25%, 06/01/2027(f)	115	102
		$22,324	Olin Corp
Beverages - 0.97%			5.00%, 02/01/2030	110	96
Anheuser-Busch Cos LLC / Anheuser-Busch			SABIC Capital II BV
InBev Worldwide Inc			4.00%, 10/10/2023(f)	570	567
4.70%, 02/01/2036(f)	5	5	SASOL Financing USA LLC
4.90%, 02/01/2046(f)	725	672	5.88%, 03/27/2024	200	200
Anheuser-Busch InBev Finance Inc			6.50%, 09/27/2028	200	200
2.65%, 02/01/2021	301	296	Starfruit Finco BV / Starfruit US Holdco LLC
Anheuser-Busch InBev Worldwide Inc			8.00%, 10/01/2026(f)	160	148
4.38%, 04/15/2038	145	129	Syngenta Finance NV
4.75%, 04/15/2058	70	61	5.18%, 04/24/2028(f)	310	287
Bacardi Ltd					$3,049
4.70%, 05/15/2028(f)	140	135	Coal - 0.03%
Central American Bottling Corp			Alliance Resource Operating Partners LP /
5.75%, 01/31/2027	165	162	Alliance Resource Finance Corp
Constellation Brands Inc			7.50%, 05/01/2025(f)	75	75
4.40%, 11/15/2025	230	230

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
December 31, 2018

		Principal				Principal
BONDS (continued)		Amount (000’s) Value (000’s)		BONDS (continued)		Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities - 5.59%				Commercial Mortgage Backed Securities (continued)
Banc of America Commercial Mortgage Trust				Morgan Stanley Bank of America Merrill Lynch
2015-UBS7				Trust 2012-C5
3.71%, 09/15/2048		$500	$505	1.47%, 08/15/2045(f),(g),(k)		$3,400	$140
BANK 2017-BNK9				Morgan Stanley Bank of America Merrill Lynch
4.03%, 11/15/2054(g)		500	498	Trust 2014-C14
BBCMS MORTGAGE TRUST 2017-C1				1.09%, 02/15/2047(g),(k)		7,749	249
3.67%, 02/15/2050		500	498	Morgan Stanley Bank of America Merrill Lynch
BENCHMARK 2018-B4				Trust 2014-C16
4.12%, 07/15/2051		500	517	1.12%, 06/15/2047(g),(k)		4,214	158
Citigroup Commercial Mortgage Trust				Morgan Stanley Bank of America Merrill Lynch
2015-GC27				Trust 2015-C26
3.57%, 02/10/2048		900	897	3.89%, 10/15/2048(g)		250	251
Citigroup Commercial Mortgage Trust				Morgan Stanley Bank of America Merrill Lynch
2015-GC29				Trust 2015-C27
4.14%, 04/10/2048(g)		500	492	3.75%, 12/15/2047		100	101
Citigroup Commercial Mortgage Trust				Morgan Stanley Bank of America Merrill Lynch
2016-GC37				Trust 2016-C30
3.58%, 04/10/2049		350	349	3.18%, 09/15/2049		500	480
Citigroup Commercial Mortgage Trust 2018-B2				MSBAM Commercial Mortgage Securities Trust
4.01%, 03/10/2051		350	357	2012-CKSV
COMM 2013-CCRE11 Mortgage Trust				1.08%, 10/15/2030(f),(g),(k)		3,583	119
1.10%, 08/10/2050(g),(k)		6,712	233	UBS Commercial Mortgage Trust 2012-C1
COMM 2013-CCRE8 Mortgage Trust				3.40%, 05/10/2045		146	147
3.96%, 06/10/2046(f),(g)		350	355	UBS-Barclays Commercial Mortgage Trust
COMM 2015-PC1 Mortgage Trust				2012-	C3
4.29%, 07/10/2050(g)		250	256	3.09%, 08/10/2049		255	254
COMM 2018-COR3 Mortgage Trust				UBS-Barclays Commercial Mortgage Trust
4.23%, 05/10/2051		1,000	1,032	2012-	C4
Credit Suisse Commercial Mortgage Trust Series				1.64%, 12/10/2045(f),(g),(k)		1,243	62
2006-	C5			3.32%, 12/10/2045(f)		500	498
0.87%, 12/15/2039(g),(k)		137	—	UBS-Barclays Commercial Mortgage Trust
DBUBS 2011-LC2 Mortgage Trust				2013-	C5
4.54%, 07/10/2044(f)		750	771	3.18%, 03/10/2046		335	335
GS Mortgage Securities Trust 2011-GC5				4.08%, 03/10/2046(f),(g)		175	159
1.34%, 08/10/2044(f),(g),(k)		9,412	255	Wells Fargo Commercial Mortgage Trust
GS Mortgage Securities Trust 2012-GCJ7				2015-NXS1
2.21%, 05/10/2045(g),(k)		1,929	81	3.66%, 05/15/2048(g)		500	491
GS Mortgage Securities Trust 2013-GC16				Wells Fargo Commercial Mortgage Trust
1.05%, 11/10/2046(g),(k)		1,972	83	2017-C38
GS Mortgage Securities Trust 2013-GCJ12				3.45%, 07/15/2050		500	490
3.78%, 06/10/2046(g)		250	249	WFRBS Commercial Mortgage Trust 2013-C12
GS Mortgage Securities Trust 2014-GC26				1.28%, 03/15/2048(f),(g),(k)		3,007	127
1.01%, 11/10/2047(g),(k)		4,769	213	WFRBS Commercial Mortgage Trust 2014-C22
GS Mortgage Securities Trust 2015-GC34				4.07%, 09/15/2057(g)		500	512
3.51%, 10/10/2048		375	374				$15,749
GS Mortgage Securities Trust 2015-GS1				Commercial Services - 0.26%
3.73%, 11/10/2048		1,000	1,011	Ahern Rentals Inc
JP Morgan Chase Commercial Mortgage				7.38%, 05/15/2023(f)		170	136
Securities Trust 2010-C1				DP World Ltd
5.95%, 06/15/2043(f)		400	403	6.85%, 07/02/2037		100	111
JP Morgan Chase Commercial Mortgage				Garda World Security Corp
Securities Trust 2011-C5				8.75%, 05/15/2025(f)		130	119
5.41%, 08/15/2046(f),(g)		350	361	Refinitiv US Holdings Inc
JP Morgan Chase Commercial Mortgage				6.25%, 05/15/2026(f)		30	29
Securities Trust 2012-LC9				8.25%, 11/15/2026(f)		45	41
1.53%, 12/15/2047(g),(k)		2,424	105	TMS International Corp
JP Morgan Chase Commercial Mortgage				7.25%, 08/15/2025(f)		90	84
Securities Trust 2013-C16				United Rentals North America Inc
0.95%, 12/15/2046(g),(k)		8,254	313	4.63%, 10/15/2025		75	67
JP Morgan Chase Commercial Mortgage				4.88%, 01/15/2028		25	22
Securities Trust 2016-JP3				5.75%, 11/15/2024		100	96
3.14%, 08/15/2049		500	471	5.88%, 09/15/2026		15	14
JPMBB Commercial Mortgage Securities Trust							$719
2014-C24				Computers - 1.19%
4.39%, 11/15/2047(g)		500	497	Apple Inc
LB-UBS Commercial Mortgage Trust 2007-C1				2.75%, 01/13/2025		220	212
0.28%, 02/15/2040(g),(k)		511	—	2.85%, 05/11/2024		665	649
				3.00%, 02/09/2024		445	440

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Computers (continued)			Electric - 2.62%
Apple Inc (continued)			Alabama Power Co
3.35%, 02/09/2027	$1,095	$1,067	4.15%, 08/15/2044	$120	$117
Dell International LLC / EMC Corp			Clearway Energy Operating LLC
7.13%, 06/15/2024(f)	415	422	5.75%, 10/15/2025(f)	75	72
8.35%, 07/15/2046(f)	500	541	CMS Energy Corp
West Corp			4.70%, 03/31/2043	135	137
8.50%, 10/15/2025(f)	20	16	4.88%, 03/01/2044	130	136
		$3,347	Consolidated Edison Co of New York Inc
Consumer Products - 0.05%			4.00%, 12/01/2028	150	154
Prestige Brands Inc			4.63%, 12/01/2054	150	147
6.38%, 03/01/2024(f)	85	82	Dominion Energy Inc
Spectrum Brands Inc			2.58%, 07/01/2020	900	886
5.75%, 07/15/2025	75	71	3.90%, 10/01/2025	115	115
		$153	4.25%, 06/01/2028	160	160
Credit Card Asset Backed Securities - 0.73%			DTE Energy Co
Capital One Multi-Asset Execution Trust			6.38%, 04/15/2033	85	101
2.00%, 01/17/2023	500	495	Duke Energy Florida LLC
Chase Issuance Trust			3.80%, 07/15/2028	295	298
2.76%, 01/15/2022	1,000	1,000	Electricite de France SA
1.00 x 1 Month USD LIBOR + 0.30%			5.63%, 12/31/2049(f),(i),(j)	280	258
2.87%, 05/15/2021	550	550	USD Swap Semi-Annual 10 Year + 3.04%
1.00 x 1 Month USD LIBOR + 0.41%			Elwood Energy LLC
		$2,045	8.16%, 07/05/2026	115	126
Distribution & Wholesale - 0.23%			Enel Chile SA
American Builders & Contractors Supply Co Inc			4.88%, 06/12/2028	150	150
5.75%, 12/15/2023(f)	95	94	Enel Finance International NV
5.88%, 05/15/2026(f)	55	52	2.88%, 05/25/2022(f)	200	188
Ferguson Finance PLC			Exelon Corp
4.50%, 10/24/2028(f)	340	340	2.85%, 06/15/2020	330	327
Global Partners LP / GLP Finance Corp			3.50%, 06/01/2022	125	122
7.00%, 06/15/2023	80	76	Florida Power & Light Co
H&E Equipment Services Inc			3.95%, 03/01/2048	145	142
5.63%, 09/01/2025	90	82	4.13%, 06/01/2048	105	105
		$644	Fortis Inc/Canada
			2.10%, 10/04/2021	185	178
Diversified Financial Services - 1.23%			3.06%, 10/04/2026	165	151
Ally Financial Inc			Georgia Power Co
5.75%, 11/20/2025	360	358	4.30%, 03/15/2042	100	92
Brookfield Finance Inc			4.30%, 03/15/2043	80	73
3.90%, 01/25/2028	245	231	Indiantown Cogeneration LP
4.70%, 09/20/2047	390	359	9.77%, 12/15/2020	50	52
Brookfield Finance LLC			Kentucky Utilities Co
4.00%, 04/01/2024	750	741	3.30%, 10/01/2025	190	185
Credit Acceptance Corp			Louisville Gas & Electric Co
6.13%, 02/15/2021	105	105	3.30%, 10/01/2025	115	113
7.38%, 03/15/2023	115	117	NRG Energy Inc
E*TRADE Financial Corp			6.25%, 05/01/2024	105	107
5.30%, 12/31/2049(i),(j)	280	232	6.63%, 01/15/2027	110	111
3 Month USD LIBOR + 3.16%			Oncor Electric Delivery Co LLC
Lions Gate Capital Holdings LLC			5.25%, 09/30/2040	120	137
5.88%, 11/01/2024(f)	90	89	Pacific Gas & Electric Co
National Rural Utilities Cooperative Finance Corp			3.30%, 03/15/2027	295	243
2.40%, 04/25/2022	255	248	3.30%, 12/01/2027	345	281
4.75%, 04/30/2043(i)	125	119	4.45%, 04/15/2042	80	64
3 Month USD LIBOR + 2.91%			5.13%, 11/15/2043	45	39
Navient Corp			PacifiCorp
6.13%, 03/25/2024	130	111	3.85%, 06/15/2021	150	152
6.63%, 07/26/2021	40	39	PPL Electric Utilities Corp
6.75%, 06/15/2026	70	58	3.95%, 06/01/2047	85	82
Nuveen LLC			4.75%, 07/15/2043	115	125
4.00%, 11/01/2028(f)	320	330	PPL WEM Ltd / Western Power Distribution Ltd
Springleaf Finance Corp			5.38%, 05/01/2021(f)	440	454
6.88%, 03/15/2025	115	103	Southern Co/The
7.13%, 03/15/2026	115	103	2.95%, 07/01/2023	145	140
SURA Asset Management SA			5.50%, 03/15/2057(i)	50	48
4.88%, 04/17/2024(f)	125	124	3 Month USD LIBOR + 3.63%
		$3,467	State Grid Overseas Investment 2016 Ltd
			3.50%, 05/04/2027	250	241

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Electric (continued)			Food (continued)
Tucson Electric Power Co			Want Want China Finance Ltd
4.85%, 12/01/2048	$65	$68	2.88%, 04/27/2022	$200	$195
Virginia Electric & Power Co			Wm Wrigley Jr Co
3.80%, 04/01/2028	180	181	3.38%, 10/21/2020(f)	415	416
4.60%, 12/01/2048	95	99			$4,246
4.65%, 08/15/2043	65	67	Forest Products & Paper - 0.17%
Vistra Energy Corp			Domtar Corp
8.13%, 01/30/2026(f)	35	38	6.25%, 09/01/2042	225	220
Vistra Operations Co LLC			International Paper Co
5.50%, 09/01/2026(f)	120	115	4.35%, 08/15/2048	250	214
		$7,377	Sappi Papier Holding GmbH
Electrical Components & Equipment - 0.01%			7.50%, 06/15/2032(f)	50	47
Energizer Gamma Acquisition Inc					$481
6.38%, 07/15/2026(f)	45	41	Gas - 0.11%
Electronics - 0.05%			Dominion Energy Gas Holdings LLC
Sensata Technologies BV			4.80%, 11/01/2043	10	10
5.00%, 10/01/2025(f)	155	146	NGL Energy Partners LP / NGL Energy Finance
Engineering & Construction - 0.04%			Corp
MasTec Inc			7.50%, 11/01/2023	165	159
4.88%, 03/15/2023	70	68	Southern Co Gas Capital Corp
Tutor Perini Corp			4.40%, 05/30/2047	165	154
6.88%, 05/01/2025(f)	60	56			$323
		$124	Healthcare - Products - 0.68%
Entertainment - 0.29%			Abbott Laboratories
Boyne USA Inc			2.90%, 11/30/2021	195	193
7.25%, 05/01/2025(f)	110	114	3.75%, 11/30/2026	170	168
Caesars Resort Collection LLC / CRC Finco Inc			4.90%, 11/30/2046	195	205
5.25%, 10/15/2025(f)	160	138	Agiliti Health Inc
CCM Merger Inc			7.63%, 08/15/2020	165	164
6.00%, 03/15/2022(f)	85	86	Becton Dickinson and Co
Eldorado Resorts Inc			3.77%, 06/06/2022	165	162
6.00%, 04/01/2025	35	34	3 Month USD LIBOR + 1.03%
6.00%, 09/15/2026(f)	95	90	Covidien International Finance SA
7.00%, 08/01/2023	50	51	4.20%, 06/15/2020	480	488
Enterprise Development Authority/The			DJO Finance LLC / DJO Finance Corp
12.00%, 07/15/2024(f)	130	118	8.13%, 06/15/2021(f)	75	77
International Game Technology PLC			Hill-Rom Holdings Inc
6.50%, 02/15/2025(f)	200	197	5.75%, 09/01/2023(f)	60	60
		$828	Kinetic Concepts Inc / KCI USA Inc
Environmental Control - 0.09%			7.88%, 02/15/2021(f)	70	71
Waste Connections Inc			Medtronic Inc
4.25%, 12/01/2028	255	261	2.50%, 03/15/2020	65	64
Food - 1.51%			4.38%, 03/15/2035	245	251
Cencosud SA					$1,903
4.38%, 07/17/2027(f)	220	191	Healthcare - Services - 0.64%
General Mills Inc			AHP Health Partners Inc
4.55%, 04/17/2038	240	223	9.75%, 07/15/2026(f)	80	81
4.70%, 04/17/2048	295	270	Centene Corp
Gruma SAB de CV			4.75%, 05/15/2022	40	40
4.88%, 12/01/2024(f)	350	351	5.38%, 06/01/2026(f)	100	97
Ingles Markets Inc			5.63%, 02/15/2021	40	40
5.75%, 06/15/2023	145	143	6.13%, 02/15/2024	60	62
JBS USA LUX SA / JBS USA Finance Inc			HCA Inc
5.75%, 06/15/2025(f)	125	119	4.75%, 05/01/2023	245	241
7.25%, 06/01/2021(f)	95	96	5.00%, 03/15/2024	125	124
Kraft Heinz Foods Co			5.25%, 04/15/2025	105	105
2.80%, 07/02/2020	460	457	5.38%, 09/01/2026	35	34
McCormick & Co Inc/MD			5.50%, 06/15/2047	50	47
3.15%, 08/15/2024	325	313	5.88%, 03/15/2022	10	10
3.40%, 08/15/2027	220	208	MPH Acquisition Holdings LLC
Nestle Holdings Inc			7.13%, 06/01/2024(f)	75	70
3.35%, 09/24/2023(f)	525	530	Polaris Intermediate Corp
3.50%, 09/24/2025(f)	540	542	8.50%, PIK 9.25%, 12/01/2022(f),(g),(h)	155	141
Post Holdings Inc			Tenet Healthcare Corp
5.00%, 08/15/2026(f)	180	164	4.63%, 07/15/2024	95	88
5.75%, 03/01/2027(f)	30	28	UnitedHealth Group Inc
			3.88%, 12/15/2028	425	431

See accompanying notes.			156

Schedule of Investments
Core Plus Bond Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Healthcare - Services (continued)			Insurance (continued)
WellCare Health Plans Inc			XLIT Ltd (continued)
5.25%, 04/01/2025	$155	$149	5.50%, 03/31/2045	$375	$388
5.38%, 08/15/2026(f)	30	29			$6,599
		$1,789	Internet - 0.37%
Home Builders - 0.20%			Alibaba Group Holding Ltd
Century Communities Inc			3.40%, 12/06/2027	200	185
5.88%, 07/15/2025	165	145	Baidu Inc
Lennar Corp			4.38%, 05/14/2024	400	403
4.50%, 04/30/2024	151	143	Netflix Inc
4.88%, 12/15/2023	40	38	4.38%, 11/15/2026	130	118
LGI Homes Inc			Tencent Holdings Ltd
6.88%, 07/15/2026(f)	75	67	2.99%, 01/19/2023(f)	200	194
Taylor Morrison Communities Inc / Taylor			Zayo Group LLC / Zayo Capital Inc
Morrison Holdings II Inc			6.00%, 04/01/2023	140	133
5.63%, 03/01/2024(f)	70	67			$1,033
Williams Scotsman International Inc			Iron & Steel - 0.20%
7.88%, 12/15/2022(f)	95	93	AK Steel Corp
		$553	6.38%, 10/15/2025	140	108
Home Equity Asset Backed Securities - 0.07%			7.50%, 07/15/2023	50	50
Saxon Asset Securities Trust 2004-1			7.63%, 10/01/2021	25	22
3.26%, 03/25/2035	124	67	Cleveland-Cliffs Inc
1.00 x 1 Month USD LIBOR + 1.70%			4.88%, 01/15/2024(f)	40	37
Specialty Underwriting & Residential Finance			Commercial Metals Co
Trust Series 2004-BC1			4.88%, 05/15/2023	77	73
3.27%, 02/25/2035	123	122	Vale Overseas Ltd
1.00 x 1 Month USD LIBOR + 0.77%			4.38%, 01/11/2022	35	36
		$189	6.25%, 08/10/2026	120	129
Insurance - 2.34%			6.88%, 11/21/2036	96	110
AIA Group Ltd					$565
3.20%, 03/11/2025(f)	410	395	Leisure Products & Services - 0.07%
3.90%, 04/06/2028(f)	625	625	Constellation Merger Sub Inc
American International Group Inc			8.50%, 09/15/2025(f)	80	72
3.90%, 04/01/2026	805	774	Silversea Cruise Finance Ltd
4.50%, 07/16/2044	305	272	7.25%, 02/01/2025(f)	120	127
Arch Capital Finance LLC					$199
4.01%, 12/15/2026	265	265	Lodging - 0.10%
5.03%, 12/15/2046	115	120	Jack Ohio Finance LLC / Jack Ohio Finance 1
AssuredPartners Inc			Corp
7.00%, 08/15/2025(f)	60	54	6.75%, 11/15/2021(f)	140	141
AXA Equitable Holdings Inc			Wynn Las Vegas LLC / Wynn Las Vegas Capital
5.00%, 04/20/2048(f)	460	408	Corp
AXA SA			5.25%, 05/15/2027(f)	110	97
5.12%, 01/17/2047(i)	300	284	5.50%, 03/01/2025(f)	50	47
3 Month USD LIBOR + 3.88%					$285
HUB International Ltd			Machinery - Construction & Mining - 0.03%
7.00%, 05/01/2026(f)	25	23	BWX Technologies Inc
Liberty Mutual Group Inc			5.38%, 07/15/2026(f)	75	72
5.69%, 03/07/2067(f)	260	242	Machinery - Diversified - 0.05%
3 Month USD LIBOR + 2.91%			Cloud Crane LLC
Markel Corp			10.13%, 08/01/2024(f)	130	134
3.50%, 11/01/2027	130	123
4.30%, 11/01/2047	95	83	Media - 2.88%
5.00%, 04/05/2046	280	278	21st Century Fox America Inc
Nuveen Finance LLC			3.00%, 09/15/2022	170	168
4.13%, 11/01/2024(f)	640	652	5.40%, 10/01/2043	230	265
Prudential Financial Inc			6.15%, 02/15/2041	35	44
5.63%, 06/15/2043(i)	225	220	6.20%, 12/15/2034	80	97
3 Month USD LIBOR + 3.92%			6.40%, 12/15/2035	405	505
Voya Financial Inc			Altice Financing SA
5.65%, 05/15/2053(i)	475	446	6.63%, 02/15/2023(f)	200	192
3 Month USD LIBOR + 3.58%			AMC Networks Inc
6.13%, 12/31/2049(i),(j)	50	47	4.75%, 08/01/2025	115	104
US Treasury Yield Curve Rate T Note			5.00%, 04/01/2024	60	57
Constant Maturity 5 Year + 3.36%			CCO Holdings LLC / CCO Holdings Capital Corp
XLIT Ltd			5.13%, 05/01/2023(f)	430	418
4.45%, 03/31/2025	685	681	5.50%, 05/01/2026(f)	35	34
4.89%, 12/31/2049(j)	235	219
3 Month USD LIBOR + 2.46%

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Media (continued)			Mining (continued)
Charter Communications Operating LLC / Charter			IAMGOLD Corp
Communications Operating Capital			7.00%, 04/15/2025(f)	$230	$216
3.58%, 07/23/2020	$305	$305	Newmont Mining Corp
5.75%, 04/01/2048	250	234	5.13%, 10/01/2019	150	152
6.48%, 10/23/2045	150	154	Northwest Acquisitions ULC / Dominion Finco
Comcast Corp			Inc
3.38%, 02/15/2025	335	328	7.13%, 11/01/2022(f)	35	35
3.95%, 10/15/2025	200	202	Taseko Mines Ltd
4.15%, 10/15/2028	405	411	8.75%, 06/15/2022(f)	150	135
4.20%, 08/15/2034	160	154	Teck Resources Ltd
4.60%, 10/15/2038	405	409	3.75%, 02/01/2023	15	14
4.60%, 08/15/2045	160	156	6.25%, 07/15/2041	125	118
4.70%, 10/15/2048	330	334	8.50%, 06/01/2024(f)	15	16
CSC Holdings LLC					$1,917
10.13%, 01/15/2023(f)	215	231	Miscellaneous Manufacturers - 0.14%
Discovery Communications LLC			General Electric Co
5.00%, 09/20/2037	205	190	4.50%, 03/11/2044	90	73
DISH DBS Corp			5.55%, 01/05/2026	180	176
5.88%, 07/15/2022	300	276	6.88%, 01/10/2039	145	152
5.88%, 11/15/2024	90	73			$401
7.75%, 07/01/2026	20	17	Mortgage Backed Securities - 1.75%
Grupo Televisa SAB			Fannie Mae REMIC Trust 2005-W2
5.00%, 05/13/2045	200	175	2.71%, 05/25/2035	47	47
Meredith Corp			1.00 x 1 Month USD LIBOR + 0.20%
6.88%, 02/01/2026(f)	220	215	Fannie Mae REMICS
Myriad International Holdings BV			2.25%, 07/25/2040	106	103
4.85%, 07/06/2027(f)	200	192	3.00%, 04/25/2022(k)	357	13
NBCUniversal Media LLC			3.00%, 04/25/2027(k)	267	23
4.45%, 01/15/2043	145	140	3.50%, 11/25/2027(k)	188	17
5.15%, 04/30/2020	505	519	3.50%, 07/25/2028(k)	360	34
Radiate Holdco LLC / Radiate Finance Inc			3.50%, 03/25/2031(k)	432	32
6.63%, 02/15/2025(f)	35	30	3.59%, 02/25/2043(k)	386	61
6.88%, 02/15/2023(f)	40	36	(1.00) x 1 Month USD LIBOR + 6.10%
Time Warner Cable LLC			3.59%, 09/25/2046(k)	332	49
5.88%, 11/15/2040	135	129	(1.00) x 1 Month USD LIBOR + 6.10%
Viacom Inc			3.64%, 09/25/2047(k)	873	163
4.25%, 09/01/2023	110	110	(1.00) x 1 Month USD LIBOR + 6.15%
4.38%, 03/15/2043	250	197	3.99%, 03/25/2022(k)	31	1
Virgin Media Finance PLC			(1.00) x 1 Month USD LIBOR + 6.50%
6.00%, 10/15/2024(f)	200	192	Freddie Mac REMICS
Warner Media LLC			3.00%, 09/15/2025(k)	92	3
2.10%, 06/01/2019	135	134	3.00%, 03/15/2026(k)	265	10
3.88%, 01/15/2026	175	167	3.00%, 05/15/2027(k)	256	17
4.05%, 12/15/2023	135	135	3.00%, 10/15/2027(k)	115	10
5.38%, 10/15/2041	130	125	3.50%, 11/15/2020(k)	224	6
Ziggo Bond Co BV			3.50%, 09/15/2026(k)	618	54
6.00%, 01/15/2027(f)	150	131	4.00%, 11/15/2038(k)	571	44
Ziggo BV			Ginnie Mae
5.50%, 01/15/2027(f)	150	134	3.63%, 06/20/2046(k)	790	136
		$8,119	(1.00) x 1 Month USD LIBOR + 6.10%
Metal Fabrication & Hardware - 0.02%			3.73%, 11/20/2045(k)	2,098	350
Park-Ohio Industries Inc			(1.00) x 1 Month USD LIBOR + 6.20%
6.63%, 04/15/2027	60	57	3.73%, 08/20/2047(k)	953	191
Mining - 0.68%			(1.00) x 1 Month USD LIBOR + 6.20%
Corp Nacional del Cobre de Chile			3.73%, 09/20/2047(k)	3,246	657
4.50%, 09/16/2025(f)	450	456	(1.00) x 1 Month USD LIBOR + 6.20%
First Quantum Minerals Ltd			3.78%, 06/20/2044(k)	1,168	134
7.50%, 04/01/2025(f)	200	165	(1.00) x 1 Month USD LIBOR + 6.25%
FMG Resources August 2006 Pty Ltd			4.19%, 04/16/2042(k)	1,312	261
5.13%, 03/15/2023(f)	80	75	(1.00) x 1 Month USD LIBOR + 6.65%
5.13%, 05/15/2024(f)	25	23	4.50%, 04/16/2044(k)	316	62
Glencore Finance Canada Ltd			HomeBanc Mortgage Trust 2005-5
5.55%, 10/25/2042(f)	255	230	2.85%, 01/25/2036	324	322
Glencore Funding LLC			1.00 x 1 Month USD LIBOR + 0.34%
3.88%, 10/27/2027(f)	250	223	JP Morgan Mortgage Trust 2016-2
Hudbay Minerals Inc			2.83%, 06/25/2046(f),(g)	485	480
7.63%, 01/15/2025(f)	60	59	JP Morgan Mortgage Trust 2016-3
			3.50%, 10/25/2046(f),(g)	425	420

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)			Oil & Gas (continued)
Sequoia Mortgage Trust 2016-3			Nabors Industries Inc
3.50%, 11/25/2046(f),(g)	$1,157	$1,142	5.75%, 02/01/2025	$70	$53
Washington Mutual Mortgage Pass-Through			Newfield Exploration Co
Certificates WMALT Series 2006-AR1 Trust			5.38%, 01/01/2026	480	470
2.76%, 02/25/2036	91	80	5.63%, 07/01/2024	140	142
1.00 x 1 Month USD LIBOR + 0.25%			Oasis Petroleum Inc
		$4,922	6.25%, 05/01/2026(f)	40	34
Oil & Gas - 3.23%			6.88%, 01/15/2023	140	129
Ascent Resources Utica Holdings LLC / ARU			Petrobras Global Finance BV
Finance Corp			6.25%, 03/17/2024	155	157
7.00%, 11/01/2026(f)	55	50	7.38%, 01/17/2027	220	226
10.00%, 04/01/2022(f)	78	80	Petroleos Mexicanos
BP Capital Markets America Inc			6.50%, 03/13/2027	325	305
3.02%, 01/16/2027	165	155	6.50%, 01/23/2029	70	65
BP Capital Markets PLC			Sanchez Energy Corp
3.16%, 05/10/2019	650	650	7.25%, 02/15/2023(f)	80	65
3 Month USD LIBOR + 0.54%			Shell International Finance BV
Canadian Natural Resources Ltd			4.00%, 05/10/2046	80	77
3.85%, 06/01/2027	360	340	Sinopec Group Overseas Development 2017 Ltd
3.90%, 02/01/2025	145	141	2.50%, 09/13/2022(f)	325	312
4.95%, 06/01/2047	85	82	Southwestern Energy Co
Chesapeake Energy Corp			7.75%, 10/01/2027	150	142
7.00%, 10/01/2024	115	99	Suncor Energy Inc
8.00%, 01/15/2025	95	84	4.00%, 11/15/2047	85	76
8.00%, 06/15/2027	90	76	Sunoco LP / Sunoco Finance Corp
Chesapeake Oil Op/Fin Escrow Shares			4.88%, 01/15/2023	100	97
0.00%, 11/15/2019(c),(e),(l)	90	—	5.50%, 02/15/2026	55	52
Concho Resources Inc			Ultra Resources Inc
4.38%, 01/15/2025	250	247	6.88%, 04/15/2022(f)	65	23
Continental Resources Inc/OK			Unit Corp
3.80%, 06/01/2024	770	729	6.63%, 05/15/2021	80	73
4.38%, 01/15/2028	360	339	Valero Energy Corp
4.90%, 06/01/2044	470	416	4.35%, 06/01/2028	90	89
CrownRock LP / CrownRock Finance Inc			Whiting Petroleum Corp
5.63%, 10/15/2025(f)	95	85	5.75%, 03/15/2021	60	57
Ecopetrol SA			6.25%, 04/01/2023	75	68
7.38%, 09/18/2043	65	72	6.63%, 01/15/2026	30	26
Encana Corp			WildHorse Resource Development Corp
5.15%, 11/15/2041	115	114	6.88%, 02/01/2025	105	99
6.50%, 05/15/2019	810	818			$9,095
6.50%, 02/01/2038	45	49	Oil & Gas Services - 0.43%
Endeavor Energy Resources LP / EER Finance			Archrock Partners LP / Archrock Partners Finance
Inc			Corp
5.50%, 01/30/2026(f)	75	77	6.00%, 10/01/2022	80	75
EP Energy LLC / Everest Acquisition Finance Inc			Baker Hughes a GE Co LLC / Baker Hughes Co-
7.75%, 05/15/2026(f)	25	22	Obligor Inc
8.00%, 11/29/2024(f)	155	115	3.34%, 12/15/2027	150	138
Extraction Oil & Gas Inc			4.08%, 12/15/2047	540	445
7.38%, 05/15/2024(f)	95	78	Calfrac Holdings LP
Gulfport Energy Corp			8.50%, 06/15/2026(f)	115	82
6.38%, 05/15/2025	155	137	Halliburton Co
Halcon Resources Corp			3.80%, 11/15/2025	125	121
6.75%, 02/15/2025	65	47	4.75%, 08/01/2043	115	110
Hess Infrastructure Partners LP / Hess			PHI Inc
Infrastructure Partners Finance Corp			5.25%, 03/15/2019	25	17
5.63%, 02/15/2026(f)	100	97	Schlumberger Investment SA
Jagged Peak Energy LLC			3.30%, 09/14/2021(f)	85	85
5.88%, 05/01/2026(f)	75	70	USA Compression Partners LP / USA
Kerr-McGee Corp			Compression Finance Corp
7.88%, 09/15/2031	115	138	6.88%, 04/01/2026(f)	70	67
Marathon Oil Corp			Weatherford International Ltd
4.40%, 07/15/2027	250	238	4.50%, 04/15/2022	30	18
5.20%, 06/01/2045	135	125	8.25%, 06/15/2023	45	27
6.60%, 10/01/2037	330	370	9.88%, 02/15/2024	50	30
Marathon Petroleum Corp					$1,215
4.75%, 09/15/2044	36	32	Other Asset Backed Securities - 3.05%
MEG Energy Corp			CNH Equipment Trust 2014-C
6.50%, 01/15/2025(f)	85	86	1.65%, 09/15/2021	216	216

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)			Pharmaceuticals (continued)
Dell Equipment Finance Trust 2017-2			Valeant Pharmaceuticals International
2.47%, 10/24/2022(f)	$500	$495	8.50%, 01/31/2027(f)	$30	$29
Dell Equipment Finance Trust 2018-1			Zoetis Inc
2.80%, 10/22/2020(f)	2,450	2,453	3.90%, 08/20/2028	320	314
1.00 x 1 Month USD LIBOR + 0.30%			4.45%, 08/20/2048	95	93
MMAF Equipment Finance LLC 2017-B					$4,358
1.93%, 10/15/2020(f)	270	269	Pipelines - 2.13%
Verizon Owner Trust 2017-1			Abu Dhabi Crude Oil Pipeline LLC
2.06%, 09/20/2021(f)	1,500	1,489	3.65%, 11/02/2029(f)	200	190
Verizon Owner Trust 2017-2			Andeavor Logistics LP / Tesoro Logistics Finance
1.92%, 12/20/2021(f)	500	495	Corp
Verizon Owner Trust 2017-3			4.25%, 12/01/2027	160	151
2.74%, 04/20/2022(f)	2,350	2,349	Antero Midstream Partners LP / Antero
1.00 x 1 Month USD LIBOR + 0.27%			Midstream Finance Corp
Verizon Owner Trust 2018-1			5.38%, 09/15/2024	75	70
2.82%, 09/20/2022(f)	822	820	Cheniere Corpus Christi Holdings LLC
		$8,586	5.13%, 06/30/2027	75	71
Packaging & Containers - 0.52%			Columbia Pipeline Group Inc
ARD Securities Finance SARL			3.30%, 06/01/2020	400	399
8.75%, PIK 8.75%, 01/31/2023(f),(g),(h)	16	13	DCP Midstream Operating LP
Ardagh Packaging Finance PLC / Ardagh			5.35%, 03/15/2020(f)	450	452
Holdings USA Inc			Enable Midstream Partners LP
6.00%, 02/15/2025(f)	200	185	4.40%, 03/15/2027	145	135
BWAY Holding Co			Enbridge Inc
7.25%, 04/15/2025(f)	175	157	6.00%, 01/15/2077(i)	165	148
Crown Americas LLC / Crown Americas Capital			3 Month USD LIBOR + 3.89%
Corp V			Energy Transfer Operating LP
4.25%, 09/30/2026	43	39	4.90%, 03/15/2035	100	89
Crown Americas LLC / Crown Americas Capital			5.15%, 03/15/2045	95	82
Corp VI			EnLink Midstream Partners LP
4.75%, 02/01/2026(f)	180	170	4.40%, 04/01/2024	320	302
Crown Cork & Seal Co Inc			Enterprise Products Operating LLC
7.38%, 12/15/2026	132	141	4.85%, 03/15/2044	135	131
Flex Acquisition Co Inc			5.38%, 02/15/2078(i)	250	207
6.88%, 01/15/2025(f)	145	129	3 Month USD LIBOR + 2.57%
Packaging Corp of America			Kinder Morgan Energy Partners LP
4.50%, 11/01/2023	420	430	4.70%, 11/01/2042	300	261
Reynolds Group Issuer Inc / Reynolds			Kinder Morgan Inc/DE
Group Issuer LLC / Reynolds Group Issuer			3.05%, 12/01/2019	100	99
(Luxembourg) S.A.			5.63%, 11/15/2023(f)	215	227
5.13%, 07/15/2023(f)	140	133	MPLX LP
5.94%, 07/15/2021(f)	40	40	4.50%, 07/15/2023	290	293
3 Month USD LIBOR + 3.50%			4.80%, 02/15/2029	65	65
7.00%, 07/15/2024(f)	15	14	NuStar Logistics LP
		$1,451	5.63%, 04/28/2027	100	93
Pharmaceuticals - 1.55%			ONEOK Partners LP
AbbVie Inc			3.80%, 03/15/2020	390	391
3.38%, 11/14/2021	185	185	Plains All American Pipeline LP / PAA Finance
4.25%, 11/14/2028	90	87	Corp
Allergan Funding SCS			4.50%, 12/15/2026	95	91
3.85%, 06/15/2024	170	168	Sabine Pass Liquefaction LLC
4.55%, 03/15/2035	15	14	4.20%, 03/15/2028	150	143
Bausch Health Cos Inc			5.00%, 03/15/2027	190	191
5.63%, 12/01/2021(f)	40	39	5.75%, 05/15/2024	215	224
Bayer US Finance II LLC			Summit Midstream Holdings LLC / Summit
3.88%, 12/15/2023(f)	200	196	Midstream Finance Corp
4.38%, 12/15/2028(f)	795	759	5.75%, 04/15/2025	80	74
Cigna Corp			Targa Resources Partners LP / Targa Resources
3.75%, 07/15/2023(f)	185	184	Partners Finance Corp
4.13%, 11/15/2025(f)	350	349	5.88%, 04/15/2026(f)	60	58
4.38%, 10/15/2028(f)	645	649	TransCanada PipeLines Ltd
CVS Health Corp			4.63%, 03/01/2034	80	76
4.30%, 03/25/2028	290	283	7.13%, 01/15/2019	95	95
4.75%, 12/01/2022	215	222	Transportadora de Gas Internacional SA ESP
4.78%, 03/25/2038	170	163	5.55%, 11/01/2028(f)	200	202
4.88%, 07/20/2035	190	184
5.00%, 12/01/2024	410	430
5.05%, 03/25/2048	10	10

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Pipelines (continued)			Savings & Loans - 0.21%
Western Gas Partners LP			Nationwide Building Society
4.50%, 03/01/2028	$185	$173	4.12%, 10/18/2032(f),(i)	$660	$584
4.65%, 07/01/2026	165	160	USD Swap Rate NY 5 Year + 1.85%
5.30%, 03/01/2048	45	39	Semiconductors - 0.72%
5.45%, 04/01/2044	205	184	NXP BV / NXP Funding LLC
Williams Cos Inc/The			3.88%, 09/01/2022(f)	250	240
4.30%, 03/04/2024	110	110	4.63%, 06/15/2022(f)	470	463
5.75%, 06/24/2044	320	322	4.63%, 06/01/2023(f)	400	392
		$5,998	QUALCOMM Inc
Private Equity - 0.06%			3.25%, 01/30/2023	170	169
Icahn Enterprises LP / Icahn Enterprises Finance			3 Month USD LIBOR + 0.73%
Corp			Texas Instruments Inc
6.25%, 02/01/2022	105	104	4.15%, 05/15/2048	215	215
6.38%, 12/15/2025	65	62	Xilinx Inc
		$166	2.95%, 06/01/2024	570	544
Regional Authority - 0.04%					$2,023
Provincia de Buenos Aires/Argentina			Software - 0.60%
7.88%, 06/15/2027	150	108	Epicor Software Corp
REITs - 0.92%			10.05%, 06/30/2023(f)	59	57
Alexandria Real Estate Equities Inc			3 Month USD LIBOR + 7.25%
3.45%, 04/30/2025	865	833	Fiserv Inc
4.70%, 07/01/2030	250	253	3.80%, 10/01/2023	200	201
Camden Property Trust			4.20%, 10/01/2028	160	160
4.10%, 10/15/2028	460	466	Microsoft Corp
CC Holdings GS V LLC / Crown Castle GS III			3.70%, 08/08/2046	185	177
Corp			4.45%, 11/03/2045	110	117
3.85%, 04/15/2023	510	505	4.50%, 02/06/2057	90	96
Equinix Inc			Oracle Corp
5.38%, 04/01/2023	115	114	2.95%, 11/15/2024	175	171
5.88%, 01/15/2026	40	40	3.80%, 11/15/2037	275	257
Iron Mountain Inc			4.00%, 11/15/2047	260	242
4.38%, 06/01/2021(f)	115	114	6.13%, 07/08/2039	180	216
Iron Mountain US Holdings Inc					$1,694
5.38%, 06/01/2026(f)	65	59	Sovereign - 1.73%
MGM Growth Properties Operating Partnership			Argentine Republic Government International
LP / MGP Finance Co-Issuer Inc			Bond
5.63%, 05/01/2024	90	89	5.63%, 01/26/2022	335	283
SBA Tower Trust			5.88%, 01/11/2028	115	83
2.90%, 10/11/2044(f)	125	124	6.88%, 01/26/2027	100	76
		$2,597	CoBank ACB
Retail - 0.80%			6.25%, 12/31/2049(i),(j)	115	115
1011778 BC ULC / New Red Finance Inc			3 Month USD LIBOR + 4.66%
5.00%, 10/15/2025(f)	145	133	Colombia Government International Bond
Golden Nugget Inc			5.00%, 06/15/2045	200	190
6.75%, 10/15/2024(f)	130	123	Croatia Government International Bond
Home Depot Inc/The			6.00%, 01/26/2024	200	216
3.25%, 03/01/2022	250	253	6.38%, 03/24/2021	200	210
3.90%, 12/06/2028	130	133	Dominican Republic International Bond
5.88%, 12/16/2036	130	156	6.00%, 07/19/2028(f)	150	150
IRB Holding Corp			Ecuador Government International Bond
6.75%, 02/15/2026(f)	75	66	10.75%, 03/28/2022	200	202
JC Penney Corp Inc			Egypt Government International Bond
8.63%, 03/15/2025(f)	25	13	5.58%, 02/21/2023(f)	200	190
KFC Holding Co/Pizza Hut Holdings LLC/Taco			Hungary Government International Bond
Bell of America LLC			5.38%, 02/21/2023	120	127
5.00%, 06/01/2024(f)	40	39	Indonesia Government International Bond
L Brands Inc			5.38%, 10/17/2023(f)	500	522
6.88%, 11/01/2035	90	75	Mexico Government International Bond
McDonald's Corp			4.15%, 03/28/2027	200	193
2.75%, 12/09/2020	85	84	Panama Government International Bond
3.80%, 04/01/2028	235	231	3.88%, 03/17/2028	200	197
4.45%, 09/01/2048	495	471	Qatar Government International Bond
4.88%, 12/09/2045	80	81	3.25%, 06/02/2026	400	386
Walmart Inc			3.88%, 04/23/2023(f)	200	202
3.40%, 06/26/2023	235	237	Russian Foreign Bond - Eurobond
3.95%, 06/28/2038	160	158	4.75%, 05/27/2026	200	198
4.05%, 06/29/2048	10	10
		$2,263

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
December 31, 2018

		Principal			Principal
BONDS (continued)		Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Sovereign (continued)				Telecommunications (continued)
Saudi Government International Bond				Sprint Capital Corp
2.38%, 10/26/2021		$400	$385	8.75%, 03/15/2032	$155	$163
4.00%, 04/17/2025(f)		200	198	Sprint Communications Inc
Turkey Government International Bond				6.00%, 11/15/2022	10	10
4.88%, 10/09/2026		200	177	7.00%, 08/15/2020	135	138
5.75%, 03/22/2024		400	387	Sprint Corp
Ukraine Government International Bond				7.13%, 06/15/2024	140	139
9.75%, 11/01/2028(f)		200	187	7.63%, 03/01/2026	35	35
			$4,874	7.88%, 09/15/2023	135	138
Student Loan Asset Backed Securities - 1.84%				Telecom Italia Capital SA
Navient Private Education Loan Trust 2018-B				6.38%, 11/15/2033	25	23
2.81%, 12/15/2059(f)		2,250	2,247	Telefonica Emisiones SA
1.00 x 1 Month USD LIBOR + 0.35%				5.21%, 03/08/2047	220	201
Navient Private Education Refi Loan Trust				T-Mobile USA Inc
2018	-A			5.13%, 04/15/2025	320	311
2.53%, 02/18/2042(f)		399	396	6.00%, 04/15/2024	95	95
Navient Private Education Refi Loan Trust				6.50%, 01/15/2024	30	31
2018	-C			6.50%, 01/15/2026	95	97
3.01%, 06/16/2042(f)		616	614	VEON Holdings BV
Navient Student Loan Trust 2017-3				3.95%, 06/16/2021(f)	200	193
2.81%, 07/26/2066(f)		574	574	Verizon Communications Inc
1.00 x 1 Month USD LIBOR + 0.30%				4.50%, 08/10/2033	270	266
Navient Student Loan Trust 2018-2				5.01%, 08/21/2054	70	68
2.75%, 03/25/2067(f)		193	193	5.25%, 03/16/2037	260	271
1.00 x 1 Month USD LIBOR + 0.24%						$5,449
SMB Private Education Loan Trust 2017-B				Transportation - 0.60%
2.73%, 06/17/2024(f)		791	791	Burlington Northern Santa Fe LLC
1.00 x 1 Month USD LIBOR + 0.27%				4.15%, 12/15/2048	165	161
SoFi Professional Loan Program 2016-D LLC				4.38%, 09/01/2042	125	125
1.53%, 04/25/2033(f)		4	4	Canadian National Railway Co
Sofi Professional Loan Program 2017-B LLC				4.45%, 01/20/2049	305	323
1.83%, 05/25/2040(f)		149	148	CSX Corp
Sofi Professional Loan Program 2018-A LLC				4.75%, 11/15/2048	180	182
2.39%, 02/25/2042(f)		208	206	Eletson Holdings Inc / Eletson Finance US LLC /
			$5,173	Agathonissos Finance LLC
Telecommunications - 1.94%				9.62%, 01/15/2022(g)	121	46
AT&T Inc				Navios Maritime Acquisition Corp / Navios
4.30%, 02/15/2030		810	765	Acquisition Finance US Inc
4.90%, 08/15/2037		325	303	8.13%, 11/15/2021(f)	305	229
5.15%, 03/15/2042		50	47	Navios Maritime Holdings Inc / Navios Maritime
5.45%, 03/01/2047		165	161	Finance II US Inc
6.38%, 03/01/2041		135	146	7.38%, 01/15/2022(f)	140	88
British Telecommunications PLC				11.25%, 08/15/2022(f)	105	79
4.50%, 12/04/2023		200	203	Navios South American Logistics Inc / Navios
5.13%, 12/04/2028		305	307	Logistics Finance US Inc
Embarq Corp				7.25%, 05/01/2022(f)	185	167
8.00%, 06/01/2036		75	68	Union Pacific Corp
Empresa Nacional de Telecomunicaciones SA				3.50%, 06/08/2023	220	220
4.75%, 08/01/2026(f)		200	188	4.38%, 11/15/2065	60	55
Frontier Communications Corp						$1,675
8.50%, 04/01/2026(f)		170	149	Trucking & Leasing - 0.14%
11.00%, 09/15/2025		130	81	Avolon Holdings Funding Ltd
Goodman Networks Inc				5.13%, 10/01/2023(f)	10	9
8.00%, 05/11/2022		31	11	5.50%, 01/15/2023(f)	180	175
GTT Communications Inc				DAE Funding LLC
7.88%, 12/31/2024(f)		120	104	4.50%, 08/01/2022(f)	50	48
Intelsat Jackson Holdings SA				5.00%, 08/01/2024(f)	95	92
5.50%, 08/01/2023		150	130	5.25%, 11/15/2021(f)	25	24
8.00%, 02/15/2024(f)		90	93	Park Aerospace Holdings Ltd
8.50%, 10/15/2024(f)		115	111	5.50%, 02/15/2024(f)	35	34
Level 3 Financing Inc						$382
5.13%, 05/01/2023		35	34	TOTAL BONDS		$186,733
5.38%, 01/15/2024		80	76	SENIOR FLOATING RATE INTERESTS	Principal
Level 3 Parent LLC				- 2.07%	Amount (000's) Value (000's)
5.75%, 12/01/2022		55	54	Aerospace & Defense - 0.01%
Ooredoo International Finance Ltd				TransDigm Inc
3.88%, 01/31/2028		250	239	5.02%, 06/09/2023(m)	$35	$33
				US LIBOR + 2.50%

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
December 31, 2018

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Automobile Manufacturers - 0.07%			Entertainment - 0.13%
Navistar Financial Corp			CCM Merger Inc
6.31%, 07/30/2025(m)	$160	$152	4.77%, 08/06/2021(m)	$99	$96
US LIBOR + 3.75%			US LIBOR + 2.25%
Navistar Inc			Eldorado Resorts Inc
5.89%, 11/06/2024(m)	59	57	4.50%, 04/17/2024(m)	20	19
US LIBOR + 3.50%			US LIBOR + 2.25%
		$209	Stars Group Holdings BV
Automobile Parts & Equipment - 0.01%			6.30%, 06/27/2025(m)	45	43
American Axle & Manufacturing Inc			US LIBOR + 3.50%
4.75%, 04/06/2024(m)	43	41	WMG Acquisition Corp
US LIBOR + 2.25%			4.65%, 11/01/2023(m)	214	205
Chemicals - 0.10%			US LIBOR + 2.13%
Aruba Investments Inc					$363
5.77%, 02/02/2022(m)	34	33	Environmental Control - 0.03%
US LIBOR + 3.25%			Filtration Group Corp
Consolidated Energy Finance SA			5.52%, 03/31/2025(m)	74	72
4.71%, 05/07/2025(m)	95	92	US LIBOR + 3.00%
US LIBOR + 2.50%			Food - 0.05%
Emerald Performance Materials LLC			JBS USA LUX SA
10.27%, 08/01/2022(m)	105	104	5.26%, 10/30/2022(m)	68	66
US LIBOR + 6.75%			US LIBOR + 2.50%
Starfruit US Holdco LLC			Post Holdings Inc
5.60%, 10/01/2025(m)	65	62	4.32%, 05/24/2024(m)	73	70
US LIBOR + 3.25%			US LIBOR + 2.00%
		$291			$136
Commercial Services - 0.14%			Healthcare - Products - 0.05%
Garda World Security Corp			DJO Finance LLC
6.24%, 05/24/2024(m)	69	66	5.71%, 06/08/2020(m)	44	44
US LIBOR + 3.50%			US LIBOR + 3.25%
Prime Security Services Borrower LLC			Kinetic Concepts Inc
5.27%, 05/02/2022(m)	108	103	6.05%, 02/02/2024(m)	104	99
US LIBOR + 2.75%			US LIBOR + 3.25%
Refinitiv US Holdings Inc					$143
6.27%, 09/18/2025(m)	185	175	Healthcare - Services - 0.14%
US LIBOR + 3.75%			Acadia Healthcare Co Inc
TMS International Corp			5.02%, 02/16/2023(m)	43	41
5.28%, 08/14/2024(m)	64	60	US LIBOR + 2.50%
US LIBOR + 2.75%			AHP Health Partners Inc
		$404	7.02%, 06/16/2025(m)	70	69
Computers - 0.07%			US LIBOR + 4.50%
Dell International LLC			MPH Acquisition Holdings LLC
4.53%, 09/07/2023(m)	73	70	5.55%, 06/07/2023(m)	78	74
US LIBOR + 2.00%			US LIBOR + 3.00%
McAfee LLC			RegionalCare Hospital Partners Holdings Inc
11.01%, 09/29/2025(m)	118	117	7.13%, 11/14/2025(m)	225	213
US LIBOR + 8.50%			US LIBOR + 4.50%
		$187			$397
Consumer Products - 0.03%			Insurance - 0.12%
Prestige Brands Inc			Asurion LLC
4.52%, 01/26/2024(m)	93	90	5.52%, 11/03/2023(m)	92	88
US LIBOR + 2.00%			US LIBOR + 3.00%
Diversified Financial Services - 0.13%			9.02%, 08/04/2025(m)	30	29
Lions Gate Capital Holdings LLC			US LIBOR + 6.50%
4.77%, 03/24/2025(m)	94	90	Genworth Holdings Inc
US LIBOR + 2.25%			6.71%, 03/07/2023(m)	149	146
Russell Investments US Institutional Holdco Inc			US LIBOR + 4.50%
5.77%, 06/01/2023(m)	286	279	HUB International Ltd
US LIBOR + 3.25%			5.24%, 04/25/2025(m)	85	80
		$369	US LIBOR + 3.00%
Electric - 0.03%					$343
Vistra Operations Co LLC			Leisure Products & Services - 0.03%
4.47%, 12/14/2025(m)	75	72	ClubCorp Holdings Inc
US LIBOR + 2.00%			5.55%, 09/18/2024(m)	83	78
Electrical Components & Equipment - 0.06%			US LIBOR + 2.75%
Energizer Holdings Inc
0.00%, 12/17/2025(m),(n)	160	154
US LIBOR + 2.25%

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
December 31, 2018

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Lodging - 0.04%			Retail (continued)
Caesars Resort Collection LLC			JC Penney Corp Inc
5.27%, 12/22/2024(m)	$49	$47	6.96%, 06/23/2023(m)	$42	$36
US LIBOR + 2.75%			US LIBOR + 4.25%
Golden Nugget LLC			KFC Holding Co
5.20%, 10/04/2023(m)	14	13	4.09%, 04/03/2025(m)	43	42
US LIBOR + 2.75%			US LIBOR + 1.75%
Marriott Ownership Resorts Inc			Michaels Stores Inc
4.77%, 08/29/2025(m)	55	54	5.01%, 01/28/2023(m)	38	37
US LIBOR + 2.25%			US LIBOR + 2.50%
		$114	PetSmart Inc
Media - 0.02%			5.38%, 03/11/2022(m)	174	137
Meredith Corp			US LIBOR + 3.00%
5.27%, 01/31/2025(m)	50	49			$533
US LIBOR + 2.75%			Telecommunications - 0.22%
Oil & Gas - 0.10%			Avaya Inc
California Resources Corp			6.46%, 12/16/2024(m)	223	214
7.26%, 12/31/2022(m)	155	150	US LIBOR + 4.25%
US LIBOR + 4.75%			Level 3 Parent LLC
12.90%, 12/31/2021(m)	140	137	4.69%, 02/22/2024(m)	45	43
US LIBOR + 10.37%			US LIBOR + 2.25%
		$287	Maxar Technologies Ltd
Packaging & Containers - 0.07%			5.15%, 10/05/2024(m)	307	282
Berry Global Inc			US LIBOR + 2.75%
4.39%, 10/01/2022(m)	30	29	West Corp
US LIBOR + 2.00%			6.53%, 10/10/2024(m)	79	72
Caraustar Industries Inc			US LIBOR + 4.00%
8.30%, 03/14/2022(m)	98	97			$611
US LIBOR + 5.50%			Transportation - 0.01%
CROWN Americas LLC			Navios Maritime Partners LP
4.48%, 04/03/2025(m)	19	19	7.78%, 09/14/2020(m)	27	27
US LIBOR + 2.00%			US LIBOR + 5.00%
Flex Acquisition Co Inc			Trucking & Leasing - 0.03%
5.35%, 12/29/2023(m)	34	32	Avolon TLB Borrower 1 US LLC
US LIBOR + 3.00%			4.47%, 01/15/2025(m)	87	84
Reynolds Group Holdings Inc			US LIBOR + 2.00%
5.27%, 02/05/2023(m)	34	33	TOTAL SENIOR FLOATING RATE INTERESTS		$5,813
US LIBOR + 2.75%			U.S. GOVERNMENT & GOVERNMENT	Principal
		$210	AGENCY OBLIGATIONS - 38.53%	Amount (000's) Value (000's)
Pharmaceuticals - 0.15%			Federal Home Loan Mortgage Corporation (FHLMC) - 3.55%
Valeant Pharmaceuticals International			3.00%, 11/01/2042	$312	$307
5.13%, 11/14/2025(m)	173	163	3.00%, 03/01/2043	1,367	1,344
US LIBOR + 2.75%			3.00%, 10/01/2046	1,307	1,277
5.38%, 05/19/2025(m)	257	245	3.00%, 01/01/2047	2,522	2,466
US LIBOR + 3.00%			3.62%, 02/01/2037	20	21
		$408	1.00 x 12 Month USD LIBOR + 1.63%
Pipelines - 0.03%			3.77%, 02/01/2034	2	2
Centurion Pipeline Co LLC			1.00 x 12 Month USD LIBOR + 1.99%
6.05%, 09/26/2025(m)	75	71	4.00%, 04/01/2047	439	449
US LIBOR + 3.25%			4.00%, 11/01/2047	693	709
REITs - 0.01%			4.50%, 07/01/2024	20	21
MGM Growth Properties Operating Partnership			4.50%, 12/01/2043	1,083	1,127
LP			4.50%, 09/01/2044	265	276
4.52%, 04/25/2025(m)	39	37	4.50%, 03/01/2046	326	342
US LIBOR + 2.00%			5.00%, 06/01/2031	113	119
Retail - 0.19%			5.00%, 10/01/2035	42	44
Academy Ltd			5.00%, 06/01/2041	1,161	1,235
6.35%, 07/01/2022(m)	132	87	6.00%, 06/01/2032	25	27
US LIBOR + 4.00%			6.00%, 10/01/2032	14	15
Beacon Roofing Supply Inc			6.00%, 01/01/2038	65	72
4.68%, 01/02/2025(m)	35	33	6.50%, 03/01/2029	4	4
US LIBOR + 2.25%			6.50%, 05/01/2029	5	6
GYP Holdings III Corp			6.50%, 04/01/2031	2	2
5.27%, 06/01/2025(m)	60	57	6.50%, 02/01/2032	5	5
US LIBOR + 2.75%			6.50%, 05/01/2032	5	5
IRB Holding Corp			6.50%, 04/01/2035	8	9
5.68%, 01/17/2025(m)	110	104	7.00%, 12/01/2029	14	15
US LIBOR + 3.25%			7.00%, 06/01/2030	4	4
			7.00%, 12/01/2030	1	1

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
December 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
7.00%, 01/01/2031	$2	$2	6.00%, 07/01/2035	$160	$174
7.00%, 12/01/2031	31	32	6.00%, 02/01/2037	116	125
7.50%, 04/01/2030	1	2	6.00%, 02/01/2038	59	65
7.50%, 03/01/2031	9	10	6.50%, 03/01/2032	4	4
8.00%, 09/01/2030	33	35	6.50%, 07/01/2037	36	39
		$9,985	6.50%, 07/01/2037	21	24
Federal National Mortgage Association (FNMA) - 16.33%			6.50%, 02/01/2038	39	44
2.50%, 03/01/2030	551	539	6.50%, 03/01/2038	15	17
3.00%, 01/01/2028(o)	5,200	5,187	6.50%, 09/01/2038	133	149
3.00%, 10/01/2030	1,549	1,550			$45,976
3.00%, 03/01/2034	335	333	Government National Mortgage Association (GNMA) - 7.32%
3.00%, 11/01/2042	887	872	3.00%, 02/15/2043	395	390
3.00%, 05/01/2043	195	192	3.00%, 07/20/2044	614	609
3.00%, 01/01/2046(o)	2,500	2,437	3.00%, 01/20/2046	462	456
3.50%, 04/01/2030	399	404	3.00%, 07/20/2046	749	739
3.50%, 08/01/2034	402	409	3.00%, 12/20/2046	2,037	2,008
3.50%, 01/01/2041	43	43	3.50%, 04/20/2046	218	221
3.50%, 11/01/2042	972	981	3.50%, 10/20/2046	339	341
3.50%, 01/01/2043(o)	1,625	1,625	3.50%, 07/20/2047	1,361	1,368
3.50%, 07/01/2043	316	318	3.50%, 01/01/2048	3,050	3,069
3.50%, 07/01/2043	929	936	3.75%, 07/20/2043	117	120
3.50%, 09/01/2044	2,174	2,184	1.00 x US Treasury Yield Curve Rate T
3.50%, 11/01/2044	1,918	1,925	Note Constant Maturity 1 Year + 1.50%
3.50%, 11/01/2045	2,998	3,018	4.00%, 02/15/2042	154	159
3.50%, 04/01/2046	579	581	4.00%, 06/20/2046	87	89
3.50%, 08/01/2047	1,805	1,816	4.00%, 01/01/2048	2,000	2,048
3.50%, 10/01/2047	1,841	1,849	4.00%, 01/20/2048	2,067	2,137
3.50%, 11/01/2047	813	815	4.50%, 09/15/2039	622	657
3.50%, 03/01/2048	1,192	1,196	4.50%, 11/15/2040	121	126
4.00%, 10/01/2019	4	4	4.50%, 01/01/2048	3,635	3,761
4.00%, 08/01/2020	43	44	4.50%, 06/20/2048	49	51
4.00%, 03/01/2034	447	463	5.00%, 02/15/2034	247	261
4.00%, 11/01/2040	1,473	1,515	5.00%, 10/15/2034	89	94
4.00%, 05/01/2041	225	231	5.00%, 10/20/2039	48	51
4.00%, 09/01/2043	652	670	5.00%, 07/20/2040	27	29
4.00%, 06/01/2044	310	319	5.00%, 02/15/2042	99	105
4.00%, 05/01/2045	514	526	5.00%, 01/01/2048	1,000	1,041
4.00%, 12/01/2045	796	814	5.50%, 12/20/2033	120	129
4.00%, 04/01/2047	434	444	5.50%, 05/20/2035	14	15
4.00%, 05/01/2047	893	910	6.00%, 01/20/2029	23	25
4.00%, 06/01/2047	901	922	6.00%, 07/20/2029	4	4
4.00%, 09/01/2047	911	929	6.00%, 12/15/2033	29	31
4.00%, 10/01/2047	464	473	6.00%, 12/20/2036	63	68
4.00%, 01/01/2048(o)	1,500	1,529	6.50%, 03/20/2028	4	4
4.00%, 04/01/2048	1,427	1,462	6.50%, 05/20/2029	3	4
4.33%, 07/01/2034	1	1	6.50%, 12/15/2032	349	380
1.00 x US Treasury Yield Curve Rate T			7.00%, 03/15/2031	9	10
Note Constant Maturity 1 Year + 2.21%			7.50%, 05/15/2029	15	15
4.50%, 07/01/2025	51	52	8.00%, 12/15/2030	6	7
4.50%, 11/01/2040	876	917			$20,622
4.50%, 09/01/2041	270	282	U.S. Treasury - 11.33%
4.50%, 01/01/2042(o)	1,750	1,812	1.25%, 10/31/2021	1,555	1,503
4.50%, 12/01/2044	132	138	1.25%, 07/31/2023	1,405	1,329
5.00%, 10/01/2041	198	210	1.50%, 08/15/2026	1,420	1,310
5.00%, 01/01/2048(o)	500	524	1.63%, 10/31/2023	370	355
5.50%, 06/01/2019	2	2	1.75%, 04/30/2022(p)	3,385	3,307
5.50%, 07/01/2019	1	1	1.88%, 11/30/2021	2,550	2,508
5.50%, 07/01/2019	1	1	2.00%, 05/31/2021	720	712
5.50%, 08/01/2019	2	2	2.00%, 10/31/2022	4,500	4,420
5.50%, 10/01/2019	4	4	2.13%, 11/30/2023(q)	1,140	1,119
5.50%, 10/01/2019	3	3	2.25%, 08/15/2046	1,090	931
5.50%, 12/01/2022	14	15	2.63%, 07/31/2020	3,000	3,004
5.50%, 07/01/2033	257	277	2.75%, 08/15/2042	210	201
5.50%, 04/01/2035	24	25	2.88%, 08/15/2045	545	531
5.50%, 08/01/2036	510	549	3.00%, 11/15/2044	1,450	1,448
5.50%, 02/01/2037	5	6	3.00%, 05/15/2045	2,640	2,635
5.50%, 05/01/2040	43	46	3.00%, 11/15/2045	2,000	1,996
6.00%, 05/01/2031	2	3	3.75%, 11/15/2043	1,500	1,694

See accompanying notes.

Schedule of Investments Core Plus Bond Account December 31, 2018

U.S. GOVERNMENT & GOVERNMENT		Principal		(j)	Perpetual security. Perpetual securities pay an indefinite stream of interest,
AGENCY OBLIGATIONS (continued)		Amount (000’s)	Value (000’s)	but they may be called by the issuer at an earlier date. Date shown, if any,
U.S. Treasury (continued)				reflects the next call date or final legal maturity date. Rate shown is as of
	4.75%, 02/15/2037	$2,260	$2,880	period end.
			$31,883	(k) Security is an Interest Only Strip.
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				(l)	The value of these investments was determined using significant unobservable
OBLIGATIONS			$108,466	inputs.
Total Investments			$305,076	(m)	Rate information disclosed is based on an average weighted rate of the
Other Assets and Liabilities - (8.37)%			(23,556)	underlying tranches as of period end.
TOTAL NET ASSETS - 100.00%			$281,520	(n)	This Senior Floating Rate Note will settle after December 31, 2018, at which
				time the interest rate will be determined.
				(o)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
(a)	Affiliated Security. Security is either an affiliate (and registered under the			Notes to Financial Statements for additional information.
	Investment Company Act of 1940) or an affiliate as defined by the Investment			(p)	Security or a portion of the security was pledged to cover margin requirements
	Company Act of 1940 (controls 5.0% or more of the outstanding voting			for swap and/or swaption contracts. At the end of the period, the value of these
	shares of the security). Please see affiliated sub-schedule for transactional			securities totaled $576 or 0.20% of net assets.
	information.			(q)	Security or a portion of the security was pledged to cover margin requirements
(b)	Current yield shown is as of period end.			for futures contracts. At the end of the period, the value of these securities
(c)	Non-income producing security			totaled $187 or 0.07% of net assets.
(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more
	information.
(e)	Fair value of these investments is determined in good faith by the Manager			Portfolio Summary (unaudited)
	under procedures established and periodically reviewed by the Board of			Sector	Percent
	Directors. Certain inputs used in the valuation may be unobservable; however,			Mortgage Securities	34.54%
	each security is evaluated individually for purposes of ASC 820 which results			Government	13.10%
	in not all securities being identified as Level 3 of the fair value hierarchy. At			Financial	12.95%
	the end of the period, the fair value of these securities totaled $8 or 0.00% of			Asset Backed Securities	12.74%
	net assets.			Consumer, Non-cyclical	7.69%
(f)	Security exempt from registration under Rule 144A of the Securities Act of			Energy	5.96%
	1933. These securities may be resold in transactions exempt from registration,			Communications	5.48%
	normally to qualified institutional buyers. At the end of the period, the value of			Consumer, Cyclical	4.01%
	these securities totaled $56,762 or 20.16% of net assets.			Industrial	2.95%
(g)	Certain variable rate securities are not based on a published reference rate			Utilities	2.76%
	and spread but are determined by the issuer or agent and are based on current			Technology	2.58%
	market conditions. These securities do not indicate a reference rate and			Basic Materials	2.23%
	spread in their description. Rate shown is the rate in effect as of period end.			Investment Companies	1.38%
(h)	Payment in kind; the issuer has the option of paying additional securities in			Other Assets and Liabilities	(8.37)%
	lieu of cash.			TOTAL NET ASSETS	100.00%
(i)	Rate shown is as of period end. The rate may be a variable or floating rate or
	a fixed rate which may convert to a variable or floating rate in the future.

Affiliated Securities	December 31, 2017	Purchases			Sales		December 31, 2018
	Value		Cost	Proceeds			Value
Principal Government Money Market Fund 2.11%	$4,938			$118,130	$119,174		$3,894
	$4,938			$118,130	$119,174		$3,894

	Realized Gain/Loss			Realized Gain from			Change in Unrealized
	Income	on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund 2.11%	$184	$—			$—		$—
	$184	$—			$—		$—
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date			Cost	Value		Percent of Net Assets
Pinnacle Operating Corp - 0.00%	03/09/2017			$ 40		$ 8	0.00%
Total						$8	0.00%
Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts			Notional Amount		Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2019	Short	34		$4,149			$(104)
US 10 Year Ultra Note; March 2019	Short	17		2,211			(70)
US 2 Year Note; March 2019	Long	33		7,006			47
US 5 Year Note; March 2019	Long	78		8,946			150
US Long Bond; March 2019	Long	15		2,190			102
US Ultra Bond; March 2019	Long	23		3,695			194
Total					$		319

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
December 31, 2018

Exchange Cleared Credit Default Swaps

Buy Protection
	Implied Credit
	Spread as of		(Pay)/				Upfront		Unrealized
	December 31,		Receive Fixed	Payment		Notional	Payments/	Appreciation/
Reference Entity	2018	(a)	Rate	Frequency	Maturity Date	Amount	(Receipts)	(Depreciation)		Fair Value
CDX.EM.29	N/A		(1.00)% Quarterly		06/20/2023	$6,500	$104		$135	$239
CDX.NA.HY.31	N/A		(5.00)% Quarterly		12/20/2023	12,300	(317)		72	(245)
Total							$(213	)$	207	$(6)
Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

Schedule of Investments

Diversified Balanced Account

December 31, 2018

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15.18%
International Equity Index Fund (a)	7,849,413	$70,566
MidCap S&P 400 Index Fund (a)	2,395,450	40,747
SmallCap S&P 600 Index Fund (a)	1,902,972	41,218
		$152,531
Principal Variable Contracts Funds, Inc. Class 1 - 84.85%
Bond Market Index Account (a)	48,743,021	494,742
LargeCap S&P 500 Index Account (a)	21,854,508	358,195
		$852,937
TOTAL INVESTMENT COMPANIES	$1,005,468
PREFERRED STOCKS - 0.00%	Shares Held Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp 0.00% (b),(c),(d)	5,058	$1
TOTAL PREFERRED STOCKS		$1
	Principal
BONDS - 0.00%	Amount (000's) Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp
9.00%, 05/15/2023(e)	$5	$3
Oil & Gas - 0.00%
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019(b),(d),(f)	5	—
TOTAL BONDS		$3
Total Investments		$1,005,472
Other Assets and Liabilities - (0.03)%		(260)
TOTAL NET ASSETS - 100.00%		$1,005,212

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Non-income producing security
(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $1 or 0.00% of net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3 or 0.00% of net assets.
(f)	The value of these investments was determined using significant unobservable inputs.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	49.22%
Domestic Equity Funds	43.79%
International Equity Funds	7.02%
Energy	0.00%
Consumer, Non-cyclical	0.00%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases			Sales		December 31, 2018
	Value	Cost		Proceeds				Value
Bond Market Index Account	$588,839	$61,032			$140,726	$		494,742
International Equity Index Fund	82,402	18,565			17,540			70,566
LargeCap S&P 500 Index Account	408,611	68,023			87,218			358,195
MidCap S&P 400 Index Fund	47,366	12,163			10,575			40,747
SmallCap S&P 600 Index Fund	47,143	14,419			13,044			41,218
	$1,174,361	$174,202			$269,103	$		1,005,468

	Realized Gain/Loss						Realized Gain from	Change in Unrealized
	Income	on Investments			Capital Gain Distributions			Gain/Loss
Bond Market Index Account	$11,770	$(23	) $				— $	(14,380)
International Equity Index Fund	2,063	138					606	(12,999)
LargeCap S&P 500 Index Account	6,794	19,590					12,448	(50,811)
MidCap S&P 400 Index Fund	813	741					3,143	(8,948)
SmallCap S&P 600 Index Fund	682	1,800					3,961	(9,100)
	$22,122	$22,246	$				20,158	$(96,238)
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date			Cost	Value			Percent of Net Assets
Pinnacle Operating Corp - 0.00%	03/09/2017			$2			$1	0.00%
Total							$1	0.00%
Amounts in thousands.

See accompanying notes.

Schedule of Investments

Diversified Balanced Managed Volatility Account

December 31, 2018

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15.19%
International Equity Index Fund (a)	1,267,793	$11,398
MidCap S&P 400 Index Fund (a)	386,915	6,581
SmallCap S&P 600 Index Fund (a)	307,358	6,657
		$24,636
Principal Variable Contracts Funds, Inc. Class 1 - 84.84%
Bond Market Index Account (a)	7,872,755	79,909
LargeCap S&P 500 Managed Volatility Index	4,526,443	57,667
Account (a)
		$137,576
TOTAL INVESTMENT COMPANIES		$162,212
Total Investments		$162,212
Other Assets and Liabilities - (0.03)%		(46)
TOTAL NET ASSETS - 100.00%		$162,166

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	49.28%
Domestic Equity Funds	43.72%
International Equity Funds	7.03%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	December 31, 2018
	Value	Cost		Proceeds		Value
Bond Market Index Account	$90,779	$11,226		$19,880		$79,909
International Equity Index Fund	12,703	3,304		2,550		11,398
LargeCap S&P 500 Managed Volatility Index Account	63,004	9,089		11,966		57,667
MidCap S&P 400 Index Fund	7,302	2,165		1,562		6,581
SmallCap S&P 600 Index Fund	7,268	2,526		1,945		6,657
	$181,056	$28,310		$37,903		$162,212

	Realized Gain/Loss				Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Bond Market Index Account	$1,874	$(28	) $		— $	(2,188)
International Equity Index Fund	333	30			97	(2,089)
LargeCap S&P 500 Managed Volatility Index Account	868	1,119			—	(3,579)
MidCap S&P 400 Index Fund	131	47			505	(1,371)
SmallCap S&P 600 Index Fund	110	140			637	(1,332)
	$3,316	$1,308			$1,239	$(10,559)
Amounts in thousands

See accompanying notes.

Schedule of Investments

Diversified Balanced Volatility Control Account

December 31, 2018

INVESTMENT COMPANIES - 80.39%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15.40%
International Equity Index Fund (a)	528,052	$4,747
MidCap S&P 400 Index Fund (a)	163,520	2,782
SmallCap S&P 600 Index Fund (a)	128,766	2,789
		$10,318
Principal Variable Contracts Funds, Inc. Class 1 - 64.99%
Bond Market Index Account (a)	3,254,347	33,032
LargeCap S&P 500 Index Account (a)	640,670	10,500
		$43,532
TOTAL INVESTMENT COMPANIES		$53,850
Total Investments		$53,850
Other Assets and Liabilities - 19.61%		13,133
TOTAL NET ASSETS - 100.00%		$66,983

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	49.31%
Domestic Equity Funds	23.99%
International Equity Funds	7.09%
Other Assets and Liabilities	19.61%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017			Purchases		Sales	December 31, 2018
			Value	Cost		Proceeds	Value
Bond Market Index Account			$17,669	$20,298		$4,513		$33,032
International Equity Index Fund			2,600	3,367		429		4,747
LargeCap S&P 500 Index Account			5,671	7,122		1,277		10,500
MidCap S&P 400 Index Fund			1,508	2,216		372		2,782
SmallCap S&P 600 Index Fund			1,512	2,373		527		2,789
			$28,960	$35,376		$7,118		$53,850

				Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income			on Investments			Capital Gain Distributions	Gain/Loss
Bond Market Index Account	$649	$		(4	) $		— $	(418)
International Equity Index Fund	137			—			40	(791)
LargeCap S&P 500 Index Account	161			2			294	(1,018)
MidCap S&P 400 Index Fund	53			—			205	(570)
SmallCap S&P 600 Index Fund	45			1			257	(570)
	$1,045	$		(1	) $		796	$(3,367)
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type		Contracts			Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2019	Short		7			$877		$(48)
Total						$		(48)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments

Diversified Growth Account

December 31, 2018

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20.13%
International Equity Index Fund (a)	38,738,719	$348,261
MidCap S&P 400 Index Fund (a)	10,341,304	175,905
SmallCap S&P 600 Index Fund (a)	8,216,143	177,962
		$702,128
Principal Variable Contracts Funds, Inc. Class 1 - 79.90%
Bond Market Index Account (a)	117,891,790	1,196,602
LargeCap S&P 500 Index Account (a)	97,041,228	1,590,506
	$2,787,108
TOTAL INVESTMENT COMPANIES	$3,489,236
Total Investments		$3,489,236
Other Assets and Liabilities - (0.03)%		(924)
TOTAL NET ASSETS - 100.00%		$3,488,312

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55.74%
Fixed Income Funds	34.30%
International Equity Funds	9.99%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	December 31, 2018
	Value	Cost		Proceeds		Value
Bond Market Index Account	$1,386,397	$175,471		$330,656		$1,196,602
International Equity Index Fund	395,940	79,216		61,829		348,261
LargeCap S&P 500 Index Account	1,767,061	235,346		265,264		1,590,506
MidCap S&P 400 Index Fund	199,135	47,105		33,730		175,905
SmallCap S&P 600 Index Fund	198,200	57,352		44,684		177,962
	$3,946,733	$594,490		$736,163		$3,489,236

	Realized Gain/Loss				Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Bond Market Index Account	$28,980	$(136	) $		— $	(34,474)
International Equity Index Fund	10,178	104			3,036	(65,170)
LargeCap S&P 500 Index Account	30,728	38,015			56,295	(184,652)
MidCap S&P 400 Index Fund	3,561	1,036			13,765	(37,641)
SmallCap S&P 600 Index Fund	2,986	3,681			17,351	(36,587)
	$76,433	$42,700			$90,447	$(358,524)
Amounts in thousands

See accompanying notes.

Schedule of Investments

Diversified Growth Managed Volatility Account

December 31, 2018

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20.16%
International Equity Index Fund (a)	3,617,037	$32,517
MidCap S&P 400 Index Fund (a)	965,523	16,424
SmallCap S&P 600 Index Fund (a)	766,991	16,613
		$65,554
Principal Variable Contracts Funds, Inc. Class 1 - 79.87%
Bond Market Index Account (a)	11,009,419	111,746
LargeCap S&P 500 Managed Volatility Index	11,618,309	148,017
Account (a)
		$259,763
TOTAL INVESTMENT COMPANIES		$325,317
Total Investments		$325,317
Other Assets and Liabilities - (0.03)%		(89)
TOTAL NET ASSETS - 100.00%		$325,228

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55.67%
Fixed Income Funds	34.36%
International Equity Funds	10.00%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	December 31, 2018
	Value	Cost		Proceeds		Value
Bond Market Index Account	$124,750	$18,924		$28,819		$111,746
International Equity Index Fund	35,627	8,579		5,723		32,517
LargeCap S&P 500 Managed Volatility Index Account	159,026	18,557		22,816		148,017
MidCap S&P 400 Index Fund	17,919	5,025		3,147		16,424
SmallCap S&P 600 Index Fund	17,834	5,966		4,142		16,613
	$355,156	$57,051		$64,647		$325,317

	Realized Gain/Loss				Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Bond Market Index Account	$2,636	$(42	) $		— $	(3,067)
International Equity Index Fund	940	50			279	(6,016)
LargeCap S&P 500 Managed Volatility Index Account	2,245	1,794			—	(8,544)
MidCap S&P 400 Index Fund	328	57			1,266	(3,430)
SmallCap S&P 600 Index Fund	275	268			1,595	(3,313)
	$6,424	$2,127			$3,140	$(24,370)
Amounts in thousands

See accompanying notes.

Schedule of Investments

Diversified Growth Volatility Control Account

December 31, 2018

INVESTMENT COMPANIES - 80.82%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20.43%
International Equity Index Fund (a)	4,314,397	$38,786
MidCap S&P 400 Index Fund (a)	1,169,115	19,887
SmallCap S&P 600 Index Fund (a)	920,642	19,941
		$78,614
Principal Variable Contracts Funds, Inc. Class 1 - 60.39%
Bond Market Index Account (a)	13,026,205	132,215
LargeCap S&P 500 Index Account (a)	6,107,466	100,102
		$232,317
TOTAL INVESTMENT COMPANIES		$310,931
Total Investments		$310,931
Other Assets and Liabilities - 19.18%		73,775
TOTAL NET ASSETS - 100.00%		$384,706

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	36.37%
Fixed Income Funds	34.37%
International Equity Funds	10.08%
Other Assets and Liabilities	19.18%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017			Purchases		Sales	December 31, 2018
			Value	Cost		Proceeds		Value
Bond Market Index Account			$57,653	$92,810		$16,910		$132,215
International Equity Index Fund			17,316	29,588		1,627		38,786
LargeCap S&P 500 Index Account			44,026	78,946		12,655		100,102
MidCap S&P 400 Index Fund			8,772	16,879		1,581		19,887
SmallCap S&P 600 Index Fund			8,789	18,022		2,601		19,941
	$136,556			$236,245		$35,374		$310,931

				Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income			on Investments		Capital Gain Distributions		Gain/Loss
Bond Market Index Account	$2,520			$(20	) $		— $	(1,318)
International Equity Index Fund	1,112			—			326	(6,491)
LargeCap S&P 500 Index Account	1,484			63			2,719	(10,278)
MidCap S&P 400 Index Fund	383			—			1,472	(4,183)
SmallCap S&P 600 Index Fund	321			2			1,857	(4,271)
	$5,820	$		45			$6,374	$(26,541)
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type		Contracts	Notional Amount			Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2019	Short		218		$27,307			$(1,487)
Total						$		(1,487)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments

Diversified Income Account

December 31, 2018

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 10.18%
International Equity Index Fund (a)	1,081,947	$9,727
MidCap S&P 400 Index Fund (a)	433,526	7,374
SmallCap S&P 600 Index Fund (a)	344,388	7,459
		$24,560
Principal Variable Contracts Funds, Inc. Class 1 - 89.85%
Bond Market Index Account (a)	15,280,184	155,094
LargeCap S&P 500 Index Account (a)	3,767,095	61,743
		$216,837
TOTAL INVESTMENT COMPANIES		$241,397
Total Investments		$241,397
Other Assets and Liabilities - (0.03)%		(66)
TOTAL NET ASSETS - 100.00%		$241,331

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	64.27%
Domestic Equity Funds	31.73%
International Equity Funds	4.03%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017		Purchases	Sales	December 31, 2018
	Value		Cost	Proceeds		Value
Bond Market Index Account	$174,685		$28,781	$44,281		$155,094
International Equity Index Fund	10,745		3,660	2,983		9,727
LargeCap S&P 500 Index Account	66,606		19,260	19,005		61,743
MidCap S&P 400 Index Fund	8,105		3,053	2,343		7,374
SmallCap S&P 600 Index Fund	8,066		3,418	2,731		7,459
	$268,207		$58,172	$71,343		$241,397

	Realized Gain/Loss				Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Bond Market Index Account	$3,495	$	— $		— $	(4,091)
International Equity Index Fund	287		12		83	(1,707)
LargeCap S&P 500 Index Account	1,108		2,038		2,031	(7,156)
MidCap S&P 400 Index Fund	145		86		562	(1,527)
SmallCap S&P 600 Index Fund	122		220		708	(1,514)
	$5,157		$2,356		$3,384	$(15,995)
Amounts in thousands

See accompanying notes.

Schedule of Investments
Diversified International Account
December 31, 2018

COMMON STOCKS - 98.40%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 1.63%			Distribution & Wholesale - 3.62%
Safran SA	21,247	$2,548	Ferguson PLC	28,016	$1,790
Thales SA	11,025	1,289	ITOCHU Corp	124,500	2,115
		$3,837	Mitsubishi Corp	100,600	2,758
Agriculture - 0.45%			Sumitomo Corp	131,800	1,870
Swedish Match AB	27,131	1,068			$8,533
Apparel - 2.02%			Diversified Financial Services - 1.48%
Kering SA	2,631	1,232	Housing Development Finance Corp Ltd	47,726	1,344
LVMH Moet Hennessy Louis Vuitton SE	9,429	2,761	ORIX Corp	146,300	2,138
Moncler SpA	23,267	774			$3,482
		$4,767	Electric - 1.67%
Automobile Manufacturers - 4.87%			Enel SpA	314,905	1,825
Ferrari NV	15,022	1,495	Iberdrola SA	262,735	2,110
Fiat Chrysler Automobiles NV (a)	45,950	662			$3,935
Honda Motor Co Ltd	57,300	1,510	Electronics - 0.92%
Isuzu Motors Ltd	75,400	1,058	Hoya Corp	35,896	2,164
Kia Motors Corp	29,194	880	Engineering & Construction - 2.15%
Maruti Suzuki India Ltd	12,609	1,347	ACS Actividades de Construccion y Servicios SA	43,144	1,670
Suzuki Motor Corp	18,600	938	Larsen & Toubro Ltd	67,591	1,391
Toyota Motor Corp	61,900	3,583	Vinci SA	24,495	2,014
		$11,473			$5,075
Banks - 11.36%			Entertainment - 0.43%
Banco do Brasil SA	77,400	927	GVC Holdings PLC	117,690	1,010
Bangkok Bank PCL	102,100	648	Food - 4.15%
Bank Leumi Le-Israel BM	168,162	1,017	Nestle India Ltd	3,413	542
Credicorp Ltd	8,179	1,813	Nestle SA	66,019	5,358
DBS Group Holdings Ltd	107,600	1,871	Tesco PLC	671,068	1,627
DNB ASA	113,476	1,822	Uni-President Enterprises Corp	666,000	1,511
Erste Group Bank AG (a)	48,135	1,596	X5 Retail Group NV	29,638	735
HDFC Bank Ltd ADR	13,527	1,401			$9,773
HDFC Bank Ltd	7,094	216	Food Service - 0.48%
Krung Thai Bank PCL	1,682,600	991	Compass Group PLC	54,021	1,137
Lloyds Banking Group PLC	3,069,458	2,023
Macquarie Group Ltd	29,468	2,257	Forest Products & Paper - 1.11%
Mediobanca Banca di Credito Finanziario SpA	213,591	1,807	Mondi PLC	73,240	1,526
Raiffeisen Bank International AG	45,236	1,154	Suzano Papel e Celulose SA	70,900	697
Swedbank AB	125,762	2,811	UPM-Kymmene OYJ	15,412	390
Toronto-Dominion Bank/The	63,000	3,132			$2,613
United Overseas Bank Ltd	70,200	1,270	Hand & Machine Tools - 0.39%
		$26,756	Sandvik AB	63,492	910
Beverages - 3.04%			Healthcare - Products - 1.38%
Coca-Cola Bottlers Japan Holdings Inc	34,000	1,014	Carl Zeiss Meditec AG	7,888	616
Coca-Cola HBC AG (a)	33,654	1,053	Lonza Group AG (a)	7,999	2,079
Diageo PLC	82,813	2,959	Straumann Holding AG	872	551
Jiangsu Yanghe Brewery Joint-Stock Co Ltd	81,299	1,127			$3,246
Treasury Wine Estates Ltd	97,007	1,012	Healthcare - Services - 0.76%
		$7,165	Evotec AG (a)	15,058	299
Biotechnology - 1.04%			ICON PLC (a)	11,587	1,497
CSL Ltd	18,807	2,456			$1,796
Building Materials - 0.98%			Home Builders - 0.70%
Anhui Conch Cement Co Ltd	160,598	687	Persimmon PLC	35,454	873
China National Building Material Co Ltd	1,464,000	1,002	Taylor Wimpey PLC	445,583	775
Rockwool International A/S	2,365	619			$1,648
		$2,308	Home Furnishings - 1.85%
Chemicals - 0.61%			Howden Joinery Group PLC	181,440	1,007
Nutrien Ltd	30,700	1,442	LG Electronics Inc	12,173	682
Commercial Services - 1.34%			Sony Corp	55,500	2,676
Ashtead Group PLC	42,362	884			$4,365
Brambles Ltd	98,568	705	Insurance - 6.39%
Wirecard AG	10,422	1,571	ASR Nederland NV	31,617	1,251
		$3,160	BB Seguridade Participacoes SA	120,631	859
Computers - 1.44%			Fairfax Financial Holdings Ltd	2,400	1,057
Capgemini SE	7,445	741	Hannover Rueck SE	14,918	2,010
Logitech International SA	53,656	1,695	Legal & General Group PLC	646,783	1,906
Obic Co Ltd	12,300	949	NN Group NV	51,292	2,039
		$3,385	Prudential PLC	127,231	2,272
			Swiss Life Holding AG (a)	5,754	2,221
			Tokio Marine Holdings Inc	30,500	1,449
					$15,064

See accompanying notes.

Schedule of Investments
Diversified International Account
December 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Internet - 2.06%			Software - 3.20%
Baidu Inc ADR(a)	9,376	$1,487	Amadeus IT Group SA	27,146	$1,889
Tencent Holdings Ltd	83,793	3,358	Capcom Co Ltd	58,600	1,162
		$4,845	Dassault Systemes SE	14,191	1,685
Investment Companies - 1.40%			Tech Mahindra Ltd	92,599	959
EXOR NV	20,947	1,137	Ubisoft Entertainment SA (a)	22,849	1,841
Investor AB	51,096	2,171			$7,536
		$3,308	Telecommunications - 4.20%
Iron & Steel - 1.68%			Deutsche Telekom AG	100,972	1,716
POSCO	5,501	1,203	Nice Ltd ADR(a)	9,812	1,062
Vale SA	210,411	2,759	Orange SA	97,860	1,586
		$3,962	SK Telecom Co Ltd	6,261	1,510
Machinery - Construction & Mining - 1.10%			SoftBank Group Corp	26,600	1,742
Hitachi Ltd	38,800	1,029	Telefonaktiebolaget LM Ericsson	117,805	1,043
Komatsu Ltd	72,700	1,562	Telenor ASA	63,838	1,240
		$2,591			$9,899
Machinery - Diversified - 1.13%			Toys, Games & Hobbies - 0.81%
Harmonic Drive Systems Inc	20,800	567	Nintendo Co Ltd	7,200	1,912
Keyence Corp	2,800	1,415	Transportation - 1.30%
Valmet OYJ	33,058	681	Canadian National Railway Co	41,428	3,068
		$2,663	TOTAL COMMON STOCKS		$231,869
Mining - 1.56%			INVESTMENT COMPANIES - 0.71%	Shares Held Value (000's)
Glencore PLC (a)	477,885	1,777	Money Market Funds - 0.71%
Rio Tinto Ltd	34,473	1,908	Principal Government Money Market Fund	1,663,621	1,664
		$3,685	2.11%(b),(c)
Oil & Gas - 7.74%			TOTAL INVESTMENT COMPANIES		$1,664
BP PLC	573,429	3,625	PREFERRED STOCKS - 0.38%	Shares Held Value (000's)
China Petroleum & Chemical Corp	2,062,000	1,470	Holding Companies - Diversified - 0.38%
Husky Energy Inc	68,300	706	Itausa - Investimentos Itau SA 0.08%	284,046	$886
JXTG Holdings Inc	292,200	1,517	TOTAL PREFERRED STOCKS		$886
LUKOIL PJSC ADR	17,056	1,221	Total Investments		$234,419
Neste Oyj	25,985	2,012	Other Assets and Liabilities - 0.51%		1,213
PTT PCL	1,124,000	1,584	TOTAL NET ASSETS - 100.00%		$235,632
Reliance Industries Ltd	160,688	2,579
Royal Dutch Shell PLC - A Shares	50,922	1,501	(a) Non-income producing security
Suncor Energy Inc	72,600	2,028	(b)	Affiliated Security. Security is either an affiliate (and registered under the
		$18,243	Investment Company Act of 1940) or an affiliate as defined by the Investment
Pharmaceuticals - 4.79%			Company Act of 1940 (controls 5.0% or more of the outstanding voting
Novartis AG	42,821	3,667	shares of the security). Please see affiliated sub-schedule for transactional
Novo Nordisk A/S	48,329	2,220	information.
Roche Holding AG	19,106	4,743	(c) Current yield shown is as of period end.
Teva Pharmaceutical Industries Ltd ADR(a)	42,160	650
		$11,280
Private Equity - 2.71%
3i Group PLC	206,793	2,040
Brookfield Asset Management Inc	92,313	3,538
Intermediate Capital Group PLC	67,128	801
		$6,379
Real Estate - 2.21%
CK Asset Holdings Ltd	132,500	969
LEG Immobilien AG	9,191	959
Vonovia SE	43,152	1,945
Wharf Real Estate Investment Co Ltd	224,000	1,340
		$5,213
REITs - 0.40%
Dexus	125,538	940
Retail - 2.44%
Alimentation Couche-Tard Inc	59,023	2,936
Don Quijote Holdings Co Ltd	13,700	847
Wal-Mart de Mexico SAB de CV	775,322	1,972
		$5,755
Semiconductors - 3.41%
Samsung Electronics Co Ltd	102,751	3,577
Taiwan Semiconductor Manufacturing Co Ltd	612,140	4,445
		$8,022

See accompanying notes.

Schedule of Investments
Diversified International Account
December 31, 2018

Portfolio Summary (unaudited)
Country	Percent
Japan	15.26%
United Kingdom	11.04%
Switzerland	10.59%
Canada	7.59%
France	6.66%
India	4.16%
China	3.88%
Germany	3.87%
Sweden	3.39%
Korea, Republic Of	3.33%
Australia	3.13%
Brazil	2.60%
Taiwan, Province Of China	2.53%
Netherlands	2.52%
Italy	2.51%
Spain	2.41%
Thailand	1.37%
Singapore	1.33%
Finland	1.30%
Norway	1.30%
Denmark	1.20%
Austria	1.17%
Israel	1.16%
Hong Kong	0.98%
Mexico	0.84%
Russian Federation	0.83%
Peru	0.77%
United States	0.71%
Ireland	0.63%
Isle of Man	0.43%
Other Assets and Liabilities	0.51%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	December 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.11%	$4,483		$68,287	$71,106		$1,664
	$4,483		$68,287	$71,106		$1,664

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.11%	$57	$—		$—		$—
	$57	$—		$—		$—
Amounts in thousands

See accompanying notes.

Schedule of Investments Equity Income Account December 31, 2018

COMMON STOCKS - 98.23%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 0.40%			Miscellaneous Manufacturers - 1.98%
Boeing Co/The	8,107	$2,614	3M Co	21,617	$4,119
Airlines - 1.41%			Parker-Hannifin Corp	60,200	8,978
Delta Air Lines Inc	186,642	9,313			$13,097
Apparel - 0.78%			Oil & Gas - 7.22%
VF Corp	71,874	5,127	Chevron Corp	63,454	6,903
Automobile Manufacturers - 1.52%			Cimarex Energy Co	109,868	6,773
PACCAR Inc	176,236	10,070	Exxon Mobil Corp	83,092	5,666
Automobile Parts & Equipment - 1.80%			Marathon Petroleum Corp	168,910	9,967
Autoliv Inc	62,604	4,396	Occidental Petroleum Corp	104,733	6,429
Magna International Inc	164,769	7,489	Royal Dutch Shell PLC - B shares ADR	200,591	12,024
		$11,885			$47,762
Banks - 9.38%			Pharmaceuticals - 8.72%
Bank of Nova Scotia/The	239,675	11,953	Johnson & Johnson	56,414	7,280
JPMorgan Chase & Co	183,938	17,956	Merck & Co Inc	197,769	15,112
PNC Financial Services Group Inc/The	134,224	15,692	Novartis AG ADR	103,850	8,911
SunTrust Banks Inc	93,198	4,701	Pfizer Inc	285,268	12,452
US Bancorp	256,221	11,709	Roche Holding AG ADR	448,428	13,937
		$62,011			$57,692
Beverages - 1.01%			Pipelines - 1.98%
Coca-Cola Co/The	141,577	6,704	Enterprise Products Partners LP	533,208	13,112
Chemicals - 3.26%			Private Equity - 2.07%
Air Products & Chemicals Inc	40,818	6,533	KKR & Co Inc	696,278	13,668
Albemarle Corp	50,000	3,854	REITs - 4.38%
DowDuPont Inc	118,388	6,331	Alexandria Real Estate Equities Inc	31,636	3,646
PPG Industries Inc	47,142	4,819	Digital Realty Trust Inc	112,245	11,960
		$21,537	Host Hotels & Resorts Inc	151,840	2,531
Computers - 2.89%			Simon Property Group Inc	64,302	10,802
Accenture PLC - Class A	32,456	4,577			$28,939
Apple Inc	92,191	14,542	Retail - 3.39%
		$19,119	Costco Wholesale Corp	54,982	11,200
Diversified Financial Services - 3.94%			Starbucks Corp	174,484	11,237
BlackRock Inc	32,011	12,575			$22,437
Discover Financial Services	228,375	13,469	Semiconductors - 3.81%
		$26,044	Applied Materials Inc	196,093	6,420
Electric - 7.26%			Maxim Integrated Products Inc	51,850	2,637
Eversource Energy	143,463	9,331	Microchip Technology Inc	130,427	9,380
NextEra Energy Inc	49,969	8,685	Taiwan Semiconductor Manufacturing Co Ltd	184,043	6,793
Sempra Energy	95,053	10,284	ADR
WEC Energy Group Inc	137,526	9,525			$25,230
Xcel Energy Inc	206,977	10,198	Software - 2.86%
		$48,023	Fidelity National Information Services Inc	66,963	6,867
Electronics - 1.04%			Microsoft Corp	75,757	7,695
Honeywell International Inc	51,895	6,856	SAP SE ADR	43,615	4,342
					$18,904
Food - 4.16%			Telecommunications - 3.59%
Hormel Foods Corp	202,272	8,633
Kraft Heinz Co/The	116,488	5,014	BCE Inc	280,845	11,102
Kroger Co/The	331,140	9,106	Verizon Communications Inc	224,382	12,615
Tyson Foods Inc	89,340	4,771			$23,717
		$27,524	Toys, Games & Hobbies - 2.13%
Healthcare - Products - 5.70%			Hasbro Inc	173,642	14,108
Abbott Laboratories	179,480	12,982	Transportation - 1.53%
Becton Dickinson and Co	44,969	10,132	Union Pacific Corp	73,273	10,129
Medtronic PLC	160,502	14,599	TOTAL COMMON STOCKS		$649,647
		$37,713	INVESTMENT COMPANIES - 1.33%	Shares Held Value (000's)
Healthcare - Services - 0.50%			Money Market Funds - 1.33%
HCA Healthcare Inc	26,763	3,331	Principal Government Money Market Fund	8,817,405	8,817
Insurance - 6.94%			2.11%(a),(b)
			TOTAL INVESTMENT COMPANIES		$8,817
Allstate Corp/The	117,231	9,687	Total Investments		$658,464
Chubb Ltd	117,339	15,158	Other Assets and Liabilities - 0.44%		2,920
Fairfax Financial Holdings Ltd	10,014	4,407	TOTAL NET ASSETS - 100.00%		$661,384
Fidelity National Financial Inc	337,253	10,603
Swiss Re AG ADR	264,038	6,049
		$45,904
Machinery - Diversified - 1.14%
Deere & Co	50,483	7,531
Media - 1.44%
Walt Disney Co/The	87,056	9,546

See accompanying notes.

Schedule of Investments Equity Income Account December 31, 2018

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	26.71%
Consumer, Non-cyclical	20.09%
Consumer, Cyclical	11.03%
Technology	9.56%
Energy	9.20%
Utilities	7.26%
Industrial	6.09%
Communications	5.03%
Basic Materials	3.26%
Investment Companies	1.33%
Other Assets and Liabilities	0.44%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	December 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.11%	$10,695		$90,985	$92,863		$8,817
	$10,695		$90,985	$92,863		$8,817

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.11%	$133	$—		$—		$—
	$133	$—		$—		$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
December 31, 2018

INVESTMENT COMPANIES - 0.58%		Shares Held Value (000's)			Principal
Money Market Funds - 0.58%				BONDS (continued)	Amount (000’s) Value (000’s)
Principal Government Money Market Fund		1,277,532	$1,278	Mortgage Backed Securities (continued)
2.11%(a),(b)				Fannie Mae REMICS
TOTAL INVESTMENT COMPANIES			$1,278	1.54%, 06/25/2045(c),(d)	$5,111	$283
		Principal		2.00%, 02/25/2040	754	735
BONDS - 29.96%		Amount (000's) Value (000's)		3.00%, 04/25/2042	1,022	1,010
Commercial Mortgage Backed Securities - 12.32%				3.00%, 02/25/2043	483	481
CD 2017-CD3 Mortgage Trust				3.00%, 01/25/2046	805	799
3.98%, 02/10/2050(c)		$1,000	$985	3.50%, 01/25/2040(d)	2,937	321
COMM 2014-CCRE19 Mortgage Trust				3.50%, 11/25/2042	2,500	2,569
4.72%, 08/10/2047(c)		600	608	4.00%, 12/25/2039(d)	1,487	183
COMM 2014-UBS5 Mortgage Trust				4.00%, 11/25/2042(d)	1,974	397
4.61%, 09/10/2047(c)		1,000	995	4.00%, 03/25/2045	1,000	1,068
Freddie Mac Multifamily Structured Pass				4.00%, 04/25/2047	643	685
Through Certificates				4.50%, 04/25/2045(d)	3,599	841
2.65%, 08/25/2026		1,300	1,251	7.00%, 04/25/2032	125	139
3.19%, 09/25/2027(c)		1,330	1,317	Freddie Mac REMICS
3.29%, 11/25/2027		1,100	1,096	1.33%, 05/15/2038(c),(d)	4,218	161
3.44%, 12/25/2027		1,000	1,009	1.50%, 04/15/2028	1,120	1,073
3.60%, 01/25/2028		1,330	1,357	2.50%, 11/15/2032	1,024	993
3.65%, 02/25/2028(c)		700	717	2.50%, 02/15/2043	1,022	989
3.90%, 06/25/2051		700	730	3.00%, 11/15/2030(d)	2,612	165
Ginnie Mae				3.00%, 11/15/2035	950	919
0.52%, 06/16/2060(c),(d)		7,466	423	3.00%, 06/15/2040	519	519
0.57%, 12/16/2059(c),(d)		7,850	456	3.00%, 10/15/2041	422	422
0.58%, 03/16/2060(c),(d)		4,943	297	3.00%, 04/15/2046	323	321
0.61%, 04/16/2047(c),(d)		10,952	436	3.50%, 03/15/2029	336	346
0.61%, 10/16/2054(c),(d)		10,910	332	3.50%, 08/15/2040(d)	2,914	336
0.64%, 11/16/2045(c),(d)		17,452	672	3.50%, 05/15/2043	885	904
0.72%, 11/16/2052(c),(d)		14,170	630	3.50%, 09/15/2043	1,200	1,207
0.80%, 09/16/2053(c),(d)		9,962	414	4.00%, 05/15/2039	4,200	4,312
0.81%, 02/16/2053(c),(d)		11,960	628	4.00%, 01/15/2045	1,282	1,365
0.84%, 02/16/2055(c),(d)		22,082	722	4.00%, 04/15/2045	579	609
0.89%, 02/16/2046(c),(d)		15,334	717	Ginnie Mae
0.90%, 03/16/2052(c),(d)		12,826	749	3.50%, 12/20/2034(d)	1,112	25
2.60%, 05/16/2059		685	645	3.50%, 05/20/2039	114	114
2.60%, 03/16/2060		1,166	1,101	3.50%, 05/20/2043(d)	4,559	896
GS Mortgage Securities Trust 2014-GC20				3.50%, 10/20/2044(d)	5,638	894
4.97%, 04/10/2047(c)		300	299	3.50%, 11/20/2045	930	925
JP Morgan Chase Commercial Mortgage				4.00%, 02/20/2044(d)	3,549	638
Securities Trust 2011-C5				4.00%, 04/20/2044(d)	1,799	313
5.41%, 08/15/2046(c),(e)		2,000	2,079	4.00%, 01/20/2048(d)	2,035	400
JP Morgan Chase Commercial Mortgage				JP Morgan Mortgage Trust 2016-4
Securities Trust 2013-C16				3.50%, 10/25/2046(c),(e)	794	781
4.96%, 12/15/2046(c)		1,800	1,871	JP Morgan Mortgage Trust 2017-3
JPMDB Commercial Mortgage Securities Trust				3.86%, 08/25/2047(c),(e)	581	569
2018-	C8			JP Morgan Mortgage Trust 2018-8
4.75%, 06/15/2051(c)		500	491	4.00%, 01/25/2049(c),(e)	1,076	1,065
WFRBS Commercial Mortgage Trust 2013-C14				New Residential Mortgage Loan Trust 2014-1
3.98%, 06/15/2046(c),(e)		1,000	907	5.00%, 01/25/2054(c),(e)	1,596	1,657
WFRBS Commercial Mortgage Trust 2014-C23				New Residential Mortgage Loan Trust 2015-2
4.38%, 10/15/2057(c)		1,000	1,028	5.55%, 08/25/2055(c),(e)	1,145	1,227
WFRBS Commercial Mortgage Trust 2014-LC14				Sequoia Mortgage Trust 2013-2
4.34%, 03/15/2047(c)		2,450	2,419	3.64%, 02/25/2043(c)	771	769
			$27,381	Sequoia Mortgage Trust 2017-5
Home Equity Asset Backed Securities - 0.37%				3.50%, 08/25/2047(c),(e)	350	341
ACE Securities Corp Mortgage Loan Trust Series				Sequoia Mortgage Trust 2018-5
2007-	D1			3.50%, 05/25/2048(c),(e)	670	655
6.93%, 02/25/2038(c),(e)		873	823			$36,617
Mortgage Backed Securities - 16.47%				Other Asset Backed Securities - 0.80%
EverBank Mortgage Loan Trust 18-1				Chase Funding Trust Series 2004-1
3.50%, 02/25/2048(c),(e)		661	650	2.97%, 12/25/2033	97	96
Fannie Mae Grantor Trust 2005-T1				1.00 x 1 Month USD LIBOR + 0.46%
2.86%, 05/25/2035		236	235	CNH Equipment Trust 2016-C
1.00 x 1 Month USD LIBOR + 0.35%				1.76%, 09/15/2023	500	490
Fannie Mae Interest Strip				Towd Point Mortgage Trust
3.50%, 12/25/2043(c),(d)		1,688	311	4.25%, 10/25/2053(c),(e)	550	568

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Account December 31, 2018

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Towd Point Mortgage Trust 2017-6			6.50%, 04/01/2024	$3	$3
3.25%, 10/25/2057(c),(e)	$700	$620	6.50%, 04/01/2026	2	2
		$1,774	6.50%, 05/01/2026	3	3
TOTAL BONDS		$66,595	6.50%, 05/01/2026	1	1
U.S. GOVERNMENT & GOVERNMENT	Principal		6.50%, 01/01/2028	4	5
AGENCY OBLIGATIONS - 69.84%	Amount (000's) Value (000's)		6.50%, 03/01/2028	2	3
Federal Home Loan Mortgage Corporation (FHLMC) - 15.07%			6.50%, 10/01/2028	17	19
2.00%, 10/01/2031	$778	$744	6.50%, 11/01/2028	4	4
2.50%, 02/01/2028	759	750	6.50%, 12/01/2028	8	9
3.00%, 02/01/2027	273	274	6.50%, 03/01/2029	4	4
3.00%, 01/01/2033	1,036	1,033	6.50%, 07/01/2031	19	21
3.00%, 08/01/2042	770	756	6.50%, 08/01/2031	5	6
3.00%, 10/01/2042	1,142	1,123	6.50%, 10/01/2031	8	9
3.00%, 10/01/2042	1,094	1,076	6.50%, 10/01/2031	8	9
3.00%, 10/01/2042	564	555	6.50%, 12/01/2031	15	16
3.00%, 05/01/2043	807	792	6.50%, 02/01/2032	14	16
3.00%, 10/01/2046	838	821	6.50%, 05/01/2032	37	43
3.00%, 01/01/2047	1,112	1,089	6.50%, 04/01/2035	6	7
3.50%, 02/01/2032	1,228	1,250	7.00%, 09/01/2023	6	6
3.50%, 04/01/2042	1,748	1,761	7.00%, 12/01/2023	2	2
3.50%, 05/01/2042	617	622	7.00%, 01/01/2024	3	3
3.50%, 07/01/2042	2,260	2,277	7.00%, 09/01/2027	4	4
3.50%, 10/01/2042	591	595	7.00%, 01/01/2028	32	34
3.50%, 02/01/2044	915	920	7.00%, 04/01/2028	15	17
3.50%, 08/01/2045	947	954	7.00%, 05/01/2028	2	3
3.50%, 07/01/2046	765	769	7.00%, 10/01/2031	12	13
3.50%, 01/01/2047	2,094	2,102	7.00%, 10/01/2031	7	7
3.50%, 01/01/2048	1,105	1,110	7.00%, 04/01/2032	53	60
4.00%, 07/01/2042	801	826	7.50%, 10/01/2030	10	11
4.00%, 01/01/2043	1,089	1,121	7.50%, 02/01/2031	9	10
4.00%, 06/01/2043	1,304	1,339	7.50%, 02/01/2031	4	4
4.00%, 10/01/2045	1,318	1,357	7.50%, 02/01/2031	3	3
4.00%, 08/01/2047	1,601	1,646	8.00%, 10/01/2030	16	19
4.00%, 01/01/2048	1,329	1,368	8.50%, 07/01/2029	17	18
4.00%, 06/01/2048	948	975			$33,499
4.50%, 09/01/2032	14	14	Federal National Mortgage Association (FNMA) - 37.24%
1.00 x US Treasury Yield Curve Rate T			2.00%, 02/01/2032	464	444
Note Constant Maturity 1 Year + 2.23%			2.50%, 06/01/2027	1,219	1,203
4.50%, 11/01/2043	1,032	1,087	2.50%, 08/01/2028	830	819
5.00%, 10/01/2025	132	138	2.50%, 12/01/2028	539	532
5.00%, 02/01/2033	168	178	2.50%, 12/01/2031	923	902
5.00%, 06/01/2033	183	193	3.00%, 05/01/2029	915	916
5.00%, 01/01/2034	524	557	3.00%, 08/01/2031	1,790	1,791
5.00%, 07/01/2035	11	12	3.00%, 10/01/2036	671	664
5.00%, 07/01/2035	106	113	3.00%, 10/01/2042	1,593	1,567
5.00%, 07/01/2035	25	26	3.00%, 11/01/2042	1,756	1,727
5.00%, 10/01/2035	51	55	3.00%, 12/01/2042	1,553	1,527
5.50%, 03/01/2033	117	126	3.00%, 02/01/2043	1,108	1,089
5.50%, 04/01/2038	7	8	3.00%, 04/01/2043	1,000	982
5.50%, 05/01/2038	42	45	3.00%, 06/01/2043	1,970	1,937
6.00%, 12/01/2023	3	3	3.00%, 08/01/2043	1,377	1,354
6.00%, 05/01/2031	12	14	3.00%, 09/01/2046	1,607	1,574
6.00%, 12/01/2031	14	15	3.00%, 10/01/2046	1,100	1,075
6.00%, 09/01/2032	7	7	3.00%, 11/01/2046	1,677	1,643
6.00%, 11/01/2033	52	56	3.00%, 01/01/2047	975	956
6.00%, 11/01/2033	23	25	3.50%, 08/01/2031	900	913
6.00%, 09/01/2034	53	58	3.50%, 02/01/2033	1,355	1,373
6.00%, 02/01/2035	50	55	3.50%, 02/01/2042	1,229	1,238
6.00%, 10/01/2036	50	54	3.50%, 09/01/2042	2,057	2,073
6.00%, 03/01/2037	40	43	3.50%, 11/01/2042	1,374	1,385
6.00%, 01/01/2038	91	100	3.50%, 12/01/2042	1,437	1,448
6.00%, 01/01/2038	8	8	3.50%, 02/01/2043	527	532
6.00%, 04/01/2038	60	66	3.50%, 09/01/2044	2,164	2,184
6.50%, 08/01/2021	1	1	3.50%, 10/01/2044	651	658
6.50%, 12/01/2021	9	10	3.50%, 11/01/2044	638	646
6.50%, 04/01/2022	12	13	3.50%, 03/01/2045	664	669
6.50%, 05/01/2022	8	8	3.50%, 03/01/2045	1,501	1,508
6.50%, 05/01/2023	12	12	3.50%, 06/01/2045	1,130	1,140

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
December 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.50%, 09/01/2045	$952	$956	6.00%, 01/01/2033	$55	$60
3.50%, 10/01/2045	725	732	6.00%, 05/01/2037	167	179
3.50%, 11/01/2045	750	755	6.00%, 07/01/2037	141	153
3.50%, 01/01/2046	728	735	6.00%, 11/01/2037	3	3
3.50%, 03/01/2046	520	524	6.00%, 12/01/2037	8	9
3.50%, 04/01/2046	1,143	1,152	6.00%, 03/01/2038	63	69
3.50%, 03/01/2047	1,086	1,093	6.50%, 11/01/2023	18	19
3.50%, 10/01/2047	811	816	6.50%, 05/01/2024	9	9
3.52%, 12/01/2032	12	12	6.50%, 09/01/2024	10	11
1.00 x 12 Month USD LIBOR + 1.64%			6.50%, 07/01/2025	10	11
4.00%, 01/01/2034	566	587	6.50%, 08/01/2025	18	19
4.00%, 10/01/2037	1,046	1,074	6.50%, 02/01/2026	3	3
4.00%, 02/01/2041	1,537	1,585	6.50%, 03/01/2026	2	2
4.00%, 02/01/2042	893	919	6.50%, 05/01/2026	3	3
4.00%, 08/01/2043	519	537	6.50%, 06/01/2026	1	1
4.00%, 10/01/2043	441	453	6.50%, 07/01/2028	9	10
4.00%, 04/01/2044	344	355	6.50%, 09/01/2028	17	18
4.00%, 08/01/2044	586	606	6.50%, 02/01/2029	3	3
4.00%, 10/01/2044	1,732	1,775	6.50%, 03/01/2029	5	6
4.00%, 11/01/2044	555	574	6.50%, 04/01/2029	4	5
4.00%, 12/01/2044	936	967	6.50%, 06/01/2031	9	10
4.00%, 02/01/2045	963	995	6.50%, 06/01/2031	10	11
4.00%, 08/01/2045	901	931	6.50%, 01/01/2032	4	4
4.00%, 09/01/2045	2,020	2,087	6.50%, 04/01/2032	34	37
4.00%, 05/01/2046	1,700	1,752	6.50%, 08/01/2032	10	11
4.00%, 07/01/2046	785	810	6.50%, 11/01/2032	15	16
4.00%, 07/01/2047	1,134	1,167	6.50%, 02/01/2033	20	21
4.00%, 10/01/2047	983	1,011	6.50%, 12/01/2036	34	37
4.00%, 12/01/2047	903	930	6.50%, 07/01/2037	17	18
4.33%, 07/01/2034	20	21	6.50%, 07/01/2037	28	30
1.00 x US Treasury Yield Curve Rate T			6.50%, 02/01/2038	30	34
Note Constant Maturity 1 Year + 2.21%			7.00%, 08/01/2028	17	19
4.48%, 12/01/2033	129	134	7.00%, 12/01/2028	14	16
1.00 x 12 Month USD LIBOR + 1.60%			7.00%, 10/01/2029	14	16
4.50%, 12/01/2019	5	5	7.00%, 05/01/2031	4	4
4.50%, 01/01/2020	18	18	7.00%, 11/01/2031	21	23
4.50%, 08/01/2039	1,803	1,888	7.50%, 04/01/2022	1	1
4.50%, 03/01/2042	472	496	7.50%, 11/01/2029	13	13
4.50%, 09/01/2043	1,886	1,986	8.00%, 05/01/2027	9	9
4.50%, 10/01/2043	997	1,047	8.00%, 09/01/2027	4	4
4.50%, 11/01/2043	1,095	1,153	8.00%, 06/01/2030	2	2
4.50%, 09/01/2045	816	857	8.50%, 10/01/2027	27	27
4.50%, 10/01/2045	1,039	1,094	9.00%, 09/01/2030	1	1
4.50%, 11/01/2045	1,494	1,570			$82,766
4.50%, 09/01/2048	1,972	2,073	Government National Mortgage Association (GNMA) - 7.57%
5.00%, 05/01/2033	1,309	1,401	3.00%, 11/15/2042	1,005	995
5.00%, 04/01/2035	125	133	3.00%, 12/15/2042	1,800	1,786
5.00%, 04/01/2035	98	104	3.00%, 02/15/2043	1,539	1,522
5.00%, 07/01/2035	6	6	3.50%, 01/15/2043	1,260	1,275
5.00%, 02/01/2038	407	436	3.50%, 05/15/2043	1,423	1,440
5.00%, 02/01/2040	1,432	1,534	3.50%, 06/20/2043	864	872
5.00%, 07/01/2041	1,125	1,205	3.50%, 04/20/2045	847	853
5.50%, 07/01/2019	1	1	3.50%, 09/20/2045	1,273	1,284
5.50%, 08/01/2019	1	1	3.50%, 06/20/2046	119	120
5.50%, 08/01/2019	1	1	3.50%, 02/20/2047	887	892
5.50%, 08/01/2019	13	13	3.50%, 05/20/2047	1,014	1,027
5.50%, 08/01/2019	1	1	3.50%, 11/20/2047	782	787
5.50%, 08/01/2019	1	1	4.00%, 08/15/2041	1,043	1,078
5.50%, 09/01/2019	5	5	4.00%, 07/20/2047	1,026	1,058
5.50%, 10/01/2019	1	1	4.50%, 07/15/2040	593	619
5.50%, 05/01/2024	9	10	5.00%, 09/15/2033	5	6
5.50%, 05/01/2033	15	15	5.00%, 02/15/2034	320	339
5.50%, 06/01/2033	66	71	5.00%, 09/15/2039	41	43
5.50%, 02/01/2037	5	5	5.50%, 11/15/2033	29	31
5.50%, 03/01/2038	117	126	5.50%, 05/20/2035	136	145
6.00%, 06/01/2022	13	14	5.50%, 03/15/2039	88	93
6.00%, 11/01/2028	13	14	6.00%, 04/20/2026	4	5
6.00%, 12/01/2031	9	10	6.00%, 05/20/2026	4	4

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
December 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal			(a)		Affiliated Security. Security is either an affiliate (and registered under the
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)					Investment Company Act of 1940) or an affiliate as defined by the Investment
Government National Mortgage Association (GNMA) (continued)						Company Act of 1940 (controls 5.0% or more of the outstanding voting
6.00%, 03/20/2028	$3		$3			shares of the security). Please see affiliated sub-schedule for transactional
6.00%, 06/20/2028	14		15			information.
6.00%, 07/20/2028	7		8	(b)		Current yield shown is as of period end.
6.00%, 02/20/2029	8		9	(c)		Certain variable rate securities are not based on a published reference rate
6.00%, 03/20/2029	16		17			and spread but are determined by the issuer or agent and are based on current
6.00%, 07/20/2029	18		19			market conditions. These securities do not indicate a reference rate and
6.00%, 07/20/2033	123		133			spread in their description. Rate shown is the rate in effect as of period end.
6.50%, 12/20/2025	10		10	(d)		Security is an Interest Only Strip.
6.50%, 01/20/2026	6		6	(e)		Security exempt from registration under Rule 144A of the Securities Act of
6.50%, 02/20/2026	7		7			1933. These securities may be resold in transactions exempt from registration,
6.50%, 03/20/2031	11		12			normally to qualified institutional buyers. At the end of the period, the value of
6.50%, 04/20/2031	12		13			these securities totaled $11,942 or 5.37% of net assets.
7.00%, 01/15/2028	1		1
7.00%, 01/15/2028	1		1			Portfolio Summary (unaudited)
7.00%, 01/15/2028	1		1	Sector					Percent
7.00%, 01/15/2028	3		3	Mortgage Securities					88.67%
7.00%, 01/15/2028	4		5	Government					9.96%
7.00%, 03/15/2028	58		60	Asset Backed Securities					1.17%
7.00%, 05/15/2028	7		7	Investment Companies					0.58%
7.00%, 01/15/2029	12		13	Other Assets and Liabilities					(0.38)%
7.00%, 03/15/2029	4		4	TOTAL NET ASSETS					100.00%
7.00%, 05/15/2031	8		10
7.00%, 09/15/2031	30		34
7.00%, 06/15/2032	120		133
7.50%, 02/15/2023	1		1
7.50%, 02/15/2023	1		1
7.50%, 04/15/2023	7		7
7.50%, 09/15/2023	2		2
7.50%, 09/15/2023	1		1
7.50%, 10/15/2023	4		4
7.50%, 11/15/2023	3		3
8.00%, 07/15/2026	1		1
8.00%, 08/15/2026	2		2
8.00%, 01/15/2027	1		1
8.00%, 02/15/2027	1		1
			$16,822
U.S. Treasury - 9.96%
1.13%, 03/31/2020	1,500		1,474
2.00%, 02/15/2025	2,700		2,612
2.13%, 12/31/2022	2,400		2,366
3.13%, 05/15/2021	2,500		2,537
4.25%, 11/15/2040	2,550		3,082
4.50%, 02/15/2036	2,000		2,465
5.25%, 11/15/2028	2,800		3,410
6.25%, 08/15/2023	3,600		4,182
			$22,128
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS			$155,215
Total Investments			$223,088
Other Assets and Liabilities - (0.38)%			(849)
TOTAL NET ASSETS - 100.00%			$222,239

Affiliated Securities	December 31, 2017					Purchases	Sales	December 31, 2018
	Value					Cost	Proceeds		Value
Principal Government Money Market Fund 2.11%			$2,862			$53,917	$55,501		$1,278
			$2,862			$53,917	$55,501		$1,278

			Realized Gain/Loss				Realized Gain from		Change in Unrealized
	Income			on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund 2.11%		$40			$—	$		— $	—
		$40			$—	$		— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Income Account
December 31, 2018

COMMON STOCKS - 2.97%	Shares Held Value (000's)			Principal
Electric - 0.16%			BONDS (continued)	Amount (000’s) Value (000’s)
GenOn Energy - Class A (a),(b)	2,032	$284	Beverages (continued)
Oil & Gas - 0.21%			Anheuser-Busch InBev Worldwide Inc
Riviera Resources Inc/Linn (a)	16,155	255	2.50%, 07/15/2022	$750	$716
Roan Resources Inc (a)	16,155	136			$1,653
		$391	Biotechnology - 2.45%
Transportation - 2.60%			Amgen Inc
Trailer Bridge Inc (a),(b),(c),(d)	25,472	4,735	3.63%, 05/15/2022	500	504
TOTAL COMMON STOCKS		$5,410	3.88%, 11/15/2021	1,000	1,013
INVESTMENT COMPANIES - 0.99%	Shares Held Value (000's)		Celgene Corp
Money Market Funds - 0.99%			3.45%, 11/15/2027	500	455
Principal Government Money Market Fund	1,795,275	1,795	3.90%, 02/20/2028	500	469
2.11%(e),(f)			Gilead Sciences Inc
TOTAL INVESTMENT COMPANIES		$1,795	3.65%, 03/01/2026	1,000	980
	Principal		4.40%, 12/01/2021	1,000	1,032
BONDS - 60.34%	Amount (000's) Value (000's)				$4,453
Apparel - 0.23%			Chemicals - 0.13%
Under Armour Inc			Westlake Chemical Corp
3.25%, 06/15/2026	$500	$419	3.60%, 08/15/2026	250	229
Automobile Floor Plan Asset Backed Securities - 1.51%			Commercial Services - 0.68%
Ally Master Owner Trust			ERAC USA Finance LLC
2.89%, 06/15/2022	1,000	1,002	7.00%, 10/15/2037(g)	1,000	1,243
1.00 x 1 Month USD LIBOR + 0.43%			Computers - 0.93%
Ford Credit Floorplan Master Owner Trust A			Apple Inc
2.86%, 10/15/2023	1,000	997	2.40%, 05/03/2023	1,750	1,692
1.00 x 1 Month USD LIBOR + 0.40%			Credit Card Asset Backed Securities - 0.28%
Navistar Financial Dealer Note Master Owner			Cabela's Credit Card Master Note Trust
Trust II			3.13%, 07/17/2023	500	501
3.14%, 09/25/2023(g)	750	750	1.00 x 1 Month USD LIBOR + 0.67%
1.00 x 1 Month USD LIBOR + 0.63%			Diversified Financial Services - 1.02%
		$2,749	Jefferies Group LLC
Banks - 9.28%			6.25%, 01/15/2036	1,425	1,429
Bank of New York Mellon Corp/The			Jefferies Group LLC / Jefferies Group Capital
2.80%, 05/04/2026	500	471	Finance Inc
Citigroup Inc			4.15%, 01/23/2030	500	429
3.88%, 03/26/2025	1,000	967			$1,858
4.50%, 01/14/2022	1,000	1,022	Electric - 7.79%
Goldman Sachs Group Inc/The			Black Hills Corp
5.38%, 03/15/2020	2,000	2,045	4.35%, 05/01/2033	500	501
ING Bank NV			Entergy Louisiana LLC
5.00%, 06/09/2021(g)	1,000	1,036	3.25%, 04/01/2028	500	481
JPMorgan Chase & Co			4.20%, 09/01/2048	500	493
3.63%, 05/13/2024	1,000	993	Entergy Texas Inc
5.99%, 04/29/2049(h)	717	707	2.55%, 06/01/2021	500	492
3 Month USD LIBOR + 3.47%			GenOn Energy Inc - Escrow
Morgan Stanley			0.00%, 10/15/2020(a),(b),(d)	750	—
5.50%, 07/28/2021	1,000	1,048	GenOn Energy Inc / NRG Americas Inc
6.25%, 08/09/2026	850	941	9.39%, 12/01/2023	163	159
PNC Financial Services Group Inc/The			3 Month USD LIBOR + 6.50%
6.75%, 07/29/2049(h),(i)	2,000	2,032	LG&E & KU Energy LLC
3 Month USD LIBOR + 3.68%			4.38%, 10/01/2021	1,000	1,016
SunTrust Bank/Atlanta GA			Metropolitan Edison Co
2.75%, 05/01/2023	1,000	966	3.50%, 03/15/2023(g)	1,000	995
SunTrust Banks Inc			Oncor Electric Delivery Co LLC
2.70%, 01/27/2022	500	488	5.75%, 03/15/2029(g)	2,000	2,334
US Bancorp			PacifiCorp
3.15%, 04/27/2027	2,000	1,916	5.25%, 06/15/2035	850	948
3.60%, 09/11/2024	250	249	6.25%, 10/15/2037	500	624
Wells Fargo & Co			Solar Star Funding LLC
6.56%, 12/31/2049(h)	2,000	1,987	5.38%, 06/30/2035(g)	1,424	1,524
3 Month USD LIBOR + 3.77%			Southwestern Electric Power Co
		$16,868	3.55%, 02/15/2022	1,000	1,002
Beverages - 0.91%			3.85%, 02/01/2048	1,000	888
Anheuser-Busch Cos LLC / Anheuser-Busch			TransAlta Corp
InBev Worldwide Inc			4.50%, 11/15/2022	1,750	1,702
3.65%, 02/01/2026(g)	500	473	Tucson Electric Power Co
4.70%, 02/01/2036(g)	500	464	3.85%, 03/15/2023	1,000	997
					$14,156

See accompanying notes.			184

Schedule of Investments
Income Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Electronics - 0.39%			Oil & Gas (continued)
Corning Inc			XTO Energy Inc
4.75%, 03/15/2042	$750	$714	6.75%, 08/01/2037	$1,000	$1,324
Environmental Control - 0.82%					$7,770
Advanced Disposal Services Inc			Oil & Gas Services - 2.54%
5.63%, 11/15/2024(g)	500	489	Archrock Partners LP / Archrock Partners Finance
Republic Services Inc			Corp
3.55%, 06/01/2022	1,000	1,004	6.00%, 04/01/2021	2,000	1,920
		$1,493	Schlumberger Holdings Corp
Food - 0.27%			3.63%, 12/21/2022(g)	500	498
Kraft Heinz Foods Co			4.00%, 12/21/2025(g)	500	494
3.95%, 07/15/2025	500	484	Weatherford International Ltd
Healthcare - Services - 1.79%			4.50%, 04/15/2022	250	146
Encompass Health Corp			5.13%, 09/15/2020	2,000	1,560
5.75%, 11/01/2024	500	495			$4,618
HCA Inc			Other Asset Backed Securities - 1.87%
7.50%, 11/06/2033	250	263	Drug Royalty II LP 2
Roche Holdings Inc			3.48%, 07/15/2023(g)	377	376
3.14%, 09/30/2019(g)	500	500	Drug Royalty III LP 1
3 Month USD LIBOR + 0.34%			4.94%, 04/15/2027(g)	506	510
Surgery Center Holdings Inc			1.00 x 3 Month USD LIBOR + 2.50%
8.88%, 04/15/2021(g)	2,000	1,995	PFS Financing Corp
		$3,253	3.04%, 03/15/2021(g)	500	500
Housewares - 0.27%			1.00 x 1 Month USD LIBOR + 0.58%
Newell Brands Inc			Trafigura Securitisation Finance PLC 2017-1
4.20%, 04/01/2026	500	489	3.31%, 12/15/2020(g)	1,000	1,005
Insurance - 2.21%			1.00 x 1 Month USD LIBOR + 0.85%
Fidelity National Financial Inc			Verizon Owner Trust 2017-3
4.50%, 08/15/2028(g)	1,000	988	2.74%, 04/20/2022(g)	1,000	1,000
First American Financial Corp			1.00 x 1 Month USD LIBOR + 0.27%
4.30%, 02/01/2023	2,000	2,008			$3,391
Prudential Financial Inc			Packaging & Containers - 0.55%
7.38%, 06/15/2019	1,000	1,018	Sealed Air Corp
		$4,014	6.88%, 07/15/2033(g)	1,000	998
Internet - 0.40%			Pharmaceuticals - 0.53%
Amazon.com Inc			AbbVie Inc
4.05%, 08/22/2047	750	733	2.90%, 11/06/2022	1,000	973
Iron & Steel - 0.82%			Pipelines - 4.32%
Allegheny Technologies Inc			ANR Pipeline Co
5.95%, 01/15/2021	1,000	980	9.63%, 11/01/2021	1,000	1,159
7.88%, 08/15/2023	500	510	Buckeye Partners LP
		$1,490	3.95%, 12/01/2026	500	439
Media - 3.12%			4.35%, 10/15/2024	500	485
21st Century Fox America Inc			Columbia Pipeline Group Inc
6.40%, 12/15/2035	1,000	1,248	4.50%, 06/01/2025	1,000	1,007
Comcast Corp			El Paso Natural Gas Co LLC
6.45%, 03/15/2037	2,000	2,385	7.50%, 11/15/2026	2,100	2,438
Time Warner Cable LLC			Plains All American Pipeline LP / PAA Finance
6.55%, 05/01/2037	1,500	1,539	Corp
6.75%, 06/15/2039	500	508	4.50%, 12/15/2026	500	482
		$5,680	Southeast Supply Header LLC
			4.25%, 06/15/2024(g)	750	756
Oil & Gas - 4.27%			Southern Natural Gas Co LLC
BP Capital Markets America Inc			8.00%, 03/01/2032	850	1,081
3.94%, 09/21/2028	1,000	1,003			$7,847
Nabors Industries Inc
5.00%, 09/15/2020	1,000	962	REITs - 7.95%
5.50%, 01/15/2023	250	198	Alexandria Real Estate Equities Inc
Petro-Canada			4.30%, 01/15/2026	1,000	1,000
9.25%, 10/15/2021	1,075	1,231	4.60%, 04/01/2022	1,250	1,287
Phillips 66			CBL & Associates LP
4.30%, 04/01/2022	1,000	1,027	5.95%, 12/15/2026	500	382
Rowan Cos Inc			CubeSmart LP
4.88%, 06/01/2022	750	619	4.80%, 07/15/2022	2,000	2,068
W&T Offshore Inc			Healthcare Realty Trust Inc
9.75%, 11/01/2023(g)	250	219	3.63%, 01/15/2028	1,000	939
Whiting Petroleum Corp
5.75%, 03/15/2021	1,250	1,187

See accompanying notes.

Schedule of Investments
Income Account
December 31, 2018

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
REITs (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Hospitality Properties Trust			4.00%, 02/01/2045	$366	$374
4.65%, 03/15/2024	$750	$748	4.00%, 02/01/2046	686	701
4.95%, 02/15/2027	1,000	980	4.00%, 06/01/2046	742	759
5.00%, 08/15/2022	750	766	4.50%, 07/01/2039	744	779
Omega Healthcare Investors Inc			4.50%, 10/01/2041	415	434
5.25%, 01/15/2026	500	509	5.00%, 08/01/2019	10	10
Physicians Realty LP			9.00%, 01/01/2025	2	3
4.30%, 03/15/2027	1,000	971			$10,218
Ventas Realty LP / Ventas Capital Corp			Federal National Mortgage Association (FNMA) - 13.73%
3.25%, 08/15/2022	1,750	1,729	3.00%, 03/01/2042	1,032	1,015
Welltower Inc			3.00%, 03/01/2042	944	928
6.13%, 04/15/2020	1,000	1,031	3.00%, 05/01/2042	529	520
Weyerhaeuser Co			3.00%, 06/01/2042	474	466
4.70%, 03/15/2021	2,000	2,050	3.00%, 06/01/2042	961	946
		$14,460	3.50%, 12/01/2040	752	758
Savings & Loans - 0.30%			3.50%, 12/01/2041	249	251
First Niagara Financial Group Inc			3.50%, 03/01/2042	421	425
7.25%, 12/15/2021	500	547	3.50%, 04/01/2042	817	823
Software - 0.80%			3.50%, 02/01/2043	537	541
Oracle Corp			3.50%, 03/01/2045	655	658
2.50%, 05/15/2022	500	489	3.50%, 06/01/2045	1,227	1,231
2.95%, 05/15/2025	1,000	957	3.50%, 11/01/2045	846	849
		$1,446	3.50%, 05/01/2046	756	758
Telecommunications - 1.91%			4.00%, 09/01/2040	1,018	1,047
Qwest Corp			4.00%, 10/01/2041	535	551
6.75%, 12/01/2021	2,000	2,045	4.00%, 10/01/2041	368	378
Sprint Corp			4.00%, 11/01/2041	591	607
7.88%, 09/15/2023	250	256	4.00%, 04/01/2042	330	339
Sprint Spectrum Co LLC / Sprint Spectrum Co II			4.00%, 11/01/2043	453	465
LLC / Sprint Spectrum Co III LLC			4.00%, 11/01/2043	1,238	1,274
3.36%, 03/20/2023(g)	172	170	4.00%, 02/01/2044	1,453	1,494
5.15%, 03/20/2028(g)	500	491	4.00%, 09/01/2044	434	443
T-Mobile USA Inc			4.00%, 09/01/2045	1,391	1,420
6.38%, 03/01/2025	500	505	4.00%, 08/01/2046	1,075	1,102
		$3,467	4.00%, 01/01/2047	790	807
Transportation - 0.00%			4.50%, 08/01/2040	631	661
Trailer Bridge Inc			4.50%, 12/01/2040	394	413
0.00%, 11/15/2019(a),(b),(d)	2,000	—	4.50%, 08/01/2041	412	431
TOTAL BONDS		$109,688	4.50%, 05/01/2044	557	580
	Principal		4.50%, 06/01/2046	587	608
CONVERTIBLE BONDS - 0.65%	Amount (000's) Value (000's)		4.50%, 05/01/2047	1,657	1,717
			4.50%, 05/01/2047	385	399
Insurance - 0.65%			6.50%, 04/01/2032	38	42
AmTrust Financial Services Inc					$24,947
2.75%, 12/15/2044	1,250	1,175
TOTAL CONVERTIBLE BONDS		$1,175	Government National Mortgage Association (GNMA) - 0.00%
SENIOR FLOATING RATE INTERESTS	Principal		9.00%, 02/15/2025	2	2
- 0.66%	Amount (000's) Value (000's)		U.S. Treasury - 14.57%
Pipelines - 0.27%			1.63%, 11/15/2022	1,000	968
BCP Renaissance Parent LLC			1.75%, 05/15/2022	2,000	1,953
6.03%, 10/31/2024(j)	$498	$483	2.00%, 11/15/2021	1,000	987
US LIBOR + 3.50%			2.00%, 11/15/2026	1,000	955
			2.25%, 08/15/2027	1,000	968
Software - 0.39%			2.50%, 05/15/2024	1,000	998
Ivanti Software Inc			2.63%, 11/15/2020	2,000	2,004
11.35%, 01/20/2025(j)	750	713	2.75%, 02/15/2024	1,000	1,011
US LIBOR + 9.00%			2.75%, 11/15/2047	1,000	946
TOTAL SENIOR FLOATING RATE INTERESTS		$1,196	2.88%, 05/15/2043	1,000	976
U.S. GOVERNMENT & GOVERNMENT	Principal		2.88%, 08/15/2045	1,000	974
AGENCY OBLIGATIONS - 33.92%	Amount (000's) Value (000's)		2.88%, 11/15/2046	1,000	972
Federal Home Loan Mortgage Corporation (FHLMC) - 5.62%			3.00%, 11/15/2044	1,000	998
3.00%, 10/01/2042	$564	$555	3.13%, 05/15/2021	1,000	1,015
3.00%, 11/01/2042	566	557	3.13%, 08/15/2044	1,000	1,021
3.00%, 12/01/2046	1,379	1,346	3.38%, 05/15/2044	1,000	1,065
3.50%, 10/01/2041	555	559	3.38%, 11/15/2048	1,000	1,069
3.50%, 04/01/2042	679	684	3.50%, 02/15/2039	1,000	1,094
3.50%, 04/01/2042	1,380	1,390	3.63%, 02/15/2020	2,000	2,022
3.50%, 04/01/2045	640	642	3.63%, 02/15/2044	1,000	1,108
3.50%, 03/01/2048	1,421	1,425	3.75%, 08/15/2041	1,000	1,128

See accompanying notes.

Schedule of Investments Income Account December 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		(g)	Security exempt from registration under Rule 144A of the Securities Act of
AGENCY OBLIGATIONS (continued)	Amount (000’s)	Value (000’s)	1933. These securities may be resold in transactions exempt from registration,
U.S. Treasury (continued)			normally to qualified institutional buyers. At the end of the period, the value of
3.75%, 11/15/2043	$2,000	$2,259	these securities totaled $19,808 or 10.90% of net assets.
		$26,491	(h)	Perpetual security. Perpetual securities pay an indefinite stream of interest,
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			but they may be called by the issuer at an earlier date. Date shown, if any,
OBLIGATIONS		$61,658	reflects the next call date or final legal maturity date. Rate shown is as of
Total Investments		$180,922	period end.
Other Assets and Liabilities - 0.47%		849	(i)	Rate shown is as of period end. The rate may be a variable or floating rate or
TOTAL NET ASSETS - 100.00%		$181,771	a fixed rate which may convert to a variable or floating rate in the future.
			(j)	Rate information disclosed is based on an average weighted rate of the
			underlying tranches as of period end.
(a) Non-income producing security
(b) The value of these investments was determined using significant unobservable
inputs.			Portfolio Summary (unaudited)
(c) Restricted Security. Please see Restricted Security Sub-Schedule for more			Sector	Percent
information.			Financial	21.41%
(d) Fair value of these investments is determined in good faith by the Manager			Mortgage Securities	19.35%
under procedures established and periodically reviewed by the Board of			Government	14.57%
Directors. Certain inputs used in the valuation may be unobservable; however,			Energy	11.61%
each security is evaluated individually for purposes of ASC 820 which results			Utilities	7.95%
in not all securities being identified as Level 3 of the fair value hierarchy. At			Consumer, Non-cyclical	6.63%
the end of the period, the fair value of these securities totaled $4,735 or 2.60%			Communications	5.43%
of net assets.			Industrial	4.36%
(e) Affiliated Security. Security is either an affiliate (and registered under the			Asset Backed Securities	3.66%
Investment Company Act of 1940) or an affiliate as defined by the Investment			Technology	2.12%
Company Act of 1940 (controls 5.0% or more of the outstanding voting			Investment Companies	0.99%
shares of the security). Please see affiliated sub-schedule for transactional			Basic Materials	0.95%
information.			Consumer, Cyclical	0.50%
(f) Current yield shown is as of period end.			Other Assets and Liabilities	0.47%
			TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	December 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.11%	$8,980		$51,346	$58,531		$1,795
	$8,980		$51,346	$58,531		$1,795

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.11%	$76	$—		$—		$—
	$76	$—		$—		$—

Amounts in thousands

Restricted Securities

Security Name	Acquisition Date	Cost	Value	Percent of Net Assets
Trailer Bridge Inc	05/07/2012-12/22/2016	$2,764	$4,735	2.60%
Total			$4,735	2.60%
Amounts in thousands.

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
December 31, 2018

COMMON STOCKS - 94.51%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Apparel - 0.51%			Healthcare - Services - 0.84%
Eclat Textile Co Ltd	38,000	$430	Bangkok Dusit Medical Services PCL	958,700	$717
Automobile Manufacturers - 3.07%			Home Furnishings - 0.45%
Hyundai Motor Co	6,965	740	Haier Electronics Group Co Ltd	154,000	379
Kia Motors Corp	22,406	675	Insurance - 4.31%
Mahindra & Mahindra Ltd	103,436	1,190	AIA Group Ltd	92,200	766
		$2,605	Cathay Financial Holding Co Ltd	700,000	1,072
Automobile Parts & Equipment - 1.04%			IRB Brasil Resseguros S/A	22,500	484
Weichai Power Co Ltd	769,000	880	Powszechny Zaklad Ubezpieczen SA	85,310	1,005
Banks - 15.06%			Shin Kong Financial Holding Co Ltd	1,121,531	328
Banco do Brasil SA	53,400	639			$3,655
Banco Santander Brasil SA	41,200	453	Internet - 13.70%
Bangkok Bank PCL	132,300	840	Alibaba Group Holding Ltd ADR(b)	25,411	3,483
Bank Rakyat Indonesia Persero Tbk PT	2,746,400	700	Baidu Inc ADR(b)	4,735	751
China Construction Bank Corp	2,287,902	1,873	Naspers Ltd	8,680	1,738
Credicorp Ltd	7,225	1,602	Pinduoduo Inc ADR(b)	11,032	248
FirstRand Ltd	103,042	469	Tencent Holdings Ltd	123,000	4,930
Grupo Financiero Banorte SAB de CV	92,100	450	Weibo Corp ADR(b)	8,310	485
HDFC Bank Ltd	36,192	1,101			$11,635
Industrial & Commercial Bank of China Ltd	1,842,000	1,310	Iron & Steel - 3.52%
Kiatnakin Bank PCL	204,400	416	POSCO	4,083	893
Malayan Banking Bhd	304,000	698	Vale SA	160,121	2,099
OTP Bank Nyrt	22,070	892			$2,992
Postal Savings Bank of China Co Ltd (a)	953,000	502	Lodging - 0.42%
Sberbank of Russia PJSC ADR	77,032	844	Sands China Ltd	81,200	354
		$12,789	Machinery - Construction & Mining - 1.34%
Beverages - 0.45%			Doosan Infracore Co Ltd (b)	67,892	463
Jiangsu Yanghe Brewery Joint-Stock Co Ltd	27,400	380	United Tractors Tbk PT	353,200	672
Building Materials - 1.60%					$1,135
Anhui Conch Cement Co Ltd	95,698	409	Mining - 1.05%
China National Building Material Co Ltd	416,000	285	Anglo American PLC	39,910	892
Xinyi Glass Holdings Ltd	602,000	665	Oil & Gas - 9.37%
		$1,359	China Petroleum & Chemical Corp	1,088,000	775
Chemicals - 1.00%			CNOOC Ltd	435,000	670
Sasol Ltd	28,573	849	Kunlun Energy Co Ltd	362,000	385
Coal - 0.58%			LUKOIL PJSC ADR	30,198	2,163
China Shenhua Energy Co Ltd	224,500	490	Polski Koncern Naftowy ORLEN SA	35,242	1,021
Computers - 2.83%			PTT PCL	808,500	1,139
Infosys Ltd	111,207	1,051	Reliance Industries Ltd	85,416	1,371
Tata Consultancy Services Ltd	49,839	1,351	SK Innovation Co Ltd	2,691	432
		$2,402			$7,956
Distribution & Wholesale - 0.41%			Pharmaceuticals - 0.58%
Sime Darby Bhd	603,900	351	Hypera SA	63,600	495
Diversified Financial Services - 5.31%			Real Estate - 1.95%
Capitec Bank Holdings Ltd	5,460	423	China Resources Land Ltd	266,000	1,023
CTBC Financial Holding Co Ltd	1,625,000	1,069	Sunac China Holdings Ltd	194,000	630
Hana Financial Group Inc	13,130	427			$1,653
Housing Development Finance Corp Ltd	53,712	1,513	Retail - 1.80%
KB Financial Group Inc	10,559	441	Jubilant Foodworks Ltd	21,861	392
Old Mutual Ltd	408,607	635	Wal-Mart de Mexico SAB de CV	447,700	1,138
		$4,508			$1,530
Electric - 1.08%			Semiconductors - 12.96%
China Longyuan Power Group Corp Ltd	571,000	390	Chipbond Technology Corp	354,000	711
Tenaga Nasional BHD	160,900	530	Nanya Technology Corp	97,000	174
		$920	Realtek Semiconductor Corp	91,000	422
Engineering & Construction - 2.35%			Samsung Electronics Co Ltd	125,504	4,369
China Railway Construction Corp Ltd	627,000	871	SK Hynix Inc	7,893	430
Larsen & Toubro Ltd	54,687	1,125	Taiwan Semiconductor Manufacturing Co Ltd	674,164	4,895
		$1,996			$11,001
Food - 1.91%			Telecommunications - 3.71%
Uni-President Enterprises Corp	443,000	1,005	China Mobile Ltd	175,000	1,693
X5 Retail Group NV	24,779	615	China Telecom Corp Ltd	2,170,000	1,112
		$1,620	TIM Participacoes SA	113,200	346
Forest Products & Paper - 0.54%					$3,151
Suzano Papel e Celulose SA	46,300	455	TOTAL COMMON STOCKS		$80,231
Gas - 0.77%
GAIL India Ltd	126,361	652

See accompanying notes.

     Schedule of Investments International Emerging Markets Account December 31, 2018

INVESTMENT COMPANIES - 3.19%	Shares Held Value (000's)
Money Market Funds - 3.19%
Principal Government Money Market Fund	2,710,915	$2,711
2.11%(c),(d)
TOTAL INVESTMENT COMPANIES		$2,711
PREFERRED STOCKS - 2.13%	Shares Held Value (000's)
Banks - 1.07%
Banco Bradesco SA 1.61%	91,400	$910
Holding Companies - Diversified - 1.06%
Itausa - Investimentos Itau SA 0.08%	288,582	899
TOTAL PREFERRED STOCKS		$1,809
Total Investments		$84,751
Other Assets and Liabilities - 0.17%		147
TOTAL NET ASSETS - 100.00%		$84,898

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $502 or 0.59% of net assets.
(b)	Non-income producing security
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

(d) Current yield shown is as of period end.

Portfolio Summary (unaudited)

Country	Percent
China	24.12%
Taiwan, Province Of China	11.90%
India	11.48%
Korea, Republic Of	10.46%
Brazil	7.98%
Hong Kong	5.78%
South Africa	4.85%
Russian Federation	4.27%
Thailand	3.66%
United States	3.19%
Poland	2.39%
Peru	1.89%
Mexico	1.87%
Malaysia	1.85%
Indonesia	1.62%
Hungary	1.05%
United Kingdom	1.05%
Macao	0.42%
Other Assets and Liabilities	0.17%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	December 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.11%	$1,056		$47,458	$45,803		$2,711
	$1,056		$47,458	$45,803		$2,711

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.11%	$34	$—		$—		$—
	$34	$—		$—		$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
LargeCap Growth Account
December 31, 2018

COMMON STOCKS - 97.40%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Apparel - 2.07%			Retail (continued)
NIKE Inc	28,000	$2,076	Ulta Beauty Inc (a)	6,000	$1,469
Banks - 1.69%					$7,878
SVB Financial Group (a)	8,915	1,693	Semiconductors - 4.76%
Beverages - 2.28%			Intel Corp	30,600	1,436
Coca-Cola Co/The	48,300	2,287	QUALCOMM Inc	26,700	1,519
Biotechnology - 2.08%			Xilinx Inc	21,400	1,823
Vertex Pharmaceuticals Inc (a)	12,604	2,089			$4,778
Chemicals - 1.91%			Software - 7.60%
CF Industries Holdings Inc	43,900	1,910	Microsoft Corp	53,330	5,417
Commercial Services - 3.23%			ServiceNow Inc (a)	12,393	2,206
FleetCor Technologies Inc (a)	8,433	1,566			$7,623
Worldpay Inc (a)	21,900	1,674	Telecommunications - 2.46%
		$3,240	Cisco Systems Inc	56,850	2,463
Computers - 3.75%			Transportation - 1.59%
Apple Inc	23,850	3,762	CSX Corp	25,700	1,597
Cosmetics & Personal Care - 3.27%			TOTAL COMMON STOCKS		$97,684
Estee Lauder Cos Inc/The	15,161	1,973	INVESTMENT COMPANIES - 2.32%	Shares Held Value (000's)
Procter & Gamble Co/The	14,200	1,305	Money Market Funds - 2.32%
		$3,278	Principal Government Money Market Fund	2,326,191	2,326
Diversified Financial Services - 8.19%			2.11%(b),(c)
			TOTAL INVESTMENT COMPANIES		$2,326
Capital One Financial Corp	19,050	1,440	Total Investments		$100,010
Mastercard Inc	15,548	2,933	Other Assets and Liabilities - 0.28%		280
Visa Inc	29,108	3,841	TOTAL NET ASSETS - 100.00%		$100,290
		$8,214
Engineering & Construction - 1.11%
Jacobs Engineering Group Inc	19,100	1,116	(a) Non-income producing security
Entertainment - 0.65%			(b)	Affiliated Security. Security is either an affiliate (and registered under the
Live Nation Entertainment Inc (a)	13,300	655	Investment Company Act of 1940) or an affiliate as defined by the Investment
Healthcare - Products - 10.60%			Company Act of 1940 (controls 5.0% or more of the outstanding voting
Abbott Laboratories	18,600	1,345	shares of the security). Please see affiliated sub-schedule for transactional
ABIOMED Inc (a)	4,400	1,430	information.
Boston Scientific Corp (a)	62,000	2,191	(c) Current yield shown is as of period end.
Intuitive Surgical Inc (a)	6,647	3,184
Thermo Fisher Scientific Inc	11,103	2,485	Portfolio Summary (unaudited)
		$10,635	Sector		Percent
Healthcare - Services - 1.04%			Consumer, Non-cyclical		27.23%
WellCare Health Plans Inc (a)	4,400	1,039	Communications		19.89%
Internet - 17.43%			Technology		18.57%
Alphabet Inc - A Shares (a)	4,984	5,208	Consumer, Cyclical		10.58%
Amazon.com Inc (a)	2,949	4,429	Financial		9.88%
GrubHub Inc (a)	20,800	1,598	Industrial		7.45%
Netflix Inc (a)	7,932	2,123	Investment Companies		2.32%
RingCentral Inc (a)	25,800	2,127	Basic Materials		1.91%
Twitter Inc (a)	69,400	1,995	Energy		1.89%
		$17,480	Other Assets and Liabilities		0.28%
Machinery - Construction & Mining - 2.55%			TOTAL NET ASSETS		100.00%
Caterpillar Inc	20,147	2,560
Machinery - Diversified - 2.20%
Deere & Co	14,796	2,207
Office & Business Equipment - 2.46%
Zebra Technologies Corp (a)	15,500	2,468
Oil & Gas - 1.89%
Diamondback Energy Inc	10,987	1,018
Pioneer Natural Resources Co	6,650	875
		$1,893
Pharmaceuticals - 4.73%
DexCom Inc (a)	13,900	1,665
Eli Lilly & Co	16,600	1,921
Sarepta Therapeutics Inc (a)	10,600	1,157
		$4,743
Retail - 7.86%
Chipotle Mexican Grill Inc (a)	3,400	1,468
Five Below Inc (a)	14,700	1,504
Lululemon Athletica Inc (a)	9,950	1,210
Target Corp	25,900	1,712
Tiffany & Co	6,400	515

See accompanying notes.

Schedule of Investments
LargeCap Growth Account
December 31, 2018

Affiliated Securities	December 31, 2017	Purchases		Sales	December 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.11%	$1,377		$52,230	$51,281		$2,326
	$1,377		$52,230	$51,281		$2,326

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.11%	$32	$—		$—		$—
	$32	$—		$—		$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
December 31, 2018

COMMON STOCKS - 97.27%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.01%			Biotechnology - 1.43%
Interpublic Group of Cos Inc/The	262	$5	Alexion Pharmaceuticals Inc (a)	8,404	$818
Omnicom Group Inc	423	31	Alnylam Pharmaceuticals Inc (a)	198	14
		$36	Amgen Inc	1,552	302
Aerospace & Defense - 3.40%			Biogen Inc (a)	485	146
Boeing Co/The	23,220	7,488	BioMarin Pharmaceutical Inc (a)	448	38
Curtiss-Wright Corp	37	4	Bluebird Bio Inc (a)	94	9
General Dynamics Corp	219	34	Celgene Corp (a)	1,786	115
Harris Corp	320	43	Exact Sciences Corp (a)	301	19
HEICO Corp	133	10	Exelixis Inc (a)	742	15
HEICO Corp - Class A	237	15	Gilead Sciences Inc	2,454	154
Lockheed Martin Corp	677	177	Illumina Inc (a)	276	83
Northrop Grumman Corp	6,108	1,496	Incyte Corp (a)	443	28
Raytheon Co	906	139	Ionis Pharmaceuticals Inc (a)	314	17
Spirit AeroSystems Holdings Inc	10,078	727	Regeneron Pharmaceuticals Inc (a)	202	75
TransDigm Group Inc (a)	128	44	Sage Therapeutics Inc (a)	114	11
United Technologies Corp	28	3	Seattle Genetics Inc (a)	268	15
		$10,180	Vertex Pharmaceuticals Inc (a)	14,636	2,426
Agriculture - 0.53%					$4,285
Altria Group Inc	5,490	271	Building Materials - 0.03%
Philip Morris International Inc	19,636	1,311	Armstrong World Industries Inc	156	9
		$1,582	Eagle Materials Inc	114	7
Airlines - 0.02%			Lennox International Inc	95	21
Delta Air Lines Inc	299	15	Martin Marietta Materials Inc	147	25
Southwest Airlines Co	704	33	Vulcan Materials Co	313	31
		$48			$93
Apparel - 0.51%			Chemicals - 1.60%
Carter's Inc	132	11	Axalta Coating Systems Ltd (a)	233	6
Columbia Sportswear Co	33	3	Celanese Corp	220	20
Hanesbrands Inc	1,010	13	Chemours Co/The	458	13
Michael Kors Holdings Ltd (a)	238	9	FMC Corp	139	10
NIKE Inc	19,544	1,449	International Flavors & Fragrances Inc	121	16
Skechers U.S.A. Inc (a)	245	6	Linde PLC	638	100
Under Armour Inc - Class A (a)	415	7	LyondellBasell Industries NV	547	46
Under Armour Inc - Class C (a)	434	7	NewMarket Corp	22	9
VF Corp	468	33	PPG Industries Inc	33	3
		$1,538	RPM International Inc	77	5
Automobile Manufacturers - 0.61%			Sherwin-Williams Co/The	11,530	4,536
Tesla Inc (a)	5,492	1,828	Univar Inc (a)	129	2
			Versum Materials Inc	376	10
Automobile Parts & Equipment - 0.54%			Westlake Chemical Corp	94	6
Allison Transmission Holdings Inc	359	16	WR Grace & Co	137	9
Aptiv PLC	25,774	1,587			$4,791
Lear Corp	38	5
Visteon Corp (a)	70	4	Commercial Services - 5.06%
WABCO Holdings Inc (a)	152	16	Automatic Data Processing Inc	829	109
		$1,628	Booz Allen Hamilton Holding Corp	418	19
			Cintas Corp	21,987	3,694
Banks - 0.35%			CoreLogic Inc/United States (a)	218	7
BOK Financial Corp	24	2	CoStar Group Inc (a)	99	33
Comerica Inc	51	4	Ecolab Inc	359	53
East West Bancorp Inc	65	3	Euronet Worldwide Inc (a)	99	10
Morgan Stanley	24,383	967	FleetCor Technologies Inc (a)	10,401	1,932
Northern Trust Corp	161	13	Gartner Inc (a)	251	32
Pinnacle Financial Partners Inc	109	5	Global Payments Inc	15,034	1,550
Signature Bank/New York NY	91	9	Grand Canyon Education Inc (a)	127	12
State Street Corp	210	13	H&R Block Inc	176	4
SVB Financial Group (a)	106	20	Moody's Corp	312	44
Synovus Financial Corp	77	2	Morningstar Inc	56	6
Texas Capital Bancshares Inc (a)	111	6	PayPal Holdings Inc (a)	86,591	7,282
Western Alliance Bancorp (a)	192	8	Quanta Services Inc	172	5
		$1,052	Robert Half International Inc	349	20
Beverages - 0.26%			Rollins Inc	466	17
Brown-Forman Corp - A Shares	183	9	S&P Global Inc	472	80
Coca-Cola Co/The	5,596	265	Sabre Corp	684	15
Constellation Brands Inc	296	48	Service Corp International/US	228	9
Keurig Dr Pepper Inc	557	14	ServiceMaster Global Holdings Inc (a)	367	13
Monster Beverage Corp (a)	1,047	51	Square Inc (a)	746	42
PepsiCo Inc	3,560	393	Total System Services Inc	501	41
		$780	TransUnion	509	29
			United Rentals Inc (a)	221	23

See accompanying notes.			192

Schedule of Investments
LargeCap Growth Account I
December 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Commercial Services (continued)			Electrical Components & Equipment - 0.05%
Verisk Analytics Inc (a)	432	$47	AMETEK Inc	152	$10
Western Union Co/The	505	9	Emerson Electric Co	1,631	97
WEX Inc (a)	123	17	Energizer Holdings Inc	130	6
Worldpay Inc (a)	55	4	Hubbell Inc	112	11
		$15,158	Littelfuse Inc	61	11
Computers - 2.63%					$135
Accenture PLC - Class A	2,589	365	Electronics - 3.18%
Apple Inc	26,234	4,138	Allegion PLC	234	19
Cognizant Technology Solutions Corp	992	63	Amphenol Corp	46,551	3,772
Dell Technologies Inc (a)	56	3	Coherent Inc (a)	73	8
EPAM Systems Inc (a)	157	18	FLIR Systems Inc	116	5
Fortinet Inc (a)	403	29	Fortive Corp	71,467	4,835
Genpact Ltd	113,129	3,053	Gentex Corp	553	11
International Business Machines Corp	1,246	142	Honeywell International Inc	5,936	784
NCR Corp (a)	357	8	Mettler-Toledo International Inc (a)	65	37
NetApp Inc	708	42	National Instruments Corp	249	11
		$7,861	Sensata Technologies Holding PLC (a)	278	12
Consumer Products - 0.08%			Waters Corp (a)	185	35
Avery Dennison Corp	226	20			$9,529
Church & Dwight Co Inc	564	37	Entertainment - 0.01%
Clorox Co/The	295	46	International Game Technology PLC	122	2
Kimberly-Clark Corp	1,171	133	Lions Gate Entertainment Corp - A shares	195	3
Spectrum Brands Holdings Inc	89	4	Lions Gate Entertainment Corp - B shares	240	3
		$240	Six Flags Entertainment Corp	196	11
Cosmetics & Personal Care - 1.30%					$19
Colgate-Palmolive Co	297	18	Environmental Control - 0.40%
Estee Lauder Cos Inc/The	29,770	3,873	Republic Services Inc	84	6
		$3,891	Waste Connections Inc	14,610	1,085
Distribution & Wholesale - 0.05%			Waste Management Inc	1,325	118
Fastenal Co	781	41			$1,209
HD Supply Holdings Inc (a)	226	8	Food - 0.09%
KAR Auction Services Inc	373	18	Campbell Soup Co	342	11
LKQ Corp (a)	194	5	General Mills Inc	1,079	42
Pool Corp	110	16	Hershey Co/The	351	38
Watsco Inc	78	11	Kellogg Co	353	20
WW Grainger Inc	125	35	McCormick & Co Inc/MD	35	5
		$134	Post Holdings Inc (a)	114	10
Diversified Financial Services - 6.26%			Sprouts Farmers Market Inc (a)	387	9
Alliance Data Systems Corp	139	21	Sysco Corp	1,860	117
American Express Co	1,360	130	US Foods Holding Corp (a)	132	4
Ameriprise Financial Inc	71	7			$256
Capital One Financial Corp	275	21	Forest Products & Paper - 0.00%
Charles Schwab Corp/The	58,937	2,448	International Paper Co	130	5
CME Group Inc	77	15	Hand & Machine Tools - 0.00%
Credit Acceptance Corp (a)	29	11	Lincoln Electric Holdings Inc	183	14
Discover Financial Services	424	25	Healthcare - Products - 9.20%
E*TRADE Financial Corp	179	8	ABIOMED Inc (a)	110	36
Eaton Vance Corp	321	11	Align Technology Inc (a)	202	42
Evercore Inc - Class A	118	8	Baxter International Inc	113	7
Interactive Brokers Group Inc - A Shares	184	10	Becton Dickinson and Co	12,792	2,882
Intercontinental Exchange Inc	17,787	1,340	Bio-Techne Corp	98	14
Lazard Ltd	305	11	Boston Scientific Corp (a)	1,995	71
LPL Financial Holdings Inc	246	15	Bruker Corp	159	5
Mastercard Inc	3,054	576	Cantel Medical Corp	105	8
OneMain Holdings Inc (a)	78	2	Cooper Cos Inc/The	23	6
Raymond James Financial Inc	114	9	Danaher Corp	40,825	4,210
Santander Consumer USA Holdings Inc	148	3	Edwards Lifesciences Corp (a)	22,212	3,402
SEI Investments Co	356	16	Henry Schein Inc (a)	82	6
Synchrony Financial	728	17	Hill-Rom Holdings Inc	126	11
T Rowe Price Group Inc	571	53	ICU Medical Inc (a)	45	10
TD Ameritrade Holding Corp	21,305	1,043	IDEXX Laboratories Inc (a)	223	41
Virtu Financial Inc	166	4	Integra LifeSciences Holdings Corp (a)	172	8
Visa Inc	98,121	12,946	Intuitive Surgical Inc (a)	18,129	8,683
		$18,750	Masimo Corp (a)	127	14
Electric - 0.30%			Penumbra Inc (a)	81	10
Sempra Energy	8,309	899	ResMed Inc	369	42
			Stryker Corp	19,460	3,051
			Teleflex Inc	25	6

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
December 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Healthcare - Products (continued)			Internet (continued)
Thermo Fisher Scientific Inc	22,006	$4,925	Twitter Inc (a)	1,871	$54
Varian Medical Systems Inc (a)	242	27	Uber Technologies Inc - Class A (a),(b),(c),(d)	116	6
West Pharmaceutical Services Inc	57	6	VeriSign Inc (a)	288	43
		$27,523	Zendesk Inc (a)	287	17
Healthcare - Services - 4.05%			Zillow Group Inc - A Shares (a)	139	4
Anthem Inc	7,157	1,880			$58,713
Catalent Inc (a)	122	4	Iron & Steel - 0.00%
Centene Corp (a)	7,992	922	Steel Dynamics Inc	103	3
Charles River Laboratories International Inc (a)	97	11	Leisure Products & Services - 0.01%
Chemed Corp	44	12	Brunswick Corp/DE	68	3
DaVita Inc (a)	193	10	Polaris Industries Inc	164	13
Encompass Health Corp	274	17			$16
HCA Healthcare Inc	18,900	2,352	Lodging - 0.80%
Humana Inc	4,287	1,227	Choice Hotels International Inc	114	8
Laboratory Corp of America Holdings (a)	29	4	Extended Stay America Inc	421	7
Molina Healthcare Inc (a)	145	17	Hilton Grand Vacations Inc (a)	298	8
UnitedHealth Group Inc	19,639	4,892	Hilton Worldwide Holdings Inc	20,109	1,444
WellCare Health Plans Inc (a)	3,295	778	Las Vegas Sands Corp	15,814	823
		$12,126	Marriott International Inc/MD	541	59
Home Builders - 0.03%			Wyndham Destinations Inc	301	11
DR Horton Inc	574	20	Wyndham Hotels & Resorts Inc	276	12
Lennar Corp - A Shares	439	17	Wynn Resorts Ltd	267	26
Lennar Corp - B Shares	96	3			$2,398
NVR Inc (a)	9	22	Machinery - Construction & Mining - 0.75%
PulteGroup Inc	326	8	BWX Technologies Inc	55,425	2,119
Thor Industries Inc	136	7	Caterpillar Inc	1,005	128
Toll Brothers Inc	268	9			$2,247
		$86	Machinery - Diversified - 1.66%
Housewares - 0.01%			Cognex Corp	437	17
Scotts Miracle-Gro Co/The	58	4	Cummins Inc	154	21
Toro Co/The	306	17	Deere & Co	609	91
		$21	Gardner Denver Holdings Inc (a)	217	4
Insurance - 0.15%			Graco Inc	492	21
Alleghany Corp	7	4	IDEX Corp	206	26
American International Group Inc	462	18	Nordson Corp	159	19
Aon PLC	656	95	Rockwell Automation Inc	328	49
Arch Capital Group Ltd (a)	229	6	Roper Technologies Inc	17,570	4,682
Axis Capital Holdings Ltd	40	2	Wabtec Corp	104	7
Berkshire Hathaway Inc - Class B (a)	683	140	Xylem Inc/NY	280	19
Brown & Brown Inc	93	3			$4,956
Erie Indemnity Co	62	8	Media - 0.19%
Everest Re Group Ltd	44	10	AMC Networks Inc (a)	172	9
Markel Corp (a)	3	3	Cable One Inc	13	11
Marsh & McLennan Cos Inc	443	35	CBS Corp	897	39
Progressive Corp/The	1,683	102	Charter Communications Inc (a)	232	66
RenaissanceRe Holdings Ltd	15	2	FactSet Research Systems Inc	97	19
Travelers Cos Inc/The	245	29	Sirius XM Holdings Inc	3,617	21
Voya Financial Inc	70	3	Walt Disney Co/The	3,729	409
		$460			$574
Internet - 19.62%			Mining - 0.00%
Alibaba Group Holding Ltd ADR(a)	35,792	4,906	Royal Gold Inc	70	6
Alphabet Inc - A Shares (a)	7,264	7,590	Southern Copper Corp	228	7
Alphabet Inc - C Shares (a)	8,656	8,965			$13
Amazon.com Inc (a)	12,546	18,844	Miscellaneous Manufacturers - 0.13%
Booking Holdings Inc (a)	3,860	6,648	3M Co	897	171
CDW Corp/DE	416	34	Donaldson Co Inc	352	15
eBay Inc (a)	379	11	Hexcel Corp	90	5
Expedia Group Inc	317	36	Illinois Tool Works Inc	1,070	136
F5 Networks Inc (a)	177	29	Ingersoll-Rand PLC	686	63
Facebook Inc (a)	44,350	5,814	Parker-Hannifin Corp	76	11
GoDaddy Inc (a)	459	30			$401
GrubHub Inc (a)	241	18
IAC/InterActiveCorp (a)	3,699	677	Office & Business Equipment - 0.01%
Match Group Inc	234	10	Zebra Technologies Corp (a)	149	24
Netflix Inc (a)	6,355	1,701	Oil & Gas - 0.04%
Okta Inc (a)	241	15	Anadarko Petroleum Corp	544	24
RingCentral Inc (a)	195	16	Antero Resources Corp (a)	358	3
Tencent Holdings Ltd ADR	81,793	3,228	Apache Corp	68	2
Twilio Inc (a)	196	17	Cabot Oil & Gas Corp	815	18
See accompanying notes.			194

Schedule of Investments
LargeCap Growth Account I
December 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Oil & Gas (continued)			REITs (continued)
Cimarex Energy Co	34	$2	Simon Property Group Inc	861	$145
Concho Resources Inc (a)	52	5	Taubman Centers Inc	160	7
Continental Resources Inc/OK (a)	108	4			$5,397
Diamondback Energy Inc	70	7	Retail - 4.88%
EOG Resources Inc	224	20	Advance Auto Parts Inc	67	11
Kosmos Energy Ltd (a)	149	1	AutoZone Inc (a)	61	51
Newfield Exploration Co (a)	208	3	Best Buy Co Inc	189	10
Parsley Energy Inc (a)	465	7	Burlington Stores Inc (a)	180	29
Pioneer Natural Resources Co	269	35	CarMax Inc (a)	284	18
		$131	Chipotle Mexican Grill Inc (a)	62	27
Oil & Gas Services - 0.01%			Costco Wholesale Corp	20,018	4,077
Halliburton Co	1,644	44	Darden Restaurants Inc	177	18
RPC Inc	59	—	Dollar General Corp	16,746	1,810
		$44	Dollar Tree Inc (a)	124	11
Packaging & Containers - 0.02%			Domino's Pizza Inc	111	28
Berry Global Group Inc (a)	184	9	Dunkin' Brands Group Inc	225	14
Crown Holdings Inc (a)	333	14	Gap Inc/The	127	3
Graphic Packaging Holding Co	157	2	Home Depot Inc/The	5,320	914
Packaging Corp of America	241	20	L Brands Inc	176	5
Sealed Air Corp	238	8	Lowe's Cos Inc	1,539	142
Silgan Holdings Inc	82	2	Lululemon Athletica Inc (a)	255	31
		$55	McDonald's Corp	5,171	918
Pharmaceuticals - 5.58%			Michaels Cos Inc/The (a)	199	3
AbbVie Inc	3,860	356	MSC Industrial Direct Co Inc	87	7
Agios Pharmaceuticals Inc (a)	128	6	Nordstrom Inc	332	15
Alkermes PLC (a)	390	11	Nu Skin Enterprises Inc	86	5
AmerisourceBergen Corp	422	31	O'Reilly Automotive Inc (a)	149	51
Bristol-Myers Squibb Co	2,808	146	Restaurant Brands International Inc	16,745	876
Cigna Corp	21,404	4,065	Ross Stores Inc	19,646	1,635
CVS Health Corp	380	25	Starbucks Corp	2,476	159
DexCom Inc (a)	33,794	4,049	Tapestry Inc	204	7
Eli Lilly & Co	13,756	1,592	Tiffany & Co	63	5
Herbalife Nutrition Ltd (a)	96	6	TJX Cos Inc/The	80,867	3,618
Jazz Pharmaceuticals PLC (a)	147	18	Tractor Supply Co	331	28
Johnson & Johnson	911	118	Ulta Beauty Inc (a)	150	37
McKesson Corp	312	34	Urban Outfitters Inc (a)	243	8
Merck & Co Inc	335	26	Wendy's Co/The	542	8
Nektar Therapeutics (a)	437	14	Williams-Sonoma Inc	93	5
Neurocrine Biosciences Inc (a)	226	16	Yum China Holdings Inc	118	4
PRA Health Sciences Inc (a)	160	15	Yum! Brands Inc	174	16
Premier Inc (a)	94	4			$14,604
Sarepta Therapeutics Inc (a)	159	17	Semiconductors - 1.63%
TESARO Inc (a)	100	7	Advanced Micro Devices Inc (a)	2,359	44
Zoetis Inc	71,888	6,149	Analog Devices Inc	110	9
		$16,705	Applied Materials Inc	4,539	149
Pipelines - 0.02%			ASML Holding NV - NY Reg Shares	3,485	542
Cheniere Energy Inc (a)	406	24	Broadcom Inc	486	124
ONEOK Inc	522	28	Cypress Semiconductor Corp	882	11
		$52	IPG Photonics Corp (a)	99	11
Real Estate - 0.01%			KLA-Tencor Corp	442	40
CBRE Group Inc (a)	385	16	Lam Research Corp	429	58
Howard Hughes Corp/The (a)	43	4	Marvell Technology Group Ltd	510	8
		$20	Maxim Integrated Products Inc	14,660	745
			Microchip Technology Inc	596	43
REITs - 1.80%			Micron Technology Inc (a)	4,071	129
Alexandria Real Estate Equities Inc	25	3	MKS Instruments Inc	193	12
American Tower Corp	827	131	NVIDIA Corp	1,096	146
CoreSite Realty Corp	99	9	NXP Semiconductors NV	34,358	2,518
Crown Castle International Corp	937	102	ON Semiconductor Corp (a)	1,291	21
Equinix Inc	149	52	Skyworks Solutions Inc	370	25
Equity LifeStyle Properties Inc	215	21	Teradyne Inc	181	6
Extra Space Storage Inc	268	24	Texas Instruments Inc	1,847	175
Gaming and Leisure Properties Inc	198	6	Xilinx Inc	677	58
Hudson Pacific Properties Inc	54	1			$4,874
Lamar Advertising Co	191	13
Life Storage Inc	8	1	Shipbuilding - 0.01%
Omega Healthcare Investors Inc	50	2	Huntington Ingalls Industries Inc	103	20
Public Storage	495	100
SBA Communications Corp (a)	29,524	4,780

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
December 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		INVESTMENT COMPANIES - 2.13%	Shares Held Value (000's)
Software - 17.27%			Money Market Funds - 2.01%
Activision Blizzard Inc	14,108	$657	Principal Government Money Market Fund	6,022,190	$6,022
Adobe Inc (a)	17,613	3,984	2.11%(e),(f)
Akamai Technologies Inc (a)	435	27	Principal Exchange-Traded Funds - 0.12%
ANSYS Inc (a)	228	33	Principal Millennials Index ETF (e)	4,789	150
Aspen Technology Inc (a)	211	17	Principal Price Setters Index ETF (e)	1,616	50
athenahealth Inc (a)	113	15	Principal Sustainable Momentum Index ETF (e)	749	18
Atlassian Corp PLC (a)	258	23	Principal U.S. Mega-Cap Multi-Factor Index	5,280	132
Autodesk Inc (a)	28,107	3,614	ETF (e)
Black Knight Inc (a)	424	19			$350
Broadridge Financial Solutions Inc	333	32	TOTAL INVESTMENT COMPANIES		$6,372
Cadence Design Systems Inc (a)	780	34	CONVERTIBLE PREFERRED STOCKS
CDK Global Inc	391	19	- 0.33%	Shares Held Value (000's)
Cerner Corp (a)	384	20	Internet - 0.33%
Citrix Systems Inc	382	39	Airbnb Inc - Series D 0.00% (a),(b),(c),(d)	3,936	$418
Dun & Bradstreet Corp/The	63	9	Airbnb Inc - Series E 0.00% (a),(b),(c),(d)	1,119	119
Electronic Arts Inc (a)	48,874	3,857	Uber Technologies Inc - Series A 0.00% (a),(b),(c),(d)	16	1
Fair Isaac Corp (a)	91	17	Uber Technologies Inc - Series B 0.00% (a),(b),(c),(d)	44	2
Fidelity National Information Services Inc	4,597	472	Uber Technologies Inc - Series C-1 0.00%	12	1
First Data Corp (a)	1,576	27	(a),(b),(c),(d)
Fiserv Inc (a)	762	56	Uber Technologies Inc - Series C-2 0.00%	9	—
Intuit Inc	39,711	7,816	(a),(b),(c),(d)
Jack Henry & Associates Inc	223	28	Uber Technologies Inc - Series C-3 0.00%	1	—
Manhattan Associates Inc (a)	232	10	(a),(b),(c),(d)
Microsoft Corp	145,487	14,778	Uber Technologies Inc - Series D 0.00% (a),(b),(c),(d)	10	1
MSCI Inc	223	33	Uber Technologies Inc - Series E 0.00% (a),(b),(c),(d)	5,745	280
Oracle Corp	511	23	Uber Technologies Inc - Series G 0.00% (a),(b),(c),(d)	3,311	161
Paychex Inc	864	56	Uber Technologies Inc - Series G-1 0.00%	25	1
Paycom Software Inc (a)	141	17	(a),(b),(c),(d)
PTC Inc (a)	323	27	Uber Technologies Inc - Series Seed 0.00%	42	2
RealPage Inc (a)	214	10	(a),(b),(c),(d)
Red Hat Inc (a)	17,469	3,068			$986
salesforce.com Inc (a)	50,764	6,953	TOTAL CONVERTIBLE PREFERRED STOCKS		$986
ServiceNow Inc (a)	6,482	1,155	PREFERRED STOCKS - 0.07%	Shares Held Value (000's)
Splunk Inc (a)	11,244	1,179	Software - 0.07%
SS&C Technologies Holdings Inc	539	24	Magic Leap Inc - Series C 0.00% (a),(b),(c),(d)	5,653	153
Synopsys Inc (a)	73	6	Magic Leap Inc - Series D 0.00% (a),(c),(d)	1,903	51
Take-Two Interactive Software Inc (a)	186	19			$204
Teradata Corp (a)	275	11	TOTAL PREFERRED STOCKS		$204
Tyler Technologies Inc (a)	108	20	Total Investments		$298,713
Ultimate Software Group Inc/The (a)	84	21	Other Assets and Liabilities - 0.20%		585
Veeva Systems Inc (a)	314	28	TOTAL NET ASSETS - 100.00%		$299,298
VMware Inc	15,907	2,181
Workday Inc (a)	7,814	1,248
		$51,682	(a) Non-income producing security
Telecommunications - 0.04%			(b)	The value of these investments was determined using significant unobservable
Arista Networks Inc (a)	150	32	inputs.
LogMeIn Inc	122	10	(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more
Motorola Solutions Inc	62	7	information.
T-Mobile US Inc (a)	559	35	(d)	Fair value of these investments is determined in good faith by the Manager
Ubiquiti Networks Inc	77	8	under procedures established and periodically reviewed by the Board of
Zayo Group Holdings Inc (a)	543	12	Directors. Certain inputs used in the valuation may be unobservable; however,
		$104	each security is evaluated individually for purposes of ASC 820 which results
Transportation - 0.44%			in not all securities being identified as Level 3 of the fair value hierarchy. At
CH Robinson Worldwide Inc	382	32	the end of the period, the fair value of these securities totaled $1,196 or 0.40%
CSX Corp	1,473	92	of net assets.
Expeditors International of Washington Inc	474	32	(e)	Affiliated Security. Security is either an affiliate (and registered under the
FedEx Corp	465	75	Investment Company Act of 1940) or an affiliate as defined by the Investment
Genesee & Wyoming Inc (a)	68	5	Company Act of 1940 (controls 5.0% or more of the outstanding voting
JB Hunt Transport Services Inc	242	23	shares of the security). Please see affiliated sub-schedule for transactional
Kansas City Southern	6,573	627	information.
Landstar System Inc	132	13	(f) Current yield shown is as of period end.
Old Dominion Freight Line Inc	189	23
Schneider National Inc	110	2
Union Pacific Corp	1,968	272
United Parcel Service Inc	1,301	127
		$1,323
Water - 0.21%
American Water Works Co Inc	7,030	638
TOTAL COMMON STOCKS		$291,151

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
December 31, 2018

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	27.58%
Technology	21.61%
Communications	20.19%
Industrial	10.07%
Financial	8.57%
Consumer, Cyclical	7.47%
Investment Companies	2.01%
Basic Materials	1.60%
Utilities	0.51%
Domestic Equity Funds	0.12%
Energy	0.07%
Other Assets and Liabilities	0.20%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017		Purchases	Sales	December 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.11%		$7803	$85,094	$86,875		$6,022
Principal Millennials Index ETF		—	163	—		150
Principal Price Setters Index ETF		—	54	—		50
Principal Sustainable Momentum Index ETF		—	20	1		18
Principal U.S. Mega-Cap Multi-Factor Index ETF		—	143	—		132
		$7,803	$85,474	$86,876		$6,372

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.11%	$121 $		— $		— $	—
Principal Millennials Index ETF	—		—		—	(13)
Principal Price Setters Index ETF	—		—		—	(4)
Principal Sustainable Momentum Index ETF	—		—		—	(1)
Principal U.S. Mega-Cap Multi-Factor Index ETF	1		—		—	(11)
	$122 $		— $		— $	(29)
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date			Cost	Value	Percent of Net Assets
Airbnb Inc - Series D - 0.00%	04/16/2014			$160	$418	0.14%
Airbnb Inc - Series E - 0.00%	07/14/2015			104	119	0.04%
Magic Leap Inc - Series C - 0.00%	01/20/2016			130	153	0.05%
Magic Leap Inc - Series D - 0.00%	10/12/2017			51	51	0.02%
Uber Technologies Inc - Class A	01/16/2018			4	6	0.00%
Uber Technologies Inc - Series A - 0.00%	01/16/2018			1	1	0.00%
Uber Technologies Inc - Series B - 0.00%	01/16/2018			2	2	0.00%
Uber Technologies Inc - Series C-1 - 0.00%	01/16/2018			—	1	0.00%
Uber Technologies Inc - Series C-2 - 0.00%	01/16/2018			—	—	0.00%
Uber Technologies Inc - Series C-3 - 0.00%	01/16/2018			—	—	0.00%
Uber Technologies Inc - Series D - 0.00%	01/16/2018			—	1	0.00%
Uber Technologies Inc - Series E - 0.00%	12/05/2014-1/16/2018			192	280	0.09%
Uber Technologies Inc - Series G - 0.00%	12/03/2015			162	161	0.05%
Uber Technologies Inc - Series G-1 - 0.00%	01/16/2018			1	1	0.00%
Uber Technologies Inc - Series Seed - 0.00%	01/16/2018			1	2	0.00%
Total					$1,196	0.39%
Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2019	Long	9		$1,127		$(2)
Total				$		(2)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2018

COMMON STOCKS - 97.66%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.11%			Banks (continued)
Interpublic Group of Cos Inc/The	42,550	$878	US Bancorp	168,180	$7,686
Omnicom Group Inc	24,810	1,817	Wells Fargo & Co	469,017	21,612
		$2,695	Zions Bancorp NA	21,278	867
Aerospace & Defense - 2.34%					$152,850
Arconic Inc	47,613	803	Beverages - 1.87%
Boeing Co/The	58,469	18,856	Brown-Forman Corp - B Shares	18,412	876
General Dynamics Corp	30,817	4,845	Coca-Cola Co/The	424,106	20,081
Harris Corp	13,025	1,754	Constellation Brands Inc	18,394	2,958
L3 Technologies Inc	8,712	1,513	Molson Coors Brewing Co	20,736	1,165
Lockheed Martin Corp	27,393	7,172	Monster Beverage Corp (a)	44,077	2,169
Northrop Grumman Corp	19,220	4,707	PepsiCo Inc	156,271	17,265
Raytheon Co	31,503	4,831			$44,514
TransDigm Group Inc (a)	5,371	1,826	Biotechnology - 2.13%
United Technologies Corp	89,847	9,567	Alexion Pharmaceuticals Inc (a)	24,698	2,405
		$55,874	Amgen Inc	70,546	13,733
Agriculture - 1.02%			Biogen Inc (a)	22,305	6,712
Altria Group Inc	208,024	10,274	Celgene Corp (a)	77,414	4,962
Archer-Daniels-Midland Co	62,067	2,543	Gilead Sciences Inc	143,213	8,958
Philip Morris International Inc	172,098	11,489	Illumina Inc (a)	16,272	4,880
		$24,306	Incyte Corp (a)	19,553	1,243
Airlines - 0.44%			Regeneron Pharmaceuticals Inc (a)	8,592	3,209
Alaska Air Group Inc	13,649	830	Vertex Pharmaceuticals Inc (a)	28,290	4,688
American Airlines Group Inc	45,381	1,457			$50,790
Delta Air Lines Inc	69,073	3,447	Building Materials - 0.30%
Southwest Airlines Co	56,028	2,604	Fortune Brands Home & Security Inc	15,656	595
United Continental Holdings Inc (a)	25,338	2,122	Johnson Controls International plc	102,300	3,033
		$10,460	Martin Marietta Materials Inc	6,943	1,194
Apparel - 0.68%			Masco Corp	33,823	989
Hanesbrands Inc	39,936	500	Vulcan Materials Co	14,618	1,444
Michael Kors Holdings Ltd (a)	16,632	631			$7,255
NIKE Inc	140,939	10,449	Chemicals - 1.86%
PVH Corp	8,386	780	Air Products & Chemicals Inc	24,303	3,890
Ralph Lauren Corp	6,041	625	Albemarle Corp	11,759	906
Under Armour Inc - Class A (a)	20,771	367	Celanese Corp	14,808	1,332
Under Armour Inc - Class C (a)	21,294	344	CF Industries Holdings Inc	25,552	1,112
VF Corp	36,022	2,570	DowDuPont Inc	253,991	13,583
		$16,266	Eastman Chemical Co	15,505	1,134
Automobile Manufacturers - 0.44%			FMC Corp	14,907	1,103
Ford Motor Co	432,541	3,309	International Flavors & Fragrances Inc	11,212	1,505
General Motors Co	145,315	4,861	Linde PLC	61,004	9,519
PACCAR Inc	38,685	2,210	LyondellBasell Industries NV	34,831	2,897
		$10,380	Mosaic Co/The	39,261	1,147
Automobile Parts & Equipment - 0.13%			PPG Industries Inc	26,558	2,715
Aptiv PLC	29,169	1,796	Sherwin-Williams Co/The	9,120	3,588
BorgWarner Inc	23,057	801			$44,431
Goodyear Tire & Rubber Co/The	25,797	526	Commercial Services - 1.97%
		$3,123	Automatic Data Processing Inc	48,460	6,354
Banks - 6.41%			Cintas Corp	9,584	1,610
Bank of America Corp	1,010,452	24,898	Ecolab Inc	28,141	4,147
Bank of New York Mellon Corp/The	100,710	4,740	Equifax Inc	13,349	1,243
BB&T Corp	85,314	3,696	FleetCor Technologies Inc (a)	9,816	1,823
Citigroup Inc	270,364	14,075	Gartner Inc (a)	10,062	1,286
Citizens Financial Group Inc	51,804	1,540	Global Payments Inc	17,516	1,807
Comerica Inc	17,903	1,230	H&R Block Inc	22,753	577
Fifth Third Bancorp	72,583	1,708	IHS Markit Ltd (a)	39,709	1,905
First Republic Bank/CA	18,118	1,574	Moody's Corp	18,452	2,584
Goldman Sachs Group Inc/The	38,298	6,398	Nielsen Holdings PLC	39,298	917
Huntington Bancshares Inc/OH	117,522	1,401	PayPal Holdings Inc (a)	130,453	10,970
JPMorgan Chase & Co	368,150	35,939	Quanta Services Inc	16,168	487
KeyCorp	114,532	1,693	Robert Half International Inc	13,450	769
M&T Bank Corp	15,539	2,224	Rollins Inc	16,305	589
Morgan Stanley	144,731	5,739	S&P Global Inc	27,775	4,720
Northern Trust Corp	24,511	2,049	Total System Services Inc	18,580	1,510
PNC Financial Services Group Inc/The	51,085	5,972	United Rentals Inc (a)	8,980	921
Regions Financial Corp	114,461	1,531	Verisk Analytics Inc (a)	18,224	1,987
State Street Corp	42,017	2,650	Western Union Co/The	49,023	836
SunTrust Banks Inc	49,740	2,509			$47,042
SVB Financial Group (a)	5,893	1,119

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Computers - 4.89%			Electric (continued)
Accenture PLC - Class A	70,569	$9,951	FirstEnergy Corp	53,788	$2,020
Apple Inc	499,084	78,726	NextEra Energy Inc	52,911	9,197
Cognizant Technology Solutions Corp	64,102	4,069	NRG Energy Inc	32,099	1,271
DXC Technology Co	31,010	1,649	PG&E Corp (a)	57,421	1,364
Fortinet Inc (a)	16,032	1,129	Pinnacle West Capital Corp	12,408	1,057
Hewlett Packard Enterprise Co	157,539	2,081	PPL Corp	79,731	2,259
HP Inc	175,184	3,584	Public Service Enterprise Group Inc	55,957	2,913
International Business Machines Corp	100,610	11,436	Sempra Energy	30,296	3,278
NetApp Inc	27,887	1,664	Southern Co/The	113,905	5,003
Seagate Technology PLC	28,833	1,113	WEC Energy Group Inc	34,931	2,419
Western Digital Corp	32,043	1,185	Xcel Energy Inc	56,906	2,804
		$116,587			$74,867
Consumer Products - 0.39%			Electrical Components & Equipment - 0.25%
Avery Dennison Corp	9,602	862	AMETEK Inc	25,696	1,739
Church & Dwight Co Inc	27,260	1,793	Emerson Electric Co	69,320	4,142
Clorox Co/The	14,130	2,178			$5,881
Kimberly-Clark Corp	38,338	4,368	Electronics - 1.32%
		$9,201	Agilent Technologies Inc	35,289	2,381
Cosmetics & Personal Care - 1.45%			Allegion PLC	10,522	839
Colgate-Palmolive Co	96,019	5,715	Amphenol Corp	33,359	2,703
Coty Inc	49,891	327	Corning Inc	88,612	2,677
Estee Lauder Cos Inc/The	24,346	3,168	FLIR Systems Inc	15,315	667
Procter & Gamble Co/The (b)	275,818	25,353	Fortive Corp	32,537	2,201
		$34,563	Garmin Ltd	13,378	847
Distribution & Wholesale - 0.21%			Honeywell International Inc	81,954	10,828
Copart Inc (a)	22,798	1,089	Keysight Technologies Inc (a)	20,749	1,288
Fastenal Co	31,779	1,662	Mettler-Toledo International Inc (a)	2,773	1,568
LKQ Corp (a)	35,227	836	PerkinElmer Inc	12,315	967
WW Grainger Inc	5,049	1,426	TE Connectivity Ltd	37,978	2,872
		$5,013	Waters Corp (a)	8,386	1,582
Diversified Financial Services - 3.99%					$31,420
Affiliated Managers Group Inc	5,832	568	Engineering & Construction - 0.05%
Alliance Data Systems Corp	5,187	779	Fluor Corp	15,572	501
American Express Co	77,552	7,392	Jacobs Engineering Group Inc	13,236	774
Ameriprise Financial Inc	15,429	1,610			$1,275
BlackRock Inc	13,445	5,282	Environmental Control - 0.26%
Capital One Financial Corp	52,439	3,964	Pentair PLC	17,683	668
Cboe Global Markets Inc	12,421	1,215	Republic Services Inc	24,074	1,736
Charles Schwab Corp/The	133,060	5,526	Waste Management Inc	43,424	3,864
CME Group Inc	39,607	7,451			$6,268
Discover Financial Services	37,195	2,194	Food - 1.26%
E*TRADE Financial Corp	28,148	1,235	Campbell Soup Co	21,329	704
Franklin Resources Inc	32,947	977	Conagra Brands Inc	53,760	1,148
Intercontinental Exchange Inc	63,059	4,750	General Mills Inc	66,007	2,570
Invesco Ltd	45,538	762	Hershey Co/The	15,525	1,664
Jefferies Financial Group Inc	31,119	540	Hormel Foods Corp	30,183	1,288
Mastercard Inc	100,591	18,977	JM Smucker Co/The	12,594	1,177
Nasdaq Inc	12,706	1,037	Kellogg Co	28,045	1,599
Raymond James Financial Inc	14,278	1,062	Kraft Heinz Co/The	68,850	2,963
Synchrony Financial	73,205	1,717	Kroger Co/The	88,344	2,430
T Rowe Price Group Inc	26,644	2,460	Lamb Weston Holdings Inc	16,212	1,193
Visa Inc	194,541	25,668	McCormick & Co Inc/MD	13,480	1,877
		$95,166	Mondelez International Inc	160,952	6,443
Electric - 3.14%			Sysco Corp	52,940	3,317
AES Corp/VA	73,321	1,060	Tyson Foods Inc	32,670	1,745
Alliant Energy Corp	26,119	1,103			$30,118
Ameren Corp	27,045	1,764	Forest Products & Paper - 0.08%
American Electric Power Co Inc	54,590	4,080	International Paper Co	44,842	1,810
CenterPoint Energy Inc	55,485	1,566	Gas - 0.04%
CMS Energy Corp	31,366	1,557	NiSource Inc	40,218	1,020
Consolidated Edison Inc	34,481	2,636	Hand & Machine Tools - 0.12%
Dominion Energy Inc	83,181	5,944	Snap-on Inc	6,165	895
DTE Energy Co	20,140	2,221	Stanley Black & Decker Inc	16,726	2,003
Duke Energy Corp	78,920	6,811			$2,898
Edison International	36,070	2,048
Entergy Corp	20,053	1,726	Healthcare - Products - 3.80%
Evergy Inc	29,168	1,656	Abbott Laboratories	194,439	14,064
Eversource Energy	35,081	2,282	ABIOMED Inc (a)	4,985	1,620
Exelon Corp	107,055	4,828	Align Technology Inc (a)	8,056	1,687

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account December 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Healthcare - Products (continued)			Internet - 8.64%
Baxter International Inc	54,787	$3,606	Alphabet Inc - A Shares (a)	33,098	$34,586
Becton Dickinson and Co	29,696	6,691	Alphabet Inc - C Shares (a)	34,060	35,273
Boston Scientific Corp (a)	153,196	5,414	Amazon.com Inc (a)	45,471	68,296
Cooper Cos Inc/The	5,439	1,384	Booking Holdings Inc (a)	5,130	8,836
Danaher Corp	68,283	7,041	eBay Inc (a)	100,199	2,813
DENTSPLY SIRONA Inc	24,637	917	Expedia Group Inc	13,115	1,477
Edwards Lifesciences Corp (a)	23,142	3,545	F5 Networks Inc (a)	6,710	1,087
Henry Schein Inc (a)	16,874	1,325	Facebook Inc (a)	265,970	34,866
Hologic Inc (a)	29,826	1,226	Netflix Inc (a)	48,276	12,922
IDEXX Laboratories Inc (a)	9,546	1,776	Symantec Corp	70,729	1,336
Intuitive Surgical Inc (a)	12,641	6,054	TripAdvisor Inc (a)	11,335	611
Medtronic PLC	148,685	13,524	Twitter Inc (a)	80,062	2,301
ResMed Inc	15,776	1,797	VeriSign Inc (a)	11,778	1,747
Stryker Corp	34,382	5,389			$206,151
Thermo Fisher Scientific Inc	44,567	9,974	Iron & Steel - 0.08%
Varian Medical Systems Inc (a)	10,088	1,143	Nucor Corp	34,756	1,801
Zimmer Biomet Holdings Inc	22,581	2,342	Leisure Products & Services - 0.24%
		$90,519	Carnival Corp	44,330	2,186
Healthcare - Services - 2.20%			Harley-Davidson Inc	18,028	615
Anthem Inc	28,633	7,520	Norwegian Cruise Line Holdings Ltd (a)	24,352	1,032
Centene Corp (a)	22,734	2,621	Royal Caribbean Cruises Ltd	18,972	1,855
DaVita Inc (a)	13,966	719			$5,688
HCA Healthcare Inc	29,720	3,699	Lodging - 0.34%
Humana Inc	15,187	4,351	Hilton Worldwide Holdings Inc	32,833	2,357
IQVIA Holdings Inc (a)	17,543	2,038	Marriott International Inc/MD	31,347	3,403
Laboratory Corp of America Holdings (a)	11,173	1,412	MGM Resorts International	55,448	1,345
Quest Diagnostics Inc	15,064	1,254	Wynn Resorts Ltd	10,834	1,072
UnitedHealth Group Inc	106,503	26,532			$8,177
Universal Health Services Inc	9,440	1,100	Machinery - Construction & Mining - 0.35%
WellCare Health Plans Inc (a)	5,533	1,306	Caterpillar Inc	65,331	8,302
		$52,552
			Machinery - Diversified - 0.65%
Home Builders - 0.14%			Cummins Inc	16,354	2,186
DR Horton Inc	37,907	1,314	Deere & Co	35,610	5,312
Lennar Corp - A Shares	32,386	1,268	Dover Corp	16,201	1,149
PulteGroup Inc	28,607	743	Flowserve Corp	14,486	551
		$3,325	Rockwell Automation Inc	13,361	2,011
Home Furnishings - 0.05%			Roper Technologies Inc	11,448	3,051
Leggett & Platt Inc	14,437	517	Xylem Inc/NY	19,896	1,327
Whirlpool Corp	7,065	755			$15,587
		$1,272	Media - 2.27%
Housewares - 0.04%			CBS Corp	37,276	1,630
Newell Brands Inc	47,546	884	Charter Communications Inc (a)	19,514	5,561
Insurance - 4.17%			Comcast Corp - Class A	502,621	17,114
Aflac Inc	84,281	3,840	Discovery Inc - A Shares (a)	17,353	429
Allstate Corp/The	38,133	3,151	Discovery Inc - C Shares (a)	39,882	920
American International Group Inc	97,937	3,860	DISH Network Corp (a)	25,378	634
Aon PLC	26,664	3,876	News Corp - A Shares	42,646	484
Arthur J Gallagher & Co	20,331	1,498	News Corp - B Shares	13,703	158
Assurant Inc	5,771	516	Twenty-First Century Fox Inc - A Shares	117,015	5,631
Berkshire Hathaway Inc - Class B (a)	215,368	43,974	Twenty-First Century Fox Inc - B Shares	53,925	2,576
Brighthouse Financial Inc (a)	13,132	400	Viacom Inc - B Shares	39,128	1,006
Chubb Ltd	51,016	6,590	Walt Disney Co/The	164,806	18,071
Cincinnati Financial Corp	16,755	1,297			$54,214
Everest Re Group Ltd	4,500	980	Mining - 0.16%
Hartford Financial Services Group Inc/The	39,714	1,765	Freeport-McMoRan Inc	160,419	1,654
Lincoln National Corp	23,649	1,213	Newmont Mining Corp	58,969	2,043
Loews Corp	30,610	1,393			$3,697
Marsh & McLennan Cos Inc	55,764	4,447	Miscellaneous Manufacturers - 1.41%
MetLife Inc	109,251	4,486	3M Co	64,464	12,283
Principal Financial Group Inc	29,142	1,287	AO Smith Corp	15,929	680
Progressive Corp/The	64,553	3,895	Eaton Corp PLC	47,980	3,294
Prudential Financial Inc	45,723	3,729	General Electric Co	962,949	7,290
Torchmark Corp	11,362	847	Illinois Tool Works Inc	33,796	4,282
Travelers Cos Inc/The	29,326	3,512	Ingersoll-Rand PLC	27,196	2,481
Unum Group	24,216	712	Parker-Hannifin Corp	14,650	2,185
Willis Towers Watson PLC	14,387	2,185	Textron Inc	26,899	1,237
		$99,453			$33,732

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Office & Business Equipment - 0.02%			REITs (continued)
Xerox Corp	22,952	$454	Boston Properties Inc	17,097	$1,924
Oil & Gas - 4.35%			Crown Castle International Corp	45,926	4,989
Anadarko Petroleum Corp	55,829	2,447	Digital Realty Trust Inc	22,836	2,433
Apache Corp	42,019	1,103	Duke Realty Corp	39,668	1,027
Cabot Oil & Gas Corp	47,737	1,067	Equinix Inc	8,898	3,137
Chevron Corp	211,537	23,013	Equity Residential	40,789	2,693
Cimarex Energy Co	10,585	652	Essex Property Trust Inc	7,313	1,793
Concho Resources Inc (a)	22,169	2,279	Extra Space Storage Inc	14,005	1,267
ConocoPhillips	127,453	7,947	Federal Realty Investment Trust	8,177	965
Devon Energy Corp	51,835	1,168	HCP Inc	52,861	1,476
Diamondback Energy Inc	17,075	1,583	Host Hotels & Resorts Inc	82,151	1,370
EOG Resources Inc	64,198	5,599	Iron Mountain Inc	31,686	1,027
Exxon Mobil Corp	468,715	31,962	Kimco Realty Corp	46,650	683
Helmerich & Payne Inc	12,070	579	Macerich Co/The	11,711	507
Hess Corp	27,551	1,116	Mid-America Apartment Communities Inc	12,602	1,206
HollyFrontier Corp	17,649	902	Prologis Inc	69,694	4,092
Marathon Oil Corp	92,031	1,320	Public Storage	16,600	3,360
Marathon Petroleum Corp	76,482	4,513	Realty Income Corp	32,671	2,060
Newfield Exploration Co (a)	22,181	325	Regency Centers Corp	18,758	1,101
Noble Energy Inc	53,118	996	SBA Communications Corp (a)	12,546	2,031
Occidental Petroleum Corp	83,588	5,131	Simon Property Group Inc	34,240	5,752
Phillips 66	46,967	4,046	SL Green Realty Corp	9,442	747
Pioneer Natural Resources Co	18,871	2,482	UDR Inc	30,503	1,209
Valero Energy Corp	46,975	3,522	Ventas Inc	39,463	2,312
		$103,752	Vornado Realty Trust	19,170	1,189
Oil & Gas Services - 0.48%			Welltower Inc	41,587	2,887
Baker Hughes a GE Co	56,836	1,222	Weyerhaeuser Co	82,944	1,813
Halliburton Co	96,985	2,578			$67,555
National Oilwell Varco Inc	42,442	1,091	Retail - 5.42%
Schlumberger Ltd	153,307	5,531	Advance Auto Parts Inc	8,070	1,271
TechnipFMC PLC	47,104	922	AutoZone Inc (a)	2,792	2,341
		$11,344	Best Buy Co Inc	25,920	1,373
Packaging & Containers - 0.18%			CarMax Inc (a)	19,333	1,213
Ball Corp	37,553	1,727	Chipotle Mexican Grill Inc (a)	2,705	1,168
Packaging Corp of America	10,460	873	Costco Wholesale Corp	48,511	9,882
Sealed Air Corp	17,374	605	Darden Restaurants Inc	13,739	1,372
Westrock Co	28,071	1,060	Dollar General Corp	29,105	3,146
		$4,265	Dollar Tree Inc (a)	26,345	2,379
Pharmaceuticals - 6.69%			Foot Locker Inc	12,722	677
AbbVie Inc	166,530	15,352	Gap Inc/The	23,649	609
Allergan PLC	35,100	4,691	Genuine Parts Co	16,246	1,560
AmerisourceBergen Corp	17,364	1,292	Home Depot Inc/The	125,048	21,486
Bristol-Myers Squibb Co	180,696	9,393	Kohl's Corp	18,283	1,213
Cardinal Health Inc	32,985	1,471	L Brands Inc	25,280	649
Cigna Corp	41,898	7,957	Lowe's Cos Inc	88,895	8,210
CVS Health Corp	143,167	9,380	Macy's Inc	34,038	1,014
Eli Lilly & Co	104,376	12,078	McDonald's Corp	85,346	15,155
Johnson & Johnson	296,915	38,317	Nordstrom Inc	12,598	587
McKesson Corp	21,631	2,390	O'Reilly Automotive Inc (a)	8,868	3,053
Merck & Co Inc	287,883	21,997	Ross Stores Inc	41,336	3,439
Mylan NV (a)	57,084	1,564	Starbucks Corp	137,343	8,845
Nektar Therapeutics (a)	19,162	630	Tapestry Inc	32,081	1,083
Perrigo Co PLC	13,838	536	Target Corp	57,772	3,818
Pfizer Inc	639,944	27,934	Tiffany & Co	12,010	967
Zoetis Inc	53,188	4,550	TJX Cos Inc/The	137,005	6,129
		$159,532	Tractor Supply Co	13,514	1,128
			Ulta Beauty Inc (a)	6,239	1,527
Pipelines - 0.36%			Walgreens Boots Alliance Inc	89,003	6,081
Kinder Morgan Inc/DE	210,126	3,232	Walmart Inc	157,602	14,681
ONEOK Inc	45,541	2,457	Yum! Brands Inc	34,575	3,178
Williams Cos Inc/The	134,015	2,955			$129,234
		$8,644	Savings & Loans - 0.03%
Real Estate - 0.06%			People's United Financial Inc	41,786	603
CBRE Group Inc (a)	35,096	1,405	Semiconductors - 3.65%
REITs - 2.83%			Advanced Micro Devices Inc (a)	97,366	1,797
Alexandria Real Estate Equities Inc	11,904	1,372	Analog Devices Inc	40,978	3,517
American Tower Corp	48,764	7,714	Applied Materials Inc	108,824	3,563
Apartment Investment & Management Co	17,233	756	Broadcom Inc	45,771	11,639
AvalonBay Communities Inc	15,301	2,663	Intel Corp	505,270	23,712

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		INVESTMENT COMPANIES - 2.53%	Shares Held Value (000's)
Semiconductors (continued)			Exchange-Traded Funds - 0.16%
IPG Photonics Corp (a)	3,963	$449	iShares Core S&P 500 ETF	15,016	$3,779
KLA-Tencor Corp	16,948	1,517	Money Market Funds - 2.37%
Lam Research Corp	17,181	2,340	Principal Government Money Market Fund	56,593,302	56,593
Maxim Integrated Products Inc	30,672	1,560	2.11%(c),(d)
Microchip Technology Inc	26,183	1,883	TOTAL INVESTMENT COMPANIES		$60,372
Micron Technology Inc (a)	124,005	3,935	Total Investments	$2,389,725
NVIDIA Corp	67,530	9,015	Other Assets and Liabilities - (0.19)%		(4,556)
Qorvo Inc (a)	13,829	840	TOTAL NET ASSETS - 100.00%		$2,385,169
QUALCOMM Inc	134,195	7,637
Skyworks Solutions Inc	19,656	1,317
Texas Instruments Inc	106,341	10,049	(a) Non-income producing security
Xilinx Inc	28,013	2,386	(b)	Security or a portion of the security was pledged to cover margin requirements
		$87,156	for futures contracts. At the end of the period, the value of these securities
Shipbuilding - 0.04%			totaled $4,495 or 0.19% of net assets.
Huntington Ingalls Industries Inc	4,756	905	(c)	Affiliated Security. Security is either an affiliate (and registered under the
			Investment Company Act of 1940) or an affiliate as defined by the Investment
Software - 6.92%			Company Act of 1940 (controls 5.0% or more of the outstanding voting
Activision Blizzard Inc	84,475	3,934	shares of the security). Please see affiliated sub-schedule for transactional
Adobe Inc (a)	54,038	12,226	information.
Akamai Technologies Inc (a)	18,032	1,101	(d) Current yield shown is as of period end.
ANSYS Inc (a)	9,252	1,322
Autodesk Inc (a)	24,245	3,118
Broadridge Financial Solutions Inc	12,924	1,244	Portfolio Summary (unaudited)
Cadence Design Systems Inc (a)	31,236	1,358	Sector		Percent
Cerner Corp (a)	36,477	1,913	Consumer, Non-cyclical		22.78%
Citrix Systems Inc	14,175	1,452	Financial		17.49%
Electronic Arts Inc (a)	33,450	2,639	Technology		15.48%
Fidelity National Information Services Inc	36,255	3,718	Communications		14.21%
Fiserv Inc (a)	44,115	3,242	Industrial		8.85%
Intuit Inc	28,731	5,656	Consumer, Cyclical		8.22%
Jack Henry & Associates Inc	8,557	1,083	Energy		5.19%
Microsoft Corp	855,648	86,908	Utilities		3.26%
MSCI Inc	9,746	1,437	Investment Companies		2.53%
Oracle Corp	282,177	12,740	Basic Materials		2.18%
Paychex Inc	35,379	2,305	Other Assets and Liabilities		(0.19)%
Red Hat Inc (a)	19,567	3,437	TOTAL NET ASSETS		100.00%
salesforce.com Inc (a)	84,691	11,600
Synopsys Inc (a)	16,524	1,392
Take-Two Interactive Software Inc (a)	12,606	1,298
		$165,123
Telecommunications - 3.19%
Arista Networks Inc (a)	5,760	1,214
AT&T Inc	805,730	22,995
CenturyLink Inc	105,280	1,595
Cisco Systems Inc	497,739	21,567
Juniper Networks Inc	38,211	1,028
Motorola Solutions Inc	18,103	2,083
Verizon Communications Inc	457,445	25,718
		$76,200
Textiles - 0.03%
Mohawk Industries Inc (a)	6,983	817
Toys, Games & Hobbies - 0.06%
Hasbro Inc	12,884	1,047
Mattel Inc (a)	38,212	382
		$1,429
Transportation - 1.58%
CH Robinson Worldwide Inc	15,225	1,280
CSX Corp	88,812	5,518
Expeditors International of Washington Inc	19,109	1,301
FedEx Corp	26,838	4,330
JB Hunt Transport Services Inc	9,668	899
Kansas City Southern	11,258	1,075
Norfolk Southern Corp	30,151	4,509
Union Pacific Corp	81,567	11,275
United Parcel Service Inc	76,965	7,506
		$37,693
Water - 0.08%
American Water Works Co Inc	19,993	1,815
TOTAL COMMON STOCKS	$2,329,353

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2018

Affiliated Securities	December 31, 2017		Purchases		Sales	December 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.11%	$46,339			$545,410	$535,156		$56,593
	$46,339			$545,410	$535,156		$56,593

	Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.11%	$872		$—		$—		$—
	$872		$—		$—		$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2019	Long	446		$55,866			$(1,277)
Total							$(1,277)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2018

COMMON STOCKS - 90.77%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.11%			Banks (continued)
Interpublic Group of Cos Inc/The	3,409	$70	US Bancorp	13,480	$616
Omnicom Group Inc	1,988	146	Wells Fargo & Co	37,589	1,732
		$216	Zions Bancorp NA	1,706	70
Aerospace & Defense - 2.18%					$12,251
Arconic Inc	3,815	64	Beverages - 1.73%
Boeing Co/The	4,687	1,512	Brown-Forman Corp - B Shares	1,477	70
General Dynamics Corp	2,469	388	Coca-Cola Co/The	33,988	1,609
Harris Corp	1,043	140	Constellation Brands Inc	1,475	237
L3 Technologies Inc	697	121	Molson Coors Brewing Co	1,661	93
Lockheed Martin Corp	2,194	575	Monster Beverage Corp (a)	3,531	174
Northrop Grumman Corp	1,539	377	PepsiCo Inc	12,523	1,384
Raytheon Co	2,523	387			$3,567
TransDigm Group Inc (a)	430	146	Biotechnology - 1.98%
United Technologies Corp	7,200	767	Alexion Pharmaceuticals Inc (a)	1,979	193
		$4,477	Amgen Inc	5,655	1,101
Agriculture - 0.95%			Biogen Inc (a)	1,786	537
Altria Group Inc	16,671	823	Celgene Corp (a)	6,206	398
Archer-Daniels-Midland Co	4,973	204	Gilead Sciences Inc	11,477	718
Philip Morris International Inc	13,792	921	Illumina Inc (a)	1,303	391
		$1,948	Incyte Corp (a)	1,567	100
Airlines - 0.41%			Regeneron Pharmaceuticals Inc (a)	688	257
Alaska Air Group Inc	1,093	66	Vertex Pharmaceuticals Inc (a)	2,266	375
American Airlines Group Inc	3,636	117			$4,070
Delta Air Lines Inc	5,538	276	Building Materials - 0.28%
Southwest Airlines Co	4,492	209	Fortune Brands Home & Security Inc	1,259	48
United Continental Holdings Inc (a)	2,030	170	Johnson Controls International plc	8,199	243
		$838	Martin Marietta Materials Inc	555	95
Apparel - 0.63%			Masco Corp	2,712	79
Hanesbrands Inc	3,201	40	Vulcan Materials Co	1,171	116
Michael Kors Holdings Ltd (a)	1,332	51			$581
NIKE Inc	11,295	837	Chemicals - 1.73%
PVH Corp	674	63	Air Products & Chemicals Inc	1,946	311
Ralph Lauren Corp	485	50	Albemarle Corp	944	73
Under Armour Inc - Class A (a)	1,664	29	Celanese Corp	1,186	107
Under Armour Inc - Class C (a)	1,705	28	CF Industries Holdings Inc	2,049	89
VF Corp	2,887	206	DowDuPont Inc	20,356	1,088
		$1,304	Eastman Chemical Co	1,244	91
Automobile Manufacturers - 0.40%			FMC Corp	1,194	88
Ford Motor Co	34,665	265	International Flavors & Fragrances Inc	899	121
General Motors Co	11,645	390	Linde PLC	4,888	763
PACCAR Inc	3,100	177	LyondellBasell Industries NV	2,792	232
		$832	Mosaic Co/The	3,146	92
Automobile Parts & Equipment - 0.12%			PPG Industries Inc	2,130	218
Aptiv PLC	2,338	144	Sherwin-Williams Co/The	730	287
BorgWarner Inc	1,847	64			$3,560
Goodyear Tire & Rubber Co/The	2,069	42	Commercial Services - 1.83%
		$250	Automatic Data Processing Inc	3,884	509
Banks - 5.96%			Cintas Corp	767	129
Bank of America Corp	80,980	1,995	Ecolab Inc	2,256	333
Bank of New York Mellon Corp/The	8,072	380	Equifax Inc	1,069	100
BB&T Corp	6,837	296	FleetCor Technologies Inc (a)	786	146
Citigroup Inc	21,669	1,128	Gartner Inc (a)	807	103
Citizens Financial Group Inc	4,152	123	Global Payments Inc	1,404	145
Comerica Inc	1,437	99	H&R Block Inc	1,823	46
Fifth Third Bancorp	5,817	137	IHS Markit Ltd (a)	3,182	153
First Republic Bank/CA	1,451	126	Moody's Corp	1,478	207
Goldman Sachs Group Inc/The	3,070	513	Nielsen Holdings PLC	3,145	73
Huntington Bancshares Inc/OH	9,420	112	PayPal Holdings Inc (a)	10,453	879
JPMorgan Chase & Co	29,506	2,880	Quanta Services Inc	1,297	39
KeyCorp	9,180	136	Robert Half International Inc	1,079	62
M&T Bank Corp	1,247	179	Rollins Inc	1,306	47
Morgan Stanley	11,600	460	S&P Global Inc	2,224	378
Northern Trust Corp	1,965	164	Total System Services Inc	1,489	121
PNC Financial Services Group Inc/The	4,096	479	United Rentals Inc (a)	722	74
Regions Financial Corp	9,174	123	Verisk Analytics Inc (a)	1,461	159
State Street Corp	3,366	212	Western Union Co/The	3,930	67
SunTrust Banks Inc	3,988	201			$3,770
SVB Financial Group (a)	471	90

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Computers - 4.54%			Electric (continued)
Accenture PLC - Class A	5,657	$798	FirstEnergy Corp	4,310	$162
Apple Inc	39,997	6,309	NextEra Energy Inc	4,238	737
Cognizant Technology Solutions Corp	5,136	326	NRG Energy Inc	2,574	102
DXC Technology Co	2,485	132	PG&E Corp (a)	4,602	109
Fortinet Inc (a)	1,284	90	Pinnacle West Capital Corp	993	85
Hewlett Packard Enterprise Co	12,627	167	PPL Corp	6,389	181
HP Inc	14,039	287	Public Service Enterprise Group Inc	4,484	233
International Business Machines Corp	8,063	917	Sempra Energy	2,428	263
NetApp Inc	2,237	134	Southern Co/The	9,127	401
Seagate Technology PLC	2,309	89	WEC Energy Group Inc	2,799	194
Western Digital Corp	2,568	95	Xcel Energy Inc	4,560	225
		$9,344			$5,999
Consumer Products - 0.36%			Electrical Components & Equipment - 0.23%
Avery Dennison Corp	772	69	AMETEK Inc	2,059	139
Church & Dwight Co Inc	2,184	144	Emerson Electric Co	5,555	332
Clorox Co/The	1,131	174			$471
Kimberly-Clark Corp	3,072	350	Electronics - 1.22%
		$737	Agilent Technologies Inc	2,828	191
Cosmetics & Personal Care - 1.35%			Allegion PLC	842	67
Colgate-Palmolive Co	7,694	458	Amphenol Corp	2,672	216
Coty Inc	4,000	26	Corning Inc	7,103	215
Estee Lauder Cos Inc/The	1,952	254	FLIR Systems Inc	1,226	53
Procter & Gamble Co/The	22,104	2,032	Fortive Corp	2,609	177
		$2,770	Garmin Ltd	1,071	68
Distribution & Wholesale - 0.20%			Honeywell International Inc	6,568	868
Copart Inc (a)	1,826	87	Keysight Technologies Inc (a)	1,662	103
Fastenal Co	2,546	133	Mettler-Toledo International Inc (a)	222	126
LKQ Corp (a)	2,822	67	PerkinElmer Inc	986	77
WW Grainger Inc	404	114	TE Connectivity Ltd	3,045	230
		$401	Waters Corp (a)	673	127
Diversified Financial Services - 3.71%					$2,518
Affiliated Managers Group Inc	469	46	Engineering & Construction - 0.05%
Alliance Data Systems Corp	417	63	Fluor Corp	1,247	40
American Express Co	6,216	592	Jacobs Engineering Group Inc	1,060	62
Ameriprise Financial Inc	1,238	129			$102
BlackRock Inc	1,077	423	Environmental Control - 0.24%
Capital One Financial Corp	4,204	318	Pentair PLC	1,419	53
Cboe Global Markets Inc	994	97	Republic Services Inc	1,929	139
Charles Schwab Corp/The	10,663	443	Waste Management Inc	3,481	310
CME Group Inc	3,173	597			$502
Discover Financial Services	2,982	176	Food - 1.17%
E*TRADE Financial Corp	2,258	99	Campbell Soup Co	1,708	56
Franklin Resources Inc	2,642	78	Conagra Brands Inc	4,307	92
Intercontinental Exchange Inc	5,055	381	General Mills Inc	5,289	206
Invesco Ltd	3,648	61	Hershey Co/The	1,244	133
Jefferies Financial Group Inc	2,495	43	Hormel Foods Corp	2,419	103
Mastercard Inc	8,060	1,521	JM Smucker Co/The	1,009	94
Nasdaq Inc	1,018	83	Kellogg Co	2,247	128
Raymond James Financial Inc	1,146	85	Kraft Heinz Co/The	5,518	238
Synchrony Financial	5,868	138	Kroger Co/The	7,080	195
T Rowe Price Group Inc	2,136	197	Lamb Weston Holdings Inc	1,299	96
Visa Inc	15,593	2,057	McCormick & Co Inc/MD	1,079	150
		$7,627	Mondelez International Inc	12,901	516
Electric - 2.92%			Sysco Corp	4,242	266
AES Corp/VA	5,875	85	Tyson Foods Inc	2,617	140
Alliant Energy Corp	2,093	88			$2,413
Ameren Corp	2,167	141	Forest Products & Paper - 0.07%
American Electric Power Co Inc	4,374	327	International Paper Co	3,594	145
CenterPoint Energy Inc	4,446	125	Gas - 0.04%
CMS Energy Corp	2,513	125	NiSource Inc	3,223	82
Consolidated Edison Inc	2,762	211	Hand & Machine Tools - 0.11%
Dominion Energy Inc	6,666	476	Snap-on Inc	496	72
DTE Energy Co	1,614	178	Stanley Black & Decker Inc	1,341	161
Duke Energy Corp	6,324	546			$233
Edison International	2,890	164
Entergy Corp	1,607	138	Healthcare - Products - 3.53%
Evergy Inc	2,339	133	Abbott Laboratories	15,583	1,127
Eversource Energy	2,811	183	ABIOMED Inc (a)	398	129
Exelon Corp	8,579	387	Align Technology Inc (a)	645	135

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Healthcare - Products (continued)			Internet - 8.03%
Baxter International Inc	4,390	$289	Alphabet Inc - A Shares (a)	2,651	$2,770
Becton Dickinson and Co	2,379	536	Alphabet Inc - C Shares (a)	2,729	2,826
Boston Scientific Corp (a)	12,278	434	Amazon.com Inc (a)	3,643	5,472
Cooper Cos Inc/The	435	111	Booking Holdings Inc (a)	412	710
Danaher Corp	5,472	564	eBay Inc (a)	8,032	226
DENTSPLY SIRONA Inc	1,974	73	Expedia Group Inc	1,051	118
Edwards Lifesciences Corp (a)	1,853	284	F5 Networks Inc (a)	538	87
Henry Schein Inc (a)	1,353	106	Facebook Inc (a)	21,315	2,794
Hologic Inc (a)	2,392	98	Netflix Inc (a)	3,868	1,035
IDEXX Laboratories Inc (a)	765	142	Symantec Corp	5,668	107
Intuitive Surgical Inc (a)	1,012	485	TripAdvisor Inc (a)	907	49
Medtronic PLC	11,916	1,084	Twitter Inc (a)	6,416	185
ResMed Inc	1,264	144	VeriSign Inc (a)	945	140
Stryker Corp	2,754	432			$16,519
Thermo Fisher Scientific Inc	3,570	799	Iron & Steel - 0.07%
Varian Medical Systems Inc (a)	809	92	Nucor Corp	2,787	144
Zimmer Biomet Holdings Inc	1,809	188	Leisure Products & Services - 0.22%
		$7,252	Carnival Corp	3,554	175
Healthcare - Services - 2.05%			Harley-Davidson Inc	1,446	49
Anthem Inc	2,294	602	Norwegian Cruise Line Holdings Ltd (a)	1,951	83
Centene Corp (a)	1,821	210	Royal Caribbean Cruises Ltd	1,521	149
DaVita Inc (a)	1,122	58			$456
HCA Healthcare Inc	2,383	297	Lodging - 0.32%
Humana Inc	1,216	348	Hilton Worldwide Holdings Inc	2,633	189
IQVIA Holdings Inc (a)	1,408	164	Marriott International Inc/MD	2,514	273
Laboratory Corp of America Holdings (a)	896	113	MGM Resorts International	4,445	108
Quest Diagnostics Inc	1,207	101	Wynn Resorts Ltd	867	86
UnitedHealth Group Inc	8,534	2,126			$656
Universal Health Services Inc	758	88	Machinery - Construction & Mining - 0.32%
WellCare Health Plans Inc (a)	442	104	Caterpillar Inc	5,237	665
		$4,211
Home Builders - 0.13%			Machinery - Diversified - 0.61%
			Cummins Inc	1,312	175
DR Horton Inc	3,038	105	Deere & Co	2,853	426
Lennar Corp - A Shares	2,594	101	Dover Corp	1,300	92
PulteGroup Inc	2,294	60	Flowserve Corp	1,160	44
		$266	Rockwell Automation Inc	1,071	161
Home Furnishings - 0.05%			Roper Technologies Inc	916	244
Leggett & Platt Inc	1,156	41	Xylem Inc/NY	1,594	107
Whirlpool Corp	567	61			$1,249
		$102	Media - 2.11%
Housewares - 0.03%			CBS Corp	2,990	131
Newell Brands Inc	3,812	71	Charter Communications Inc (a)	1,564	446
Insurance - 3.88%			Comcast Corp - Class A	40,282	1,372
Aflac Inc	6,755	308	Discovery Inc - A Shares (a)	1,390	34
Allstate Corp/The	3,057	253	Discovery Inc - C Shares (a)	3,197	74
American International Group Inc	7,849	309	DISH Network Corp (a)	2,034	51
Aon PLC	2,138	311	News Corp - A Shares	3,417	39
Arthur J Gallagher & Co	1,630	120	News Corp - B Shares	1,093	13
Assurant Inc	464	41	Twenty-First Century Fox Inc - A Shares	9,377	451
Berkshire Hathaway Inc - Class B (a)	17,259	3,524	Twenty-First Century Fox Inc - B Shares	4,321	206
Brighthouse Financial Inc (a)	1,053	32	Viacom Inc - B Shares	3,135	80
Chubb Ltd	4,090	528	Walt Disney Co/The	13,207	1,448
Cincinnati Financial Corp	1,343	104			$4,345
Everest Re Group Ltd	361	79	Mining - 0.14%
Hartford Financial Services Group Inc/The	3,183	141	Freeport-McMoRan Inc	12,857	132
Lincoln National Corp	1,897	97	Newmont Mining Corp	4,725	164
Loews Corp	2,456	112			$296
Marsh & McLennan Cos Inc	4,468	356	Miscellaneous Manufacturers - 1.31%
MetLife Inc	8,757	360	3M Co	5,167	985
Principal Financial Group Inc	2,337	103	AO Smith Corp	1,276	54
Progressive Corp/The	5,173	312	Eaton Corp PLC	3,845	264
Prudential Financial Inc	3,666	299	General Electric Co	77,172	584
Torchmark Corp	911	68	Illinois Tool Works Inc	2,709	343
Travelers Cos Inc/The	2,352	282	Ingersoll-Rand PLC	2,179	199
Unum Group	1,940	57	Parker-Hannifin Corp	1,173	175
Willis Towers Watson PLC	1,153	175	Textron Inc	2,157	99
		$7,971			$2,703

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Office & Business Equipment - 0.02%			REITs (continued)
Xerox Corp	1,841	$36	Boston Properties Inc	1,369	$154
Oil & Gas - 4.04%			Crown Castle International Corp	3,680	400
Anadarko Petroleum Corp	4,475	196	Digital Realty Trust Inc	1,830	195
Apache Corp	3,369	88	Duke Realty Corp	3,179	82
Cabot Oil & Gas Corp	3,828	86	Equinix Inc	712	251
Chevron Corp	16,953	1,844	Equity Residential	3,269	216
Cimarex Energy Co	847	52	Essex Property Trust Inc	585	143
Concho Resources Inc (a)	1,776	183	Extra Space Storage Inc	1,122	102
ConocoPhillips	10,215	637	Federal Realty Investment Trust	655	77
Devon Energy Corp	4,155	94	HCP Inc	4,236	118
Diamondback Energy Inc	1,368	127	Host Hotels & Resorts Inc	6,584	110
EOG Resources Inc	5,144	449	Iron Mountain Inc	2,538	82
Exxon Mobil Corp (b)	37,563	2,561	Kimco Realty Corp	3,738	55
Helmerich & Payne Inc	966	46	Macerich Co/The	935	41
Hess Corp	2,210	90	Mid-America Apartment Communities Inc	1,009	97
HollyFrontier Corp	1,416	72	Prologis Inc	5,585	328
Marathon Oil Corp	7,377	106	Public Storage	1,329	269
Marathon Petroleum Corp	6,129	362	Realty Income Corp	2,617	165
Newfield Exploration Co (a)	1,777	26	Regency Centers Corp	1,503	88
Noble Energy Inc	4,258	80	SBA Communications Corp (a)	1,006	163
Occidental Petroleum Corp	6,700	411	Simon Property Group Inc	2,743	461
Phillips 66	3,765	324	SL Green Realty Corp	758	60
Pioneer Natural Resources Co	1,512	199	UDR Inc	2,444	97
Valero Energy Corp	3,766	282	Ventas Inc	3,162	185
		$8,315	Vornado Realty Trust	1,536	95
Oil & Gas Services - 0.44%			Welltower Inc	3,332	231
Baker Hughes a GE Co	4,554	98	Weyerhaeuser Co	6,648	145
Halliburton Co	7,770	207			$5,412
National Oilwell Varco Inc	3,401	87	Retail - 5.04%
Schlumberger Ltd	12,286	443	Advance Auto Parts Inc	647	102
TechnipFMC PLC	3,775	74	AutoZone Inc (a)	224	188
		$909	Best Buy Co Inc	2,078	110
Packaging & Containers - 0.17%			CarMax Inc (a)	1,551	97
Ball Corp	3,011	138	Chipotle Mexican Grill Inc (a)	217	94
Packaging Corp of America	838	70	Costco Wholesale Corp	3,887	792
Sealed Air Corp	1,394	49	Darden Restaurants Inc	1,100	110
Westrock Co	2,252	85	Dollar General Corp	2,334	252
		$342	Dollar Tree Inc (a)	2,110	191
Pharmaceuticals - 6.22%			Foot Locker Inc	1,020	54
AbbVie Inc	13,347	1,230	Gap Inc/The	1,897	49
Allergan PLC	2,814	376	Genuine Parts Co	1,302	125
AmerisourceBergen Corp	1,393	104	Home Depot Inc/The	10,022	1,722
Bristol-Myers Squibb Co	14,481	753	Kohl's Corp	1,467	97
Cardinal Health Inc	2,644	118	L Brands Inc	2,025	52
Cigna Corp	3,356	637	Lowe's Cos Inc	7,125	658
CVS Health Corp	11,474	752	Macy's Inc	2,727	81
Eli Lilly & Co	8,366	968	McDonald's Corp	6,840	1,215
Johnson & Johnson	23,795	3,071	Nordstrom Inc	1,011	47
McKesson Corp	1,734	192	O'Reilly Automotive Inc (a)	711	245
Merck & Co Inc	23,073	1,763	Ross Stores Inc	3,314	276
Mylan NV (a)	4,575	125	Starbucks Corp	11,006	709
Nektar Therapeutics (a)	1,535	50	Tapestry Inc	2,571	87
Perrigo Co PLC	1,110	43	Target Corp	4,632	306
Pfizer Inc	51,288	2,239	Tiffany & Co	962	77
Zoetis Inc	4,262	365	TJX Cos Inc/The	10,981	491
		$12,786	Tractor Supply Co	1,082	90
			Ulta Beauty Inc (a)	501	123
Pipelines - 0.34%			Walgreens Boots Alliance Inc	7,135	487
Kinder Morgan Inc/DE	16,840	259	Walmart Inc	12,631	1,177
ONEOK Inc	3,649	197	Yum! Brands Inc	2,773	255
Williams Cos Inc/The	10,740	237			$10,359
		$693	Savings & Loans - 0.02%
Real Estate - 0.06%			People's United Financial Inc	3,348	48
CBRE Group Inc (a)	2,812	113	Semiconductors - 3.40%
REITs - 2.63%			Advanced Micro Devices Inc (a)	7,802	144
Alexandria Real Estate Equities Inc	953	110	Analog Devices Inc	3,285	282
American Tower Corp	3,906	618	Applied Materials Inc	8,721	286
Apartment Investment & Management Co	1,383	61	Broadcom Inc	3,669	933
AvalonBay Communities Inc	1,224	213	Intel Corp	40,495	1,901

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		INVESTMENT COMPANIES - 8.65%	Shares Held Value (000's)
Semiconductors (continued)			Exchange-Traded Funds - 0.39%
IPG Photonics Corp (a)	319	$36	iShares Core S&P 500 ETF	3,138	$790
KLA-Tencor Corp	1,360	122	Money Market Funds - 8.26%
Lam Research Corp	1,379	188	Principal Government Money Market Fund	16,994,171	16,994
Maxim Integrated Products Inc	2,459	125	2.11%(c),(d)
Microchip Technology Inc	2,098	151	TOTAL INVESTMENT COMPANIES		$17,784
Micron Technology Inc (a)	9,939	315	TOTAL PURCHASED OPTIONS - 0.67%		$1,393
NVIDIA Corp	5,411	722	Total Investments		$205,849
Qorvo Inc (a)	1,110	67	Other Assets and Liabilities - (0.09)%		(194)
QUALCOMM Inc	10,754	612	TOTAL NET ASSETS - 100.00%		$205,655
Skyworks Solutions Inc	1,577	106
Texas Instruments Inc	8,523	805
Xilinx Inc	2,245	191	(a) Non-income producing security
		$6,986	(b)	Security or a portion of the security was pledged to cover margin requirements
Shipbuilding - 0.04%			for futures contracts. At the end of the period, the value of these securities
Huntington Ingalls Industries Inc	382	73	totaled $1,362 or 0.66% of net assets.
			(c)	Affiliated Security. Security is either an affiliate (and registered under the
Software - 6.43%			Investment Company Act of 1940) or an affiliate as defined by the Investment
Activision Blizzard Inc	6,769	315	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Adobe Inc (a)	4,329	979	shares of the security). Please see affiliated sub-schedule for transactional
Akamai Technologies Inc (a)	1,447	88	information.
ANSYS Inc (a)	744	106	(d) Current yield shown is as of period end.
Autodesk Inc (a)	1,943	250
Broadridge Financial Solutions Inc	1,035	100
Cadence Design Systems Inc (a)	2,502	109	Portfolio Summary (unaudited)
Cerner Corp (a)	2,923	153	Sector		Percent
Citrix Systems Inc	1,137	117	Consumer, Non-cyclical		21.17%
Electronic Arts Inc (a)	2,681	212	Financial		16.26%
Fidelity National Information Services Inc	2,905	298	Technology		14.39%
Fiserv Inc (a)	3,536	260	Communications		13.22%
Intuit Inc	2,301	453	Investment Companies		8.65%
Jack Henry & Associates Inc	686	87	Industrial		8.23%
Microsoft Corp (b)	68,573	6,965	Consumer, Cyclical		7.64%
MSCI Inc	783	115	Energy		4.82%
Oracle Corp	22,614	1,021	Utilities		3.03%
Paychex Inc	2,835	185	Basic Materials		2.01%
Red Hat Inc (a)	1,567	275	Purchased Options		0.67%
salesforce.com Inc (a)	6,786	929	Other Assets and Liabilities		(0.09)%
Synopsys Inc (a)	1,324	112	TOTAL NET ASSETS		100.00%
Take-Two Interactive Software Inc (a)	1,010	104
		$13,233
Telecommunications - 2.97%
Arista Networks Inc (a)	461	97
AT&T Inc	64,572	1,843
CenturyLink Inc	8,436	128
Cisco Systems Inc	39,890	1,728
Juniper Networks Inc	3,062	82
Motorola Solutions Inc	1,450	167
Verizon Communications Inc	36,659	2,061
		$6,106
Textiles - 0.03%
Mohawk Industries Inc (a)	561	66
Toys, Games & Hobbies - 0.06%
Hasbro Inc	1,031	84
Mattel Inc (a)	3,063	30
		$114
Transportation - 1.47%
CH Robinson Worldwide Inc	1,221	103
CSX Corp	7,119	442
Expeditors International of Washington Inc	1,533	104
FedEx Corp	2,150	347
JB Hunt Transport Services Inc	775	72
Kansas City Southern	902	86
Norfolk Southern Corp	2,418	362
Union Pacific Corp	6,537	904
United Parcel Service Inc	6,168	601
		$3,021
Water - 0.07%
American Water Works Co Inc	1,603	146
TOTAL COMMON STOCKS		$186,672

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2018

Affiliated Securities			December 31, 2017			Purchases			Sales	December 31, 2018
				Value		Cost			Proceeds		Value
Principal Government Money Market Fund 2.11%		$		13,672		$65,544			$62,222 $		16,994
		$		13,672		$65,544			$62,222 $		16,994

				Realized Gain/Loss			Realized Gain from			Change in Unrealized
			Income	on Investments			Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund 2.11%			$233		$	— $			— $		—
			$233		$	— $			— $		—
Amounts in thousands

Options

									Upfront		Unrealized
			Contracts/						Payments/	Appreciation/
Purchased Options Outstanding	Counterparty		Shares Notional Amount Exercise Price				Expiration Date		(Premiums)	Fair Value (Depreciation)
Call - S&P 500 Index	N/A		100	$10		$2,650.00	01/22/2019		$219	$47	$(172)
Call - S&P 500 Index	N/A		50	$5		$2,700.00	01/22/2019		195	6	(189)
Put - S&P 500 Index	N/A		200	$20		$2,420.00	01/22/2019		976	515	(461)
Put - S&P 500 Index	N/A		50	$5		$2,580.00	01/22/2019		259	460	201
Put - S&P 500 Index	N/A		50	$5		$2,550.00	01/22/2019		278	365	87
Total									$1,927	$1,393	$(534)
									Upfront		Unrealized
			Contracts/						Payments/	Appreciation/
Written Options Outstanding	Counterparty		Shares Notional Amount Exercise Price				Expiration Date		(Premiums)	Fair Value (Depreciation)
Call - S&P 500 Index	N/A		100	$10		$2,660.00	01/22/2019		$(192)$	(36)$	156
Call - S&P 500 Index	N/A		50	$5		$2,720.00	01/22/2019		(154)	(3)	151
Put - S&P 500 Index	N/A		50	$5		$2,530.00	01/22/2019		(241)	(311)	(70)
Put - S&P 500 Index	N/A		50	$5		$2,560.00	01/22/2019		(228)	(394)	(166)
Put - S&P 500 Index	N/A		200	$20		$2,380.00	01/22/2019		(741)	(371)	370
Total									$(1,556)$	(1,115)$	441
Amounts in thousands except contracts/shares.

Futures Contracts

Description and Expiration Date			Type	Contracts		Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2019			Long	47			$5,887	$			(192)
Total							$				(192)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments MidCap Account December 31, 2018

COMMON STOCKS - 99.52%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 4.60%			Machinery - Diversified - 1.72%
HEICO Corp - Class A	12,485	$786	Cognex Corp	4,776	$185
TransDigm Group Inc (a)	63,991	21,761	Roper Technologies Inc	30,870	8,227
		$22,547			$8,412
Banks - 2.60%			Media - 4.75%
First Republic Bank/CA	111,460	9,686	Liberty Broadband Corp - A Shares (a)	24,858	1,785
M&T Bank Corp	21,432	3,067	Liberty Broadband Corp - C Shares (a)	49,146	3,540
		$12,753	Liberty Global PLC - A Shares (a)	17,556	375
Beverages - 0.52%			Liberty Global PLC - C Shares (a)	226,412	4,673
Brown-Forman Corp - B Shares	53,580	2,549	Liberty Media Corp-Liberty Braves - A Shares (a)	6,136	153
Building Materials - 3.69%			Liberty Media Corp-Liberty Braves - C Shares (a)	22,134	551
Martin Marietta Materials Inc	46,618	8,012	Liberty Media Corp-Liberty Formula One - A	20,688	615
Summit Materials Inc (a)	115,953	1,438	Shares (a)
Vulcan Materials Co	87,365	8,632	Liberty Media Corp-Liberty Formula One - C	182,853	5,614
		$18,082	Shares (a)
Chemicals - 1.24%			Liberty Media Corp-Liberty SiriusXM - A Shares	39,220	1,443
			(a)
Air Products & Chemicals Inc	38,065	6,091	Liberty Media Corp-Liberty SiriusXM - C Shares	122,236	4,520
Commercial Services - 11.63%			(a)
AMERCO	11,238	3,687			$23,269
Gartner Inc (a)	118,870	15,197
IHS Markit Ltd (a)	195,372	9,372	Miscellaneous Manufacturers - 0.88%
Moody's Corp	33,872	4,744	Colfax Corp (a)	207,274	4,332
S&P Global Inc	27,451	4,665	Pharmaceuticals - 0.04%
TransUnion	158,069	8,978	Elanco Animal Health Inc (a)	6,823	215
Verisk Analytics Inc (a)	95,076	10,367	Private Equity - 7.43%
		$57,010	Brookfield Asset Management Inc	541,865	20,780
Distribution & Wholesale - 3.65%			Kennedy-Wilson Holdings Inc	226,229	4,111
Copart Inc (a)	201,296	9,618	KKR & Co Inc	290,780	5,708
Fastenal Co	56,288	2,943	Onex Corp	107,062	5,832
HD Supply Holdings Inc (a)	63,426	2,380			$36,431
KAR Auction Services Inc	61,542	2,937	Real Estate - 3.50%
		$17,878	Brookfield Business Partners LP	17,461	531
Electric - 1.97%			Brookfield Property Partners LP	98,617	1,590
Brookfield Infrastructure Partners LP	222,049	7,667	CBRE Group Inc (a)	245,059	9,812
Brookfield Renewable Partners LP	76,562	1,983	Howard Hughes Corp/The (a)	53,407	5,213
		$9,650			$17,146
Electronics - 1.41%			REITs - 5.22%
Mettler-Toledo International Inc (a)	12,226	6,915	Equinix Inc	13,128	4,628
Entertainment - 2.39%			SBA Communications Corp (a)	129,452	20,957
Live Nation Entertainment Inc (a)	116,140	5,720			$25,585
Vail Resorts Inc	28,350	5,977	Retail - 10.94%
		$11,697	CarMax Inc (a)	234,145	14,688
Healthcare - Products - 0.63%			Dollar General Corp	54,138	5,851
IDEXX Laboratories Inc (a)	16,525	3,074	O'Reilly Automotive Inc (a)	54,240	18,677
			Restaurant Brands International Inc	263,599	13,786
Home Builders - 1.35%			Ross Stores Inc	7,108	591
Lennar Corp - A Shares	101,516	3,975			$53,593
Lennar Corp - B Shares	1,475	46
NVR Inc (a)	1,060	2,583	Semiconductors - 1.46%
		$6,604	Microchip Technology Inc	99,441	7,152
Insurance - 10.79%			Software - 8.02%
Aon PLC	33,747	4,905	ANSYS Inc (a)	55,411	7,920
Arch Capital Group Ltd (a)	283,059	7,563	Autodesk Inc (a)	54,691	7,034
Brown & Brown Inc	250,786	6,912	Black Knight Inc (a)	230,240	10,375
Fidelity National Financial Inc	327,407	10,294	CDK Global Inc	59,832	2,865
Markel Corp (a)	16,945	17,590	Guidewire Software Inc (a)	50,284	4,034
Progressive Corp/The	92,101	5,556	MSCI Inc	23,814	3,511
Trisura Group Ltd (a)	4,276	82	RealPage Inc (a)	73,746	3,554
		$52,902			$39,293
Internet - 4.12%			Telecommunications - 1.57%
Liberty Expedia Holdings Inc (a)	37,692	1,474	EchoStar Corp (a)	22,033	809
Shopify Inc (a)	9,464	1,310	GCI Liberty Inc (a)	87,253	3,591
VeriSign Inc (a)	78,835	11,691	Motorola Solutions Inc	28,509	3,280
Wix.com Ltd (a)	63,002	5,692			$7,680
		$20,167	Textiles - 0.46%
Lodging - 2.94%			Mohawk Industries Inc (a)	19,338	2,262
Hilton Worldwide Holdings Inc	139,161	9,992	TOTAL COMMON STOCKS		$487,713
Hyatt Hotels Corp	65,564	4,432
		$14,424

See accompanying notes.

Schedule of Investments MidCap Account December 31, 2018

INVESTMENT COMPANIES - 1.01%	Shares Held Value (000's)
Money Market Funds - 1.01%
Principal Government Money Market Fund	4,942,351	$4,942
2.11%(b),(c)
TOTAL INVESTMENT COMPANIES		$4,942
Total Investments		$492,655
Other Assets and Liabilities - (0.53)%		(2,580)
TOTAL NET ASSETS - 100.00%		$490,075

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	29.54%
Consumer, Cyclical	21.73%
Consumer, Non-cyclical	12.82%
Industrial	12.30%
Communications	10.44%
Technology	9.48%
Utilities	1.97%
Basic Materials	1.24%
Investment Companies	1.01%
Other Assets and Liabilities	(0.53)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	December 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.11%	$1,423		$54,777	$51,258		$4,942
	$1,423		$54,777	$51,258		$4,942

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.11%	$31	$—		$—		$—
	$31	$—		$—		$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments Multi-Asset Income Account December 31, 2018

INVESTMENT COMPANIES - 100.62%	Shares Held	Value
Principal Funds, Inc. Class R-6 - 78.91%
Global Diversified Income Fund (a)	13,459	$171,467
Global Real Estate Securities Fund (a)	2,725	24,140
International Fund I (a)	1,757	21,202
Preferred Securities Fund (a)	6,187	58,094
Real Estate Debt Income Fund (a)	2,969	27,821
		$302,724
Principal Funds, Inc. Institutional Class - 21.71%
Equity Income Fund (a)	895	24,829
High Yield Fund I (a)	6,462	58,411
		$83,240
TOTAL INVESTMENT COMPANIES		$385,964
Total Investments		$385,964
Other Assets and Liabilities - (0.62)%		(2,356)
TOTAL NET ASSETS - 100.00%		$383,608

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Specialty Funds	44.70%
Fixed Income Funds	37.62%
International Equity Funds	11.82%
Domestic Equity Funds	6.48%
Other Assets and Liabilities	(0.62)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	December 31, 2018
	Value	Cost		Proceeds		Value
Equity Income Fund	$17,588	$14,112		$3,656		$24,829
Global Diversified Income Fund	118,272	95,434		26,222		171,467
Global Real Estate Securities Fund	16,575	12,810		3,539		24,140
High Yield Fund	39,385	17,571		55,769		—
High Yield Fund I	—	67,778		5,436		58,411
International Fund I	18,280	14,371		3,773		21,202
Preferred Securities Fund	39,532	32,708		8,856		58,094
Real Estate Debt Income Fund	17,458	14,826		4,127		27,821
	$267,090	$269,610		$111,378		$385,964

	Realized Gain/Loss				Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Equity Income Fund	$754	$7			$1,024	$(3,222)
Global Diversified Income Fund	7,086	2			—	(16,019)
Global Real Estate Securities Fund	704	6			170	(1,712)
High Yield Fund	1,197	(99)			—	(1,088)
High Yield Fund I	1,915	(22)			—	(3,909)
International Fund I	569	(18)			1,071	(7,658)
Preferred Securities Fund	2,868	(19)			—	(5,271)
Real Estate Debt Income Fund	900	(2)			—	(334)
	$15,993	$(145	) $		2,265	$(39,213)
Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2018

COMMON STOCKS - 97.12%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 2.55%			Healthcare - Products - 6.06%
Boeing Co/The	2,723	$878	Abbott Laboratories	18,748	$1,356
Northrop Grumman Corp	7,000	1,714	Becton Dickinson and Co	6,890	1,552
Teledyne Technologies Inc (a)	4,387	909	Edwards Lifesciences Corp (a)	10,568	1,619
		$3,501	Medtronic PLC	18,493	1,682
Airlines - 1.49%			Thermo Fisher Scientific Inc	7,955	1,780
Alaska Air Group Inc	14,875	905	Varian Medical Systems Inc (a)	2,903	329
Delta Air Lines Inc	22,905	1,143			$8,318
		$2,048	Healthcare - Services - 1.98%
Apparel - 1.54%			UnitedHealth Group Inc	7,025	1,750
Deckers Outdoor Corp (a)	10,015	1,281	Universal Health Services Inc	8,363	975
NIKE Inc	11,312	839			$2,725
		$2,120	Home Builders - 0.69%
Automobile Manufacturers - 0.52%			Thor Industries Inc	18,135	943
PACCAR Inc	12,474	713	Insurance - 1.96%
Automobile Parts & Equipment - 0.45%			Chubb Ltd	9,914	1,280
Autoliv Inc	8,864	622	Fidelity National Financial Inc	44,776	1,408
Banks - 6.77%					$2,688
East West Bancorp Inc	21,086	918	Internet - 7.66%
Goldman Sachs Group Inc/The	1,760	294	Alibaba Group Holding Ltd ADR(a)	7,367	1,010
JPMorgan Chase & Co	50,598	4,939	Alphabet Inc - A Shares (a)	3,049	3,186
PNC Financial Services Group Inc/The	16,197	1,894	Alphabet Inc - C Shares (a)	1,237	1,281
US Bancorp	27,447	1,254	Amazon.com Inc (a)	1,701	2,555
		$9,299	Booking Holdings Inc (a)	469	808
Beverages - 2.48%			Facebook Inc (a)	8,055	1,056
Keurig Dr Pepper Inc	45,761	1,173	Palo Alto Networks Inc (a)	3,327	626
PepsiCo Inc	20,188	2,231			$10,522
		$3,404	Machinery - Diversified - 0.93%
Biotechnology - 1.57%			Deere & Co	8,524	1,272
Biogen Inc (a)	5,023	1,512	Media - 3.03%
Gilead Sciences Inc	10,189	637	Comcast Corp - Class A	39,873	1,358
		$2,149	Nexstar Media Group Inc	11,789	927
Chemicals - 2.61%			Walt Disney Co/The	17,155	1,881
Albemarle Corp	7,341	566			$4,166
DowDuPont Inc	12,362	661	Miscellaneous Manufacturers - 0.68%
FMC Corp	17,859	1,321	3M Co	4,889	931
HB Fuller Co	24,411	1,041	Oil & Gas - 5.01%
		$3,589	Chevron Corp	20,227	2,200
Commercial Services - 1.63%			Cimarex Energy Co	7,639	471
Aaron's Inc	31,665	1,332	Royal Dutch Shell PLC - B shares ADR	47,866	2,869
PayPal Holdings Inc (a)	10,767	905	Valero Energy Corp	17,856	1,339
		$2,237			$6,879
Computers - 3.65%			Pharmaceuticals - 5.35%
Apple Inc	31,728	5,005	Bristol-Myers Squibb Co	21,933	1,140
Consumer Products - 1.42%			Johnson & Johnson	15,736	2,031
Church & Dwight Co Inc	29,558	1,944	Merck & Co Inc	26,388	2,016
Distribution & Wholesale - 1.00%			Pfizer Inc	49,299	2,152
KAR Auction Services Inc	28,825	1,376			$7,339
Diversified Financial Services - 4.24%			REITs - 3.82%
Ameriprise Financial Inc	11,527	1,203	Alexandria Real Estate Equities Inc	22,172	2,555
Charles Schwab Corp/The	19,164	796	American Tower Corp	6,864	1,086
Discover Financial Services	39,426	2,325	Simon Property Group Inc	9,567	1,607
Visa Inc	11,365	1,500			$5,248
		$5,824	Retail - 3.22%
Electric - 3.28%			Chipotle Mexican Grill Inc (a)	1,135	490
NextEra Energy Inc	14,767	2,567	Costco Wholesale Corp	5,409	1,102
Xcel Energy Inc	39,288	1,935	Home Depot Inc/The	6,880	1,182
		$4,502	Lululemon Athletica Inc (a)	9,478	1,153
			Starbucks Corp	7,624	491
Environmental Control - 0.77%					$4,418
Waste Connections Inc	14,271	1,060	Semiconductors - 3.17%
Food - 1.22%			Broadcom Inc	4,763	1,211
McCormick & Co Inc/MD	7,534	1,049	Lam Research Corp	8,861	1,207
Tyson Foods Inc	11,715	626	Microchip Technology Inc	21,556	1,550
		$1,675	NVIDIA Corp	2,904	388
Hand & Machine Tools - 0.49%					$4,356
Snap-on Inc	4,656	676

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		(a)	Non-income producing security
Software - 9.16%			(b)	Affiliated Security. Security is either an affiliate (and registered under the
Adobe Inc (a)	6,249	$1,414	Investment Company Act of 1940) or an affiliate as defined by the Investment
Black Knight Inc (a)	16,511	744	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Fair Isaac Corp (a)	4,173	780	shares of the security). Please see affiliated sub-schedule for transactional
Fidelity National Information Services Inc	10,127	1,039	information.
Microsoft Corp	59,874	6,081	(c)	Current yield shown is as of period end.
Omnicell Inc (a)	11,050	677
Red Hat Inc (a)	6,516	1,144		Portfolio Summary (unaudited)
ServiceNow Inc (a)	3,960	705	Sector			Percent
		$12,584	Consumer, Non-cyclical			21.71%
Telecommunications - 4.70%			Financial			16.79%
Arista Networks Inc (a)	4,013	845	Technology			15.98%
AT&T Inc	23,249	663	Communications			15.39%
Cisco Systems Inc	53,516	2,319	Consumer, Cyclical			9.92%
T-Mobile US Inc (a)	17,842	1,135	Industrial			6.43%
Verizon Communications Inc	26,425	1,486	Energy			5.01%
		$6,448	Utilities			3.28%
Toys, Games & Hobbies - 1.01%			Basic Materials			2.61%
Hasbro Inc	17,035	1,384	Investment Companies			2.18%
Transportation - 1.01%			Other Assets and Liabilities			0.70%
Expeditors International of Washington Inc	10,363	706	TOTAL NET ASSETS		100.00%
Union Pacific Corp	4,970	687
		$1,393
TOTAL COMMON STOCKS		$133,358
INVESTMENT COMPANIES - 2.18%	Shares Held Value (000's)
Money Market Funds - 2.18%
Principal Government Money Market Fund	2,989,429	2,989
2.11%(b),(c)
TOTAL INVESTMENT COMPANIES		$2,989
Total Investments		$136,347
Other Assets and Liabilities - 0.70%		957
TOTAL NET ASSETS - 100.00%		$137,304

Affiliated Securities	December 31, 2017		Purchases	Sales	December 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.11%		$3,795	$34,181	$34,987		$2,989
		$3,795	$34,181	$34,987		$2,989

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.11%	$44		$—	$—		$—
	$44		$—	$—		$—
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2010 Account
		December 31, 2018

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 19.82%
Blue Chip Fund (a)	44,974	$909
Diversified Real Asset Fund (a)	55,046	570
Global Multi-Strategy Fund (a)	189,835	1,925
International Small Company Fund (a)	41,005	380
LargeCap Growth Fund I (a)	69,766	898
MidCap Fund (a)	33,072	748
MidCap Value Fund III (a)	28,040	430
SmallCap Growth Fund I (a)	22,063	240
SmallCap Value Fund II (a)	24,501	220
		$6,320
Principal Funds, Inc. Institutional Class - 41.81%
Bond Market Index Fund (a)	294,962	3,138
Diversified International Fund (a)	113,373	1,214
Equity Income Fund (a)	26,013	722
High Yield Fund I (a)	320,748	2,900
Inflation Protection Fund (a)	218,076	1,777
LargeCap S&P 500 Index Fund (a)	104,049	1,617
LargeCap Value Fund III (a)	52,021	746
Overseas Fund (a)	143,005	1,220
		$13,334
Principal Variable Contracts Funds, Inc. Class 1 - 38.38%
Core Plus Bond Account (a)	565,286	6,111
Short-Term Income Account (a)	2,431,697	6,128
		$12,239
TOTAL INVESTMENT COMPANIES		$31,893
Total Investments		$31,893
Other Assets and Liabilities - (0.01)%		(3)
TOTAL NET ASSETS - 100.00%		$31,890

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	62.88%
Domestic Equity Funds	20.47%
International Equity Funds	8.83%
Specialty Funds	7.83%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2010 Account
December 31, 2018

Affiliated Securities	December 31, 2017			Purchases	Sales	December 31, 2018
	Value			Cost	Proceeds	Value
Blue Chip Fund			$1,070	$207	$340		$909
Bond Market Index Fund			3,748	1,028	1,544		3,138
Core Plus Bond Account			7,293	1,391	2,255		6,111
Diversified International Fund			2,033	250	704		1,214
Diversified Real Asset Fund			1,189	117	671		570
Equity Income Fund			1,058	142	388		722
Global Diversified Income Fund			3,753	487	4,083		—
Global Multi-Strategy Fund			2,143	484	491		1,925
Global Opportunities Fund			1,432	91	1,555		—
High Yield Fund I			—	3,414	318		2,900
Inflation Protection Fund			2,159	350	647		1,777
International Small Company Fund			679	87	248		380
LargeCap Growth Fund I			1,082	245	349		898
LargeCap S&P 500 Index Fund			2,124	343	664		1,617
LargeCap Value Fund III			1,025	161	318		746
MidCap Fund			1,015	166	300		748
MidCap Value Fund III			734	119	252		430
Overseas Fund			2,013	280	667		1,220
Short-Term Income Account			6,616	1,346	1,760		6,128
SmallCap Growth Fund I			344	73	127		240
SmallCap Value Fund II			329	77	100		220
			$41,839	$10,858	$17,781		$31,893

			Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income			on Investments		Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$—			$57		$66	$(85)
Bond Market Index Fund	77			(27)		—	(67)
Core Plus Bond Account	209			(28)		—	(290)
Diversified International Fund	24			(65)		60	(300)
Diversified Real Asset Fund	19			(10)		—	(55)
Equity Income Fund	27			96		30	(186)
Global Diversified Income Fund	109			379		—	(536)
Global Multi-Strategy Fund	80			—		42	(211)
Global Opportunities Fund	—			201		—	(169)
High Yield Fund I	45			(5)		—	(191)
Inflation Protection Fund	52			9		—	(94)
International Small Company Fund	12			22		22	(160)
LargeCap Growth Fund I	5			40		126	(120)
LargeCap S&P 500 Index Fund	35			69		81	(255)
LargeCap Value Fund III	22			32		54	(154)
MidCap Fund	3			88		81	(221)
MidCap Value Fund III	10			1		48	(172)
Overseas Fund	37			13		77	(419)
Short-Term Income Account	137			1		—	(75)
SmallCap Growth Fund I	4			34		42	(84)
SmallCap Value Fund II	7			17		43	(103)
	$914	$		924		$772	$(3,947)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2020 Account
		December 31, 2018

85

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 25.76%
Blue Chip Fund (a)	366,212	$7,401
Diversified Real Asset Fund (a)	313,259	3,245
Global Multi-Strategy Fund (a)	856,723	8,687
International Small Company Fund (a)	365,522	3,385
LargeCap Growth Fund I (a)	587,480	7,561
MidCap Fund (a)	274,293	6,207
MidCap Value Fund III (a)	264,339	4,052
SmallCap Growth Fund I (a)	197,936	2,156
SmallCap Value Fund II (a)	221,768	1,994
		$44,688
Principal Funds, Inc. Institutional Class - 48.11%
Bond Market Index Fund (a)	1,396,239	14,856
Diversified International Fund (a)	1,031,486	11,047
Equity Income Fund (a)	229,955	6,379
High Yield Fund I (a)	1,458,206	13,182
Inflation Protection Fund (a)	847,325	6,906
LargeCap S&P 500 Index Fund (a)	870,392	13,526
LargeCap Value Fund III (a)	451,984	6,481
Overseas Fund (a)	1,299,128	11,082
		$83,459
Principal Variable Contracts Funds, Inc. Class 1 - 26.13%
Core Plus Bond Account (a)	2,711,267	29,308
Short-Term Income Account (a)	6,363,059	16,035
		$45,343
TOTAL INVESTMENT COMPANIES		$173,490
Total Investments		$173,490
Other Assets and Liabilities - 0.00%		(4)
TOTAL NET ASSETS - 100.00%		$173,486

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	46.27%
Domestic Equity Funds	32.14%
International Equity Funds	14.71%
Specialty Funds	6.88%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2020 Account
December 31, 2018

Affiliated Securities	December 31, 2017	Purchases	Sales	December 31, 2018
	Value	Cost	Proceeds		Value
Blue Chip Fund	$7,851	$1,099	$1,279		$7,401
Bond Market Index Fund	12,921	4,847	2,577		14,856
Core Plus Bond Account	32,293	5,933	7,503		29,308
Diversified International Fund	14,617	1,829	2,250		11,047
Diversified Real Asset Fund	5,033	503	1,910		3,245
Equity Income Fund	7,755	1,045	1,621		6,379
Global Diversified Income Fund	13,196	2,479	15,075		—
Global Multi-Strategy Fund	8,864	1,962	1,204		8,687
Global Opportunities Fund	10,107	519	10,897		—
High Yield Fund I	—	14,766	710		13,182
Inflation Protection Fund	6,682	1,616	1,088		6,906
International Small Company Fund	4,893	640	961		3,385
LargeCap Growth Fund I	7,938	1,673	1,264		7,561
LargeCap S&P 500 Index Fund	15,039	2,856	2,715		13,526
LargeCap Value Fund III	7,555	1,218	1,229		6,481
MidCap Fund	7,101	1,258	1,020		6,207
MidCap Value Fund III	5,349	1,006	782		4,052
Overseas Fund	14,486	2,194	2,088		11,082
Short-Term Income Account	11,984	6,138	1,952		16,035
SmallCap Growth Fund I	2,526	579	450		2,156
SmallCap Value Fund II	2,422	712	358		1,994
	$198,612	$54,872	$58,933		$173,490

	Realized Gain/Loss		Realized Gain from		Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$1	$157		$540	$(427)
Bond Market Index Fund	366	(1)		—	(334)
Core Plus Bond Account	947	(99)		—	(1,316)
Diversified International Fund	219	22		543	(3,171)
Diversified Real Asset Fund	111	5		—	(386)
Equity Income Fund	222	208		264	(1,008)
Global Diversified Income Fund	432	(484)		—	(116)
Global Multi-Strategy Fund	361	(1)		190	(934)
Global Opportunities Fund	—	1,651		—	(1,380)
High Yield Fund I	200	(5)		—	(869)
Inflation Protection Fund	201	(1)		—	(303)
International Small Company Fund	107	11		191	(1,198)
LargeCap Growth Fund I	45	19		1,062	(805)
LargeCap S&P 500 Index Fund	290	(2)		673	(1,652)
LargeCap Value Fund III	193	33		468	(1,096)
MidCap Fund	23	23		666	(1,155)
MidCap Value Fund III	95	(4)		422	(1,517)
Overseas Fund	334	4		700	(3,514)
Short-Term Income Account	302	1		—	(136)
SmallCap Growth Fund I	34	20		363	(519)
SmallCap Value Fund II	63	(8)		376	(774)
	$4,546	$1,549		$6,458	$(22,610)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2030 Account
		December 31, 2018

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 34.03%
Blue Chip Fund (a)	206,077	$4,165
Diversified Real Asset Fund (a)	264,790	2,743
Global Multi-Strategy Fund (a)	617,244	6,259
International Emerging Markets Fund (a)	61,089	1,385
International Small Company Fund (a)	411,177	3,807
LargeCap Growth Fund I (a)	953,750	12,275
MidCap Fund (a)	310,682	7,031
MidCap Value Fund III (a)	309,214	4,740
Origin Emerging Markets Fund (a)	144,372	1,340
SmallCap Growth Fund I (a)	225,347	2,454
SmallCap Value Fund II (a)	252,138	2,267
		$48,466
Principal Funds, Inc. Institutional Class - 52.10%
Bond Market Index Fund (a)	917,295	9,760
Diversified International Fund (a)	1,074,858	11,512
Equity Income Fund (a)	138,053	3,830
High Yield Fund I (a)	879,015	7,946
Inflation Protection Fund (a)	385,556	3,142
LargeCap S&P 500 Index Fund (a)	995,543	15,471
LargeCap Value Fund III (a)	767,191	11,001
Overseas Fund (a)	1,353,193	11,543
		$74,205
Principal Variable Contracts Funds, Inc. Class 1 - 13.87%
Core Plus Bond Account (a)	1,826,933	19,749
TOTAL INVESTMENT COMPANIES		$142,420
Total Investments		$142,420
Other Assets and Liabilities - 0.00%		(5)
TOTAL NET ASSETS - 100.00%		$142,415

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	44.39%
Fixed Income Funds	28.51%
International Equity Funds	20.77%
Specialty Funds	6.33%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2030 Account
December 31, 2018

Affiliated Securities	December 31, 2017	Purchases	Sales	December 31, 2018
	Value	Cost	Proceeds		Value
Blue Chip Fund	$4,053	$881	$605		$4,165
Bond Market Index Fund	8,355	4,001	2,374		9,760
Core Plus Bond Account	17,902	6,580	3,890		19,749
Diversified International Fund	13,802	3,260	2,306		11,512
Diversified Real Asset Fund	3,678	699	1,312		2,743
Equity Income Fund	3,879	1,020	581		3,830
Global Diversified Income Fund	6,987	2,149	8,798		—
Global Multi-Strategy Fund	5,522	2,165	767		6,259
Global Opportunities Fund	10,084	1,310	11,705		—
High Yield Fund I	—	8,833	366		7,946
Inflation Protection Fund	3,094	705	516		3,142
International Emerging Markets Fund	937	900	153		1,385
International Small Company Fund	4,629	1,162	682		3,807
LargeCap Growth Fund I	11,662	3,719	1,763		12,275
LargeCap S&P 500 Index Fund	15,307	4,413	2,364		15,471
LargeCap Value Fund III	11,241	3,318	1,745		11,001
MidCap Fund	6,979	2,410	1,063		7,031
MidCap Value Fund III	5,496	1,831	852		4,740
Origin Emerging Markets Fund	961	853	154		1,340
Overseas Fund	13,770	3,552	2,165		11,543
SmallCap Growth Fund I	2,544	876	383		2,454
SmallCap Value Fund II	2,443	1,090	383		2,267
	$153,325	$55,727	$44,927		$142,420

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$1	$19		$304	$(183)
Bond Market Index Fund	240	(12)		—	(210)
Core Plus Bond Account	608	—		—	(843)
Diversified International Fund	228	4		566	(3,248)
Diversified Real Asset Fund	94	4		—	(326)
Equity Income Fund	125	7		158	(495)
Global Diversified Income Fund	248	(255)		—	(83)
Global Multi-Strategy Fund	260	—		137	(661)
Global Opportunities Fund	—	1,404		—	(1,093)
High Yield Fund I	120	(1)		—	(520)
Inflation Protection Fund	91	—		—	(141)
International Emerging Markets Fund	17	1		30	(300)
International Small Company Fund	120	(2)		215	(1,300)
LargeCap Growth Fund I	72	16		1,725	(1,359)
LargeCap S&P 500 Index Fund	332	50		770	(1,935)
LargeCap Value Fund III	327	29		794	(1,842)
MidCap Fund	25	16		754	(1,311)
MidCap Value Fund III	112	—		487	(1,735)
Origin Emerging Markets Fund	23	1		—	(321)
Overseas Fund	347	—		729	(3,614)
SmallCap Growth Fund I	39	4		410	(587)
SmallCap Value Fund II	72	—		426	(883)
	$3,501	$1,285		$7,505	$(22,990)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2040 Account
		December 31, 2018

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 30.42%
Blue Chip Fund (a)	109,957	$2,222
International Emerging Markets Fund (a)	40,178	911
International Small Company Fund (a)	211,357	1,957
LargeCap Growth Fund I (a)	509,154	6,553
MidCap Value Fund III (a)	190,032	2,913
Origin Emerging Markets Fund (a)	94,641	878
Real Estate Securities Fund (a)	59,764	1,306
SmallCap Growth Fund I (a)	119,921	1,306
SmallCap Value Fund II (a)	137,435	1,236
		$19,282
Principal Funds, Inc. Institutional Class - 59.24%
Bond Market Index Fund (a)	291,140	3,098
Diversified International Fund (a)	586,049	6,277
Equity Income Fund (a)	74,123	2,056
High Yield Fund I (a)	257,915	2,331
LargeCap S&P 500 Index Fund (a)	531,234	8,255
LargeCap Value Fund III (a)	417,081	5,981
MidCap Growth Fund III (a)	344,621	3,267
Overseas Fund (a)	737,830	6,294
		$37,559
Principal Variable Contracts Funds, Inc. Class 1 - 10.35%
Core Plus Bond Account (a)	606,926	6,561
TOTAL INVESTMENT COMPANIES		$63,402
Total Investments		$63,402
Other Assets and Liabilities - (0.01)%		(4)
TOTAL NET ASSETS - 100.00%		$63,398

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55.34%
International Equity Funds	25.75%
Fixed Income Funds	18.92%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2040 Account
December 31, 2018

Affiliated Securities			December 31, 2017	Purchases	Sales	December 31, 2018
			Value	Cost	Proceeds		Value
Blue Chip Fund			$2,097	$535	$320		$2,222
Bond Market Index Fund			2,765	1,177	770		3,098
Core Plus Bond Account			5,442	2,134	757		6,561
Diversified International Fund			7,155	1,729	903		6,277
Equity Income Fund			2,075	525	291		2,056
High Yield Fund I			1,733	1,035	247		2,331
International Emerging Markets Fund			941	315	103		911
International Small Company Fund			2,371	586	347		1,957
LargeCap Growth Fund I			6,358	2,073	1,217		6,553
LargeCap S&P 500 Index Fund			8,172	2,073	1,033		8,255
LargeCap Value Fund III			6,090	1,722	882		5,981
MidCap Growth Fund III			3,376	961	592		3,267
MidCap Value Fund III			3,317	1,018	387		2,913
Origin Emerging Markets Fund			965	274	105		878
Overseas Fund			7,097	1,914	815		6,294
Real Estate Securities Fund			1,484	360	424		1,306
SmallCap Growth Fund I			1,378	483	257		1,306
SmallCap Value Fund II			1,323	538	154		1,236
		$64,139		$19,452	$9,604		$63,402

				Realized Gain/Loss	Realized Gain from		Change in Unrealized
		Income		on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$	— $		7		$160	$(97)
Bond Market Index Fund		74		(4)		—	(70)
Core Plus Bond Account		190		—		—	(258)
Diversified International Fund		124		5		303	(1,709)
Equity Income Fund		67		2		84	(255)
High Yield Fund I		123		—		—	(190)
International Emerging Markets Fund		11		—		20	(242)
International Small Company Fund		60		(1)		108	(652)
LargeCap Growth Fund I		38		19		910	(680)
LargeCap S&P 500 Index Fund		174		8		403	(965)
LargeCap Value Fund III		174		10		423	(959)
MidCap Growth Fund III		48		2		297	(480)
MidCap Value Fund III		67		—		292	(1,035)
Origin Emerging Markets Fund		15		1		—	(257)
Overseas Fund		188		—		389	(1,902)
Real Estate Securities Fund		36		—		20	(114)
SmallCap Growth Fund I		20		2		215	(300)
SmallCap Value Fund II		39		—		227	(471)
		$1,448		$51		$3,851	$(10,636)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2050 Account
		December 31, 2018

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 33.77%
Blue Chip Fund (a)	59,680	$1,206
International Emerging Markets Fund (a)	22,670	514
International Small Company Fund (a)	113,936	1,055
LargeCap Growth Fund I (a)	278,843	3,589
MidCap Value Fund III (a)	104,768	1,606
Origin Emerging Markets Fund (a)	53,400	496
Real Estate Securities Fund (a)	29,904	653
SmallCap Growth Fund I (a)	67,909	739
SmallCap Value Fund II (a)	78,531	706
		$10,564
Principal Funds, Inc. Institutional Class - 60.95%
Bond Market Index Fund (a)	62,872	669
Diversified International Fund (a)	322,199	3,451
Equity Income Fund (a)	40,563	1,125
High Yield Fund I (a)	77,795	703
LargeCap S&P 500 Index Fund (a)	290,815	4,520
LargeCap Value Fund III (a)	230,759	3,309
MidCap Growth Fund III (a)	192,843	1,828
Overseas Fund (a)	405,515	3,459
		$19,064
Principal Variable Contracts Funds, Inc. Class 1 - 5.29%
Core Plus Bond Account (a)	153,139	1,656
TOTAL INVESTMENT COMPANIES		$31,284
Total Investments		$31,284
Other Assets and Liabilities - (0.01)%		(4)
TOTAL NET ASSETS - 100.00%		$31,280

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.64%
International Equity Funds	28.69%
Fixed Income Funds	9.68%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2050 Account
December 31, 2018

Affiliated Securities			December 31, 2017	Purchases	Sales	December 31, 2018
			Value	Cost	Proceeds		Value
Blue Chip Fund			$1,148	$385	$278		$1,206
Bond Market Index Fund			771	270	352		669
Core Plus Bond Account			1,432	669	377		1,656
Diversified International Fund			3,943	1,279	831		3,451
Equity Income Fund			1,132	380	245		1,125
High Yield Fund I			531	370	140		703
International Emerging Markets Fund			505	243	102		514
International Small Company Fund			1,285	420	297		1,055
LargeCap Growth Fund I			3,501	1,420	964		3,589
LargeCap S&P 500 Index Fund			4,521	1,519	983		4,520
LargeCap Value Fund III			3,359	1,232	740		3,309
MidCap Growth Fund III			1,846	686	424		1,828
MidCap Value Fund III			1,810	761	389		1,606
Origin Emerging Markets Fund			520	219	103		496
Overseas Fund			3,914	1,423	828		3,459
Real Estate Securities Fund			701	247	240		653
SmallCap Growth Fund I			751	331	167		739
SmallCap Value Fund II			720	414	156		706
		$32,390		$12,268	$7,616		$31,284

				Realized Gain/Loss	Realized Gain from		Change in Unrealized
		Income		on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$	— $		5		$88	$(54)
Bond Market Index Fund		16		(1)		—	(19)
Core Plus Bond Account		49		(1)		—	(67)
Diversified International Fund		68		2		169	(942)
Equity Income Fund		36		—		46	(142)
High Yield Fund I		38		—		—	(58)
International Emerging Markets Fund		6		—		11	(132)
International Small Company Fund		33		—		59	(353)
LargeCap Growth Fund I		21		13		502	(381)
LargeCap S&P 500 Index Fund		96		4		223	(541)
LargeCap Value Fund III		98		—		237	(542)
MidCap Growth Fund III		27		2		168	(282)
MidCap Value Fund III		38		1		161	(577)
Origin Emerging Markets Fund		9		1		—	(141)
Overseas Fund		104		2		217	(1,052)
Real Estate Securities Fund		18		—		10	(55)
SmallCap Growth Fund I		12		1		122	(177)
SmallCap Value Fund II		22		—		129	(272)
		$691		$29		$2,142	$(5,787)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2060 Account
		December 31, 2018

INVESTMENT COMPANIES - 100.09%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 35.71%
Blue Chip Fund (a)	9,262	$187
International Emerging Markets Fund (a)	3,841	87
International Small Company Fund (a)	17,223	160
LargeCap Growth Fund I (a)	43,119	555
MidCap Value Fund III (a)	16,767	257
Origin Emerging Markets Fund (a)	9,093	84
Real Estate Securities Fund (a)	4,504	99
SmallCap Growth Fund I (a)	10,950	119
SmallCap Value Fund II (a)	12,499	112
		$1,660
Principal Funds, Inc. Institutional Class - 62.16%
Bond Market Index Fund (a)	2,563	27
Diversified International Fund (a)	50,666	543
Equity Income Fund (a)	6,322	175
High Yield Fund I (a)	11,321	102
LargeCap S&P 500 Index Fund (a)	45,015	700
LargeCap Value Fund III (a)	35,692	512
MidCap Growth Fund III (a)	30,284	287
Overseas Fund (a)	63,763	544
		$2,890
Principal Variable Contracts Funds, Inc. Class 1 - 2.22%
Core Plus Bond Account (a)	9,479	103
TOTAL INVESTMENT COMPANIES		$4,653
Total Investments		$4,653
Other Assets and Liabilities - (0.09)%		(4)
TOTAL NET ASSETS - 100.00%		$4,649

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	64.60%
International Equity Funds	30.50%
Fixed Income Funds	4.99%
Other Assets and Liabilities	(0.09)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2060 Account
December 31, 2018

Affiliated Securities			December 31, 2017	Purchases	Sales	December 31, 2018
			Value	Cost	Proceeds	Value
Blue Chip Fund			$204	$164	$179		$187
Bond Market Index Fund			81	72	124		27
Core Plus Bond Account			150	134	173		103
Diversified International Fund			715	590	617		543
Equity Income Fund			203	167	174		175
High Yield Fund I			103	108	100		102
International Emerging Markets Fund			98	91	79		87
International Small Company Fund			234	183	205		160
LargeCap Growth Fund I			623	534	564		555
LargeCap S&P 500 Index Fund			817	657	703		700
LargeCap Value Fund III			605	508	523		512
MidCap Growth Fund III			337	281	296		287
MidCap Value Fund III			335	307	293		257
Origin Emerging Markets Fund			93	95	81		84
Overseas Fund			711	612	617		544
Real Estate Securities Fund			130	111	135		99
SmallCap Growth Fund I			140	124	121		119
SmallCap Value Fund II			135	138	120		112
			$5,714	$4,876	$5,104		$4,653

		Realized Gain/Loss				Realized Gain from	Change in Unrealized
		Income	on Investments			Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$	— $	5			$13	$(7)
Bond Market Index Fund		1	(2)			—	—
Core Plus Bond Account		4	(2)			—	(6)
Diversified International Fund		11	1			25	(146)
Equity Income Fund		6	—			7	(21)
High Yield Fund I		7	—			—	(9)
International Emerging Markets Fund		1	—			2	(23)
International Small Company Fund		5	—			9	(52)
LargeCap Growth Fund I		3	13			76	(51)
LargeCap S&P 500 Index Fund		14	5			33	(76)
LargeCap Value Fund III		15	1			35	(79)
MidCap Growth Fund III		4	2			25	(37)
MidCap Value Fund III		6	—			26	(92)
Origin Emerging Markets Fund		1	1			—	(24)
Overseas Fund		16	1			33	(163)
Real Estate Securities Fund		3	—			2	(7)
SmallCap Growth Fund I		2	2			19	(26)
SmallCap Value Fund II		4	—			20	(41)
		$103	$27			$325	$(860)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime Strategic Income Account
		December 31, 2018

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 17.10%
Blue Chip Fund (a)	39,607	$800
Diversified Real Asset Fund (a)	35,593	369
Global Multi-Strategy Fund (a)	142,312	1,443
International Small Company Fund (a)	17,842	165
MidCap Fund (a)	23,864	540
SmallCap Growth Fund I (a)	10,149	111
SmallCap Value Fund II (a)	11,736	106
		$3,534
Principal Funds, Inc. Institutional Class - 37.47%
Bond Market Index Fund (a)	224,799	2,391
Diversified International Fund (a)	48,648	521
Equity Income Fund (a)	23,859	662
High Yield Fund I (a)	214,692	1,941
Inflation Protection Fund (a)	119,726	976
LargeCap S&P 500 Index Fund (a)	46,837	728
Overseas Fund (a)	61,371	523
		$7,742
Principal Variable Contracts Funds, Inc. Class 1 - 45.44%
Core Plus Bond Account (a)	427,743	4,624
Short-Term Income Account (a)	1,891,480	4,766
		$9,390
TOTAL INVESTMENT COMPANIES		$20,666
Total Investments		$20,666
Other Assets and Liabilities - (0.01)%		(2)
TOTAL NET ASSETS - 100.00%		$20,664

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	71.13%
Domestic Equity Funds	14.26%
Specialty Funds	8.77%
International Equity Funds	5.85%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
December 31, 2018

Affiliated Securities			December 31, 2017	Purchases	Sales	December 31, 2018
			Value	Cost	Proceeds	Value
Blue Chip Fund			$856	$159	$189		$800
Bond Market Index Fund			2,731	609	883		2,391
Core Plus Bond Account			5,410	1,108	1,653		4,624
Diversified International Fund			789	159	272		521
Diversified Real Asset Fund			623	93	305		369
Equity Income Fund			846	143	248		662
Global Diversified Income Fund			2,534	357	2,785		—
Global Multi-Strategy Fund			1,553	454	410		1,443
Global Opportunities Fund			439	59	510		—
High Yield Fund I			—	2,165	95		1,941
Inflation Protection Fund			1,133	204	316		976
International Small Company Fund			275	43	93		165
LargeCap S&P 500 Index Fund			808	190	184		728
MidCap Fund			671	134	171		540
Overseas Fund			782	172	259		523
Short-Term Income Account			4,922	1,100	1,199		4,766
SmallCap Growth Fund I			133	35	33		111
SmallCap Value Fund II			128	48	29		106
			$24,633	$7,232	$9,634		$20,666

				Realized Gain/Loss		Realized Gain from	Change in Unrealized
		Income		on Investments		Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$	— $	20			$58	$(46)
Bond Market Index Fund		58	(13)			—	(53)
Core Plus Bond Account		161	(17)			—	(224)
Diversified International Fund		10	15			25	(170)
Diversified Real Asset Fund		13	1			—	(43)
Equity Income Fund		24	43			27	(122)
Global Diversified Income Fund		75	500			—	(606)
Global Multi-Strategy Fund		60	—			31	(154)
Global Opportunities Fund		—	64			—	(52)
High Yield Fund I		31	(1)			—	(128)
Inflation Protection Fund		28	8			—	(53)
International Small Company Fund		5	5			9	(65)
LargeCap S&P 500 Index Fund		16	3			36	(89)
MidCap Fund		2	37			58	(131)
Overseas Fund		16	2			33	(174)
Short-Term Income Account		108	—			—	(57)
SmallCap Growth Fund I		2	2			19	(26)
SmallCap Value Fund II		3	—			20	(41)
		$612	$669			$316	$(2,234)
Amounts in thousands

See accompanying notes.

Schedule of Investments
Real Estate Securities Account
December 31, 2018

COMMON STOCKS - 98.97%	Shares Held Value (000's)			(a)		Non-income producing security
Lodging - 4.34%				(b)		Restricted Security. Please see Restricted Security Sub-Schedule for more
Extended Stay America Inc		97,853	$1,517			information.
Hilton Grand Vacations Inc (a)		49,331	1,302	(c)		Affiliated Security. Security is either an affiliate (and registered under the
Hilton Worldwide Holdings Inc		43,489	3,122			Investment Company Act of 1940) or an affiliate as defined by the Investment
			$5,941			Company Act of 1940 (controls 5.0% or more of the outstanding voting
REITs - 92.79%						shares of the security). Please see affiliated sub-schedule for transactional
Alexandria Real Estate Equities Inc		49,808	5,740			information.
American Homes 4 Rent		118,685	2,356	(d)		Current yield shown is as of period end.
American Tower Corp		10,444	1,652
Apartment Investment & Management Co		99,524	4,367			Portfolio Summary (unaudited)
AvalonBay Communities Inc		48,440	8,431	Sector				Percent
Boston Properties Inc		21,447	2,414	Financial				92.79%
Corporate Office Properties Trust		42,050	884	Consumer, Cyclical				4.34%
Crown Castle International Corp		12,641	1,373	Technology				1.84%
CubeSmart		72,134	2,070	Investment Companies				0.67%
Duke Realty Corp		78,766	2,040	Other Assets and Liabilities				0.36%
EPR Properties		44,767	2,866	TOTAL NET ASSETS				100.00%
Equinix Inc		25,429	8,965
Equity LifeStyle Properties Inc		22,430	2,179
Equity Residential		22,367	1,476
Essex Property Trust Inc		25,884	6,347
Extra Space Storage Inc		49,800	4,506
First Industrial Realty Trust Inc		38,082	1,099
HCP Inc		48,460	1,353
Healthcare Trust of America Inc		151,556	3,836
Hudson Pacific Properties Inc		55,232	1,605
Invitation Homes Inc		278,458	5,591
Kilroy Realty Corp		45,841	2,882
Liberty Property Trust		38,220	1,601
Physicians Realty Trust		74,241	1,190
Prologis Inc		162,437	9,538
Public Storage		12,572	2,545
Regency Centers Corp		76,731	4,503
Saul Centers Inc		13,644	644
Simon Property Group Inc		47,040	7,902
Spirit Realty Capital Inc		66,626	2,349
STORE Capital Corp		139,725	3,956
Sun Communities Inc		36,920	3,755
Sunstone Hotel Investors Inc		178,533	2,323
Tanger Factory Outlet Centers Inc		44,717	904
Taubman Centers Inc		26,700	1,215
Terreno Realty Corp		30,410	1,070
VICI Properties Inc (b)		39,472	741
Vornado Realty Trust		19,903	1,235
Welltower Inc		97,135	6,742
Weyerhaeuser Co		37,010	809
			$127,054
Software - 1.84%
InterXion Holding NV (a)		46,595	2,524
TOTAL COMMON STOCKS			$135,519
INVESTMENT COMPANIES - 0.67%	Shares Held Value (000's)
Money Market Funds - 0.67%
Principal Government Money Market Fund		911,476	911
2.11%(c),(d)
TOTAL INVESTMENT COMPANIES			$911
Total Investments			$136,430
Other Assets and Liabilities - 0.36%			492
TOTAL NET ASSETS - 100.00%			$136,922

Affiliated Securities		December 31, 2017				Purchases	Sales	December 31, 2018
		Value				Cost	Proceeds	Value
Principal Government Money Market Fund 2.11%	$			190		$17,813	$17,092	$911
	$			190		$17,813	$17,092	$911

			Realized Gain/Loss				Realized Gain from	Change in Unrealized
		Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.11%		$7			$—		$—	$—
		$7			$—		$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Real Estate Securities Account
December 31, 2018

Restricted Securities

Security Name	Acquisition Date	Cost	Value	Percent of Net Assets
VICI Properties Inc	02/01/2018-11/15/2018	$806	$741	0.54%
Total			$741	0.54%
Amounts in thousands.

See accompanying notes.

		Schedule of Investments
		SAM Balanced Portfolio
		December 31, 2018

INVESTMENT COMPANIES - 99.91%	Shares Held Value (000's)
Money Market Funds - 0.31%
Principal Government Money Market Fund	2,067,003	$2,067
2.11%(a),(b)
Principal Exchange-Traded Funds - 19.52%
Principal Active Global Dividend Income ETF (a)	1,237,500	30,012
Principal EDGE Active Income ETF (a)	228,100	8,651
Principal Investment Grade Corporate Active	439,000	10,579
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	2,665,200	66,603
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	504,100	14,004
ETF (a)
		$129,849
Principal Funds, Inc. Class R-6 - 30.02%
Blue Chip Fund (a)	2,711,268	54,795
Diversified Real Asset Fund (a)	2,163,005	22,409
EDGE MidCap Fund (a)	2,038,043	24,457
Global Multi-Strategy Fund (a)	2,597,223	26,336
Global Real Estate Securities Fund (a)	2,306,534	20,436
High Yield Fund (a)	1,528,701	10,242
International Emerging Markets Fund (a)	364,271	8,258
International Small Company Fund (a)	798,313	7,392
Preferred Securities Fund (a)	1,913,377	17,967
Real Estate Debt Income Fund (a)	788,415	7,387
		$199,679
Principal Funds, Inc. Institutional Class - 19.95%
Diversified International Fund (a)	6,641,220	71,127
Inflation Protection Fund (a)	1,368,292	11,152
Short-Term Income Fund (a)	4,199,941	50,441
		$132,720
Principal Variable Contracts Funds, Inc. Class 1 - 30.11%
Equity Income Account (a)	3,507,656	80,186
Government & High Quality Bond Account (a)	4,237,042	40,125
Income Account (a)	7,988,765	79,967
		$200,278
TOTAL INVESTMENT COMPANIES		$664,593
Total Investments		$664,593
Other Assets and Liabilities - 0.09%		620
TOTAL NET ASSETS - 100.00%		$665,213

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	36.10%
Fixed Income Funds	35.55%
International Equity Funds	20.62%
Specialty Funds	7.33%
Investment Companies	0.31%
Other Assets and Liabilities	0.09%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Balanced Portfolio
December 31, 2018

Affiliated Securities	December 31, 2017	Purchases	Sales	December 31, 2018
	Value	Cost	Proceeds		Value
Blue Chip Fund	$48,993	$14,082	$5,625		$54,795
Diversified International Fund	92,034	8,097	9,104		71,127
Diversified Real Asset Fund	27,839	1,900	4,634		22,409
EDGE MidCap Fund	23,184	8,037	3,736		24,457
Equity Income Account	92,831	9,286	10,678		80,186
Global Multi-Strategy Fund	36,482	1,944	9,191		26,336
Global Real Estate Securities Fund	22,121	2,910	3,084		20,436
Government & High Quality Bond Account	42,349	7,407	8,438		40,125
High Yield Fund	11,818	1,615	1,989		10,242
Income Account	97,340	8,864	23,133		79,967
Inflation Protection Fund	12,453	1,008	1,786		11,152
International Emerging Markets Fund	18,357	417	7,374		8,258
International Small Company Fund	10,659	698	1,445		7,392
LargeCap Growth Fund	11,955	—	12,713		—
LargeCap Value Fund	30,986	—	31,500		—
Preferred Securities Fund	20,433	2,878	3,373		17,967
Principal Active Global Dividend Income ETF	31,640	3,034	—		30,012
Principal Capital Appreciation Fund	12,120	—	12,406		—
Principal EDGE Active Income ETF	8,640	773	—		8,651
Principal Government Money Market Fund 2.11%	2,304	65,129	65,366		2,067
Principal Investment Grade Corporate Active ETF	—	10,822	—		10,579
Principal U.S. Mega-Cap Multi-Factor Index ETF	37,883	41,953	9,922		66,603
Principal U.S. Small-Cap Multi-Factor Index ETF	14,900	1,999	1,046		14,004
Real Estate Debt Income Fund	7,323	1,329	1,120		7,387
Short-Term Income Fund	54,812	5,932	9,669		50,441
Small-MidCap Dividend Income Fund	18,969	—	18,904		—
	$788,425	$200,114	$256,236		$664,593

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$8	$79		$3,986	$(2,734)
Diversified International Fund	1,409	292		3,485	(20,192)
Diversified Real Asset Fund	770	145		—	(2,841)
EDGE MidCap Fund	413	96		1,200	(3,124)
Equity Income Account	2,057	320		5,135	(11,573)
Global Multi-Strategy Fund	1,108	381		585	(3,280)
Global Real Estate Securities Fund	634	(5)		144	(1,506)
Government & High Quality Bond Account	1,525	(269)		—	(924)
High Yield Fund	717	(63)		—	(1,139)
Income Account	3,591	251		—	(3,355)
Inflation Protection Fund	327	(43)		—	(480)
International Emerging Markets Fund	99	924		179	(4,066)
International Small Company Fund	233	160		415	(2,680)
LargeCap Growth Fund	—	1,075		—	(317)
LargeCap Value Fund	—	(2,306)		—	2,820
Preferred Securities Fund	1,089	(152)		—	(1,819)
Principal Active Global Dividend Income ETF	823	—		369	(4,662)
Principal Capital Appreciation Fund	—	2,479		—	(2,193)
Principal EDGE Active Income ETF	425	—		77	(762)
Principal Government Money Market Fund 2.11%	76	—		—	—
Principal Investment Grade Corporate Active ETF	276	—		9	(243)
Principal U.S. Mega-Cap Multi-Factor Index ETF	1,597	(39)		—	(3,272)
Principal U.S. Small-Cap Multi-Factor Index ETF	183	77		—	(1,926)
Real Estate Debt Income Fund	299	(34)		—	(111)
Short-Term Income Fund	1,213	(139)		—	(495)
Small-MidCap Dividend Income Fund	—	7,788		—	(7,853)
	$18,872	$11,017		$15,584	$(78,727)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		December 31, 2018

INVESTMENT COMPANIES - 99.94%	Shares Held Value (000's)
Money Market Funds - 0.51%
Principal Government Money Market Fund	897,199	$897
2.11%(a),(b)
Principal Exchange-Traded Funds - 14.45%
Principal Active Global Dividend Income ETF (a)	133,000	3,226
Principal EDGE Active Income ETF (a)	126,800	4,809
Principal Investment Grade Corporate Active	176,400	4,251
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	431,800	10,791
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	78,200	2,172
ETF (a)
		$25,249
Principal Funds, Inc. Class R-6 - 28.39%
Blue Chip Fund (a)	461,131	9,319
Diversified Real Asset Fund (a)	488,527	5,061
EDGE MidCap Fund (a)	330,193	3,962
Global Diversified Income Fund (a)	364,397	4,642
Global Multi-Strategy Fund (a)	687,259	6,969
Global Real Estate Securities Fund (a)	442,062	3,917
High Yield Fund (a)	651,047	4,362
International Emerging Markets Fund (a)	59,425	1,347
International Small Company Fund (a)	144,167	1,335
Preferred Securities Fund (a)	753,311	7,074
Real Estate Debt Income Fund (a)	172,415	1,616
		$49,604
Principal Funds, Inc. Institutional Class - 21.40%
Diversified International Fund (a)	1,136,633	12,173
Inflation Protection Fund (a)	582,320	4,746
Short-Term Income Fund (a)	1,705,660	20,485
		$37,404
Principal Variable Contracts Funds, Inc. Class 1 - 35.19%
Equity Income Account (a)	604,848	13,827
Government & High Quality Bond Account (a)	1,890,506	17,903
Income Account (a)	2,973,313	29,763
		$61,493
TOTAL INVESTMENT COMPANIES		$174,647
Total Investments		$174,647
Other Assets and Liabilities - 0.06%		99
TOTAL NET ASSETS - 100.00%		$174,746

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	54.36%
Domestic Equity Funds	22.93%
International Equity Funds	12.59%
Specialty Funds	9.55%
Investment Companies	0.51%
Other Assets and Liabilities	0.06%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Balanced Portfolio
December 31, 2018

Affiliated Securities	December 31, 2017	Purchases	Sales	December 31, 2018
	Value	Cost	Proceeds		Value
Blue Chip Fund	$6,344	$4,606	$1,075		$9,319
Diversified International Fund	15,446	2,457	2,375		12,173
Diversified Real Asset Fund	6,054	565	948		5,061
EDGE MidCap Fund	4,369	919	842		3,962
Equity Income Account	14,685	2,736	1,688		13,827
Global Diversified Income Fund	5,258	785	886		4,642
Global Multi-Strategy Fund	8,105	1,006	1,379		6,969
Global Real Estate Securities Fund	3,408	1,540	746		3,917
Government & High Quality Bond Account	19,308	2,095	2,950		17,903
High Yield Fund	5,057	690	895		4,362
Income Account	37,038	3,170	9,281		29,763
Inflation Protection Fund	5,097	659	794		4,746
International Emerging Markets Fund	3,293	126	1,545		1,347
International Small Company Fund	1,698	370	281		1,335
LargeCap Growth Fund	2,457	—	2,624		—
LargeCap Value Fund	6,784	—	6,902		—
Preferred Securities Fund	8,013	1,140	1,309		7,074
Principal Active Global Dividend Income ETF	4,424	—	693		3,226
Principal Capital Appreciation Fund	2,028	—	2,080		—
Principal EDGE Active Income ETF	5,234	—	—		4,809
Principal Government Money Market Fund 2.11%	634	12,562	12,299		897
Principal Investment Grade Corporate Active ETF	—	4,348	—		4,251
Principal U.S. Mega-Cap Multi-Factor Index ETF	5,974	7,068	1,719		10,791
Principal U.S. Small-Cap Multi-Factor Index ETF	2,575	62	173		2,172
Real Estate Debt Income Fund	1,706	178	235		1,616
Short-Term Income Fund	22,090	2,378	3,728		20,485
Small-MidCap Dividend Income Fund	1,971	—	1,966		—
	$199,050	$49,460	$59,413		$174,647

	Realized Gain/Loss		Realized Gain from		Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$1	$4		$676	$(560)
Diversified International Fund	241	102		595	(3,457)
Diversified Real Asset Fund	173	9		—	(619)
EDGE MidCap Fund	67	25		193	(509)
Equity Income Account	339	(1)		845	(1,905)
Global Diversified Income Fund	234	(29)		—	(486)
Global Multi-Strategy Fund	293	8		155	(771)
Global Real Estate Securities Fund	118	(14)		28	(271)
Government & High Quality Bond Account	700	(171)		—	(379)
High Yield Fund	298	7		—	(497)
Income Account	1,339	6		—	(1,170)
Inflation Protection Fund	138	(17)		—	(199)
International Emerging Markets Fund	16	211		29	(738)
International Small Company Fund	42	12		75	(464)
LargeCap Growth Fund	—	268		—	(101)
LargeCap Value Fund	—	(277)		—	395
Preferred Securities Fund	425	(54)		—	(716)
Principal Active Global Dividend Income ETF	98	60		40	(565)
Principal Capital Appreciation Fund	—	423		—	(371)
Principal EDGE Active Income ETF	237	—		43	(425)
Principal Government Money Market Fund 2.11%	14	—		—	—
Principal Investment Grade Corporate Active ETF	111	—		4	(97)
Principal U.S. Mega-Cap Multi-Factor Index ETF	261	4		—	(536)
Principal U.S. Small-Cap Multi-Factor Index ETF	28	35		—	(327)
Real Estate Debt Income Fund	66	(7)		—	(26)
Short-Term Income Fund	488	(50)		—	(205)
Small-MidCap Dividend Income Fund	—	816		—	(821)
	$5,727	$1,370		$2,683	$(15,820)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	SAM Conservative Growth Portfolio
		December 31, 2018

INVESTMENT COMPANIES - 99.90%	Shares Held Value (000's)
Money Market Funds - 0.26%
Principal Government Money Market Fund	796,873	$797
2.11%(a),(b)
Principal Exchange-Traded Funds - 19.95%
Principal Active Global Dividend Income ETF (a)	378,000	9,167
Principal Investment Grade Corporate Active	86,500	2,084
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	1,637,800	40,929
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	333,900	9,276
ETF (a)
		$61,456
Principal Funds, Inc. Class R-6 - 33.85%
Blue Chip Fund (a)	1,765,882	35,689
Diversified Real Asset Fund (a)	1,130,820	11,715
EDGE MidCap Fund (a)	1,475,600	17,707
Global Multi-Strategy Fund (a)	496,436	5,034
Global Real Estate Securities Fund (a)	1,227,389	10,875
International Small Company Fund (a)	503,570	4,663
Multi-Manager Equity Long/Short Fund (a)	905,048	7,946
Origin Emerging Markets Fund (a)	588,981	5,466
Preferred Securities Fund (a)	547,098	5,137
		$104,232
Principal Funds, Inc. Institutional Class - 20.57%
Diversified International Fund (a)	4,475,495	47,933
Short-Term Income Fund (a)	1,284,283	15,424
		$63,357
Principal Variable Contracts Funds, Inc. Class 1 - 25.27%
Equity Income Account (a)	2,279,427	52,108
Government & High Quality Bond Account (a)	1,016,784	9,629
Income Account (a)	1,606,957	16,085
		$77,822
TOTAL INVESTMENT COMPANIES		$307,664
Total Investments		$307,664
Other Assets and Liabilities - 0.10%		297
TOTAL NET ASSETS - 100.00%		$307,961

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	50.56%
International Equity Funds	25.35%
Fixed Income Funds	15.71%
Specialty Funds	8.02%
Investment Companies	0.26%
Other Assets and Liabilities	0.10%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Growth Portfolio
December 31, 2018

Affiliated Securities	December 31, 2017	Purchases		Sales	December 31, 2018
	Value	Cost		Proceeds		Value
Blue Chip Fund	$26,896	$14,225		$3,254		$35,689
Diversified International Fund	59,933	6,539		5,137		47,933
Diversified Real Asset Fund	13,646	1,104		1,622		11,715
EDGE MidCap Fund	18,803	3,167		2,006		17,707
Equity Income Account	44,082	20,115		4,775		52,108
Global Multi-Strategy Fund	5,732	710		856		5,034
Global Real Estate Securities Fund	6,797	6,255		1,389		10,875
Government & High Quality Bond Account	9,813	1,605		1,498		9,629
Income Account	18,397	2,049		3,743		16,085
International Small Company Fund	6,270	634		663		4,663
LargeCap Growth Fund	10,129	—		10,782		—
LargeCap Value Fund	22,090	—		22,468		—
Multi-Manager Equity Long/Short Fund	9,429	1,294		1,172		7,946
Origin Emerging Markets Fund	11,948	262		4,752		5,466
Preferred Securities Fund	5,083	1,288		703		5,137
Principal Active Global Dividend Income ETF	10,584	—		—		9,167
Principal Capital Appreciation Fund	9,309	—		9,529		—
Principal Government Money Market Fund 2.11%	509	32,647		32,359		797
Principal Investment Grade Corporate Active ETF	—	2,130		—		2,084
Principal U.S. Mega-Cap Multi-Factor Index ETF	22,315	25,922		5,253		40,929
Principal U.S. Small-Cap Multi-Factor Index ETF	9,059	1,983		520		9,276
Short-Term Income Fund	16,122	2,304		2,812		15,424
Small-MidCap Dividend Income Fund	10,164	—		10,124		—
	$347,110	$124,233		$125,417		$307,664

	Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$5	$(136	) $		2,591	$(2,042)
Diversified International Fund	947	(64)			2,343	(13,338)
Diversified Real Asset Fund	400	(27)			—	(1,386)
EDGE MidCap Fund	298	16			864	(2,273)
Equity Income Account	1,291	(304)			3,222	(7,010)
Global Multi-Strategy Fund	209	15			110	(567)
Global Real Estate Securities Fund	312	(38)			76	(750)
Government & High Quality Bond Account	374	(107)			—	(184)
Income Account	726	(142)			—	(476)
International Small Company Fund	147	13			261	(1,591)
LargeCap Growth Fund	—	676			—	(23)
LargeCap Value Fund	—	(1,414)			—	1,792
Multi-Manager Equity Long/Short Fund	126	(4)			787	(1,601)
Origin Emerging Markets Fund	95	843			—	(2,835)
Preferred Securities Fund	288	(35)			—	(496)
Principal Active Global Dividend Income ETF	251	—			113	(1,417)
Principal Capital Appreciation Fund	—	1,890			—	(1,670)
Principal Government Money Market Fund 2.11%	30	—			—	—
Principal Investment Grade Corporate Active ETF	52	—			2	(46)
Principal U.S. Mega-Cap Multi-Factor Index ETF	979	25			—	(2,080)
Principal U.S. Small-Cap Multi-Factor Index ETF	120	29			—	(1,275)
Short-Term Income Fund	365	(42)			—	(148)
Small-MidCap Dividend Income Fund	—	4,028			—	(4,068)
	$7,015	$5,222			$10,369	$(43,484)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	SAM Flexible Income Portfolio
		December 31, 2018

INVESTMENT COMPANIES - 99.94%	Shares Held Value (000's)
Money Market Funds - 0.89%
Principal Government Money Market Fund	1,632,262	$1,632
2.11%(a),(b)
Principal Exchange-Traded Funds - 16.50%
Principal Active Global Dividend Income ETF (a)	505,300	12,255
Principal EDGE Active Income ETF (a)	149,500	5,670
Principal Investment Grade Corporate Active	243,500	5,868
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	253,600	6,337
ETF (a)
		$30,130
Principal Funds, Inc. Class R-6 - 22.12%
Blue Chip Fund (a)	93,375	1,887
EDGE MidCap Fund (a)	209,601	2,515
Global Diversified Income Fund (a)	704,792	8,979
Global Real Estate Securities Fund (a)	764,275	6,772
High Yield Fund (a)	1,142,564	7,655
Preferred Securities Fund (a)	978,112	9,184
Real Estate Debt Income Fund (a)	363,455	3,406
		$40,398
Principal Funds, Inc. Institutional Class - 19.41%
Inflation Protection Fund (a)	1,497,559	12,205
Short-Term Income Fund (a)	1,936,559	23,258
		$35,463
Principal Variable Contracts Funds, Inc. Class 1 - 41.02%
Equity Income Account (a)	492,249	11,253
Government & High Quality Bond Account (a)	2,217,564	21,000
Income Account (a)	4,263,902	42,682
		$74,935
TOTAL INVESTMENT COMPANIES		$182,558
Total Investments		$182,558
Other Assets and Liabilities - 0.06%		117
TOTAL NET ASSETS - 100.00%		$182,675

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	71.67%
Domestic Equity Funds	12.04%
International Equity Funds	10.42%
Specialty Funds	4.92%
Investment Companies	0.89%
Other Assets and Liabilities	0.06%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Flexible Income Portfolio
December 31, 2018

Affiliated Securities		December 31, 2017	Purchases	Sales	December 31, 2018
		Value	Cost	Proceeds		Value
Blue Chip Fund	$	— $	2,262 $	— $		1,887
Diversified International Fund		1,251	—	1,283		—
EDGE MidCap Fund		1,317	2,452	933		2,515
Equity Income Account		18,387	1,827	7,442		11,253
Global Diversified Income Fund		10,819	1,589	2,431		8,979
Global Real Estate Securities Fund		7,724	1,320	1,769		6,772
Government & High Quality Bond Account		24,468	2,958	5,754		21,000
High Yield Fund		9,653	1,188	2,294		7,655
Income Account		56,197	5,043	16,864		42,682
Inflation Protection Fund		14,106	1,409	2,741		12,205
International Emerging Markets Fund		775	—	815		—
LargeCap Growth Fund		1,928	—	2,050		—
LargeCap Value Fund		3,063	—	3,115		—
Preferred Securities Fund		11,175	1,398	2,367		9,184
Principal Active Global Dividend Income ETF		9,660	4,537	—		12,255
Principal EDGE Active Income ETF		6,171	—	—		5,670
Principal Government Money Market Fund 2.11%		766	17,942	17,076		1,632
Principal Investment Grade Corporate Active ETF		—	6,003	—		5,868
Principal U.S. Mega-Cap Multi-Factor Index ETF		5,263	5,013	3,765		6,337
Real Estate Debt Income Fund		4,065	443	1,026		3,406
Short-Term Income Fund		27,645	2,358	6,429		23,258
Small-MidCap Dividend Income Fund		3,286	—	3,278		—
		$217,719	$57,742	$81,432		$182,558

		Realized Gain/Loss		Realized Gain from		Change in Unrealized
		Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$	— $	— $		136	$(375)
Diversified International Fund		—	286		—	(254)
EDGE MidCap Fund		42	—		123	(321)
Equity Income Account		295	3,106		735	(4,625)
Global Diversified Income Fund		459	10		—	(1,008)
Global Real Estate Securities Fund		209	29		48	(532)
Government & High Quality Bond Account		823	(267)		—	(405)
High Yield Fund		546	3		—	(895)
Income Account		1,940	(15)		—	(1,679)
Inflation Protection Fund		355	(54)		—	(515)
International Emerging Markets Fund		—	226		—	(186)
LargeCap Growth Fund		—	195		—	(73)
LargeCap Value Fund		—	(219)		—	271
Preferred Securities Fund		570	(87)		—	(935)
Principal Active Global Dividend Income ETF		337	—		151	(1,942)
Principal EDGE Active Income ETF		279	—		51	(501)
Principal Government Money Market Fund 2.11%		32	—		—	—
Principal Investment Grade Corporate Active ETF		154	—		5	(135)
Principal U.S. Mega-Cap Multi-Factor Index ETF		175	89		—	(263)
Real Estate Debt Income Fund		146	(31)		—	(45)
Short-Term Income Fund		591	(89)		—	(227)
Small-MidCap Dividend Income Fund		—	1,345		—	(1,353)
		$6,953	$4,527		$1,249	$(15,998)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	SAM Strategic Growth Portfolio
		December 31, 2018

INVESTMENT COMPANIES - 99.87%	Shares Held Value (000's)
Money Market Funds - 0.31%
Principal Government Money Market Fund	797,523	$798
2.11%(a),(b)
Principal Exchange-Traded Funds - 27.35%
Principal Active Global Dividend Income ETF (a)	578,000	14,018
Principal EDGE Active Income ETF (a)	302,600	11,476
Principal U.S. Mega-Cap Multi-Factor Index	1,356,500	33,899
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	374,100	10,392
ETF (a)
		$69,785
Principal Funds, Inc. Class R-6 - 32.24%
Blue Chip Fund (a)	1,871,184	37,817
EDGE MidCap Fund (a)	1,366,166	16,394
Global Real Estate Securities Fund (a)	1,675,037	14,841
International Small Company Fund (a)	483,736	4,479
Origin Emerging Markets Fund (a)	940,835	8,731
		$82,262
Principal Funds, Inc. Institutional Class - 21.10%
Diversified International Fund (a)	4,547,577	48,705
Short-Term Income Fund (a)	426,410	5,121
		$53,826
Principal Variable Contracts Funds, Inc. Class 1 - 18.87%
Equity Income Account (a)	2,106,060	48,144
TOTAL INVESTMENT COMPANIES		$254,815
Total Investments		$254,815
Other Assets and Liabilities - 0.13%		334
TOTAL NET ASSETS - 100.00%		$255,149

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.47%
International Equity Funds	35.58%
Fixed Income Funds	6.51%
Investment Companies	0.31%
Other Assets and Liabilities	0.13%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Strategic Growth Portfolio
December 31, 2018

Affiliated Securities	December 31, 2017	Purchases		Sales	December 31, 2018
	Value	Cost		Proceeds		Value
Blue Chip Fund	$12,466	$32,392		$3,039		$37,817
Diversified International Fund	60,383	7,649		5,691		48,705
EDGE MidCap Fund	11,747	8,983		2,127		16,394
Equity Income Account	33,486	25,336		3,970		48,144
Global Multi-Strategy Fund	4,775	322		5,058		—
Global Real Estate Securities Fund	12,881	4,602		1,509		14,841
International Small Company Fund	6,073	667		720		4,479
LargeCap Growth Fund	11,883	—		12,665		—
LargeCap Value Fund	16,785	—		17,065		—
Multi-Manager Equity Long/Short Fund	6,802	266		7,050		—
Origin Emerging Markets Fund	18,759	843		7,533		8,731
Principal Active Global Dividend Income ETF	13,944	2,273		—		14,018
Principal Capital Appreciation Fund	21,273	—		21,768		—
Principal EDGE Active Income ETF	10,662	1,797		—		11,476
Principal Government Money Market Fund 2.11%	253	28,861		28,316		798
Principal U.S. Mega-Cap Multi-Factor Index ETF	18,441	21,283		4,122		33,899
Principal U.S. Small-Cap Multi-Factor Index ETF	11,346	1,179		634		10,392
Real Estate Debt Income Fund	6,955	595		7,441		—
Short-Term Income Fund	5,094	713		625		5,121
Small-MidCap Dividend Income Fund	6,399	—		6,372		—
	$290,407	$137,761		$135,705		$254,815

	Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$5	$(102	) $		2,743	$(3,900)
Diversified International Fund	966	(95)			2,386	(13,541)
EDGE MidCap Fund	276	(63)			798	(2,146)
Equity Income Account	1,066	(213)			2,660	(6,495)
Global Multi-Strategy Fund	—	124			—	(163)
Global Real Estate Securities Fund	431	4			104	(1,137)
International Small Company Fund	142	17			252	(1,558)
LargeCap Growth Fund	—	901			—	(119)
LargeCap Value Fund	—	(1,519)			—	1,799
Multi-Manager Equity Long/Short Fund	—	505			—	(523)
Origin Emerging Markets Fund	153	960			—	(4,298)
Principal Active Global Dividend Income ETF	354	—			172	(2,199)
Principal Capital Appreciation Fund	—	4,295			—	(3,800)
Principal EDGE Active Income ETF	523	—			103	(983)
Principal Government Money Market Fund 2.11%	35	—			—	—
Principal U.S. Mega-Cap Multi-Factor Index ETF	809	23			—	(1,726)
Principal U.S. Small-Cap Multi-Factor Index ETF	131	107			—	(1,606)
Real Estate Debt Income Fund	164	(123)			—	14
Short-Term Income Fund	117	(8)			—	(53)
Small-MidCap Dividend Income Fund	—	2,636			—	(2,663)
	$5,172	$7,449			$9,218	$(45,097)
Amounts in thousands

See accompanying notes.

Schedule of Investments
Short-Term Income Account
December 31, 2018

INVESTMENT COMPANIES - 3.17%	Shares Held Value (000's)		Principal
Money Market Funds - 3.17%			BONDS (continued)	Amount (000’s) Value (000’s)
Principal Government Money Market Fund	4,856,251	$4,856	Automobile Asset Backed Securities (continued)
2.11%(a),(b)			CPS Auto Trust
TOTAL INVESTMENT COMPANIES		$4,856	1.68%, 08/17/2020(c)	$64	$64
	Principal		2.87%, 09/15/2021(c)	386	386
BONDS - 95.81%	Amount (000's) Value (000's)		Ford Credit Auto Owner Trust 2015-REV2
Aerospace & Defense - 1.19%			2.44%, 01/15/2027(c)	173	172
General Dynamics Corp			Ford Credit Auto Owner Trust 2016-REV2
2.88%, 05/11/2020	$200	$200	2.03%, 12/15/2027(c)	750	732
3.00%, 05/11/2021	250	250	Ford Credit Auto Owner Trust 2017-REV1
Northrop Grumman Corp			2.62%, 08/15/2028(c)	500	493
2.08%, 10/15/2020	150	147	Ford Credit Auto Owner Trust/Ford Credit
2.55%, 10/15/2022	250	242	3.47%, 01/15/2030(c)	400	404
Rockwell Collins Inc			Ford Credit Auto Owner Trust/Ford Credit
3.20%, 03/15/2024	250	241	2014-REV1
United Technologies Corp			2.26%, 11/15/2025(c)	173	172
1.50%, 11/01/2019	400	395	OneMain Direct Auto Receivables Trust 2017-2
1.90%, 05/04/2020	350	344	2.31%, 12/14/2021(c)	670	666
		$1,819	OneMain Direct Auto Receivables Trust 2018-1
Airlines - 0.59%			3.43%, 12/16/2024(c)	500	501
American Airlines 2013-2 Class A Pass Through			Santander Drive Auto Receivables Trust 2015-1
Trust			2.57%, 04/15/2021	28	28
4.95%, 07/15/2024	340	345	Santander Drive Auto Receivables Trust 2015-2
Continental Airlines 2009-2 Class A Pass Through			2.44%, 04/15/2021	66	66
Trust			Santander Drive Auto Receivables Trust 2018-1
7.25%, 05/10/2021	187	192	2.10%, 11/16/2020	68	68
Delta Air Lines 2009-1 Class A Pass Through			Santander Drive Auto Receivables Trust 2018-2
Trust			2.58%, 10/15/2020	363	362
7.75%, 06/17/2021	130	134	Santander Drive Auto Receivables Trust 2018-3
Delta Air Lines 2012-1 Class A Pass Through			2.78%, 03/15/2021	387	387
Trust			Santander Drive Auto Receivables Trust 2018-4
4.75%, 11/07/2021	238	241	2.73%, 04/15/2021	200	200
		$912	3.01%, 03/15/2022	200	200
Automobile Asset Backed Securities - 7.67%			Santander Drive Auto Receivables Trust 2018-5
AmeriCredit Automobile Receivables Trust			2.97%, 07/15/2021	400	400
2014-2			TCF Auto Receivables Owner Trust 2016-PT1
2.57%, 07/08/2020	354	354	1.93%, 06/15/2022(c)	350	346
AmeriCredit Automobile Receivables Trust			Westlake Automobile Receivables Trust 2016-3
2014-3			2.07%, 12/15/2021(c)	102	102
2.58%, 09/08/2020	12	12	Westlake Automobile Receivables Trust 2017-2
AmeriCredit Automobile Receivables Trust			1.80%, 07/15/2020(c)	70	70
2017-4			Westlake Automobile Receivables Trust 2018-1
1.83%, 05/18/2021	107	107	2.24%, 12/15/2020(c)	281	280
Americredit Automobile Receivables Trust 2018-1			Westlake Automobile Receivables Trust 2018-2
3.07%, 12/19/2022	250	250	2.84%, 09/15/2021(c)	180	180
Americredit Automobile Receivables Trust 2018-2			3.20%, 01/16/2024(c)	200	199
3.15%, 03/20/2023	200	201	Westlake Automobile Receivables Trust 2018-3
Americredit Automobile Receivables Trust 2018-3			2.98%, 01/18/2022(c)	300	300
3.11%, 01/18/2022	500	500	3.32%, 10/16/2023(c)	300	301
Bank of The West Auto Trust 2017-1			World Omni Select Auto Trust 2018-1
1.78%, 02/15/2021(c)	114	113	3.24%, 04/15/2022(c)	300	300
Bank of The West Auto Trust 2018-1					$11,753
3.09%, 04/15/2021(c)	400	400	Automobile Floor Plan Asset Backed Securities - 1.76%
Capital Auto Receivables Asset Trust 2017-1			Ally Master Owner Trust
1.76%, 06/22/2020(c)	118	117	2.70%, 01/17/2023	500	496
Capital Auto Receivables Asset Trust 2018-1			3.29%, 05/15/2023	500	503
2.54%, 10/20/2020(c)	479	478	BMW Floorplan Master Owner Trust
Capital Auto Receivables Asset Trust 2018-2			2.78%, 05/15/2023(c)	250	250
3.02%, 02/22/2021(c)	500	500	1.00 x 1 Month USD LIBOR + 0.32%
3.27%, 06/20/2023(c)	250	250	Ford Credit Floorplan Master Owner Trust A
CPS Auto Receivables Trust 2014-C			2.86%, 10/15/2023	250	249
3.77%, 08/17/2020(c)	138	138	1.00 x 1 Month USD LIBOR + 0.40%
CPS Auto Receivables Trust 2017-D			2.92%, 11/15/2021	300	300
1.87%, 03/15/2021(c)	61	61	1.00 x 1 Month USD LIBOR + 0.46%
CPS Auto Receivables Trust 2018-A			Navistar Financial Dealer Note Master Owner
2.16%, 05/17/2021(c)	116	116	Trust II
CPS Auto Receivables Trust 2018-B			3.14%, 09/25/2023(c)	250	250
2.72%, 09/15/2021(c)	245	244	1.00 x 1 Month USD LIBOR + 0.63%
CPS Auto Receivables Trust 2018-D
3.06%, 01/18/2022(c)	533	533

See accompanying notes.

Schedule of Investments
Short-Term Income Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Automobile Floor Plan Asset Backed Securities (continued)			Banks (continued)
Volvo Financial Equipment Master Owner Trust			Fifth Third Bank/Cincinnati OH
2.96%, 11/15/2022(c)	$250	$251	1.63%, 09/27/2019	$250	$247
1.00 x 1 Month USD LIBOR + 0.50%			2.25%, 06/14/2021	300	293
2.98%, 07/17/2023(c)	400	404	Goldman Sachs Group Inc/The
1.00 x 1 Month USD LIBOR + 0.52%			2.30%, 12/13/2019	400	396
		$2,703	3.00%, 04/26/2022	800	775
Automobile Manufacturers - 1.53%			3.62%, 04/26/2022	1,000	989
Daimler Finance North America LLC			3 Month USD LIBOR + 1.11%
1.75%, 10/30/2019(c)	350	345	3.64%, 04/23/2020	400	401
Ford Motor Credit Co LLC			3 Month USD LIBOR + 1.16%
2.02%, 05/03/2019	400	399	4.46%, 02/25/2021	400	406
General Motors Financial Co Inc			3 Month USD LIBOR + 1.77%
3.26%, 04/09/2021	300	293	HSBC Holdings PLC
3 Month USD LIBOR + 0.85%			3.64%, 05/18/2024	250	244
4.15%, 06/19/2023	150	146	3 Month USD LIBOR + 1.00%
PACCAR Financial Corp			ING Groep NV
2.20%, 09/15/2019	323	321	3.15%, 03/29/2022	450	442
3.10%, 05/10/2021	250	249	3.95%, 03/29/2022	250	250
Toyota Motor Credit Corp			3 Month USD LIBOR + 1.15%
2.10%, 01/17/2019	200	200	JPMorgan Chase & Co
2.60%, 01/11/2022	400	394	2.30%, 08/15/2021	250	244
		$2,347	3.39%, 04/25/2023	1,500	1,478
Banks - 19.63%			3 Month USD LIBOR + 0.90%
Bank of America Corp			3.72%, 10/24/2023	500	500
2.50%, 10/21/2022	500	481	3 Month USD LIBOR + 1.23%
2.63%, 10/19/2020	250	247	4.25%, 10/15/2020	750	764
3.00%, 12/20/2023(d)	430	418	KeyBank NA/Cleveland OH
3 Month USD LIBOR + 0.79%			2.35%, 03/08/2019	650	649
3.63%, 01/20/2023	1,350	1,349	2.40%, 06/09/2022	400	387
3 Month USD LIBOR + 1.16%			Morgan Stanley
4.20%, 08/26/2024	500	496	3.17%, 02/10/2021	500	494
Bank of New York Mellon Corp/The			3 Month USD LIBOR + 0.55%
2.20%, 05/15/2019	673	671	3.87%, 04/21/2021	600	603
2.50%, 04/15/2021	300	296	3 Month USD LIBOR + 1.40%
3.57%, 10/30/2023	500	501	3.89%, 10/24/2023	1,400	1,393
3 Month USD LIBOR + 1.05%			3 Month USD LIBOR + 1.40%
BB&T Corp			4.10%, 05/22/2023	300	300
2.05%, 05/10/2021	200	195	PNC Bank NA
3.05%, 04/01/2022	100	100	2.00%, 05/19/2020	500	492
3 Month USD LIBOR + 0.65%			2.70%, 11/01/2022	600	583
3.20%, 02/01/2019	336	336	3.01%, 07/27/2022	400	396
3 Month USD LIBOR + 0.66%			3 Month USD LIBOR + 0.50%
BNP Paribas SA			PNC Financial Services Group Inc/The
3.50%, 03/01/2023(c)	500	485	3.90%, 04/29/2024	150	149
Branch Banking & Trust Co			State Street Corp
2.10%, 01/15/2020	600	594	3.10%, 05/15/2023	688	676
2.63%, 01/15/2022	600	589	SunTrust Bank/Atlanta GA
Capital One NA			2.25%, 01/31/2020	400	395
3.54%, 09/13/2019	500	501	2.45%, 08/01/2022	600	578
3 Month USD LIBOR + 0.77%			3.15%, 08/02/2022	250	247
3.67%, 01/30/2023	600	593	3 Month USD LIBOR + 0.59%
3 Month USD LIBOR + 1.15%			SunTrust Banks Inc
Citigroup Inc			2.90%, 03/03/2021	500	496
2.70%, 03/30/2021	900	887	UBS AG/London
3.45%, 04/25/2022	200	197	2.20%, 06/08/2020(c)	250	246
3 Month USD LIBOR + 0.96%			3.35%, 06/08/2020(c)	250	250
3.50%, 05/15/2023	250	245	3 Month USD LIBOR + 0.58%
3.74%, 05/17/2024	250	244	UBS Group Funding Switzerland AG
3 Month USD LIBOR + 1.10%			3.49%, 05/23/2023(c)	300	293
4.00%, 08/05/2024	274	271	US Bancorp
Credit Suisse Group AG			3.60%, 09/11/2024	650	647
4.02%, 06/12/2024(c)	250	246	US Bank NA/Cincinnati OH
3 Month USD LIBOR + 1.24%			2.00%, 01/24/2020	400	396
4.21%, 06/12/2024(c),(d)	250	249	2.05%, 10/23/2020	300	295
3 Month USD LIBOR + 1.24%			Wells Fargo & Co
Fifth Third Bancorp			3.60%, 01/24/2023	1,000	990
2.60%, 06/15/2022	600	584	3 Month USD LIBOR + 1.11%
4.30%, 01/16/2024	400	405

See accompanying notes.

Schedule of Investments
Short-Term Income Account
December 31, 2018

		Principal			Principal
BONDS (continued)		Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)				Computers - 1.10%
Wells Fargo Bank NA				Apple Inc
2.98%, 07/23/2021		$500	$497	1.90%, 02/07/2020	$200	$198
3 Month USD LIBOR + 0.50%				2.50%, 02/09/2022	400	394
			$30,061	Dell International LLC / EMC Corp
Beverages - 0.93%				3.48%, 06/01/2019(c)	600	598
Anheuser-Busch InBev Finance Inc				International Business Machines Corp
3.30%, 02/01/2023		400	389	2.25%, 02/19/2021	500	490
Anheuser-Busch InBev Worldwide Inc						$1,680
3.17%, 01/12/2024		150	145	Consumer Products - 0.26%
3 Month USD LIBOR + 0.74%				Reckitt Benckiser Treasury Services PLC
Keurig Dr Pepper Inc				3.38%, 06/24/2022(c)	400	393
3.55%, 05/25/2021(c)		250	250	3 Month USD LIBOR + 0.56%
4.06%, 05/25/2023(c)		100	100	Credit Card Asset Backed Securities - 0.20%
PepsiCo Inc				Capital One Multi-Asset Execution Trust
1.35%, 10/04/2019		350	346	2.97%, 09/16/2024	300	301
2.15%, 10/14/2020		200	197	1.00 x 1 Month USD LIBOR + 0.51%
			$1,427	Diversified Financial Services - 1.03%
Biotechnology - 1.53%				American Express Co
Amgen Inc				3.70%, 11/05/2021	150	151
2.20%, 05/22/2019		373	372	GE Capital International Funding Co Unlimited
2.20%, 05/11/2020		200	198	Co
2.65%, 05/11/2022		400	391	2.34%, 11/15/2020	750	724
Biogen Inc				GTP Acquisition Partners I LLC
2.90%, 09/15/2020		500	496	2.35%, 06/15/2045(c)	721	710
Celgene Corp						$1,585
3.25%, 08/15/2022		250	246	Electric - 3.83%
3.63%, 05/15/2024		350	341	Alabama Power Co
Gilead Sciences Inc				2.45%, 03/30/2022	250	243
1.85%, 09/20/2019		300	297	Alliant Energy Finance LLC
			$2,341	3.75%, 06/15/2023(c)	150	151
Building Materials - 0.19%				Black Hills Corp
Martin Marietta Materials Inc				4.25%, 11/30/2023	500	504
3.29%, 12/20/2019		300	299	CenterPoint Energy Inc
3 Month USD LIBOR + 0.50%				3.60%, 11/01/2021	300	301
Chemicals - 0.68%				Dominion Energy Inc
Air Liquide Finance SA				2.58%, 07/01/2020	200	197
1.75%, 09/27/2021(c)		250	239	2.96%, 07/01/2019(f)	650	648
Chevron Phillips Chemical Co LLC / Chevron				Duke Energy Florida LLC
Phillips Chemical Co LP				1.85%, 01/15/2020	400	396
2.45%, 05/01/2020(c)		168	166	3.10%, 08/15/2021	250	250
3.30%, 05/01/2023(c)		200	198	Emera US Finance LP
DowDuPont Inc				2.70%, 06/15/2021	300	292
3.82%, 11/15/2023		250	246	Exelon Corp
3 Month USD LIBOR + 1.11%				3.50%, 06/01/2022	500	489
International Flavors & Fragrances Inc				Fortis Inc/Canada
3.40%, 09/25/2020		100	100	2.10%, 10/04/2021	633	608
Westlake Chemical Corp				Indiantown Cogeneration LP
3.60%, 07/15/2022		100	99	9.77%, 12/15/2020	134	142
			$1,048	San Diego Gas & Electric Co
Commercial Mortgage Backed Securities - 1.13%				1.91%, 02/01/2022	101	99
Ginnie Mae				Sempra Energy
0.49%, 09/16/2055(e),(f)		2,951	93	2.40%, 02/01/2020	250	247
0.70%, 01/16/2054(e),(f)		2,669	92	2.94%, 01/15/2021	500	492
0.76%, 10/16/2054(e),(f)		3,439	113	3 Month USD LIBOR + 0.50%
0.84%, 02/16/2055(e),(f)		5,452	178	Southern California Edison Co
0.87%, 01/16/2055(e),(f)		5,599	224	1.85%, 02/01/2022	207	201
1.06%, 06/16/2045(e),(f)		1,443	80	Texas-New Mexico Power Co
1.37%, 12/16/2036(e),(f)		2,050	109	9.50%, 04/01/2019(c)	202	205
GS Mortgage Securities Trust 2017-GS6				WEC Energy Group Inc
1.95%, 05/10/2050		488	477	3.38%, 06/15/2021	400	400
JPMDB Commercial Mortgage Securities Trust						$5,865
2016-	C4			Electronics - 0.59%
1.54%, 12/15/2049		373	363	Fortive Corp
			$1,729	1.80%, 06/15/2019	35	35
				2.35%, 06/15/2021	300	292
				Honeywell International Inc
				1.85%, 11/01/2021	600	580
						$907

See accompanying notes.

     Schedule of Investments Short-Term Income Account December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker - 11.22%			Insurance (continued)
Fannie Mae			MassMutual Global Funding II
1.38%, 10/07/2021	$650	$631	1.55%, 10/11/2019(c)	$350	$346
1.88%, 04/05/2022	3,000	2,940	2.00%, 04/15/2021(c)	450	438
2.00%, 01/05/2022	1,000	985	2.35%, 04/09/2019(c)	865	864
2.38%, 01/19/2023	4,000	3,970	Metropolitan Life Global Funding I
2.75%, 06/22/2021	1,225	1,232	1.95%, 09/15/2021(c)	470	454
2.88%, 10/30/2020	800	804	2.30%, 04/10/2019(c)	573	572
2.88%, 09/12/2023	1,600	1,619	3.03%, 09/07/2020(c)	250	248
Freddie Mac			United States Secured Overnight Financing
2.38%, 02/16/2021	500	498	Rate + 0.57%
2.38%, 01/13/2022	1,000	996	3.18%, 06/12/2020(c)	250	250
2.50%, 04/23/2020	2,000	1,997	3 Month USD LIBOR + 0.40%
2.75%, 06/19/2023	1,500	1,509	New York Life Global Funding
		$17,181	1.95%, 02/11/2020(c)	400	395
Food - 1.29%			2.00%, 04/13/2021(c)	400	390
Conagra Brands Inc			2.15%, 06/18/2019(c)	124	123
3.22%, 10/22/2020	250	249	3.29%, 06/10/2022(c)	1,000	986
3 Month USD LIBOR + 0.75%			3 Month USD LIBOR + 0.52%
3.80%, 10/22/2021	100	100			$7,073
Kraft Heinz Foods Co			Internet - 0.49%
3.19%, 02/10/2021	400	397	Amazon.com Inc
3 Month USD LIBOR + 0.57%			2.40%, 02/22/2023	500	484
4.00%, 06/15/2023	150	150	2.60%, 12/05/2019	273	272
Mondelez International Holdings Netherlands BV					$756
1.63%, 10/28/2019(c)	500	493	Machinery - Construction & Mining - 0.32%
Tyson Foods Inc			Caterpillar Financial Services Corp
2.25%, 08/23/2021	150	145	2.55%, 11/29/2022	500	486
3.10%, 08/21/2020	200	197	Machinery - Diversified - 0.39%
3 Month USD LIBOR + 0.45%			John Deere Capital Corp
3.16%, 05/30/2019	250	250	2.05%, 03/10/2020	350	346
3 Month USD LIBOR + 0.45%			3.32%, 06/07/2023	250	246
		$1,981	3 Month USD LIBOR + 0.55%
Healthcare - Products - 0.49%					$592
Medtronic Global Holdings SCA			Media - 0.98%
1.70%, 03/28/2019	500	499	Comcast Corp
Medtronic Inc			2.85%, 10/01/2021	250	247
2.50%, 03/15/2020	250	249	3 Month USD LIBOR + 0.44%
		$748	3.30%, 10/01/2020	250	251
Healthcare - Services - 0.44%			Time Warner Cable LLC
Humana Inc			8.25%, 04/01/2019	505	511
2.50%, 12/15/2020	100	98	Walt Disney Co/The
Roche Holdings Inc			1.95%, 03/04/2020	500	495
3.14%, 09/30/2019(c)	323	323			$1,504
3 Month USD LIBOR + 0.34%			Mining - 0.13%
UnitedHealth Group Inc			Glencore Funding LLC
1.95%, 10/15/2020	250	246	4.13%, 05/30/2023(c)	200	196
		$667	Miscellaneous Manufacturers - 0.81%
Home Equity Asset Backed Securities - 0.01%			General Electric Co
RASC Series 2005-AHL2 Trust			5.50%, 01/08/2020	150	152
2.86%, 10/25/2035	18	18	Ingersoll-Rand Global Holding Co Ltd
1.00 x 1 Month USD LIBOR + 0.35%			2.90%, 02/21/2021	500	495
Housewares - 0.26%			Siemens Financieringsmaatschappij NV
Newell Brands Inc			2.20%, 03/16/2020(c)	350	346
2.60%, 03/29/2019	200	200	3.40%, 03/16/2022(c)	250	250
3.85%, 04/01/2023	200	197	3 Month USD LIBOR + 0.61%
		$397			$1,243
Insurance - 4.62%			Mortgage Backed Securities - 6.04%
Allstate Corp/The			Alternative Loan Trust 2004-J8
3.43%, 03/29/2023	250	245	6.00%, 02/25/2017	4	4
3 Month USD LIBOR + 0.63%			Banc of America Funding 2004-1 Trust
Berkshire Hathaway Finance Corp			5.25%, 02/25/2019	1	1
1.70%, 03/15/2019	500	499	Banc of America Funding 2004-3 Trust
Berkshire Hathaway Inc			4.75%, 09/25/2019	1	1
2.75%, 03/15/2023	500	491	CHL Mortgage Pass-Through Trust 2003-46
Five Corners Funding Trust			4.28%, 01/19/2034(f)	35	35
4.42%, 11/15/2023(c)	750	772	CHL Mortgage Pass-Through Trust 2004-J7
			5.00%, 09/25/2019	1	1

See accompanying notes.

Schedule of Investments
Short-Term Income Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities			Sequoia Mortgage Trust 2018-6
Corp			4.00%, 07/25/2048(c),(f)	$197	$198
5.00%, 09/25/2019	$2	$2	Sequoia Mortgage Trust 2018-7
CSFB Mortgage-Backed Pass-Through			4.00%, 09/25/2048(c),(f)	240	243
Certificates Series 2004-AR4			Sequoia Mortgage Trust 2018-8
3.47%, 05/25/2034	20	20	4.00%, 11/25/2048(c),(f)	733	736
1.00 x 1 Month USD LIBOR + 0.96%			Sequoia Mortgage Trust 2018-CH3
CSFB Mortgage-Backed Trust Series 2004-7			4.00%, 08/25/2048(c),(f)	214	215
5.00%, 10/25/2019	4	4	Wells Fargo Mortgage Backed Securities 2018-1
CSMC 2017-HL2 Trust			3.50%, 07/25/2047(c),(f)	395	391
3.50%, 10/25/2047(c),(f)	434	429			$9,245
JP Morgan Mortgage Trust 2004-A3			Oil & Gas - 1.47%
4.28%, 07/25/2034(f)	22	22	BP Capital Markets PLC
JP Morgan Mortgage Trust 2004-S1			4.75%, 03/10/2019	423	424
5.00%, 09/25/2034	38	38	Chevron Corp
JP Morgan Mortgage Trust 2016-4			2.90%, 03/03/2024	250	244
3.50%, 10/25/2046(c),(f)	599	593	3.22%, 03/03/2022	250	250
JP Morgan Mortgage Trust 2017-2			3 Month USD LIBOR + 0.48%
3.50%, 05/25/2047(c),(f)	397	392	Cimarex Energy Co
JP Morgan Mortgage Trust 2017-4			4.38%, 06/01/2024	250	249
3.50%, 11/25/2048(c),(f)	407	402	Phillips 66
JP Morgan Mortgage Trust 2017-6			3.19%, 04/15/2020(c)	300	300
3.50%, 12/25/2048(c),(f)	221	218	3 Month USD LIBOR + 0.75%
JP Morgan Mortgage Trust 2018-3			Shell International Finance BV
3.50%, 09/25/2048(c),(f)	464	457	2.13%, 05/11/2020	505	500
JP Morgan Mortgage Trust 2018-4			2.38%, 08/21/2022	300	292
3.50%, 10/25/2048(c),(f)	278	274			$2,259
JP Morgan Mortgage Trust 2018-6			Oil & Gas Services - 0.16%
3.50%, 12/25/2048(c),(f)	379	374	Baker Hughes a GE Co LLC / Baker Hughes Co-
MASTR Asset Securitization Trust 2004-11			Obligor Inc
5.00%, 12/25/2019	1	1	2.77%, 12/15/2022	250	240
MASTR Asset Securitization Trust 2004-9			Other Asset Backed Securities - 6.40%
5.00%, 09/25/2019	2	2	CCG Receivables Trust 2018-1
PHH Mortgage Trust Series 2008-CIM1			2.50%, 06/16/2025(c)	94	94
5.22%, 06/25/2038	85	82	CCG Receivables Trust 2018-2
1.00 x 1 Month USD LIBOR + 2.25%			3.09%, 12/15/2025(c)	500	499
Prime Mortgage Trust 2005-2			Drug Royalty II LP 2
5.25%, 07/25/2020	42	41	3.48%, 07/15/2023(c)	190	190
Provident Funding Mortgage Loan Trust 2005-1			Drug Royalty III LP 1
3.09%, 05/25/2035	98	97	3.98%, 04/15/2027(c)	103	103
1.00 x 1 Month USD LIBOR + 0.58%			4.27%, 10/15/2031(c)	250	252
PSMC 2018-1 Trust			4.94%, 04/15/2027(c)	169	170
3.50%, 02/25/2048(c),(f)	457	452	1.00 x 3 Month USD LIBOR + 2.50%
PSMC 2018-2 Trust			MMAF Equipment Finance LLC 2018-A
3.50%, 06/25/2048(c),(f)	478	472	2.92%, 07/12/2021(c)	298	297
PSMC 2018-3 Trust			MVW Owner Trust 2015-1
4.00%, 08/25/2048(c),(f)	244	246	2.52%, 12/20/2032(c)	253	250
PSMC 2018-4 Trust			MVW Owner Trust 2016-1
4.00%, 11/25/2048(c),(f)	735	740	2.25%, 12/20/2033(c)	217	212
RALI Series 2004-QS3 Trust			MVW Owner Trust 2018-1
5.00%, 03/25/2019	1	—	3.45%, 01/21/2036(c)	466	471
RBSSP Resecuritization Trust 2009-7			PFS Financing Corp
2.71%, 06/26/2037(c)	19	18	2.40%, 10/17/2022(c)	300	296
1.00 x 1 Month USD LIBOR + 0.40%			2.93%, 10/15/2021(c)	200	200
Sequoia Mortgage Trust 2013-4			1.00 x 1 Month USD LIBOR + 0.47%
1.55%, 04/25/2043(f)	44	42	3.04%, 03/15/2021(c)	750	750
Sequoia Mortgage Trust 2013-8			1.00 x 1 Month USD LIBOR + 0.58%
2.25%, 06/25/2043(f)	303	297	3.06%, 07/15/2022(c)	750	752
Sequoia Mortgage Trust 2017-1			1.00 x 1 Month USD LIBOR + 0.60%
3.50%, 02/25/2047(c),(f)	411	406	3.19%, 04/17/2023(c)	250	250
Sequoia Mortgage Trust 2017-2			Trafigura Securitisation Finance PLC 2017-1
3.50%, 02/25/2047(c),(f)	201	199	3.31%, 12/15/2020(c)	1,000	1,005
Sequoia Mortgage Trust 2017-3			1.00 x 1 Month USD LIBOR + 0.85%
3.50%, 04/25/2047(c),(f)	361	358	Verizon Owner Trust 2016-1
Sequoia Mortgage Trust 2018-3			1.42%, 01/20/2021(c)	246	245
3.50%, 03/25/2048(c),(f)	277	274	Verizon Owner Trust 2016-2
Sequoia Mortgage Trust 2018-5			1.68%, 05/20/2021(c)	890	885
3.50%, 05/25/2048(c),(f)	472	468

See accompanying notes.

     Schedule of Investments Short-Term Income Account December 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)		Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)			REITs (continued)
Verizon Owner Trust 2017-1			SBA Tower Trust
2.06%, 09/20/2021(c)	$250	$248	2.88%, 07/15/2046(c)		$400	$393
Verizon Owner Trust 2017-2			3.17%, 04/09/2047(c)		400	393
1.92%, 12/20/2021(c)	750	742	Welltower Inc
Verizon Owner Trust 2017-3			3.75%, 03/15/2023		80	80
2.06%, 04/20/2022(c)	300	296	4.95%, 01/15/2021		250	256
Verizon Owner Trust 2018-1						$3,087
2.82%, 09/20/2022(c)	500	499	Retail - 0.81%
Verizon Owner Trust 2018-A			Home Depot Inc/The
3.23%, 04/20/2023	600	604	1.80%, 06/05/2020		500	493
Volvo Financial Equipment LLC Series 2018-1			McDonald's Corp
2.26%, 09/15/2020(c)	232	231	2.75%, 12/09/2020		500	496
VSE 2018-A Voi Mortgage LLC			Walmart Inc
3.56%, 02/20/2036(c)	262	265	1.75%, 10/09/2019		100	99
		$9,806	1.90%, 12/15/2020		150	148
Packaging & Containers - 0.13%						$1,236
Packaging Corp of America			Savings & Loans - 0.00%
2.45%, 12/15/2020	200	196	Washington Mutual Bank / Henderson NV
Pharmaceuticals - 1.41%			0.00%, 01/15/2013(g),(h),(i)		200	—
AbbVie Inc			Semiconductors - 0.80%
2.30%, 05/14/2021	200	195	Broadcom Corp / Broadcom Cayman Finance Ltd
2.50%, 05/14/2020	336	334	2.38%, 01/15/2020		600	593
Bayer US Finance II LLC			3.00%, 01/15/2022		200	192
3.50%, 06/25/2021(c)	250	248	Microchip Technology Inc
3.80%, 12/15/2023(c)	250	239	4.33%, 06/01/2023(c)		200	195
3 Month USD LIBOR + 1.01%			QUALCOMM Inc
3.88%, 12/15/2023(c)	200	197	3.25%, 01/30/2023		250	249
Cigna Corp			3 Month USD LIBOR + 0.73%
3.44%, 09/17/2021(c)	500	493				$1,229
3 Month USD LIBOR + 0.65%			Software - 0.86%
CVS Health Corp			Microsoft Corp
3.13%, 03/09/2020	200	200	1.10%, 08/08/2019		250	247
Mead Johnson Nutrition Co			1.85%, 02/12/2020		400	397
3.00%, 11/15/2020	250	249	Oracle Corp
		$2,155	1.90%, 09/15/2021		200	194
Pipelines - 2.24%			2.25%, 10/08/2019		250	249
Buckeye Partners LP			VMware Inc
4.15%, 07/01/2023	400	389	2.95%, 08/21/2022		250	238
Columbia Pipeline Group Inc						$1,325
3.30%, 06/01/2020	168	167	Student Loan Asset Backed Securities - 5.25%
Enterprise Products Operating LLC			Commonbond Student Loan Trust 2018-BGS
3.50%, 02/01/2022	500	501	3.56%, 09/25/2045(c)		380	380
Florida Gas Transmission Co LLC			Commonbond Student Loan Trust 2018-C-GS
3.88%, 07/15/2022(c)	250	252	3.87%, 02/25/2046(c)		350	351
7.90%, 05/15/2019(c)	559	567	Keycorp Student Loan Trust 2000-b
Kinder Morgan Inc/DE			2.80%, 07/25/2029		468	465
3.72%, 01/15/2023	500	489	1.00 x 3 Month USD LIBOR + 0.31%
3 Month USD LIBOR + 1.28%			KeyCorp Student Loan Trust 2003-A
ONEOK Partners LP			3.02%, 01/25/2037		653	639
5.00%, 09/15/2023	325	335	1.00 x 3 Month USD LIBOR + 0.53%
TransCanada PipeLines Ltd			KeyCorp Student Loan Trust 2004-A
4.83%, 05/15/2067	900	725	3.04%, 01/27/2042		2	2
3 Month USD LIBOR + 2.21%			1.00 x 3 Month USD LIBOR + 0.53%
		$3,425	KeyCorp Student Loan Trust 2006-A
REITs - 2.02%			3.13%, 09/27/2035		155	155
Alexandria Real Estate Equities Inc			1.00 x 3 Month USD LIBOR + 0.31%
2.75%, 01/15/2020	510	506	Navient Private Education Loan Trust 2014-CT
3.90%, 06/15/2023	250	251	3.16%, 09/16/2024(c)		84	84
CubeSmart LP			1.00 x 1 Month USD LIBOR + 0.70%
4.38%, 12/15/2023	92	94	Navient Private Education Loan Trust 2017-A
Digital Realty Trust LP			2.86%, 12/16/2058(c)		126	126
3.40%, 10/01/2020	300	299	1.00 x 1 Month USD LIBOR + 0.40%
Healthcare Realty Trust Inc			Navient Private Education Loan Trust 2018-B
3.75%, 04/15/2023	365	359	2.81%, 12/15/2059(c)		163	163
Hospitality Properties Trust			1.00 x 1 Month USD LIBOR + 0.35%
4.50%, 06/15/2023	200	202	Navient Private Education Refi Loan Trust
Omega Healthcare Investors Inc			2018	-A
4.95%, 04/01/2024	250	254	2.53%, 02/18/2042(c)		333	330

See accompanying notes.

Schedule of Investments
Short-Term Income Account
December 31, 2018

		Principal			Principal
BONDS (continued)		Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)				Transportation - 0.68%
Navient Private Education Refi Loan Trust				Ryder System Inc
2018	-C			2.25%, 09/01/2021	$200	$193
3.01%, 06/16/2042(c)		$220	$219	3.75%, 06/09/2023	200	199
Navient Private Education Refi Loan Trust				United Parcel Service Inc
2018	-D			2.85%, 04/01/2023	650	646
2.76%, 12/15/2059(c)		329	329	3 Month USD LIBOR + 0.45%
1.00 x 1 Month USD LIBOR + 0.30%						$1,038
Navient Student Loan Trust 2018-EA				TOTAL BONDS		$146,743
3.43%, 12/15/2059(c)		1,000	1,004	U.S. GOVERNMENT & GOVERNMENT	Principal
SLM Private Credit Student Loan Trust 2002-A				AGENCY OBLIGATIONS - 2.73%	Amount (000's) Value (000's)
3.34%, 12/16/2030		364	364	Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%
1.00 x 3 Month USD LIBOR + 0.55%				4.13%, 09/01/2035	$12	$13
SLM Private Credit Student Loan Trust 2004-A				1.00 x US Treasury Yield Curve Rate T
3.19%, 06/15/2033		142	140	Note Constant Maturity 1 Year + 2.25%
1.00 x 3 Month USD LIBOR + 0.40%				Federal National Mortgage Association (FNMA) - 0.08%
SLM Private Credit Student Loan Trust 2004-B				3.52%, 12/01/2032	4	4
3.12%, 03/15/2024		462	460	1.00 x 12 Month USD LIBOR + 1.64%
1.00 x 3 Month USD LIBOR + 0.33%				3.62%, 01/01/2035	8	9
SLM Private Credit Student Loan Trust 2006-A				1.00 x 12 Month USD LIBOR + 1.75%
3.08%, 06/15/2039		848	823	4.01%, 04/01/2033	28	29
1.00 x 3 Month USD LIBOR + 0.29%				1.00 x 6 Month USD LIBOR + 1.51%
SLM Private Credit Student Loan Trust 2006-B				4.11%, 02/01/2037	22	23
2.99%, 12/15/2039		332	326	1.00 x US Treasury Yield Curve Rate T
1.00 x 3 Month USD LIBOR + 0.20%				Note Constant Maturity 1 Year + 2.11%
SLM Private Education Loan Trust 2013-A				4.34%, 08/01/2034	7	7
1.77%, 05/17/2027(c)		143	142	1.00 x 12 Month USD LIBOR + 1.63%
SLM Private Education Loan Trust 2013-B				4.40%, 07/01/2034	19	19
1.85%, 06/17/2030(c)		120	120	1.00 x 12 Month USD LIBOR + 1.65%
SMB Private Education Loan Trust 2017-A				4.57%, 02/01/2035	3	4
2.91%, 06/17/2024(c)		50	50	1.00 x 6 Month USD LIBOR + 2.07%
1.00 x 1 Month USD LIBOR + 0.45%				4.69%, 11/01/2035	1	1
SMB Private Education Loan Trust 2017-B				1.00 x Cost of funds for the 11th District of
2.73%, 06/17/2024(c)		297	297	San Francisco + 1.27%
1.00 x 1 Month USD LIBOR + 0.27%				4.75%, 12/01/2033	12	12
SMB Private Education Loan Trust 2018-A				1.00 x 6 Month USD LIBOR + 2.25%
2.81%, 03/16/2026(c)		650	650	4.79%, 11/01/2032	3	3
1.00 x 1 Month USD LIBOR + 0.35%				1.00 x US Treasury Yield Curve Rate T
SMB Private Education Loan Trust 2018-B				Note Constant Maturity 1 Year + 2.29%
2.78%, 12/16/2024(c)		217	217	8.00%, 05/01/2027	6	6
1.00 x 1 Month USD LIBOR + 0.32%						$117
SMB Private Education Loan Trust 2018-C				Government National Mortgage Association (GNMA) - 0.00%
2.76%, 09/15/2025(c)		208	208	10.00%, 06/15/2020	1	1
1.00 x 1 Month USD LIBOR + 0.30%
			$8,044	U.S. Treasury - 2.64%
				1.88%, 08/31/2022	2,000	1,957
Telecommunications - 2.25%				2.63%, 06/15/2021	125	125
AT&T Inc				2.75%, 07/31/2023	200	202
3.50%, 02/15/2023		250	245	2.88%, 10/31/2020	750	755
3 Month USD LIBOR + 0.89%				2.88%, 11/15/2021	1,000	1,011
3.60%, 02/17/2023		200	199			$4,050
Cisco Systems Inc				TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
2.20%, 02/28/2021		250	247	OBLIGATIONS		$4,181
4.95%, 02/15/2019		500	501	Total Investments		$155,780
Crown Castle Towers LLC				Other Assets and Liabilities - (1.71)%		(2,622)
3.22%, 05/15/2022(c)		75	74	TOTAL NET ASSETS - 100.00%		$153,158
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023(c)		516	509	(a)	Affiliated Security. Security is either an affiliate (and registered under the
4.74%, 03/20/2025(c)		950	932	Investment Company Act of 1940) or an affiliate as defined by the Investment
Verizon Communications Inc				Company Act of 1940 (controls 5.0% or more of the outstanding voting
3.20%, 05/22/2020		200	199	shares of the security). Please see affiliated sub-schedule for transactional
3 Month USD LIBOR + 0.55%				information.
Vodafone Group PLC				(b) Current yield shown is as of period end.
3.43%, 01/16/2024		250	244	(c)	Security exempt from registration under Rule 144A of the Securities Act of
3 Month USD LIBOR + 0.99%				1933. These securities may be resold in transactions exempt from registration,
3.75%, 01/16/2024		300	296	normally to qualified institutional buyers. At the end of the period, the value of
			$3,446	these securities totaled $49,562 or 32.36% of net assets.
				(d)	Rate shown is as of period end. The rate may be a variable or floating rate or
				a fixed rate which may convert to a variable or floating rate in the future.

See accompanying notes.

     Schedule of Investments Short-Term Income Account December 31, 2018

(e)	Security is an Interest Only Strip.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g)	Non-income producing security
(h)	The value of these investments was determined using significant unobservable inputs.
(i)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	27.30%
Asset Backed Securities	21.29%
Government	13.86%
Mortgage Securities	7.26%
Consumer, Non-cyclical	6.35%
Industrial	4.30%
Energy	3.87%
Utilities	3.83%
Communications	3.72%
Consumer, Cyclical	3.19%
Investment Companies	3.17%
Technology	2.76%
Basic Materials	0.81%
Other Assets and Liabilities	(1.71)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	December 31, 2018
	Value	Cost		Proceeds	Value
Principal Government Money Market Fund 2.11%	$2,438		$66,954	$64,536		$4,856
	$2,438		$66,954	$64,536		$4,856

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.11%	$51	$—		$—		$—
	$51	$—		$—		$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
SmallCap Account
December 31, 2018

COMMON STOCKS - 98.31%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Automobile Parts & Equipment - 2.03%			Electric - 3.18%
Altra Industrial Motion Corp	79,900	$2,010	PNM Resources Inc	63,280	$2,600
Modine Manufacturing Co (a)	48,300	522	Portland General Electric Co	60,000	2,751
Visteon Corp (a)	14,700	886			$5,351
		$3,418	Electrical Components & Equipment - 0.23%
Banks - 10.46%			nLight Inc (a)	21,290	379
Cadence BanCorp	59,400	997	Electronics - 3.83%
Cathay General Bancorp	68,600	2,300	Advanced Energy Industries Inc (a)	28,300	1,215
CenterState Bank Corp	88,840	1,869	II-VI Inc (a)	43,800	1,422
First Interstate BancSystem Inc	29,800	1,089	SYNNEX Corp	22,800	1,843
First Merchants Corp	32,800	1,124	Vishay Intertechnology Inc	108,900	1,961
Franklin Financial Network Inc (a)	22,700	599			$6,441
Independent Bank Corp/MI	2,600	55	Engineering & Construction - 2.06%
Lakeland Bancorp Inc	22,750	337	MasTec Inc (a)	54,500	2,211
Popular Inc	35,500	1,676	Tutor Perini Corp (a)	78,100	1,247
Sandy Spring Bancorp Inc	35,900	1,125			$3,458
TCF Financial Corp	107,600	2,097	Entertainment - 4.00%
Umpqua Holdings Corp	114,200	1,816	Eldorado Resorts Inc (a)	69,600	2,520
Union Bankshares Corp	38,000	1,073	Golden Entertainment Inc (a)	49,900	799
United Community Banks Inc/GA	66,820	1,434	Live Nation Entertainment Inc (a)	31,300	1,542
		$17,591	Vail Resorts Inc	8,870	1,870
Biotechnology - 3.56%					$6,731
Acceleron Pharma Inc (a)	18,600	810	Environmental Control - 2.50%
Allogene Therapeutics Inc (a)	9,800	264	Advanced Disposal Services Inc (a)	89,900	2,152
Aratana Therapeutics Inc (a)	55,800	342	AquaVenture Holdings Ltd (a)	15,540	294
Bluebird Bio Inc (a)	3,500	347	Energy Recovery Inc (a)	44,910	302
Denali Therapeutics Inc (a)	30,300	626	Tetra Tech Inc	28,100	1,455
DNIB Unwind Inc - Warrants (a),(b),(c)	1,938	—			$4,203
Exact Sciences Corp (a)	12,100	764
FibroGen Inc (a)	17,600	815	Food - 1.37%
Insmed Inc (a)	20,340	267	Darling Ingredients Inc (a)	119,500	2,299
MacroGenics Inc (a)	29,800	378	Gas - 1.48%
Magenta Therapeutics Inc (a)	38,100	217	Southwest Gas Holdings Inc	32,450	2,482
Sage Therapeutics Inc (a)	1,650	158	Healthcare - Products - 1.61%
Seattle Genetics Inc (a)	11,952	677	Intersect ENT Inc (a)	25,300	713
Spark Therapeutics Inc (a)	8,155	319	Nevro Corp (a)	22,640	880
		$5,984	RA Medical Systems Inc (a)	29,300	233
Chemicals - 1.47%			STAAR Surgical Co (a)	27,700	884
Cabot Corp	32,860	1,411			$2,710
Univar Inc (a)	59,700	1,059	Healthcare - Services - 3.98%
		$2,470	Addus HomeCare Corp (a)	19,100	1,297
Commercial Services - 7.79%			Encompass Health Corp	33,800	2,085
AMN Healthcare Services Inc (a)	48,000	2,720	Natera Inc (a)	31,000	433
Arlo Technologies Inc (a)	55,950	558	Syneos Health Inc (a)	46,560	1,832
ASGN Inc (a)	23,940	1,305	Teladoc Health Inc (a)	21,200	1,051
Brink's Co/The	33,350	2,156			$6,698
ICF International Inc	23,300	1,509	Home Builders - 0.74%
K12 Inc (a)	55,501	1,376	William Lyon Homes (a)	116,760	1,248
Korn Ferry	43,270	1,711	Home Furnishings - 0.10%
Medifast Inc	10,460	1,308	Sonos Inc (a)	16,500	162
SP Plus Corp (a)	15,300	452	Insurance - 3.96%
		$13,095	First American Financial Corp	2,370	106
Computers - 3.84%			Hanover Insurance Group Inc/The	18,900	2,207
CACI International Inc (a)	15,500	2,232	Kemper Corp	17,810	1,182
ExlService Holdings Inc (a)	24,400	1,284	MGIC Investment Corp (a)	148,500	1,553
Perspecta Inc	108,100	1,862	National General Holdings Corp	66,600	1,613
PlayAGS Inc (a)	35,400	814			$6,661
Tenable Holdings Inc (a)	11,700	260	Internet - 0.48%
		$6,452	Anaplan Inc (a)	11,214	298
Consumer Products - 0.82%			Eventbrite Inc (a)	18,100	503
Central Garden & Pet Co - A Shares (a)	44,220	1,382			$801
Diversified Financial Services - 3.16%			Iron & Steel - 0.74%
BGC Partners Inc	111,100	574	Reliance Steel & Aluminum Co	8,010	570
Hamilton Lane Inc	23,546	871	Steel Dynamics Inc	22,250	668
LPL Financial Holdings Inc	17,700	1,081			$1,238
Moelis & Co	45,200	1,554	Leisure Products & Services - 1.62%
Piper Jaffray Cos	18,750	1,235	Planet Fitness Inc (a)	50,900	2,729
		$5,315	Lodging - 1.16%
			Extended Stay America Inc	125,300	1,942

See accompanying notes.

Schedule of Investments
SmallCap Account
December 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Machinery - Diversified - 1.25%			Software (continued)
Columbus McKinnon Corp/NY	26,478	$798	SolarWinds Corp (a)	105,788	$1,463
Gates Industrial Corp PLC (a)	98,210	1,300			$7,918
		$2,098	Telecommunications - 1.65%
Metal Fabrication & Hardware - 1.26%			NETGEAR Inc (a)	27,230	1,417
Rexnord Corp (a)	91,980	2,111	Plantronics Inc	36,200	1,198
Mining - 0.31%			Switch Inc	22,410	157
Alcoa Corp (a)	19,840	527			$2,772
Miscellaneous Manufacturers - 1.20%			TOTAL COMMON STOCKS		$165,274
Hillenbrand Inc	33,050	1,254	INVESTMENT COMPANIES - 0.86%	Shares Held Value (000's)
Trinseo SA	16,830	770	Money Market Funds - 0.86%
		$2,024	Principal Government Money Market Fund	1,443,051	1,443
Oil & Gas - 2.65%			2.11%(d),(e)
Carrizo Oil & Gas Inc (a)	57,300	647	TOTAL INVESTMENT COMPANIES		$1,443
Delek US Holdings Inc	54,300	1,765	Total Investments		$166,717
Mammoth Energy Services Inc	49,000	881	Other Assets and Liabilities - 0.83%		1,400
Ring Energy Inc (a)	125,300	637	TOTAL NET ASSETS - 100.00%		$168,117
Whiting Petroleum Corp (a)	23,100	524
		$4,454	(a) Non-income producing security
Oil & Gas Services - 0.48%			(b)	The value of these investments was determined using significant unobservable
Pioneer Energy Services Corp (a)	153,000	188	inputs.
Select Energy Services Inc (a)	99,200	627	(c)	Fair value of these investments is determined in good faith by the Manager
		$815	under procedures established and periodically reviewed by the Board of
Packaging & Containers - 0.64%			Directors. Certain inputs used in the valuation may be unobservable; however,
Graphic Packaging Holding Co	100,800	1,073	each security is evaluated individually for purposes of ASC 820 which results
Pharmaceuticals - 4.22%			in not all securities being identified as Level 3 of the fair value hierarchy. At
Array BioPharma Inc (a)	42,670	608	the end of the period, the fair value of these securities totaled $0 or 0.00% of
Bellicum Pharmaceuticals Inc (a)	56,800	166	net assets.
Clovis Oncology Inc (a)	11,080	199	(d)	Affiliated Security. Security is either an affiliate (and registered under the
DexCom Inc (a)	8,930	1,070	Investment Company Act of 1940) or an affiliate as defined by the Investment
Horizon Pharma Plc (a)	64,930	1,269	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Neurocrine Biosciences Inc (a)	3,100	221	shares of the security). Please see affiliated sub-schedule for transactional
PRA Health Sciences Inc (a)	17,200	1,582	information.
Prestige Consumer Healthcare Inc (a)	50,300	1,553	(e) Current yield shown is as of period end.
Revance Therapeutics Inc (a)	21,400	431
		$7,099	Portfolio Summary (unaudited)
Real Estate - 0.25%			Sector		Percent
Newmark Group Inc	52,300	419	Financial		24.70%
REITs - 6.62%			Consumer, Non-cyclical		23.35%
Agree Realty Corp	39,200	2,317	Consumer, Cyclical		14.58%
Brandywine Realty Trust	156,900	2,019	Industrial		12.97%
First Industrial Realty Trust Inc	86,680	2,502	Technology		10.27%
Pebblebrook Hotel Trust	80,820	2,288	Utilities		4.66%
Tier REIT Inc	51,900	1,071	Energy		3.13%
Two Harbors Investment Corp	72,560	932	Basic Materials		2.52%
		$11,129	Communications		2.13%
Retail - 4.93%			Investment Companies		0.86%
BJ's Wholesale Club Holdings Inc (a)	87,800	1,946	Other Assets and Liabilities		0.83%
Caleres Inc	80,230	2,233	TOTAL NET ASSETS		100.00%
Carvana Co (a)	57,200	1,871
GMS Inc (a)	86,700	1,288
Ruth's Hospitality Group Inc	41,940	953
		$8,291
Savings & Loans - 0.25%
Berkshire Hills Bancorp Inc	15,600	421
Semiconductors - 1.72%
Aquantia Corp (a)	34,230	300
Entegris Inc	92,600	2,583
		$2,883
Software - 4.71%
Alteryx Inc (a)	13,190	784
Apptio Inc (a)	19,020	722
Aspen Technology Inc (a)	23,300	1,915
Ceridian HCM Holding Inc (a)	13,019	449
Manhattan Associates Inc (a)	21,940	930
Pluralsight Inc (a)	15,084	355
SailPoint Technologies Holding Inc (a)	36,600	860
Smartsheet Inc (a)	17,709	440

See accompanying notes.

Schedule of Investments
SmallCap Account
December 31, 2018

Affiliated Securities	December 31, 2017	Purchases		Sales	December 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.11%	$2,243		$52,880	$53,680		$1,443
	$2,243		$52,880	$53,680		$1,443

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.11%	$42	$—		$—		$—
	$42	$—		$—		$—
Amounts in thousands

See accompanying notes.

Glossary to the Schedule of Investments

December 31, 2018

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

(This page intentionally left blank)

Financial Highlights
Principal Variable Contracts Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

			Net	Net Realized
		Net Asset Value,	Investment	and Unrealized	Total From	Dividends from	Distributions	Total	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Value, End of
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	Period
BOND MARKET INDEX ACCOUNT
Class 1 shares
2018		$10.39	$0.26	($0.28)	($0.02)	($0.22)	$–	($0.22)	$10.15
2017		10.25	0.22	0.11	0.33	(0.19)	–	(0.19)	10.39
2016		10.20	0.19	0.05	0.24	(0.19)	–	(0.19)	10.25
2015		10.34	0.18	(0.17)	0.01	(0.15)	–	(0.15)	10.20
2014		9.88	0.17	0.40	0.57	(0.11)	–	(0.11)	10.34
CORE PLUS BOND ACCOUNT
Class 1 shares
2018		11.35	0.36	(0.52)	(0.16)	(0.38)	–	(0.38)	10.81
2017		11.15	0.35	0.18	0.53	(0.33)	–	(0.33)	11.35
2016		11.05	0.32	0.14	0.46	(0.36)	–	(0.36)	11.15
2015		11.46	0.32	(0.37)	(0.05)	(0.36)	–	(0.36)	11.05
2014		11.24	0.31	0.28	0.59	(0.37)	–	(0.37)	11.46
Class 2 shares
2018		11.28	0.33	(0.51)	(0.18)	(0.37)	–	(0.37)	10.73
2017		11.11	0.32	0.18	0.50	(0.33)	–	(0.33)	11.28
2016		11.03	0.29	0.14	0.43	(0.35)	–	(0.35)	11.11
2015	(d)	11.62	0.19	(0.42)	(0.23)	(0.36)	–	(0.36)	11.03
DIVERSIFIED BALANCED ACCOUNT
Class 1 shares
2018		15.98	0.31	(0.78)	(0.47)	(0.43)	(0.21)	(0.64)	14.87
2017	(h)	15.36	0.45	0.65	1.10	(0.26)	(0.22)	(0.48)	15.98
Class 2 shares
2018		15.99	0.27	(0.78)	(0.51)	(0.39)	(0.21)	(0.60)	14.88
2017		14.76	0.35	1.32	1.67	(0.22)	(0.22)	(0.44)	15.99
2016		14.11	0.22	0.75	0.97	(0.18)	(0.14)	(0.32)	14.76
2015		14.39	0.19	(0.17)	0.02	(0.14)	(0.16)	(0.30)	14.11
2014		13.66	0.16	0.85	1.01	(0.13)	(0.15)	(0.28)	14.39

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.

	Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to		Ratio of Net Investment Income		Portfolio Turnover
Total Return(b)	thousands)	Average Net Assets		Average Net Assets		to Average Net Assets		Rate

(0.19)%	$2,213,355	0.15	%(c)	–%		2.52%		123.1%
3.27	2,448,068	0.23	(c)	–		2.10		108.9
2.29	2,184,608	0.25		–		1.86		118.5
0.13	1,937,655	0.25		–		1.77		154.0
5.75	1,734,803	0.26		–		1.68		195.7

(1.41)	280,760	0.47		–		3.27		127.5
4.81	293,662	0.46		–		3.08		123.5
4.09	292,436	0.46		–		2.79		155.1
(0.48)	290,032	0.46		–		2.80		177.2
5.24	321,735	0.45		–		2.74		205.6

(1.63)	760	0.72		–		3.03		127.5
4.50	592	0.71		–		2.80		123.5
3.82	232	0.71		–		2.55		155.1
(2.03) (e)	28	0.71	(f)	–		2.58	(f)	177.2	(f)

(3.14)	36,763	0.05	(g)	0.05	(g)	1.95		15.7
7.27 (e)	42,702	0.05	(f),(g)	0.05	(f),(g)	4.27	(f)	13.9	(f)

(3.40)	968,449	0.30	(g)	0.30	(g),(i)	1.69		15.7
11.43	1,131,373	0.30	(g)	0.30	(g),(i)	2.27		13.9
6.90	1,099,647	0.30	(g)	0.30	(g),(i)	1.51		14.1
0.16	1,031,111	0.30	(g)	0.30	(g),(i)	1.29		14.3
7.41	1,011,106	0.30	(g)	0.30	(g),(i)	1.11		9.0

(a) Calculated based on average shares outstanding during the period.

(b)Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

(c) Reflects Manager's contractual expense limit.

(d) Period from May 1, 2015 date operations commenced, through December 31, 2015.

(e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

(g)Does not include expenses of the investment companies in which the Account invests.

(h)Period from May 1, 2017 date operations commenced, through December 31, 2017.

(i) Excludes expense reimbursement from Manager.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

			Net	Net Realized
		Net Asset Value,	Investment	and Unrealized	Total From	Dividends from	Distributions	Total	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Value, End of
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	Period
DIVERSIFIED BALANCED MANAGED VOLATILITY ACCOUNT
Class 2 shares
2018		$12.25	$0.19	($0.55)	($0.36)	($0.46)	($0.09)	($0.55)	$11.34
2017		11.27	0.43	0.78	1.21	(0.15)	(0.08)	(0.23)	12.25
2016		10.72	0.16	0.53	0.69	(0.08)	(0.06)	(0.14)	11.27
2015		10.88	0.10	(0.09)	0.01	(0.09)	(0.08)	(0.17)	10.72
2014		10.18	0.27	0.43	0.70	–	–	–	10.88
DIVERSIFIED BALANCED VOLATILITY CONTROL ACCOUNT
Class 2 shares
2018		10.80	0.20	(0.58)	(0.38)	(0.08)	(0.03)	(0.11)	10.31
2017	(f)	10.00	0.27	0.53	0.80	–	–	–	10.80
DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2018		17.66	0.30	(1.03)	(0.73)	(0.45)	(0.19)	(0.64)	16.29
2017		15.93	0.43	1.79	2.22	(0.23)	(0.26)	(0.49)	17.66
2016		15.08	0.24	0.98	1.22	(0.19)	(0.18)	(0.37)	15.93
2015		15.40	0.21	(0.18)	0.03	(0.16)	(0.19)	(0.35)	15.08
2014		14.60	0.19	0.94	1.13	(0.14)	(0.19)	(0.33)	15.40

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.

		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to		Ratio of Net Investment Income		Portfolio Turnover
Total Return(b)		thousands)	Average Net Assets		Average Net Assets		to Average Net Assets		Rate

(3.20)%		$162,166	0.31%(c),(d)		–%		1.59%		16.2%
10.90		181,005	0.31	(c),(d)	–		3.65		13.6
6.42		168,756	0.31	(c),(d)	–		1.48		13.6
0.01		138,384	0.31	(c),(d)	–		0.90		14.1
6.89		84,527	0.31	(c),(d)	–		2.54		8.1

(3.71) (e)		66,983	0.38	(c),(d)	–		1.90		99.6
8.10	(e),(g)	36,522	0.39	(c),(d),(h)	–		3.36	(h)	8.0	(h)

(4.51) (e)		3,488,312	0.30	(d)	0.30	(d),(i)	1.69		15.5
14.21	(e)	3,945,713	0.30	(d)	0.30	(d),(i)	2.52		10.9
8.14		3,588,901	0.30	(d)	0.30	(d),(i)	1.53		11.1
0.17		3,201,495	0.30	(d)	0.30	(d),(i)	1.37		10.7
7.83		2,880,722	0.30	(d)	0.30	(d),(i)	1.25		7.1

(a) Calculated based on average shares outstanding during the period.

(b)Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

(c) Reflects Manager's contractual expense limit.

(d) Does not include expenses of the investment companies in which the Account invests.

(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

(f) Period from March 30, 2017 date operations commenced, through December 31, 2017.

(g)Total return amounts have not been annualized.

(h)Computed on an annualized basis.

(i) Excludes expense reimbursement from Manager.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

			Net	Net Realized
		Net Asset Value,	Investment	and Unrealized	Total From	Dividends from	Distributions	Total	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Value, End of
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	Period
DIVERSIFIED GROWTH MANAGED VOLATILITY ACCOUNT
Class 2 shares
2018		$12.72	$0.19	($0.66)	($0.47)	($0.54)	($0.10)	($0.64)	$11.61
2017		11.46	0.52	0.99	1.51	(0.15)	(0.10)	(0.25)	12.72
2016		10.79	0.16	0.66	0.82	(0.07)	(0.08)	(0.15)	11.46
2015		10.99	0.09	(0.08)	0.01	(0.11)	(0.10)	(0.21)	10.79
2014		10.27	0.31	0.41	0.72	–	–	–	10.99
DIVERSIFIED GROWTH VOLATILITY CONTROL ACCOUNT
Class 2 shares
2018		10.97	0.21	(0.71)	(0.50)	(0.07)	(0.03)	(0.10)	10.37
2017	(e)	10.00	0.30	0.67	0.97	–	–	–	10.97
DIVERSIFIED INCOME ACCOUNT
Class 2 shares
2018		13.12	0.22	(0.51)	(0.29)	(0.28)	(0.09)	(0.37)	12.46
2017		12.34	0.26	0.82	1.08	(0.18)	(0.12)	(0.30)	13.12
2016		11.87	0.19	0.47	0.66	(0.12)	(0.07)	(0.19)	12.34
2015		12.03	0.15	(0.12)	0.03	(0.10)	(0.09)	(0.19)	11.87
2014		11.38	0.12	0.66	0.78	(0.06)	(0.07)	(0.13)	12.03

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.

	Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to		Ratio of Net Investment Income		Portfolio Turnover
Total Return(b)	thousands)	Average Net Assets		Average Net Assets		to Average Net Assets		Rate

(4.07)%	$325,228	0.30%(c),(d)		–%		1.53%		16.3%
13.34	355,062	0.30	(c),(d)	–		4.30		12.5
7.56	313,672	0.30	(c),(d)	–		1.49		11.7
0.06	252,611	0.30	(c),(d)	–		0.82		11.5
7.06	151,672	0.31	(c),(d)	–		2.92		8.0

(4.60)	384,706	0.37	(c),(d)	–		1.96		103.6
9.70 (f)	171,769	0.38	(c),(d),(g)	–		3.80	(g)	0.9	(g)

(2.38)	241,331	0.30	(d)	0.30	(d),(h)	1.72		22.8
8.81	268,135	0.30	(d)	0.30	(d),(h)	2.06		21.2
5.56	254,001	0.30	(d)	0.30	(d),(h)	1.56		19.3
0.16	198,762	0.30	(d)	0.30	(d),(h)	1.25		20.1
6.89	168,562	0.31	(d)	0.31	(d),(h)	1.06		18.7

(a) Calculated based on average shares outstanding during the period.

(b)Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

(c) Reflects Manager's contractual expense limit.

(d) Does not include expenses of the investment companies in which the Account invests.

(e) Period from March 30, 2017 date operations commenced, through December 31, 2017.

(f) Total return amounts have not been annualized.

(g)Computed on an annualized basis.

(h)Excludes expense reimbursement from Manager.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net	Net Realized
	Net Asset Value,	Investment	and Unrealized	Total From	Dividends from Distributions		Total	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Value, End of
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2018	$17.01	$0.31	($3.25)	($2.94)	($0.35)	$–	($0.35)	$13.72
2017	13.42	0.21	3.67	3.88	(0.29)	–	(0.29)	17.01
2016	13.68	0.24	(0.18)	0.06	(0.32)	–	(0.32)	13.42
2015	14.08	0.26	(0.29)	(0.03)	(0.37)	–	(0.37)	13.68
2014	14.87	0.24	(0.70)	(0.46)	(0.33)	–	(0.33)	14.08
Class 2 shares
2018	17.14	0.27	(3.28)	(3.01)	(0.32)	–	(0.32)	13.81
2017	13.52	0.17	3.71	3.88	(0.26)	–	(0.26)	17.14
2016	13.78	0.20	(0.18)	0.02	(0.28)	–	(0.28)	13.52
2015	14.19	0.21	(0.29)	(0.08)	(0.33)	–	(0.33)	13.78
2014	14.97	0.21	(0.70)	(0.49)	(0.29)	–	(0.29)	14.19
EQUITY INCOME ACCOUNT
Class 1 shares
2018	26.08	0.64	(1.72)	(1.08)	(0.52)	(1.62)	(2.14)	22.86
2017	23.20	0.56	4.14	4.70	(0.58)	(1.24)	(1.82)	26.08
2016	21.67	0.57	2.77	3.34	(0.64)	(1.17)	(1.81)	23.20
2015	23.12	0.58	(1.46)	(0.88)	(0.57)	–	(0.57)	21.67
2014	21.00	0.57	2.09	2.66	(0.54)	–	(0.54)	23.12
Class 2 shares
2018	25.87	0.57	(1.70)	(1.13)	(0.46)	(1.62)	(2.08)	22.66
2017	23.03	0.49	4.11	4.60	(0.52)	(1.24)	(1.76)	25.87
2016	21.52	0.51	2.75	3.26	(0.58)	(1.17)	(1.75)	23.03
2015	22.96	0.52	(1.45)	(0.93)	(0.51)	–	(0.51)	21.52
2014	20.87	0.51	2.07	2.58	(0.49)	–	(0.49)	22.96
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2018	9.76	0.23	(0.15)	0.08	(0.37)	–	(0.37)	9.47
2017	9.98	0.31	(0.12)	0.19	(0.41)	–	(0.41)	9.76
2016	10.16	0.33	(0.14)	0.19	(0.37)	–	(0.37)	9.98
2015	10.44	0.27	(0.19)	0.08	(0.35)	(0.01)	(0.36)	10.16
2014	10.33	0.27	0.25	0.52	(0.41)	–	(0.41)	10.44
Class 2 shares
2018	9.75	0.21	(0.15)	0.06	(0.35)	–	(0.35)	9.46
2017	9.98	0.28	(0.13)	0.15	(0.38)	–	(0.38)	9.75
2016	10.17	0.31	(0.15)	0.16	(0.35)	–	(0.35)	9.98
2015	10.45	0.25	(0.18)	0.07	(0.34)	(0.01)	(0.35)	10.17
2014	10.34	0.24	0.25	0.49	(0.38)	–	(0.38)	10.45

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.

	Net Assets, End of Period (in	Ratio of Expenses to Average Net	Ratio of Net Investment Income to
Total Return(b)	thousands)	Assets	Average Net Assets	Portfolio Turnover Rate

(17.54)%	$233,612	0.91%	1.91%	59.3%
29.06	292,975	0.91	1.37	42.8
0.36	243,997	0.91	1.77	56.8
(0.35)	273,300	0.88	1.80	48.2
(3.21)	429,194	0.86	1.64	62.1

(17.78)	2,020	1.16	1.65	59.3
28.79	1,868	1.16	1.10	42.8
0.11	1,362	1.16	1.50	56.8
(0.65)	1,360	1.13	1.47	48.2
(3.41)	1,266	1.11	1.38	62.1

(5.01)	636,177	0.49	2.47	13.2
21.08	572,629	0.50	2.26	15.9
15.72	525,829	0.50	2.54	17.1
(3.93)	513,126	0.49	2.54	10.7
12.80	599,407	0.48	2.57	11.6

(5.24)	25,207	0.74	2.23	13.2
20.77	27,469	0.75	2.00	15.9
15.43	24,197	0.75	2.29	17.1
(4.15)	23,215	0.74	2.29	10.7
12.46	25,491	0.73	2.32	11.6

0.91	219,612	0.51	2.43	17.4
1.88	241,839	0.51	3.09	24.3
1.80	247,620	0.51	3.25	25.8
0.79	286,659	0.51	2.61	21.9
5.08	314,509	0.51	2.56	19.1

0.69	2,627	0.76	2.17	17.4
1.50	2,302	0.76	2.83	24.3
1.54	2,307	0.76	3.02	25.8
0.67	1,837	0.76	2.37	21.9
4.75	916	0.76	2.31	19.1

(a) Calculated based on average shares outstanding during the period.

(b)Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

			Net	Net Realized
		Net Asset Value,	Investment	and Unrealized	Total From	Dividends from
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	Total Dividends	Net Asset Value,
		Period	(a)	Investments	Operations	Income	and Distributions	End of Period
INCOME ACCOUNT
Class 1 shares
2018		$10.39	$0.36	($0.28)	$0.08	($0.46)	($0.46)	$10.01
2017		10.34	0.36	0.16	0.52	(0.47)	(0.47)	10.39
2016		10.24	0.38	0.21	0.59	(0.49)	(0.49)	10.34
2015		10.78	0.39	(0.46)	(0.07)	(0.47)	(0.47)	10.24
2014		10.68	0.43	0.16	0.59	(0.49)	(0.49)	10.78
Class 2 shares
2018		10.35	0.33	(0.28)	0.05	(0.44)	(0.44)	9.96
2017		10.30	0.34	0.16	0.50	(0.45)	(0.45)	10.35
2016		10.20	0.36	0.21	0.57	(0.47)	(0.47)	10.30
2015		10.73	0.36	(0.45)	(0.09)	(0.44)	(0.44)	10.20
2014		10.63	0.40	0.16	0.56	(0.46)	(0.46)	10.73
INTERNATIONAL EMERGING MARKETS ACCOUNT
Class 1 shares
2018		19.40	0.19	(4.25)	(4.06)	(0.22)	(0.22)	15.12
2017		13.94	0.15	5.53	5.68	(0.22)	(0.22)	19.40
2016		12.88	0.14	1.08	1.22	(0.16)	(0.16)	13.94
2015		15.21	0.17	(2.25)	(2.08)	(0.25)	(0.25)	12.88
2014		15.94	0.20	(0.78)	(0.58)	(0.15)	(0.15)	15.21
Class 2 shares
2018		19.29	0.16	(4.25)	(4.09)	(0.21)	(0.21)	14.99
2017		13.89	0.10	5.51	5.61	(0.21)	(0.21)	19.29
2016		12.86	0.12	1.06	1.18	(0.15)	(0.15)	13.89
2015	(e)	16.74	0.08	(3.71)	(3.63)	(0.25)	(0.25)	12.86

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.

		Net Assets, End of Period (in	Ratio of Expenses to Average Net		Ratio of Net Investment Income to
Total Return(b)		thousands)	Assets		Average Net Assets		Portfolio Turnover Rate

0.78%		$178,598	0.51%		3.53%		9.4%
5.12		220,194	0.51		3.47		8.7
5.72		228,874	0.51		3.66		8.1
(0.71)		254,751	0.51		3.62		12.6
5.55		275,597	0.51		3.95		16.6

0.47		3,173	0.76		3.27		9.4
4.87		2,869	0.76		3.22		8.7
5.52		2,695	0.76		3.40		8.1
(0.92)		2,445	0.76		3.38		12.6
5.26		3,036	0.76		3.71		16.6

(21.02)		83,366	1.35	(c)	1.05		121.8
40.84		114,735	1.35	(c)	0.91		98.6
9.40	(d)	85,677	1.40	(c)	1.07		115.0
(13.81)		85,434	1.37		1.18		97.3
(3.75)		103,091	1.38		1.28		106.9

(21.29)		1,532	1.60	(c)	0.92		121.8
40.51		935	1.60	(c)	0.56		98.6
9.13	(d)	125	1.65	(c)	0.90		115.0
(21.81	) (f)	41	1.62	(g)	0.90	(g)	97.3	(g)

(a) Calculated based on average shares outstanding during the period.

(b)Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

(c) Reflects Manager's contractual expense limit.

(d) During 2016, the Account experienced a significant one-time gain of approximately $0.07/share as the result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

(e) Period from May 1, 2015 date operations commenced, through December 31, 2015.

(f) Total return amounts have not been annualized.

(g)Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net	Net Realized
	Net Asset Value,	Investment	and Unrealized	Total From	Dividends from	Distributions	Total	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Value, End of
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	Period
LARGECAP GROWTH ACCOUNT
Class 1 shares
2018	$32.79	$0.02	($1.91)	($1.89)	($0.08)	($2.57)	($2.65)	$28.25
2017	24.40	0.07	8.43	8.50	(0.11)	–	(0.11)	32.79
2016	25.79	0.11	(1.43)	(1.32)	(0.07)	–	(0.07)	24.40
2015	24.60	0.06	1.17	1.23	(0.04)	–	(0.04)	25.79
2014	22.26	0.03	2.44	2.47	(0.13)	–	(0.13)	24.60
Class 2 shares
2018	32.63	(0.07)	(1.90)	(1.97)	(0.03)	(2.57)	(2.60)	28.06
2017	24.29	(0.02)	8.40	8.38	(0.04)	–	(0.04)	32.63
2016	25.69	0.04	(1.42)	(1.38)	(0.02)	–	(0.02)	24.29
2015	24.53	–	1.16	1.16	–	–	–	25.69
2014	22.20	(0.03)	2.44	2.41	(0.08)	–	(0.08)	24.53
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2018	31.18	0.03	1.41	1.44	(0.01)	(2.51)	(2.52)	30.10
2017	24.55	0.01	8.13	8.14	(0.01)	(1.50)	(1.51)	31.18
2016	26.33	0.01	0.34	0.35	–	(2.13)	(2.13)	24.55
2015	28.70	0.02	2.26	2.28	(0.07)	(4.58)	(4.65)	26.33
2014	32.58	0.03	2.46	2.49	(0.04)	(6.33)	(6.37)	28.70
Class 2 shares
2018	30.99	(0.02)	1.38	1.36	–	(2.51)	(2.51)	29.84
2017	24.46	(0.07)	8.10	8.03	–	(1.50)	(1.50)	30.99
2016	26.29	(0.05)	0.35	0.30	–	(2.13)	(2.13)	24.46
2015 (d)	30.30	(0.03)	0.67	0.64	(0.07)	(4.58)	(4.65)	26.29

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.

	Net Assets, End of Period (in	Ratio of Expenses to Average Net		Ratio of Net Investment Income to
Total Return(b)	thousands)	Assets		Average Net Assets		Portfolio Turnover Rate

(7.30)%	$98,106	0.69%		0.05%		77.8%
34.89	119,450	0.69		0.23		72.3
(5.13)	96,198	0.69		0.43		78.2
4.98	118,385	0.69		0.23		47.1
11.12	123,091	0.69		0.13		67.2

(7.54)	2,184	0.94		(0.20)		77.8
34.54	1,452	0.94		(0.06)		72.3
(5.38)	923	0.94		0.17		78.2
4.73	1,090	0.94		(0.01)		47.1
10.85	661	0.94		(0.11)		67.2

3.60	296,139	0.74	(c)	0.08		36.9
33.71	302,147	0.75	(c)	0.03		36.2
1.26	244,058	0.76	(c)	0.04		36.8
7.77	252,386	0.76	(c)	0.07		38.6
8.61	239,629	0.76	(c)	0.11		38.9

3.36	3,159	0.99	(c)	(0.07)		36.9
33.38	702	1.00	(c)	(0.25)		36.2
1.07	127	1.01	(c)	(0.21)		36.8
1.94 (e)	501	1.01	(c),(f)	(0.19	) (f)	38.6	(f)

(a) Calculated based on average shares outstanding during the period.

(b)Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

(c) Reflects Manager's contractual expense limit.

(d) Period from May 1, 2015 date operations commenced, through December 31, 2015.

(e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

			Net	Net Realized
		Net Asset Value,	Investment	and Unrealized	Total From	Dividends from	Distributions	Total	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Value, End of
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	Period
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2018		$18.06	$0.36	($1.06)	($0.70)	($0.32)	($0.65)	($0.97)	$16.39
2017		15.44	0.29	2.97	3.26	(0.29)	(0.35)	(0.64)	18.06
2016		14.41	0.29	1.36	1.65	(0.25)	(0.37)	(0.62)	15.44
2015		14.63	0.27	(0.09)	0.18	(0.22)	(0.18)	(0.40)	14.41
2014		13.38	0.24	1.51	1.75	(0.18)	(0.32)	(0.50)	14.63
Class 2 shares
2018		17.95	0.32	(1.07)	(0.75)	(0.31)	(0.65)	(0.96)	16.24
2017		15.38	0.25	2.95	3.20	(0.28)	(0.35)	(0.63)	17.95
2016		14.39	0.26	1.35	1.61	(0.25)	(0.37)	(0.62)	15.38
2015	(c)	15.07	0.17	(0.45)	(0.28)	(0.22)	(0.18)	(0.40)	14.39
LARGECAP S&P 500 MANAGED VOLATILITY INDEX ACCOUNT
Class 1 shares
2018		13.42	0.23	(0.71)	(0.48)	(0.20)	–	(0.20)	12.74
2017		12.15	0.18	2.11	2.29	(0.18)	(0.84)	(1.02)	13.42
2016		11.27	0.19	0.96	1.15	(0.12)	(0.15)	(0.27)	12.15
2015		11.22	0.16	(0.07)	0.09	–	(0.04)	(0.04)	11.27
2014		10.46	0.14	1.09	1.23	(0.08)	(0.39)	(0.47)	11.22

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.

	Net Assets, End of Period (in	Ratio of Expenses to Average Net		Ratio of Net Investment Income to
Total Return(b)	thousands)	Assets		Average Net Assets		Portfolio Turnover Rate

(4.58)%	$2,378,088	0.25%		1.94%		8.7%
21.49	2,563,986	0.25		1.71		3.0
11.59	2,262,283	0.25		1.96		6.4
1.14	2,033,459	0.25		1.82		6.3
13.29	1,863,035	0.25		1.74		2.8

(4.90)	7,081	0.50		1.77		8.7
21.20	3,234	0.50		1.46		3.0
11.30	766	0.50		1.74		6.4
(1.95) (d)	161	0.50	(e)	1.78	(e)	6.3	(e)

(3.73)	205,655	0.46		1.64		11.2
19.55	222,026	0.46	(f)	1.40		3.0
10.33	198,548	0.46	(f)	1.63		4.8
0.83	161,654	0.47	(f)	1.46		5.5
11.77	97,236	0.49	(f)	1.29		24.6

(a) Calculated based on average shares outstanding during the period.

(b)Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

(c) Period from May 1, 2015 date operations commenced, through December 31, 2015.

(d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

			Net	Net Realized
		Net Asset Value,	Investment	and Unrealized	Total From	Dividends from	Distributions	Total	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Value, End of
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	Period
MIDCAP ACCOUNT
Class 1 shares
2018		$59.42	$0.17	($2.93)	($2.76)	($0.17)	($7.96)	($8.13)	$48.53
2017		50.96	0.19	12.48	12.67	(0.32)	(3.89)	(4.21)	59.42
2016		55.24	0.33	5.30	5.63	(0.24)	(9.67)	(9.91)	50.96
2015		60.79	0.22	1.19	1.41	(0.32)	(6.64)	(6.96)	55.24
2014		59.37	0.36	6.96	7.32	(0.32)	(5.58)	(5.90)	60.79
Class 2 shares
2018		59.05	0.02	(2.89)	(2.87)	(0.03)	(7.96)	(7.99)	48.19
2017		50.69	0.05	12.39	12.44	(0.19)	(3.89)	(4.08)	59.05
2016		54.97	0.20	5.27	5.47	(0.08)	(9.67)	(9.75)	50.69
2015		60.54	0.07	1.17	1.24	(0.17)	(6.64)	(6.81)	54.97
2014		59.16	0.21	6.93	7.14	(0.18)	(5.58)	(5.76)	60.54
MULTI-ASSET INCOME ACCOUNT
Class 1 shares
2018		11.24	0.51	(1.13)	(0.62)	(0.29)	(0.03)	(0.32)	10.30
2017		10.24	0.46	0.76	1.22	(0.19)	(0.03)	(0.22)	11.24
2016		9.72	0.66	0.11	0.77	(0.23)	(0.02)	(0.25)	10.24
2015	(e)	10.00	0.24	(0.52)	(0.28)	–	–	–	9.72
Class 2 shares
2018		11.18	0.50	(1.15)	(0.65)	(0.29)	(0.03)	(0.32)	10.21
2017		10.20	0.49	0.71	1.20	(0.19)	(0.03)	(0.22)	11.18
2016		9.71	0.46	0.28	0.74	(0.23)	(0.02)	(0.25)	10.20
2015	(e)	10.00	0.23	(0.52)	(0.29)	–	–	–	9.71

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.

	Net Assets, End of Period (in	Ratio of Expenses to Average Net		Ratio of Net Investment Income to
Total Return(b)	thousands)	Assets		Average Net Assets		Portfolio Turnover Rate

(6.55)%	$474,365	0.54%		0.29%		24.6%
25.51	575,104	0.54		0.34		13.4
10.37	576,634	0.54		0.62		13.6
1.64	617,437	0.53		0.37		26.3
12.99	676,836	0.53		0.60		21.6

(6.79) (c)	15,710	0.79		0.04		24.6
25.19 (c)	17,792	0.79		0.09		13.4
10.11	14,985	0.79		0.38		13.6
1.37	15,243	0.78		0.12		26.3
12.70	15,960	0.78		0.35		21.6

(5.63)	329	0.08	(d)	4.68		32.9
11.99	241	0.08	(d)	4.23		22.7
7.96	183	0.08	(d)	6.46		61.0
(2.80) (f)	10	0.08	(d),(g)	5.67	(g)	0.0

(5.93)	54	0.33	(d)	4.57		32.9
11.84	26	0.33	(d)	4.56		22.7
7.65	10	0.33	(d)	4.57		61.0
(2.90) (f)	10	0.33	(d),(g)	5.41	(g)	0.0

(a) Calculated based on average shares outstanding during the period.

(b)Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

(d) Reflects Manager's contractual expense limit.

(e) Period from July 28, 2015 date operations commenced, through December 31, 2015.

(f) Total return amounts have not been annualized.

(g)Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net	Net Realized
	Net Asset Value,	Investment	and Unrealized	Total From	Dividends from	Distributions	Total	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Value, End of
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	Period
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2018	$28.54	$0.44	($1.19)	($0.75)	($0.34)	($1.59)	($1.93)	$25.86
2017	23.94	0.28	4.66	4.94	(0.34)	–	(0.34)	28.54
2016	22.35	0.30	1.73	2.03	(0.26)	(0.18)	(0.44)	23.94
2015	22.31	0.30	0.20	0.50	(0.06)	(0.40)	(0.46)	22.35
2014	24.45	0.24	2.52	2.76	(0.81)	(4.09)	(4.90)	22.31
Class 2 shares
2018	28.25	0.37	(1.17)	(0.80)	(0.28)	(1.59)	(1.87)	25.58
2017	23.71	0.22	4.60	4.82	(0.28)	–	(0.28)	28.25
2016	22.14	0.24	1.72	1.96	(0.21)	(0.18)	(0.39)	23.71
2015	22.11	0.23	0.21	0.44	(0.01)	(0.40)	(0.41)	22.14
2014	24.27	0.18	2.50	2.68	(0.75)	(4.09)	(4.84)	22.11
PRINCIPAL LIFETIME 2010 ACCOUNT
Class 1 shares
2018	13.41	0.32	(0.80)	(0.48)	(0.41)	(0.34)	(0.75)	12.18
2017	12.48	0.34	1.07	1.41	(0.29)	(0.19)	(0.48)	13.41
2016	12.18	0.27	0.37	0.64	(0.27)	(0.07)	(0.34)	12.48
2015	12.60	0.25	(0.39)	(0.14)	(0.28)	–	(0.28)	12.18
2014	12.29	0.25	0.34	0.59	(0.28)	–	(0.28)	12.60

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.

	Net Assets, End of Period (in	Ratio of Expenses to Average Net		Ratio of Net Investment Income to
Total Return(b)	thousands)	Assets		Average Net Assets	Portfolio Turnover Rate

(3.41)%	$128,547	0.63%		1.52%	44.9%
20.75	154,472	0.63		1.07	28.5
9.11	147,193	0.63		1.31	33.7
2.18	154,732	0.64		1.33	22.1	(c)
12.45	33,190	0.66		1.02	8.6

(3.64) (d)	8,757	0.88		1.28	44.9
20.46 (d)	8,526	0.88		0.83	28.5
8.85	7,420	0.88		1.06	33.7
1.94	7,517	0.89		1.05	22.1	(c)
12.19	6,891	0.91		0.77	8.6

(3.87)	31,890	0.02	(e)	2.43	29.0
11.42	41,836	0.01	(e)	2.57	21.7
5.25	42,641	0.02	(e)	2.16	28.9
(1.17)	41,132	0.04	(e)	2.00	24.6
4.81	47,312	0.04	(e)	2.02	41.3

(a) Calculated based on average shares outstanding during the period.

(b)Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

(c) Portfolio turnover rate excludes approximately $1,237,000 of purchases from portfolio realignment from the acquisition of LargeCap Blend Account II.

(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

(e) Does not include expenses of the investment companies in which the Account invests.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

			Net	Net Realized
		Net Asset Value,	Investment	and Unrealized	Total From	Dividends from	Distributions	Total	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Value, End of
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	Period
PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2018		$14.11	$0.33	($1.04)	($0.71)	($0.38)	($0.42)	($0.80)	$12.60
2017		12.66	0.36	1.52	1.88	(0.27)	(0.16)	(0.43)	14.11
2016		12.64	0.26	0.47	0.73	(0.25)	(0.46)	(0.71)	12.66
2015		13.77	0.24	(0.37)	(0.13)	(0.36)	(0.64)	(1.00)	12.64
2014		13.62	0.33	0.44	0.77	(0.33)	(0.29)	(0.62)	13.77
Class 2 shares
2018		14.03	0.35	(1.09)	(0.74)	(0.38)	(0.42)	(0.80)	12.49
2017		12.62	0.86	0.98	1.84	(0.27)	(0.16)	(0.43)	14.03
2016		12.61	0.23	0.48	0.71	(0.24)	(0.46)	(0.70)	12.62
2015	(d)	14.26	0.27	(0.92)	(0.65)	(0.36)	(0.64)	(1.00)	12.61
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2018		13.17	0.29	(1.15)	(0.86)	(0.32)	(0.41)	(0.73)	11.58
2017		11.45	0.34	1.73	2.07	(0.20)	(0.15)	(0.35)	13.17
2016		11.45	0.22	0.45	0.67	(0.19)	(0.48)	(0.67)	11.45
2015		12.34	0.20	(0.30)	(0.10)	(0.32)	(0.47)	(0.79)	11.45
2014		14.05	0.36	0.45	0.81	(0.31)	(2.21)	(2.52)	12.34
Class 2 shares
2018		13.08	0.37	(1.26)	(0.89)	(0.31)	(0.41)	(0.72)	11.47
2017		11.40	0.56	1.47	2.03	(0.20)	(0.15)	(0.35)	13.08
2016		11.43	0.27	0.37	0.64	(0.19)	(0.48)	(0.67)	11.40
2015	(d)	12.85	0.25	(0.88)	(0.63)	(0.32)	(0.47)	(0.79)	11.43

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.

	Net Assets, End of Period (in	Ratio of Expenses to Average Net		Ratio of Net Investment Income to
Total Return(b)	thousands)	Assets		Average Net Assets		Portfolio Turnover Rate

(5.40)%	$172,173	0.01	%(c)	2.37%		28.7%
15.00	197,935	0.00		2.64		23.6
5.76	186,646	0.01	(c)	2.03		17.7
(1.13)	190,987	0.03	(c)	1.79		27.6
5.75	211,470	0.03	(c)	2.40		31.9

(5.68)	1,313	0.26	(c)	2.53		28.7
14.70	674	0.25	(c)	6.24		23.6
5.56	26	0.26	(c)	1.83		17.7
(4.74) (e)	25	0.28	(c),(f)	3.11	(f)	27.6	(f)

(7.06)	140,617	0.01	(c)	2.21		28.6
18.26	152,469	0.01	(c)	2.77		31.0
5.87	123,825	0.01	(c)	1.89		22.4
(1.05)	116,691	0.04	(c)	1.67		31.3
6.06	116,965	0.04	(c)	2.67		23.9

(7.33)	1,798	0.26	(c)	2.87		28.6
17.95	852	0.26	(c)	4.45		31.0
5.56	92	0.26	(c)	2.37		22.4
(5.14) (e)	26	0.29	(c),(f)	3.22	(f)	31.3	(f)

(a) Calculated based on average shares outstanding during the period.

(b)Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

(c) Does not include expenses of the investment companies in which the Account invests.

(d) Period from May 1, 2015 date operations commenced, through December 31, 2015.

(e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

			Net	Net Realized
		Net Asset Value,	Investment	and Unrealized	Total From	Dividends from	Distributions	Total	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Value, End of
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	Period
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2018		$15.97	$0.34	($1.50)	($1.16)	($0.33)	($0.54)	($0.87)	$13.94
2017		13.52	0.36	2.41	2.77	(0.20)	(0.12)	(0.32)	15.97
2016		13.53	0.22	0.51	0.73	(0.20)	(0.54)	(0.74)	13.52
2015		14.50	0.22	(0.31)	(0.09)	(0.36)	(0.52)	(0.88)	13.53
2014		14.94	0.42	0.49	0.91	(0.31)	(1.04)	(1.35)	14.50
Class 2 shares
2018		15.88	0.37	(1.56)	(1.19)	(0.32)	(0.54)	(0.86)	13.83
2017		13.47	0.41	2.32	2.73	(0.20)	(0.12)	(0.32)	15.88
2016		13.51	0.45	0.24	0.69	(0.19)	(0.54)	(0.73)	13.47
2015	(d)	15.14	0.18	(0.93)	(0.75)	(0.36)	(0.52)	(0.88)	13.51
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2018		15.62	0.31	(1.53)	(1.22)	(0.33)	(0.70)	(1.03)	13.37
2017		13.06	0.32	2.55	2.87	(0.19)	(0.12)	(0.31)	15.62
2016		13.07	0.21	0.52	0.73	(0.18)	(0.56)	(0.74)	13.06
2015		14.18	0.20	(0.26)	(0.06)	(0.38)	(0.67)	(1.05)	13.07
2014		14.96	0.40	0.50	0.90	(0.34)	(1.34)	(1.68)	14.18
Class 2 shares
2018		15.53	0.32	(1.57)	(1.25)	(0.31)	(0.70)	(1.01)	13.27
2017		13.01	0.58	2.24	2.82	(0.18)	(0.12)	(0.30)	15.53
2016		13.05	0.31	0.37	0.68	(0.16)	(0.56)	(0.72)	13.01
2015	(d)	14.84	0.18	(0.92)	(0.74)	(0.38)	(0.67)	(1.05)	13.05

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.

	Net Assets, End of Period (in	Ratio of Expenses to Average Net		Ratio of Net Investment Income to
Total Return(b)	thousands)	Assets		Average Net Assets		Portfolio Turnover Rate

(7.85)%	$62,741	0.01	%(c)	2.17%		14.5%
20.68	63,759	0.01	(c)	2.43		28.3
5.45	49,980	0.02	(c)	1.68		30.4
(0.85)	45,261	0.04	(c)	1.52		24.2
6.21	42,304	0.05	(c)	2.83		21.1

(8.12)	657	0.26	(c)	2.39		14.5
20.41	377	0.26	(c)	2.74		28.3
5.16	131	0.27	(c)	3.34		30.4
(5.18) (e)	10	0.29	(c),(f)	1.97	(f)	24.2	(f)

(8.64)	30,354	0.02	(c)	2.03		22.6
22.14	31,610	0.02	(c)	2.23		36.5
5.58	26,674	0.03	(c)	1.64		33.1
(0.69)	23,502	0.05	(c)	1.46		26.6
6.21	21,796	0.06	(c)	2.70		28.5

(8.87)	926	0.27	(c)	2.09		22.6
21.89	777	0.27	(c)	3.90		36.5
5.24	94	0.28	(c)	2.39		33.1
(5.25) (e)	35	0.30	(c),(f)	2.03	(f)	26.6	(f)

(a) Calculated based on average shares outstanding during the period.

(b)Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

(c) Does not include expenses of the investment companies in which the Account invests.

(d) Period from May 1, 2015 date operations commenced, through December 31, 2015.

(e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net	Net Realized
	Net Asset Value,	Investment	and Unrealized	Total From	Dividends from	Distributions	Total	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Value, End of
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	Period
PRINCIPAL LIFETIME 2060 ACCOUNT
Class 1 shares
2018	$14.38	$0.25	($1.47)	($1.22)	($0.31)	($0.53)	($0.84)	$12.32
2017	11.88	0.40	2.29	2.69	(0.12)	(0.07)	(0.19)	14.38
2016	11.75	0.18	0.46	0.64	(0.13)	(0.38)	(0.51)	11.88
2015	12.19	0.20	(0.28)	(0.08)	(0.15)	(0.21)	(0.36)	11.75
2014	11.58	0.39	0.25	0.64	(0.01)	(0.02)	(0.03)	12.19
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2018	12.11	0.31	(0.66)	(0.35)	(0.33)	(0.13)	(0.46)	11.30
2017	11.40	0.30	0.69	0.99	(0.28)	–	(0.28)	12.11
2016	11.15	0.26	0.27	0.53	(0.28)	–	(0.28)	11.40
2015	11.51	0.25	(0.35)	(0.10)	(0.26)	–	(0.26)	11.15
2014	11.29	0.23	0.29	0.52	(0.30)	–	(0.30)	11.51
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2018	20.62	0.37	(1.09)	(0.72)	(0.37)	(1.67)	(2.04)	17.86
2017	21.30	0.25	1.62	1.87	(0.39)	(2.16)	(2.55)	20.62
2016	22.20	0.31	1.09	1.40	(0.32)	(1.98)	(2.30)	21.30
2015	22.33	0.34	0.57	0.91	(0.34)	(0.70)	(1.04)	22.20
2014	17.08	0.29	5.28	5.57	(0.32)	–	(0.32)	22.33
Class 2 shares
2018	20.70	0.34	(1.12)	(0.78)	(0.33)	(1.67)	(2.00)	17.92
2017	21.36	0.19	1.64	1.83	(0.33)	(2.16)	(2.49)	20.70
2016	22.29	0.28	1.06	1.34	(0.29)	(1.98)	(2.27)	21.36
2015	22.45	0.34	0.53	0.87	(0.33)	(0.70)	(1.03)	22.29
2014	17.18	0.27	5.27	5.54	(0.27)	–	(0.27)	22.45

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.

	Net Assets, End of Period (in	Ratio of Expenses to Average Net		Ratio of Net Investment Income to
Total Return(b)	thousands)	Assets		Average Net Assets	Portfolio Turnover Rate

(9.25)%	$4,649	0.10%(c),(d)		1.71%	84.9%
22.74	5,712	0.10	(c),(d)	2.98	33.1
5.52	2,644	0.10	(c),(d)	1.55	43.1
(0.75)	2,097	0.13	(c),(d)	1.65	30.3
5.58	825	0.13	(c),(d)	3.28	43.2

(3.00)	20,664	0.03	(d)	2.61	31.2
8.76	24,630	0.02	(d)	2.56	20.0
4.77	24,741	0.03	(d)	2.29	28.5
(0.95)	24,452	0.05	(d)	2.21	24.4
4.57	30,016	0.05	(d)	2.01	39.8

(4.21)	133,429	0.89		1.89	17.3
9.19	154,615	0.89		1.19	19.6
5.85	158,760	0.89		1.38	31.3
4.21	159,292	0.89		1.54	22.8
32.82	166,701	0.89		1.48	15.7

(4.47)	3,493	1.14		1.73	17.3
8.94	2,830	1.14		0.89	19.6
5.53	4,215	1.14		1.26	31.3
4.00	1,994	1.14		1.56	22.8
32.44	492	1.14		1.37	15.7

(a) Calculated based on average shares outstanding during the period.

(b)Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

(c) Reflects Manager's contractual expense limit.

(d) Does not include expenses of the investment companies in which the Account invests.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net	Net Realized
	Net Asset Value,	Investment	and Unrealized	Total From	Dividends from	Distributions	Total	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Value, End of
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	Period
SAM BALANCED PORTFOLIO
Class 1 shares
2018	$15.89	$0.36	($1.07)	($0.71)	($0.50)	($0.78)	($1.28)	$13.90
2017	14.44	0.45	1.71	2.16	(0.34)	(0.37)	(0.71)	15.89
2016	14.69	0.30	0.70	1.00	(0.32)	(0.93)	(1.25)	14.44
2015	16.51	0.30	(0.38)	(0.08)	(0.49)	(1.25)	(1.74)	14.69
2014	18.53	0.47	0.73	1.20	(0.52)	(2.70)	(3.22)	16.51
Class 2 shares
2018	15.72	0.32	(1.06)	(0.74)	(0.46)	(0.78)	(1.24)	13.74
2017	14.30	0.42	1.67	2.09	(0.30)	(0.37)	(0.67)	15.72
2016	14.55	0.27	0.69	0.96	(0.28)	(0.93)	(1.21)	14.30
2015	16.37	0.26	(0.38)	(0.12)	(0.45)	(1.25)	(1.70)	14.55
2014	18.39	0.43	0.73	1.16	(0.48)	(2.70)	(3.18)	16.37
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2018	12.33	0.34	(0.73)	(0.39)	(0.42)	(0.47)	(0.89)	11.05
2017	11.50	0.38	0.92	1.30	(0.34)	(0.13)	(0.47)	12.33
2016	11.52	0.31	0.42	0.73	(0.30)	(0.45)	(0.75)	11.50
2015	12.60	0.29	(0.36)	(0.07)	(0.41)	(0.60)	(1.01)	11.52
2014	13.39	0.41	0.40	0.81	(0.42)	(1.18)	(1.60)	12.60
Class 2 shares
2018	12.19	0.31	(0.73)	(0.42)	(0.39)	(0.47)	(0.86)	10.91
2017	11.38	0.36	0.89	1.25	(0.31)	(0.13)	(0.44)	12.19
2016	11.41	0.27	0.42	0.69	(0.27)	(0.45)	(0.72)	11.38
2015	12.48	0.27	(0.36)	(0.09)	(0.38)	(0.60)	(0.98)	11.41
2014	13.28	0.38	0.38	0.76	(0.38)	(1.18)	(1.56)	12.48

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.

	Net Assets, End of Period (in	Ratio of Expenses to Average Net		Ratio of Net Investment Income to
Total Return(b)	thousands)	Assets		Average Net Assets	Portfolio Turnover Rate

(5.04)%	$561,162	0.23%(c),(d)		2.29%	18.2%
15.21	678,409	0.23	(d)	2.92	27.4
6.82	672,562	0.23	(d)	2.07	16.5
(0.81)	732,937	0.23	(d)	1.88	26.1
6.82	826,908	0.23	(d)	2.64	16.4

(5.25)	104,051	0.48	(c),(d)	2.10	18.2
14.88	110,129	0.48	(d)	2.77	27.4
6.62	97,047	0.48	(d)	1.88	16.5
(1.08)	96,511	0.48	(d)	1.66	26.1
6.59	99,852	0.48	(d)	2.44	16.4

(3.49)	154,297	0.22	(c),(d)	2.79	19.5
11.46	178,523	0.23	(d)	3.16	26.3
6.37	183,830	0.23	(d)	2.64	19.8
(0.78)	193,585	0.23	(d)	2.38	28.2
6.22	206,621	0.23	(d)	3.10	21.2

(3.75)	20,449	0.47	(c),(d)	2.59	19.5
11.14	20,541	0.48	(d)	3.06	26.3
6.08	17,477	0.48	(d)	2.39	19.8
(0.93)	17,774	0.48	(d)	2.19	28.2
5.92	16,731	0.48	(d)	2.87	21.2

(a) Calculated based on average shares outstanding during the period.

(b)Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

(c) Reflects Manager's contractual expense limit.

(d) Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net	Net Realized
	Net Asset Value,	Investment	and Unrealized	Total From	Dividends from	Distributions	Total	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Value, End of
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2018	$19.86	$0.35	($1.51)	($1.16)	($0.56)	($0.98)	($1.54)	$17.16
2017	17.22	0.54	2.82	3.36	(0.30)	(0.42)	(0.72)	19.86
2016	17.22	0.30	0.90	1.20	(0.26)	(0.94)	(1.20)	17.22
2015	19.02	0.26	(0.41)	(0.15)	(0.43)	(1.22)	(1.65)	17.22
2014	20.60	0.48	0.97	1.45	(0.39)	(2.64)	(3.03)	19.02
Class 2 shares
2018	19.60	0.31	(1.50)	(1.19)	(0.51)	(0.98)	(1.49)	16.92
2017	17.01	0.49	2.78	3.27	(0.26)	(0.42)	(0.68)	19.60
2016	17.02	0.25	0.89	1.14	(0.21)	(0.94)	(1.15)	17.01
2015	18.82	0.21	(0.40)	(0.19)	(0.39)	(1.22)	(1.61)	17.02
2014	20.42	0.42	0.97	1.39	(0.35)	(2.64)	(2.99)	18.82
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2018	12.95	0.40	(0.63)	(0.23)	(0.53)	(0.33)	(0.86)	11.86
2017	12.45	0.47	0.56	1.03	(0.44)	(0.09)	(0.53)	12.95
2016	12.27	0.42	0.44	0.86	(0.43)	(0.25)	(0.68)	12.45
2015	13.22	0.40	(0.56)	(0.16)	(0.47)	(0.32)	(0.79)	12.27
2014	13.72	0.49	0.33	0.82	(0.52)	(0.80)	(1.32)	13.22
Class 2 shares
2018	12.83	0.38	(0.63)	(0.25)	(0.51)	(0.33)	(0.84)	11.74
2017	12.34	0.45	0.54	0.99	(0.41)	(0.09)	(0.50)	12.83
2016	12.17	0.38	0.44	0.82	(0.40)	(0.25)	(0.65)	12.34
2015	13.12	0.37	(0.56)	(0.19)	(0.44)	(0.32)	(0.76)	12.17
2014	13.62	0.45	0.33	0.78	(0.48)	(0.80)	(1.28)	13.12

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.

	Net Assets, End of Period (in	Ratio of Expenses to Average Net		Ratio of Net Investment Income to
Total Return(b)	thousands)	Assets		Average Net Assets	Portfolio Turnover Rate

(6.62)%	$189,654	0.23%(c),(d)		1.81%	27.0%
19.78	220,054	0.23	(d)	2.88	35.1
7.00	194,284	0.23	(d)	1.73	25.5
(1.09)	193,966	0.23	(d)	1.40	29.1
7.43	198,465	0.23	(d)	2.40	19.4

(6.82)	118,307	0.48	(c),(d)	1.60	27.0
19.46	127,079	0.48	(d)	2.68	35.1
6.76	108,247	0.48	(d)	1.49	25.5
(1.34)	103,771	0.48	(d)	1.17	29.1
7.14	102,757	0.48	(d)	2.11	19.4

(1.97)	157,019	0.23	(d)	3.19	19.9
8.41	194,742	0.23	(d)	3.69	29.3
7.04	196,393	0.23	(d)	3.32	17.1
(1.31)	200,828	0.23	(d)	3.05	25.2
6.03	215,309	0.23	(d)	3.55	18.8

(2.20)	25,656	0.48	(d)	3.07	19.9
8.13	23,003	0.48	(d)	3.57	29.3
6.73	20,085	0.48	(d)	3.06	17.1
(1.55)	21,108	0.48	(d)	2.85	25.2
5.80	19,836	0.48	(d)	3.27	18.8

(a) Calculated based on average shares outstanding during the period.

(b)Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

(c) Reflects Manager's contractual expense limit.

(d) Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net	Net Realized
	Net Asset Value,	Investment	and Unrealized	Total From	Dividends from	Distributions	Total	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Value, End of
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	Period
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2018	$21.72	$0.33	($2.01)	($1.68)	($0.52)	($1.16)	($1.68)	$18.36
2017	18.54	0.51	3.54	4.05	(0.30)	(0.57)	(0.87)	21.72
2016	18.70	0.30	0.85	1.15	(0.28)	(1.03)	(1.31)	18.54
2015	21.00	0.29	(0.56)	(0.27)	(0.47)	(1.56)	(2.03)	18.70
2014	23.55	0.56	1.33	1.89	(0.38)	(4.06)	(4.44)	21.00
Class 2 shares
2018	21.46	0.28	(2.00)	(1.72)	(0.47)	(1.16)	(1.63)	18.11
2017	18.33	0.47	3.48	3.95	(0.25)	(0.57)	(0.82)	21.46
2016	18.50	0.26	0.83	1.09	(0.23)	(1.03)	(1.26)	18.33
2015	20.80	0.24	(0.55)	(0.31)	(0.43)	(1.56)	(1.99)	18.50
2014	23.38	0.49	1.32	1.81	(0.33)	(4.06)	(4.39)	20.80
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2018	2.55	0.06	(0.03)	0.03	(0.06)	–	(0.06)	2.52
2017	2.54	0.05	0.01	0.06	(0.05)	–	(0.05)	2.55
2016	2.54	0.05	–	0.05	(0.05)	–	(0.05)	2.54
2015	2.59	0.04	(0.02)	0.02	(0.07)	–	(0.07)	2.54
2014	2.59	0.05	(0.01)	0.04	(0.04)	–	(0.04)	2.59
Class 2 shares
2018	2.54	0.05	(0.03)	0.02	(0.05)	–	(0.05)	2.51
2017	2.53	0.05	0.01	0.06	(0.05)	–	(0.05)	2.54
2016	2.53	0.04	0.01	0.05	(0.05)	–	(0.05)	2.53
2015	2.58	0.04	(0.02)	0.02	(0.07)	–	(0.07)	2.53
2014	2.59	0.04	(0.01)	0.03	(0.04)	–	(0.04)	2.58

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.

	Net Assets, End of Period (in	Ratio of Expenses to Average Net		Ratio of Net Investment Income to
Total Return(b)	thousands)	Assets		Average Net Assets	Portfolio Turnover Rate

(8.60)%	$140,247	0.23%(c),(d)		1.56%	37.8%
22.22	163,861	0.23	(d)	2.50	37.7
6.15	145,083	0.23	(d)	1.61	23.4
(1.62)	142,227	0.23	(d)	1.45	37.9
8.68	138,863	0.23	(d)	2.50	20.4

(8.87)	114,902	0.48	(c),(d)	1.34	37.8
21.95	126,632	0.48	(d)	2.33	37.7
5.90	103,870	0.48	(d)	1.41	23.4
(1.87)	95,775	0.48	(d)	1.19	37.9
8.35	96,446	0.48	(d)	2.21	20.4

1.02	149,075	0.50	(c)	2.19	49.9
2.39	158,446	0.50	(c)	2.01	67.3
2.14	170,538	0.50	(c)	1.91	48.6
0.71	160,833	0.49	(c)	1.63	57.0
1.73	267,674	0.49	(c)	1.74	54.3

1.23 (e)	4,083	0.75	(c)	1.96	49.9
1.78 (e)	2,300	0.75	(c)	1.78	67.3
2.01	2,072	0.75	(c)	1.65	48.6
0.59	1,485	0.74	(c)	1.39	57.0
1.02	913	0.74	(c)	1.49	54.3

(a) Calculated based on average shares outstanding during the period.

(b)Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

(c) Reflects Manager's contractual expense limit.

(d) Does not include expenses of the investment companies in which the Portfolio invests.

(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

			Net	Net Realized
		Net Asset Value,	Investment	and Unrealized	Total From	Dividends from	Distributions	Total	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Value, End of
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	Period
SMALLCAP ACCOUNT
Class 1 shares
2018		$17.10	$0.03	($1.62)	($1.59)	($0.06)	($1.15)	($1.21)	$14.30
2017		15.21	0.06	1.89	1.95	(0.06)	–	(0.06)	17.10
2016		13.55	0.15	2.15	2.30	(0.04)	(0.60)	(0.64)	15.21
2015		13.99	0.05	(0.03)	0.02	(0.01)	(0.45)	(0.46)	13.55
2014		13.79	0.02	0.64	0.66	(0.05)	(0.41)	(0.46)	13.99
Class 2 shares
2018		17.04	(0.01)	(1.62)	(1.63)	(0.02)	(1.15)	(1.17)	14.24
2017		15.17	0.02	1.87	1.89	(0.02)	–	(0.02)	17.04
2016		13.52	0.11	2.15	2.26	(0.01)	(0.60)	(0.61)	15.17
2015	(d)	14.49	0.02	(0.53)	(0.51)	(0.01)	(0.45)	(0.46)	13.52

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.

		Net Assets, End of Period (in	Ratio of Expenses to Average Net		Ratio of Net Investment Income to
Total Return(b)		thousands)	Assets		Average Net Assets	Portfolio Turnover Rate

(10.89)%		$163,243	0.83%		0.20%	45.0%
12.87		208,669	0.83		0.37	64.1
17.39		209,911	0.83		1.08	57.1
(0.10)		205,344	0.83		0.33	63.3
4.89		64,682	0.87		0.16	67.0

(11.17	) (c)	4,874	1.08		(0.05)	45.0
12.57	(c)	5,371	1.08		0.12	64.1
17.15		4,938	1.08		0.80	57.1
(3.76) (e)		4,523	1.08	(f)	0.13 (f)	63.3	(f)

(a) Calculated based on average shares outstanding during the period.

(b)Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

(d) Period from February 17, 2015 date operations commenced, through December 31, 2015.

(e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

See accompanying notes.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
Principal Variable Contracts Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Principal Variable Contracts Funds, Inc. (the “Fund”) (comprising, Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, Diversified International Account, Equity IncomeAccount, Government & High Quality BondAccount, IncomeAccount, International Emerging MarketsAccount, LargeCap GrowthAccount, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Index Managed Volatility Index Account, MidCap Account, Multi-Asset Income Account, Principal Capital Appreciation Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, and SmallCap Account (collectively referred to as the “Accounts”)), including the schedules of investments, as of December 31, 2018, and the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Accounts comprising the Fund at December 31, 2018, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Accounts comprising the Fund	Statement of	Statements of	Financial highlights
	operations	changes in net assets
Bond Market Index Account	For the year ended	For each of the two	For each of the five years in the
Core Plus Bond Account	December 31, 2018	years in the period ended	period ended December 31, 2018
Diversified Balanced Account		December 31, 2018
Diversified Balanced Managed Volatility Account
Diversified Growth Account
Diversified Growth Managed Volatility Account
Diversified Income Account
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
Income Account
International Emerging Markets Account
LargeCap Growth Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
LargeCap S&P 500 Managed Volatility Index Account
MidCap Account
Principal Capital Appreciation Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime 2060 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
SAM Balanced Portfolio
SAM Conservative Balanced Portfolio
SAM Conservative Growth Portfolio
SAM Flexible Income Portfolio
SAM Strategic Growth Portfolio
Short-Term Income Account
SmallCap Account
Multi-Asset Income Account	For the year ended	For each of the two	For each of the three years in the
	December 31, 2018	years in the period ended	period ended December 31, 2018
		December 31, 2018	and the period from July 28, 2015
(commencement of operations)
through December 31, 2015
Diversified Balanced Volatility Control Account	For the year ended	For the year ended December 31, 2018 and the period from
Diversified Growth Volatility Control Account	December 31, 2018	March 30, 2017 (commencement of operations) through
December 31, 2017

Report of Independent Registered Public Accounting Firm

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, transfer agent, agent banks, and brokers or by other appropriate auditing procedures where replies from agent banks and broker were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Principal investment companies since 1969.

Minneapolis, Minnesota

February 15, 2019

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
December 31, 2018 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the expenses the Funds bear directly, each of the Accounts may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018), unless otherwise noted.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds.

			Expenses Paid
		Ending	During Period
	Beginning Account	Account Value	July 1, 2018	Annualized
	Value July 1, 2018	December 31, 2018	to December 31, 2018(a)	Expense Ratio
Bond Market Index Account Class 1
Actual	$1,000.00	$1,015.69	$0.76	0.15%
Hypothetical	1,000.00	1,024.45	0.77	0.15

Core Plus Bond Account Class 1
Actual	1,000.00	1,007.15	2.38	0.47
Hypothetical	1,000.00	1,022.84	2.40	0.47

Core Plus Bond Account Class 2
Actual	1,000.00	1,006.01	3.64	0.72
Hypothetical	1,000.00	1,021.58	3.67	0.72

Diversified Balanced Account Class 1
Actual	1,000.00	964.93	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05

Diversified Balanced Account Class 2
Actual	1,000.00	963.60	1.48	0.30
Hypothetical	1,000.00	1,023.69	1.53	0.30

Diversified Balanced Managed Volatility Account Class 2
Actual	1,000.00	966.44	1.54	0.31
Hypothetical	1,000.00	1,023.64	1.58	0.31

Diversified Balanced Volatility Control Account Class 2
Actual	1,000.00	970.06	1.89	0.38
Hypothetical	1,000.00	1,023.29	1.94	0.38

Diversified Growth Account Class 2
Actual	1,000.00	947.40	1.47	0.30
Hypothetical	1,000.00	1,023.69	1.53	0.30

	Shareholder Expense Example
	Principal Variable Contracts Funds, Inc.
	December 31, 2018 (unaudited)

			Expenses Paid
		Ending	During Period
	Beginning Account	Account Value	July 1, 2018	Annualized
	Value July 1, 2018	December 31, 2018	to December 31, 2018(a)	Expense Ratio
Diversified Growth Managed Volatility Account Class 2
Actual	$1,000.00	$951.05	$1.48	0.30%
Hypothetical	1,000.00	1,023.69	1.53	0.30

Diversified Growth Volatility Control Account Class 2
Actual	1,000.00	957.51	1.83	0.37
Hypothetical	1,000.00	1,023.34	1.89	0.37

Diversified Income Account Class 2
Actual	1,000.00	979.23	1.50	0.30
Hypothetical	1,000.00	1,023.69	1.53	0.30

Diversified International Account Class 1
Actual	1,000.00	858.45	4.26	0.91
Hypothetical	1,000.00	1,020.62	4.63	0.91

Diversified International Account Class 2
Actual	1,000.00	857.21	5.43	1.16
Hypothetical	1,000.00	1,019.36	5.90	1.16

Equity Income Account Class 1
Actual	1,000.00	952.07	2.36	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48

Equity Income Account Class 2
Actual	1,000.00	950.94	3.59	0.73
Hypothetical	1,000.00	1,021.53	3.72	0.73

Government & High Quality Bond Account Class 1
Actual	1,000.00	1,018.52	2.59	0.51
Hypothetical	1,000.00	1,022.63	2.60	0.51

Government & High Quality Bond Account Class 2
Actual	1,000.00	1,016.25	3.86	0.76
Hypothetical	1,000.00	1,021.37	3.87	0.76

Income Account Class 1
Actual	1,000.00	1,009.77	2.58	0.51
Hypothetical	1,000.00	1,022.63	2.60	0.51

Income Account Class 2
Actual	1,000.00	1,008.64	3.85	0.76
Hypothetical	1,000.00	1,021.37	3.87	0.76

International Emerging Markets Account Class 1
Actual	1,000.00	851.67	6.30	1.35
Hypothetical	1,000.00	1,018.40	6.87	1.35

International Emerging Markets Account Class 2
Actual	1,000.00	850.08	7.46	1.60
Hypothetical	1,000.00	1,017.14	8.13	1.60

LargeCap Growth Account I Class 1
Actual	1,000.00	925.04	3.54	0.73
Hypothetical	1,000.00	1,021.53	3.72	0.73

LargeCap Growth Account I Class 2
Actual	1,000.00	924.16	4.75	0.98
Hypothetical	1,000.00	1,020.27	4.99	0.98

LargeCap Growth Account Class 1
Actual	1,000.00	845.52	3.21	0.69
Hypothetical	1,000.00	1,021.73	3.52	0.69

LargeCap Growth Account Class 2
Actual	1,000.00	844.40	4.37	0.94
Hypothetical	1,000.00	1,020.47	4.79	0.94

LargeCap S&P 500 Index Account Class 1
Actual	1,000.00	930.53	1.22	0.25
Hypothetical	1,000.00	1,023.95	1.28	0.25

	Shareholder Expense Example
	Principal Variable Contracts Funds, Inc.
	December 31, 2018 (unaudited)

			Expenses Paid
		Ending	During Period
	Beginning Account	Account Value	July 1, 2018	Annualized
	Value July 1, 2018	December 31, 2018	to December 31, 2018(a)	Expense Ratio
LargeCap S&P 500 Index Account Class 2
Actual	$1,000.00	$928.73	$2.43	0.50%
Hypothetical	1,000.00	1,022.68	2.55	0.50
LargeCap S&P 500 Managed Volatility Index
Account Class 1
Actual	1,000.00	938.91	2.25	0.46
Hypothetical	1,000.00	1,022.89	2.35	0.46

MidCap Account Class 1
Actual	1,000.00	907.21	2.64	0.55
Hypothetical	1,000.00	1,022.43	2.80	0.55

MidCap Account Class 2
Actual	1,000.00	905.92	3.84	0.80
Hypothetical	1,000.00	1,021.17	4.08	0.80

Multi-Asset Income Account Class 1
Actual	1,000.00	959.91	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08

Multi-Asset Income Account Class 2
Actual	1,000.00	957.79	1.63	0.33
Hypothetical	1,000.00	1,023.54	1.68	0.33

Principal Capital Appreciation Account Class 1
Actual	1,000.00	940.20	3.13	0.64
Hypothetical	1,000.00	1,021.98	3.26	0.64

Principal Capital Appreciation Account Class 2
Actual	1,000.00	939.31	4.35	0.89
Hypothetical	1,000.00	1,020.72	4.53	0.89

Principal LifeTime 2010 Account Class 1
Actual	1,000.00	965.58	0.10	0.02
Hypothetical	1,000.00	1,025.10	0.10	0.02

Principal LifeTime 2020 Account Class 1
Actual	1,000.00	947.38	0.05	0.01
Hypothetical	1,000.00	1,025.16	0.05	0.01

Principal LifeTime 2020 Account Class 2
Actual	1,000.00	945.87	1.28	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26

Principal LifeTime 2030 Account Class 1
Actual	1,000.00	927.95	0.05	0.01
Hypothetical	1,000.00	1,025.16	0.05	0.01

Principal LifeTime 2030 Account Class 2
Actual	1,000.00	925.97	1.26	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26

Principal LifeTime 2040 Account Class 1
Actual	1,000.00	913.49	0.05	0.01
Hypothetical	1,000.00	1,025.16	0.05	0.01

Principal LifeTime 2040 Account Class 2
Actual	1,000.00	911.94	1.25	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26

Principal LifeTime 2050 Account Class 1
Actual	1,000.00	904.31	0.10	0.02
Hypothetical	1,000.00	1,025.10	0.10	0.02

Principal LifeTime 2050 Account Class 2
Actual	1,000.00	903.14	1.30	0.27
Hypothetical	1,000.00	1,023.84	1.38	0.27

	Shareholder Expense Example
	Principal Variable Contracts Funds, Inc.
	December 31, 2018 (unaudited)

			Expenses Paid
		Ending	During Period
	Beginning Account	Account Value	July 1, 2018	Annualized
	Value July 1, 2018	December 31, 2018	to December 31, 2018(a)	Expense Ratio
Principal LifeTime 2060 Account Class 1
Actual	$1,000.00	$898.15	$0.57	0.12%
Hypothetical	1,000.00	1,024.60	0.61	0.12

Principal LifeTime Strategic Income Account Class 1
Actual	1,000.00	977.24	0.15	0.03
Hypothetical	1,000.00	1,025.05	0.15	0.03

Real Estate Securities Account Class 1
Actual	1,000.00	945.93	4.37	0.89
Hypothetical	1,000.00	1,020.72	4.53	0.89

Real Estate Securities Account Class 2
Actual	1,000.00	944.76	5.59	1.14
Hypothetical	1,000.00	1,019.46	5.80	1.14

SAM Balanced Portfolio Class 1
Actual	1,000.00	947.19	1.18	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24

SAM Balanced Portfolio Class 2
Actual	1,000.00	945.67	2.40	0.49
Hypothetical	1,000.00	1,022.74	2.50	0.49

SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	965.86	1.14	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23

SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	964.05	2.38	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48

SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	928.66	1.12	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23

SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	927.54	2.33	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48

SAM Flexible Income Portfolio Class 1
Actual	1,000.00	983.34	1.15	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23

SAM Flexible Income Portfolio Class 2
Actual	1,000.00	981.09	2.40	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48

SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	911.49	1.11	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23

SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	910.07	2.31	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48

Short-Term Income Account Class 1
Actual	1,000.00	1,010.17	2.53	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50

Short-Term Income Account Class 2
Actual	1,000.00	1,008.27	3.80	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75

SmallCap Account Class 1
Actual	1,000.00	806.67	3.78	0.83
Hypothetical	1,000.00	1,021.02	4.23	0.83

	Shareholder Expense Example
	Principal Variable Contracts Funds, Inc.
	December 31, 2018 (unaudited)

			Expenses Paid
		Ending	During Period
	Beginning Account	Account Value	July 1, 2018	Annualized
	Value July 1, 2018	December 31, 2018	to December 31, 2018(a)	Expense Ratio
SmallCap Account Class 2
Actual	$1,000.00	$805.22	$4.91	1.08%
Hypothetical	1,000.00	1,019.76	5.50	1.08

(a)	Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Principal Variable Contracts Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940

As noted in the table provided below, certain of the Accounts made distributions for the month of September 2018 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of September 2018, the estimated sources of these distributions were as follows:

	September 2018
Fund	Net Income	Realized Gain	Capital Sources
LargeCap Growth Account I	69.50%	30.50%	0.00%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.

As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

			Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	131	Durango Herald, Inc;
Director since 2004			McClatchy Newspapers, Inc.
Member, Nominating and Governance
Committee
1948

Leroy T. Barnes, Jr.	Retired.	131	McClatchy Newspapers,
Director since 2012			Inc.; Herbalife Ltd.; Frontier
Member, Audit Committee			Communications, Inc.
1951

Craig Damos	President, The Damos Company	131	Hardin Construction
Director since 2008
Member, Audit Committee Member,
15(c)Committee
1954

Mark A. Grimmett	Formerly, Executive Vice President and CFO, Merle	131	None
Director since 2004	Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	Formerly, CEO, MAM USA	131	Focus Products Group; MAM
Director since 2005			USA
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Retired.	131	Armstrong World Industries,
Director since March 2012			Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

Karen (“Karrie”) McMillan	Managing Director, Patomak Global Partners, LLC.	131	None
Director since 2014	Formerly, General Counsel, Investment Company
Member, Operations Committee	Institute
1961

Elizabeth A. Nickels	Formerly, Executive Director, Herman Miller	131	Charlotte Russe; Follet
Director since 2015	Foundation; Formerly President, Herman Miller		Corporation; PetSmart;
Member, Audit Committee	Healthcare		SpartanNash; Spectrum
1962			Health Systems

Mary M. (“Meg”) VanDeWeghe	CEO and President, Forte Consulting, Inc.	131	Brown Advisory; B/E
Director since 2018			Aerospace; WP Carey; Nalco
Member, Operations Committee			(and its successor Ecolab)
1959

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the

Manager and Principal Life.

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Michael J. Beer	Chief Executive Officer, Principal Funds	131	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015 Executive
President, Chief Executive Officer	Director – Funds, Principal Global
Member, Executive Committee	Investors, LLC (“PGI”) since 2017 Director, PGI
1961	since 2017
Director, PFD since 2015
Vice President/Mutual Funds and Broker
Dealer, Principal Life Insurance Company
(“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (“PMC”) (2006-2015) President &
Chief Executive Officer,
PMC (2015-2017)
Executive Vice President/Chief Operating
Officer, PMC (2008-2015)
Chair, PMC (2015-2017)
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Nora M. Everett	Director, Finisterre Capital LLP since 2011 Director,	131	None
Director since 2008	Origin Asset Management
Chair	LLP since 2011
Member, Executive Committee	Chairman, Principal Financial
1959	Advisors, Inc. (“PFA”) (2010-2015) Chairman,
PFD (2011-2015)
Senior Vice President/Retirement and
Income Solutions (“RIS”), PLIC (2008-2015)
President/RIS, PLIC since 2015
Chairman, PMC (2011-2015)
President, PMC (2008-2015)
Director, PSI (2008-2011, and since 2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI (2009-2015) Chairman,
PSS (2011-2015)

Patrick Halter	Director, Morley Capital Management, Inc.	131	None
Director since 2017	(“Morley”) since 2017
Member, Executive Committee	Chair, Post Advisory Group, LLC (“Post”) since
1959	2017
Chief Operating Officer, PGI since 2017 Director,
PGI since 2003
Chair, PREI since 2004
Chief Executive Officer, PREI since 2005 Chair,
Spectrum since 2017

Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.

The following table presents officers of the Funds.

Name,
Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Vice President and Counsel (2017-2018)
Deputy Chief Compliance Officer	Assistant Counsel (2010-2017)
Des Moines, IA 50392	Assistant Secretary (2015-2018)
1973	Counsel, PGI (2017-2018)
Counsel, PFD (2009-2013)
Counsel, PLIC (2009-2018)
Counsel, PMC (2009-2013, 2014-2017)
Counsel, PSI (2009-2013)
Counsel, PSS (2009-2013)

Tracy Bollin	Managing Director, PGI since 2016
Chief Financial Officer	Chief Operating Officer, PMC (2015-2017)
Des Moines, IA 50392	Chief Financial Officer, PFA (2010-2015)
1970	Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)

Gina L. Graham	Vice President/Treasurer, PFA since 2016
Treasurer	Vice President/Treasurer, Morely since 2016
Des Moines, IA 50392	Vice President/Treasurer, PFD since 2016
1965	Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, Principal Real Estate
Investors, LLC since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016

Laura B. Latham	Counsel, PGI since 2018
Assistant Counsel and Assistant Secretary	Prior thereto, Attorney in Private Practice
Des Moines, IA 50392
1986

Diane K. Nelson	Chief Compliance Officer/AML Officer, PSS since
AML Officer	2015
Des Moines, IA 50392	Compliance Advisor, PMC (2013-2015)
1965

Layne A. Rasmussen	Vice President/Controller, PMC prior to 2018
Vice President	Director – Accounting, PLIC since 2015
Des Moines, IA 50392	Financial Controller, PLIC prior to 2015
1958

Sara L. Reece	Director - Accounting, PLIC since 2015
Vice President and Controller	Assistant Financial Controller, PLIC prior to 2015
Des Moines, IA 50392
1975

Teri R. Root	Interim Chief Compliance Officer (2018)
Chief Compliance Officer	Deputy Chief Compliance Officer (2015-2018)
Des Moines, IA 50392	Deputy Chief Compliance Officer, PGI since 2017
1979	Vice President and Chief Compliance Officer, PMC
(2015–2017)
Compliance Officer, PMC (2010-2013)
Vice President, PSS since 2015

Name,
Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel and Assistant	Prior thereto, Attorney in Private Practice
Secretary
Des Moines, IA 50392
1981

Adam U. Shaikh	Assistant General Counsel, PGI since 2018
Assistant Counsel	Counsel, PGI (2017-2018)
Des Moines, IA 50392	Counsel, PFD (2006-2013)
1972	Counsel, PLIC
Counsel, PMC (2007-2013, 2014-2017)
Counsel, PSI (2007-2013)

Dan Westholm	Assistant Vice President/Treasurer, PGI since 2017
Assistant Treasurer	Assistant Vice President/Treasury, PFA since 2013
Des Moines, IA 50392	Director – Treasury, PFA (2011-2013)
1966	Assistant Vice President/Treasury, PFD since 2013
Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Director – Treasury, PMC (2003-2013)
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Director – Treasury, PSI (2011-2013)
Assistant Vice President/Treasury, PSS since 2013
Director – Treasury, PSS (2007-2013)

Beth Wilson	Director and Secretary – Funds, PLIC
Vice President and Secretary	Vice President, PMC (2007-2013)
Des Moines, IA 50392
1956

Clint Woods	Of Counsel (2017-2018)
Counsel, Vice President, and	Vice President (2016-2017)
Assistant Secretary	Counsel (2015-2017)
Des Moines, IA 50392	Vice President, PLIC since 2015
1961	Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013

Jared Yepsen	Counsel, PGI since 2017
Assistant Tax Counsel	Counsel, PLIC since 2015
Des Moines, IA 50392	Senior Attorney, Transamerica Life Insurance
1981	Company (TLIC)
(2013-2015)
Attorney, TLIC (2010-2013)

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.

The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.

The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.

The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.

Additional information about the Fund is available in the Prospectus dated May 1, 2018, and the Statement of Additional Information dated May 1, 2018. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses-pvc.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds, Inc. (“PVC”) approved: (1) the renewal of the Management Agreement and various subadvisory agreements for all Funds, and (2) an amended and restated Sub-Advisory Agreement with Principal Real Estate Investors, LLC related to the Real Estate Securities Account.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements

At its September 11, 2018 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements for all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PVC, as defined in the 1940 Act (the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between the Principal Global Investors, LLC (the “Manager”) and PVC, on behalf of each of the thirty-six (37) series of PVC (each series is referred to as a “Fund”); and (2) the Subadvisory Agreements between the Manager and each of Brown Advisory, LLC; Columbus Circle Investors (“CCI”); Mellon Corporation (“Mellon”); Principal Real Estate Investors, LLC (“Principal-REI”); Spectrum Asset Management Inc. (“Spectrum”) and T. Rowe Price Associates, Inc. (collectively, the “Subadvisors”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.” The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including the Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Management Agreement

With respect to the ManagementAgreement for each Fund, the Board considered, among other factors, that the Manager, along with Principal Management Corporation (“PMC”), the previous investment adviser to the Funds that merged with and into the Manager on May 1, 2017, and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive fees for certain Funds. In addition, the Board considered the following factors, and made certain findings and conclusions with respect thereto, for each of the Funds. The Board concluded that a relationship with a capable and conscientious adviser is in the best interests of each Fund.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of the services provided under the Management Agreements, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreements. The Board also considered that, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility for certain Funds to the Subadvisors. The Board noted that the Manager’s process for the selection of subadvisors emphasizes the selection of Principal-affiliated subadvisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated subadvisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated Subadvisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated subadvisor for a Fund. The Board considered the Manager’s due diligence process for monitoring and replacing Subadvisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds and included those findings in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2018 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2018, and compared those returns to various agreed-upon performance measures, including peer-group data based upon a broad-based, industry category determined by Morningstar.

For Funds or Subadvisors that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period ended March 31, 2018, respectively, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2018, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain Subadvisors for multi-manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund or Subadvisor, remedial efforts being taken to improve performance and/or the Manager’s explanation for the performance of such Fund or Subadvisor. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all Subadvisors, for which they received regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisors at the appropriate time, if necessary.

Investment Management Fees

The Board considered each Fund’s management fee. For each Fund, the Board received certain information from Broadridge. For Funds the Board received information comparing each Fund’s (1) contractual management fee at current asset levels and at theoretical asset levels, (2) actual management fee (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management fees at average fiscal-year asset levels, and (4) actual total expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Class 1 shares of the Funds, in each case as available, to investment advisory fees and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”), and, if available, a broad-based, industry category defined by Broadridge (“Expense Universe”). For Funds that did not offer Class 1 shares, the information provided was based upon Class 2 shares.

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds and other funds and non-fund accounts managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale and expense caps and fee waivers. The Board considered that certain Principal Funds, Inc. Funds with similar investment strategies and policies have different management fees and noted the reasons cited by the Manager for the differing fees. In reviewing the fees of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to the Funds and the services provided to such other accounts. For most Funds, actual management fees were within the third quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the third quartile, total net expense ratios were within the third quartile or better. Discussion is set forth below regarding specific factors relevant to the Board’s review of certain other Funds.

With respect to the Principal LifeTime Accounts, the Board noted that the Funds pay no Fund-level management fees. The Board also reviewed the actual non-management expenses of the Funds and found them to be reasonable. The Board reviewed the total net expense ratios of the Funds, including acquired fund fees and expenses. The Board considered that many of the Principal LifeTime Accounts would benefit from the new contractual fee waivers for certain Funds in which the Funds invest, as discussed below, and determined to monitor the Funds’ total net expense ratios going forward.

With respect to the Largecap Growth Account I that uses the “Core Satellite” structure, the Board also considered that the Manager contractually agreed to continue to waive a portion of its management fee. The Board considered the services provided by the Manager in managing the enhanced index “Core” sleeve as a part of the overall services covered by the net management fee received by the Manager.

The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. The list of agreed upon expense caps and fee waivers is the result of the Manager’s proposals to extend the expense caps and fee waivers for certain Funds and share classes and to terminate the expense caps and fee waivers for certain Funds and share classes that are both currently operating and projected to operate below current applicable expense caps.

The list of agreed upon expense caps and fee waivers also reflects new or revised fee waivers for the International Emerging MarketsAccount and the Real Estate Securities Account, to be effective from January 1, 2019 through April 30, 2020.

Considering all factors they deemed relevant, the Board concluded that the management fee payable by each Fund was reasonable in light of the nature, quality and extent of the services provided by the Manager and other relevant factors.

In addition, with regard to the Diversified Growth Volatility Control Account and the Diversified Balanced Volatility Control Account, each of which is permitted to invest in unaffiliated exchange-traded funds in excess of the limits set forth in Section 12(d)(1) of the Investment Company Act of 1940, as amended, in accordance with exemptive orders issued to such exchange-traded funds and procedures previously adopted by the Board, the Board considered information provided by the Manager relating to the non-duplicative nature of the Fund’s management fees and found that the management fees charged by the Manager under the Management Agreement for the Fund are for services provided in addition to, and are not duplicative of, services provided under the investment advisory contract(s) of the exchange-traded funds in which the Fund may invest.

Profitability

The Board reviewed detailed information regarding revenues PMC, the previous investment advisor to the Funds, and its affiliate, the Manager, received under the Management Agreements and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended December 31, 2017. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (Columbus Circle Investors, Principal Real Estate Investors LLC and SpectrumAsset Management, Inc.) and the aggregated return on revenue to PMC and its affiliates for the year ended December 31, 2017. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2018 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fees at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the Principal LifeTime Accounts do not directly pay management fees, although shareholders bear a portion of the cost of the management fees at the underlying fund level as reflected in the acquired fund fees and expenses.

The Board also noted that the management fees for the Diversified Balanced Account, the Diversified Balanced Managed Volatility Account, the Diversified Balanced Volatility Control Account, the Diversified Growth Account, the Diversified Growth Managed Volatility Account, the Diversified Growth Volatility Control Account, the Diversified Income Account, the Multi-Asset Income Account, the Bond Market Index Account, and the LargeCap S&P 500 Index Account do not include breakpoints, but each such Fund has a relatively low basis point fee (25 basis points or less) on all Fund assets. Considering all relevant factors, including the level of the fee, the Board determined that no breakpoints were necessary at this time. The Board further determined that no breakpoints are necessary at this time for the LargeCap S&P 500 Managed Volatility Index Account due, among other factors, to their current asset levels and taking into account levels of profitability to the Manager.

Subadvisory Fees, Economies of Scale and Profitability

For each subadvised Fund, the Board considered the subadvisory fees, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The Board also considered the Subadvisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisors to the subadvised Funds under the Subadvisory Agreements are satisfactory.

Investment Performance

As to each subadvised Fund, the Manager had advised the Board that the investment services delivered by each Subadvisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Subadvisor is qualified and that either: (1) the investment performance of the Subadvisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Subadvisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Subadvisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

Fees, Economies of Scale and Profitability

For each subadvised Fund, the Board considered the subadvisory fees, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee. For each subadvised Fund, the Board received certain information from Broadridge comparing each such Fund’s subadvisory fee at current asset levels and at theoretical asset levels to subadvisory fees of subadvised funds in the Expense Group and, if available, the Expense Universe.

The Board considered whether there are economies of scale with respect to the subadvisory services provided to each subadvised Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees or whether the subadvisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and the Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with their review of the profitability of the Manager. On the basis of the information provided, the Board concluded that the subadvisory fees were reasonable.

Other Benefits to Subadvisors

The Board also considered the character and amount of other incidental benefits received by each Subadvisor when evaluating the subadvisory fees. The Board considered as a part of this analysis each Subadvisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that, on the basis of the information provided, the subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Principal Real Estate Investors, LLC Amended and Restated Sub-Advisory Agreement

On December 11, 2018, the Board met to consider for the Real Estate Securities Account (the “Account”) the approval of an amended fee schedule under the subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Principal Real Estate Investors, LLC (the “Subadvisor”) with respect to the Account, which would result in a reduction of the subadvisory fee rate at all asset levels.

The Board reviewed materials received from the Manager regarding the proposed change in the subadvisory fee schedule. The Board considered the Manager’s representation that the change in the subadvisory fee schedule would not reduce the quality or quantity of the services provided by the Subadvisor to the Account and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for the Account during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory Agreement was in the best interests of the Account.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Account to approve the amended Subadvisory Agreement at this time and, accordingly, recommended to the Board of Directors the approval of the amended Subadvisory Agreement.

Special Meeting of Shareholders

Principal Variable Contracts Funds, Inc.

Held October 1, 2018

1. Shareholders of LargeCap Value Account voted to approve a Plan of Acquisition providing the reorganization of LargeCap Value Account into Equity Income Account:

In Favor	Opposed	Abstained
4,049,431.508	50,762.673	284,262.029

Federal Income Tax Information
Principal Variable Contracts Funds, Inc.
December 31, 2018 (unaudited)

Long-Term Capital Gain Dividends. Certain accounts distributed long-term capital gain dividends during the fiscal year ended December 31, 2018. Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements. To the extent necessary to distribute such capital gains, certain accounts may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.

Unrecaptured Section 1250 Gain Distribution. Principal Variable Contracts Funds, Inc. – Real Estate Securities Account distributed Unrecaputured Section 1250 gains, in addition to long-term capital gains, in 2018. Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.

Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended December 31, 2018, that qualifies for the DRD are as follows:

	DRD		DRD
Core Plus Bond Account	1.51%	Multi-Asset Income Account	15.86%
Diversified Balanced Account	56.66	Principal Capital Appreciation Account	100.00
Diversified Balanced Managed Volatility Account	30.59	Principal LifeTime 2010 Account	12.98
Diversified Balanced Volatility Control Account	45.17	Principal LifeTime 2020 Account	16.81
Diversified Growth Account	64.18	Principal LifeTime 2030 Account	21.33
Diversified Growth Managed Volatility Account	34.04	Principal LifeTime 2040 Account	26.97
Diversified Growth Volatility Control Account	55.78	Principal LifeTime 2050 Account	25.98
Diversified Income Account	44.14	Principal LifeTime 2060 Account	30.51
Equity Income Account	69.83	Principal LifeTime Strategic Income Account	9.85
Income Account	0.98	SAM Balanced Portfolio	30.87
LargeCap Growth Account	100.00	SAM Conservative Balanced Portfolio	22.02
LargeCap Growth Account I	100.00	SAM Conservative Growth Portfolio	38.80
LargeCap S&P 500 Index Account	97.88	SAM Flexible Income Portfolio	21.21
LargeCap S&P 500 Managed Volatility Index
Account	100.00	SAM Strategic Growth Portfolio	35.43
LargeCap Value Account	73.90	SmallCap Account	35.21
MidCap Account	99.98

Foreign Taxes Paid. The following accounts elect under the Internal Revenue Code Section (“IRC”) 853 to pass through foreign taxes paid to their shareholders. The total amounts of foreign taxes passed through to shareholders on a per share basis for the year ended December 31, 2018, are as follows:

	Foreign				Foreign
	Foreign Taxes	Source		Foreign Taxes	Source
	Per Share	Income		Per Share	Income
Diversified Balanced Account	$0.0029	14.94%	Principal LifeTime 2020 Account	$0.0054	24.92%
Diversified Balanced Managed Volatility Account	0.0021	4.94	Principal LifeTime 2030 Account	0.0060	32.50
Diversified Balanced Volatility Control Account	0.0011	14.97	Principal LifeTime 2040 Account	0.0095	49.34
Diversified Growth Account	0.0044	9.70	Principal LifeTime 2050 Account	0.0103	47.42
Diversified Growth Managed Volatility Account	0.0031	6.25	Principal LifeTime 2060 Account	0.0109	28.16
Diversified Growth Volatility Control Account	0.0013	19.53	Principal LifeTime Strategic Income Account	0.0021	6.03
Diversified Income Account	0.0013	4.71	SAM Balanced Portfolio	0.0054	17.38
Diversified International Account	0.0454	99.37	SAM Conservative Balanced Portfolio	0.0028	11.02
International Emerging Markets Account	0.0491	99.50	SAM Conservative Growth Portfolio	0.0105	25.58
Multi-Asset Income Account	0.0010	4.68	SAM Flexible Income Portfolio	0.0003	0.80
Principal LifeTime 2010 Account	0.0038	8.42	SAM Strategic Growth Portfolio	0.0151	36.88

The accounts may receive a refund of taxes that can result in a redetermination of historical foreign taxes paid in accordance with IRC Section 905(c). The accounts will provide by February 28th annually, when applicable, any foreign tax redetermination on Principal’s Tax Center website under the Principal Variable Contracts Funds, Inc.’s Foreign Tax Redetermination Notices.

Federal Income Tax Information
Principal Variable Contracts Funds, Inc.
December 31, 2018 (unaudited)

The following information is being provided to you, prompted by the acquisition of the following account effective October 12, 2018:

Acquired Fund	Acquiring Fund
LargeCap Value Account	Equity Income Account

Long-Term Capital Gain Distribution. Principal Variable Contracts Funds, Inc. – LargeCap Value Account distributed long-term capital gain dividends during the tax year ended October 12, 2018. Unless otherwise designated, long-term capital gain dividends are subject to a maximum tax rate of 20-percent, 15-percent, or 0-percent, depending on the shareholder’s taxable income. To the extent necessary to distribute such capital gains, certain accounts may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.

Long-Term
Capital Gain
LargeCap Value Account	$22,271,874

Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the tax year ended October 12, 2018, that qualifies for the DRD are as follows:

DRD
LargeCap Value Account	73.90%

The latest Federal Income Tax Information is available on Principal's Tax Center website. Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center Please consult your tax advisor if you have any questions.

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This report must be preceded or accompanied by a current prospectus for the Principal Variable Contracts Funds, Inc.

Principal Funds are distributed by Principal Funds Distributor, Inc.

MM1290-24| © 2018 Principal Financial Services, Inc. | 12/2018 | t171207095a

Principal Variable Contracts Funds, Inc.
Annual Report

December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-247-9988 if you have a life insurance policy or 1-800-852-4450 if you have an annuity. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Table of Contents

Economic & Financial Market Review	1
Important Account Information	2
Diversified International Account (unaudited)	3
Equity Income Account (unaudited)	4
Government & High Quality Bond Account (unaudited)	5
Income Account (unaudited)	6
LargeCap Growth Account (unaudited)	7
MidCap Account (unaudited)	8
Principal Capital Appreciation Account (unaudited)	9
Real Estate Securities Account (unaudited)	10
SAM Balanced Portfolio (unaudited)	11
SAM Conservative Balanced Portfolio (unaudited)	12
SAM Conservative Growth Portfolio (unaudited)	13
SAM Flexible Income Portfolio (unaudited)	14
SAM Strategic Growth Portfolio (unaudited)	15
Short-Term Income Account (unaudited)	16
SmallCap Account (unaudited)	17
Financial Statements	18
Notes to Financial Statements	36
Schedules of Investments	50
Financial Highlights (Includes performance information)	94
Report of Independent Registered Public Accounting Firm	110
Shareholder Expense Example	111
Supplemental Information	114

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

Economic & Financial Market Review

What a turbulent year. From wild-eyed enthusiasm in January to morose gloom and recession worries in December; and after the post-Christmas stock surge, confidence enough to buy the dip. Financial returns were mainly ugly last year. Most global equity indices had losses for the year and the fourth quarter, double-digit losses in emerging markets and Europe. World bond indices were more mixed for the year, but with a minor retreat in corporate and emerging-market bond returns.

Pessimism about a global economic slowdown mounted through 2018 as data from China and the Eurozone worsened markedly. While worries about a US recession nearly became consensus, the US economy stayed robust with an excellent job market and accelerating wages. The downdraft in the stock market has taken a toll on business sentiment, so capital spending may fade somewhat and pull US growth down to the 2.5% range.

Geopolitical uncertainties plague the Eurozone and growth may only be lackluster in the 1.5% range, give or take, with some downside risk. The Chinese economy will likely continue its gradual, structural growth deceleration. Officials in Beijing are urgently trying to stimulate growth back to target, but with debt already high and pollution severe, the downside risk is significant. Japan’s economy is rebounding from a third-quarter contraction. The strong labor market, rising wages, and robust corporate profits should keep growth in the 1% to 1.5% range. India may be a positive outlier in a slowing world economy; its economy could be a new world growth leader.

For stocks, the downdraft is likely not over yet, although a rally the next few weeks would provide a respite from the bear market and an opportunity to take some risk off the table. We envision a broad index decline of 25% to 30% from the highs of last year before investors reacquaint themselves with the new and tougher monetary environment. But, with no coincident recession, stock markets could rally sharply from mid-2019 into next year.

Yields on long-dated US treasury bonds may rise along with stocks if the equity rally persists into late-January. We’d guess yields of 2.8% to 2.9% would be a good place to extend maturity for the next six months. If sellers extinguish whatever stock market upturn that comes, US treasury bond yields would likely continue to fall with the stock market into mid-2019.

*All data cited, unless otherwise indicated from Bloomberg. Commentary by Bob Baur and the Economic Committee.

1

Important Account Information

The following information applies to all accounts shown in the annual report (unless noted):

The line graphs on the following pages illustrate the growth of a hypothetical $10,000 investment. For each account, the illustration is based on performance of the Class 1 shares. The performance of the Class 2 shares will differ.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Performance shown does not account for fees, expenses, and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, call your financial professional, or call 800-222-5852.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Account’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

2

Diversified International Account

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018

	1-Year	5-Year	10-Year	Inception Date
Class 1 Shares	-17.54%	0.60%	6.34%	5/2/94
Class 2 Shares	-17.78%	0.34%	6.06%	1/8/07

	What contributed to or detracted from Fund performance during the fiscal year?

Diversified International Account invests primarily in foreign equity securities. The Account has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Account typically invests in foreign securities of at least 30 countries. Primary consideration is given to securities of corporations of developed areas, such as Japan, Western Europe, Canada, Australia, and New Zealand; however, the Account also invests in emerging market securities. The Account invests in equity securities of small, medium, and large market capitalization companies.

Stock selection in France contributed, driven by overweight to Safran SA, a major supplier of aircraft engines and equipment. Stock selection in Germany contributed, led by overweight to Hannover Ruck SE. Stock selection in Australia contributed, led by an overweight position in CSL Limited, the world's largest plasma fractionator, which collects and fractionates human plasma into its component parts, most of which are used in the prevention and treatment of serious medical conditions. Stock selection in Japan detracted, led by overweight to Komatsu, Ltd. Stock selection in the materials sector detracted, led by overweight to China National Building Material Co. Ltd., the largest cement company in the world and one of the two dominant cement conglomerates in China. Stock selection in the UK detracted, led by an overweight to GVC Holdings plc., a global B2C online and retail gaming company created from the mergers of GVC with Ladbrokes Coral.

3

Under normal circumstances, Equity Income Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of each purchase. The Account usually invests in equity securities of companies with large market capitalizations. For this Account, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Value Index. The Account invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Account also invests in real estate investment trusts and securities of foreign issuers.

Lack of allocation to General Electric contributed as it disappointed with anemic sales growth and concerns for its future growth deepened. Lack of allocation to Philip Morris contributed as the large index constituent lagged. Allocation to Starbucks contributed due to improved comps in China and stronger afternoon business in the United States. Allocation to Cimarex detracted as gas prices remained low and investors were concerned about takeaway capacity from the Permian basin. Lack of allocation to Cisco Systems detracted from relative performance. Allocation to Discover Financial Services detracted due to modestly lower full year net interest margin guidance.

4

Government & High Quality Bond Account

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018

	1-Year	5-Year	10-Year	Inception Date
Class 1 Shares	0.91%	2.08%	3.16%	5/6/93
Class 2 Shares	0.69%	1.82%	2.90%	11/6/01

	What contributed to or detracted from Fund performance during the fiscal year?

Under normal circumstances, Government & High Quality Bond Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated, at the time of purchase, AAA by Standard & Poor's Ratings Services ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, in the opinion of the Sub-Advisor of comparable quality including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities (securitized products). Under normal circumstances, the Account maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg Barclays Fixed-Rate MBS Index. The Account also invests in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities.

Out-of-index allocations to agency CMBS, non-agency CMBS. agency CMO, whole loan CMO, and US Treasurys contributed. Underweight to 30-year GNMA, 30-year Freddie Mac (FHLMC), 30-year FNMA, 15-year FNMA, and 15-year FHLMC detracted.

5

Income Account

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018

	1-Year	5-Year	10-Year	Inception Date
Class 1 Shares	0.78%	3.26%	5.84%	5/7/93
Class 2 Shares	0.47%	3.01%	5.58%	11/6/01

	What contributed to or detracted from Fund performance during the fiscal year?

Income Account invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (securitized products) (including collateralized mortgage obligations), up to 35% of which may be in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated, at the time of purchase, Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by Standard & Poor's Ratings Services ("S&P") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the SubAdvisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Account maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index. The Account also invests in foreign securities.

Issue selection in the electric utilities, insurance, consumer non-cyclical, energy, and basic industry sectors contributed. Underweight and issue selection in US Treasurys detracted. Overweight to the energy sector, consumer non-cyclical sector, and insurance sectors detracted. Issue selection in the agency fixed-rate sector detracted.

6

Under normal circumstances, LargeCap Growth Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of each purchase. For this Account, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Growth Index. The Account invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Allocation to Netflix contributed based on strong subscriber growth in the United States and international markets, resulting from compelling programming and expansion within existing and new regions. Allocation to Intuitive Surgical Inc. contributed as it launched several product innovations, entered new geographies that are expected to expand the company's available opportunity, and its instrumentation business had strong robotic procedure growth and strong utilization levels within general surgery. Allocation to ServiceNow, a leading provider of cloud-based software, contributed due to the secular trend away from direct ownership to subscription models for information technology (IT) help desk software, and having success in adjacent areas, such as IT operations management and human resources. Allocation to XPO Logistics detracted. An out-of-index allocation to Knight-Swift Transportation, detracted due to driver shortages, labor cost pressures, and subpar utilization levels at its Swift Transportation business.Allocation to GrubHubs detracted as a result of feared bottom-line impacts from the companys ongoing growth spending to enter and further penetrate new markets.

7

Under normal circumstances, MidCap Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of each purchase. For this Account, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Index. The Account invests in foreign securities.

Allocation to O'Reilly, a leading auto parts aftermarket retailer, contributed.Allocation to TransDigm, a supplier of an extensive collection of airplane components led by a highly respected management team, contributed due to strong demand in its aftermarket business. Allocation to Autodesk, the market leader in computer-aided design, with significant architectural and manufacturing end markets, contributed due to continued progress in converting legacy customers to subscriptions.Allocation to VeriSign, which is responsible for connecting internet users to all .COM and .NET websites, contributed. Allocation to Ross Stores, the second largest off-price retailer in the United States, contributed. Allocation to Mohawk, the largest manufacturer of flooring products, detracted due to temporary headwinds such as cost inflation.Allocation to Colfax, an industrial company providing gas and fluid handling equipment as well as welding-related products, detracted partially due to weakness in some of its end markets outside the US. Allocation to Dentsply Sirona, a global dental solutions provider focused on developing and commercializing dental supplies and equipment around the world, detracted in part due to its continued work on fully integrating what had previously been two separate businesses (Dentsply and Sirona). Allocation to Liberty Global, a large cable and broadband company with operations primarily in Europe, detracted due to concerns about future growth opportunities in Europe. Allocation to Brookfield Asset Management, an owner and operator of real asset-based businesses around the world, detracted.

***Extended performance is calculated based on the historical performance of the Fund’s Class 1 share class, adjusted for the fees and expenses of the share class shown.

8

Principal Capital Appreciation Account invests primarily in equity securities of companies with any market capitalization, but has a greater exposure to large market capitalization companies than small or medium market capitalization companies. The Account invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Account does not have a policy of preferring one of these categories over the other.

Allocation to Church & Dwight Co., Inc. contributed, driven by better-than-expected organic sales growth, profitability, and lower taxes. Allocation to Doctor Pepper Snapple contributed following the announcement of a merger with Keurig Green Mountain. Allocation to Microsoft contributed as its cloud and non-cloud computing businesses both showed strength. Allocation to Cimarex detracted as gas prices remained low and investors were concerned about takeaway capacity from the Permian basin. Allocation to Ameriprise Financial, Inc. detracted due to the decline in asset markets and concerns about the company's long-term care contracts. Allocation to Thor Industries detracted as investors remained concerned about elevated inventory levels at dealers, gross margin pressure, and higher labor and materials costs.

9

Under normal circumstances, Real Estate Securities Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of each purchase. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Account invests in equity securities of small, medium, and large market capitalization companies.

Sector allocations helped drive outperformance. Selection US office and an underweight to the group was a contributor. Underweight to and stock selection in retail contributed as negative sentiment weighed the sector. Overweight to towers, which was supported by secular growth, and residential, which was supported by defensive trading, contributed. Overweight to STORE Capital Corporation contributed. Underweight to Colony Capital Inc, one of the worst performing index stocks, contributed. Overweight to Welltower, Inc. contributed as senior housing property performed better-than-feared. Underweight to special purpose property owners detracted as the group fared better with the rotation into defensives. Selection in single family rentals and hotels was a drag on relative results. Overweight to Equinix, Inc. detracted due to disappointment over deceleration in growth of stabilized data centers. An out-of-index allocation to Hilton Grand Vacations, Inc. detracted as it lagged REITs. Underweight to Realty Income Corporation detracted.

10

Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

Security selection in large-cap equities was the largest contributor. Security selection in investment-grade corporate bonds aided performance. Security selection in international developed market value equities contributed. Security selection in international developed and emerging market equities was the largest detractor. Strategic allocation to international emerging market equities, which underperformed their US counterparts, hindered performance. Strategic underweight to large-cap growth equities, which outperformed their value counterparts, detracted.

11

SAM Conservative Balanced Portfolio

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018

	1-Year	5-Year	10-Year	Inception Date
Class 1 Shares	-3.49%	3.81%	7.56%	4/23/98
Class 2 Shares	-3.75%	3.55%	7.29%	11/6/01

	What contributed to or detracted from Fund performance during the fiscal year?

Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

Security selection in investment-grade corporate bonds was the largest contributor to performance. Security selection in large-cap equities aided performance. Security selection in international developed market value equities contributed to performance. Strategic allocation to international emerging market equities, which underperformed their US counterparts, was the largest detractor. Strategic underweight to large-cap growth equities, which outperformed their value counterparts, hindered performance. Security selection in international emerging market equities detracted.

12

Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

Security selection in large-cap equities was the largest positive contributor. Security selection in international developed market value equities aided performance. Security selection in investment-grade corporate bonds contributed. Strategic allocation to international emerging market equities, which underperformed their US counterparts, was the largest detractor. Security selection in international developed and emerging market equities hindered performance. Strategic underweight to large-cap growth equities, which outperformed their value counterparts, detracted.

13

SAM Flexible Income Portfolio

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018

	1-Year	5-Year	10-Year	Inception Date
Class 1 Shares	-1.97%	3.55%	6.88%	9/9/97
Class 2 Shares	-2.20%	3.29%	6.61%	11/6/01

	What contributed to or detracted from Fund performance during the fiscal year?

Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

Security selection in investment-grade corporate bonds was the largest contributor to performance. Security selection in large-cap value equities aided performance. Security selection in real estate investment trusts (REITs) contributed. Strategic allocation to high yield bonds, which underperformed core fixed income bonds, was the largest detractor. Strategic and tactical underweight to government bonds, which outperformed core fixed income bonds, hindered performance. Strategic underweight to large-cap growth equities, which outperformed their value counterparts, detracted.

14

Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

Security selection in large-cap equities was the largest contributor. Security selection in international developed market value equities aided performance. Security selection in small-cap value equities contributed. Strategic allocation to international emerging market equities, which underperformed their US counterparts, was the largest detractor. Security selection in international developed and emerging market equities hindered performance. Strategic underweight to large-cap growth equities, which outperformed their value counterparts, detracted.

15

Short-Term Income Account

Investment Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2018

	1-Year	5-Year	10-Year	Inception Date
Class 1 Shares	1.02%	1.59%	2.93%	1/12/94
Class 2 Shares	1.23%	1.32%	2.73%	11/6/01

	What contributed to or detracted from Fund performance during the fiscal year?

Short-Term IncomeAccount invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor's Ratings Services or Baa3 or higher by Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the Account maintains an effective maturity of five years or less and an average portfolio duration that is within ±15% of the duration of the Bloomberg Barclays Credit 1-3 Year Index. The Account's investments also include corporate securities, U.S. and foreign government securities, mortgage-backed and asset backed securities (securitized products), and real estate investment trust ("REIT") securities. The Account invests in securities denominated in foreign currencies and in securities of foreign issuers.

Out-of-index allocation to agency commercial mortgage-backed securities (CMBS), auto-backed, other ABS, and student loan sectors contributed. Overweight to the consumer cyclical sector contributed. Issue selection in the banking sector, owned no-guarantee, energy, consumer non-cyclical sector, and consumer cyclical sectors detracted.

16

Under normal circumstances, SmallCap Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of each purchase. For thisAccount, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index.

Holdings in consumer services, industrials, and software companies were key contributors. In consumer services, a subset of the consumers discretionary sector, fitness facilities and casino and gaming companies performed well, reflecting a continued trend of consumer preferences for experiential consumption. In the industrials sector, human resources companies performed well amid a strong labor market. In software, a subset of the IT sector, holdings broadly performed well, with notable strength in companies focused on security and automation. The five individual stocks contributing most were Planet Fitness, Carvana, Encompass Health, Agree Realty, and Aspen Technology. Holdings in financials, technology hardware and equipment, and homebuilders were key detractors. In the financials sector, commercial banks and investment banking/advisory firms were weak. In technology hardware and equipment, a subset of the IT sector, holdings faced an unusually strong combination of headwinds amid investor concerns about tariff exposure, potential economic deceleration, and end-market exposure to Apple and Facebook. In homebuilders, a subset of the consumer discretionary sector holdings were weak amid rising interest rates and signs of deceleration in the US housing market. The five individual stocks that detracted most were GMS, Taylor Morrison Home, Visteon, Univar, and SYNNEX.

***Extended performance is calculated based on the historical performance of the Fund’s Class 1 share class, adjusted for the fees and expenses of the share class shown.

17

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2018

		Diversified		Government & High
Amounts in thousands, except per share amounts		International Account	Equity Income Account	Quality Bond Account
Investment in securities--at cost		$228,713	$469,909	$228,942
Investment in affiliated securities--at cost		$1,664	$8,817	$1,278
Foreign currency--at cost		$136	$1	$–
Assets
Investment in securities--at value		$232,755	$649,647	$221,810
Investment in affiliated securities--at value		1,664	8,817	1,278
Foreign currency--at value		129	1	–
Receivables:
Dividends and interest		881	2,031	976
Fund shares sold		371	1,769	96
Investment securities sold		674	1,604	–
	Total Assets	236,474	663,869	224,160
Liabilities
Accrued management and investment advisory fees		172	273	95
Accrued distribution fees		–	6	1
Accrued custodian fees		30	–	–
Accrued directors' expenses		1	3	1
Accrued other expenses		7	44	4
Deposits from counterparty		–	–	–
Payables:
Fund shares redeemed		57	298	1,820
Investment securities purchased		575	1,861	–
	Total Liabilities	842	2,485	1,921
Net Assets Applicable to Outstanding Shares		$235,632	$661,384	$222,239
Net Assets Consist of:
Capital shares and additional paid-in-capital		$216,479	$445,352	$231,816
Total distributable earnings (loss)		19,153	216,032	(9,577)
	Total Net Assets	$235,632	$661,384	$222,239
Capital Stock (par value: $.01 per share):
Shares authorized		300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets		$233,612	$636,177	$219,612
Shares issued and outstanding		17,031	27,829	23,188
Net Asset Value per share		$13.72	$22.86	$9.47
Class 2: Net Assets		$2,020	$25,207	$2,627
Shares issued and outstanding		146	1,112	278
Net Asset Value per share		$13.81	$22.66	$9.46

See accompanying notes.

18

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2018

			LargeCap Growth
Amounts in thousands, except per share amounts		Income Account	Account	MidCap Account
Investment in securities--at cost		$176,788	$90,794	$388,556
Investment in affiliated securities--at cost		$1,795	$2,326	$4,942
Assets
Investment in securities--at value		$179,127	$97,684	$487,713
Investment in affiliated securities--at value		1,795	2,326	4,942
Cash		–	–	249
Receivables:
Dividends and interest		1,565	32	284
Fund shares sold		27	164	1,092
Investment securities sold		–	165	2,053
	Total Assets	182,514	100,371	496,333
Liabilities
Accrued management and investment advisory fees		78	59	235
Accrued distribution fees		1	1	3
Accrued directors' expenses		1	1	2
Accrued other expenses		4	3	5
Cash overdraft		39	–	–
Deposits from counterparty		–	–	–
Payables:
Fund shares redeemed		620	17	33
Investment securities purchased		–	–	5,980
	Total Liabilities	743	81	6,258
Net Assets Applicable to Outstanding Shares		$181,771	$100,290	$490,075
Net Assets Consist of:
Capital shares and additional paid-in-capital		$172,824	$74,720	$309,197
Total distributable earnings (loss)		8,947	25,570	180,878
	Total Net Assets	$181,771	$100,290	$490,075
Capital Stock (par value: $.01 per share):
Shares authorized		200,000	300,000	105,000
Net Asset Value Per Share:
Class 1: Net Assets		$178,598	$98,106	$474,365
Shares issued and outstanding		17,851	3,472	9,774
Net Asset Value per share		$10.01	$28.25	$48.53
Class 2: Net Assets		$3,173	$2,184	$15,710
Shares issued and outstanding		319	78	326
Net Asset Value per share		$9.96	$28.06	$48.19

See accompanying notes.

19

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2018

		Principal Capital	Real Estate Securities	SAM Balanced
Amounts in thousands, except per share amounts		Appreciation Account	Account	Portfolio
Investment in securities--at cost		$92,430	$119,750	$–
Investment in affiliated securities--at cost		$2,989	$911	$620,442
Assets
Investment in securities--at value		$133,358	$135,519	$–
Investment in affiliated securities--at value		2,989	911	664,593
Receivables:
Dividends and interest		195	601	944
Expense reimbursement from Manager		–	–	3
Fund shares sold		914	26	66
Investment securities sold		–	84	1,364
	Total Assets	137,456	137,141	666,970
Liabilities
Accrued management and investment advisory fees		74	108	133
Accrued distribution fees		2	1	23
Accrued directors' expenses		1	–	3
Accrued other expenses		4	4	3
Deposits from counterparty		–	–	–
Payables:
Fund shares redeemed		71	82	1,430
Investment securities purchased		–	24	165
	Total Liabilities	152	219	1,757
Net Assets Applicable to Outstanding Shares		$137,304	$136,922	$665,213
Net Assets Consist of:
Capital shares and additional paid-in-capital		$81,489	$108,009	$581,979
Total distributable earnings (loss)		55,815	28,913	83,234
	Total Net Assets	$137,304	$136,922	$665,213
Capital Stock (par value: $.01 per share):
Shares authorized		200,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets		$128,547	$133,429	$561,162
Shares issued and outstanding		4,970	7,471	40,365
Net Asset Value per share		$25.86	$17.86	$13.90
Class 2: Net Assets		$8,757	$3,493	$104,051
Shares issued and outstanding		342	195	7,573
Net Asset Value per share		$25.58	$17.92	$13.74

See accompanying notes.

20

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2018

		SAM Conservative	SAM Conservative	SAM Flexible Income
Amounts in thousands, except per share amounts		Balanced Portfolio	Growth Portfolio	Portfolio
Investment in affiliated securities--at cost		$169,317	$297,435	$179,412
Assets
Investment in affiliated securities--at value		$174,647	$307,664	$182,558
Receivables:
Dividends and interest		207	421	255
Expense reimbursement from Manager		3	–	–
Fund shares sold		4	681	5
Investment securities sold		197	–	223
	Total Assets	175,058	308,766	183,041
Liabilities
Accrued management and investment advisory fees		35	62	36
Accrued distribution fees		5	26	6
Accrued directors' expenses		1	1	1
Accrued other expenses		3	3	3
Deposits from counterparty		–	–	–
Payables:
Fund shares redeemed		201	143	228
Investment securities purchased		67	570	92
	Total Liabilities	312	805	366
Net Assets Applicable to Outstanding Shares		$174,746	$307,961	$182,675
Net Assets Consist of:
Capital shares and additional paid-in-capital		$162,548	$277,503	$170,220
Total distributable earnings (loss)		12,198	30,458	12,455
	Total Net Assets	$174,746	$307,961	$182,675
Capital Stock (par value: $.01 per share):
Shares authorized		200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets		$154,297	$189,654	$157,019
Shares issued and outstanding		13,969	11,049	13,242
Net Asset Value per share		$11.05	$17.16	$11.86
Class 2: Net Assets		$20,449	$118,307	$25,656
Shares issued and outstanding		1,875	6,993	2,185
Net Asset Value per share		$10.91	$16.92	$11.74

See accompanying notes.

21

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2018

		SAM Strategic Growth	Short-Term Income
Amounts in thousands, except per share amounts		Portfolio	Account	SmallCap Account
Investment in securities--at cost		$–	$152,106	$170,938
Investment in affiliated securities--at cost		$260,184	$4,856	$1,443
Assets
Investment in securities--at value		$–	$150,924	$165,274
Investment in affiliated securities--at value		254,815	4,856	1,443
Receivables:
Dividends and interest		425	786	253
Expense reimbursement from Manager		–	1	–
Fund shares sold		47	89	1,337
Investment securities sold		–	38	–
	Total Assets	255,287	156,694	168,307
Liabilities
Accrued management and investment advisory fees		51	66	123
Accrued distribution fees		25	1	1
Accrued directors' expenses		1	–	1
Accrued other expenses		3	5	4
Cash overdraft		–	5	–
Deposits from counterparty		–	–	–
Payables:
Fund shares redeemed		43	3,459	7
Investment securities purchased		15	–	54
	Total Liabilities	138	3,536	190
Net Assets Applicable to Outstanding Shares		$255,149	$153,158	$168,117
Net Assets Consist of:
Capital shares and additional paid-in-capital		$242,388	$151,985	$144,544
Total distributable earnings (loss)		12,761	1,173	23,573
	Total Net Assets	$255,149	$153,158	$168,117
Capital Stock (par value: $.01 per share):
Shares authorized		200,000	400,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets		$140,247	$149,075	$163,243
Shares issued and outstanding		7,641	59,206	11,419
Net Asset Value per share		$18.36	$2.52	$14.30
Class 2: Net Assets		$114,902	$4,083	$4,874
Shares issued and outstanding		6,342	1,628	342
Net Asset Value per share		$18.11	$2.51	$14.24

See accompanying notes.

22

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2018

	Diversified		Government &
	International	Equity Income	High Quality Bond
Amounts in thousands	Account	Account	Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$57	$133	$40
Dividends	8,702	18,658	–
Withholding tax	(817)	(373)	–
Interest	–	1	6,752
Total Income	7,942	18,419	6,792
Expenses:
Management and investment advisory fees	2,383	2,990	1,158
Distribution fees - Class 2	5	67	6
Chief compliance officer fees	–	1	–
Custodian fees	126	13	5
Directors' expenses	7	14	7
Professional fees	39	8	4
Other expenses	1	1	–
Total Expenses	2,561	3,094	1,180
Net Investment Income (Loss)	5,381	15,325	5,612
Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies
Net realized gain (loss) from:
Investment transactions	13,004	26,702	(4,919)
Foreign currency transactions	(261)	–	–
Change in unrealized appreciation/depreciation of:
Investments	(68,964)	(78,310)	1,170
Translation of assets and liabilities in foreign currencies	(27)	–	–
Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies	(56,248)	(51,608)	(3,749)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(50,867)	$(36,283)	$1,863

See accompanying notes.

23

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2018

		LargeCap Growth
Amounts in thousands	Income Account	Account	MidCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$76	$32	$31
Dividends	–	860	4,856
Withholding tax	–	–	(148)
Interest	8,014	–	–
Total Income	8,090	892	4,739
Expenses:
Management and investment advisory fees	1,002	824	3,058
Distribution fees - Class 2	8	5	44
Chief compliance officer fees	–	–	1
Custodian fees	3	2	7
Directors' expenses	6	4	13
Professional fees	5	4	5
Other expenses	–	–	1
Total Expenses	1,024	839	3,129
Net Investment Income (Loss)	7,066	53	1,610
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions	3,115	18,641	91,599
Change in unrealized appreciation/depreciation of:
Investments	(9,259)	(25,599)	(126,070)
Net Realized and Unrealized Gain (Loss) on Investments	(6,144)	(6,958)	(34,471)
Net Increase (Decrease) in Net Assets Resulting from Operations	$922	$(6,905)	$(32,861)

See accompanying notes.

24

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2018

	Principal Capital
	Appreciation	Real Estate	SAM Balanced
Amounts in thousands	Account	Securities Account	Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$44	$7	$18,872
Dividends	3,339	4,103	–
Withholding tax	(2)	–	–
Total Income	3,381	4,110	18,872
Expenses:
Management and investment advisory fees	980	1,303	1,704
Distribution fees - Class 2	23	8	278
Chief compliance officer fees	–	–	1
Custodian fees	3	2	–
Directors' expenses	5	5	16
Professional fees	5	5	4
Other expenses	–	1	1
Total Gross Expenses	1,016	1,324	2,004
Less: Reimbursement from Manager - Class 1	–	–	7
Less: Reimbursement from Manager - Class 2	–	–	1
Total Net Expenses	1,016	1,324	1,996
Net Investment Income (Loss)	2,365	2,786	16,876
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions	15,443	10,389	13
Investment transactions in affiliated securities	–	–	11,017
Capital gain distribution received from affiliated securities	–	–	15,584
Change in unrealized appreciation/depreciation of:
Investments	(21,803)	(19,411)	–
Investments in affiliated securities	–	–	(78,727)
Net Realized and Unrealized Gain (Loss) on Investments	(6,360)	(9,022)	(52,113)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,995)	$(6,236)	$(35,237)

See accompanying notes.

25

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2018

	SAM Conservative	SAM Conservative	SAM Flexible
Amounts in thousands	Balanced Portfolio	Growth Portfolio	Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$5,727	$7,015	$6,953
Total Income	5,727	7,015	6,953
Expenses:
Management and investment advisory fees	434	778	461
Distribution fees - Class 2	52	319	62
Directors' expenses	6	8	6
Professional fees	4	4	4
Total Gross Expenses	496	1,109	533
Less: Reimbursement from Manager - Class 1	23	–	–
Less: Reimbursement from Manager - Class 2	3	–	–
Total Net Expenses	470	1,109	533
Net Investment Income (Loss)	5,257	5,906	6,420
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated securities	1,370	5,222	4,527
Capital gain distribution received from affiliated securities	2,683	10,369	1,249
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	(15,820)	(43,484)	(15,998)
Net Realized and Unrealized Gain (Loss) on Investments	(11,767)	(27,893)	(10,222)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,510)	$(21,987)	$(3,802)

See accompanying notes.

26

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2018

	SAM Strategic	Short-Term Income
Amounts in thousands	Growth Portfolio	Account	SmallCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$5,172	$51	$42
Dividends	–	–	2,094
Withholding tax	–	–	(1)
Interest	–	4,134	–
Total Income	5,172	4,185	2,135
Expenses:
Management and investment advisory fees	654	777	1,712
Distribution fees - Class 2	317	8	14
Custodian fees	–	9	4
Directors' expenses	7	5	6
Professional fees	4	4	5
Other expenses	–	1	–
Total Gross Expenses	982	804	1,741
Less: Reimbursement from Manager - Class 1	–	15	–
Total Net Expenses	982	789	1,741
Net Investment Income (Loss)	4,190	3,396	394
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions	–	(914)	28,868
Investment transactions in affiliated securities	7,449	–	–
Capital gain distribution received from affiliated securities	9,218	–	–
Change in unrealized appreciation/depreciation of:
Investments	–	(759)	(48,626)
Investments in affiliated securities	(45,097)	–	–
Net Realized and Unrealized Gain (Loss) on Investments	(28,430)	(1,673)	(19,758)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(24,240)	$1,723	$(19,364)

See accompanying notes.

27

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

	Diversified International
Amounts in thousands	Account		Equity Income Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017 (a)	2018	2017 (b)
Operations
Net investment income (loss)	$5,381	$3,783	$15,325	$12,452
Net realized gain (loss) on Investments and Foreign currencies	12,743	16,389	26,702	43,479
Change in unrealized appreciation/depreciation of Investments	(68,991)	48,996	(78,310)	50,703
Net Increase (Decrease) in Net Assets Resulting from Operations	(50,867)	69,168	(36,283)	106,634

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1	(5,962)	(5,043)	(45,062)	(36,612)
Class 2	(45)	(25)	(2,105)	(1,741)
Total Dividends and Distributions	(6,007)	(5,068)	(47,167)	(38,353)

Capital Share Transactions
Shares sold:
Class 1	25,975	17,953	58,053	47,257
Class 2	757	582	2,423	1,516
Shares issued in acquisition:
Class 1	N/A	N/A	138,113	N/A
Class 2	N/A	N/A	728	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	5,962	5,043	45,062	36,612
Class 2	45	25	2,105	1,741
Shares redeemed:
Class 1	(34,901)	(37,771)	(97,723)	(102,262)
Class 2	(175)	(448)	(4,025)	(3,073)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,337)	(14,616)	144,736	(18,209)
Total Increase (Decrease)	(59,211)	49,484	61,286	50,072

Net Assets
Beginning of period	294,843	245,359	600,098	550,026
End of period	$235,632	$294,843	$661,384	$600,098

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,569	1,163	2,255	1,886
Class 2	45	36	94	62
Shares issued in acquisition:
Class 1	N/A	N/A	5,656	N/A
Class 2	N/A	N/A	30	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	379	316	1,759	1,555
Class 2	3	1	83	74
Shares redeemed:
Class 1	(2,138)	(2,444)	(3,796)	(4,154)
Class 2	(11)	(29)	(157)	(125)
Net Increase (Decrease)	(153)	(957)	5,924	(702)

(a)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $5,068 from net investment income.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $3,129.
(b)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $12,138 from net investment income and $26,215 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $15,365.

See accompanying notes.

28

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

	Government & High Quality
Amounts in thousands	Bond Account		Income Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017 (a)	2018	2017 (b)
Operations
Net investment income (loss)	$5,612	$7,687	$7,066	$7,676
Net realized gain (loss) on Investments	(4,919)	(748)	3,115	(365)
Change in unrealized appreciation/depreciation of Investments	1,170	(2,359)	(9,259)	3,846
Net Increase (Decrease) in Net Assets Resulting from Operations	1,863	4,580	922	11,157

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1	(8,577)	(9,806)	(8,055)	(9,413)
Class 2	(94)	(89)	(135)	(117)
Total Dividends and Distributions	(8,671)	(9,895)	(8,190)	(9,530)

Capital Share Transactions
Shares sold:
Class 1	23,115	27,787	13,235	18,162
Class 2	587	380	1,233	822
Shares issued in reinvestment of dividends and distributions:
Class 1	8,577	9,806	8,055	9,413
Class 2	94	89	135	117
Shares redeemed:
Class 1	(47,180)	(38,116)	(55,735)	(37,872)
Class 2	(287)	(417)	(947)	(775)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(15,094)	(471)	(34,024)	(10,133)
Total Increase (Decrease)	(21,902)	(5,786)	(41,292)	(8,506)

Net Assets
Beginning of period	244,141	249,927	223,063	231,569
End of period	$222,239	$244,141	$181,771	$223,063

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	2,427	2,786	1,306	1,738
Class 2	62	38	121	78
Shares issued in reinvestment of dividends and distributions:
Class 1	922	1,002	808	915
Class 2	10	9	14	11
Shares redeemed:
Class 1	(4,946)	(3,814)	(5,447)	(3,599)
Class 2	(30)	(42)	(93)	(74)
Net Increase (Decrease)	(1,555)	(21)	(3,291)	(931)

(a)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $9,895 from net investment income.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $8,670.
(b)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $9,530 from net investment income.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $7,126.

See accompanying notes.

29

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

Amounts in thousands	LargeCap Growth Account		MidCap Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017 (a)	2018	2017 (b)
Operations
Net investment income (loss)	$53	$255	$1,610	$1,964
Net realized gain (loss) on Investments	18,641	10,067	91,599	86,890
Change in unrealized appreciation/depreciation of Investments	(25,599)	22,296	(126,070)	44,727
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,905)	32,618	(32,861)	133,581

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1	(8,746)	(408)	(71,720)	(39,950)
Class 2	(173)	(2)	(2,314)	(1,167)
Total Dividends and Distributions	(8,919)	(410)	(74,034)	(41,117)

Capital Share Transactions
Shares sold:
Class 1	7,902	6,086	14,347	13,402
Class 2	1,276	357	318	249
Shares issued in reinvestment of dividends and distributions:
Class 1	8,746	408	71,720	39,950
Class 2	173	2	2,314	1,167
Shares redeemed:
Class 1	(22,607)	(15,126)	(83,342)	(144,828)
Class 2	(278)	(154)	(1,283)	(1,127)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,788)	(8,427)	4,074	(91,187)
Total Increase (Decrease)	(20,612)	23,781	(102,821)	1,277

Net Assets
Beginning of period	120,902	97,121	592,896	591,619
End of period	$100,290	$120,902	$490,075	$592,896

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	232	212	254	239
Class 2	36	13	6	4
Shares issued in reinvestment of dividends and distributions:
Class 1	251	14	1,273	725
Class 2	5	–	41	21
Shares redeemed:
Class 1	(654)	(525)	(1,432)	(2,600)
Class 2	(8)	(6)	(22)	(20)
Net Increase (Decrease)	(138)	(292)	120	(1,631)

(a)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $410 from net investment income.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $255.
(b)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $3,101 from net investment income and $38,016 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $1,810.

See accompanying notes.

30

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

	Principal Capital Appreciation
Amounts in thousands	Account		Real Estate Securities Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017 (a)	2018	2017 (b)
Operations
Net investment income (loss)	$2,365	$1,680	$2,786	$1,870
Net realized gain (loss) on Investments	15,443	9,970	10,389	12,729
Change in unrealized appreciation/depreciation of Investments	(21,803)	18,186	(19,411)	(738)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,995)	29,836	(6,236)	13,861

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1	(9,374)	(1,876)	(14,247)	(17,563)
Class 2	(592)	(84)	(340)	(267)
Total Dividends and Distributions	(9,966)	(1,960)	(14,587)	(17,830)

Capital Share Transactions
Shares sold:
Class 1	3,936	3,469	11,906	10,799
Class 2	1,928	799	1,190	804
Shares issued in reinvestment of dividends and distributions:
Class 1	9,374	1,876	14,247	17,563
Class 2	592	84	340	267
Shares redeemed:
Class 1	(26,219)	(24,539)	(26,990)	(28,607)
Class 2	(1,344)	(1,180)	(393)	(2,387)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(11,733)	(19,491)	300	(1,561)
Total Increase (Decrease)	(25,694)	8,385	(20,523)	(5,530)

Net Assets
Beginning of period	162,998	154,613	157,445	162,975
End of period	$137,304	$162,998	$136,922	$157,445

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	140	135	611	506
Class 2	66	31	61	39
Shares issued in reinvestment of dividends and distributions:
Class 1	320	72	737	880
Class 2	21	3	17	13
Shares redeemed:
Class 1	(902)	(943)	(1,376)	(1,341)
Class 2	(47)	(45)	(20)	(112)
Net Increase (Decrease)	(402)	(747)	30	(15)

(a)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $1,960 from net investment income.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $1,694.
(b)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $2,749 from net investment income and $15,081 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $2,655.

See accompanying notes.

31

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

			SAM Conservative Balanced
Amounts in thousands	SAM Balanced Portfolio		Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017 (a)	2018	2017 (b)
Operations
Net investment income (loss)	$16,876	$22,563	$5,257	$6,294
Net realized gain (loss) on Investments	26,614	36,186	4,053	7,429
Change in unrealized appreciation/depreciation of Investments	(78,727)	51,054	(15,820)	7,897
Net Increase (Decrease) in Net Assets Resulting from Operations	(35,237)	109,803	(6,510)	21,620

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1	(49,734)	(29,971)	(11,929)	(6,802)
Class 2	(8,765)	(4,514)	(1,454)	(687)
Total Dividends and Distributions	(58,499)	(34,485)	(13,383)	(7,489)

Capital Share Transactions
Shares sold:
Class 1	18,427	16,038	12,728	8,651
Class 2	9,719	10,687	4,078	3,932
Shares issued in reinvestment of dividends and distributions:
Class 1	49,734	29,971	11,929	6,802
Class 2	8,765	4,514	1,454	687
Shares redeemed:
Class 1	(106,200)	(105,666)	(31,254)	(33,614)
Class 2	(10,034)	(11,933)	(3,360)	(2,832)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(29,589)	(56,389)	(4,425)	(16,374)
Total Increase (Decrease)	(123,325)	18,929	(24,318)	(2,243)

Net Assets
Beginning of period	788,538	769,609	199,064	201,307
End of period	$665,213	$788,538	$174,746	$199,064

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,191	1,048	1,055	722
Class 2	630	702	345	328
Shares issued in reinvestment of dividends and distributions:
Class 1	3,318	1,991	1,026	573
Class 2	591	303	127	59
Shares redeemed:
Class 1	(6,846)	(6,911)	(2,587)	(2,799)
Class 2	(654)	(787)	(282)	(238)
Net Increase (Decrease)	(1,770)	(3,654)	(316)	(1,355)

(a)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $16,289 from net investment income and $18,196 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $22,562.
(b)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $5,416 from net investment income and $2,073 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $6,293.

See accompanying notes.

32

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

	SAM Conservative Growth
Amounts in thousands	Portfolio		SAM Flexible Income Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017 (a)	2018	2017 (b)
Operations
Net investment income (loss)	$5,906	$9,148	$6,420	$7,953
Net realized gain (loss) on Investments	15,591	17,208	5,776	5,006
Change in unrealized appreciation/depreciation of Investments	(43,484)	32,050	(15,998)	4,463
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,987)	58,406	(3,802)	17,422

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1	(16,069)	(7,782)	(11,234)	(7,879)
Class 2	(9,631)	(4,215)	(1,602)	(807)
Total Dividends and Distributions	(25,700)	(11,997)	(12,836)	(8,686)

Capital Share Transactions
Shares sold:
Class 1	21,584	15,368	8,441	13,221
Class 2	9,393	8,409	7,676	5,463
Shares issued in reinvestment of dividends and distributions:
Class 1	16,069	7,782	11,234	7,879
Class 2	9,631	4,215	1,602	807
Shares redeemed:
Class 1	(38,633)	(27,122)	(42,935)	(30,688)
Class 2	(9,529)	(10,459)	(4,450)	(4,151)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	8,515	(1,807)	(18,432)	(7,469)
Total Increase (Decrease)	(39,172)	44,602	(35,070)	1,267

Net Assets
Beginning of period	347,133	302,531	217,745	216,478
End of period	$307,961	$347,133	$182,675	$217,745

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,136	827	668	1,032
Class 2	491	455	613	429
Shares issued in reinvestment of dividends and distributions:
Class 1	847	420	921	625
Class 2	514	231	132	64
Shares redeemed:
Class 1	(2,012)	(1,452)	(3,390)	(2,393)
Class 2	(494)	(568)	(353)	(327)
Net Increase (Decrease)	482	(87)	(1,409)	(570)

(a)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $4,842 from net investment income and $7,155 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $9,146.
(b)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $7,133 from net investment income and $1,553 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $7,952.

See accompanying notes.

33

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

Amounts in thousands	SAM Strategic Growth Portfolio		Short-Term Income Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017 (a)	2018	2017 (b)
Operations
Net investment income (loss)	$4,190	$6,555	$3,396	$3,319
Net realized gain (loss) on Investments	16,667	14,569	(914)	(99)
Change in unrealized appreciation/depreciation of Investments	(45,097)	32,616	(759)	128
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,240)	53,740	1,723	3,348

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1	(12,164)	(6,437)	(3,250)	(3,141)
Class 2	(9,663)	(4,699)	(71)	(42)
Total Dividends and Distributions	(21,827)	(11,136)	(3,321)	(3,183)

Capital Share Transactions
Shares sold:
Class 1	15,633	14,111	29,747	32,564
Class 2	9,438	9,771	2,906	2,666
Shares issued in reinvestment of dividends and distributions:
Class 1	12,164	6,437	3,250	3,141
Class 2	9,663	4,699	71	42
Shares redeemed:
Class 1	(26,105)	(26,278)	(40,805)	(47,948)
Class 2	(10,070)	(9,804)	(1,159)	(2,494)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	10,723	(1,064)	(5,990)	(12,029)
Total Increase (Decrease)	(35,344)	41,540	(7,588)	(11,864)

Net Assets
Beginning of period	290,493	248,953	160,746	172,610
End of period	$255,149	$290,493	$153,158	$160,746

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	737	696	11,770	12,728
Class 2	448	487	1,153	1,047
Shares issued in reinvestment of dividends and distributions:
Class 1	589	320	1,300	1,232
Class 2	474	236	28	17
Shares redeemed:
Class 1	(1,230)	(1,298)	(16,117)	(18,737)
Class 2	(480)	(489)	(460)	(976)
Net Increase (Decrease)	538	(48)	(2,326)	(4,689)

(a)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $3,643 from net investment income and $7,493 from net realized gain on investments.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $6,555.
(b)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $3,183 from net investment income.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $3,317.

See accompanying notes.

34

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

Amounts in thousands	SmallCap Account
	Year Ended	Year Ended
	December 31,	December 31,
	2018	2017 (a)
Operations
Net investment income (loss)	$394	$770
Net realized gain (loss) on Investments	28,868	16,365
Change in unrealized appreciation/depreciation of Investments	(48,626)	8,266
Net Increase (Decrease) in Net Assets Resulting from Operations	(19,364)	25,401

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1	(13,133)	(766)
Class 2	(366)	(7)
Total Dividends and Distributions	(13,499)	(773)

Capital Share Transactions
Shares sold:
Class 1	12,588	8,334
Class 2	866	497
Shares issued in reinvestment of dividends and distributions:
Class 1	13,133	766
Class 2	366	7
Shares redeemed:
Class 1	(39,263)	(34,375)
Class 2	(750)	(666)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(13,060)	(25,437)
Total Increase (Decrease)	(45,923)	(809)

Net Assets
Beginning of period	214,040	214,849
End of period	$168,117	$214,040

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	732	532
Class 2	50	31
Shares issued in reinvestment of dividends and distributions:
Class 1	716	50
Class 2	20	1
Shares redeemed:
Class 1	(2,233)	(2,177)
Class 2	(43)	(43)
Net Increase (Decrease)	(758)	(1,606)

(a)	For the year ended December 31, 2017, dividends and distributions to shareholders totaled $773 from net investment income.As of December 31, 2017, undistributed (overdistributed) net investment income (loss) totaled $893.

See accompanying notes.

35

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, LargeCap Growth Account, MidCap Account, Principal Capital Appreciation Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, and SmallCap Account (known as the “Accounts”), are presented herein.

Each of the Accounts is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The Accounts have not provided financial support and are not contractually required to provide financial support to any investee.

Effective October 12, 2018, Equity IncomeAccount acquired all the assets and assumed all the liabilities of LargeCap ValueAccount pursuant to a plan of reorganization approved by shareholders October 1, 2018. The purpose of the acquisition was to combine two accounts managed by Principal Global Investors, LLC (the “Manager”) with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 5,827,000 shares from LargeCap Value Account for 5,686,000 shares valued at $138,841,000 of Equity Income Account at an approximate exchange rate of .98 for Class 1 and .98 for Class 2. The investment securities of LargeCap Value Account, with a fair value of approximately $136,333,000 and a cost of $141,343,000, and $2,514,000 cash were the primary assets acquired by Equity Income Account on October 12, 2018. For financial reporting purposes, assets received and shares issued by Equity Income Account were recorded at fair value; however, the cost basis of the investments received from LargeCap Value Account were maintained through the reorganization. The net assets of LargeCap Value Account and Equity Income Account immediately prior to the acquisition in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) were approximately $138,841,000 ($1,038,000 of accumulated realized gain) and $580,109,000, respectively. The aggregate net assets of Equity Income Account immediately following the acquisition were $718,950,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2018, the beginning of the fiscal year for Equity IncomeAccount, Equity Income Account’s pro forma results of operations for the year ended December 31, 2018, would have been $17,543,000 of net investment income, $54,739,000 of net realized and unrealized loss on investments, and $37,196,000 of net decrease in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Value Account that have been included in Equity Income Account’s statement of operations since October 12, 2018.

Both classes of shares for each of the Accounts represent interests in the same portfolio of investments and will vote together as a single class, except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Accounts:

SecurityValuation. Certain of theAccounts, including SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in combinations of other series of the Fund and in class R-6 and Institutional shares of series of Principal Funds, Inc. which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, certain of the Accounts invest in Principal Exchange-Traded Funds and other publicly traded investment funds, which are valued at the close of the exchange. The shares of the other series of the Fund, Principal Funds, Inc., Principal Exchange-Traded Funds, and other publicly traded investment funds are referred to as the “Underlying Funds”.

The Accounts (with the exception of the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of

36

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

2. Significant Accounting Policies (continued)

issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements inAmerican depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Accounts’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Accounts held securities denominated in foreign currencies that exceeded 5% of net assets of the respective account as of December 31, 2018:

Diversified International Account
Euro	20.7%
Japanese Yen	15.3
British Pound	12.3
Swiss Franc	8.6
Canadian Dollar	7.6

Income and Investment Transactions. TheAccounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. The Accounts allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

37

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

2. Significant Accounting Policies (continued)

Expenses. Expenses directly attributed to a particular account are charged to that account. Other expenses not directly attributed to a particular account are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses the Accounts bear directly, each of the Accounts may indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Accounts may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Account will vary. Expenses included in the statements of operations of the Accounts reflect the expenses of each Account and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, amortization of premiums and discounts, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, partnership investments, Real Estate Investment Trusts (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of shares, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Real Estate Securities Account receives substantial distributions from holdings in REITs.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Accounts intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended December 31, 2018, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2015-2017.

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Accounts have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.

Gains realized upon the disposition of certain foreign securities held by certain of the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statements of assets and liabilities. At December 31, 2018, none of the Accounts had a deferred tax liability.

Recent Accounting Pronouncements. Effective August 17, 2018, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Disclosure Update and Simplification. The SEC adopted amendments to certain disclosures that have become redundant or superseded in light of other SEC disclosure requirements, U.S. GAAP or changes in the information environment. As of December 31, 2018, the Accounts have adopted the new amendments.

38

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

2. Significant Accounting Policies (continued)

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Accounts have adopted the removal and modification of disclosures.

In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08 Premium Amortization on Purchased Callable Debt Securities, which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The Accounts will adopt the new amendments for periods beginning after December 15, 2018.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the SEC, the Accounts and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month London Inter-Bank Offered Rate (“LIBOR”) plus 1.00%). The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

During the year ended December 31, 2018, Accounts lending to the Facility were as follows (amounts in thousands):

	Average Daily	Weighted Average
	Amount Loaned	Annual Interest Rate
Diversified International Account	$3	2.78%
Equity Income Account	12	1.97
Government & High Quality Bond Account	5	2.44
Income Account	1	2.45
LargeCap Growth Account	1	2.51
MidCap Account	4	2.66
Short-Term Income Account	25	2.51
SmallCap Account	2	2.00

During the year ended December 31, 2018, Accounts borrowing from the Facility were as follows (amounts in thousands):

	Average Daily	Weighted Average
	Amount Borrowed	Annual Interest Rate
Diversified International Account	$17	2.02%
LargeCap Growth Account	1	2.10
MidCap Account	7	2.32
Real Estate Securities Account	29	2.27

In addition, theAccounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit. During the year ended December 31, 2018, SmallCapAccount borrowed against the line of credit. The average outstanding balance for the liability during the year ended December 31, 2018 was $5,000 at a weighted average annual interest rate of 3.43% for SmallCap Account. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding borrowings as of year ended December 31, 2018.

Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Accounts have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.

39

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

3. Operating Policies (continued)

Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty. As of December 31, no Accounts had financial assets and liabilities subject to Master Netting Agreements or similar agreements.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ability to dispose of particular illiquid securities at fair value and may limit each of the Accounts’ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Mortgage-Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on “to-be-announced” (“TBA”) securities, in which the Accounts sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Accounts forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and investment securities purchased on the statements of assets and liabilities.

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Accounts in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Senior Floating Rate Interests. TheAccounts may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or LIBOR rate.

40

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

3. Operating Policies (continued)

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the senior floating rate interests, the Accounts may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the Borrower’s discretion. Therefore, the Accounts must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statements of assets and liabilities. As of December 31, 2018, the Accounts had no commitments outstanding.

To Be Announced Securities. The Accounts may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Accounts commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Accounts, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. The performance and risks of each SAM Portfolio (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the Underlying Funds in which the fund of funds invest. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

An Underlying Fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Fund, Principal Funds, Inc., and some of the Underlying Funds. The Manager is committed to minimizing the potential impact of Underlying Fund risk on Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of December 31, 2018, series of the Fund owned the following percentages, in the aggregate, of the outstanding shares of the Accounts listed below:

Total Percentage of
Account	Outstanding Shares Owned
Equity Income Account	31.06%
Government & High Quality Bond Account	39.90
Income Account	92.64
Short-Term Income Account	17.57

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. The FNMApurchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

41

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

4. Fair Valuation

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Account’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.

Level 3 – Significant unobservable inputs (including the Accounts’assumptions in determining the fair value of investments). Investments which may be included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Accounts’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date, when available.

Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (“the Pricing Group”), who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the

42

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

4. Fair Valuation (continued)

pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The following is a summary of the inputs used as of December 31, 2018 in valuing the Accounts’securities carried at value (amounts shown in thousands):

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Diversified International Account
Common Stocks
Basic Materials	$1,442	$10,260	$—	$11,702
Communications	2,549	12,195	—	14,744
Consumer, Cyclical	4,908	35,692	—	40,600
Consumer, Non-cyclical	2,147	37,797	—	39,944
Energy	2,734	15,509	—	18,243
Financial	10,941	50,201	—	61,142
Industrial	3,068	19,548	—	22,616
Technology	—	18,943	—	18,943
Utilities	—	3,935	—	3,935
Investment Companies	1,664	—	—	1,664
Preferred Stocks
Diversified	—	886	—	886
Total investments in securities $	29,453	$204,966	$—	$234,419

Equity Income Account
Common Stocks*	649,647	—	—	649,647
Investment Companies	8,817	—	—	8,817
Total investments in securities $	658,464	$—	$—	$658,464

Government & High Quality Bond Account
Bonds*	—	66,595	—	66,595
Investment Companies	1,278	—	—	1,278
U.S. Government & Government Agency Obligations*	—	155,215	—	155,215
Total investments in securities $	1,278	$221,810	$—	$223,088

Income Account
Bonds*	—	109,688	—	109,688
Common Stocks
Energy	391	—	—	391
Industrial	—	—	4,735	4,735
Utilities	—	—	284	284
Convertible Bonds*	—	1,175	—	1,175
Investment Companies	1,795	—	—	1,795
Senior Floating Rate Interests*	—	1,196	—	1,196
U.S. Government & Government Agency Obligations*	—	61,658	—	61,658
Total investments in securities $	2,186	$173,717	$5,019	$180,922

LargeCap Growth Account
Common Stocks*	97,684	—	—	97,684
Investment Companies	2,326	—	—	2,326
Total investments in securities $	100,010	$—	$—	$100,010

43

	Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
	December 31, 2018

4. Fair Valuation (continued)

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

MidCap Account
Common Stocks*	$487,713	$—	$—	$487,713
Investment Companies	4,942	—	—	4,942
Total investments in securities $	492,655	$—	$—	$492,655

Principal Capital Appreciation Account
Common Stocks*	133,358	—	—	133,358
Investment Companies	2,989	—	—	2,989
Total investments in securities $	136,347	$—	$—	$136,347

Real Estate Securities Account
Common Stocks*	135,519	—	—	135,519
Investment Companies	911	—	—	911
Total investments in securities $	136,430	$—	$—	$136,430

SAM Balanced Portfolio
Investment Companies	664,593	—	—	664,593
Total investments in securities $	664,593	$—	$—	$664,593

SAM Conservative Balanced Portfolio
Investment Companies	174,647	—	—	174,647
Total investments in securities $	174,647	$—	$—	$174,647

SAM Conservative Growth Portfolio
Investment Companies	307,664	—	—	307,664
Total investments in securities $	307,664	$—	$—	$307,664

SAM Flexible Income Portfolio
Investment Companies	182,558	—	—	182,558
Total investments in securities $	182,558	$—	$—	$182,558

SAM Strategic Growth Portfolio
Investment Companies	254,815	—	—	254,815
Total investments in securities $	254,815	$—	$—	$254,815

Short-Term Income Account
Bonds*	—	146,743	—	146,743
Investment Companies	4,856	—	—	4,856
U.S. Government & Government Agency Obligations*	—	4,181	—	4,181
Total investments in securities $	4,856	$150,924	$—	$155,780

SmallCap Account
Common Stocks*	165,274	—	—	165,274
Investment Companies	1,443	—	—	1,443
Total investments in securities $	166,717	$—	$—	$166,717

*For additional detail regarding sector classifications, please see the Schedule of Investments.

Certain detailed information is provided for thoseAccounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value as of
Account	Asset Type	December 31, 2018	Valuation Technique	Unobservable Input	Input Valuations
Income Account	Common Stock	$ 4,735 Enterprise Valuation Model*		EBITDA Multiples	0.95 – 1.15	x
	Common Stock	284 Indicative Market Quotations		Broker Quote	$140.00
		$5,019

*As of December 31, 2018, a Level 3 security changed its valuation approach from an enterprise valuation model with comparable company and discounted cash flow techniques to an enterprise valuation model with comparable company technique. The change in the valuation approach is driven by the Valuation Committee’s decision that prospective financial information is not updated timely to account for external market factors. The appropriateness of the fair value of this security is monitored by the Valuation Committee.

44

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

4. Fair Valuation (continued)

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):

			Accrued						Net Change
			Discounts/						in Unrealized
			Premiums						Appreciation/
	Value	Realized	and Change			Transfers Transfers		Value	(Depreciation) on
	December	Gain/	in Unrealized		Proceeds	into	Out of	December 31,	Investments Held at
Account	31, 2017	(Loss)	Gain/ (Loss)	Purchases	from Sales	Level 3*	Level 3**	2018	December 31, 2018
Income Account
Common Stock
Industrial	$3,630	$—	$1,105	$—	$—	$—	$—	$4,735	$1,105
Utilities	—	—	62	222	—	—	—	284	62
Total	$3,630	$—	$1,167	$222	$—	$—	$—	$5,019	$1,167

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading has been halted 2. Securities that have certain restrictions on trading 3. Instances in which a security is not priced by a pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes 2. Securities where trading restrictions have expired 3. Instances in which a price becomes available from a pricing service

At the end of the year, there were no other Accounts which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

5. Management Agreement and Transactions with Affiliates

Management Services. The Accounts have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

		Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Equity Income Account	.60%	.55%	.50%	.45%	.40%
MidCap Account	.65	.60	.55	.50	.45
Real Estate Securities Account	.90	.85	.80	.75	.70
SmallCap Account	.85	.80	.75	.70	.65

		Net Assets of Account (in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	.85%	.80%	.75%	.70%	.65%

	Net Assets of Account (in millions)
	First	Next	Over
	$200	$300	$500
Short-Term Income Account	.50%	.45%	.40%
Net Assets of Account (in millions)

	First	Over
	$500	$500
Principal Capital Appreciation Account	.625%	.50%

			Net Assets of Account
	First $500	Next $500	Next $1	Next $1	Over $3
	million	million	billion	billion	billion
LargeCap Growth Account	.68%	.63%	.61%	.56%	.51%

45

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

5. Management Agreement and Transactions with Affiliates (continued)

	Net Assets of Accounts (in billions)
	First $2	Over $2
Government & High Quality Bond Account	.50%	.45%
Income Account	.50	.45

The Manager contractually agreed to limit the expenses (including acquired fund fees and expenses, but excluding interest expense, expenses related to fund investments, and other extraordinary expenses) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits, which expire April 30, 2019, are as follows:

	Period from January 1, 2018
	through December 31, 2018
	Class 1	Class 2
SAM Balanced Portfolio	.86%	1.11%
SAM Conservative Balanced Portfolio	.84	1.09
SAM Conservative Growth Portfolio	.99	1.24
SAM Strategic Growth Portfolio	.99	1.24

The Manager has contractually agreed to reduce Short-Term Income Account’s expenses by .01% through the period ended April 30, 2019.

Amounts owed to the Accounts under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.

Distribution Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., (an affiliate of the Manager) the principal distributor of theAccounts.Aportion of the distribution fees may be paid to other selling dealers for providing certain services. The annual distribution fee rate is .25%.

Chief Compliance Officer Expenses. The Accounts pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of each account and is shown on the statements of operations.

Affiliated Ownership. At December 31, 2018, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

	Class 1	Class 2
Diversified International Account	16,879	79
Equity Income Account	14,756	189
Government & High Quality Bond Account	13,531	193
Income Account	507	141
LargeCap Growth Account	3,188	54
MidCap Account	9,607	N/A
Principal Capital Appreciation Account	4,317	84
Real Estate Securities Account	7,451	183
SAM Balanced Portfolio	37,391	953
SAM Conservative Balanced Portfolio	13,645	550
SAM Conservative Growth Portfolio	9,511	635
SAM Flexible Income Portfolio	12,688	1,066
SAM Strategic Growth Portfolio	7,166	332
Short-Term Income Account	47,640	1,383
SmallCap Account	11,192	91

6. Investment Transactions

For the year ended December 31, 2018, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Accounts were as follows (amounts in thousands):

	Purchases	Sales
Diversified International Account	$164,306	$165,612
Equity Income Account	80,891	101,140
Government & High Quality Bond Account	35,654	43,957

46

		Notes to Financial Statements
		Principal Variable Contracts Funds, Inc.
		December 31, 2018

6. Investment Transactions (continued)

	Purchases	Sales
Income Account	15,291	39,205
LargeCap Growth Account	91,997	106,893
MidCap Account	138,979	208,065
Principal Capital Appreciation Account	69,089	87,421
Real Estate Securities Account	25,522	36,403
SAM Balanced Portfolio	134,985	190,870
SAM Conservative Balanced Portfolio	36,907	47,113
SAM Conservative Growth Portfolio	91,586	93,058
SAM Flexible Income Portfolio	39,818	64,355
SAM Strategic Growth Portfolio	108,900	107,389
Short-Term Income Account	72,670	79,934
SmallCap Account	92,191	117,041

For the year ended December 31, 2018, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts in thousands):

	Purchases	Sales
Government & High Quality Bond Account	$4,434	$5,887
Income Account	2,939	4,968
Short-Term Income Account	3,300	485

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the years ended December 31, 2018 and December 31, 2017 were as follows (amounts in thousands):

				Long-Term
	Ordinary Income			Capital Gain*	Section 1250 Gain^
	2018	2017		2018	2017	2018	2017
Diversified International Account	$6,007	$5,068	$	— $	— $	— $	—
Equity Income Account	13,448	14,151		33,719	24,202	—	—
Government & High Quality Bond
Account	8,671	9,895		—	—	—	—
Income Account	8,190	9,530		—	—	—	—
LargeCap Growth Account	255	410		8,664	—	—	—
MidCap Account	1,796	3,101		72,238	38,016	—	—
Principal Capital Appreciation Account	1,753	1,960		8,213	—	—	—
Real Estate Securities Account	2,980	2,749		11,385	14,834	222	247
SAM Balanced Portfolio	24,236	16,564		34,263	17,921	—	—
SAM Conservative Balanced Portfolio	6,540	5,473		6,843	2,016	—	—
SAM Conservative Growth Portfolio	10,266	4,876		15,434	7,121	—	—
SAM Flexible Income Portfolio	8,176	7,133		4,660	1,553	—	—
SAM Strategic Growth Portfolio	7,336	3,694		14,491	7,442	—	—
Short-Term Income Account	3,321	3,183		—	—	—	—
SmallCap Account	1,441	773		12,058	—	—	—

*The Accounts designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

^Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.

Certain Accounts may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of December 31, 2018, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

Total
	Undistributed Undistributed			Net Unrealized	Other	Accumulated
	Ordinary	Long-Term	Accumulated	Appreciation	Temporary	Earnings
	Income	Capital Gains	Losses	(Depreciation)	Differences*	(Deficit)
Diversified International Account	$4,108	$12,521	$—	$2,524	$—	$19,153

47

			Notes to Financial Statements
			Principal Variable Contracts Funds, Inc.
			December 31, 2018

7. Federal Tax Information (continued)

							Total
Undistributed			Undistributed		Net Unrealized	Other	Accumulated
	Ordinary		Long-Term	Accumulated	Appreciation	Temporary	Earnings
	Income		Capital Gains	Losses	(Depreciation)	Differences*	(Deficit)
Equity Income Account	17,075		16,183	—	182,774	—	216,032
Government & High Quality Bond Account	6,456		—	(8,862)	(7,132)	(39)	(9,577)
Income Account	7,635		—	(19)	1,261	70	8,947
LargeCap Growth Account	53		18,636	—	6,881	—	25,570
MidCap Account	1,526		79,299	—	100,053	—	180,878
Principal Capital Appreciation Account	2,596		13,120	—	40,099	—	55,815
Real Estate Securities Account	3,463	^	9,689	—	15,761	—	28,913
SAM Balanced Portfolio	17,360		24,097	—	41,777	—	83,234
SAM Conservative Balanced Portfolio	5,314		3,637	—	3,247	—	12,198
SAM Conservative Growth Portfolio	5,905		15,505	—	9,048	—	30,458
SAM Flexible Income Portfolio	6,505		5,218	—	732	—	12,455
SAM Strategic Growth Portfolio	4,270		15,096	—	(6,605)	—	12,761
Short-Term Income Account	3,393		—	(989)	(1,224)	(7)	1,173
SmallCap Account	6,339		23,412	—	(6,178)	—	23,573
*Represents book-to-tax accounting differences.
^Undistributed Ordinary Income reported includes $327 of undistributed Section 1250 Capital Gains.

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Accounts. At December 31, 2018, the Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

	Short-Term	Long-Term	Total
Government & High Quality Bond
Account	$502	$8,360	$8,862
Income Account	19	—	19
Short-Term Income Account	305	684	989

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010 on December 22, 2010, will be carried forward with no expiration and with the character of the loss retained.

As of December 31, 2018, the following Accounts had expired and utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized
Income Account	$1,584	$2,491

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the account’s taxable year subsequent to October 31. For the taxable year ended December 31, 2018, the Accounts do not plan to defer any late-year losses.

Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2018, the Accounts recorded reclassifications as follows (amounts in thousands):

	Total Distributable	Capital Shares and
	Earnings (Loss)	Additional Paid-in-Capital
Equity Income Account	$(6,455)	$6,455
Income Account	1,584	(1,584)
MidCap Account	(10,946)	10,946
Principal Capital Appreciation Account	(2,184)	2,184
Real Estate Securities Account	59	(59)

48

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2018

7. Federal Tax Information (continued)

Federal Income Tax Basis. At December 31, 2018, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):

				Cost for Federal
	Unrealized	Unrealized	Net Unrealized	Income Tax
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	Purposes
Diversified International Account	$25,797	$(23,256)	$2,541	$231,878
Equity Income Account	221,626	(38,853)	182,773	475,691
Government & High Quality Bond Account	1,843	(8,975)	(7,132)	230,220
Income Account	6,404	(5,143)	1,261	179,661
LargeCap Growth Account	15,060	(8,179)	6,881	93,129
MidCap Account	128,343	(28,289)	100,054	392,601
Principal Capital Appreciation Account	47,160	(7,062)	40,098	96,249
Real Estate Securities Account	21,771	(6,010)	15,761	120,669
SAM Balanced Portfolio	64,170	(22,392)	41,778	622,815
SAM Conservative Balanced Portfolio	10,327	(7,081)	3,246	171,401
SAM Conservative Growth Portfolio	24,916	(15,868)	9,048	298,616
SAM Flexible Income Portfolio	8,505	(7,774)	731	181,827
SAM Strategic Growth Portfolio	12,095	(18,699)	(6,604)	261,419
Short-Term Income Account	556	(1,779)	(1,223)	157,003
SmallCap Account	22,931	(29,110)	(6,179)	172,896

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

49

Schedule of Investments
Diversified International Account
December 31, 2018

COMMON STOCKS - 98.40%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 1.63%			Distribution & Wholesale - 3.62%
Safran SA	21,247	$2,548	Ferguson PLC	28,016	$1,790
Thales SA	11,025	1,289	ITOCHU Corp	124,500	2,115
		$3,837	Mitsubishi Corp	100,600	2,758
Agriculture - 0.45%			Sumitomo Corp	131,800	1,870
Swedish Match AB	27,131	1,068			$8,533
Apparel - 2.02%			Diversified Financial Services - 1.48%
Kering SA	2,631	1,232	Housing Development Finance Corp Ltd	47,726	1,344
LVMH Moet Hennessy Louis Vuitton SE	9,429	2,761	ORIX Corp	146,300	2,138
Moncler SpA	23,267	774			$3,482
		$4,767	Electric - 1.67%
Automobile Manufacturers - 4.87%			Enel SpA	314,905	1,825
Ferrari NV	15,022	1,495	Iberdrola SA	262,735	2,110
Fiat Chrysler Automobiles NV (a)	45,950	662			$3,935
Honda Motor Co Ltd	57,300	1,510	Electronics - 0.92%
Isuzu Motors Ltd	75,400	1,058	Hoya Corp	35,896	2,164
Kia Motors Corp	29,194	880	Engineering & Construction - 2.15%
Maruti Suzuki India Ltd	12,609	1,347	ACS Actividades de Construccion y Servicios SA	43,144	1,670
Suzuki Motor Corp	18,600	938	Larsen & Toubro Ltd	67,591	1,391
Toyota Motor Corp	61,900	3,583	Vinci SA	24,495	2,014
		$11,473			$5,075
Banks - 11.36%			Entertainment - 0.43%
Banco do Brasil SA	77,400	927	GVC Holdings PLC	117,690	1,010
Bangkok Bank PCL	102,100	648	Food - 4.15%
Bank Leumi Le-Israel BM	168,162	1,017	Nestle India Ltd	3,413	542
Credicorp Ltd	8,179	1,813	Nestle SA	66,019	5,358
DBS Group Holdings Ltd	107,600	1,871	Tesco PLC	671,068	1,627
DNB ASA	113,476	1,822	Uni-President Enterprises Corp	666,000	1,511
Erste Group Bank AG (a)	48,135	1,596	X5 Retail Group NV	29,638	735
HDFC Bank Ltd ADR	13,527	1,401			$9,773
HDFC Bank Ltd	7,094	216	Food Service - 0.48%
Krung Thai Bank PCL	1,682,600	991	Compass Group PLC	54,021	1,137
Lloyds Banking Group PLC	3,069,458	2,023
Macquarie Group Ltd	29,468	2,257	Forest Products & Paper - 1.11%
Mediobanca Banca di Credito Finanziario SpA	213,591	1,807	Mondi PLC	73,240	1,526
Raiffeisen Bank International AG	45,236	1,154	Suzano Papel e Celulose SA	70,900	697
Swedbank AB	125,762	2,811	UPM-Kymmene OYJ	15,412	390
Toronto-Dominion Bank/The	63,000	3,132			$2,613
United Overseas Bank Ltd	70,200	1,270	Hand & Machine Tools - 0.39%
		$26,756	Sandvik AB	63,492	910
Beverages - 3.04%			Healthcare - Products - 1.38%
Coca-Cola Bottlers Japan Holdings Inc	34,000	1,014	Carl Zeiss Meditec AG	7,888	616
Coca-Cola HBC AG (a)	33,654	1,053	Lonza Group AG (a)	7,999	2,079
Diageo PLC	82,813	2,959	Straumann Holding AG	872	551
Jiangsu Yanghe Brewery Joint-Stock Co Ltd	81,299	1,127			$3,246
Treasury Wine Estates Ltd	97,007	1,012	Healthcare - Services - 0.76%
		$7,165	Evotec AG (a)	15,058	299
Biotechnology - 1.04%			ICON PLC (a)	11,587	1,497
CSL Ltd	18,807	2,456			$1,796
Building Materials - 0.98%			Home Builders - 0.70%
Anhui Conch Cement Co Ltd	160,598	687	Persimmon PLC	35,454	873
China National Building Material Co Ltd	1,464,000	1,002	Taylor Wimpey PLC	445,583	775
Rockwool International A/S	2,365	619			$1,648
		$2,308	Home Furnishings - 1.85%
Chemicals - 0.61%			Howden Joinery Group PLC	181,440	1,007
Nutrien Ltd	30,700	1,442	LG Electronics Inc	12,173	682
Commercial Services - 1.34%			Sony Corp	55,500	2,676
Ashtead Group PLC	42,362	884			$4,365
Brambles Ltd	98,568	705	Insurance - 6.39%
Wirecard AG	10,422	1,571	ASR Nederland NV	31,617	1,251
		$3,160	BB Seguridade Participacoes SA	120,631	859
Computers - 1.44%			Fairfax Financial Holdings Ltd	2,400	1,057
Capgemini SE	7,445	741	Hannover Rueck SE	14,918	2,010
Logitech International SA	53,656	1,695	Legal & General Group PLC	646,783	1,906
Obic Co Ltd	12,300	949	NN Group NV	51,292	2,039
		$3,385	Prudential PLC	127,231	2,272
			Swiss Life Holding AG (a)	5,754	2,221
			Tokio Marine Holdings Inc	30,500	1,449
					$15,064

See accompanying notes.

50

Schedule of Investments
Diversified International Account
December 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Internet - 2.06%			Software - 3.20%
Baidu Inc ADR(a)	9,376	$1,487	Amadeus IT Group SA	27,146	$1,889
Tencent Holdings Ltd	83,793	3,358	Capcom Co Ltd	58,600	1,162
		$4,845	Dassault Systemes SE	14,191	1,685
Investment Companies - 1.40%			Tech Mahindra Ltd	92,599	959
EXOR NV	20,947	1,137	Ubisoft Entertainment SA (a)	22,849	1,841
Investor AB	51,096	2,171			$7,536
		$3,308	Telecommunications - 4.20%
Iron & Steel - 1.68%			Deutsche Telekom AG	100,972	1,716
POSCO	5,501	1,203	Nice Ltd ADR(a)	9,812	1,062
Vale SA	210,411	2,759	Orange SA	97,860	1,586
		$3,962	SK Telecom Co Ltd	6,261	1,510
Machinery - Construction & Mining - 1.10%			SoftBank Group Corp	26,600	1,742
Hitachi Ltd	38,800	1,029	Telefonaktiebolaget LM Ericsson	117,805	1,043
Komatsu Ltd	72,700	1,562	Telenor ASA	63,838	1,240
		$2,591			$9,899
Machinery - Diversified - 1.13%			Toys, Games & Hobbies - 0.81%
Harmonic Drive Systems Inc	20,800	567	Nintendo Co Ltd	7,200	1,912
Keyence Corp	2,800	1,415	Transportation - 1.30%
Valmet OYJ	33,058	681	Canadian National Railway Co	41,428	3,068
		$2,663	TOTAL COMMON STOCKS		$231,869
Mining - 1.56%			INVESTMENT COMPANIES - 0.71%	Shares Held Value (000's)
Glencore PLC (a)	477,885	1,777	Money Market Funds - 0.71%
Rio Tinto Ltd	34,473	1,908	Principal Government Money Market Fund	1,663,621	1,664
		$3,685	2.11%(b),(c)
Oil & Gas - 7.74%			TOTAL INVESTMENT COMPANIES		$1,664
BP PLC	573,429	3,625	PREFERRED STOCKS - 0.38%	Shares Held Value (000's)
China Petroleum & Chemical Corp	2,062,000	1,470	Holding Companies - Diversified - 0.38%
Husky Energy Inc	68,300	706	Itausa - Investimentos Itau SA 0.08%	284,046	$886
JXTG Holdings Inc	292,200	1,517	TOTAL PREFERRED STOCKS		$886
LUKOIL PJSC ADR	17,056	1,221	Total Investments		$234,419
Neste Oyj	25,985	2,012	Other Assets and Liabilities - 0.51%		1,213
PTT PCL	1,124,000	1,584	TOTAL NET ASSETS - 100.00%		$235,632
Reliance Industries Ltd	160,688	2,579
Royal Dutch Shell PLC - A Shares	50,922	1,501	(a) Non-income producing security
Suncor Energy Inc	72,600	2,028	(b)	Affiliated Security. Security is either an affiliate (and registered under the
		$18,243	Investment Company Act of 1940) or an affiliate as defined by the Investment
Pharmaceuticals - 4.79%			Company Act of 1940 (controls 5.0% or more of the outstanding voting
Novartis AG	42,821	3,667	shares of the security). Please see affiliated sub-schedule for transactional
Novo Nordisk A/S	48,329	2,220	information.
Roche Holding AG	19,106	4,743	(c) Current yield shown is as of period end.
Teva Pharmaceutical Industries Ltd ADR(a)	42,160	650
		$11,280
Private Equity - 2.71%
3i Group PLC	206,793	2,040
Brookfield Asset Management Inc	92,313	3,538
Intermediate Capital Group PLC	67,128	801
		$6,379
Real Estate - 2.21%
CK Asset Holdings Ltd	132,500	969
LEG Immobilien AG	9,191	959
Vonovia SE	43,152	1,945
Wharf Real Estate Investment Co Ltd	224,000	1,340
		$5,213
REITs - 0.40%
Dexus	125,538	940
Retail - 2.44%
Alimentation Couche-Tard Inc	59,023	2,936
Don Quijote Holdings Co Ltd	13,700	847
Wal-Mart de Mexico SAB de CV	775,322	1,972
		$5,755
Semiconductors - 3.41%
Samsung Electronics Co Ltd	102,751	3,577
Taiwan Semiconductor Manufacturing Co Ltd	612,140	4,445
		$8,022

See accompanying notes.

51

Schedule of Investments
Diversified International Account
December 31, 2018

Portfolio Summary (unaudited)
Country	Percent
Japan	15.26%
United Kingdom	11.04%
Switzerland	10.59%
Canada	7.59%
France	6.66%
India	4.16%
China	3.88%
Germany	3.87%
Sweden	3.39%
Korea, Republic Of	3.33%
Australia	3.13%
Brazil	2.60%
Taiwan, Province Of China	2.53%
Netherlands	2.52%
Italy	2.51%
Spain	2.41%
Thailand	1.37%
Singapore	1.33%
Finland	1.30%
Norway	1.30%
Denmark	1.20%
Austria	1.17%
Israel	1.16%
Hong Kong	0.98%
Mexico	0.84%
Russian Federation	0.83%
Peru	0.77%
United States	0.71%
Ireland	0.63%
Isle of Man	0.43%
Other Assets and Liabilities	0.51%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	December 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.11%	$4,483		$68,287	$71,106		$1,664
	$4,483		$68,287	$71,106		$1,664

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.11%	$57	$—		$—		$—
	$57	$—		$—		$—
Amounts in thousands

See accompanying notes.

52

Schedule of Investments Equity Income Account December 31, 2018

COMMON STOCKS - 98.23%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 0.40%			Miscellaneous Manufacturers - 1.98%
Boeing Co/The	8,107	$2,614	3M Co	21,617	$4,119
Airlines - 1.41%			Parker-Hannifin Corp	60,200	8,978
Delta Air Lines Inc	186,642	9,313			$13,097
Apparel - 0.78%			Oil & Gas - 7.22%
VF Corp	71,874	5,127	Chevron Corp	63,454	6,903
Automobile Manufacturers - 1.52%			Cimarex Energy Co	109,868	6,773
PACCAR Inc	176,236	10,070	Exxon Mobil Corp	83,092	5,666
Automobile Parts & Equipment - 1.80%			Marathon Petroleum Corp	168,910	9,967
Autoliv Inc	62,604	4,396	Occidental Petroleum Corp	104,733	6,429
Magna International Inc	164,769	7,489	Royal Dutch Shell PLC - B shares ADR	200,591	12,024
		$11,885			$47,762
Banks - 9.38%			Pharmaceuticals - 8.72%
Bank of Nova Scotia/The	239,675	11,953	Johnson & Johnson	56,414	7,280
JPMorgan Chase & Co	183,938	17,956	Merck & Co Inc	197,769	15,112
PNC Financial Services Group Inc/The	134,224	15,692	Novartis AG ADR	103,850	8,911
SunTrust Banks Inc	93,198	4,701	Pfizer Inc	285,268	12,452
US Bancorp	256,221	11,709	Roche Holding AG ADR	448,428	13,937
		$62,011			$57,692
Beverages - 1.01%			Pipelines - 1.98%
Coca-Cola Co/The	141,577	6,704	Enterprise Products Partners LP	533,208	13,112
Chemicals - 3.26%			Private Equity - 2.07%
Air Products & Chemicals Inc	40,818	6,533	KKR & Co Inc	696,278	13,668
Albemarle Corp	50,000	3,854	REITs - 4.38%
DowDuPont Inc	118,388	6,331	Alexandria Real Estate Equities Inc	31,636	3,646
PPG Industries Inc	47,142	4,819	Digital Realty Trust Inc	112,245	11,960
		$21,537	Host Hotels & Resorts Inc	151,840	2,531
Computers - 2.89%			Simon Property Group Inc	64,302	10,802
Accenture PLC - Class A	32,456	4,577			$28,939
Apple Inc	92,191	14,542	Retail - 3.39%
		$19,119	Costco Wholesale Corp	54,982	11,200
Diversified Financial Services - 3.94%			Starbucks Corp	174,484	11,237
BlackRock Inc	32,011	12,575			$22,437
Discover Financial Services	228,375	13,469	Semiconductors - 3.81%
		$26,044	Applied Materials Inc	196,093	6,420
Electric - 7.26%			Maxim Integrated Products Inc	51,850	2,637
Eversource Energy	143,463	9,331	Microchip Technology Inc	130,427	9,380
NextEra Energy Inc	49,969	8,685	Taiwan Semiconductor Manufacturing Co Ltd	184,043	6,793
Sempra Energy	95,053	10,284	ADR
WEC Energy Group Inc	137,526	9,525			$25,230
Xcel Energy Inc	206,977	10,198	Software - 2.86%
		$48,023	Fidelity National Information Services Inc	66,963	6,867
Electronics - 1.04%			Microsoft Corp	75,757	7,695
Honeywell International Inc	51,895	6,856	SAP SE ADR	43,615	4,342
					$18,904
Food - 4.16%			Telecommunications - 3.59%
Hormel Foods Corp	202,272	8,633
Kraft Heinz Co/The	116,488	5,014	BCE Inc	280,845	11,102
Kroger Co/The	331,140	9,106	Verizon Communications Inc	224,382	12,615
Tyson Foods Inc	89,340	4,771			$23,717
		$27,524	Toys, Games & Hobbies - 2.13%
Healthcare - Products - 5.70%			Hasbro Inc	173,642	14,108
Abbott Laboratories	179,480	12,982	Transportation - 1.53%
Becton Dickinson and Co	44,969	10,132	Union Pacific Corp	73,273	10,129
Medtronic PLC	160,502	14,599	TOTAL COMMON STOCKS		$649,647
		$37,713	INVESTMENT COMPANIES - 1.33%	Shares Held Value (000's)
Healthcare - Services - 0.50%			Money Market Funds - 1.33%
HCA Healthcare Inc	26,763	3,331	Principal Government Money Market Fund	8,817,405	8,817
Insurance - 6.94%			2.11%(a),(b)
			TOTAL INVESTMENT COMPANIES		$8,817
Allstate Corp/The	117,231	9,687	Total Investments		$658,464
Chubb Ltd	117,339	15,158	Other Assets and Liabilities - 0.44%		2,920
Fairfax Financial Holdings Ltd	10,014	4,407	TOTAL NET ASSETS - 100.00%		$661,384
Fidelity National Financial Inc	337,253	10,603
Swiss Re AG ADR	264,038	6,049
		$45,904
Machinery - Diversified - 1.14%
Deere & Co	50,483	7,531
Media - 1.44%
Walt Disney Co/The	87,056	9,546

See accompanying notes.

53

Schedule of Investments Equity Income Account December 31, 2018

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	26.71%
Consumer, Non-cyclical	20.09%
Consumer, Cyclical	11.03%
Technology	9.56%
Energy	9.20%
Utilities	7.26%
Industrial	6.09%
Communications	5.03%
Basic Materials	3.26%
Investment Companies	1.33%
Other Assets and Liabilities	0.44%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	December 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.11%	$10,695		$90,985	$92,863		$8,817
	$10,695		$90,985	$92,863		$8,817

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.11%	$133	$—		$—		$—
	$133	$—		$—		$—
Amounts in thousands

See accompanying notes.

54

Schedule of Investments
Government & High Quality Bond Account
December 31, 2018

INVESTMENT COMPANIES - 0.58%		Shares Held Value (000's)			Principal
Money Market Funds - 0.58%				BONDS (continued)	Amount (000’s) Value (000’s)
Principal Government Money Market Fund		1,277,532	$1,278	Mortgage Backed Securities (continued)
2.11%(a),(b)				Fannie Mae REMICS
TOTAL INVESTMENT COMPANIES			$1,278	1.54%, 06/25/2045(c),(d)	$5,111	$283
		Principal		2.00%, 02/25/2040	754	735
BONDS - 29.96%		Amount (000's) Value (000's)		3.00%, 04/25/2042	1,022	1,010
Commercial Mortgage Backed Securities - 12.32%				3.00%, 02/25/2043	483	481
CD 2017-CD3 Mortgage Trust				3.00%, 01/25/2046	805	799
3.98%, 02/10/2050(c)		$1,000	$985	3.50%, 01/25/2040(d)	2,937	321
COMM 2014-CCRE19 Mortgage Trust				3.50%, 11/25/2042	2,500	2,569
4.72%, 08/10/2047(c)		600	608	4.00%, 12/25/2039(d)	1,487	183
COMM 2014-UBS5 Mortgage Trust				4.00%, 11/25/2042(d)	1,974	397
4.61%, 09/10/2047(c)		1,000	995	4.00%, 03/25/2045	1,000	1,068
Freddie Mac Multifamily Structured Pass				4.00%, 04/25/2047	643	685
Through Certificates				4.50%, 04/25/2045(d)	3,599	841
2.65%, 08/25/2026		1,300	1,251	7.00%, 04/25/2032	125	139
3.19%, 09/25/2027(c)		1,330	1,317	Freddie Mac REMICS
3.29%, 11/25/2027		1,100	1,096	1.33%, 05/15/2038(c),(d)	4,218	161
3.44%, 12/25/2027		1,000	1,009	1.50%, 04/15/2028	1,120	1,073
3.60%, 01/25/2028		1,330	1,357	2.50%, 11/15/2032	1,024	993
3.65%, 02/25/2028(c)		700	717	2.50%, 02/15/2043	1,022	989
3.90%, 06/25/2051		700	730	3.00%, 11/15/2030(d)	2,612	165
Ginnie Mae				3.00%, 11/15/2035	950	919
0.52%, 06/16/2060(c),(d)		7,466	423	3.00%, 06/15/2040	519	519
0.57%, 12/16/2059(c),(d)		7,850	456	3.00%, 10/15/2041	422	422
0.58%, 03/16/2060(c),(d)		4,943	297	3.00%, 04/15/2046	323	321
0.61%, 04/16/2047(c),(d)		10,952	436	3.50%, 03/15/2029	336	346
0.61%, 10/16/2054(c),(d)		10,910	332	3.50%, 08/15/2040(d)	2,914	336
0.64%, 11/16/2045(c),(d)		17,452	672	3.50%, 05/15/2043	885	904
0.72%, 11/16/2052(c),(d)		14,170	630	3.50%, 09/15/2043	1,200	1,207
0.80%, 09/16/2053(c),(d)		9,962	414	4.00%, 05/15/2039	4,200	4,312
0.81%, 02/16/2053(c),(d)		11,960	628	4.00%, 01/15/2045	1,282	1,365
0.84%, 02/16/2055(c),(d)		22,082	722	4.00%, 04/15/2045	579	609
0.89%, 02/16/2046(c),(d)		15,334	717	Ginnie Mae
0.90%, 03/16/2052(c),(d)		12,826	749	3.50%, 12/20/2034(d)	1,112	25
2.60%, 05/16/2059		685	645	3.50%, 05/20/2039	114	114
2.60%, 03/16/2060		1,166	1,101	3.50%, 05/20/2043(d)	4,559	896
GS Mortgage Securities Trust 2014-GC20				3.50%, 10/20/2044(d)	5,638	894
4.97%, 04/10/2047(c)		300	299	3.50%, 11/20/2045	930	925
JP Morgan Chase Commercial Mortgage				4.00%, 02/20/2044(d)	3,549	638
Securities Trust 2011-C5				4.00%, 04/20/2044(d)	1,799	313
5.41%, 08/15/2046(c),(e)		2,000	2,079	4.00%, 01/20/2048(d)	2,035	400
JP Morgan Chase Commercial Mortgage				JP Morgan Mortgage Trust 2016-4
Securities Trust 2013-C16				3.50%, 10/25/2046(c),(e)	794	781
4.96%, 12/15/2046(c)		1,800	1,871	JP Morgan Mortgage Trust 2017-3
JPMDB Commercial Mortgage Securities Trust				3.86%, 08/25/2047(c),(e)	581	569
2018-	C8			JP Morgan Mortgage Trust 2018-8
4.75%, 06/15/2051(c)		500	491	4.00%, 01/25/2049(c),(e)	1,076	1,065
WFRBS Commercial Mortgage Trust 2013-C14				New Residential Mortgage Loan Trust 2014-1
3.98%, 06/15/2046(c),(e)		1,000	907	5.00%, 01/25/2054(c),(e)	1,596	1,657
WFRBS Commercial Mortgage Trust 2014-C23				New Residential Mortgage Loan Trust 2015-2
4.38%, 10/15/2057(c)		1,000	1,028	5.55%, 08/25/2055(c),(e)	1,145	1,227
WFRBS Commercial Mortgage Trust 2014-LC14				Sequoia Mortgage Trust 2013-2
4.34%, 03/15/2047(c)		2,450	2,419	3.64%, 02/25/2043(c)	771	769
			$27,381	Sequoia Mortgage Trust 2017-5
Home Equity Asset Backed Securities - 0.37%				3.50%, 08/25/2047(c),(e)	350	341
ACE Securities Corp Mortgage Loan Trust Series				Sequoia Mortgage Trust 2018-5
2007-	D1			3.50%, 05/25/2048(c),(e)	670	655
6.93%, 02/25/2038(c),(e)		873	823			$36,617
Mortgage Backed Securities - 16.47%				Other Asset Backed Securities - 0.80%
EverBank Mortgage Loan Trust 18-1				Chase Funding Trust Series 2004-1
3.50%, 02/25/2048(c),(e)		661	650	2.97%, 12/25/2033	97	96
Fannie Mae Grantor Trust 2005-T1				1.00 x 1 Month USD LIBOR + 0.46%
2.86%, 05/25/2035		236	235	CNH Equipment Trust 2016-C
1.00 x 1 Month USD LIBOR + 0.35%				1.76%, 09/15/2023	500	490
Fannie Mae Interest Strip				Towd Point Mortgage Trust
3.50%, 12/25/2043(c),(d)		1,688	311	4.25%, 10/25/2053(c),(e)	550	568

See accompanying notes.

55

Schedule of Investments
Government & High Quality Bond Account
December 31, 2018

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Towd Point Mortgage Trust 2017-6			6.50%, 04/01/2024	$3	$3
3.25%, 10/25/2057(c),(e)	$700	$620	6.50%, 04/01/2026	2	2
		$1,774	6.50%, 05/01/2026	3	3
TOTAL BONDS		$66,595	6.50%, 05/01/2026	1	1
U.S. GOVERNMENT & GOVERNMENT	Principal		6.50%, 01/01/2028	4	5
AGENCY OBLIGATIONS - 69.84%	Amount (000's) Value (000's)		6.50%, 03/01/2028	2	3
Federal Home Loan Mortgage Corporation (FHLMC) - 15.07%			6.50%, 10/01/2028	17	19
2.00%, 10/01/2031	$778	$744	6.50%, 11/01/2028	4	4
2.50%, 02/01/2028	759	750	6.50%, 12/01/2028	8	9
3.00%, 02/01/2027	273	274	6.50%, 03/01/2029	4	4
3.00%, 01/01/2033	1,036	1,033	6.50%, 07/01/2031	19	21
3.00%, 08/01/2042	770	756	6.50%, 08/01/2031	5	6
3.00%, 10/01/2042	1,142	1,123	6.50%, 10/01/2031	8	9
3.00%, 10/01/2042	1,094	1,076	6.50%, 10/01/2031	8	9
3.00%, 10/01/2042	564	555	6.50%, 12/01/2031	15	16
3.00%, 05/01/2043	807	792	6.50%, 02/01/2032	14	16
3.00%, 10/01/2046	838	821	6.50%, 05/01/2032	37	43
3.00%, 01/01/2047	1,112	1,089	6.50%, 04/01/2035	6	7
3.50%, 02/01/2032	1,228	1,250	7.00%, 09/01/2023	6	6
3.50%, 04/01/2042	1,748	1,761	7.00%, 12/01/2023	2	2
3.50%, 05/01/2042	617	622	7.00%, 01/01/2024	3	3
3.50%, 07/01/2042	2,260	2,277	7.00%, 09/01/2027	4	4
3.50%, 10/01/2042	591	595	7.00%, 01/01/2028	32	34
3.50%, 02/01/2044	915	920	7.00%, 04/01/2028	15	17
3.50%, 08/01/2045	947	954	7.00%, 05/01/2028	2	3
3.50%, 07/01/2046	765	769	7.00%, 10/01/2031	12	13
3.50%, 01/01/2047	2,094	2,102	7.00%, 10/01/2031	7	7
3.50%, 01/01/2048	1,105	1,110	7.00%, 04/01/2032	53	60
4.00%, 07/01/2042	801	826	7.50%, 10/01/2030	10	11
4.00%, 01/01/2043	1,089	1,121	7.50%, 02/01/2031	9	10
4.00%, 06/01/2043	1,304	1,339	7.50%, 02/01/2031	4	4
4.00%, 10/01/2045	1,318	1,357	7.50%, 02/01/2031	3	3
4.00%, 08/01/2047	1,601	1,646	8.00%, 10/01/2030	16	19
4.00%, 01/01/2048	1,329	1,368	8.50%, 07/01/2029	17	18
4.00%, 06/01/2048	948	975			$33,499
4.50%, 09/01/2032	14	14	Federal National Mortgage Association (FNMA) - 37.24%
1.00 x US Treasury Yield Curve Rate T			2.00%, 02/01/2032	464	444
Note Constant Maturity 1 Year + 2.23%			2.50%, 06/01/2027	1,219	1,203
4.50%, 11/01/2043	1,032	1,087	2.50%, 08/01/2028	830	819
5.00%, 10/01/2025	132	138	2.50%, 12/01/2028	539	532
5.00%, 02/01/2033	168	178	2.50%, 12/01/2031	923	902
5.00%, 06/01/2033	183	193	3.00%, 05/01/2029	915	916
5.00%, 01/01/2034	524	557	3.00%, 08/01/2031	1,790	1,791
5.00%, 07/01/2035	11	12	3.00%, 10/01/2036	671	664
5.00%, 07/01/2035	106	113	3.00%, 10/01/2042	1,593	1,567
5.00%, 07/01/2035	25	26	3.00%, 11/01/2042	1,756	1,727
5.00%, 10/01/2035	51	55	3.00%, 12/01/2042	1,553	1,527
5.50%, 03/01/2033	117	126	3.00%, 02/01/2043	1,108	1,089
5.50%, 04/01/2038	7	8	3.00%, 04/01/2043	1,000	982
5.50%, 05/01/2038	42	45	3.00%, 06/01/2043	1,970	1,937
6.00%, 12/01/2023	3	3	3.00%, 08/01/2043	1,377	1,354
6.00%, 05/01/2031	12	14	3.00%, 09/01/2046	1,607	1,574
6.00%, 12/01/2031	14	15	3.00%, 10/01/2046	1,100	1,075
6.00%, 09/01/2032	7	7	3.00%, 11/01/2046	1,677	1,643
6.00%, 11/01/2033	52	56	3.00%, 01/01/2047	975	956
6.00%, 11/01/2033	23	25	3.50%, 08/01/2031	900	913
6.00%, 09/01/2034	53	58	3.50%, 02/01/2033	1,355	1,373
6.00%, 02/01/2035	50	55	3.50%, 02/01/2042	1,229	1,238
6.00%, 10/01/2036	50	54	3.50%, 09/01/2042	2,057	2,073
6.00%, 03/01/2037	40	43	3.50%, 11/01/2042	1,374	1,385
6.00%, 01/01/2038	91	100	3.50%, 12/01/2042	1,437	1,448
6.00%, 01/01/2038	8	8	3.50%, 02/01/2043	527	532
6.00%, 04/01/2038	60	66	3.50%, 09/01/2044	2,164	2,184
6.50%, 08/01/2021	1	1	3.50%, 10/01/2044	651	658
6.50%, 12/01/2021	9	10	3.50%, 11/01/2044	638	646
6.50%, 04/01/2022	12	13	3.50%, 03/01/2045	664	669
6.50%, 05/01/2022	8	8	3.50%, 03/01/2045	1,501	1,508
6.50%, 05/01/2023	12	12	3.50%, 06/01/2045	1,130	1,140

See accompanying notes.

56

Schedule of Investments
Government & High Quality Bond Account
December 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.50%, 09/01/2045	$952	$956	6.00%, 01/01/2033	$55	$60
3.50%, 10/01/2045	725	732	6.00%, 05/01/2037	167	179
3.50%, 11/01/2045	750	755	6.00%, 07/01/2037	141	153
3.50%, 01/01/2046	728	735	6.00%, 11/01/2037	3	3
3.50%, 03/01/2046	520	524	6.00%, 12/01/2037	8	9
3.50%, 04/01/2046	1,143	1,152	6.00%, 03/01/2038	63	69
3.50%, 03/01/2047	1,086	1,093	6.50%, 11/01/2023	18	19
3.50%, 10/01/2047	811	816	6.50%, 05/01/2024	9	9
3.52%, 12/01/2032	12	12	6.50%, 09/01/2024	10	11
1.00 x 12 Month USD LIBOR + 1.64%			6.50%, 07/01/2025	10	11
4.00%, 01/01/2034	566	587	6.50%, 08/01/2025	18	19
4.00%, 10/01/2037	1,046	1,074	6.50%, 02/01/2026	3	3
4.00%, 02/01/2041	1,537	1,585	6.50%, 03/01/2026	2	2
4.00%, 02/01/2042	893	919	6.50%, 05/01/2026	3	3
4.00%, 08/01/2043	519	537	6.50%, 06/01/2026	1	1
4.00%, 10/01/2043	441	453	6.50%, 07/01/2028	9	10
4.00%, 04/01/2044	344	355	6.50%, 09/01/2028	17	18
4.00%, 08/01/2044	586	606	6.50%, 02/01/2029	3	3
4.00%, 10/01/2044	1,732	1,775	6.50%, 03/01/2029	5	6
4.00%, 11/01/2044	555	574	6.50%, 04/01/2029	4	5
4.00%, 12/01/2044	936	967	6.50%, 06/01/2031	9	10
4.00%, 02/01/2045	963	995	6.50%, 06/01/2031	10	11
4.00%, 08/01/2045	901	931	6.50%, 01/01/2032	4	4
4.00%, 09/01/2045	2,020	2,087	6.50%, 04/01/2032	34	37
4.00%, 05/01/2046	1,700	1,752	6.50%, 08/01/2032	10	11
4.00%, 07/01/2046	785	810	6.50%, 11/01/2032	15	16
4.00%, 07/01/2047	1,134	1,167	6.50%, 02/01/2033	20	21
4.00%, 10/01/2047	983	1,011	6.50%, 12/01/2036	34	37
4.00%, 12/01/2047	903	930	6.50%, 07/01/2037	17	18
4.33%, 07/01/2034	20	21	6.50%, 07/01/2037	28	30
1.00 x US Treasury Yield Curve Rate T			6.50%, 02/01/2038	30	34
Note Constant Maturity 1 Year + 2.21%			7.00%, 08/01/2028	17	19
4.48%, 12/01/2033	129	134	7.00%, 12/01/2028	14	16
1.00 x 12 Month USD LIBOR + 1.60%			7.00%, 10/01/2029	14	16
4.50%, 12/01/2019	5	5	7.00%, 05/01/2031	4	4
4.50%, 01/01/2020	18	18	7.00%, 11/01/2031	21	23
4.50%, 08/01/2039	1,803	1,888	7.50%, 04/01/2022	1	1
4.50%, 03/01/2042	472	496	7.50%, 11/01/2029	13	13
4.50%, 09/01/2043	1,886	1,986	8.00%, 05/01/2027	9	9
4.50%, 10/01/2043	997	1,047	8.00%, 09/01/2027	4	4
4.50%, 11/01/2043	1,095	1,153	8.00%, 06/01/2030	2	2
4.50%, 09/01/2045	816	857	8.50%, 10/01/2027	27	27
4.50%, 10/01/2045	1,039	1,094	9.00%, 09/01/2030	1	1
4.50%, 11/01/2045	1,494	1,570			$82,766
4.50%, 09/01/2048	1,972	2,073	Government National Mortgage Association (GNMA) - 7.57%
5.00%, 05/01/2033	1,309	1,401	3.00%, 11/15/2042	1,005	995
5.00%, 04/01/2035	125	133	3.00%, 12/15/2042	1,800	1,786
5.00%, 04/01/2035	98	104	3.00%, 02/15/2043	1,539	1,522
5.00%, 07/01/2035	6	6	3.50%, 01/15/2043	1,260	1,275
5.00%, 02/01/2038	407	436	3.50%, 05/15/2043	1,423	1,440
5.00%, 02/01/2040	1,432	1,534	3.50%, 06/20/2043	864	872
5.00%, 07/01/2041	1,125	1,205	3.50%, 04/20/2045	847	853
5.50%, 07/01/2019	1	1	3.50%, 09/20/2045	1,273	1,284
5.50%, 08/01/2019	1	1	3.50%, 06/20/2046	119	120
5.50%, 08/01/2019	1	1	3.50%, 02/20/2047	887	892
5.50%, 08/01/2019	13	13	3.50%, 05/20/2047	1,014	1,027
5.50%, 08/01/2019	1	1	3.50%, 11/20/2047	782	787
5.50%, 08/01/2019	1	1	4.00%, 08/15/2041	1,043	1,078
5.50%, 09/01/2019	5	5	4.00%, 07/20/2047	1,026	1,058
5.50%, 10/01/2019	1	1	4.50%, 07/15/2040	593	619
5.50%, 05/01/2024	9	10	5.00%, 09/15/2033	5	6
5.50%, 05/01/2033	15	15	5.00%, 02/15/2034	320	339
5.50%, 06/01/2033	66	71	5.00%, 09/15/2039	41	43
5.50%, 02/01/2037	5	5	5.50%, 11/15/2033	29	31
5.50%, 03/01/2038	117	126	5.50%, 05/20/2035	136	145
6.00%, 06/01/2022	13	14	5.50%, 03/15/2039	88	93
6.00%, 11/01/2028	13	14	6.00%, 04/20/2026	4	5
6.00%, 12/01/2031	9	10	6.00%, 05/20/2026	4	4

See accompanying notes.

57

Schedule of Investments
Government & High Quality Bond Account
December 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		(a)		Affiliated Security. Security is either an affiliate (and registered under the
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		Investment Company Act of 1940) or an affiliate as defined by the Investment
Government National Mortgage Association (GNMA) (continued)			Company Act of 1940 (controls 5.0% or more of the outstanding voting
6.00%, 03/20/2028	$3	$3	shares of the security). Please see affiliated sub-schedule for transactional
6.00%, 06/20/2028	14	15	information.
6.00%, 07/20/2028	7	8	(b)	Current yield shown is as of period end.
6.00%, 02/20/2029	8	9	(c)		Certain variable rate securities are not based on a published reference rate
6.00%, 03/20/2029	16	17	and spread but are determined by the issuer or agent and are based on current
6.00%, 07/20/2029	18	19	market conditions. These securities do not indicate a reference rate and
6.00%, 07/20/2033	123	133	spread in their description. Rate shown is the rate in effect as of period end.
6.50%, 12/20/2025	10	10	(d)	Security is an Interest Only Strip.
6.50%, 01/20/2026	6	6	(e)		Security exempt from registration under Rule 144A of the Securities Act of
6.50%, 02/20/2026	7	7	1933. These securities may be resold in transactions exempt from registration,
6.50%, 03/20/2031	11	12	normally to qualified institutional buyers. At the end of the period, the value of
6.50%, 04/20/2031	12	13	these securities totaled $11,942 or 5.37% of net assets.
7.00%, 01/15/2028	1	1
7.00%, 01/15/2028	1	1		Portfolio Summary (unaudited)
7.00%, 01/15/2028	1	1	Sector		Percent
7.00%, 01/15/2028	3	3	Mortgage Securities		88.67%
7.00%, 01/15/2028	4	5	Government		9.96%
7.00%, 03/15/2028	58	60	Asset Backed Securities		1.17%
7.00%, 05/15/2028	7	7	Investment Companies		0.58%
7.00%, 01/15/2029	12	13	Other Assets and Liabilities		(0.38)%
7.00%, 03/15/2029	4	4	TOTAL NET ASSETS		100.00%
7.00%, 05/15/2031	8	10
7.00%, 09/15/2031	30	34
7.00%, 06/15/2032	120	133
7.50%, 02/15/2023	1	1
7.50%, 02/15/2023	1	1
7.50%, 04/15/2023	7	7
7.50%, 09/15/2023	2	2
7.50%, 09/15/2023	1	1
7.50%, 10/15/2023	4	4
7.50%, 11/15/2023	3	3
8.00%, 07/15/2026	1	1
8.00%, 08/15/2026	2	2
8.00%, 01/15/2027	1	1
8.00%, 02/15/2027	1	1
		$16,822
U.S. Treasury - 9.96%
1.13%, 03/31/2020	1,500	1,474
2.00%, 02/15/2025	2,700	2,612
2.13%, 12/31/2022	2,400	2,366
3.13%, 05/15/2021	2,500	2,537
4.25%, 11/15/2040	2,550	3,082
4.50%, 02/15/2036	2,000	2,465
5.25%, 11/15/2028	2,800	3,410
6.25%, 08/15/2023	3,600	4,182
		$22,128
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$155,215
Total Investments		$223,088
Other Assets and Liabilities - (0.38)%		(849)
TOTAL NET ASSETS - 100.00%		$222,239

Affiliated Securities	December 31, 2017		Purchases	Sales	December 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.11%		$2,862	$53,917	$55,501	$1,278
		$2,862	$53,917	$55,501	$1,278

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
		Income	on Investments	Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.11%		$40	$—	$—	$—
		$40	$—	$—	$—
Amounts in thousands

See accompanying notes.

58

Schedule of Investments
Income Account
December 31, 2018

COMMON STOCKS - 2.97%	Shares Held Value (000's)			Principal
Electric - 0.16%			BONDS (continued)	Amount (000’s) Value (000’s)
GenOn Energy - Class A (a),(b)	2,032	$284	Beverages (continued)
Oil & Gas - 0.21%			Anheuser-Busch InBev Worldwide Inc
Riviera Resources Inc/Linn (a)	16,155	255	2.50%, 07/15/2022	$750	$716
Roan Resources Inc (a)	16,155	136			$1,653
		$391	Biotechnology - 2.45%
Transportation - 2.60%			Amgen Inc
Trailer Bridge Inc (a),(b),(c),(d)	25,472	4,735	3.63%, 05/15/2022	500	504
TOTAL COMMON STOCKS		$5,410	3.88%, 11/15/2021	1,000	1,013
INVESTMENT COMPANIES - 0.99%	Shares Held Value (000's)		Celgene Corp
Money Market Funds - 0.99%			3.45%, 11/15/2027	500	455
Principal Government Money Market Fund	1,795,275	1,795	3.90%, 02/20/2028	500	469
2.11%(e),(f)			Gilead Sciences Inc
TOTAL INVESTMENT COMPANIES		$1,795	3.65%, 03/01/2026	1,000	980
	Principal		4.40%, 12/01/2021	1,000	1,032
BONDS - 60.34%	Amount (000's) Value (000's)				$4,453
Apparel - 0.23%			Chemicals - 0.13%
Under Armour Inc			Westlake Chemical Corp
3.25%, 06/15/2026	$500	$419	3.60%, 08/15/2026	250	229
Automobile Floor Plan Asset Backed Securities - 1.51%			Commercial Services - 0.68%
Ally Master Owner Trust			ERAC USA Finance LLC
2.89%, 06/15/2022	1,000	1,002	7.00%, 10/15/2037(g)	1,000	1,243
1.00 x 1 Month USD LIBOR + 0.43%			Computers - 0.93%
Ford Credit Floorplan Master Owner Trust A			Apple Inc
2.86%, 10/15/2023	1,000	997	2.40%, 05/03/2023	1,750	1,692
1.00 x 1 Month USD LIBOR + 0.40%			Credit Card Asset Backed Securities - 0.28%
Navistar Financial Dealer Note Master Owner			Cabela's Credit Card Master Note Trust
Trust II			3.13%, 07/17/2023	500	501
3.14%, 09/25/2023(g)	750	750	1.00 x 1 Month USD LIBOR + 0.67%
1.00 x 1 Month USD LIBOR + 0.63%			Diversified Financial Services - 1.02%
		$2,749	Jefferies Group LLC
Banks - 9.28%			6.25%, 01/15/2036	1,425	1,429
Bank of New York Mellon Corp/The			Jefferies Group LLC / Jefferies Group Capital
2.80%, 05/04/2026	500	471	Finance Inc
Citigroup Inc			4.15%, 01/23/2030	500	429
3.88%, 03/26/2025	1,000	967			$1,858
4.50%, 01/14/2022	1,000	1,022	Electric - 7.79%
Goldman Sachs Group Inc/The			Black Hills Corp
5.38%, 03/15/2020	2,000	2,045	4.35%, 05/01/2033	500	501
ING Bank NV			Entergy Louisiana LLC
5.00%, 06/09/2021(g)	1,000	1,036	3.25%, 04/01/2028	500	481
JPMorgan Chase & Co			4.20%, 09/01/2048	500	493
3.63%, 05/13/2024	1,000	993	Entergy Texas Inc
5.99%, 04/29/2049(h)	717	707	2.55%, 06/01/2021	500	492
3 Month USD LIBOR + 3.47%			GenOn Energy Inc - Escrow
Morgan Stanley			0.00%, 10/15/2020(a),(b),(d)	750	—
5.50%, 07/28/2021	1,000	1,048	GenOn Energy Inc / NRG Americas Inc
6.25%, 08/09/2026	850	941	9.39%, 12/01/2023	163	159
PNC Financial Services Group Inc/The			3 Month USD LIBOR + 6.50%
6.75%, 07/29/2049(h),(i)	2,000	2,032	LG&E & KU Energy LLC
3 Month USD LIBOR + 3.68%			4.38%, 10/01/2021	1,000	1,016
SunTrust Bank/Atlanta GA			Metropolitan Edison Co
2.75%, 05/01/2023	1,000	966	3.50%, 03/15/2023(g)	1,000	995
SunTrust Banks Inc			Oncor Electric Delivery Co LLC
2.70%, 01/27/2022	500	488	5.75%, 03/15/2029(g)	2,000	2,334
US Bancorp			PacifiCorp
3.15%, 04/27/2027	2,000	1,916	5.25%, 06/15/2035	850	948
3.60%, 09/11/2024	250	249	6.25%, 10/15/2037	500	624
Wells Fargo & Co			Solar Star Funding LLC
6.56%, 12/31/2049(h)	2,000	1,987	5.38%, 06/30/2035(g)	1,424	1,524
3 Month USD LIBOR + 3.77%			Southwestern Electric Power Co
		$16,868	3.55%, 02/15/2022	1,000	1,002
Beverages - 0.91%			3.85%, 02/01/2048	1,000	888
Anheuser-Busch Cos LLC / Anheuser-Busch			TransAlta Corp
InBev Worldwide Inc			4.50%, 11/15/2022	1,750	1,702
3.65%, 02/01/2026(g)	500	473	Tucson Electric Power Co
4.70%, 02/01/2036(g)	500	464	3.85%, 03/15/2023	1,000	997
					$14,156

See accompanying notes.			59

Schedule of Investments
Income Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Electronics - 0.39%			Oil & Gas (continued)
Corning Inc			XTO Energy Inc
4.75%, 03/15/2042	$750	$714	6.75%, 08/01/2037	$1,000	$1,324
Environmental Control - 0.82%					$7,770
Advanced Disposal Services Inc			Oil & Gas Services - 2.54%
5.63%, 11/15/2024(g)	500	489	Archrock Partners LP / Archrock Partners Finance
Republic Services Inc			Corp
3.55%, 06/01/2022	1,000	1,004	6.00%, 04/01/2021	2,000	1,920
		$1,493	Schlumberger Holdings Corp
Food - 0.27%			3.63%, 12/21/2022(g)	500	498
Kraft Heinz Foods Co			4.00%, 12/21/2025(g)	500	494
3.95%, 07/15/2025	500	484	Weatherford International Ltd
Healthcare - Services - 1.79%			4.50%, 04/15/2022	250	146
Encompass Health Corp			5.13%, 09/15/2020	2,000	1,560
5.75%, 11/01/2024	500	495			$4,618
HCA Inc			Other Asset Backed Securities - 1.87%
7.50%, 11/06/2033	250	263	Drug Royalty II LP 2
Roche Holdings Inc			3.48%, 07/15/2023(g)	377	376
3.14%, 09/30/2019(g)	500	500	Drug Royalty III LP 1
3 Month USD LIBOR + 0.34%			4.94%, 04/15/2027(g)	506	510
Surgery Center Holdings Inc			1.00 x 3 Month USD LIBOR + 2.50%
8.88%, 04/15/2021(g)	2,000	1,995	PFS Financing Corp
		$3,253	3.04%, 03/15/2021(g)	500	500
Housewares - 0.27%			1.00 x 1 Month USD LIBOR + 0.58%
Newell Brands Inc			Trafigura Securitisation Finance PLC 2017-1
4.20%, 04/01/2026	500	489	3.31%, 12/15/2020(g)	1,000	1,005
Insurance - 2.21%			1.00 x 1 Month USD LIBOR + 0.85%
Fidelity National Financial Inc			Verizon Owner Trust 2017-3
4.50%, 08/15/2028(g)	1,000	988	2.74%, 04/20/2022(g)	1,000	1,000
First American Financial Corp			1.00 x 1 Month USD LIBOR + 0.27%
4.30%, 02/01/2023	2,000	2,008			$3,391
Prudential Financial Inc			Packaging & Containers - 0.55%
7.38%, 06/15/2019	1,000	1,018	Sealed Air Corp
		$4,014	6.88%, 07/15/2033(g)	1,000	998
Internet - 0.40%			Pharmaceuticals - 0.53%
Amazon.com Inc			AbbVie Inc
4.05%, 08/22/2047	750	733	2.90%, 11/06/2022	1,000	973
Iron & Steel - 0.82%			Pipelines - 4.32%
Allegheny Technologies Inc			ANR Pipeline Co
5.95%, 01/15/2021	1,000	980	9.63%, 11/01/2021	1,000	1,159
7.88%, 08/15/2023	500	510	Buckeye Partners LP
		$1,490	3.95%, 12/01/2026	500	439
Media - 3.12%			4.35%, 10/15/2024	500	485
21st Century Fox America Inc			Columbia Pipeline Group Inc
6.40%, 12/15/2035	1,000	1,248	4.50%, 06/01/2025	1,000	1,007
Comcast Corp			El Paso Natural Gas Co LLC
6.45%, 03/15/2037	2,000	2,385	7.50%, 11/15/2026	2,100	2,438
Time Warner Cable LLC			Plains All American Pipeline LP / PAA Finance
6.55%, 05/01/2037	1,500	1,539	Corp
6.75%, 06/15/2039	500	508	4.50%, 12/15/2026	500	482
		$5,680	Southeast Supply Header LLC
			4.25%, 06/15/2024(g)	750	756
Oil & Gas - 4.27%			Southern Natural Gas Co LLC
BP Capital Markets America Inc			8.00%, 03/01/2032	850	1,081
3.94%, 09/21/2028	1,000	1,003			$7,847
Nabors Industries Inc
5.00%, 09/15/2020	1,000	962	REITs - 7.95%
5.50%, 01/15/2023	250	198	Alexandria Real Estate Equities Inc
Petro-Canada			4.30%, 01/15/2026	1,000	1,000
9.25%, 10/15/2021	1,075	1,231	4.60%, 04/01/2022	1,250	1,287
Phillips 66			CBL & Associates LP
4.30%, 04/01/2022	1,000	1,027	5.95%, 12/15/2026	500	382
Rowan Cos Inc			CubeSmart LP
4.88%, 06/01/2022	750	619	4.80%, 07/15/2022	2,000	2,068
W&T Offshore Inc			Healthcare Realty Trust Inc
9.75%, 11/01/2023(g)	250	219	3.63%, 01/15/2028	1,000	939
Whiting Petroleum Corp
5.75%, 03/15/2021	1,250	1,187

See accompanying notes.

60

Schedule of Investments
Income Account
December 31, 2018

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
REITs (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Hospitality Properties Trust			4.00%, 02/01/2045	$366	$374
4.65%, 03/15/2024	$750	$748	4.00%, 02/01/2046	686	701
4.95%, 02/15/2027	1,000	980	4.00%, 06/01/2046	742	759
5.00%, 08/15/2022	750	766	4.50%, 07/01/2039	744	779
Omega Healthcare Investors Inc			4.50%, 10/01/2041	415	434
5.25%, 01/15/2026	500	509	5.00%, 08/01/2019	10	10
Physicians Realty LP			9.00%, 01/01/2025	2	3
4.30%, 03/15/2027	1,000	971			$10,218
Ventas Realty LP / Ventas Capital Corp			Federal National Mortgage Association (FNMA) - 13.73%
3.25%, 08/15/2022	1,750	1,729	3.00%, 03/01/2042	1,032	1,015
Welltower Inc			3.00%, 03/01/2042	944	928
6.13%, 04/15/2020	1,000	1,031	3.00%, 05/01/2042	529	520
Weyerhaeuser Co			3.00%, 06/01/2042	474	466
4.70%, 03/15/2021	2,000	2,050	3.00%, 06/01/2042	961	946
		$14,460	3.50%, 12/01/2040	752	758
Savings & Loans - 0.30%			3.50%, 12/01/2041	249	251
First Niagara Financial Group Inc			3.50%, 03/01/2042	421	425
7.25%, 12/15/2021	500	547	3.50%, 04/01/2042	817	823
Software - 0.80%			3.50%, 02/01/2043	537	541
Oracle Corp			3.50%, 03/01/2045	655	658
2.50%, 05/15/2022	500	489	3.50%, 06/01/2045	1,227	1,231
2.95%, 05/15/2025	1,000	957	3.50%, 11/01/2045	846	849
		$1,446	3.50%, 05/01/2046	756	758
Telecommunications - 1.91%			4.00%, 09/01/2040	1,018	1,047
Qwest Corp			4.00%, 10/01/2041	535	551
6.75%, 12/01/2021	2,000	2,045	4.00%, 10/01/2041	368	378
Sprint Corp			4.00%, 11/01/2041	591	607
7.88%, 09/15/2023	250	256	4.00%, 04/01/2042	330	339
Sprint Spectrum Co LLC / Sprint Spectrum Co II			4.00%, 11/01/2043	453	465
LLC / Sprint Spectrum Co III LLC			4.00%, 11/01/2043	1,238	1,274
3.36%, 03/20/2023(g)	172	170	4.00%, 02/01/2044	1,453	1,494
5.15%, 03/20/2028(g)	500	491	4.00%, 09/01/2044	434	443
T-Mobile USA Inc			4.00%, 09/01/2045	1,391	1,420
6.38%, 03/01/2025	500	505	4.00%, 08/01/2046	1,075	1,102
		$3,467	4.00%, 01/01/2047	790	807
Transportation - 0.00%			4.50%, 08/01/2040	631	661
Trailer Bridge Inc			4.50%, 12/01/2040	394	413
0.00%, 11/15/2019(a),(b),(d)	2,000	—	4.50%, 08/01/2041	412	431
TOTAL BONDS		$109,688	4.50%, 05/01/2044	557	580
	Principal		4.50%, 06/01/2046	587	608
CONVERTIBLE BONDS - 0.65%	Amount (000's) Value (000's)		4.50%, 05/01/2047	1,657	1,717
			4.50%, 05/01/2047	385	399
Insurance - 0.65%			6.50%, 04/01/2032	38	42
AmTrust Financial Services Inc					$24,947
2.75%, 12/15/2044	1,250	1,175
TOTAL CONVERTIBLE BONDS		$1,175	Government National Mortgage Association (GNMA) - 0.00%
SENIOR FLOATING RATE INTERESTS	Principal		9.00%, 02/15/2025	2	2
- 0.66%	Amount (000's) Value (000's)		U.S. Treasury - 14.57%
Pipelines - 0.27%			1.63%, 11/15/2022	1,000	968
BCP Renaissance Parent LLC			1.75%, 05/15/2022	2,000	1,953
6.03%, 10/31/2024(j)	$498	$483	2.00%, 11/15/2021	1,000	987
US LIBOR + 3.50%			2.00%, 11/15/2026	1,000	955
			2.25%, 08/15/2027	1,000	968
Software - 0.39%			2.50%, 05/15/2024	1,000	998
Ivanti Software Inc			2.63%, 11/15/2020	2,000	2,004
11.35%, 01/20/2025(j)	750	713	2.75%, 02/15/2024	1,000	1,011
US LIBOR + 9.00%			2.75%, 11/15/2047	1,000	946
TOTAL SENIOR FLOATING RATE INTERESTS		$1,196	2.88%, 05/15/2043	1,000	976
U.S. GOVERNMENT & GOVERNMENT	Principal		2.88%, 08/15/2045	1,000	974
AGENCY OBLIGATIONS - 33.92%	Amount (000's) Value (000's)		2.88%, 11/15/2046	1,000	972
Federal Home Loan Mortgage Corporation (FHLMC) - 5.62%			3.00%, 11/15/2044	1,000	998
3.00%, 10/01/2042	$564	$555	3.13%, 05/15/2021	1,000	1,015
3.00%, 11/01/2042	566	557	3.13%, 08/15/2044	1,000	1,021
3.00%, 12/01/2046	1,379	1,346	3.38%, 05/15/2044	1,000	1,065
3.50%, 10/01/2041	555	559	3.38%, 11/15/2048	1,000	1,069
3.50%, 04/01/2042	679	684	3.50%, 02/15/2039	1,000	1,094
3.50%, 04/01/2042	1,380	1,390	3.63%, 02/15/2020	2,000	2,022
3.50%, 04/01/2045	640	642	3.63%, 02/15/2044	1,000	1,108
3.50%, 03/01/2048	1,421	1,425	3.75%, 08/15/2041	1,000	1,128

See accompanying notes.

61

Schedule of Investments Income Account December 31, 2018

U.S. GOVERNMENT & GOVERNMENT	Principal		(g)	Security exempt from registration under Rule 144A of the Securities Act of
AGENCY OBLIGATIONS (continued)	Amount (000’s)	Value (000’s)	1933. These securities may be resold in transactions exempt from registration,
U.S. Treasury (continued)			normally to qualified institutional buyers. At the end of the period, the value of
3.75%, 11/15/2043	$2,000	$2,259	these securities totaled $19,808 or 10.90% of net assets.
		$26,491	(h)	Perpetual security. Perpetual securities pay an indefinite stream of interest,
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			but they may be called by the issuer at an earlier date. Date shown, if any,
OBLIGATIONS		$61,658	reflects the next call date or final legal maturity date. Rate shown is as of
Total Investments		$180,922	period end.
Other Assets and Liabilities - 0.47%		849	(i)	Rate shown is as of period end. The rate may be a variable or floating rate or
TOTAL NET ASSETS - 100.00%		$181,771	a fixed rate which may convert to a variable or floating rate in the future.
			(j)	Rate information disclosed is based on an average weighted rate of the
			underlying tranches as of period end.
(a) Non-income producing security
(b) The value of these investments was determined using significant unobservable
inputs.			Portfolio Summary (unaudited)
(c) Restricted Security. Please see Restricted Security Sub-Schedule for more			Sector	Percent
information.			Financial	21.41%
(d) Fair value of these investments is determined in good faith by the Manager			Mortgage Securities	19.35%
under procedures established and periodically reviewed by the Board of			Government	14.57%
Directors. Certain inputs used in the valuation may be unobservable; however,			Energy	11.61%
each security is evaluated individually for purposes of ASC 820 which results			Utilities	7.95%
in not all securities being identified as Level 3 of the fair value hierarchy. At			Consumer, Non-cyclical	6.63%
the end of the period, the fair value of these securities totaled $4,735 or 2.60%			Communications	5.43%
of net assets.			Industrial	4.36%
(e) Affiliated Security. Security is either an affiliate (and registered under the			Asset Backed Securities	3.66%
Investment Company Act of 1940) or an affiliate as defined by the Investment			Technology	2.12%
Company Act of 1940 (controls 5.0% or more of the outstanding voting			Investment Companies	0.99%
shares of the security). Please see affiliated sub-schedule for transactional			Basic Materials	0.95%
information.			Consumer, Cyclical	0.50%
(f) Current yield shown is as of period end.			Other Assets and Liabilities	0.47%
			TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	December 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.11%	$8,980		$51,346	$58,531		$1,795
	$8,980		$51,346	$58,531		$1,795

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.11%	$76	$—		$—		$—
	$76	$—		$—		$—

Amounts in thousands

Restricted Securities

Security Name	Acquisition Date	Cost	Value	Percent of Net Assets
Trailer Bridge Inc	05/07/2012-12/22/2016	$2,764	$4,735	2.60%
Total			$4,735	2.60%
Amounts in thousands.

See accompanying notes.

62

Schedule of Investments
LargeCap Growth Account
December 31, 2018

COMMON STOCKS - 97.40%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Apparel - 2.07%			Retail (continued)
NIKE Inc	28,000	$2,076	Ulta Beauty Inc (a)	6,000	$1,469
Banks - 1.69%					$7,878
SVB Financial Group (a)	8,915	1,693	Semiconductors - 4.76%
Beverages - 2.28%			Intel Corp	30,600	1,436
Coca-Cola Co/The	48,300	2,287	QUALCOMM Inc	26,700	1,519
Biotechnology - 2.08%			Xilinx Inc	21,400	1,823
Vertex Pharmaceuticals Inc (a)	12,604	2,089			$4,778
Chemicals - 1.91%			Software - 7.60%
CF Industries Holdings Inc	43,900	1,910	Microsoft Corp	53,330	5,417
Commercial Services - 3.23%			ServiceNow Inc (a)	12,393	2,206
FleetCor Technologies Inc (a)	8,433	1,566			$7,623
Worldpay Inc (a)	21,900	1,674	Telecommunications - 2.46%
		$3,240	Cisco Systems Inc	56,850	2,463
Computers - 3.75%			Transportation - 1.59%
Apple Inc	23,850	3,762	CSX Corp	25,700	1,597
Cosmetics & Personal Care - 3.27%			TOTAL COMMON STOCKS		$97,684
Estee Lauder Cos Inc/The	15,161	1,973	INVESTMENT COMPANIES - 2.32%	Shares Held Value (000's)
Procter & Gamble Co/The	14,200	1,305	Money Market Funds - 2.32%
		$3,278	Principal Government Money Market Fund	2,326,191	2,326
Diversified Financial Services - 8.19%			2.11%(b),(c)
			TOTAL INVESTMENT COMPANIES		$2,326
Capital One Financial Corp	19,050	1,440	Total Investments		$100,010
Mastercard Inc	15,548	2,933	Other Assets and Liabilities - 0.28%		280
Visa Inc	29,108	3,841	TOTAL NET ASSETS - 100.00%		$100,290
		$8,214
Engineering & Construction - 1.11%
Jacobs Engineering Group Inc	19,100	1,116	(a) Non-income producing security
Entertainment - 0.65%			(b)	Affiliated Security. Security is either an affiliate (and registered under the
Live Nation Entertainment Inc (a)	13,300	655	Investment Company Act of 1940) or an affiliate as defined by the Investment
Healthcare - Products - 10.60%			Company Act of 1940 (controls 5.0% or more of the outstanding voting
Abbott Laboratories	18,600	1,345	shares of the security). Please see affiliated sub-schedule for transactional
ABIOMED Inc (a)	4,400	1,430	information.
Boston Scientific Corp (a)	62,000	2,191	(c) Current yield shown is as of period end.
Intuitive Surgical Inc (a)	6,647	3,184
Thermo Fisher Scientific Inc	11,103	2,485	Portfolio Summary (unaudited)
		$10,635	Sector		Percent
Healthcare - Services - 1.04%			Consumer, Non-cyclical		27.23%
WellCare Health Plans Inc (a)	4,400	1,039	Communications		19.89%
Internet - 17.43%			Technology		18.57%
Alphabet Inc - A Shares (a)	4,984	5,208	Consumer, Cyclical		10.58%
Amazon.com Inc (a)	2,949	4,429	Financial		9.88%
GrubHub Inc (a)	20,800	1,598	Industrial		7.45%
Netflix Inc (a)	7,932	2,123	Investment Companies		2.32%
RingCentral Inc (a)	25,800	2,127	Basic Materials		1.91%
Twitter Inc (a)	69,400	1,995	Energy		1.89%
		$17,480	Other Assets and Liabilities		0.28%
Machinery - Construction & Mining - 2.55%			TOTAL NET ASSETS		100.00%
Caterpillar Inc	20,147	2,560
Machinery - Diversified - 2.20%
Deere & Co	14,796	2,207
Office & Business Equipment - 2.46%
Zebra Technologies Corp (a)	15,500	2,468
Oil & Gas - 1.89%
Diamondback Energy Inc	10,987	1,018
Pioneer Natural Resources Co	6,650	875
		$1,893
Pharmaceuticals - 4.73%
DexCom Inc (a)	13,900	1,665
Eli Lilly & Co	16,600	1,921
Sarepta Therapeutics Inc (a)	10,600	1,157
		$4,743
Retail - 7.86%
Chipotle Mexican Grill Inc (a)	3,400	1,468
Five Below Inc (a)	14,700	1,504
Lululemon Athletica Inc (a)	9,950	1,210
Target Corp	25,900	1,712
Tiffany & Co	6,400	515

See accompanying notes.

63

Schedule of Investments
LargeCap Growth Account
December 31, 2018

Affiliated Securities	December 31, 2017	Purchases		Sales	December 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.11%	$1,377		$52,230	$51,281		$2,326
	$1,377		$52,230	$51,281		$2,326

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.11%	$32	$—		$—		$—
	$32	$—		$—		$—
Amounts in thousands

See accompanying notes.

64

Schedule of Investments MidCap Account December 31, 2018

COMMON STOCKS - 99.52%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 4.60%			Machinery - Diversified - 1.72%
HEICO Corp - Class A	12,485	$786	Cognex Corp	4,776	$185
TransDigm Group Inc (a)	63,991	21,761	Roper Technologies Inc	30,870	8,227
		$22,547			$8,412
Banks - 2.60%			Media - 4.75%
First Republic Bank/CA	111,460	9,686	Liberty Broadband Corp - A Shares (a)	24,858	1,785
M&T Bank Corp	21,432	3,067	Liberty Broadband Corp - C Shares (a)	49,146	3,540
		$12,753	Liberty Global PLC - A Shares (a)	17,556	375
Beverages - 0.52%			Liberty Global PLC - C Shares (a)	226,412	4,673
Brown-Forman Corp - B Shares	53,580	2,549	Liberty Media Corp-Liberty Braves - A Shares (a)	6,136	153
Building Materials - 3.69%			Liberty Media Corp-Liberty Braves - C Shares (a)	22,134	551
Martin Marietta Materials Inc	46,618	8,012	Liberty Media Corp-Liberty Formula One - A	20,688	615
Summit Materials Inc (a)	115,953	1,438	Shares (a)
Vulcan Materials Co	87,365	8,632	Liberty Media Corp-Liberty Formula One - C	182,853	5,614
		$18,082	Shares (a)
Chemicals - 1.24%			Liberty Media Corp-Liberty SiriusXM - A Shares	39,220	1,443
			(a)
Air Products & Chemicals Inc	38,065	6,091	Liberty Media Corp-Liberty SiriusXM - C Shares	122,236	4,520
Commercial Services - 11.63%			(a)
AMERCO	11,238	3,687			$23,269
Gartner Inc (a)	118,870	15,197
IHS Markit Ltd (a)	195,372	9,372	Miscellaneous Manufacturers - 0.88%
Moody's Corp	33,872	4,744	Colfax Corp (a)	207,274	4,332
S&P Global Inc	27,451	4,665	Pharmaceuticals - 0.04%
TransUnion	158,069	8,978	Elanco Animal Health Inc (a)	6,823	215
Verisk Analytics Inc (a)	95,076	10,367	Private Equity - 7.43%
		$57,010	Brookfield Asset Management Inc	541,865	20,780
Distribution & Wholesale - 3.65%			Kennedy-Wilson Holdings Inc	226,229	4,111
Copart Inc (a)	201,296	9,618	KKR & Co Inc	290,780	5,708
Fastenal Co	56,288	2,943	Onex Corp	107,062	5,832
HD Supply Holdings Inc (a)	63,426	2,380			$36,431
KAR Auction Services Inc	61,542	2,937	Real Estate - 3.50%
		$17,878	Brookfield Business Partners LP	17,461	531
Electric - 1.97%			Brookfield Property Partners LP	98,617	1,590
Brookfield Infrastructure Partners LP	222,049	7,667	CBRE Group Inc (a)	245,059	9,812
Brookfield Renewable Partners LP	76,562	1,983	Howard Hughes Corp/The (a)	53,407	5,213
		$9,650			$17,146
Electronics - 1.41%			REITs - 5.22%
Mettler-Toledo International Inc (a)	12,226	6,915	Equinix Inc	13,128	4,628
Entertainment - 2.39%			SBA Communications Corp (a)	129,452	20,957
Live Nation Entertainment Inc (a)	116,140	5,720			$25,585
Vail Resorts Inc	28,350	5,977	Retail - 10.94%
		$11,697	CarMax Inc (a)	234,145	14,688
Healthcare - Products - 0.63%			Dollar General Corp	54,138	5,851
IDEXX Laboratories Inc (a)	16,525	3,074	O'Reilly Automotive Inc (a)	54,240	18,677
			Restaurant Brands International Inc	263,599	13,786
Home Builders - 1.35%			Ross Stores Inc	7,108	591
Lennar Corp - A Shares	101,516	3,975			$53,593
Lennar Corp - B Shares	1,475	46
NVR Inc (a)	1,060	2,583	Semiconductors - 1.46%
		$6,604	Microchip Technology Inc	99,441	7,152
Insurance - 10.79%			Software - 8.02%
Aon PLC	33,747	4,905	ANSYS Inc (a)	55,411	7,920
Arch Capital Group Ltd (a)	283,059	7,563	Autodesk Inc (a)	54,691	7,034
Brown & Brown Inc	250,786	6,912	Black Knight Inc (a)	230,240	10,375
Fidelity National Financial Inc	327,407	10,294	CDK Global Inc	59,832	2,865
Markel Corp (a)	16,945	17,590	Guidewire Software Inc (a)	50,284	4,034
Progressive Corp/The	92,101	5,556	MSCI Inc	23,814	3,511
Trisura Group Ltd (a)	4,276	82	RealPage Inc (a)	73,746	3,554
		$52,902			$39,293
Internet - 4.12%			Telecommunications - 1.57%
Liberty Expedia Holdings Inc (a)	37,692	1,474	EchoStar Corp (a)	22,033	809
Shopify Inc (a)	9,464	1,310	GCI Liberty Inc (a)	87,253	3,591
VeriSign Inc (a)	78,835	11,691	Motorola Solutions Inc	28,509	3,280
Wix.com Ltd (a)	63,002	5,692			$7,680
		$20,167	Textiles - 0.46%
Lodging - 2.94%			Mohawk Industries Inc (a)	19,338	2,262
Hilton Worldwide Holdings Inc	139,161	9,992	TOTAL COMMON STOCKS		$487,713
Hyatt Hotels Corp	65,564	4,432
		$14,424

See accompanying notes.

65

Schedule of Investments MidCap Account December 31, 2018

INVESTMENT COMPANIES - 1.01%	Shares Held Value (000's)
Money Market Funds - 1.01%
Principal Government Money Market Fund	4,942,351	$4,942
2.11%(b),(c)
TOTAL INVESTMENT COMPANIES		$4,942
Total Investments		$492,655
Other Assets and Liabilities - (0.53)%		(2,580)
TOTAL NET ASSETS - 100.00%		$490,075

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	29.54%
Consumer, Cyclical	21.73%
Consumer, Non-cyclical	12.82%
Industrial	12.30%
Communications	10.44%
Technology	9.48%
Utilities	1.97%
Basic Materials	1.24%
Investment Companies	1.01%
Other Assets and Liabilities	(0.53)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	December 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.11%	$1,423		$54,777	$51,258		$4,942
	$1,423		$54,777	$51,258		$4,942

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.11%	$31	$—		$—		$—
	$31	$—		$—		$—
Amounts in thousands

See accompanying notes.

66

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2018

COMMON STOCKS - 97.12%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 2.55%			Healthcare - Products - 6.06%
Boeing Co/The	2,723	$878	Abbott Laboratories	18,748	$1,356
Northrop Grumman Corp	7,000	1,714	Becton Dickinson and Co	6,890	1,552
Teledyne Technologies Inc (a)	4,387	909	Edwards Lifesciences Corp (a)	10,568	1,619
		$3,501	Medtronic PLC	18,493	1,682
Airlines - 1.49%			Thermo Fisher Scientific Inc	7,955	1,780
Alaska Air Group Inc	14,875	905	Varian Medical Systems Inc (a)	2,903	329
Delta Air Lines Inc	22,905	1,143			$8,318
		$2,048	Healthcare - Services - 1.98%
Apparel - 1.54%			UnitedHealth Group Inc	7,025	1,750
Deckers Outdoor Corp (a)	10,015	1,281	Universal Health Services Inc	8,363	975
NIKE Inc	11,312	839			$2,725
		$2,120	Home Builders - 0.69%
Automobile Manufacturers - 0.52%			Thor Industries Inc	18,135	943
PACCAR Inc	12,474	713	Insurance - 1.96%
Automobile Parts & Equipment - 0.45%			Chubb Ltd	9,914	1,280
Autoliv Inc	8,864	622	Fidelity National Financial Inc	44,776	1,408
Banks - 6.77%					$2,688
East West Bancorp Inc	21,086	918	Internet - 7.66%
Goldman Sachs Group Inc/The	1,760	294	Alibaba Group Holding Ltd ADR(a)	7,367	1,010
JPMorgan Chase & Co	50,598	4,939	Alphabet Inc - A Shares (a)	3,049	3,186
PNC Financial Services Group Inc/The	16,197	1,894	Alphabet Inc - C Shares (a)	1,237	1,281
US Bancorp	27,447	1,254	Amazon.com Inc (a)	1,701	2,555
		$9,299	Booking Holdings Inc (a)	469	808
Beverages - 2.48%			Facebook Inc (a)	8,055	1,056
Keurig Dr Pepper Inc	45,761	1,173	Palo Alto Networks Inc (a)	3,327	626
PepsiCo Inc	20,188	2,231			$10,522
		$3,404	Machinery - Diversified - 0.93%
Biotechnology - 1.57%			Deere & Co	8,524	1,272
Biogen Inc (a)	5,023	1,512	Media - 3.03%
Gilead Sciences Inc	10,189	637	Comcast Corp - Class A	39,873	1,358
		$2,149	Nexstar Media Group Inc	11,789	927
Chemicals - 2.61%			Walt Disney Co/The	17,155	1,881
Albemarle Corp	7,341	566			$4,166
DowDuPont Inc	12,362	661	Miscellaneous Manufacturers - 0.68%
FMC Corp	17,859	1,321	3M Co	4,889	931
HB Fuller Co	24,411	1,041	Oil & Gas - 5.01%
		$3,589	Chevron Corp	20,227	2,200
Commercial Services - 1.63%			Cimarex Energy Co	7,639	471
Aaron's Inc	31,665	1,332	Royal Dutch Shell PLC - B shares ADR	47,866	2,869
PayPal Holdings Inc (a)	10,767	905	Valero Energy Corp	17,856	1,339
		$2,237			$6,879
Computers - 3.65%			Pharmaceuticals - 5.35%
Apple Inc	31,728	5,005	Bristol-Myers Squibb Co	21,933	1,140
Consumer Products - 1.42%			Johnson & Johnson	15,736	2,031
Church & Dwight Co Inc	29,558	1,944	Merck & Co Inc	26,388	2,016
Distribution & Wholesale - 1.00%			Pfizer Inc	49,299	2,152
KAR Auction Services Inc	28,825	1,376			$7,339
Diversified Financial Services - 4.24%			REITs - 3.82%
Ameriprise Financial Inc	11,527	1,203	Alexandria Real Estate Equities Inc	22,172	2,555
Charles Schwab Corp/The	19,164	796	American Tower Corp	6,864	1,086
Discover Financial Services	39,426	2,325	Simon Property Group Inc	9,567	1,607
Visa Inc	11,365	1,500			$5,248
		$5,824	Retail - 3.22%
Electric - 3.28%			Chipotle Mexican Grill Inc (a)	1,135	490
NextEra Energy Inc	14,767	2,567	Costco Wholesale Corp	5,409	1,102
Xcel Energy Inc	39,288	1,935	Home Depot Inc/The	6,880	1,182
		$4,502	Lululemon Athletica Inc (a)	9,478	1,153
			Starbucks Corp	7,624	491
Environmental Control - 0.77%					$4,418
Waste Connections Inc	14,271	1,060	Semiconductors - 3.17%
Food - 1.22%			Broadcom Inc	4,763	1,211
McCormick & Co Inc/MD	7,534	1,049	Lam Research Corp	8,861	1,207
Tyson Foods Inc	11,715	626	Microchip Technology Inc	21,556	1,550
		$1,675	NVIDIA Corp	2,904	388
Hand & Machine Tools - 0.49%					$4,356
Snap-on Inc	4,656	676

See accompanying notes.

67

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		(a)	Non-income producing security
Software - 9.16%			(b)	Affiliated Security. Security is either an affiliate (and registered under the
Adobe Inc (a)	6,249	$1,414	Investment Company Act of 1940) or an affiliate as defined by the Investment
Black Knight Inc (a)	16,511	744	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Fair Isaac Corp (a)	4,173	780	shares of the security). Please see affiliated sub-schedule for transactional
Fidelity National Information Services Inc	10,127	1,039	information.
Microsoft Corp	59,874	6,081	(c)	Current yield shown is as of period end.
Omnicell Inc (a)	11,050	677
Red Hat Inc (a)	6,516	1,144		Portfolio Summary (unaudited)
ServiceNow Inc (a)	3,960	705	Sector			Percent
		$12,584	Consumer, Non-cyclical			21.71%
Telecommunications - 4.70%			Financial			16.79%
Arista Networks Inc (a)	4,013	845	Technology			15.98%
AT&T Inc	23,249	663	Communications			15.39%
Cisco Systems Inc	53,516	2,319	Consumer, Cyclical			9.92%
T-Mobile US Inc (a)	17,842	1,135	Industrial			6.43%
Verizon Communications Inc	26,425	1,486	Energy			5.01%
		$6,448	Utilities			3.28%
Toys, Games & Hobbies - 1.01%			Basic Materials			2.61%
Hasbro Inc	17,035	1,384	Investment Companies			2.18%
Transportation - 1.01%			Other Assets and Liabilities			0.70%
Expeditors International of Washington Inc	10,363	706	TOTAL NET ASSETS		100.00%
Union Pacific Corp	4,970	687
		$1,393
TOTAL COMMON STOCKS		$133,358
INVESTMENT COMPANIES - 2.18%	Shares Held Value (000's)
Money Market Funds - 2.18%
Principal Government Money Market Fund	2,989,429	2,989
2.11%(b),(c)
TOTAL INVESTMENT COMPANIES		$2,989
Total Investments		$136,347
Other Assets and Liabilities - 0.70%		957
TOTAL NET ASSETS - 100.00%		$137,304

Affiliated Securities	December 31, 2017		Purchases	Sales	December 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.11%		$3,795	$34,181	$34,987		$2,989
		$3,795	$34,181	$34,987		$2,989

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.11%	$44		$—	$—		$—
	$44		$—	$—		$—
Amounts in thousands

See accompanying notes.

68

Schedule of Investments
Real Estate Securities Account
December 31, 2018

COMMON STOCKS - 98.97%	Shares Held Value (000's)		(a)		Non-income producing security
Lodging - 4.34%			(b)		Restricted Security. Please see Restricted Security Sub-Schedule for more
Extended Stay America Inc	97,853	$1,517			information.
Hilton Grand Vacations Inc (a)	49,331	1,302	(c)		Affiliated Security. Security is either an affiliate (and registered under the
Hilton Worldwide Holdings Inc	43,489	3,122			Investment Company Act of 1940) or an affiliate as defined by the Investment
		$5,941			Company Act of 1940 (controls 5.0% or more of the outstanding voting
REITs - 92.79%					shares of the security). Please see affiliated sub-schedule for transactional
Alexandria Real Estate Equities Inc	49,808	5,740			information.
American Homes 4 Rent	118,685	2,356	(d)		Current yield shown is as of period end.
American Tower Corp	10,444	1,652
Apartment Investment & Management Co	99,524	4,367			Portfolio Summary (unaudited)
AvalonBay Communities Inc	48,440	8,431	Sector					Percent
Boston Properties Inc	21,447	2,414	Financial					92.79%
Corporate Office Properties Trust	42,050	884	Consumer, Cyclical					4.34%
Crown Castle International Corp	12,641	1,373	Technology					1.84%
CubeSmart	72,134	2,070	Investment Companies					0.67%
Duke Realty Corp	78,766	2,040	Other Assets and Liabilities					0.36%
EPR Properties	44,767	2,866	TOTAL NET ASSETS				100.00%
Equinix Inc	25,429	8,965
Equity LifeStyle Properties Inc	22,430	2,179
Equity Residential	22,367	1,476
Essex Property Trust Inc	25,884	6,347
Extra Space Storage Inc	49,800	4,506
First Industrial Realty Trust Inc	38,082	1,099
HCP Inc	48,460	1,353
Healthcare Trust of America Inc	151,556	3,836
Hudson Pacific Properties Inc	55,232	1,605
Invitation Homes Inc	278,458	5,591
Kilroy Realty Corp	45,841	2,882
Liberty Property Trust	38,220	1,601
Physicians Realty Trust	74,241	1,190
Prologis Inc	162,437	9,538
Public Storage	12,572	2,545
Regency Centers Corp	76,731	4,503
Saul Centers Inc	13,644	644
Simon Property Group Inc	47,040	7,902
Spirit Realty Capital Inc	66,626	2,349
STORE Capital Corp	139,725	3,956
Sun Communities Inc	36,920	3,755
Sunstone Hotel Investors Inc	178,533	2,323
Tanger Factory Outlet Centers Inc	44,717	904
Taubman Centers Inc	26,700	1,215
Terreno Realty Corp	30,410	1,070
VICI Properties Inc (b)	39,472	741
Vornado Realty Trust	19,903	1,235
Welltower Inc	97,135	6,742
Weyerhaeuser Co	37,010	809
		$127,054
Software - 1.84%
InterXion Holding NV (a)	46,595	2,524
TOTAL COMMON STOCKS		$135,519
INVESTMENT COMPANIES - 0.67%	Shares Held Value (000's)
Money Market Funds - 0.67%
Principal Government Money Market Fund	911,476	911
2.11%(c),(d)
TOTAL INVESTMENT COMPANIES		$911
Total Investments		$136,430
Other Assets and Liabilities - 0.36%		492
TOTAL NET ASSETS - 100.00%		$136,922

Affiliated Securities	December 31, 2017				Purchases	Sales	December 31, 2018
	Value				Cost	Proceeds	Value
Principal Government Money Market Fund 2.11%	$190				$17,813	$17,092		$911
	$190				$17,813	$17,092		$911

		Realized Gain/Loss				Realized Gain from	Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.11%	$7			$—		$—		$—
	$7			$—		$—		$—
Amounts in thousands

See accompanying notes.

69

Schedule of Investments
Real Estate Securities Account
December 31, 2018

Restricted Securities

Security Name	Acquisition Date	Cost	Value	Percent of Net Assets
VICI Properties Inc	02/01/2018-11/15/2018	$806	$741	0.54%
Total			$741	0.54%
Amounts in thousands.

See accompanying notes.

70

		Schedule of Investments
		SAM Balanced Portfolio
		December 31, 2018

INVESTMENT COMPANIES - 99.91%	Shares Held Value (000's)
Money Market Funds - 0.31%
Principal Government Money Market Fund	2,067,003	$2,067
2.11%(a),(b)
Principal Exchange-Traded Funds - 19.52%
Principal Active Global Dividend Income ETF (a)	1,237,500	30,012
Principal EDGE Active Income ETF (a)	228,100	8,651
Principal Investment Grade Corporate Active	439,000	10,579
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	2,665,200	66,603
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	504,100	14,004
ETF (a)
		$129,849
Principal Funds, Inc. Class R-6 - 30.02%
Blue Chip Fund (a)	2,711,268	54,795
Diversified Real Asset Fund (a)	2,163,005	22,409
EDGE MidCap Fund (a)	2,038,043	24,457
Global Multi-Strategy Fund (a)	2,597,223	26,336
Global Real Estate Securities Fund (a)	2,306,534	20,436
High Yield Fund (a)	1,528,701	10,242
International Emerging Markets Fund (a)	364,271	8,258
International Small Company Fund (a)	798,313	7,392
Preferred Securities Fund (a)	1,913,377	17,967
Real Estate Debt Income Fund (a)	788,415	7,387
		$199,679
Principal Funds, Inc. Institutional Class - 19.95%
Diversified International Fund (a)	6,641,220	71,127
Inflation Protection Fund (a)	1,368,292	11,152
Short-Term Income Fund (a)	4,199,941	50,441
		$132,720
Principal Variable Contracts Funds, Inc. Class 1 - 30.11%
Equity Income Account (a)	3,507,656	80,186
Government & High Quality Bond Account (a)	4,237,042	40,125
Income Account (a)	7,988,765	79,967
		$200,278
TOTAL INVESTMENT COMPANIES		$664,593
Total Investments		$664,593
Other Assets and Liabilities - 0.09%		620
TOTAL NET ASSETS - 100.00%		$665,213

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	36.10%
Fixed Income Funds	35.55%
International Equity Funds	20.62%
Specialty Funds	7.33%
Investment Companies	0.31%
Other Assets and Liabilities	0.09%
TOTAL NET ASSETS	100.00%

See accompanying notes.

71

Schedule of Investments
SAM Balanced Portfolio
December 31, 2018

Affiliated Securities	December 31, 2017	Purchases	Sales	December 31, 2018
	Value	Cost	Proceeds		Value
Blue Chip Fund	$48,993	$14,082	$5,625		$54,795
Diversified International Fund	92,034	8,097	9,104		71,127
Diversified Real Asset Fund	27,839	1,900	4,634		22,409
EDGE MidCap Fund	23,184	8,037	3,736		24,457
Equity Income Account	92,831	9,286	10,678		80,186
Global Multi-Strategy Fund	36,482	1,944	9,191		26,336
Global Real Estate Securities Fund	22,121	2,910	3,084		20,436
Government & High Quality Bond Account	42,349	7,407	8,438		40,125
High Yield Fund	11,818	1,615	1,989		10,242
Income Account	97,340	8,864	23,133		79,967
Inflation Protection Fund	12,453	1,008	1,786		11,152
International Emerging Markets Fund	18,357	417	7,374		8,258
International Small Company Fund	10,659	698	1,445		7,392
LargeCap Growth Fund	11,955	—	12,713		—
LargeCap Value Fund	30,986	—	31,500		—
Preferred Securities Fund	20,433	2,878	3,373		17,967
Principal Active Global Dividend Income ETF	31,640	3,034	—		30,012
Principal Capital Appreciation Fund	12,120	—	12,406		—
Principal EDGE Active Income ETF	8,640	773	—		8,651
Principal Government Money Market Fund 2.11%	2,304	65,129	65,366		2,067
Principal Investment Grade Corporate Active ETF	—	10,822	—		10,579
Principal U.S. Mega-Cap Multi-Factor Index ETF	37,883	41,953	9,922		66,603
Principal U.S. Small-Cap Multi-Factor Index ETF	14,900	1,999	1,046		14,004
Real Estate Debt Income Fund	7,323	1,329	1,120		7,387
Short-Term Income Fund	54,812	5,932	9,669		50,441
Small-MidCap Dividend Income Fund	18,969	—	18,904		—
	$788,425	$200,114	$256,236		$664,593

	Realized Gain/Loss		Realized Gain from		Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$8	$79		$3,986	$(2,734)
Diversified International Fund	1,409	292		3,485	(20,192)
Diversified Real Asset Fund	770	145		—	(2,841)
EDGE MidCap Fund	413	96		1,200	(3,124)
Equity Income Account	2,057	320		5,135	(11,573)
Global Multi-Strategy Fund	1,108	381		585	(3,280)
Global Real Estate Securities Fund	634	(5)		144	(1,506)
Government & High Quality Bond Account	1,525	(269)		—	(924)
High Yield Fund	717	(63)		—	(1,139)
Income Account	3,591	251		—	(3,355)
Inflation Protection Fund	327	(43)		—	(480)
International Emerging Markets Fund	99	924		179	(4,066)
International Small Company Fund	233	160		415	(2,680)
LargeCap Growth Fund	—	1,075		—	(317)
LargeCap Value Fund	—	(2,306)		—	2,820
Preferred Securities Fund	1,089	(152)		—	(1,819)
Principal Active Global Dividend Income ETF	823	—		369	(4,662)
Principal Capital Appreciation Fund	—	2,479		—	(2,193)
Principal EDGE Active Income ETF	425	—		77	(762)
Principal Government Money Market Fund 2.11%	76	—		—	—
Principal Investment Grade Corporate Active ETF	276	—		9	(243)
Principal U.S. Mega-Cap Multi-Factor Index ETF	1,597	(39)		—	(3,272)
Principal U.S. Small-Cap Multi-Factor Index ETF	183	77		—	(1,926)
Real Estate Debt Income Fund	299	(34)		—	(111)
Short-Term Income Fund	1,213	(139)		—	(495)
Small-MidCap Dividend Income Fund	—	7,788		—	(7,853)
	$18,872	$11,017		$15,584	$(78,727)
Amounts in thousands

See accompanying notes.

72

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		December 31, 2018

INVESTMENT COMPANIES - 99.94%	Shares Held Value (000's)
Money Market Funds - 0.51%
Principal Government Money Market Fund	897,199	$897
2.11%(a),(b)
Principal Exchange-Traded Funds - 14.45%
Principal Active Global Dividend Income ETF (a)	133,000	3,226
Principal EDGE Active Income ETF (a)	126,800	4,809
Principal Investment Grade Corporate Active	176,400	4,251
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	431,800	10,791
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	78,200	2,172
ETF (a)
		$25,249
Principal Funds, Inc. Class R-6 - 28.39%
Blue Chip Fund (a)	461,131	9,319
Diversified Real Asset Fund (a)	488,527	5,061
EDGE MidCap Fund (a)	330,193	3,962
Global Diversified Income Fund (a)	364,397	4,642
Global Multi-Strategy Fund (a)	687,259	6,969
Global Real Estate Securities Fund (a)	442,062	3,917
High Yield Fund (a)	651,047	4,362
International Emerging Markets Fund (a)	59,425	1,347
International Small Company Fund (a)	144,167	1,335
Preferred Securities Fund (a)	753,311	7,074
Real Estate Debt Income Fund (a)	172,415	1,616
		$49,604
Principal Funds, Inc. Institutional Class - 21.40%
Diversified International Fund (a)	1,136,633	12,173
Inflation Protection Fund (a)	582,320	4,746
Short-Term Income Fund (a)	1,705,660	20,485
		$37,404
Principal Variable Contracts Funds, Inc. Class 1 - 35.19%
Equity Income Account (a)	604,848	13,827
Government & High Quality Bond Account (a)	1,890,506	17,903
Income Account (a)	2,973,313	29,763
		$61,493
TOTAL INVESTMENT COMPANIES		$174,647
Total Investments		$174,647
Other Assets and Liabilities - 0.06%		99
TOTAL NET ASSETS - 100.00%		$174,746

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	54.36%
Domestic Equity Funds	22.93%
International Equity Funds	12.59%
Specialty Funds	9.55%
Investment Companies	0.51%
Other Assets and Liabilities	0.06%
TOTAL NET ASSETS	100.00%

See accompanying notes.

73

Schedule of Investments
SAM Conservative Balanced Portfolio
December 31, 2018

Affiliated Securities	December 31, 2017	Purchases	Sales	December 31, 2018
	Value	Cost	Proceeds		Value
Blue Chip Fund	$6,344	$4,606	$1,075		$9,319
Diversified International Fund	15,446	2,457	2,375		12,173
Diversified Real Asset Fund	6,054	565	948		5,061
EDGE MidCap Fund	4,369	919	842		3,962
Equity Income Account	14,685	2,736	1,688		13,827
Global Diversified Income Fund	5,258	785	886		4,642
Global Multi-Strategy Fund	8,105	1,006	1,379		6,969
Global Real Estate Securities Fund	3,408	1,540	746		3,917
Government & High Quality Bond Account	19,308	2,095	2,950		17,903
High Yield Fund	5,057	690	895		4,362
Income Account	37,038	3,170	9,281		29,763
Inflation Protection Fund	5,097	659	794		4,746
International Emerging Markets Fund	3,293	126	1,545		1,347
International Small Company Fund	1,698	370	281		1,335
LargeCap Growth Fund	2,457	—	2,624		—
LargeCap Value Fund	6,784	—	6,902		—
Preferred Securities Fund	8,013	1,140	1,309		7,074
Principal Active Global Dividend Income ETF	4,424	—	693		3,226
Principal Capital Appreciation Fund	2,028	—	2,080		—
Principal EDGE Active Income ETF	5,234	—	—		4,809
Principal Government Money Market Fund 2.11%	634	12,562	12,299		897
Principal Investment Grade Corporate Active ETF	—	4,348	—		4,251
Principal U.S. Mega-Cap Multi-Factor Index ETF	5,974	7,068	1,719		10,791
Principal U.S. Small-Cap Multi-Factor Index ETF	2,575	62	173		2,172
Real Estate Debt Income Fund	1,706	178	235		1,616
Short-Term Income Fund	22,090	2,378	3,728		20,485
Small-MidCap Dividend Income Fund	1,971	—	1,966		—
	$199,050	$49,460	$59,413		$174,647

	Realized Gain/Loss		Realized Gain from		Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$1	$4		$676	$(560)
Diversified International Fund	241	102		595	(3,457)
Diversified Real Asset Fund	173	9		—	(619)
EDGE MidCap Fund	67	25		193	(509)
Equity Income Account	339	(1)		845	(1,905)
Global Diversified Income Fund	234	(29)		—	(486)
Global Multi-Strategy Fund	293	8		155	(771)
Global Real Estate Securities Fund	118	(14)		28	(271)
Government & High Quality Bond Account	700	(171)		—	(379)
High Yield Fund	298	7		—	(497)
Income Account	1,339	6		—	(1,170)
Inflation Protection Fund	138	(17)		—	(199)
International Emerging Markets Fund	16	211		29	(738)
International Small Company Fund	42	12		75	(464)
LargeCap Growth Fund	—	268		—	(101)
LargeCap Value Fund	—	(277)		—	395
Preferred Securities Fund	425	(54)		—	(716)
Principal Active Global Dividend Income ETF	98	60		40	(565)
Principal Capital Appreciation Fund	—	423		—	(371)
Principal EDGE Active Income ETF	237	—		43	(425)
Principal Government Money Market Fund 2.11%	14	—		—	—
Principal Investment Grade Corporate Active ETF	111	—		4	(97)
Principal U.S. Mega-Cap Multi-Factor Index ETF	261	4		—	(536)
Principal U.S. Small-Cap Multi-Factor Index ETF	28	35		—	(327)
Real Estate Debt Income Fund	66	(7)		—	(26)
Short-Term Income Fund	488	(50)		—	(205)
Small-MidCap Dividend Income Fund	—	816		—	(821)
	$5,727	$1,370		$2,683	$(15,820)
Amounts in thousands

See accompanying notes.

74

		Schedule of Investments
	SAM Conservative Growth Portfolio
		December 31, 2018

INVESTMENT COMPANIES - 99.90%	Shares Held Value (000's)
Money Market Funds - 0.26%
Principal Government Money Market Fund	796,873	$797
2.11%(a),(b)
Principal Exchange-Traded Funds - 19.95%
Principal Active Global Dividend Income ETF (a)	378,000	9,167
Principal Investment Grade Corporate Active	86,500	2,084
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	1,637,800	40,929
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	333,900	9,276
ETF (a)
		$61,456
Principal Funds, Inc. Class R-6 - 33.85%
Blue Chip Fund (a)	1,765,882	35,689
Diversified Real Asset Fund (a)	1,130,820	11,715
EDGE MidCap Fund (a)	1,475,600	17,707
Global Multi-Strategy Fund (a)	496,436	5,034
Global Real Estate Securities Fund (a)	1,227,389	10,875
International Small Company Fund (a)	503,570	4,663
Multi-Manager Equity Long/Short Fund (a)	905,048	7,946
Origin Emerging Markets Fund (a)	588,981	5,466
Preferred Securities Fund (a)	547,098	5,137
		$104,232
Principal Funds, Inc. Institutional Class - 20.57%
Diversified International Fund (a)	4,475,495	47,933
Short-Term Income Fund (a)	1,284,283	15,424
		$63,357
Principal Variable Contracts Funds, Inc. Class 1 - 25.27%
Equity Income Account (a)	2,279,427	52,108
Government & High Quality Bond Account (a)	1,016,784	9,629
Income Account (a)	1,606,957	16,085
		$77,822
TOTAL INVESTMENT COMPANIES		$307,664
Total Investments		$307,664
Other Assets and Liabilities - 0.10%		297
TOTAL NET ASSETS - 100.00%		$307,961

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	50.56%
International Equity Funds	25.35%
Fixed Income Funds	15.71%
Specialty Funds	8.02%
Investment Companies	0.26%
Other Assets and Liabilities	0.10%
TOTAL NET ASSETS	100.00%

See accompanying notes.

75

Schedule of Investments
SAM Conservative Growth Portfolio
December 31, 2018

Affiliated Securities	December 31, 2017	Purchases		Sales	December 31, 2018
	Value	Cost		Proceeds		Value
Blue Chip Fund	$26,896	$14,225		$3,254		$35,689
Diversified International Fund	59,933	6,539		5,137		47,933
Diversified Real Asset Fund	13,646	1,104		1,622		11,715
EDGE MidCap Fund	18,803	3,167		2,006		17,707
Equity Income Account	44,082	20,115		4,775		52,108
Global Multi-Strategy Fund	5,732	710		856		5,034
Global Real Estate Securities Fund	6,797	6,255		1,389		10,875
Government & High Quality Bond Account	9,813	1,605		1,498		9,629
Income Account	18,397	2,049		3,743		16,085
International Small Company Fund	6,270	634		663		4,663
LargeCap Growth Fund	10,129	—		10,782		—
LargeCap Value Fund	22,090	—		22,468		—
Multi-Manager Equity Long/Short Fund	9,429	1,294		1,172		7,946
Origin Emerging Markets Fund	11,948	262		4,752		5,466
Preferred Securities Fund	5,083	1,288		703		5,137
Principal Active Global Dividend Income ETF	10,584	—		—		9,167
Principal Capital Appreciation Fund	9,309	—		9,529		—
Principal Government Money Market Fund 2.11%	509	32,647		32,359		797
Principal Investment Grade Corporate Active ETF	—	2,130		—		2,084
Principal U.S. Mega-Cap Multi-Factor Index ETF	22,315	25,922		5,253		40,929
Principal U.S. Small-Cap Multi-Factor Index ETF	9,059	1,983		520		9,276
Short-Term Income Fund	16,122	2,304		2,812		15,424
Small-MidCap Dividend Income Fund	10,164	—		10,124		—
	$347,110	$124,233		$125,417		$307,664

	Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$5	$(136	) $		2,591	$(2,042)
Diversified International Fund	947	(64)			2,343	(13,338)
Diversified Real Asset Fund	400	(27)			—	(1,386)
EDGE MidCap Fund	298	16			864	(2,273)
Equity Income Account	1,291	(304)			3,222	(7,010)
Global Multi-Strategy Fund	209	15			110	(567)
Global Real Estate Securities Fund	312	(38)			76	(750)
Government & High Quality Bond Account	374	(107)			—	(184)
Income Account	726	(142)			—	(476)
International Small Company Fund	147	13			261	(1,591)
LargeCap Growth Fund	—	676			—	(23)
LargeCap Value Fund	—	(1,414)			—	1,792
Multi-Manager Equity Long/Short Fund	126	(4)			787	(1,601)
Origin Emerging Markets Fund	95	843			—	(2,835)
Preferred Securities Fund	288	(35)			—	(496)
Principal Active Global Dividend Income ETF	251	—			113	(1,417)
Principal Capital Appreciation Fund	—	1,890			—	(1,670)
Principal Government Money Market Fund 2.11%	30	—			—	—
Principal Investment Grade Corporate Active ETF	52	—			2	(46)
Principal U.S. Mega-Cap Multi-Factor Index ETF	979	25			—	(2,080)
Principal U.S. Small-Cap Multi-Factor Index ETF	120	29			—	(1,275)
Short-Term Income Fund	365	(42)			—	(148)
Small-MidCap Dividend Income Fund	—	4,028			—	(4,068)
	$7,015	$5,222			$10,369	$(43,484)
Amounts in thousands

See accompanying notes.

76

		Schedule of Investments
	SAM Flexible Income Portfolio
		December 31, 2018

INVESTMENT COMPANIES - 99.94%	Shares Held Value (000's)
Money Market Funds - 0.89%
Principal Government Money Market Fund	1,632,262	$1,632
2.11%(a),(b)
Principal Exchange-Traded Funds - 16.50%
Principal Active Global Dividend Income ETF (a)	505,300	12,255
Principal EDGE Active Income ETF (a)	149,500	5,670
Principal Investment Grade Corporate Active	243,500	5,868
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	253,600	6,337
ETF (a)
		$30,130
Principal Funds, Inc. Class R-6 - 22.12%
Blue Chip Fund (a)	93,375	1,887
EDGE MidCap Fund (a)	209,601	2,515
Global Diversified Income Fund (a)	704,792	8,979
Global Real Estate Securities Fund (a)	764,275	6,772
High Yield Fund (a)	1,142,564	7,655
Preferred Securities Fund (a)	978,112	9,184
Real Estate Debt Income Fund (a)	363,455	3,406
		$40,398
Principal Funds, Inc. Institutional Class - 19.41%
Inflation Protection Fund (a)	1,497,559	12,205
Short-Term Income Fund (a)	1,936,559	23,258
		$35,463
Principal Variable Contracts Funds, Inc. Class 1 - 41.02%
Equity Income Account (a)	492,249	11,253
Government & High Quality Bond Account (a)	2,217,564	21,000
Income Account (a)	4,263,902	42,682
		$74,935
TOTAL INVESTMENT COMPANIES		$182,558
Total Investments		$182,558
Other Assets and Liabilities - 0.06%		117
TOTAL NET ASSETS - 100.00%		$182,675

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	71.67%
Domestic Equity Funds	12.04%
International Equity Funds	10.42%
Specialty Funds	4.92%
Investment Companies	0.89%
Other Assets and Liabilities	0.06%
TOTAL NET ASSETS	100.00%

See accompanying notes.

77

Schedule of Investments
SAM Flexible Income Portfolio
December 31, 2018

Affiliated Securities		December 31, 2017	Purchases	Sales	December 31, 2018
		Value	Cost	Proceeds		Value
Blue Chip Fund	$	— $	2,262 $	— $		1,887
Diversified International Fund		1,251	—	1,283		—
EDGE MidCap Fund		1,317	2,452	933		2,515
Equity Income Account		18,387	1,827	7,442		11,253
Global Diversified Income Fund		10,819	1,589	2,431		8,979
Global Real Estate Securities Fund		7,724	1,320	1,769		6,772
Government & High Quality Bond Account		24,468	2,958	5,754		21,000
High Yield Fund		9,653	1,188	2,294		7,655
Income Account		56,197	5,043	16,864		42,682
Inflation Protection Fund		14,106	1,409	2,741		12,205
International Emerging Markets Fund		775	—	815		—
LargeCap Growth Fund		1,928	—	2,050		—
LargeCap Value Fund		3,063	—	3,115		—
Preferred Securities Fund		11,175	1,398	2,367		9,184
Principal Active Global Dividend Income ETF		9,660	4,537	—		12,255
Principal EDGE Active Income ETF		6,171	—	—		5,670
Principal Government Money Market Fund 2.11%		766	17,942	17,076		1,632
Principal Investment Grade Corporate Active ETF		—	6,003	—		5,868
Principal U.S. Mega-Cap Multi-Factor Index ETF		5,263	5,013	3,765		6,337
Real Estate Debt Income Fund		4,065	443	1,026		3,406
Short-Term Income Fund		27,645	2,358	6,429		23,258
Small-MidCap Dividend Income Fund		3,286	—	3,278		—
		$217,719	$57,742	$81,432		$182,558

		Realized Gain/Loss		Realized Gain from		Change in Unrealized
		Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$	— $	— $		136	$(375)
Diversified International Fund		—	286		—	(254)
EDGE MidCap Fund		42	—		123	(321)
Equity Income Account		295	3,106		735	(4,625)
Global Diversified Income Fund		459	10		—	(1,008)
Global Real Estate Securities Fund		209	29		48	(532)
Government & High Quality Bond Account		823	(267)		—	(405)
High Yield Fund		546	3		—	(895)
Income Account		1,940	(15)		—	(1,679)
Inflation Protection Fund		355	(54)		—	(515)
International Emerging Markets Fund		—	226		—	(186)
LargeCap Growth Fund		—	195		—	(73)
LargeCap Value Fund		—	(219)		—	271
Preferred Securities Fund		570	(87)		—	(935)
Principal Active Global Dividend Income ETF		337	—		151	(1,942)
Principal EDGE Active Income ETF		279	—		51	(501)
Principal Government Money Market Fund 2.11%		32	—		—	—
Principal Investment Grade Corporate Active ETF		154	—		5	(135)
Principal U.S. Mega-Cap Multi-Factor Index ETF		175	89		—	(263)
Real Estate Debt Income Fund		146	(31)		—	(45)
Short-Term Income Fund		591	(89)		—	(227)
Small-MidCap Dividend Income Fund		—	1,345		—	(1,353)
		$6,953	$4,527		$1,249	$(15,998)
Amounts in thousands

See accompanying notes.

78

		Schedule of Investments
	SAM Strategic Growth Portfolio
		December 31, 2018

INVESTMENT COMPANIES - 99.87%	Shares Held Value (000's)
Money Market Funds - 0.31%
Principal Government Money Market Fund	797,523	$798
2.11%(a),(b)
Principal Exchange-Traded Funds - 27.35%
Principal Active Global Dividend Income ETF (a)	578,000	14,018
Principal EDGE Active Income ETF (a)	302,600	11,476
Principal U.S. Mega-Cap Multi-Factor Index	1,356,500	33,899
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	374,100	10,392
ETF (a)
		$69,785
Principal Funds, Inc. Class R-6 - 32.24%
Blue Chip Fund (a)	1,871,184	37,817
EDGE MidCap Fund (a)	1,366,166	16,394
Global Real Estate Securities Fund (a)	1,675,037	14,841
International Small Company Fund (a)	483,736	4,479
Origin Emerging Markets Fund (a)	940,835	8,731
		$82,262
Principal Funds, Inc. Institutional Class - 21.10%
Diversified International Fund (a)	4,547,577	48,705
Short-Term Income Fund (a)	426,410	5,121
		$53,826
Principal Variable Contracts Funds, Inc. Class 1 - 18.87%
Equity Income Account (a)	2,106,060	48,144
TOTAL INVESTMENT COMPANIES		$254,815
Total Investments		$254,815
Other Assets and Liabilities - 0.13%		334
TOTAL NET ASSETS - 100.00%		$255,149

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.47%
International Equity Funds	35.58%
Fixed Income Funds	6.51%
Investment Companies	0.31%
Other Assets and Liabilities	0.13%
TOTAL NET ASSETS	100.00%

See accompanying notes.

79

Schedule of Investments
SAM Strategic Growth Portfolio
December 31, 2018

Affiliated Securities	December 31, 2017	Purchases		Sales	December 31, 2018
	Value	Cost		Proceeds		Value
Blue Chip Fund	$12,466	$32,392		$3,039		$37,817
Diversified International Fund	60,383	7,649		5,691		48,705
EDGE MidCap Fund	11,747	8,983		2,127		16,394
Equity Income Account	33,486	25,336		3,970		48,144
Global Multi-Strategy Fund	4,775	322		5,058		—
Global Real Estate Securities Fund	12,881	4,602		1,509		14,841
International Small Company Fund	6,073	667		720		4,479
LargeCap Growth Fund	11,883	—		12,665		—
LargeCap Value Fund	16,785	—		17,065		—
Multi-Manager Equity Long/Short Fund	6,802	266		7,050		—
Origin Emerging Markets Fund	18,759	843		7,533		8,731
Principal Active Global Dividend Income ETF	13,944	2,273		—		14,018
Principal Capital Appreciation Fund	21,273	—		21,768		—
Principal EDGE Active Income ETF	10,662	1,797		—		11,476
Principal Government Money Market Fund 2.11%	253	28,861		28,316		798
Principal U.S. Mega-Cap Multi-Factor Index ETF	18,441	21,283		4,122		33,899
Principal U.S. Small-Cap Multi-Factor Index ETF	11,346	1,179		634		10,392
Real Estate Debt Income Fund	6,955	595		7,441		—
Short-Term Income Fund	5,094	713		625		5,121
Small-MidCap Dividend Income Fund	6,399	—		6,372		—
	$290,407	$137,761		$135,705		$254,815

	Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$5	$(102	) $		2,743	$(3,900)
Diversified International Fund	966	(95)			2,386	(13,541)
EDGE MidCap Fund	276	(63)			798	(2,146)
Equity Income Account	1,066	(213)			2,660	(6,495)
Global Multi-Strategy Fund	—	124			—	(163)
Global Real Estate Securities Fund	431	4			104	(1,137)
International Small Company Fund	142	17			252	(1,558)
LargeCap Growth Fund	—	901			—	(119)
LargeCap Value Fund	—	(1,519)			—	1,799
Multi-Manager Equity Long/Short Fund	—	505			—	(523)
Origin Emerging Markets Fund	153	960			—	(4,298)
Principal Active Global Dividend Income ETF	354	—			172	(2,199)
Principal Capital Appreciation Fund	—	4,295			—	(3,800)
Principal EDGE Active Income ETF	523	—			103	(983)
Principal Government Money Market Fund 2.11%	35	—			—	—
Principal U.S. Mega-Cap Multi-Factor Index ETF	809	23			—	(1,726)
Principal U.S. Small-Cap Multi-Factor Index ETF	131	107			—	(1,606)
Real Estate Debt Income Fund	164	(123)			—	14
Short-Term Income Fund	117	(8)			—	(53)
Small-MidCap Dividend Income Fund	—	2,636			—	(2,663)
	$5,172	$7,449			$9,218	$(45,097)
Amounts in thousands

See accompanying notes.

80

Schedule of Investments
Short-Term Income Account
December 31, 2018

INVESTMENT COMPANIES - 3.17%	Shares Held Value (000's)			Principal
Money Market Funds - 3.17%			BONDS (continued)	Amount (000’s) Value (000’s)
Principal Government Money Market Fund	4,856,251	$4,856	Automobile Asset Backed Securities (continued)
2.11%(a),(b)			CPS Auto Trust
TOTAL INVESTMENT COMPANIES		$4,856	1.68%, 08/17/2020(c)	$64	$64
	Principal		2.87%, 09/15/2021(c)	386	386
BONDS - 95.81%	Amount (000's) Value (000's)		Ford Credit Auto Owner Trust 2015-REV2
Aerospace & Defense - 1.19%			2.44%, 01/15/2027(c)	173	172
General Dynamics Corp			Ford Credit Auto Owner Trust 2016-REV2
2.88%, 05/11/2020	$200	$200	2.03%, 12/15/2027(c)	750	732
3.00%, 05/11/2021	250	250	Ford Credit Auto Owner Trust 2017-REV1
Northrop Grumman Corp			2.62%, 08/15/2028(c)	500	493
2.08%, 10/15/2020	150	147	Ford Credit Auto Owner Trust/Ford Credit
2.55%, 10/15/2022	250	242	3.47%, 01/15/2030(c)	400	404
Rockwell Collins Inc			Ford Credit Auto Owner Trust/Ford Credit
3.20%, 03/15/2024	250	241	2014-REV1
United Technologies Corp			2.26%, 11/15/2025(c)	173	172
1.50%, 11/01/2019	400	395	OneMain Direct Auto Receivables Trust 2017-2
1.90%, 05/04/2020	350	344	2.31%, 12/14/2021(c)	670	666
		$1,819	OneMain Direct Auto Receivables Trust 2018-1
Airlines - 0.59%			3.43%, 12/16/2024(c)	500	501
American Airlines 2013-2 Class A Pass Through			Santander Drive Auto Receivables Trust 2015-1
Trust			2.57%, 04/15/2021	28	28
4.95%, 07/15/2024	340	345	Santander Drive Auto Receivables Trust 2015-2
Continental Airlines 2009-2 Class A Pass Through			2.44%, 04/15/2021	66	66
Trust			Santander Drive Auto Receivables Trust 2018-1
7.25%, 05/10/2021	187	192	2.10%, 11/16/2020	68	68
Delta Air Lines 2009-1 Class A Pass Through			Santander Drive Auto Receivables Trust 2018-2
Trust			2.58%, 10/15/2020	363	362
7.75%, 06/17/2021	130	134	Santander Drive Auto Receivables Trust 2018-3
Delta Air Lines 2012-1 Class A Pass Through			2.78%, 03/15/2021	387	387
Trust			Santander Drive Auto Receivables Trust 2018-4
4.75%, 11/07/2021	238	241	2.73%, 04/15/2021	200	200
		$912	3.01%, 03/15/2022	200	200
Automobile Asset Backed Securities - 7.67%			Santander Drive Auto Receivables Trust 2018-5
AmeriCredit Automobile Receivables Trust			2.97%, 07/15/2021	400	400
2014-2			TCF Auto Receivables Owner Trust 2016-PT1
2.57%, 07/08/2020	354	354	1.93%, 06/15/2022(c)	350	346
AmeriCredit Automobile Receivables Trust			Westlake Automobile Receivables Trust 2016-3
2014-3			2.07%, 12/15/2021(c)	102	102
2.58%, 09/08/2020	12	12	Westlake Automobile Receivables Trust 2017-2
AmeriCredit Automobile Receivables Trust			1.80%, 07/15/2020(c)	70	70
2017-4			Westlake Automobile Receivables Trust 2018-1
1.83%, 05/18/2021	107	107	2.24%, 12/15/2020(c)	281	280
Americredit Automobile Receivables Trust 2018-1			Westlake Automobile Receivables Trust 2018-2
3.07%, 12/19/2022	250	250	2.84%, 09/15/2021(c)	180	180
Americredit Automobile Receivables Trust 2018-2			3.20%, 01/16/2024(c)	200	199
3.15%, 03/20/2023	200	201	Westlake Automobile Receivables Trust 2018-3
Americredit Automobile Receivables Trust 2018-3			2.98%, 01/18/2022(c)	300	300
3.11%, 01/18/2022	500	500	3.32%, 10/16/2023(c)	300	301
Bank of The West Auto Trust 2017-1			World Omni Select Auto Trust 2018-1
1.78%, 02/15/2021(c)	114	113	3.24%, 04/15/2022(c)	300	300
Bank of The West Auto Trust 2018-1					$11,753
3.09%, 04/15/2021(c)	400	400	Automobile Floor Plan Asset Backed Securities - 1.76%
Capital Auto Receivables Asset Trust 2017-1			Ally Master Owner Trust
1.76%, 06/22/2020(c)	118	117	2.70%, 01/17/2023	500	496
Capital Auto Receivables Asset Trust 2018-1			3.29%, 05/15/2023	500	503
2.54%, 10/20/2020(c)	479	478	BMW Floorplan Master Owner Trust
Capital Auto Receivables Asset Trust 2018-2			2.78%, 05/15/2023(c)	250	250
3.02%, 02/22/2021(c)	500	500	1.00 x 1 Month USD LIBOR + 0.32%
3.27%, 06/20/2023(c)	250	250	Ford Credit Floorplan Master Owner Trust A
CPS Auto Receivables Trust 2014-C			2.86%, 10/15/2023	250	249
3.77%, 08/17/2020(c)	138	138	1.00 x 1 Month USD LIBOR + 0.40%
CPS Auto Receivables Trust 2017-D			2.92%, 11/15/2021	300	300
1.87%, 03/15/2021(c)	61	61	1.00 x 1 Month USD LIBOR + 0.46%
CPS Auto Receivables Trust 2018-A			Navistar Financial Dealer Note Master Owner
2.16%, 05/17/2021(c)	116	116	Trust II
CPS Auto Receivables Trust 2018-B			3.14%, 09/25/2023(c)	250	250
2.72%, 09/15/2021(c)	245	244	1.00 x 1 Month USD LIBOR + 0.63%
CPS Auto Receivables Trust 2018-D
3.06%, 01/18/2022(c)	533	533

See accompanying notes.			81

Schedule of Investments
Short-Term Income Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Automobile Floor Plan Asset Backed Securities (continued)			Banks (continued)
Volvo Financial Equipment Master Owner Trust			Fifth Third Bank/Cincinnati OH
2.96%, 11/15/2022(c)	$250	$251	1.63%, 09/27/2019	$250	$247
1.00 x 1 Month USD LIBOR + 0.50%			2.25%, 06/14/2021	300	293
2.98%, 07/17/2023(c)	400	404	Goldman Sachs Group Inc/The
1.00 x 1 Month USD LIBOR + 0.52%			2.30%, 12/13/2019	400	396
		$2,703	3.00%, 04/26/2022	800	775
Automobile Manufacturers - 1.53%			3.62%, 04/26/2022	1,000	989
Daimler Finance North America LLC			3 Month USD LIBOR + 1.11%
1.75%, 10/30/2019(c)	350	345	3.64%, 04/23/2020	400	401
Ford Motor Credit Co LLC			3 Month USD LIBOR + 1.16%
2.02%, 05/03/2019	400	399	4.46%, 02/25/2021	400	406
General Motors Financial Co Inc			3 Month USD LIBOR + 1.77%
3.26%, 04/09/2021	300	293	HSBC Holdings PLC
3 Month USD LIBOR + 0.85%			3.64%, 05/18/2024	250	244
4.15%, 06/19/2023	150	146	3 Month USD LIBOR + 1.00%
PACCAR Financial Corp			ING Groep NV
2.20%, 09/15/2019	323	321	3.15%, 03/29/2022	450	442
3.10%, 05/10/2021	250	249	3.95%, 03/29/2022	250	250
Toyota Motor Credit Corp			3 Month USD LIBOR + 1.15%
2.10%, 01/17/2019	200	200	JPMorgan Chase & Co
2.60%, 01/11/2022	400	394	2.30%, 08/15/2021	250	244
		$2,347	3.39%, 04/25/2023	1,500	1,478
Banks - 19.63%			3 Month USD LIBOR + 0.90%
Bank of America Corp			3.72%, 10/24/2023	500	500
2.50%, 10/21/2022	500	481	3 Month USD LIBOR + 1.23%
2.63%, 10/19/2020	250	247	4.25%, 10/15/2020	750	764
3.00%, 12/20/2023(d)	430	418	KeyBank NA/Cleveland OH
3 Month USD LIBOR + 0.79%			2.35%, 03/08/2019	650	649
3.63%, 01/20/2023	1,350	1,349	2.40%, 06/09/2022	400	387
3 Month USD LIBOR + 1.16%			Morgan Stanley
4.20%, 08/26/2024	500	496	3.17%, 02/10/2021	500	494
Bank of New York Mellon Corp/The			3 Month USD LIBOR + 0.55%
2.20%, 05/15/2019	673	671	3.87%, 04/21/2021	600	603
2.50%, 04/15/2021	300	296	3 Month USD LIBOR + 1.40%
3.57%, 10/30/2023	500	501	3.89%, 10/24/2023	1,400	1,393
3 Month USD LIBOR + 1.05%			3 Month USD LIBOR + 1.40%
BB&T Corp			4.10%, 05/22/2023	300	300
2.05%, 05/10/2021	200	195	PNC Bank NA
3.05%, 04/01/2022	100	100	2.00%, 05/19/2020	500	492
3 Month USD LIBOR + 0.65%			2.70%, 11/01/2022	600	583
3.20%, 02/01/2019	336	336	3.01%, 07/27/2022	400	396
3 Month USD LIBOR + 0.66%			3 Month USD LIBOR + 0.50%
BNP Paribas SA			PNC Financial Services Group Inc/The
3.50%, 03/01/2023(c)	500	485	3.90%, 04/29/2024	150	149
Branch Banking & Trust Co			State Street Corp
2.10%, 01/15/2020	600	594	3.10%, 05/15/2023	688	676
2.63%, 01/15/2022	600	589	SunTrust Bank/Atlanta GA
Capital One NA			2.25%, 01/31/2020	400	395
3.54%, 09/13/2019	500	501	2.45%, 08/01/2022	600	578
3 Month USD LIBOR + 0.77%			3.15%, 08/02/2022	250	247
3.67%, 01/30/2023	600	593	3 Month USD LIBOR + 0.59%
3 Month USD LIBOR + 1.15%			SunTrust Banks Inc
Citigroup Inc			2.90%, 03/03/2021	500	496
2.70%, 03/30/2021	900	887	UBS AG/London
3.45%, 04/25/2022	200	197	2.20%, 06/08/2020(c)	250	246
3 Month USD LIBOR + 0.96%			3.35%, 06/08/2020(c)	250	250
3.50%, 05/15/2023	250	245	3 Month USD LIBOR + 0.58%
3.74%, 05/17/2024	250	244	UBS Group Funding Switzerland AG
3 Month USD LIBOR + 1.10%			3.49%, 05/23/2023(c)	300	293
4.00%, 08/05/2024	274	271	US Bancorp
Credit Suisse Group AG			3.60%, 09/11/2024	650	647
4.02%, 06/12/2024(c)	250	246	US Bank NA/Cincinnati OH
3 Month USD LIBOR + 1.24%			2.00%, 01/24/2020	400	396
4.21%, 06/12/2024(c),(d)	250	249	2.05%, 10/23/2020	300	295
3 Month USD LIBOR + 1.24%			Wells Fargo & Co
Fifth Third Bancorp			3.60%, 01/24/2023	1,000	990
2.60%, 06/15/2022	600	584	3 Month USD LIBOR + 1.11%
4.30%, 01/16/2024	400	405

See accompanying notes.

82

Schedule of Investments
Short-Term Income Account
December 31, 2018

		Principal			Principal
BONDS (continued)		Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)				Computers - 1.10%
Wells Fargo Bank NA				Apple Inc
2.98%, 07/23/2021		$500	$497	1.90%, 02/07/2020	$200	$198
3 Month USD LIBOR + 0.50%				2.50%, 02/09/2022	400	394
			$30,061	Dell International LLC / EMC Corp
Beverages - 0.93%				3.48%, 06/01/2019(c)	600	598
Anheuser-Busch InBev Finance Inc				International Business Machines Corp
3.30%, 02/01/2023		400	389	2.25%, 02/19/2021	500	490
Anheuser-Busch InBev Worldwide Inc						$1,680
3.17%, 01/12/2024		150	145	Consumer Products - 0.26%
3 Month USD LIBOR + 0.74%				Reckitt Benckiser Treasury Services PLC
Keurig Dr Pepper Inc				3.38%, 06/24/2022(c)	400	393
3.55%, 05/25/2021(c)		250	250	3 Month USD LIBOR + 0.56%
4.06%, 05/25/2023(c)		100	100	Credit Card Asset Backed Securities - 0.20%
PepsiCo Inc				Capital One Multi-Asset Execution Trust
1.35%, 10/04/2019		350	346	2.97%, 09/16/2024	300	301
2.15%, 10/14/2020		200	197	1.00 x 1 Month USD LIBOR + 0.51%
			$1,427	Diversified Financial Services - 1.03%
Biotechnology - 1.53%				American Express Co
Amgen Inc				3.70%, 11/05/2021	150	151
2.20%, 05/22/2019		373	372	GE Capital International Funding Co Unlimited
2.20%, 05/11/2020		200	198	Co
2.65%, 05/11/2022		400	391	2.34%, 11/15/2020	750	724
Biogen Inc				GTP Acquisition Partners I LLC
2.90%, 09/15/2020		500	496	2.35%, 06/15/2045(c)	721	710
Celgene Corp						$1,585
3.25%, 08/15/2022		250	246	Electric - 3.83%
3.63%, 05/15/2024		350	341	Alabama Power Co
Gilead Sciences Inc				2.45%, 03/30/2022	250	243
1.85%, 09/20/2019		300	297	Alliant Energy Finance LLC
			$2,341	3.75%, 06/15/2023(c)	150	151
Building Materials - 0.19%				Black Hills Corp
Martin Marietta Materials Inc				4.25%, 11/30/2023	500	504
3.29%, 12/20/2019		300	299	CenterPoint Energy Inc
3 Month USD LIBOR + 0.50%				3.60%, 11/01/2021	300	301
Chemicals - 0.68%				Dominion Energy Inc
Air Liquide Finance SA				2.58%, 07/01/2020	200	197
1.75%, 09/27/2021(c)		250	239	2.96%, 07/01/2019(f)	650	648
Chevron Phillips Chemical Co LLC / Chevron				Duke Energy Florida LLC
Phillips Chemical Co LP				1.85%, 01/15/2020	400	396
2.45%, 05/01/2020(c)		168	166	3.10%, 08/15/2021	250	250
3.30%, 05/01/2023(c)		200	198	Emera US Finance LP
DowDuPont Inc				2.70%, 06/15/2021	300	292
3.82%, 11/15/2023		250	246	Exelon Corp
3 Month USD LIBOR + 1.11%				3.50%, 06/01/2022	500	489
International Flavors & Fragrances Inc				Fortis Inc/Canada
3.40%, 09/25/2020		100	100	2.10%, 10/04/2021	633	608
Westlake Chemical Corp				Indiantown Cogeneration LP
3.60%, 07/15/2022		100	99	9.77%, 12/15/2020	134	142
			$1,048	San Diego Gas & Electric Co
Commercial Mortgage Backed Securities - 1.13%				1.91%, 02/01/2022	101	99
Ginnie Mae				Sempra Energy
0.49%, 09/16/2055(e),(f)		2,951	93	2.40%, 02/01/2020	250	247
0.70%, 01/16/2054(e),(f)		2,669	92	2.94%, 01/15/2021	500	492
0.76%, 10/16/2054(e),(f)		3,439	113	3 Month USD LIBOR + 0.50%
0.84%, 02/16/2055(e),(f)		5,452	178	Southern California Edison Co
0.87%, 01/16/2055(e),(f)		5,599	224	1.85%, 02/01/2022	207	201
1.06%, 06/16/2045(e),(f)		1,443	80	Texas-New Mexico Power Co
1.37%, 12/16/2036(e),(f)		2,050	109	9.50%, 04/01/2019(c)	202	205
GS Mortgage Securities Trust 2017-GS6				WEC Energy Group Inc
1.95%, 05/10/2050		488	477	3.38%, 06/15/2021	400	400
JPMDB Commercial Mortgage Securities Trust						$5,865
2016-	C4			Electronics - 0.59%
1.54%, 12/15/2049		373	363	Fortive Corp
			$1,729	1.80%, 06/15/2019	35	35
				2.35%, 06/15/2021	300	292
				Honeywell International Inc
				1.85%, 11/01/2021	600	580
						$907

See accompanying notes.

83

     Schedule of Investments Short-Term Income Account December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker - 11.22%			Insurance (continued)
Fannie Mae			MassMutual Global Funding II
1.38%, 10/07/2021	$650	$631	1.55%, 10/11/2019(c)	$350	$346
1.88%, 04/05/2022	3,000	2,940	2.00%, 04/15/2021(c)	450	438
2.00%, 01/05/2022	1,000	985	2.35%, 04/09/2019(c)	865	864
2.38%, 01/19/2023	4,000	3,970	Metropolitan Life Global Funding I
2.75%, 06/22/2021	1,225	1,232	1.95%, 09/15/2021(c)	470	454
2.88%, 10/30/2020	800	804	2.30%, 04/10/2019(c)	573	572
2.88%, 09/12/2023	1,600	1,619	3.03%, 09/07/2020(c)	250	248
Freddie Mac			United States Secured Overnight Financing
2.38%, 02/16/2021	500	498	Rate + 0.57%
2.38%, 01/13/2022	1,000	996	3.18%, 06/12/2020(c)	250	250
2.50%, 04/23/2020	2,000	1,997	3 Month USD LIBOR + 0.40%
2.75%, 06/19/2023	1,500	1,509	New York Life Global Funding
		$17,181	1.95%, 02/11/2020(c)	400	395
Food - 1.29%			2.00%, 04/13/2021(c)	400	390
Conagra Brands Inc			2.15%, 06/18/2019(c)	124	123
3.22%, 10/22/2020	250	249	3.29%, 06/10/2022(c)	1,000	986
3 Month USD LIBOR + 0.75%			3 Month USD LIBOR + 0.52%
3.80%, 10/22/2021	100	100			$7,073
Kraft Heinz Foods Co			Internet - 0.49%
3.19%, 02/10/2021	400	397	Amazon.com Inc
3 Month USD LIBOR + 0.57%			2.40%, 02/22/2023	500	484
4.00%, 06/15/2023	150	150	2.60%, 12/05/2019	273	272
Mondelez International Holdings Netherlands BV					$756
1.63%, 10/28/2019(c)	500	493	Machinery - Construction & Mining - 0.32%
Tyson Foods Inc			Caterpillar Financial Services Corp
2.25%, 08/23/2021	150	145	2.55%, 11/29/2022	500	486
3.10%, 08/21/2020	200	197	Machinery - Diversified - 0.39%
3 Month USD LIBOR + 0.45%			John Deere Capital Corp
3.16%, 05/30/2019	250	250	2.05%, 03/10/2020	350	346
3 Month USD LIBOR + 0.45%			3.32%, 06/07/2023	250	246
		$1,981	3 Month USD LIBOR + 0.55%
Healthcare - Products - 0.49%					$592
Medtronic Global Holdings SCA			Media - 0.98%
1.70%, 03/28/2019	500	499	Comcast Corp
Medtronic Inc			2.85%, 10/01/2021	250	247
2.50%, 03/15/2020	250	249	3 Month USD LIBOR + 0.44%
		$748	3.30%, 10/01/2020	250	251
Healthcare - Services - 0.44%			Time Warner Cable LLC
Humana Inc			8.25%, 04/01/2019	505	511
2.50%, 12/15/2020	100	98	Walt Disney Co/The
Roche Holdings Inc			1.95%, 03/04/2020	500	495
3.14%, 09/30/2019(c)	323	323			$1,504
3 Month USD LIBOR + 0.34%			Mining - 0.13%
UnitedHealth Group Inc			Glencore Funding LLC
1.95%, 10/15/2020	250	246	4.13%, 05/30/2023(c)	200	196
		$667	Miscellaneous Manufacturers - 0.81%
Home Equity Asset Backed Securities - 0.01%			General Electric Co
RASC Series 2005-AHL2 Trust			5.50%, 01/08/2020	150	152
2.86%, 10/25/2035	18	18	Ingersoll-Rand Global Holding Co Ltd
1.00 x 1 Month USD LIBOR + 0.35%			2.90%, 02/21/2021	500	495
Housewares - 0.26%			Siemens Financieringsmaatschappij NV
Newell Brands Inc			2.20%, 03/16/2020(c)	350	346
2.60%, 03/29/2019	200	200	3.40%, 03/16/2022(c)	250	250
3.85%, 04/01/2023	200	197	3 Month USD LIBOR + 0.61%
		$397			$1,243
Insurance - 4.62%			Mortgage Backed Securities - 6.04%
Allstate Corp/The			Alternative Loan Trust 2004-J8
3.43%, 03/29/2023	250	245	6.00%, 02/25/2017	4	4
3 Month USD LIBOR + 0.63%			Banc of America Funding 2004-1 Trust
Berkshire Hathaway Finance Corp			5.25%, 02/25/2019	1	1
1.70%, 03/15/2019	500	499	Banc of America Funding 2004-3 Trust
Berkshire Hathaway Inc			4.75%, 09/25/2019	1	1
2.75%, 03/15/2023	500	491	CHL Mortgage Pass-Through Trust 2003-46
Five Corners Funding Trust			4.28%, 01/19/2034(f)	35	35
4.42%, 11/15/2023(c)	750	772	CHL Mortgage Pass-Through Trust 2004-J7
			5.00%, 09/25/2019	1	1

See accompanying notes.

84

Schedule of Investments
Short-Term Income Account
December 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities			Sequoia Mortgage Trust 2018-6
Corp			4.00%, 07/25/2048(c),(f)	$197	$198
5.00%, 09/25/2019	$2	$2	Sequoia Mortgage Trust 2018-7
CSFB Mortgage-Backed Pass-Through			4.00%, 09/25/2048(c),(f)	240	243
Certificates Series 2004-AR4			Sequoia Mortgage Trust 2018-8
3.47%, 05/25/2034	20	20	4.00%, 11/25/2048(c),(f)	733	736
1.00 x 1 Month USD LIBOR + 0.96%			Sequoia Mortgage Trust 2018-CH3
CSFB Mortgage-Backed Trust Series 2004-7			4.00%, 08/25/2048(c),(f)	214	215
5.00%, 10/25/2019	4	4	Wells Fargo Mortgage Backed Securities 2018-1
CSMC 2017-HL2 Trust			3.50%, 07/25/2047(c),(f)	395	391
3.50%, 10/25/2047(c),(f)	434	429			$9,245
JP Morgan Mortgage Trust 2004-A3			Oil & Gas - 1.47%
4.28%, 07/25/2034(f)	22	22	BP Capital Markets PLC
JP Morgan Mortgage Trust 2004-S1			4.75%, 03/10/2019	423	424
5.00%, 09/25/2034	38	38	Chevron Corp
JP Morgan Mortgage Trust 2016-4			2.90%, 03/03/2024	250	244
3.50%, 10/25/2046(c),(f)	599	593	3.22%, 03/03/2022	250	250
JP Morgan Mortgage Trust 2017-2			3 Month USD LIBOR + 0.48%
3.50%, 05/25/2047(c),(f)	397	392	Cimarex Energy Co
JP Morgan Mortgage Trust 2017-4			4.38%, 06/01/2024	250	249
3.50%, 11/25/2048(c),(f)	407	402	Phillips 66
JP Morgan Mortgage Trust 2017-6			3.19%, 04/15/2020(c)	300	300
3.50%, 12/25/2048(c),(f)	221	218	3 Month USD LIBOR + 0.75%
JP Morgan Mortgage Trust 2018-3			Shell International Finance BV
3.50%, 09/25/2048(c),(f)	464	457	2.13%, 05/11/2020	505	500
JP Morgan Mortgage Trust 2018-4			2.38%, 08/21/2022	300	292
3.50%, 10/25/2048(c),(f)	278	274			$2,259
JP Morgan Mortgage Trust 2018-6			Oil & Gas Services - 0.16%
3.50%, 12/25/2048(c),(f)	379	374	Baker Hughes a GE Co LLC / Baker Hughes Co-
MASTR Asset Securitization Trust 2004-11			Obligor Inc
5.00%, 12/25/2019	1	1	2.77%, 12/15/2022	250	240
MASTR Asset Securitization Trust 2004-9			Other Asset Backed Securities - 6.40%
5.00%, 09/25/2019	2	2	CCG Receivables Trust 2018-1
PHH Mortgage Trust Series 2008-CIM1			2.50%, 06/16/2025(c)	94	94
5.22%, 06/25/2038	85	82	CCG Receivables Trust 2018-2
1.00 x 1 Month USD LIBOR + 2.25%			3.09%, 12/15/2025(c)	500	499
Prime Mortgage Trust 2005-2			Drug Royalty II LP 2
5.25%, 07/25/2020	42	41	3.48%, 07/15/2023(c)	190	190
Provident Funding Mortgage Loan Trust 2005-1			Drug Royalty III LP 1
3.09%, 05/25/2035	98	97	3.98%, 04/15/2027(c)	103	103
1.00 x 1 Month USD LIBOR + 0.58%			4.27%, 10/15/2031(c)	250	252
PSMC 2018-1 Trust			4.94%, 04/15/2027(c)	169	170
3.50%, 02/25/2048(c),(f)	457	452	1.00 x 3 Month USD LIBOR + 2.50%
PSMC 2018-2 Trust			MMAF Equipment Finance LLC 2018-A
3.50%, 06/25/2048(c),(f)	478	472	2.92%, 07/12/2021(c)	298	297
PSMC 2018-3 Trust			MVW Owner Trust 2015-1
4.00%, 08/25/2048(c),(f)	244	246	2.52%, 12/20/2032(c)	253	250
PSMC 2018-4 Trust			MVW Owner Trust 2016-1
4.00%, 11/25/2048(c),(f)	735	740	2.25%, 12/20/2033(c)	217	212
RALI Series 2004-QS3 Trust			MVW Owner Trust 2018-1
5.00%, 03/25/2019	1	—	3.45%, 01/21/2036(c)	466	471
RBSSP Resecuritization Trust 2009-7			PFS Financing Corp
2.71%, 06/26/2037(c)	19	18	2.40%, 10/17/2022(c)	300	296
1.00 x 1 Month USD LIBOR + 0.40%			2.93%, 10/15/2021(c)	200	200
Sequoia Mortgage Trust 2013-4			1.00 x 1 Month USD LIBOR + 0.47%
1.55%, 04/25/2043(f)	44	42	3.04%, 03/15/2021(c)	750	750
Sequoia Mortgage Trust 2013-8			1.00 x 1 Month USD LIBOR + 0.58%
2.25%, 06/25/2043(f)	303	297	3.06%, 07/15/2022(c)	750	752
Sequoia Mortgage Trust 2017-1			1.00 x 1 Month USD LIBOR + 0.60%
3.50%, 02/25/2047(c),(f)	411	406	3.19%, 04/17/2023(c)	250	250
Sequoia Mortgage Trust 2017-2			Trafigura Securitisation Finance PLC 2017-1
3.50%, 02/25/2047(c),(f)	201	199	3.31%, 12/15/2020(c)	1,000	1,005
Sequoia Mortgage Trust 2017-3			1.00 x 1 Month USD LIBOR + 0.85%
3.50%, 04/25/2047(c),(f)	361	358	Verizon Owner Trust 2016-1
Sequoia Mortgage Trust 2018-3			1.42%, 01/20/2021(c)	246	245
3.50%, 03/25/2048(c),(f)	277	274	Verizon Owner Trust 2016-2
Sequoia Mortgage Trust 2018-5			1.68%, 05/20/2021(c)	890	885
3.50%, 05/25/2048(c),(f)	472	468

See accompanying notes.

85

     Schedule of Investments Short-Term Income Account December 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)		Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)			REITs (continued)
Verizon Owner Trust 2017-1			SBA Tower Trust
2.06%, 09/20/2021(c)	$250	$248	2.88%, 07/15/2046(c)		$400	$393
Verizon Owner Trust 2017-2			3.17%, 04/09/2047(c)		400	393
1.92%, 12/20/2021(c)	750	742	Welltower Inc
Verizon Owner Trust 2017-3			3.75%, 03/15/2023		80	80
2.06%, 04/20/2022(c)	300	296	4.95%, 01/15/2021		250	256
Verizon Owner Trust 2018-1						$3,087
2.82%, 09/20/2022(c)	500	499	Retail - 0.81%
Verizon Owner Trust 2018-A			Home Depot Inc/The
3.23%, 04/20/2023	600	604	1.80%, 06/05/2020		500	493
Volvo Financial Equipment LLC Series 2018-1			McDonald's Corp
2.26%, 09/15/2020(c)	232	231	2.75%, 12/09/2020		500	496
VSE 2018-A Voi Mortgage LLC			Walmart Inc
3.56%, 02/20/2036(c)	262	265	1.75%, 10/09/2019		100	99
		$9,806	1.90%, 12/15/2020		150	148
Packaging & Containers - 0.13%						$1,236
Packaging Corp of America			Savings & Loans - 0.00%
2.45%, 12/15/2020	200	196	Washington Mutual Bank / Henderson NV
Pharmaceuticals - 1.41%			0.00%, 01/15/2013(g),(h),(i)		200	—
AbbVie Inc			Semiconductors - 0.80%
2.30%, 05/14/2021	200	195	Broadcom Corp / Broadcom Cayman Finance Ltd
2.50%, 05/14/2020	336	334	2.38%, 01/15/2020		600	593
Bayer US Finance II LLC			3.00%, 01/15/2022		200	192
3.50%, 06/25/2021(c)	250	248	Microchip Technology Inc
3.80%, 12/15/2023(c)	250	239	4.33%, 06/01/2023(c)		200	195
3 Month USD LIBOR + 1.01%			QUALCOMM Inc
3.88%, 12/15/2023(c)	200	197	3.25%, 01/30/2023		250	249
Cigna Corp			3 Month USD LIBOR + 0.73%
3.44%, 09/17/2021(c)	500	493				$1,229
3 Month USD LIBOR + 0.65%			Software - 0.86%
CVS Health Corp			Microsoft Corp
3.13%, 03/09/2020	200	200	1.10%, 08/08/2019		250	247
Mead Johnson Nutrition Co			1.85%, 02/12/2020		400	397
3.00%, 11/15/2020	250	249	Oracle Corp
		$2,155	1.90%, 09/15/2021		200	194
Pipelines - 2.24%			2.25%, 10/08/2019		250	249
Buckeye Partners LP			VMware Inc
4.15%, 07/01/2023	400	389	2.95%, 08/21/2022		250	238
Columbia Pipeline Group Inc						$1,325
3.30%, 06/01/2020	168	167	Student Loan Asset Backed Securities - 5.25%
Enterprise Products Operating LLC			Commonbond Student Loan Trust 2018-BGS
3.50%, 02/01/2022	500	501	3.56%, 09/25/2045(c)		380	380
Florida Gas Transmission Co LLC			Commonbond Student Loan Trust 2018-C-GS
3.88%, 07/15/2022(c)	250	252	3.87%, 02/25/2046(c)		350	351
7.90%, 05/15/2019(c)	559	567	Keycorp Student Loan Trust 2000-b
Kinder Morgan Inc/DE			2.80%, 07/25/2029		468	465
3.72%, 01/15/2023	500	489	1.00 x 3 Month USD LIBOR + 0.31%
3 Month USD LIBOR + 1.28%			KeyCorp Student Loan Trust 2003-A
ONEOK Partners LP			3.02%, 01/25/2037		653	639
5.00%, 09/15/2023	325	335	1.00 x 3 Month USD LIBOR + 0.53%
TransCanada PipeLines Ltd			KeyCorp Student Loan Trust 2004-A
4.83%, 05/15/2067	900	725	3.04%, 01/27/2042		2	2
3 Month USD LIBOR + 2.21%			1.00 x 3 Month USD LIBOR + 0.53%
		$3,425	KeyCorp Student Loan Trust 2006-A
REITs - 2.02%			3.13%, 09/27/2035		155	155
Alexandria Real Estate Equities Inc			1.00 x 3 Month USD LIBOR + 0.31%
2.75%, 01/15/2020	510	506	Navient Private Education Loan Trust 2014-CT
3.90%, 06/15/2023	250	251	3.16%, 09/16/2024(c)		84	84
CubeSmart LP			1.00 x 1 Month USD LIBOR + 0.70%
4.38%, 12/15/2023	92	94	Navient Private Education Loan Trust 2017-A
Digital Realty Trust LP			2.86%, 12/16/2058(c)		126	126
3.40%, 10/01/2020	300	299	1.00 x 1 Month USD LIBOR + 0.40%
Healthcare Realty Trust Inc			Navient Private Education Loan Trust 2018-B
3.75%, 04/15/2023	365	359	2.81%, 12/15/2059(c)		163	163
Hospitality Properties Trust			1.00 x 1 Month USD LIBOR + 0.35%
4.50%, 06/15/2023	200	202	Navient Private Education Refi Loan Trust
Omega Healthcare Investors Inc			2018	-A
4.95%, 04/01/2024	250	254	2.53%, 02/18/2042(c)		333	330

See accompanying notes.

86

Schedule of Investments
Short-Term Income Account
December 31, 2018

		Principal			Principal
BONDS (continued)		Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)				Transportation - 0.68%
Navient Private Education Refi Loan Trust				Ryder System Inc
2018	-C			2.25%, 09/01/2021	$200	$193
3.01%, 06/16/2042(c)		$220	$219	3.75%, 06/09/2023	200	199
Navient Private Education Refi Loan Trust				United Parcel Service Inc
2018	-D			2.85%, 04/01/2023	650	646
2.76%, 12/15/2059(c)		329	329	3 Month USD LIBOR + 0.45%
1.00 x 1 Month USD LIBOR + 0.30%						$1,038
Navient Student Loan Trust 2018-EA				TOTAL BONDS		$146,743
3.43%, 12/15/2059(c)		1,000	1,004	U.S. GOVERNMENT & GOVERNMENT	Principal
SLM Private Credit Student Loan Trust 2002-A				AGENCY OBLIGATIONS - 2.73%	Amount (000's) Value (000's)
3.34%, 12/16/2030		364	364	Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%
1.00 x 3 Month USD LIBOR + 0.55%				4.13%, 09/01/2035	$12	$13
SLM Private Credit Student Loan Trust 2004-A				1.00 x US Treasury Yield Curve Rate T
3.19%, 06/15/2033		142	140	Note Constant Maturity 1 Year + 2.25%
1.00 x 3 Month USD LIBOR + 0.40%				Federal National Mortgage Association (FNMA) - 0.08%
SLM Private Credit Student Loan Trust 2004-B				3.52%, 12/01/2032	4	4
3.12%, 03/15/2024		462	460	1.00 x 12 Month USD LIBOR + 1.64%
1.00 x 3 Month USD LIBOR + 0.33%				3.62%, 01/01/2035	8	9
SLM Private Credit Student Loan Trust 2006-A				1.00 x 12 Month USD LIBOR + 1.75%
3.08%, 06/15/2039		848	823	4.01%, 04/01/2033	28	29
1.00 x 3 Month USD LIBOR + 0.29%				1.00 x 6 Month USD LIBOR + 1.51%
SLM Private Credit Student Loan Trust 2006-B				4.11%, 02/01/2037	22	23
2.99%, 12/15/2039		332	326	1.00 x US Treasury Yield Curve Rate T
1.00 x 3 Month USD LIBOR + 0.20%				Note Constant Maturity 1 Year + 2.11%
SLM Private Education Loan Trust 2013-A				4.34%, 08/01/2034	7	7
1.77%, 05/17/2027(c)		143	142	1.00 x 12 Month USD LIBOR + 1.63%
SLM Private Education Loan Trust 2013-B				4.40%, 07/01/2034	19	19
1.85%, 06/17/2030(c)		120	120	1.00 x 12 Month USD LIBOR + 1.65%
SMB Private Education Loan Trust 2017-A				4.57%, 02/01/2035	3	4
2.91%, 06/17/2024(c)		50	50	1.00 x 6 Month USD LIBOR + 2.07%
1.00 x 1 Month USD LIBOR + 0.45%				4.69%, 11/01/2035	1	1
SMB Private Education Loan Trust 2017-B				1.00 x Cost of funds for the 11th District of
2.73%, 06/17/2024(c)		297	297	San Francisco + 1.27%
1.00 x 1 Month USD LIBOR + 0.27%				4.75%, 12/01/2033	12	12
SMB Private Education Loan Trust 2018-A				1.00 x 6 Month USD LIBOR + 2.25%
2.81%, 03/16/2026(c)		650	650	4.79%, 11/01/2032	3	3
1.00 x 1 Month USD LIBOR + 0.35%				1.00 x US Treasury Yield Curve Rate T
SMB Private Education Loan Trust 2018-B				Note Constant Maturity 1 Year + 2.29%
2.78%, 12/16/2024(c)		217	217	8.00%, 05/01/2027	6	6
1.00 x 1 Month USD LIBOR + 0.32%						$117
SMB Private Education Loan Trust 2018-C				Government National Mortgage Association (GNMA) - 0.00%
2.76%, 09/15/2025(c)		208	208	10.00%, 06/15/2020	1	1
1.00 x 1 Month USD LIBOR + 0.30%
			$8,044	U.S. Treasury - 2.64%
				1.88%, 08/31/2022	2,000	1,957
Telecommunications - 2.25%				2.63%, 06/15/2021	125	125
AT&T Inc				2.75%, 07/31/2023	200	202
3.50%, 02/15/2023		250	245	2.88%, 10/31/2020	750	755
3 Month USD LIBOR + 0.89%				2.88%, 11/15/2021	1,000	1,011
3.60%, 02/17/2023		200	199			$4,050
Cisco Systems Inc				TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
2.20%, 02/28/2021		250	247	OBLIGATIONS		$4,181
4.95%, 02/15/2019		500	501	Total Investments		$155,780
Crown Castle Towers LLC				Other Assets and Liabilities - (1.71)%		(2,622)
3.22%, 05/15/2022(c)		75	74	TOTAL NET ASSETS - 100.00%		$153,158
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023(c)		516	509	(a)	Affiliated Security. Security is either an affiliate (and registered under the
4.74%, 03/20/2025(c)		950	932	Investment Company Act of 1940) or an affiliate as defined by the Investment
Verizon Communications Inc				Company Act of 1940 (controls 5.0% or more of the outstanding voting
3.20%, 05/22/2020		200	199	shares of the security). Please see affiliated sub-schedule for transactional
3 Month USD LIBOR + 0.55%				information.
Vodafone Group PLC				(b) Current yield shown is as of period end.
3.43%, 01/16/2024		250	244	(c)	Security exempt from registration under Rule 144A of the Securities Act of
3 Month USD LIBOR + 0.99%				1933. These securities may be resold in transactions exempt from registration,
3.75%, 01/16/2024		300	296	normally to qualified institutional buyers. At the end of the period, the value of
			$3,446	these securities totaled $49,562 or 32.36% of net assets.
				(d)	Rate shown is as of period end. The rate may be a variable or floating rate or
				a fixed rate which may convert to a variable or floating rate in the future.

See accompanying notes.

87

     Schedule of Investments Short-Term Income Account December 31, 2018

(e)	Security is an Interest Only Strip.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g)	Non-income producing security
(h)	The value of these investments was determined using significant unobservable inputs.
(i)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	27.30%
Asset Backed Securities	21.29%
Government	13.86%
Mortgage Securities	7.26%
Consumer, Non-cyclical	6.35%
Industrial	4.30%
Energy	3.87%
Utilities	3.83%
Communications	3.72%
Consumer, Cyclical	3.19%
Investment Companies	3.17%
Technology	2.76%
Basic Materials	0.81%
Other Assets and Liabilities	(1.71)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	December 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.11%	$2,438		$66,954	$64,536		$4,856
	$2,438		$66,954	$64,536		$4,856

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.11%	$51	$—		$—		$—
	$51	$—		$—		$—
Amounts in thousands

See accompanying notes.

88

Schedule of Investments
SmallCap Account
December 31, 2018

COMMON STOCKS - 98.31%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Automobile Parts & Equipment - 2.03%			Electric - 3.18%
Altra Industrial Motion Corp	79,900	$2,010	PNM Resources Inc	63,280	$2,600
Modine Manufacturing Co (a)	48,300	522	Portland General Electric Co	60,000	2,751
Visteon Corp (a)	14,700	886			$5,351
		$3,418	Electrical Components & Equipment - 0.23%
Banks - 10.46%			nLight Inc (a)	21,290	379
Cadence BanCorp	59,400	997	Electronics - 3.83%
Cathay General Bancorp	68,600	2,300	Advanced Energy Industries Inc (a)	28,300	1,215
CenterState Bank Corp	88,840	1,869	II-VI Inc (a)	43,800	1,422
First Interstate BancSystem Inc	29,800	1,089	SYNNEX Corp	22,800	1,843
First Merchants Corp	32,800	1,124	Vishay Intertechnology Inc	108,900	1,961
Franklin Financial Network Inc (a)	22,700	599			$6,441
Independent Bank Corp/MI	2,600	55	Engineering & Construction - 2.06%
Lakeland Bancorp Inc	22,750	337	MasTec Inc (a)	54,500	2,211
Popular Inc	35,500	1,676	Tutor Perini Corp (a)	78,100	1,247
Sandy Spring Bancorp Inc	35,900	1,125			$3,458
TCF Financial Corp	107,600	2,097	Entertainment - 4.00%
Umpqua Holdings Corp	114,200	1,816	Eldorado Resorts Inc (a)	69,600	2,520
Union Bankshares Corp	38,000	1,073	Golden Entertainment Inc (a)	49,900	799
United Community Banks Inc/GA	66,820	1,434	Live Nation Entertainment Inc (a)	31,300	1,542
		$17,591	Vail Resorts Inc	8,870	1,870
Biotechnology - 3.56%					$6,731
Acceleron Pharma Inc (a)	18,600	810	Environmental Control - 2.50%
Allogene Therapeutics Inc (a)	9,800	264	Advanced Disposal Services Inc (a)	89,900	2,152
Aratana Therapeutics Inc (a)	55,800	342	AquaVenture Holdings Ltd (a)	15,540	294
Bluebird Bio Inc (a)	3,500	347	Energy Recovery Inc (a)	44,910	302
Denali Therapeutics Inc (a)	30,300	626	Tetra Tech Inc	28,100	1,455
DNIB Unwind Inc - Warrants (a),(b),(c)	1,938	—			$4,203
Exact Sciences Corp (a)	12,100	764
FibroGen Inc (a)	17,600	815	Food - 1.37%
Insmed Inc (a)	20,340	267	Darling Ingredients Inc (a)	119,500	2,299
MacroGenics Inc (a)	29,800	378	Gas - 1.48%
Magenta Therapeutics Inc (a)	38,100	217	Southwest Gas Holdings Inc	32,450	2,482
Sage Therapeutics Inc (a)	1,650	158	Healthcare - Products - 1.61%
Seattle Genetics Inc (a)	11,952	677	Intersect ENT Inc (a)	25,300	713
Spark Therapeutics Inc (a)	8,155	319	Nevro Corp (a)	22,640	880
		$5,984	RA Medical Systems Inc (a)	29,300	233
Chemicals - 1.47%			STAAR Surgical Co (a)	27,700	884
Cabot Corp	32,860	1,411			$2,710
Univar Inc (a)	59,700	1,059	Healthcare - Services - 3.98%
		$2,470	Addus HomeCare Corp (a)	19,100	1,297
Commercial Services - 7.79%			Encompass Health Corp	33,800	2,085
AMN Healthcare Services Inc (a)	48,000	2,720	Natera Inc (a)	31,000	433
Arlo Technologies Inc (a)	55,950	558	Syneos Health Inc (a)	46,560	1,832
ASGN Inc (a)	23,940	1,305	Teladoc Health Inc (a)	21,200	1,051
Brink's Co/The	33,350	2,156			$6,698
ICF International Inc	23,300	1,509	Home Builders - 0.74%
K12 Inc (a)	55,501	1,376	William Lyon Homes (a)	116,760	1,248
Korn Ferry	43,270	1,711	Home Furnishings - 0.10%
Medifast Inc	10,460	1,308	Sonos Inc (a)	16,500	162
SP Plus Corp (a)	15,300	452	Insurance - 3.96%
		$13,095	First American Financial Corp	2,370	106
Computers - 3.84%			Hanover Insurance Group Inc/The	18,900	2,207
CACI International Inc (a)	15,500	2,232	Kemper Corp	17,810	1,182
ExlService Holdings Inc (a)	24,400	1,284	MGIC Investment Corp (a)	148,500	1,553
Perspecta Inc	108,100	1,862	National General Holdings Corp	66,600	1,613
PlayAGS Inc (a)	35,400	814			$6,661
Tenable Holdings Inc (a)	11,700	260	Internet - 0.48%
		$6,452	Anaplan Inc (a)	11,214	298
Consumer Products - 0.82%			Eventbrite Inc (a)	18,100	503
Central Garden & Pet Co - A Shares (a)	44,220	1,382			$801
Diversified Financial Services - 3.16%			Iron & Steel - 0.74%
BGC Partners Inc	111,100	574	Reliance Steel & Aluminum Co	8,010	570
Hamilton Lane Inc	23,546	871	Steel Dynamics Inc	22,250	668
LPL Financial Holdings Inc	17,700	1,081			$1,238
Moelis & Co	45,200	1,554	Leisure Products & Services - 1.62%
Piper Jaffray Cos	18,750	1,235	Planet Fitness Inc (a)	50,900	2,729
		$5,315	Lodging - 1.16%
			Extended Stay America Inc	125,300	1,942

See accompanying notes.

89

Schedule of Investments
SmallCap Account
December 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Machinery - Diversified - 1.25%			Software (continued)
Columbus McKinnon Corp/NY	26,478	$798	SolarWinds Corp (a)	105,788	$1,463
Gates Industrial Corp PLC (a)	98,210	1,300			$7,918
		$2,098	Telecommunications - 1.65%
Metal Fabrication & Hardware - 1.26%			NETGEAR Inc (a)	27,230	1,417
Rexnord Corp (a)	91,980	2,111	Plantronics Inc	36,200	1,198
Mining - 0.31%			Switch Inc	22,410	157
Alcoa Corp (a)	19,840	527			$2,772
Miscellaneous Manufacturers - 1.20%			TOTAL COMMON STOCKS		$165,274
Hillenbrand Inc	33,050	1,254	INVESTMENT COMPANIES - 0.86%	Shares Held Value (000's)
Trinseo SA	16,830	770	Money Market Funds - 0.86%
		$2,024	Principal Government Money Market Fund	1,443,051	1,443
Oil & Gas - 2.65%			2.11%(d),(e)
Carrizo Oil & Gas Inc (a)	57,300	647	TOTAL INVESTMENT COMPANIES		$1,443
Delek US Holdings Inc	54,300	1,765	Total Investments		$166,717
Mammoth Energy Services Inc	49,000	881	Other Assets and Liabilities - 0.83%		1,400
Ring Energy Inc (a)	125,300	637	TOTAL NET ASSETS - 100.00%		$168,117
Whiting Petroleum Corp (a)	23,100	524
		$4,454	(a) Non-income producing security
Oil & Gas Services - 0.48%			(b)	The value of these investments was determined using significant unobservable
Pioneer Energy Services Corp (a)	153,000	188	inputs.
Select Energy Services Inc (a)	99,200	627	(c)	Fair value of these investments is determined in good faith by the Manager
		$815	under procedures established and periodically reviewed by the Board of
Packaging & Containers - 0.64%			Directors. Certain inputs used in the valuation may be unobservable; however,
Graphic Packaging Holding Co	100,800	1,073	each security is evaluated individually for purposes of ASC 820 which results
Pharmaceuticals - 4.22%			in not all securities being identified as Level 3 of the fair value hierarchy. At
Array BioPharma Inc (a)	42,670	608	the end of the period, the fair value of these securities totaled $0 or 0.00% of
Bellicum Pharmaceuticals Inc (a)	56,800	166	net assets.
Clovis Oncology Inc (a)	11,080	199	(d)	Affiliated Security. Security is either an affiliate (and registered under the
DexCom Inc (a)	8,930	1,070	Investment Company Act of 1940) or an affiliate as defined by the Investment
Horizon Pharma Plc (a)	64,930	1,269	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Neurocrine Biosciences Inc (a)	3,100	221	shares of the security). Please see affiliated sub-schedule for transactional
PRA Health Sciences Inc (a)	17,200	1,582	information.
Prestige Consumer Healthcare Inc (a)	50,300	1,553	(e) Current yield shown is as of period end.
Revance Therapeutics Inc (a)	21,400	431
		$7,099	Portfolio Summary (unaudited)
Real Estate - 0.25%			Sector		Percent
Newmark Group Inc	52,300	419	Financial		24.70%
REITs - 6.62%			Consumer, Non-cyclical		23.35%
Agree Realty Corp	39,200	2,317	Consumer, Cyclical		14.58%
Brandywine Realty Trust	156,900	2,019	Industrial		12.97%
First Industrial Realty Trust Inc	86,680	2,502	Technology		10.27%
Pebblebrook Hotel Trust	80,820	2,288	Utilities		4.66%
Tier REIT Inc	51,900	1,071	Energy		3.13%
Two Harbors Investment Corp	72,560	932	Basic Materials		2.52%
		$11,129	Communications		2.13%
Retail - 4.93%			Investment Companies		0.86%
BJ's Wholesale Club Holdings Inc (a)	87,800	1,946	Other Assets and Liabilities		0.83%
Caleres Inc	80,230	2,233	TOTAL NET ASSETS		100.00%
Carvana Co (a)	57,200	1,871
GMS Inc (a)	86,700	1,288
Ruth's Hospitality Group Inc	41,940	953
		$8,291
Savings & Loans - 0.25%
Berkshire Hills Bancorp Inc	15,600	421
Semiconductors - 1.72%
Aquantia Corp (a)	34,230	300
Entegris Inc	92,600	2,583
		$2,883
Software - 4.71%
Alteryx Inc (a)	13,190	784
Apptio Inc (a)	19,020	722
Aspen Technology Inc (a)	23,300	1,915
Ceridian HCM Holding Inc (a)	13,019	449
Manhattan Associates Inc (a)	21,940	930
Pluralsight Inc (a)	15,084	355
SailPoint Technologies Holding Inc (a)	36,600	860
Smartsheet Inc (a)	17,709	440

See accompanying notes.

90

Schedule of Investments
SmallCap Account
December 31, 2018

Affiliated Securities	December 31, 2017	Purchases		Sales	December 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.11%	$2,243		$52,880	$53,680		$1,443
	$2,243		$52,880	$53,680		$1,443

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.11%	$42	$—		$—		$—
	$42	$—		$—		$—
Amounts in thousands

See accompanying notes.

91

Glossary to the Schedule of Investments

December 31, 2018

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

92

(This page intentionally left blank)

			Financial Highlights
Principal Variable Contracts Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net	Net Realized
	Net Asset Value,	Investment	and Unrealized	Total From	Dividends from	Distributions	Total	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Value, End of
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2018	$17.01	$0.31	($3.25)	($2.94)	($0.35)	$–	($0.35)	$13.72
2017	13.42	0.21	3.67	3.88	(0.29)	–	(0.29)	17.01
2016	13.68	0.24	(0.18)	0.06	(0.32)	–	(0.32)	13.42
2015	14.08	0.26	(0.29)	(0.03)	(0.37)	–	(0.37)	13.68
2014	14.87	0.24	(0.70)	(0.46)	(0.33)	–	(0.33)	14.08
Class 2 shares
2018	17.14	0.27	(3.28)	(3.01)	(0.32)	–	(0.32)	13.81
2017	13.52	0.17	3.71	3.88	(0.26)	–	(0.26)	17.14
2016	13.78	0.20	(0.18)	0.02	(0.28)	–	(0.28)	13.52
2015	14.19	0.21	(0.29)	(0.08)	(0.33)	–	(0.33)	13.78
2014	14.97	0.21	(0.70)	(0.49)	(0.29)	–	(0.29)	14.19
EQUITY INCOME ACCOUNT
Class 1 shares
2018	26.08	0.64	(1.72)	(1.08)	(0.52)	(1.62)	(2.14)	22.86
2017	23.20	0.56	4.14	4.70	(0.58)	(1.24)	(1.82)	26.08
2016	21.67	0.57	2.77	3.34	(0.64)	(1.17)	(1.81)	23.20
2015	23.12	0.58	(1.46)	(0.88)	(0.57)	–	(0.57)	21.67
2014	21.00	0.57	2.09	2.66	(0.54)	–	(0.54)	23.12
Class 2 shares
2018	25.87	0.57	(1.70)	(1.13)	(0.46)	(1.62)	(2.08)	22.66
2017	23.03	0.49	4.11	4.60	(0.52)	(1.24)	(1.76)	25.87
2016	21.52	0.51	2.75	3.26	(0.58)	(1.17)	(1.75)	23.03
2015	22.96	0.52	(1.45)	(0.93)	(0.51)	–	(0.51)	21.52
2014	20.87	0.51	2.07	2.58	(0.49)	–	(0.49)	22.96

See accompanying notes.

94

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.

	Net Assets, End of Period (in	Ratio of Expenses to Average Net	Ratio of Net Investment Income to
Total Return(b)	thousands)	Assets	Average Net Assets	Portfolio Turnover Rate

(17.54)%	$233,612	0.91%	1.91%	59.3%
29.06	292,975	0.91	1.37	42.8
0.36	243,997	0.91	1.77	56.8
(0.35)	273,300	0.88	1.80	48.2
(3.21)	429,194	0.86	1.64	62.1

(17.78)	2,020	1.16	1.65	59.3
28.79	1,868	1.16	1.10	42.8
0.11	1,362	1.16	1.50	56.8
(0.65)	1,360	1.13	1.47	48.2
(3.41)	1,266	1.11	1.38	62.1

(5.01)	636,177	0.49	2.47	13.2
21.08	572,629	0.50	2.26	15.9
15.72	525,829	0.50	2.54	17.1
(3.93)	513,126	0.49	2.54	10.7
12.80	599,407	0.48	2.57	11.6

(5.24)	25,207	0.74	2.23	13.2
20.77	27,469	0.75	2.00	15.9
15.43	24,197	0.75	2.29	17.1
(4.15)	23,215	0.74	2.29	10.7
12.46	25,491	0.73	2.32	11.6

(a) Calculated based on average shares outstanding during the period.

(b)Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

See accompanying notes.

95

Financial Highlights
Principal Variable Contracts Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net	Net Realized
	Net Asset Value,	Investment	and Unrealized	Total From	Dividends from	Distributions	Total	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Value, End of
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	Period
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2018	$9.76	$0.23	($0.15)	$0.08	($0.37)	$–	($0.37)	$9.47
2017	9.98	0.31	(0.12)	0.19	(0.41)	–	(0.41)	9.76
2016	10.16	0.33	(0.14)	0.19	(0.37)	–	(0.37)	9.98
2015	10.44	0.27	(0.19)	0.08	(0.35)	(0.01)	(0.36)	10.16
2014	10.33	0.27	0.25	0.52	(0.41)	–	(0.41)	10.44
Class 2 shares
2018	9.75	0.21	(0.15)	0.06	(0.35)	–	(0.35)	9.46
2017	9.98	0.28	(0.13)	0.15	(0.38)	–	(0.38)	9.75
2016	10.17	0.31	(0.15)	0.16	(0.35)	–	(0.35)	9.98
2015	10.45	0.25	(0.18)	0.07	(0.34)	(0.01)	(0.35)	10.17
2014	10.34	0.24	0.25	0.49	(0.38)	–	(0.38)	10.45
INCOME ACCOUNT
Class 1 shares
2018	10.39	0.36	(0.28)	0.08	(0.46)	–	(0.46)	10.01
2017	10.34	0.36	0.16	0.52	(0.47)	–	(0.47)	10.39
2016	10.24	0.38	0.21	0.59	(0.49)	–	(0.49)	10.34
2015	10.78	0.39	(0.46)	(0.07)	(0.47)	–	(0.47)	10.24
2014	10.68	0.43	0.16	0.59	(0.49)	–	(0.49)	10.78
Class 2 shares
2018	10.35	0.33	(0.28)	0.05	(0.44)	–	(0.44)	9.96
2017	10.30	0.34	0.16	0.50	(0.45)	–	(0.45)	10.35
2016	10.20	0.36	0.21	0.57	(0.47)	–	(0.47)	10.30
2015	10.73	0.36	(0.45)	(0.09)	(0.44)	–	(0.44)	10.20
2014	10.63	0.40	0.16	0.56	(0.46)	–	(0.46)	10.73

See accompanying notes.

96

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.

	Net Assets, End of Period (in	Ratio of Expenses to Average Net	Ratio of Net Investment Income to
Total Return(b)	thousands)	Assets	Average Net Assets	Portfolio Turnover Rate

0.91%	$219,612	0.51%	2.43%	17.4%
1.88	241,839	0.51	3.09	24.3
1.80	247,620	0.51	3.25	25.8
0.79	286,659	0.51	2.61	21.9
5.08	314,509	0.51	2.56	19.1

0.69	2,627	0.76	2.17	17.4
1.50	2,302	0.76	2.83	24.3
1.54	2,307	0.76	3.02	25.8
0.67	1,837	0.76	2.37	21.9
4.75	916	0.76	2.31	19.1

0.78	178,598	0.51	3.53	9.4
5.12	220,194	0.51	3.47	8.7
5.72	228,874	0.51	3.66	8.1
(0.71)	254,751	0.51	3.62	12.6
5.55	275,597	0.51	3.95	16.6

0.47	3,173	0.76	3.27	9.4
4.87	2,869	0.76	3.22	8.7
5.52	2,695	0.76	3.40	8.1
(0.92)	2,445	0.76	3.38	12.6
5.26	3,036	0.76	3.71	16.6

(a) Calculated based on average shares outstanding during the period.

(b)Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

See accompanying notes.

97

Financial Highlights
Principal Variable Contracts Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net	Net Realized
	Net Asset Value,	Investment	and Unrealized	Total From	Dividends from	Distributions	Total	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Value, End of
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	Period
LARGECAP GROWTH ACCOUNT
Class 1 shares
2018	$32.79	$0.02	($1.91)	($1.89)	($0.08)	($2.57)	($2.65)	$28.25
2017	24.40	0.07	8.43	8.50	(0.11)	–	(0.11)	32.79
2016	25.79	0.11	(1.43)	(1.32)	(0.07)	–	(0.07)	24.40
2015	24.60	0.06	1.17	1.23	(0.04)	–	(0.04)	25.79
2014	22.26	0.03	2.44	2.47	(0.13)	–	(0.13)	24.60
Class 2 shares
2018	32.63	(0.07)	(1.90)	(1.97)	(0.03)	(2.57)	(2.60)	28.06
2017	24.29	(0.02)	8.40	8.38	(0.04)	–	(0.04)	32.63
2016	25.69	0.04	(1.42)	(1.38)	(0.02)	–	(0.02)	24.29
2015	24.53	–	1.16	1.16	–	–	–	25.69
2014	22.20	(0.03)	2.44	2.41	(0.08)	–	(0.08)	24.53
MIDCAP ACCOUNT
Class 1 shares
2018	59.42	0.17	(2.93)	(2.76)	(0.17)	(7.96)	(8.13)	48.53
2017	50.96	0.19	12.48	12.67	(0.32)	(3.89)	(4.21)	59.42
2016	55.24	0.33	5.30	5.63	(0.24)	(9.67)	(9.91)	50.96
2015	60.79	0.22	1.19	1.41	(0.32)	(6.64)	(6.96)	55.24
2014	59.37	0.36	6.96	7.32	(0.32)	(5.58)	(5.90)	60.79
Class 2 shares
2018	59.05	0.02	(2.89)	(2.87)	(0.03)	(7.96)	(7.99)	48.19
2017	50.69	0.05	12.39	12.44	(0.19)	(3.89)	(4.08)	59.05
2016	54.97	0.20	5.27	5.47	(0.08)	(9.67)	(9.75)	50.69
2015	60.54	0.07	1.17	1.24	(0.17)	(6.64)	(6.81)	54.97
2014	59.16	0.21	6.93	7.14	(0.18)	(5.58)	(5.76)	60.54

See accompanying notes.

98

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.

	Net Assets, End of Period (in	Ratio of Expenses to Average Net	Ratio of Net Investment Income to
Total Return(b)	thousands)	Assets	Average Net Assets	Portfolio Turnover Rate

(7.30)%	$98,106	0.69%	0.05%	77.8%
34.89	119,450	0.69	0.23	72.3
(5.13)	96,198	0.69	0.43	78.2
4.98	118,385	0.69	0.23	47.1
11.12	123,091	0.69	0.13	67.2

(7.54)	2,184	0.94	(0.20)	77.8
34.54	1,452	0.94	(0.06)	72.3
(5.38)	923	0.94	0.17	78.2
4.73	1,090	0.94	(0.01)	47.1
10.85	661	0.94	(0.11)	67.2

(6.55)	474,365	0.54	0.29	24.6
25.51	575,104	0.54	0.34	13.4
10.37	576,634	0.54	0.62	13.6
1.64	617,437	0.53	0.37	26.3
12.99	676,836	0.53	0.60	21.6

(6.79) (c)	15,710	0.79	0.04	24.6
25.19 (c)	17,792	0.79	0.09	13.4
10.11	14,985	0.79	0.38	13.6
1.37	15,243	0.78	0.12	26.3
12.70	15,960	0.78	0.35	21.6

(a) Calculated based on average shares outstanding during the period.

(b)Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

99

			Financial Highlights
Principal Variable Contracts Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net	Net Realized
	Net Asset Value,	Investment	and Unrealized	Total From	Dividends from	Distributions	Total	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Value, End of
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	Period
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2018	$28.54	$0.44	($1.19)	($0.75)	($0.34)	($1.59)	($1.93)	$25.86
2017	23.94	0.28	4.66	4.94	(0.34)	–	(0.34)	28.54
2016	22.35	0.30	1.73	2.03	(0.26)	(0.18)	(0.44)	23.94
2015	22.31	0.30	0.20	0.50	(0.06)	(0.40)	(0.46)	22.35
2014	24.45	0.24	2.52	2.76	(0.81)	(4.09)	(4.90)	22.31
Class 2 shares
2018	28.25	0.37	(1.17)	(0.80)	(0.28)	(1.59)	(1.87)	25.58
2017	23.71	0.22	4.60	4.82	(0.28)	–	(0.28)	28.25
2016	22.14	0.24	1.72	1.96	(0.21)	(0.18)	(0.39)	23.71
2015	22.11	0.23	0.21	0.44	(0.01)	(0.40)	(0.41)	22.14
2014	24.27	0.18	2.50	2.68	(0.75)	(4.09)	(4.84)	22.11
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2018	20.62	0.37	(1.09)	(0.72)	(0.37)	(1.67)	(2.04)	17.86
2017	21.30	0.25	1.62	1.87	(0.39)	(2.16)	(2.55)	20.62
2016	22.20	0.31	1.09	1.40	(0.32)	(1.98)	(2.30)	21.30
2015	22.33	0.34	0.57	0.91	(0.34)	(0.70)	(1.04)	22.20
2014	17.08	0.29	5.28	5.57	(0.32)	–	(0.32)	22.33
Class 2 shares
2018	20.70	0.34	(1.12)	(0.78)	(0.33)	(1.67)	(2.00)	17.92
2017	21.36	0.19	1.64	1.83	(0.33)	(2.16)	(2.49)	20.70
2016	22.29	0.28	1.06	1.34	(0.29)	(1.98)	(2.27)	21.36
2015	22.45	0.34	0.53	0.87	(0.33)	(0.70)	(1.03)	22.29
2014	17.18	0.27	5.27	5.54	(0.27)	–	(0.27)	22.45

See accompanying notes.

100

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.

	Net Assets, End of Period (in	Ratio of Expenses to Average Net	Ratio of Net Investment Income to
Total Return(b)	thousands)	Assets	Average Net Assets	Portfolio Turnover Rate

(3.41)%	$128,547	0.63%	1.52%	44.9%
20.75	154,472	0.63	1.07	28.5
9.11	147,193	0.63	1.31	33.7
2.18	154,732	0.64	1.33	22.1	(c)
12.45	33,190	0.66	1.02	8.6

(3.64) (d)	8,757	0.88	1.28	44.9
20.46 (d)	8,526	0.88	0.83	28.5
8.85	7,420	0.88	1.06	33.7
1.94	7,517	0.89	1.05	22.1	(c)
12.19	6,891	0.91	0.77	8.6

(4.21)	133,429	0.89	1.89	17.3
9.19	154,615	0.89	1.19	19.6
5.85	158,760	0.89	1.38	31.3
4.21	159,292	0.89	1.54	22.8
32.82	166,701	0.89	1.48	15.7

(4.47)	3,493	1.14	1.73	17.3
8.94	2,830	1.14	0.89	19.6
5.53	4,215	1.14	1.26	31.3
4.00	1,994	1.14	1.56	22.8
32.44	492	1.14	1.37	15.7

(a) Calculated based on average shares outstanding during the period.

(b)Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

(c) Portfolio turnover rate excludes approximately $1,237,000 of purchases from portfolio realignment from the acquisition of LargeCap Blend Account II.

(d)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

101

Financial Highlights
Principal Variable Contracts Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net	Net Realized
	Net Asset Value,	Investment	and Unrealized	Total From	Dividends from	Distributions	Total	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Value, End of
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	Period
SAM BALANCED PORTFOLIO
Class 1 shares
2018	$15.89	$0.36	($1.07)	($0.71)	($0.50)	($0.78)	($1.28)	$13.90
2017	14.44	0.45	1.71	2.16	(0.34)	(0.37)	(0.71)	15.89
2016	14.69	0.30	0.70	1.00	(0.32)	(0.93)	(1.25)	14.44
2015	16.51	0.30	(0.38)	(0.08)	(0.49)	(1.25)	(1.74)	14.69
2014	18.53	0.47	0.73	1.20	(0.52)	(2.70)	(3.22)	16.51
Class 2 shares
2018	15.72	0.32	(1.06)	(0.74)	(0.46)	(0.78)	(1.24)	13.74
2017	14.30	0.42	1.67	2.09	(0.30)	(0.37)	(0.67)	15.72
2016	14.55	0.27	0.69	0.96	(0.28)	(0.93)	(1.21)	14.30
2015	16.37	0.26	(0.38)	(0.12)	(0.45)	(1.25)	(1.70)	14.55
2014	18.39	0.43	0.73	1.16	(0.48)	(2.70)	(3.18)	16.37
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2018	12.33	0.34	(0.73)	(0.39)	(0.42)	(0.47)	(0.89)	11.05
2017	11.50	0.38	0.92	1.30	(0.34)	(0.13)	(0.47)	12.33
2016	11.52	0.31	0.42	0.73	(0.30)	(0.45)	(0.75)	11.50
2015	12.60	0.29	(0.36)	(0.07)	(0.41)	(0.60)	(1.01)	11.52
2014	13.39	0.41	0.40	0.81	(0.42)	(1.18)	(1.60)	12.60
Class 2 shares
2018	12.19	0.31	(0.73)	(0.42)	(0.39)	(0.47)	(0.86)	10.91
2017	11.38	0.36	0.89	1.25	(0.31)	(0.13)	(0.44)	12.19
2016	11.41	0.27	0.42	0.69	(0.27)	(0.45)	(0.72)	11.38
2015	12.48	0.27	(0.36)	(0.09)	(0.38)	(0.60)	(0.98)	11.41
2014	13.28	0.38	0.38	0.76	(0.38)	(1.18)	(1.56)	12.48

See accompanying notes.

102

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.

	Net Assets, End of Period (in	Ratio of Expenses to Average Net		Ratio of Net Investment Income to
Total Return(b)	thousands)	Assets		Average Net Assets	Portfolio Turnover Rate

(5.04)%	$561,162	0.23%(c),(d)		2.29%	18.2%
15.21	678,409	0.23	(d)	2.92	27.4
6.82	672,562	0.23	(d)	2.07	16.5
(0.81)	732,937	0.23	(d)	1.88	26.1
6.82	826,908	0.23	(d)	2.64	16.4

(5.25)	104,051	0.48	(c),(d)	2.10	18.2
14.88	110,129	0.48	(d)	2.77	27.4
6.62	97,047	0.48	(d)	1.88	16.5
(1.08)	96,511	0.48	(d)	1.66	26.1
6.59	99,852	0.48	(d)	2.44	16.4

(3.49)	154,297	0.22	(c),(d)	2.79	19.5
11.46	178,523	0.23	(d)	3.16	26.3
6.37	183,830	0.23	(d)	2.64	19.8
(0.78)	193,585	0.23	(d)	2.38	28.2
6.22	206,621	0.23	(d)	3.10	21.2

(3.75)	20,449	0.47	(c),(d)	2.59	19.5
11.14	20,541	0.48	(d)	3.06	26.3
6.08	17,477	0.48	(d)	2.39	19.8
(0.93)	17,774	0.48	(d)	2.19	28.2
5.92	16,731	0.48	(d)	2.87	21.2

(a) Calculated based on average shares outstanding during the period.

(b)Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

(c) Reflects Manager's contractual expense limit.

(d)Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

103

			Financial Highlights
Principal Variable Contracts Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net	Net Realized
	Net Asset Value,	Investment	and Unrealized	Total From	Dividends from	Distributions	Total	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Value, End of
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2018	$19.86	$0.35	($1.51)	($1.16)	($0.56)	($0.98)	($1.54)	$17.16
2017	17.22	0.54	2.82	3.36	(0.30)	(0.42)	(0.72)	19.86
2016	17.22	0.30	0.90	1.20	(0.26)	(0.94)	(1.20)	17.22
2015	19.02	0.26	(0.41)	(0.15)	(0.43)	(1.22)	(1.65)	17.22
2014	20.60	0.48	0.97	1.45	(0.39)	(2.64)	(3.03)	19.02
Class 2 shares
2018	19.60	0.31	(1.50)	(1.19)	(0.51)	(0.98)	(1.49)	16.92
2017	17.01	0.49	2.78	3.27	(0.26)	(0.42)	(0.68)	19.60
2016	17.02	0.25	0.89	1.14	(0.21)	(0.94)	(1.15)	17.01
2015	18.82	0.21	(0.40)	(0.19)	(0.39)	(1.22)	(1.61)	17.02
2014	20.42	0.42	0.97	1.39	(0.35)	(2.64)	(2.99)	18.82
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2018	12.95	0.40	(0.63)	(0.23)	(0.53)	(0.33)	(0.86)	11.86
2017	12.45	0.47	0.56	1.03	(0.44)	(0.09)	(0.53)	12.95
2016	12.27	0.42	0.44	0.86	(0.43)	(0.25)	(0.68)	12.45
2015	13.22	0.40	(0.56)	(0.16)	(0.47)	(0.32)	(0.79)	12.27
2014	13.72	0.49	0.33	0.82	(0.52)	(0.80)	(1.32)	13.22
Class 2 shares
2018	12.83	0.38	(0.63)	(0.25)	(0.51)	(0.33)	(0.84)	11.74
2017	12.34	0.45	0.54	0.99	(0.41)	(0.09)	(0.50)	12.83
2016	12.17	0.38	0.44	0.82	(0.40)	(0.25)	(0.65)	12.34
2015	13.12	0.37	(0.56)	(0.19)	(0.44)	(0.32)	(0.76)	12.17
2014	13.62	0.45	0.33	0.78	(0.48)	(0.80)	(1.28)	13.12

See accompanying notes.

104

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.

	Net Assets, End of Period (in	Ratio of Expenses to Average Net		Ratio of Net Investment Income to
Total Return(b)	thousands)	Assets		Average Net Assets	Portfolio Turnover Rate

(6.62)%	$189,654	0.23%(c),(d)		1.81%	27.0%
19.78	220,054	0.23	(d)	2.88	35.1
7.00	194,284	0.23	(d)	1.73	25.5
(1.09)	193,966	0.23	(d)	1.40	29.1
7.43	198,465	0.23	(d)	2.40	19.4

(6.82)	118,307	0.48	(c),(d)	1.60	27.0
19.46	127,079	0.48	(d)	2.68	35.1
6.76	108,247	0.48	(d)	1.49	25.5
(1.34)	103,771	0.48	(d)	1.17	29.1
7.14	102,757	0.48	(d)	2.11	19.4

(1.97)	157,019	0.23	(d)	3.19	19.9
8.41	194,742	0.23	(d)	3.69	29.3
7.04	196,393	0.23	(d)	3.32	17.1
(1.31)	200,828	0.23	(d)	3.05	25.2
6.03	215,309	0.23	(d)	3.55	18.8

(2.20)	25,656	0.48	(d)	3.07	19.9
8.13	23,003	0.48	(d)	3.57	29.3
6.73	20,085	0.48	(d)	3.06	17.1
(1.55)	21,108	0.48	(d)	2.85	25.2
5.80	19,836	0.48	(d)	3.27	18.8

(a) Calculated based on average shares outstanding during the period.

(b)Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

(c) Reflects Manager's contractual expense limit.

(d)Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

105

			Financial Highlights
Principal Variable Contracts Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net	Net Realized
	Net Asset Value,	Investment	and Unrealized	Total From	Dividends from	Distributions	Total	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Value, End of
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	Period
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2018	$21.72	$0.33	($2.01)	($1.68)	($0.52)	($1.16)	($1.68)	$18.36
2017	18.54	0.51	3.54	4.05	(0.30)	(0.57)	(0.87)	21.72
2016	18.70	0.30	0.85	1.15	(0.28)	(1.03)	(1.31)	18.54
2015	21.00	0.29	(0.56)	(0.27)	(0.47)	(1.56)	(2.03)	18.70
2014	23.55	0.56	1.33	1.89	(0.38)	(4.06)	(4.44)	21.00
Class 2 shares
2018	21.46	0.28	(2.00)	(1.72)	(0.47)	(1.16)	(1.63)	18.11
2017	18.33	0.47	3.48	3.95	(0.25)	(0.57)	(0.82)	21.46
2016	18.50	0.26	0.83	1.09	(0.23)	(1.03)	(1.26)	18.33
2015	20.80	0.24	(0.55)	(0.31)	(0.43)	(1.56)	(1.99)	18.50
2014	23.38	0.49	1.32	1.81	(0.33)	(4.06)	(4.39)	20.80
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2018	2.55	0.06	(0.03)	0.03	(0.06)	–	(0.06)	2.52
2017	2.54	0.05	0.01	0.06	(0.05)	–	(0.05)	2.55
2016	2.54	0.05	–	0.05	(0.05)	–	(0.05)	2.54
2015	2.59	0.04	(0.02)	0.02	(0.07)	–	(0.07)	2.54
2014	2.59	0.05	(0.01)	0.04	(0.04)	–	(0.04)	2.59
Class 2 shares
2018	2.54	0.05	(0.03)	0.02	(0.05)	–	(0.05)	2.51
2017	2.53	0.05	0.01	0.06	(0.05)	–	(0.05)	2.54
2016	2.53	0.04	0.01	0.05	(0.05)	–	(0.05)	2.53
2015	2.58	0.04	(0.02)	0.02	(0.07)	–	(0.07)	2.53
2014	2.59	0.04	(0.01)	0.03	(0.04)	–	(0.04)	2.58

See accompanying notes.

106

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.

	Net Assets, End of Period (in	Ratio of Expenses to Average Net		Ratio of Net Investment Income to
Total Return(b)	thousands)	Assets		Average Net Assets	Portfolio Turnover Rate

(8.60)%	$140,247	0.23%(c),(d)		1.56%	37.8%
22.22	163,861	0.23	(d)	2.50	37.7
6.15	145,083	0.23	(d)	1.61	23.4
(1.62)	142,227	0.23	(d)	1.45	37.9
8.68	138,863	0.23	(d)	2.50	20.4

(8.87)	114,902	0.48	(c),(d)	1.34	37.8
21.95	126,632	0.48	(d)	2.33	37.7
5.90	103,870	0.48	(d)	1.41	23.4
(1.87)	95,775	0.48	(d)	1.19	37.9
8.35	96,446	0.48	(d)	2.21	20.4

1.02	149,075	0.50	(c)	2.19	49.9
2.39	158,446	0.50	(c)	2.01	67.3
2.14	170,538	0.50	(c)	1.91	48.6
0.71	160,833	0.49	(c)	1.63	57.0
1.73	267,674	0.49	(c)	1.74	54.3

1.23 (e)	4,083	0.75	(c)	1.96	49.9
1.78 (e)	2,300	0.75	(c)	1.78	67.3
2.01	2,072	0.75	(c)	1.65	48.6
0.59	1,485	0.74	(c)	1.39	57.0
1.02	913	0.74	(c)	1.49	54.3

(a) Calculated based on average shares outstanding during the period.

(b)Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

(c) Reflects Manager's contractual expense limit.

(d)Does not include expenses of the investment companies in which the Portfolio invests.

(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

107

				Financial Highlights
Principal Variable Contracts Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

			Net	Net Realized
		Net Asset Value,	Investment	and Unrealized	Total From	Dividends from	Distributions	Total	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Value, End of
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	Period
SMALLCAP ACCOUNT
Class 1 shares
2018		$17.10	$0.03	($1.62)	($1.59)	($0.06)	($1.15)	($1.21)	$14.30
2017		15.21	0.06	1.89	1.95	(0.06)	–	(0.06)	17.10
2016		13.55	0.15	2.15	2.30	(0.04)	(0.60)	(0.64)	15.21
2015		13.99	0.05	(0.03)	0.02	(0.01)	(0.45)	(0.46)	13.55
2014		13.79	0.02	0.64	0.66	(0.05)	(0.41)	(0.46)	13.99
Class 2 shares
2018		17.04	(0.01)	(1.62)	(1.63)	(0.02)	(1.15)	(1.17)	14.24
2017		15.17	0.02	1.87	1.89	(0.02)	–	(0.02)	17.04
2016		13.52	0.11	2.15	2.26	(0.01)	(0.60)	(0.61)	15.17
2015	(d)	14.49	0.02	(0.53)	(0.51)	(0.01)	(0.45)	(0.46)	13.52

See accompanying notes.

108

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.

		Net Assets, End of Period (in	Ratio of Expenses to Average Net		Ratio of Net Investment Income to
Total Return(b)		thousands)	Assets		Average Net Assets	Portfolio Turnover Rate

(10.89)%		$163,243	0.83%		0.20%	45.0%
12.87		208,669	0.83		0.37	64.1
17.39		209,911	0.83		1.08	57.1
(0.10)		205,344	0.83		0.33	63.3
4.89		64,682	0.87		0.16	67.0

(11.17	) (c)	4,874	1.08		(0.05)	45.0
12.57	(c)	5,371	1.08		0.12	64.1
17.15		4,938	1.08		0.80	57.1
(3.76) (e)		4,523	1.08	(f)	0.13 (f)	63.3	(f)

(a) Calculated based on average shares outstanding during the period.

(b)Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

(d)Period from February 17, 2015 date operations commenced, through December 31, 2015.

(e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

See accompanying notes.

109

Report of Independent Registered Public Accounting Firm

To the Shareholders of Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, LargeCap Growth Account, MidCapAccount, Principal CapitalAppreciationAccount, Real Estate SecuritiesAccount, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, and SmallCap Account and Board of Directors of Principal Variable Contracts Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, LargeCap Growth Account, MidCap Account, Principal Capital Appreciation Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, and SmallCap Account (collectively referred to as the “Accounts”) (15 of the accounts constituting Principal Variable Contracts Funds, Inc. (the “Fund”)), including the schedules of investments, as of December 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Accounts at December 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, transfer agent, agent banks, and brokers or by other appropriate auditing procedures where replies from brokers and agent banks were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Principal investment companies since 1969.

Minneapolis, Minnesota

February 15, 2019

110

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
December 31, 2018 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the expenses the Funds bear directly, each of the Accounts may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018), unless otherwise noted.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds.

			Expenses Paid
		Ending	During Period
	Beginning Account	Account Value	July 1, 2018	Annualized
	Value July 1, 2018	December 31, 2018	to December 31, 2018(a)	Expense Ratio
Diversified International Account Class 1
Actual	$1,000.00	$858.45	$4.26	0.91%
Hypothetical	1,000.00	1,020.62	4.63	0.91

Diversified International Account Class 2
Actual	1,000.00	857.21	5.43	1.16
Hypothetical	1,000.00	1,019.36	5.90	1.16

Equity Income Account Class 1
Actual	1,000.00	952.07	2.36	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48

Equity Income Account Class 2
Actual	1,000.00	950.94	3.59	0.73
Hypothetical	1,000.00	1,021.53	3.72	0.73

Government & High Quality Bond Account Class 1
Actual	1,000.00	1,018.52	2.59	0.51
Hypothetical	1,000.00	1,022.63	2.60	0.51

Government & High Quality Bond Account Class 2
Actual	1,000.00	1,016.25	3.86	0.76
Hypothetical	1,000.00	1,021.37	3.87	0.76

Income Account Class 1
Actual	1,000.00	1,009.77	2.58	0.51
Hypothetical	1,000.00	1,022.63	2.60	0.51

Income Account Class 2
Actual	1,000.00	1,008.64	3.85	0.76
Hypothetical	1,000.00	1,021.37	3.87	0.76

111

	Shareholder Expense Example
	Principal Variable Contracts Funds, Inc.
	December 31, 2018 (unaudited)

			Expenses Paid
		Ending	During Period
	Beginning Account	Account Value	July 1, 2018	Annualized
	Value July 1, 2018	December 31, 2018	to December 31, 2018(a)	Expense Ratio
LargeCap Growth Account Class 1
Actual	$1,000.00	$845.52	$3.21	0.69%
Hypothetical	1,000.00	1,021.73	3.52	0.69

LargeCap Growth Account Class 2
Actual	1,000.00	844.40	4.37	0.94
Hypothetical	1,000.00	1,020.47	4.79	0.94

MidCap Account Class 1
Actual	1,000.00	907.21	2.64	0.55
Hypothetical	1,000.00	1,022.43	2.80	0.55

MidCap Account Class 2
Actual	1,000.00	905.92	3.84	0.80
Hypothetical	1,000.00	1,021.17	4.08	0.80

Principal Capital Appreciation Account Class 1
Actual	1,000.00	940.20	3.13	0.64
Hypothetical	1,000.00	1,021.98	3.26	0.64

Principal Capital Appreciation Account Class 2
Actual	1,000.00	939.31	4.35	0.89
Hypothetical	1,000.00	1,020.72	4.53	0.89

Real Estate Securities Account Class 1
Actual	1,000.00	945.93	4.37	0.89
Hypothetical	1,000.00	1,020.72	4.53	0.89

Real Estate Securities Account Class 2
Actual	1,000.00	944.76	5.59	1.14
Hypothetical	1,000.00	1,019.46	5.80	1.14

SAM Balanced Portfolio Class 1
Actual	1,000.00	947.19	1.18	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24

SAM Balanced Portfolio Class 2
Actual	1,000.00	945.67	2.40	0.49
Hypothetical	1,000.00	1,022.74	2.50	0.49

SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	965.86	1.14	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23

SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	964.05	2.38	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48

SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	928.66	1.12	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23

SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	927.54	2.33	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48

SAM Flexible Income Portfolio Class 1
Actual	1,000.00	983.34	1.15	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23

SAM Flexible Income Portfolio Class 2
Actual	1,000.00	981.09	2.40	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48

SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	911.49	1.11	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23

SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	910.07	2.31	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48

112

	Shareholder Expense Example
	Principal Variable Contracts Funds, Inc.
	December 31, 2018 (unaudited)

			Expenses Paid
		Ending	During Period
	Beginning Account	Account Value	July 1, 2018	Annualized
	Value July 1, 2018	December 31, 2018	to December 31, 2018(a)	Expense Ratio
Short-Term Income Account Class 1
Actual	$1,000.00	$1,010.17	$2.53	0.50%
Hypothetical	1,000.00	1,022.68	2.55	0.50

Short-Term Income Account Class 2
Actual	1,000.00	1,008.27	3.80	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75

SmallCap Account Class 1
Actual	1,000.00	806.67	3.78	0.83
Hypothetical	1,000.00	1,021.02	4.23	0.83

SmallCap Account Class 2
Actual	1,000.00	805.22	4.91	1.08
Hypothetical	1,000.00	1,019.76	5.50	1.08

(a)	Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

113

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal

Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

			Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	131	Durango Herald, Inc;
Director since 2004			McClatchy Newspapers, Inc.
Member, Nominating and Governance
Committee
1948

Leroy T. Barnes, Jr.	Retired.	131	McClatchy Newspapers,
Director since 2012			Inc.; Herbalife Ltd.; Frontier
Member, Audit Committee			Communications, Inc.
1951

Craig Damos	President, The Damos Company	131	Hardin Construction
Director since 2008
Member, Audit Committee Member,
15(c)Committee
1954

Mark A. Grimmett	Formerly, Executive Vice President and CFO, Merle	131	None
Director since 2004	Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	Formerly, CEO, MAM USA	131	Focus Products Group; MAM
Director since 2005			USA
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Retired.	131	Armstrong World Industries,
Director since March 2012			Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

Karen (“Karrie”) McMillan	Managing Director, Patomak Global Partners, LLC.	131	None
Director since 2014	Formerly, General Counsel, Investment Company
Member, Operations Committee	Institute
1961

Elizabeth A. Nickels	Formerly, Executive Director, Herman Miller	131	Charlotte Russe; Follet
Director since 2015	Foundation; Formerly President, Herman Miller		Corporation; PetSmart;
Member, Audit Committee	Healthcare		SpartanNash; Spectrum
1962			Health Systems

Mary M. (“Meg”) VanDeWeghe	CEO and President, Forte Consulting, Inc.	131	Brown Advisory; B/E
Director since 2018			Aerospace; WP Carey; Nalco
Member, Operations Committee			(and its successor Ecolab)
1959

114

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the

Manager and Principal Life.

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Michael J. Beer	Chief Executive Officer, Principal Funds	131	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015 Executive
President, Chief Executive Officer	Director – Funds, Principal Global
Member, Executive Committee	Investors, LLC (“PGI”) since 2017 Director, PGI
1961	since 2017
Director, PFD since 2015
Vice President/Mutual Funds and Broker
Dealer, Principal Life Insurance Company
(“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (“PMC”) (2006-2015) President &
Chief Executive Officer,
PMC (2015-2017)
Executive Vice President/Chief Operating
Officer, PMC (2008-2015)
Chair, PMC (2015-2017)
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Nora M. Everett	Director, Finisterre Capital LLP since 2011 Director,	131	None
Director since 2008	Origin Asset Management
Chair	LLP since 2011
Member, Executive Committee	Chairman, Principal Financial
1959	Advisors, Inc. (“PFA”) (2010-2015) Chairman,
PFD (2011-2015)
Senior Vice President/Retirement and
Income Solutions (“RIS”), PLIC (2008-2015)
President/RIS, PLIC since 2015
Chairman, PMC (2011-2015)
President, PMC (2008-2015)
Director, PSI (2008-2011, and since 2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI (2009-2015) Chairman,
PSS (2011-2015)

Patrick Halter	Director, Morley Capital Management, Inc.	131	None
Director since 2017	(“Morley”) since 2017
Member, Executive Committee	Chair, Post Advisory Group, LLC (“Post”) since
1959	2017
Chief Operating Officer, PGI since 2017 Director,
PGI since 2003
Chair, PREI since 2004
Chief Executive Officer, PREI since 2005 Chair,
Spectrum since 2017

Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.

115

The following table presents officers of the Funds.

Name,
Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Vice President and Counsel (2017-2018)
Deputy Chief Compliance Officer	Assistant Counsel (2010-2017)
Des Moines, IA 50392	Assistant Secretary (2015-2018)
1973	Counsel, PGI (2017-2018)
Counsel, PFD (2009-2013)
Counsel, PLIC (2009-2018)
Counsel, PMC (2009-2013, 2014-2017)
Counsel, PSI (2009-2013)
Counsel, PSS (2009-2013)

Tracy Bollin	Managing Director, PGI since 2016
Chief Financial Officer	Chief Operating Officer, PMC (2015-2017)
Des Moines, IA 50392	Chief Financial Officer, PFA (2010-2015)
1970	Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)

Gina L. Graham	Vice President/Treasurer, PFA since 2016
Treasurer	Vice President/Treasurer, Morely since 2016
Des Moines, IA 50392	Vice President/Treasurer, PFD since 2016
1965	Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, Principal Real Estate
Investors, LLC since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016

Laura B. Latham	Counsel, PGI since 2018
Assistant Counsel and Assistant Secretary	Prior thereto, Attorney in Private Practice
Des Moines, IA 50392
1986

Diane K. Nelson	Chief Compliance Officer/AML Officer, PSS since
AML Officer	2015
Des Moines, IA 50392	Compliance Advisor, PMC (2013-2015)
1965

Layne A. Rasmussen	Vice President/Controller, PMC prior to 2018
Vice President	Director – Accounting, PLIC since 2015
Des Moines, IA 50392	Financial Controller, PLIC prior to 2015
1958

Sara L. Reece	Director - Accounting, PLIC since 2015
Vice President and Controller	Assistant Financial Controller, PLIC prior to 2015
Des Moines, IA 50392
1975

Teri R. Root	Interim Chief Compliance Officer (2018)
Chief Compliance Officer	Deputy Chief Compliance Officer (2015-2018)
Des Moines, IA 50392	Deputy Chief Compliance Officer, PGI since 2017
1979	Vice President and Chief Compliance Officer, PMC
(2015–2017)
Compliance Officer, PMC (2010-2013)
Vice President, PSS since 2015

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Name,
Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel and Assistant	Prior thereto, Attorney in Private Practice
Secretary
Des Moines, IA 50392
1981

Adam U. Shaikh	Assistant General Counsel, PGI since 2018
Assistant Counsel	Counsel, PGI (2017-2018)
Des Moines, IA 50392	Counsel, PFD (2006-2013)
1972	Counsel, PLIC
Counsel, PMC (2007-2013, 2014-2017)
Counsel, PSI (2007-2013)

Dan Westholm	Assistant Vice President/Treasurer, PGI since 2017
Assistant Treasurer	Assistant Vice President/Treasury, PFA since 2013
Des Moines, IA 50392	Director – Treasury, PFA (2011-2013)
1966	Assistant Vice President/Treasury, PFD since 2013
Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Director – Treasury, PMC (2003-2013)
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Director – Treasury, PSI (2011-2013)
Assistant Vice President/Treasury, PSS since 2013
Director – Treasury, PSS (2007-2013)

Beth Wilson	Director and Secretary – Funds, PLIC
Vice President and Secretary	Vice President, PMC (2007-2013)
Des Moines, IA 50392
1956

Clint Woods	Of Counsel (2017-2018)
Counsel, Vice President, and	Vice President (2016-2017)
Assistant Secretary	Counsel (2015-2017)
Des Moines, IA 50392	Vice President, PLIC since 2015
1961	Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013

Jared Yepsen	Counsel, PGI since 2017
Assistant Tax Counsel	Counsel, PLIC since 2015
Des Moines, IA 50392	Senior Attorney, Transamerica Life Insurance
1981	Company (TLIC)
(2013-2015)
Attorney, TLIC (2010-2013)

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.

The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.

The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.

The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and

117

functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.

Additional information about the Fund is available in the Prospectus dated May 1, 2018, and the Statement of Additional Information dated May 1, 2018. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses-pvc.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the

SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

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BOARD CONSIDERATION OF INVESTMENTADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds, Inc. (“PVC”) approved: (1) the renewal of the Management Agreement and various subadvisory agreements for all Funds, and (2) an amended and restated Sub-Advisory Agreement with Principal Real Estate Investors, LLC related to the Real Estate Securities Account.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements

At its September 11, 2018 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements for all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PVC, as defined in the 1940 Act (the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between the Principal Global Investors, LLC (the “Manager”) and PVC, on behalf of each of the thirty-six (37) series of PVC (each series is referred to as a “Fund”); and (2) the Subadvisory Agreements between the Manager and each of Brown Advisory, LLC; Columbus Circle Investors (“CCI”); Mellon Corporation (“Mellon”); Principal Real Estate Investors, LLC (“Principal-REI”); Spectrum Asset Management Inc. (“Spectrum”) and T. Rowe Price Associates, Inc. (collectively, the “Subadvisors”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.” The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including the Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Management Agreement

With respect to the ManagementAgreement for each Fund, the Board considered, among other factors, that the Manager, along with Principal Management Corporation (“PMC”), the previous investment adviser to the Funds that merged with and into the Manager on May 1, 2017, and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive fees for certain Funds. In addition, the Board considered the following factors, and made certain findings and conclusions with respect thereto, for each of the Funds. The Board concluded that a relationship with a capable and conscientious adviser is in the best interests of each Fund.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of the services provided under the Management Agreements, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreements. The Board also considered that, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility for certain Funds to the Subadvisors. The Board noted that the Manager’s process for the selection of subadvisors emphasizes the selection of Principal-affiliated subadvisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated subadvisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated Subadvisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated subadvisor for a Fund. The Board considered the Manager’s due diligence process for monitoring and replacing Subadvisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds and included those findings in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2018 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2018, and compared those returns to various agreed-upon performance measures, including peer-group data based upon a broad-based, industry category determined by Morningstar.

For Funds or Subadvisors that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period ended March 31, 2018, respectively, if available. The Board also compared each Fund’s investment performance over

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the one-, three- and five-year periods ended March 31, 2018, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain Subadvisors for multi-manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund or Subadvisor, remedial efforts being taken to improve performance and/or the Manager’s explanation for the performance of such Fund or Subadvisor. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all Subadvisors, for which they received regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisors at the appropriate time, if necessary.

Investment Management Fees

The Board considered each Fund’s management fee. For each Fund, the Board received certain information from Broadridge. For Funds the Board received information comparing each Fund’s (1) contractual management fee at current asset levels and at theoretical asset levels, (2) actual management fee (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management fees at average fiscal-year asset levels, and (4) actual total expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Class 1 shares of the Funds, in each case as available, to investment advisory fees and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”), and, if available, a broad-based, industry category defined by Broadridge (“Expense Universe”). For Funds that did not offer Class 1 shares, the information provided was based upon Class 2 shares.

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds and other funds and non-fund accounts managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale and expense caps and fee waivers. The Board considered that certain Principal Funds, Inc. Funds with similar investment strategies and policies have different management fees and noted the reasons cited by the Manager for the differing fees. In reviewing the fees of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to the Funds and the services provided to such other accounts. For most Funds, actual management fees were within the third quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the third quartile, total net expense ratios were within the third quartile or better. Discussion is set forth below regarding specific factors relevant to the Board’s review of certain other Funds.

With respect to the Principal LifeTime Accounts, the Board noted that the Funds pay no Fund-level management fees. The Board also reviewed the actual non-management expenses of the Funds and found them to be reasonable. The Board reviewed the total net expense ratios of the Funds, including acquired fund fees and expenses. The Board considered that many of the Principal LifeTime Accounts would benefit from the new contractual fee waivers for certain Funds in which the Funds invest, as discussed below, and determined to monitor the Funds’ total net expense ratios going forward.

With respect to the Largecap Growth Account I that uses the “Core Satellite” structure, the Board also considered that the Manager contractually agreed to continue to waive a portion of its management fee. The Board considered the services provided by the Manager in managing the enhanced index “Core” sleeve as a part of the overall services covered by the net management fee received by the Manager.

The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. The list of agreed upon expense caps and fee waivers is the result of the Manager’s proposals to extend the expense caps and fee waivers for certain Funds and share classes and to terminate the expense caps and fee waivers for certain Funds and share classes that are both currently operating and projected to operate below current applicable expense caps.

The list of agreed upon expense caps and fee waivers also reflects new or revised fee waivers for the International Emerging MarketsAccount and the Real Estate Securities Account, to be effective from January 1, 2019 through April 30, 2020.

Considering all factors they deemed relevant, the Board concluded that the management fee payable by each Fund was reasonable in light of the nature, quality and extent of the services provided by the Manager and other relevant factors.

In addition, with regard to the Diversified Growth Volatility Control Account and the Diversified Balanced Volatility Control Account, each of which is permitted to invest in unaffiliated exchange-traded funds in excess of the limits set forth in Section 12(d)(1) of the Investment Company Act of 1940, as amended, in accordance with exemptive orders issued to such exchange-traded funds and procedures previously adopted by the Board, the Board considered information provided by the Manager relating to the non-duplicative nature of the Fund’s management fees and found that the management fees charged by the Manager under the Management Agreement for the Fund are for services provided in addition to, and are not duplicative of, services provided under the investment advisory contract(s) of the exchange-traded funds in which the Fund may invest.

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Profitability

The Board reviewed detailed information regarding revenues PMC, the previous investment advisor to the Funds, and its affiliate, the Manager, received under the Management Agreements and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended December 31, 2017. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (Columbus Circle Investors, Principal Real Estate Investors LLC and SpectrumAsset Management, Inc.) and the aggregated return on revenue to PMC and its affiliates for the year ended December 31, 2017. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2018 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fees at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the Principal LifeTime Accounts do not directly pay management fees, although shareholders bear a portion of the cost of the management fees at the underlying fund level as reflected in the acquired fund fees and expenses.

The Board also noted that the management fees for the Diversified Balanced Account, the Diversified Balanced Managed Volatility Account, the Diversified Balanced Volatility Control Account, the Diversified Growth Account, the Diversified Growth Managed Volatility Account, the Diversified Growth Volatility Control Account, the Diversified Income Account, the Multi-Asset Income Account, the Bond Market Index Account, and the LargeCap S&P 500 Index Account do not include breakpoints, but each such Fund has a relatively low basis point fee (25 basis points or less) on all Fund assets. Considering all relevant factors, including the level of the fee, the Board determined that no breakpoints were necessary at this time. The Board further determined that no breakpoints are necessary at this time for the LargeCap S&P 500 Managed Volatility Index Account due, among other factors, to their current asset levels and taking into account levels of profitability to the Manager.

Subadvisory Fees, Economies of Scale and Profitability

For each subadvised Fund, the Board considered the subadvisory fees, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The Board also considered the Subadvisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisors to the subadvised Funds under the Subadvisory Agreements are satisfactory.

Investment Performance

As to each subadvised Fund, the Manager had advised the Board that the investment services delivered by each Subadvisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Subadvisor is qualified and that either: (1) the investment performance of the Subadvisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Subadvisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Subadvisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

Fees, Economies of Scale and Profitability

For each subadvised Fund, the Board considered the subadvisory fees, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee. For each subadvised Fund, the Board received certain information from Broadridge comparing each such Fund’s subadvisory fee at current asset levels and at theoretical asset levels to subadvisory fees of subadvised funds in the Expense Group and, if available, the Expense Universe.

The Board considered whether there are economies of scale with respect to the subadvisory services provided to each subadvised Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees or whether the subadvisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to

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unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and the Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with their review of the profitability of the Manager. On the basis of the information provided, the Board concluded that the subadvisory fees were reasonable.

Other Benefits to Subadvisors

The Board also considered the character and amount of other incidental benefits received by each Subadvisor when evaluating the subadvisory fees. The Board considered as a part of this analysis each Subadvisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that, on the basis of the information provided, the subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Principal Real Estate Investors, LLC Amended and Restated Sub-Advisory Agreement

On December 11, 2018, the Board met to consider for the Real Estate Securities Account (the “Account”) the approval of an amended fee schedule under the subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Principal Real Estate Investors, LLC (the “Subadvisor”) with respect to the Account, which would result in a reduction of the subadvisory fee rate at all asset levels.

The Board reviewed materials received from the Manager regarding the proposed change in the subadvisory fee schedule. The Board considered the Manager’s representation that the change in the subadvisory fee schedule would not reduce the quality or quantity of the services provided by the Subadvisor to the Account and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for the Account during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory Agreement was in the best interests of the Account.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Account to approve the amended Subadvisory Agreement at this time and, accordingly, recommended to the Board of Directors the approval of the amended Subadvisory Agreement.

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Special Meeting of Shareholders

Principal Variable Contracts Funds, Inc.

Held October 1, 2018

1. Shareholders of LargeCap Value Account voted to approve a Plan of Acquisition providing the reorganization of LargeCap Value Account into Equity Income Account:

In Favor	Opposed	Abstained
4,049,431.508	50,762.673	284,262.029

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Federal Income Tax Information
Principal Variable Contracts Funds, Inc.
December 31, 2018 (unaudited)

Long-Term Capital Gain Dividends. Certain accounts distributed long-term capital gain dividends during the fiscal year ended December 31, 2018. Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements. To the extent necessary to distribute such capital gains, certain accounts may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.

Unrecaptured Section 1250 Gain Distribution. Principal Variable Contracts Funds, Inc. – Real Estate Securities Account distributed Unrecaputured Section 1250 gains, in addition to long-term capital gains, in 2018. Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.

Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended December 31, 2018, that qualifies for the DRD are as follows:

DRD
Equity Income Account	69.83%
Income Account	0.98
LargeCap Growth Account	100.00
MidCap Account	99.98
Principal Capital Appreciation Account	100.00
SAM Balanced Portfolio	30.87
SAM Conservative Balanced Portfolio	22.02
SAM Conservative Growth Portfolio	38.80
SAM Flexible Income Portfolio	21.21
SAM Strategic Growth Portfolio	35.43
SmallCap Account	35.21

Foreign Taxes Paid. The following accounts elect under the Internal Revenue Code Section (“IRC”) 853 to pass through foreign taxes paid to their shareholders. The total amounts of foreign taxes passed through to shareholders on a per share basis for the year ended December 31, 2018, are as follows:

	Foreign Taxes	Foreign
	Per Share	Source Income
Diversified International Account	$0.0454	99.37%
SAM Balanced Portfolio	0.0054	17.38
SAM Conservative Balanced Portfolio	0.0028	11.02
SAM Conservative Growth Portfolio	0.0105	25.58
SAM Flexible Income Portfolio	0.0003	0.80
SAM Strategic Growth Portfolio	0.0151	36.88

The accounts may receive a refund of taxes that can result in a redetermination of historical foreign taxes paid in accordance with IRC Section 905(c). The accounts will provide by February 28th annually, when applicable, any foreign tax redetermination on Principal’s Tax Center website under the Principal Variable Contracts Funds, Inc.’s Foreign Tax Redetermination Notices.

The latest Federal Income Tax Information is available on Principal's Tax Center website. Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center Please consult your tax advisor if you have any questions.

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This report must be preceded or accompanied by a current prospectus for the Principal Variable Contracts Funds, Inc.

Principal Funds are distributed by Principal Funds Distributor, Inc.

MM1290B-11| © 2018 Principal Financial Services, Inc. | 12/2018 | t1712070973

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit hereto in response to Item 12(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

December 31, 2017 - $610,734
December 31, 2018 - $572,733

(b) Audit-Related Fees. Ernst & Young provided audit-related services to the registrant during the last fiscal year that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.

December 31, 2017 - $10,000
December 31, 2018 - $5,500

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

December 31, 2017 - $112,847
December 31, 2018 - $150,191

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy. The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Board of Trustees of Principal Exchange-Traded Funds (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1. The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds. For the purposes of this policy, Prohibited Services are:

• Services that are subject to audit procedure during a financial statement audit;

• Services where the auditor would act on behalf of management;

• Services where the auditor is an advocate to the client's position in an adversarial proceeding;

• Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;

• Financial information systems design and implementation;

• Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

• Actuarial services;

• Internal audit functions or human resources;

• Broker or dealer, investment advisor, or investment banking services;

• Legal services and expert services unrelated to the audit;

• Tax planning services related to listed, confidential and aggressive transactions;

• Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;

• Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.

2. (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service. The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting. The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3. The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4. Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5. The Committee shall ensure that the lead and concurring partners of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6. Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee. Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7. For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8. The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on June 12, 2017).

(End of policy)

(f) (2) Pre-Approval Waivers. There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(g) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(h) The aggregate non-audit fees Ernst and Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

December 31, 2017 - $122,847
December 31, 2018 - $155,691

(i) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Michael J. Beer
Michael J. Beer, President and CEO

Date 2/12/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 2/12/2019

By /s/ Michael J. Beer
Tracy W. Bollin, Chief Financial Officer

Date 2/12/2019